SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

4600 S. Syracuse St., Ste. 1100, Denver, CO 80237

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-1501

Tané T. Tyler, General Counsel, 4600 S. Syracuse St., Ste. 1100, Denver, CO 80237

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – January 31, 2015

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of January 31, 2015 are attached.

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 5.9%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc.
6.88%, 09/15/2020	$ 2,054,000	$ 2,187,510

Diversified Financial Services - 1.0%
Milestone Aviation Group, Ltd.
8.63%, 12/15/2017 (A)	1,344,000	1,491,840

Electronic Equipment, Instruments & Components - 1.0%
Viasystems, Inc.
7.88%, 05/01/2019 (A)	1,397,000	1,475,581

Food & Staples Retailing - 1.4%
US Foods, Inc.
8.50%, 06/30/2019	1,995,000	2,102,231

Health Care Equipment & Supplies - 1.1%
Biomet, Inc.
6.50%, 10/01/2020	1,632,000	1,725,351

Total Corporate Debt Securities (Cost $9,057,820)		8,982,513

CONVERTIBLE BONDS - 3.4%
Biotechnology - 1.2%
Cubist Pharmaceuticals, Inc.
1.13%, 09/01/2018	1,345,000	1,803,981

Food Products - 0.8%
Chiquita Brands International, Inc.
4.25%, 08/15/2016	1,200,000	1,198,500

Health Care Equipment & Supplies - 1.4%
Volcano Corp.
1.75%, 12/01/2017	2,106,000	2,095,470

Total Convertible Bonds (Cost $5,069,484)		5,097,951

	Shares	Value
COMMON STOCKS - 74.6%
Auto Components - 3.6%
TRW Automotive Holdings Corp. (B) (C)	51,889	5,353,388

Banks - 2.0%
Bank of Kentucky Financial Corp.	14,518	645,180
City National Corp.	15,382	1,333,465
Hudson Valley Holding Corp.	16,777	413,889
Susquehanna Bancshares, Inc.	48,434	610,753

		3,003,287

Biotechnology - 3.1%
NPS Pharmaceuticals, Inc. (B)	101,730	4,665,338
Trius Therapeutics, Inc. (D)	71,641	11,792

		4,677,130

Building Products - 1.0%
Sanitec Oyj (B)	107,241	1,227,597
Vicwest, Inc.	21,982	216,412

		1,444,009

Chemicals - 1.7%
Albemarle Corp.	2	77
Penford Corp. (B)	18,477	347,737

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Sigma-Aldrich Corp. (C)	15,774	$ 2,169,241

		2,517,055

Consumer Finance - 0.0% (E)
Carfinco Financial Group, Inc.	4,186	34,688

Containers & Packaging - 0.4%
MeadWestvaco Corp.	11,725	589,533

Diversified Telecommunication Services - 1.5%
Jazztel PLC (B)	164,450	2,329,913

Electric Utilities - 1.0%
Hawaiian Electric Industries, Inc.	7,077	242,741
Pepco Holdings, Inc. (C)	48,476	1,330,666

		1,573,407

Electrical Equipment - 0.2%
Eltek ASA	192,276	287,014

Energy Equipment & Services - 2.2%
Dresser-Rand Group, Inc. (B)	42,133	3,374,011

Food & Staples Retailing - 1.3%
Pantry, Inc. (B) (C)	48,527	1,790,646
Safeway, Inc. Casa Ley CVR Agreement, CVR (D) (F)	351,314	123,065
Safeway, Inc. Property Development Centers, LLC, CVR (D) (F)	351,314	7,659

		1,921,370

Food Products - 2.5%
Nutreco NV	74,339	3,784,337

Health Care Equipment & Supplies - 5.9%
CareFusion Corp., Class A (B)	109,582	6,498,212
Medtronic PLC	7,709	550,423
Volcano Corp. (B)	103,373	1,857,613

		8,906,248

Health Care Providers & Services - 3.9%
Gentiva Health Services, Inc. (B)	75,503	1,466,268
MWI Veterinary Supply, Inc., Class A (B)	22,526	4,272,507
Synergy Health PLC	2,149	70,077

		5,808,852

Health Care Technology - 0.3%
Advanced Computer Software Group PLC	195,030	407,584

Household Durables - 0.2%
Brookfield Residential Properties, Inc. (B)	14,138	341,009

Insurance - 11.8%
Axis Capital Holdings, Ltd.	29,910	1,522,419
Catlin Group, Ltd.	63,307	663,967
Friends Life Group, Ltd.	306,439	1,832,467
Manulife Financial Corp. (B)	112,571	1,828,493
Platinum Underwriters Holdings, Ltd.	28,311	2,090,201
Protective Life Corp.	141,160	9,874,142

		17,811,689

IT Services - 2.9%
Sapient Corp. (B)	174,471	4,337,349

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 4.2%
Covance, Inc. (B) (C)	59,779	$ 6,349,128

Media - 5.5%
DIRECTV (B) (C)	98,097	8,365,712

Metals & Mining - 0.0% (E)
Probe Mines, Ltd. (B)	15,256	64,712

Multiline Retail - 5.4%
Family Dollar Stores, Inc. (C)	106,811	8,128,317

Oil, Gas & Consumable Fuels - 0.0% (E)
Yancoal Australia, Ltd. (B)	285,634	26,684

Pharmaceuticals - 5.8%
Allergan, Inc. (C)	39,789	8,724,136
Chelsea Therapeutics International, Ltd. (D)	124,250	9,803

		8,733,939

Real Estate Investment Trusts - 2.0%
AmREIT, Inc.	74,705	1,985,659
AVIV REIT, Inc.	26,420	1,039,099
Ventas, Inc.	3	220

		3,024,978

Real Estate Management & Development - 1.2%
GAGFAH SA (B)	70,780	1,577,233
Keppel Land, Ltd.	11,075	37,140
Songbird Estates PLC (B)	42,718	224,231

		1,838,604

Semiconductors & Semiconductor Equipment - 4.8%
Silicon Image, Inc. (B)	127,294	924,154
Spansion, Inc., Class A (B)	36,059	1,278,652
Tokyo Electron, Ltd., ADR (C)	288,970	5,042,527

		7,245,333

Wireless Telecommunication Services - 0.2%
Leap Wireless (F)	119,712	301,674

Total Common Stocks (Cost $111,753,904)		112,580,954

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.1%
Actavis PLC, Call
Strike Price $285.00
Expires 02/20/2015	4	1,052
AT&T, Inc., Put
Strike Price $33.00
Expires 03/20/2015	443	37,655
AT&T, Inc., Put
Strike Price $35.00
Expires 02/20/2015	98	17,836
Cubist Pharmaceuticals, Inc. (D), Put
Strike Price $70.00
Expires 02/20/2015	17	17
Cubist Pharmaceuticals, Inc. (D), Put
Strike Price $80.00
Expires 02/20/2015	83	2,490
Dollar Tree, Inc., Put
Strike Price $62.50
Expires 05/15/2015	43	3,655

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Dollar Tree, Inc., Put
Strike Price $67.50
Expires 02/20/2015	15	$ 510
International Rectifier Corp. (D), Put
Strike Price $35.00
Expires 03/20/2015	60	120
NPS Pharmaceuticals, Inc., Put
Strike Price $35.00
Expires 02/20/2015	186	372
Patnerre, Ltd., Call
Strike Price $115.00
Expires 05/15/2015	4	1,360
Patnerre, Ltd., Call
Strike Price $120.00
Expires 03/20/2015	6	360
Protective Life Corp. (D), Put
Strike Price $55.00
Expires 04/17/2015	9	45
TRW Automotive Holdings Corp., Call
Strike Price $100.00
Expires 04/17/2015	41	18,860

Total Exchange-Traded Options Purchased (Cost $138,626)		84,332

	Principal	Value
REPURCHASE AGREEMENT - 10.5%
State Street Bank & Trust Co. 0.01% (G), dated 01/30/2015, to be repurchased at $15,817,786 on 02/02/2015. Collateralized by U.S. Government Agency Obligations, 2.00% - 3.50%, due 11/01/2027 - 10/15/2040, and with a total value of $16,138,386.	$ 15,817,773	15,817,773

Total Repurchase Agreement (Cost $15,817,773)		15,817,773

Total Investments (Cost $141,837,607) (H)		142,563,523
Net Other Assets (Liabilities) - 5.5%		8,316,314

Net Assets - 100.0%		$ 150,879,837

	Shares	Value
SECURITIES SOLD SHORT - (20.7)%
COMMON STOCKS - (20.5)%
Banks - (1.3)%
BB&T Corp.	(26,856)	$ (947,748)
Royal Bank of Canada	(11,585)	(655,595)
Sterling Bancorp/DE	(32,210)	(424,528)

		(2,027,871)

Containers & Packaging - (0.4)%
Rock-Tenn Co., Class A	(9,125)	(592,212)

Diversified Telecommunication Services - (2.4)%
AT&T, Inc.	(108,814)	(3,582,157)

Electric Utilities - (0.1)%
NextEra Energy, Inc.	(1,709)	(186,691)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Health Care Equipment & Supplies - (1.2)%
Becton Dickinson and Co.	(8,543)	$ (1,179,617)
Medtronic PLC	(7,690)	(549,066)
STERIS Corp.	(926)	(60,394)

		(1,789,077)

Health Care Providers & Services - (1.5)%
Kindred Healthcare, Inc.	(19,331)	(356,850)
Laboratory Corp. of America Holdings (B)	(16,039)	(1,840,957)

		(2,197,807)

Insurance - (4.2)%
Aviva PLC	(226,790)	(1,799,326)
Manulife Financial Corp.	(112,571)	(1,805,459)
PartnerRe, Ltd.	(13,737)	(1,571,513)
RenaissanceRe Holdings, Ltd.	(8,385)	(801,858)
XL Group PLC, Class A	(8,231)	(283,887)

		(6,262,043)

Metals & Mining - (0.0)% (E)
Goldcorp, Inc.	(2,655)	(64,124)

Multiline Retail - (0.8)%
Dollar Tree, Inc. (B)	(16,156)	(1,148,692)

Pharmaceuticals - (2.5)%
Actavis PLC (B)	(14,217)	(3,789,399)

Real Estate Investment Trusts - (0.7)%
Omega Healthcare Investors, Inc.	(23,737)	(1,041,105)
Ventas, Inc.	(2)	(159)

		(1,041,264)

Real Estate Management & Development - (0.6)%
Deutsche Annington Immobilien SE	(25,276)	(877,877)

Semiconductors & Semiconductor Equipment - (4.4)%
Applied Materials, Inc., Class A	(234,677)	(5,360,023)
Cypress Semiconductor Corp. (B)	(88,602)	(1,305,107)

		(6,665,130)

Specialty Retail - (0.4)%
PetSmart, Inc.	(7,900)	(645,470)

Total Common Stocks (Proceeds $30,743,296)		(30,869,814)

INVESTMENT COMPANIES - (0.2)%
Capital Markets - (0.2)%
iShares 7-10 Year Treasury Bond ETF	(257)	(28,411)
SPDR Barclays High Yield Bond ETF	(8,484)	(330,367)

Total Investment Companies (Proceeds $350,369)		(358,778)

Total Securities Sold Short (Proceeds $31,093,665)		$ (31,228,592)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Value
Call - Concur Technologies, Inc. (D)	$130.00	02/20/2015	40	$(660)	$(200)
Call - DIRECTV	85.00	03/20/2015	67	(17,137)	(20,100)
Call - DIRECTV	87.50	03/20/2015	44	(5,303)	(4,400)
Call - Dollar Tree, Inc.	67.50	02/20/2015	43	(11,265)	(13,846)
Call - Dollar Tree, Inc.	70.00	02/20/2015	27	(5,798)	(7,290)
Call - Dollar Tree, Inc.	70.00	05/15/2015	43	(10,232)	(16,340)
Call - Family Dollar Stores, Inc. (D)	80.00	04/17/2015	28	(3,325)	(560)
Call - International Rectifier Corp. (D)	40.00	03/20/2015	60	(428)	(300)
Call - iPATH S&P 500® VIX Short-Term Futures ETN	35.00	02/20/2015	24	(7,542)	(8,760)
Call - MWI Veterinary Supply, Inc.	190.00	04/17/2015	6	(839)	(525)
Call - NPS Pharmaceuticals, Inc.	46.00	02/20/2015	224	(2,631)	(1,120)
Call - NPS Pharmaceuticals, Inc.	47.00	02/20/2015	19	(208)	(95)
Call - TRW Automotive Holdings Corp.	105.00	04/17/2015	41	(3,032)	(1,435)
Put - Cubist Pharmaceuticals, Inc. (D)	70.00	02/20/2015	8	(1,624)	(8)
Put - Patnerre, Ltd.	105.00	03/20/2015	6	(337)	(330)

Total				$(70,361)	$(75,309)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	03/16/2015	24,700	AUD	19,840	USD	$8	$(677)
GSC	03/16/2015	329,800	CAD	272,182	USD	—	(12,795)
GSC	03/16/2015	486,000	EUR	557,480	USD	369	(8,445)
GSC	03/16/2015	47,000	GBP	71,550	USD	—	(781)
GSC	03/16/2015	32,199,200	JPY	267,062	USD	7,280	—
GSC	03/16/2015	1,519,300	NOK	204,615	USD	—	(8,217)
GSC	03/16/2015	48,142	USD	59,000	AUD	2,350	(2)
GSC	03/16/2015	582,811	USD	676,200	CAD	50,986	—
GSC	03/16/2015	7,743,485	USD	6,407,500	EUR	500,562	(506)
GSC	03/16/2015	1,059,911	USD	692,190	GBP	17,767	(108)
GSC	03/16/2015	270,039	USD	32,199,200	JPY	—	(4,303)
GSC	03/16/2015	505,206	USD	3,778,500	NOK	16,837	(75)
GSC	03/16/2015	1,319,352	USD	10,402,400	SEK	61,715	(102)
GSC	03/16/2015	37,069	USD	50,300	SGD	—	(81)

Total						$657,874	$(36,092)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (J)	Value at January 31, 2015
ASSETS
Investments
Corporate Debt Securities	$—	$8,982,513	$—	$8,982,513
Convertible Bonds	—	5,097,951	—	5,097,951
Common Stocks
Auto Components	5,353,388	—	—	5,353,388
Banks	3,003,287	—	—	3,003,287
Biotechnology	4,665,338	—	11,792	4,677,130
Building Products	216,412	1,227,597	—	1,444,009
Chemicals	2,517,055	—	—	2,517,055
Consumer Finance	34,688	—	—	34,688
Containers & Packaging	589,533	—	—	589,533
Diversified Telecommunication Services	—	2,329,913	—	2,329,913
Electric Utilities	1,573,407	—	—	1,573,407
Electrical Equipment	—	287,014	—	287,014
Energy Equipment & Services	3,374,011	—	—	3,374,011
Food & Staples Retailing	1,790,646	—	130,724	1,921,370
Food Products	—	3,784,337	—	3,784,337
Health Care Equipment & Supplies	8,906,248	—	—	8,906,248
Health Care Providers & Services	5,738,775	70,077	—	5,808,852
Health Care Technology	—	407,584	—	407,584
Household Durables	341,009	—	—	341,009
Insurance	15,315,255	2,496,434	—	17,811,689
IT Services	4,337,349	—	—	4,337,349
Life Sciences Tools & Services	6,349,128	—	—	6,349,128
Media	8,365,712	—	—	8,365,712
Metals & Mining	64,712	—	—	64,712
Multiline Retail	8,128,317	—	—	8,128,317
Oil, Gas & Consumable Fuels	—	26,684	—	26,684
Pharmaceuticals	8,724,136	—	9,803	8,733,939
Real Estate Investment Trusts	3,024,978	—	—	3,024,978
Real Estate Management & Development	—	1,838,604	—	1,838,604
Semiconductors & Semiconductor Equipment	7,245,333	—	—	7,245,333
Wireless Telecommunication Services	—	301,674	—	301,674
Exchange-Traded Options Purchased	81,660	2,672	—	84,332
Repurchase Agreement	—	15,817,773	—	15,817,773

Total Investments	$99,740,377	$42,670,827	$152,319	$142,563,523

Derivative Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$657,874	$—	$657,874

Total Derivative Financial Instruments	$—	$657,874	$—	$657,874

LIABILITIES
Securities Sold Short
Common Stocks	$(28,192,611)	$(2,677,203)	$—	$(30,869,814)
Investment Companies	(358,778)	—	—	(358,778)

Total Securities Sold Short	$(28,551,389)	$(2,677,203)	$—	$(31,228,592)

Derivative Financial Instruments
Exchange-Traded Options Written	$(74,241)	$(1,068)	$—	$(75,309)
Forward Foreign Currency Contracts (K)	—	(36,092)	—	(36,092)

Total Derivative Financial Instruments	$(74,241)	$(37,160)	$—	$(111,401)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION (continued):

Investments	Transfers from Level 1 to Level 2 (L)	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks	$301,674	$—	$—	$—
Exchange-Traded Options Purchased	165	—	—	—
Exchange-Traded Options Written	(500)	—	—	—

Total	$301,339	$—	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $2,967,421, representing 1.97% of the Fund’s net assets.
(B)	Non-income producing security.
(C)	All or a portion of the security has been segregated as collateral for open options and securities sold short transactions. Total value of securities segregated as collateral for open options and securities sold short transactions is $24,227,150.
(D)	Fair valued as determined in good faith in accordance with procedures established by the board of trustees. Total aggregate fair value of securities is $154,991, representing 0.10% of the Fund’s net assets, and total aggregate fair value of derivatives is $(1,068), representing less than (0.01)% of the Fund’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Total aggregate value of illiquid securities is $432,398, representing 0.29% of the Fund’s net assets.
(G)	Rate disclosed reflects the yield at January 31, 2015.
(H)	Aggregate cost for federal income tax purposes is $141,837,607. Aggregate gross unrealized appreciation and depreciation for all securities is $2,319,508 and $1,593,592, respectively. Net unrealized appreciation for tax purposes is $725,916.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Fund.
(K)	Derivative financial instrument valued at unrealized appreciation (depreciation).
(L)	Transferred from Level 1 to 2 due to the unavailability of quoted market prices in active markets on January 31, 2015.

COUNTERPARTY ABBREVIATION:

GSC	Goldman Sachs & Co.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVR	Contingent Value Right

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 55.6%
Transamerica Bond (A)	5,372,747	$ 55,822,839
Transamerica Core Bond (A)	13,766,157	141,653,757
Transamerica Emerging Markets Debt (A)	1,342,386	13,611,791
Transamerica Flexible Income (A)	2,195,798	20,794,205
Transamerica High Yield Bond (A)	2,469,533	23,312,392
Transamerica Intermediate Bond (A)	5,825,633	60,237,049
Transamerica Short-Term Bond (A)	7,592,777	76,762,974
Transamerica Total Return (A)	13,402,254	142,331,939

		534,526,946

Global/International Equity - 6.1%
Transamerica Developing Markets Equity (A)	1,858,736	18,847,587
Transamerica Emerging Markets Equity (A)	629,982	6,287,223
Transamerica International Equity (A)	690,357	11,694,646
Transamerica International Equity Opportunities (A)	1,468,121	11,245,804
Transamerica International Small Cap (A)	711,834	6,420,743
Transamerica International Small Cap Value (A) (B)	353,884	4,005,969

		58,501,972

Inflation-Protected Securities - 4.9%
Transamerica Inflation Opportunities (A)	4,715,081	46,726,452

Tactical and Specialty - 6.1%
Transamerica Arbitrage Strategy (A)	1,525,318	14,993,872
Transamerica Commodity Strategy (A) (B)	863,175	5,938,644
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E) (F)	7,891	70,132
Transamerica Long/Short Strategy (A)	903,215	8,417,961
Transamerica Managed Futures Strategy (A)	2,572,299	29,195,590

		58,616,199

U.S. Equity - 27.4%
Transamerica Capital Growth (A)	1,449,465	23,321,899
Transamerica Concentrated Growth (A)	1,425,492	23,035,947
Transamerica Dividend Focused (A)	4,440,667	56,263,252
Transamerica Growth (A)	2,693,187	36,115,632
Transamerica Growth Opportunities (A)	1,579,348	16,614,738
Transamerica Large Cap Value (A)	4,623,495	55,435,705
Transamerica Mid Cap Value (A)	646,735	10,186,083
Transamerica Mid Cap Value Opportunities (A)	420,593	4,458,286
Transamerica Small Cap Core (A)	535,963	5,440,022
Transamerica Small Cap Growth (A)	557,576	6,584,970
Transamerica Small Cap Value (A)	73,864	832,450
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	1,529	5,915
Transamerica US Growth (A)	1,579,378	25,270,050

		263,564,949

Total Investment Companies (Cost $894,479,180)		961,936,518

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (G)

State Street Bank & Trust Co. 0.01% (H),
dated 01/30/2015, to be repurchased
at $1,050 on 02/02/2015.
Collateralized by a U.S. Government
Agency Obligation, 2.50%, due
11/01/2027, and with a value of
$3,960.

	$ 1,050	$ 1,050

Total Repurchase Agreement (Cost $1,050)		1,050

Total Investments (Cost $894,480,230) (I)		961,937,568
Net Other Assets (Liabilities) - (0.1)%		(861,559)

Net Assets - 100.0%		$ 961,076,009

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (K)	Value at January 31, 2015
ASSETS
Investments
Investment Companies
Fixed Income	$534,526,946	$—	$—	$534,526,946
Global/International Equity	58,501,972	—	—	58,501,972
Inflation-Protected Securities	46,726,452	—	—	46,726,452
Tactical and Specialty	58,546,067	—	70,132	58,616,199
U.S. Equity	263,559,034	—	5,915	263,564,949
Repurchase Agreement	—	1,050	—	1,050

Total Investments	$961,860,471	$1,050	$76,047	$961,937,568

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)	Fair valued as determined in good faith in accordance with procedures established by the board of trustees. Total aggregate fair value of securities is $76,047, representing 0.01% of the Fund’s net assets.
(E)	Total aggregate value of illiquid securities is $76,047, representing 0.01% of the Fund’s net assets.
(F)	At January 31, 2015, the Fund owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$81,188	$70,132	0.0	%(G)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	5,915	0.0	(G)

			$96,479	$76,047	0.0	%(G)

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rate disclosed reflects the yield at January 31, 2015.
(I)	Aggregate cost for federal income tax purposes is $894,480,230. Aggregate gross unrealized appreciation and depreciation for all securities is $74,364,533 and $6,907,195, respectively. Net unrealized appreciation for tax purposes is $67,457,338.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Level 3 securities were not considered significant to the Fund

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 0.0% (A)
Transamerica Money Market (B)	60,300	$ 60,300

Global/International Equity - 17.2%
Transamerica Developing Markets Equity (B)	6,922,471	70,193,858
Transamerica Emerging Markets Equity (B)	2,161,607	21,572,833
Transamerica International Equity (B)	3,470,379	58,788,226
Transamerica International Equity Opportunities (B)	7,661,399	58,686,315
Transamerica International Small Cap (B)	4,288,718	38,684,238
Transamerica International Small Cap Value (B)	1,456,601	16,488,721

		264,414,191

Tactical and Specialty - 11.3%
Transamerica Arbitrage Strategy (B)	3,213,191	31,585,668
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F) (G)	5,149	45,761
Transamerica Global Real Estate Securities (B)	414,990	6,199,945
Transamerica Long/Short Strategy (B)	1,661,968	15,489,545
Transamerica Managed Futures Strategy (B)	10,615,723	120,488,457

		173,809,376

U.S. Equity - 71.6%
Transamerica Capital Growth (B)	5,669,296	91,218,969
Transamerica Concentrated Growth (B)	5,275,068	85,245,093
Transamerica Dividend Focused (B)	17,592,591	222,898,131
Transamerica Growth (B)	10,613,024	142,320,654
Transamerica Growth Opportunities (B)	5,181,842	54,512,973
Transamerica Large Cap Value (B)	18,606,526	223,092,247
Transamerica Mid Cap Value (B)	5,140,581	80,964,152
Transamerica Mid Cap Value Opportunities (B)	2,928,593	31,043,086
Transamerica Small Cap Core (B)	449,466	4,562,081
Transamerica Small Cap Growth (B)	2,794,185	32,999,324
Transamerica Small Cap Value (B)	2,998,948	33,798,141
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	5,111	19,772
Transamerica US Growth (B)	6,171,200	98,739,204

		1,101,413,827

Total Investment Companies (Cost $1,329,069,775)		1,539,697,694

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (A)

State Street Bank & Trust Co. 0.01% (H),
dated 01/30/2015, to be repurchased
at $121,400 on 02/02/2015.
Collateralized by a U.S. Government
Agency Obligation, 2.00%, due
11/01/2027, and with a value of
$125,673.

	$ 121,400	$ 121,400

Total Repurchase Agreement (Cost $121,400)		121,400

Total Investments (Cost $1,329,191,175) (I)		1,539,819,094
Net Other Assets (Liabilities) - (0.1)%		(1,633,206)

Net Assets - 100.0%		$ 1,538,185,888

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (K)	Value at January 31, 2015
ASSETS
Investments
Investment Companies
Fixed Income	$60,300	$—	$—	$60,300
Global/International Equity	264,414,191	—	—	264,414,191
Tactical and Specialty	173,763,615	—	45,761	173,809,376
U.S. Equity	1,101,394,055	—	19,772	1,101,413,827
Repurchase Agreement	—	121,400	—	121,400

Total Investments	$1,539,632,161	$121,400	$65,533	$1,539,819,094

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Investment in affiliated company of Transamerica Asset Management, Inc.
(E)	Fair valued as determined in good faith in accordance with procedures established by the board of trustees. Total aggregate fair value of securities is $65,533, representing less than 0.01% of the Fund’s net assets.
(F)	Total aggregate value of illiquid securities is $65,533, representing less than 0.01% of the Fund’s net assets.
(G)	At January 31, 2015, the Fund owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$52,975	$45,761	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,112	19,772	0.0	(A)

			$104,087	$65,533	0.0	%(A)

(H)	Rate disclosed reflects yield at January 31, 2015.
(I)	Aggregate cost for federal income tax purposes is $1,329,191,175. Aggregate gross unrealized appreciation and depreciation for all securities is $216,286,603 and $5,658,684, respectively. Net unrealized appreciation for tax purposes is $210,627,919.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Level 3 securities were not considered significant to the Fund.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 23.7%
Transamerica Bond (A)	6,756,411	$ 70,199,113
Transamerica Core Bond (A)	18,557,777	190,959,525
Transamerica Emerging Markets Debt (A)	1,523,010	15,443,323
Transamerica Flexible Income (A)	5,210,794	49,346,218
Transamerica High Yield Bond (A)	4,393,316	41,472,903
Transamerica Intermediate Bond (A)	7,448,780	77,020,382
Transamerica Short-Term Bond (A)	6,547,473	66,194,954
Transamerica Total Return (A)	17,791,263	188,943,215

		699,579,633

Global/International Equity - 12.6%
Transamerica Developing Markets Equity (A)	9,074,594	92,016,387
Transamerica Emerging Markets Equity (A)	3,182,310	31,759,450
Transamerica International Equity (A)	4,403,203	74,590,259
Transamerica International Equity Opportunities (A)	12,370,560	94,758,486
Transamerica International Small Cap (A)	5,370,763	48,444,279
Transamerica International Small Cap Value (A)	2,723,597	30,831,119

		372,399,980

Inflation-Protected Securities - 1.9%
Transamerica Inflation Opportunities (A)	5,736,165	56,845,399

Tactical and Specialty - 7.5%
Transamerica Arbitrage Strategy (A)	5,152,320	50,647,306
Transamerica Commodity Strategy (A) (B)	3,211,324	22,093,907
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E) (F)	34,418	305,887
Transamerica Global Real Estate Securities (A)	1,081,317	16,154,874
Transamerica Managed Futures Strategy (A)	11,643,531	132,154,082

		221,356,056

U.S. Equity - 54.4%
Transamerica Capital Growth (A)	8,508,043	136,894,409
Transamerica Concentrated Growth (A)	7,798,926	126,030,641
Transamerica Dividend Focused (A)	25,695,855	325,566,478
Transamerica Growth (A)	15,804,425	211,937,333
Transamerica Growth Opportunities (A)	9,446,923	99,381,632
Transamerica Large Cap Value (A)	26,762,720	320,885,013
Transamerica Mid Cap Value (A)	7,621,030	120,031,219
Transamerica Mid Cap Value Opportunities (A)	4,609,351	48,859,120
Transamerica Small Cap Core (A)	1,881,243	19,094,617
Transamerica Small Cap Growth (A)	2,046,367	24,167,593
Transamerica Small Cap Value (A)	2,395,405	26,996,215
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	4,660	18,027
Transamerica US Growth (A)	9,268,038	148,288,605

		1,608,150,902

Total Investment Companies (Cost $2,659,063,492)		2,958,331,970

Total Investments (Cost $2,659,063,492) (G)		2,958,331,970
Net Other Assets (Liabilities) - (0.1)%		(2,818,779)

Net Assets - 100.0%		$ 2,955,513,191

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (I)	Value at January 31, 2015
ASSETS
Investments
Investment Companies
Fixed Income	$699,579,633	$—	$—	$699,579,633
Global/International Equity	372,399,980	—	—	372,399,980
Inflation-Protected Securities	56,845,399	—	—	56,845,399
Tactical and Specialty	221,050,169	—	305,887	221,356,056
U.S. Equity	1,608,132,875	—	18,027	1,608,150,902

Total Investments	$2,958,008,056	$—	$323,914	$2,958,331,970

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)	Fair valued as determined in good faith in accordance with procedures established by the board of trustees. Total aggregate fair value of securities is $323,914, representing 0.01% of the Fund’s net assets.
(E)	Total aggregate value of illiquid securities is $323,914, representing 0.01% of the Fund’s net assets.
(F)	At January 31, 2015, the Fund owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$354,111	$305,887	0.0	%(J)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	18,027	0.0	(J)

			$400,711	$323,914	0.0	%(J)

(G)	Aggregate cost for federal income tax purposes is $2,659,063,492. Aggregate gross unrealized appreciation and depreciation for all securities is $324,395,988 and $25,127,510, respectively. Net unrealized appreciation for tax purposes is $299,268,478.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Level 3 securities were not considered significant to the Fund.
(J)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.2%
Fixed Income - 43.7%
Transamerica Bond (A)	8,702,628	$ 90,420,303
Transamerica Core Bond (A)	24,228,141	249,307,567
Transamerica Emerging Markets Debt (A)	2,691,587	27,292,693
Transamerica Flexible Income (A)	6,704,099	63,487,817
Transamerica High Yield Bond (A)	3,707,986	35,003,388
Transamerica Intermediate Bond (A)	9,744,436	100,757,469
Transamerica Short-Term Bond (A)	10,685,725	108,032,685
Transamerica Total Return (A)	23,315,098	247,606,336

		921,908,258

Global/International Equity - 8.0%
Transamerica Developing Markets Equity (A)	3,618,968	36,696,339
Transamerica Emerging Markets Equity (A)	1,203,319	12,009,122
Transamerica International Equity (A)	2,601,977	44,077,497
Transamerica International Equity Opportunities (A)	5,486,961	42,030,120
Transamerica International Small Cap (A)	2,248,785	20,284,043
Transamerica International Small Cap Value (A)	1,154,072	13,064,092

		168,161,213

Inflation-Protected Securities - 3.0%
Transamerica Inflation Opportunities (A)	6,332,126	62,751,367

Tactical and Specialty - 8.2%
Transamerica Arbitrage Strategy (A)	3,376,647	33,192,436
Transamerica Commodity Strategy (A) (B)	2,353,739	16,193,727
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E) (F)	21,365	189,878
Transamerica Long/Short Strategy (A)	2,910,782	27,128,491
Transamerica Managed Futures Strategy (A)	8,428,691	95,665,641

		172,370,173

U.S. Equity - 37.3%
Transamerica Capital Growth (A)	4,076,884	65,597,056
Transamerica Concentrated Growth (A)	4,152,672	67,107,172
Transamerica Dividend Focused (A)	12,672,598	160,561,818
Transamerica Growth (A)	7,486,426	100,392,974
Transamerica Growth Opportunities (A)	4,826,553	50,775,337
Transamerica Large Cap Value (A)	13,077,787	156,802,664
Transamerica Mid Cap Value (A)	3,379,005	53,219,329
Transamerica Mid Cap Value Opportunities (A)	2,110,911	22,375,655
Transamerica Small Cap Core (A)	1,059,233	10,751,218
Transamerica Small Cap Growth (A)	1,252,461	14,791,558
Transamerica Small Cap Value (A)	1,289,344	14,530,903
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	2,887	11,168
Transamerica US Growth (A)	4,353,382	69,654,117

		786,570,969

Total Investment Companies (Cost $1,948,432,616)		2,111,761,980

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (G)

State Street Bank & Trust Co. 0.01% (H),
dated 01/30/2015, to be repurchased
at $1,500 on 02/02/2015.
Collateralized by a U.S. Government
Agency Obligation, 2.50%, due
11/01/2027, and with a value of
$3,960.

	$ 1,500	$ 1,500

Total Repurchase Agreement (Cost $1,500)		1,500

Total Investments (Cost $1,948,434,116) (I)		2,111,763,480
Net Other Assets (Liabilities) - (0.2)%		(3,167,608)

Net Assets - 100.0%		$ 2,108,595,872

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (K)	Value at January 31, 2015
ASSETS
Investments
Investment Companies
Fixed Income	$921,908,258	$—	$—	$921,908,258
Global/International Equity	168,161,213	—	—	168,161,213
Inflation-Protected Securities	62,751,367	—	—	62,751,367
Tactical and Specialty	172,180,295	—	189,878	172,370,173
U.S. Equity	786,559,801	—	11,168	786,570,969
Repurchase Agreement	—	1,500	—	1,500

Total Investments	$2,111,560,934	$1,500	$201,046	$2,111,763,480

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)	Fair valued as determined in good faith in accordance with procedures established by the board of trustees. Total aggregate fair value of securities is $201,046, representing 0.01% of the Fund’s net assets.
(E)	Total aggregate value of illiquid securities is $201,046, representing 0.01% of the Fund’s net assets.
(F)	At January 31, 2015, the Fund owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$219,813	$189,878	0.0	%(G)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	11,168	0.0	(G)

			$248,682	$201,046	0.0	%(G)

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rate disclosed reflects the yield at January 31, 2015.
(I)	Aggregate cost for federal income tax purposes is $1,948,434,116. Aggregate gross unrealized appreciation and depreciation for all securities is $179,210,871 and $15,881,507, respectively. Net unrealized appreciation for tax purposes is $163,329,364.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Level 3 securities were not considered significant to the Fund.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 3.8%
United States - 3.8%
U.S. Treasury Note
0.25%, 02/29/2016 (A)	$ 15,165,000	$ 15,168,549
0.88%, 01/31/2017 - 06/15/2017	15,470,000	15,581,184

Total U.S. Government Obligations (Cost $30,631,870)		30,749,733

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%
United States - 0.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1.82%, 04/25/2024 (B)	1,670,000	1,636,012
2.37%, 02/25/2024 (B)	1,170,000	1,168,073
2.57%, 08/25/2024 - 10/25/2024 (B)	1,915,000	1,911,240

Total U.S. Government Agency Obligations (Cost $4,689,213)		4,715,325

FOREIGN GOVERNMENT OBLIGATIONS - 4.8%
Brazil - 1.0%
Brazilian Government International Bond
8.50%, 01/05/2024 (A)	BRL 9,100,000	3,170,968
Series 2007-2N, Class 3A1
10.25%, 01/10/2028 (A)	12,000,000	4,706,978

		7,877,946

Mexico - 1.9%
Mexican Bonos
8.50%, 11/18/2038	MXN 84,500,000	7,506,477
Series M
6.50%, 06/10/2021	61,000,000	4,411,481
7.75%, 11/13/2042	43,500,000	3,625,894

		15,543,852

Supranational - 1.9%
European Bank for Reconstruction & Development Series MTN
6.00%, 03/03/2016	INR 256,450,000	4,165,268
6.25%, 02/05/2016	BRL 10,470,000	3,722,884
International Finance Corp. Series MTN
7.80%, 06/03/2019	INR 433,760,000	7,711,452

		15,599,604

Total Foreign Government Obligations (Cost $43,101,949)		39,021,402

MORTGAGE-BACKED SECURITIES - 6.8%
United States - 6.8%
Alternative Loan Trust
Series 2003-20CB, Class 2A1
5.75%, 10/25/2033	$ 860,193	904,303
Series 2003-4CB, Class 1A1
5.75%, 04/25/2033	980,311	990,095
Series 2003-9T1, Class A7
5.50%, 07/25/2033	799,577	804,685
Series 2004-27CB, Class A1
6.00%, 12/25/2034	2,584,436	2,595,409
Series 2004-J3, Class 1A1
5.50%, 04/25/2034	664,366	685,520
Banc of America Alternative Loan Trust
Series 2003-10, Class 1A1
5.50%, 12/25/2033	830,463	854,274
Series 2003-10, Class 3A1
5.50%, 12/25/2033	1,367,611	1,399,553

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Banc of America Commercial Mortgage Trust
Series 2007-2, Class A4
5.63%, 04/10/2049 (B)	$ 500,000	$ 533,427
Banc of America Funding Trust
Series 2005-4, Class 1A3
5.50%, 08/25/2035	383,680	392,364
Series 2005-7, Class 3A1
5.75%, 11/25/2035	1,008,633	1,034,154
Series 2006-I, Class 1A1
2.30%, 12/20/2036 (B)	1,143,537	1,133,834
Banc of America Mortgage Trust
Series 2004-A, Class 2A2
2.66%, 02/25/2034 (B)	799,493	794,422
Bear Stearns ARM Trust
Series 2004-10, Class 11A1
2.62%, 01/25/2035 (B)	55,672	54,531
Series 2004-3, Class 2A
2.45%, 07/25/2034 (B)	153,967	150,361
Series 2004-9, Class 12A3
2.78%, 11/25/2034 (B)	509,233	502,765
Chase Mortgage Finance Trust
Series 2007-A1, Class 3A1
2.52%, 02/25/2037 (B)	966,201	951,365
CHL Mortgage Pass-Through Trust
Series 2004-HYB4, Class 2A1
2.40%, 09/20/2034 (B)	409,177	389,612
Series 2005-11, Class 4A1
0.44%, 04/25/2035 (B)	684,939	591,068
Citigroup Mortgage Loan Trust
Series 2005-2, Class 1A4
2.53%, 05/25/2035 (B)	441,274	424,428
Commercial Mortgage Trust
Series 2007-GG11, Class A4
5.74%, 12/10/2049	3,100,000	3,361,931
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class A4
5.70%, 06/15/2039 (B)	1,791,315	1,919,812
Series 2007-C4, Class A4
5.89%, 09/15/2039 (B)	979,807	1,054,536
Series 2008-C1, Class A3
5.97%, 02/15/2041 (B)	1,540,000	1,697,020
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-1, Class 3A4
5.25%, 05/25/2028	117,265	118,218
Extended Stay America Trust
Series 2013-ESH7, Class D7
5.05%, 12/05/2031 (B) (C)	5,130,000	5,364,220
FDIC Trust
Series 2013-N1, Class A
4.50%, 10/25/2018 (C)	247,960	249,856
GMACM Mortgage Loan Trust
Series 2003-J7, Class A7
5.00%, 11/25/2033	215,950	216,979
Series 2005-AR4, Class 3A1
2.97%, 07/19/2035 (B)	1,182,123	1,130,476
GS Mortgage Securities Trust
Series 2007-GG10, Class AM
5.80%, 08/10/2045 (B)	3,110,000	3,208,895

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
GSR Mortgage Loan Trust
Series 2004-14, Class 3A1
2.76%, 12/25/2034 (B)	$ 940,139	$ 900,886
Series 2004-14, Class 5A1
2.73%, 12/25/2034 (B)	1,197,863	1,189,452
Series 2005-AR6, Class 4A5
2.69%, 09/25/2035 (B)	2,411,002	2,424,258
Hilton USA Trust
4.41%, 11/05/2030 (C)	1,375,000	1,407,278
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2005-16IP, Class A1
0.81%, 07/25/2045 (B)	257,346	226,039
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class AM
5.46%, 01/15/2049 (B)	400,000	415,895
JPMorgan Mortgage Trust
Series 2005-A3, Class 4A1
2.66%, 06/25/2035 (B)	550,187	556,782
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1
5.25%, 11/25/2033	654,346	678,160
Series 2004-5, Class 2A1
6.00%, 06/25/2034	693,467	721,390
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM
5.70%, 04/12/2049 (B)	875,000	936,924
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 7A5
5.50%, 11/25/2035	1,340,413	1,362,265
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B
5.80%, 08/12/2045 (B) (C)	2,900,000	3,131,542
Motel 6 Trust
Series 2012-MTL6, Class D
3.78%, 10/05/2025 (C) (D) (E)	1,400,000	1,394,817
RALI Trust
Series 2003-QS17, Class CB5
5.50%, 09/25/2033	909,016	926,596
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 6A
2.63%, 09/25/2034 (B)	496,064	491,238
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-20, Class 8A7
5.75%, 11/25/2034	1,445,147	1,507,431
Series 2004-21XS, Class 1A5
5.00%, 12/25/2034 (B)	260,868	265,383
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR1, Class A
2.42%, 03/25/2034 (B)	457,167	458,121
Series 2007-OA3, Class 2A1A
0.87%, 04/25/2047 (B)	448,335	396,645
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A, Class A1
2.64%, 02/25/2034 (B)	1,056,572	1,058,877
Series 2005-12, Class 1A2
5.50%, 11/25/2035	630,432	643,105

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2005-AR10, Class 2A4
2.61%, 06/25/2035 (B)	$ 619,369	$ 621,651

Total Mortgage-Backed Securities (Cost $50,420,148)		55,222,848

ASSET-BACKED SECURITIES - 8.9%
United States - 8.9%
American Express Credit Account Master Trust
Series 2012-1, Class A
0.44%, 01/15/2020 (B)	2,985,000	2,983,857
American Homes 4 Rent
Series 2014-SFR1, Class D
2.35%, 06/17/2031 (B) (C)	1,870,000	1,824,819
American Homes 4 Rent Trust
Series 2014-SFR2, Class D
5.15%, 10/17/2036 (C)	395,000	418,032
Capital One Multi-Asset Execution Trust
Series 2013-A3, Class A3
0.96%, 09/16/2019	3,865,000	3,868,003
CarNow Auto Receivables Trust
Series 2014-1A, Class C
2.81%, 11/15/2018 (C)	1,575,000	1,571,522
Chase Issuance Trust
Series 2012-A5, Class A5
0.59%, 08/15/2017	875,000	875,465
Series 2012-A8, Class A8
0.54%, 10/16/2017 (A)	1,350,000	1,350,424
Series 2013-A8, Class A8
1.01%, 10/15/2018	2,940,000	2,948,429
Series 2013-A9, Class A
0.59%, 11/16/2020 (B)	9,850,000	9,857,496
Citibank Credit Card Issuance Trust
Series 2013-A3, Class A3
1.11%, 07/23/2018	7,507,075	7,544,348
Colony American Homes
Series 2014-1A, Class D
2.40%, 05/17/2031 (B) (C)	715,000	700,287
CPS Auto Receivables Trust
Series 2014-C, Class C
3.77%, 08/17/2020 (C)	665,000	673,083
Series 2014-D, Class C
4.35%, 11/16/2020 (C)	1,030,000	1,041,028
CWABS Asset-Backed Certificates Trust
Series 2004-13, Class AF5B
5.10%, 05/25/2035 (B)	625,000	612,228
DT Auto Owner Trust
Series 2014-3A, Class D
4.47%, 11/15/2021 (C)	1,685,000	1,706,912
First Investors Auto Owner Trust
Series 2014-1A, Class D
3.28%, 04/15/2021 (C)	615,000	613,458
Series 2014-2A, Class D
3.47%, 02/15/2021 (C)	895,000	896,041
Series 2014-3A, Class D
3.85%, 02/15/2022 (C)	725,000	733,201
Flagship Credit Auto Trust
Series 2013-2, Class C
4.42%, 12/16/2019 (C)	1,690,000	1,738,606
Series 2014-2, Class C
3.95%, 12/15/2020 (C)	625,000	633,319

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Ford Credit Auto Owner Trust
Series 2013-B, Class A3
0.57%, 10/15/2017	$ 1,805,944	$ 1,806,539
Series 2013-D, Class A3
0.67%, 04/15/2018	2,975,000	2,974,509
Invitation Homes Trust
Series 2014-SFR1, Class C
2.27%, 06/17/2031 (B) (C)	795,000	787,794
Series 2014-SFR2, Class D
2.92%, 09/17/2031 (B) (C)	940,000	936,417
Series 2014-SFR3, Class D
3.17%, 12/17/2031 (B) (C)	1,755,000	1,766,799
OneMain Financial Issuance Trust
Series 2014-1A, Class A
2.43%, 06/18/2024 (C)	2,010,000	2,026,948
Series 2014-2A, Class B
3.02%, 09/18/2024 (C)	920,000	917,268
Series 2015-1A, Class B
3.85%, 03/18/2026 (C) (F)	1,685,000	1,684,601
Santander Drive Auto Receivables Trust
Series 2014-4, Class D
3.10%, 11/16/2020	1,400,000	1,414,423
SNAAC Auto Receivables Trust
Series 2014-1A, Class D
2.88%, 01/15/2020 (C)	465,000	470,904
SoFi Professional Loan Program LLC
Series 2014-A, Class A2
3.02%, 10/25/2027 (C)	197,240	201,710
Series 2014-B, Class A2
2.55%, 08/27/2029 (C)	508,489	512,763
Series 2015-A, Class A2
2.42%, 03/25/2030 (C)	3,395,000	3,394,736
Springleaf Funding Trust
Series 2013-BA, Class A
3.92%, 01/16/2023 (C)	3,750,000	3,781,800
Series 2014-AA, Class A
2.41%, 12/15/2022 (C)	2,330,000	2,331,202
Series 2014-AA, Class B
3.45%, 12/15/2022 (C)	800,000	803,287
TAL Advantage V LLC
Series 2014-3A, Class A
3.27%, 11/21/2039 (C)	3,097,500	3,162,585
World Omni Auto Receivables Trust
Series 2013-A, Class A3
0.64%, 04/16/2018	1,251,598	1,251,292

Total Asset-Backed Securities (Cost $72,386,912)		72,816,135

CORPORATE DEBT SECURITIES - 63.7%
Australia - 0.1%
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (C)	830,000	783,607
Virgin Australia Trust
5.00%, 04/23/2025 (C)	480,210	497,018

		1,280,625

Austria - 0.0% (G)
OGX Austria GmbH
8.38%, 04/01/2022 (C) (H)	6,100,000	15,250
8.50%, 06/01/2018 (C) (H)	600,000	1,500

		16,750

Belgium - 0.4%
Delhaize Group SA
5.70%, 10/01/2040	2,845,000	3,150,453

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Bermuda - 0.0% (G)
Aircastle, Ltd.
5.50%, 02/15/2022	$ 145,000	$ 149,379

Brazil - 1.0%
BRF SA
3.95%, 05/22/2023 (A) (C)	4,600,000	4,403,120
Cielo SA / Cielo USA, Inc.
3.75%, 11/16/2022 (C)	4,460,000	4,146,462

		8,549,582

Canada - 1.6%
Baytex Energy Corp.
5.13%, 06/01/2021 (A) (C)	20,000	17,350
5.63%, 06/01/2024 (C)	5,000	4,287
MEG Energy Corp.
6.38%, 01/30/2023 (A) (C)	555,000	493,950
6.50%, 03/15/2021 (C)	280,000	253,400
7.00%, 03/31/2024 (A) (C)	490,000	443,450
Methanex Corp.
3.25%, 12/15/2019 (A)	1,050,000	1,067,426
5.25%, 03/01/2022	350,000	373,837
Pacific Rubiales Energy Corp.
5.63%, 01/19/2025 (C)	2,635,000	1,501,950
Talisman Energy, Inc.
3.75%, 02/01/2021	1,695,000	1,639,133
Valeant Pharmaceuticals International, Inc.
6.38%, 10/15/2020 (C)	3,900,000	4,124,250
6.75%, 08/15/2021 (C)	1,670,000	1,757,675
7.25%, 07/15/2022 (C)	1,395,000	1,489,162

		13,165,870

Cayman Islands - 1.3%
Alibaba Group Holding, Ltd.
3.60%, 11/28/2024 (C)	4,443,000	4,517,007
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.35%, 06/30/2021 (C)	935,000	745,663
Odebrecht Finance, Ltd.
4.38%, 04/25/2025 (C)	4,568,000	3,437,420
Schahin II Finance Co. SPV, Ltd.
5.88%, 09/25/2023 (A) (C)	1,259,067	742,849
Transocean, Inc.
3.80%, 10/15/2022 (A)	1,085,000	800,187
6.38%, 12/15/2021	115,000	95,091

		10,338,217

Colombia - 0.4%
Ecopetrol SA
5.88%, 09/18/2023 (A)	1,829,000	1,938,740
5.88%, 05/28/2045	1,025,000	984,000

		2,922,740

France - 0.0% (G)
Societe Generale SA Series MTN
5.20%, 04/15/2021 (A) (C)	200,000	232,294

Italy - 1.1%
Enel SpA
8.75%, 09/24/2073 (A) (B) (C)	4,563,000	5,406,014
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (C)	2,710,000	2,791,216
Telecom Italia SpA
5.30%, 05/30/2024 (C)	650,000	676,000

		8,873,230

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg - 2.5%
Altice Financing SA
6.63%, 02/15/2023 (C)	$ 880,000	$ 906,400
Altice SA
7.75%, 05/15/2022 (A) (C)	580,000	600,300
ArcelorMittal
7.75%, 10/15/2039 (A)	6,975,000	7,219,125
Telecom Italia Capital SA
6.00%, 09/30/2034	6,085,000	6,252,338
6.38%, 11/15/2033 (A)	4,815,000	5,103,900

		20,082,063

Mexico - 1.0%
America Movil SAB de CV
8.46%, 12/18/2036	MXN 59,500,000	4,202,837
Mexichem SAB de CV
4.88%, 09/19/2022 (C)	$ 800,000	838,000
5.88%, 09/17/2044 (C)	750,000	726,375
Petroleos Mexicanos
4.88%, 01/18/2024 (A)	1,980,000	2,059,002

		7,826,214

Netherlands - 2.9%
Bharti Airtel International Netherlands BV
5.35%, 05/20/2024 (C)	615,000	694,009
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.63%, 12/01/2023	3,550,000	3,884,804
Enel Finance International NV
6.00%, 10/07/2039 (C)	8,360,000	10,477,212
6.80%, 09/15/2037 (A) (C)	100,000	134,758
ING Bank NV
5.80%, 09/25/2023 (C)	4,200,000	4,800,465
Petrobras Global Finance BV
6.25%, 03/17/2024 (A)	3,700,000	3,342,321

		23,333,569

Spain - 0.8%
Telefonica Emisiones SAU
7.05%, 06/20/2036	5,010,000	6,976,300

United Kingdom - 2.1%
Barclays PLC
4.38%, 09/11/2024	5,815,000	5,893,869
British Airways Pass-Through Trust
4.63%, 06/20/2024 (A) (C)	2,069,878	2,209,595
5.63%, 12/20/2021 (C)	2,155,108	2,305,965
HBOS PLC
6.00%, 11/01/2033 (C)	200,000	239,019
Lloyds Banking Group PLC
4.50%, 11/04/2024 (A)	2,000,000	2,104,820
Royal Bank of Scotland Group PLC
6.13%, 12/15/2022	4,200,000	4,735,101

		17,488,369

United States - 48.5%
Adobe Systems, Inc.
3.25%, 02/01/2025	1,515,000	1,539,172
Advance Auto Parts, Inc.
4.50%, 12/01/2023	2,100,000	2,279,586
Air Lease Corp.
3.75%, 02/01/2022 (A)	2,185,000	2,239,186
4.25%, 09/15/2024	1,865,000	1,916,287
4.75%, 03/01/2020	930,000	1,002,075
Albemarle Corp.
4.15%, 12/01/2024	1,575,000	1,657,716

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Alcatel-Lucent USA, Inc.
6.45%, 03/15/2029	$ 3,050,000	$ 2,943,250
6.50%, 01/15/2028 (A)	1,275,000	1,230,375
Alcoa, Inc.
5.90%, 02/01/2027	3,590,000	4,059,145
6.75%, 01/15/2028	570,000	665,437
Allegheny Technologies, Inc.
5.95%, 01/15/2021	5,670,000	6,039,480
American Airlines Pass-Through Trust
4.38%, 04/01/2024	845,000	871,406
5.60%, 01/15/2022 (C)	3,799,707	3,908,759
American International Group, Inc.
6.25%, 03/15/2087	343,000	392,106
8.18%, 05/15/2068 (B)	365,000	500,050
Arrow Electronics, Inc.
3.00%, 03/01/2018	1,640,000	1,693,241
Aviation Capital Group Corp.
4.63%, 01/31/2018 (C)	4,585,000	4,747,245
6.75%, 04/06/2021 (C)	1,055,000	1,186,875
Avon Products, Inc.
5.00%, 03/15/2023 (A)	1,350,000	1,191,375
Bank of America Corp.
6.05%, 05/16/2016	100,000	105,865
8.00%, 01/30/2018 (B) (I)	215,000	230,158
Series MTN
4.20%, 08/26/2024	2,930,000	3,042,339
4.25%, 10/22/2026	2,414,000	2,506,673
6.05%, 06/01/2034	820,000	1,045,543
BMC Software Finance, Inc.
8.13%, 07/15/2021 (C)	140,000	122,325
Braskem America Finance Co.
7.13%, 07/22/2041 (C)	2,765,000	2,640,575
Broadridge Financial Solutions, Inc.
3.95%, 09/01/2020	1,980,000	2,106,528
Bruce Mansfield Pass-Through Trust
6.85%, 06/01/2034 (A)	2,284,161	2,495,629
California Resources Corp.
5.00%, 01/15/2020 (A) (C)	155,000	133,688
5.50%, 09/15/2021 (A) (C)	1,755,000	1,474,200
6.00%, 11/15/2024 (A) (C)	1,335,000	1,086,356
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	335,000	328,300
CenturyLink, Inc.
7.20%, 12/01/2025 (A)	595,000	621,775
7.60%, 09/15/2039	3,675,000	3,711,750
Chesapeake Energy Corp.
4.88%, 04/15/2022 (A)	310,000	305,738
6.63%, 08/15/2020 (A)	85,000	91,056
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022 (A)	520,000	552,305
Cimarex Energy Co.
4.38%, 06/01/2024	800,000	759,752
CIT Group, Inc.
5.00%, 08/15/2022 - 08/01/2023	1,725,000	1,815,175
Citigroup, Inc.
6.00%, 10/31/2033	11,785,000	14,046,777
ConAgra Foods, Inc.
6.63%, 08/15/2039	3,060,000	4,022,330
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	761,024	787,660
6.25%, 10/11/2021	254,391	267,747
Continental Resources, Inc.
3.80%, 06/01/2024 (A)	4,110,000	3,715,876
4.50%, 04/15/2023	1,290,000	1,220,406

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cox Communications, Inc.
3.85%, 02/01/2025 (C)	$ 3,955,000	$ 4,121,454
CVS Pass-Through Trust
4.16%, 08/11/2036 (C)	3,562,881	3,777,057
4.70%, 01/10/2036 (C)	5,344,130	6,084,105
6.94%, 01/10/2030 (A)	1,094,841	1,369,487
DDR Corp.
3.63%, 02/01/2025	2,305,000	2,334,433
7.88%, 09/01/2020	1,585,000	1,988,042
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	1,890,268	2,209,157
8.02%, 02/10/2024	1,485,651	1,721,424
Dillard’s, Inc.
7.13%, 08/01/2018 (A)	990,000	1,106,325
Dynegy Holdings LLC
7.63%, 10/15/2026 (J)	450,000	0
Energy Transfer Partners, LP
5.20%, 02/01/2022	1,095,000	1,201,873
EnLink Midstream Partners, LP
4.40%, 04/01/2024 (A)	835,000	874,194
Ford Motor Co.
7.50%, 08/01/2026	115,000	150,800
Ford Motor Credit Co. LLC Series MTN
1.04%, 01/17/2017 (B)	3,060,000	3,059,397
Forethought Financial Group, Inc.
8.63%, 04/15/2021 (C)	1,430,000	1,700,527
Freeport-McMoRan, Inc.
4.55%, 11/14/2024 (A)	4,480,000	4,094,509
Fresenius Medical Care US Finance II, Inc.
4.13%, 10/15/2020 (C)	635,000	651,669
4.75%, 10/15/2024 (C)	615,000	647,288
General Electric Capital Corp.
7.13%, 06/15/2022 (B) (I)	6,600,000	7,680,750
General Motors Co.
4.88%, 10/02/2023	10,860,000	11,848,586
5.20%, 04/01/2045	2,125,000	2,370,811
Genworth Holdings, Inc.
4.80%, 02/15/2024 (A)	1,255,000	1,017,702
4.90%, 08/15/2023	335,000	271,131
Glencore Funding LLC
4.63%, 04/29/2024 (C)	6,205,000	6,108,264
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018	505,000	517,625
4.88%, 11/01/2020 (A)	1,390,000	1,431,700
Goldman Sachs Group, Inc.
6.45%, 05/01/2036	4,950,000	6,225,174
HCA, Inc.
5.00%, 03/15/2024	8,345,000	8,929,150
7.05%, 12/01/2027	180,000	182,700
7.50%, 12/15/2023 - 11/06/2033	3,700,000	3,905,700
7.69%, 06/15/2025	2,060,000	2,307,200
8.36%, 04/15/2024	190,000	222,300
Series MTN
7.58%, 09/15/2025	1,020,000	1,127,100
7.75%, 07/15/2036	125,000	133,750
HCP, Inc.
3.40%, 02/01/2025	1,820,000	1,838,171
3.88%, 08/15/2024	3,535,000	3,693,764
HD Supply, Inc.
7.50%, 07/15/2020 (A)	65,000	68,088

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Hercules, Inc.
6.50%, 06/30/2029	$ 1,260,000	$ 1,134,000
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
4.88%, 03/15/2019	1,680,000	1,709,400
5.88%, 02/01/2022 (A)	840,000	858,900
IFM US Colonial Pipeline 2 LLC
6.45%, 05/01/2021 (C)	2,300,000	2,556,931
International Lease Finance Corp.
4.63%, 04/15/2021 (A)	5,000,000	5,150,000
8.25%, 12/15/2020	710,000	871,525
INVISTA Finance LLC
4.25%, 10/15/2019 (C)	3,725,000	3,720,344
iStar Financial, Inc.
4.00%, 11/01/2017	2,425,000	2,370,437
5.00%, 07/01/2019	2,040,000	2,004,300
Jabil Circuit, Inc.
4.70%, 09/15/2022 (A)	6,020,000	6,125,350
Jefferies Group LLC
5.13%, 01/20/2023	965,000	997,165
6.25%, 01/15/2036	3,350,000	3,341,625
6.45%, 06/08/2027	275,000	293,029
6.50%, 01/20/2043	1,805,000	1,858,018
6.88%, 04/15/2021	1,385,000	1,586,947
JPMorgan Chase & Co.
3.88%, 09/10/2024	5,875,000	6,065,509
KB Home
7.50%, 09/15/2022	2,210,000	2,243,150
8.00%, 03/15/2020	1,280,000	1,342,400
Keysight Technologies, Inc.
4.55%, 10/30/2024 (C)	3,860,000	3,970,929
Kinder Morgan, Inc.
4.30%, 06/01/2025 (A)	3,900,000	4,072,025
KLA-Tencor Corp.
4.13%, 11/01/2021	2,960,000	3,115,539
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,905,000	1,944,426
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (C)	2,365,000	2,211,275
7.38%, 10/01/2017	1,020,000	1,045,500
Lennar Corp.
4.75%, 11/15/2022	855,000	849,870
Level 3 Communications, Inc.
5.75%, 12/01/2022 (A) (C)	1,415,000	1,425,612
Level 3 Escrow II, Inc.
5.38%, 08/15/2022 (A) (C)	65,000	65,975
Level 3 Financing, Inc.
6.13%, 01/15/2021	655,000	679,563
9.38%, 04/01/2019	100,000	106,000
Mackinaw Power LLC
6.30%, 10/31/2023 (C) (D) (E)	933,960	1,045,662
Macy’s Retail Holdings, Inc.
6.79%, 07/15/2027	1,065,000	1,344,531
Masco Corp.
5.95%, 03/15/2022	275,000	306,455
6.50%, 08/15/2032	895,000	921,850
7.13%, 03/15/2020	1,505,000	1,738,275
7.75%, 08/01/2029	415,000	480,363
Meccanica Holdings USA, Inc.
6.25%, 07/15/2019 (A) (C)	800,000	876,000
6.25%, 01/15/2040 (C)	1,900,000	1,852,500
7.38%, 07/15/2039 (C)	5,400,000	5,751,000

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley Series MTN
4.10%, 05/22/2023	$ 14,285,000	$ 14,783,032
8.00%, 05/09/2017	AUD 2,470,000	2,112,788
Navient Corp.
5.50%, 01/25/2023 (A)	$ 3,220,000	3,091,200
New Albertsons, Inc. Series MTN
6.63%, 06/01/2028	1,275,000	1,051,875
Newell Rubbermaid, Inc.
4.00%, 12/01/2024	1,080,000	1,156,318
Newfield Exploration Co.
5.63%, 07/01/2024	3,610,000	3,564,875
5.75%, 01/30/2022	360,000	355,500
NGC Corp. Capital Trust I
8.32%, 06/01/2027	200,000	26,250
NLV Financial Corp.
7.50%, 08/15/2033 (C)	190,000	227,508
Noble Energy, Inc.
3.90%, 11/15/2024 (A)	960,000	969,331
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	5,235,818	6,000,247
Oasis Petroleum, Inc.
6.88%, 03/15/2022 (A)	580,000	533,963
Old Republic International Corp.
4.88%, 10/01/2024	2,550,000	2,742,874
Omnicare, Inc.
4.75%, 12/01/2022	145,000	150,075
5.00%, 12/01/2024 (A)	120,000	124,800
Owens Corning
4.20%, 12/01/2024 (A)	700,000	721,597
7.00%, 12/01/2036	4,585,000	5,754,890
Pioneer Natural Resources Co.
3.95%, 07/15/2022	570,000	580,765
PulteGroup, Inc.
6.00%, 02/15/2035	995,000	985,050
6.38%, 05/15/2033	2,060,000	2,132,100
7.88%, 06/15/2032	3,500,000	4,016,250
QEP Resources, Inc.
5.38%, 10/01/2022	100,000	95,500
Qwest Capital Funding, Inc.
6.88%, 07/15/2028 (A)	1,510,000	1,517,550
7.63%, 08/03/2021	1,000,000	1,077,500
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	565,000	570,650
5.75%, 09/01/2020	1,315,000	1,426,775
5.88%, 03/01/2022	150,000	164,250
Reliance Holding USA, Inc.
5.40%, 02/14/2022 (C)	500,000	547,654
Retail Opportunity Investments Partnership, LP
4.00%, 12/15/2024	775,000	807,705
Rialto Holdings LLC / Rialto Corp.
7.00%, 12/01/2018 (A) (C)	1,960,000	1,989,400
Rio Oil Finance Trust
6.25%, 07/06/2024 (C)	1,895,000	1,742,964
Rosetta Resources, Inc.
5.63%, 05/01/2021	110,000	103,675
5.88%, 06/01/2022 - 06/01/2024 (A)	385,000	354,888
Rowan Cos, Inc.
4.75%, 01/15/2024 (A)	3,975,000	3,771,933
SM Energy Co.
5.00%, 01/15/2024	150,000	134,625
6.13%, 11/15/2022 (A) (C)	395,000	381,175

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Southwestern Energy Co.
4.10%, 03/15/2022 (A)	$ 1,570,000	$ 1,538,661
4.95%, 01/23/2025 (A)	1,785,000	1,824,515
Springleaf Finance Corp.
7.75%, 10/01/2021	4,305,000	4,778,550
8.25%, 10/01/2023	1,725,000	1,949,250
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	1,710,000	1,774,294
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019 (C)	1,706,000	1,663,350
4.25%, 11/15/2023	110,000	102,850
5.25%, 05/01/2023	475,000	472,625
6.38%, 08/01/2022 (A)	1,175,000	1,219,062
6.88%, 02/01/2021	115,000	120,463
Tenet Healthcare Corp.
5.50%, 03/01/2019 (A) (C)	4,230,000	4,298,737
Time Warner Cable, Inc.
4.50%, 09/15/2042 (A)	1,285,000	1,370,419
5.50%, 09/01/2041	1,600,000	1,906,419
5.88%, 11/15/2040	770,000	961,205
Toys “R” Us, Inc.
7.38%, 10/15/2018 (A)	550,000	365,750
Tyson Foods, Inc.
3.95%, 08/15/2024 (A)	3,500,000	3,759,003
U.S. Airways Pass-Through Trust
3.95%, 05/15/2027	878,647	911,596
4.63%, 12/03/2026	1,584,946	1,695,892
5.90%, 04/01/2026 (A)	1,641,066	1,862,610
8.00%, 04/01/2021	1,468,558	1,655,799
UAL Pass-Through Trust
6.64%, 01/02/2024	4,943,813	5,326,958
United Airlines Pass-Through Trust
3.75%, 03/03/2028 (A)	3,740,000	3,740,000
4.00%, 10/11/2027 (A)	3,190,000	3,325,575
Universal Health Services, Inc.
3.75%, 08/01/2019 (C)	795,000	803,944
4.75%, 08/01/2022 (C)	1,535,000	1,575,294
Ventas Realty, LP
3.50%, 02/01/2025	2,420,000	2,471,277
Verizon Communications, Inc.
5.15%, 09/15/2023	3,205,000	3,674,888
Weyerhaeuser Co.
6.88%, 12/15/2033	4,740,000	6,305,560
6.95%, 10/01/2027	130,000	166,004
7.38%, 03/15/2032	1,530,000	2,105,872
Whiting Petroleum Corp.
5.75%, 03/15/2021 (A)	1,745,000	1,659,931

		395,456,964

Total Corporate Debt Securities (Cost $485,358,217)		519,842,619

CONVERTIBLE BONDS - 6.5%
United States - 6.5%
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018 (A)	1,397,000	1,752,362
1.50%, 10/15/2020 (A)	198,000	254,925
Brocade Communications Systems, Inc.
1.38%, 01/01/2020 (C)	410,000	419,994
Ciena Corp.
3.75%, 10/15/2018 (A) (C)	4,125,000	4,919,062
Emergent Biosolutions, Inc.
2.88%, 01/15/2021	1,220,000	1,400,713

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Gilead Sciences, Inc.
Series D
1.63%, 05/01/2016	$ 1,255,000	$ 5,776,922
Hornbeck Offshore Services, Inc.
1.50%, 09/01/2019 (A)	980,000	807,888
Intel Corp.
3.25%, 08/01/2039	1,255,000	2,040,159
Lennar Corp.
2.75%, 12/15/2020 (C)	2,120,000	4,296,975
3.25%, 11/15/2021 (C)	1,465,000	2,831,112
Level 3 Communications, Inc.
7.00%, 03/15/2015 (C) (D) (E)	2,110,000	3,815,144
Level 3 Financing, Inc.
8.63%, 07/15/2020	985,000	1,074,143
Macquarie Infrastructure Co. LLC
2.88%, 07/15/2019 (A)	465,000	533,878
Mylan, Inc.
3.75%, 09/15/2015	925,000	3,682,078
Novellus Systems, Inc.
2.63%, 05/15/2041	975,000	2,152,922
Nuance Communications, Inc.
2.75%, 11/01/2031	985,000	972,072
Old Republic International Corp.
3.75%, 03/15/2018 (A)	1,790,000	2,047,312
Palo Alto Networks, Inc.
Zero Coupon, 07/01/2019 (C)	505,000	657,131
Peabody Energy Corp.
4.75%, 12/15/2066 (A)	1,137,000	540,075
Priceline Group, Inc.
0.35%, 06/15/2020 (A)	3,515,000	3,772,034
0.90%, 09/15/2021 (A) (C)	745,000	693,781
Ryland Group, Inc.
1.63%, 05/15/2018	339,000	467,820
Standard Pacific Corp.
1.25%, 08/01/2032	3,045,000	3,338,081
Trinity Industries, Inc.
3.88%, 06/01/2036	3,050,000	3,902,094
Xilinx, Inc.
2.63%, 06/15/2017	795,000	1,102,566

Total Convertible Bonds (Cost $41,039,398)		53,251,243

LOAN ASSIGNMENT - 0.1%
United States - 0.1%
Albertson’s, Inc., Term Loan
4.75%, 06/27/2021 (B)	1,153,110	1,137,832

Total Loan Assignment (Cost $1,147,554)		1,137,832

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.2%
United States - 0.2%
U.S. Treasury Bill
0.04%, 02/05/2015 (K) (L)	1,910,000	1,909,989

Total Short-Term U.S. Government Obligation (Cost $1,909,989)		1,909,989

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.4%
United States - 1.4%
Alcoa, Inc.
Series 1, 5.38%	42,802	2,140,100
Crown Castle International Corp.
Series A, 4.50%	12,925	1,406,499

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
United States (continued)
Dominion Resources, Inc.
Series A, 6.13% (A)	12,326	$ 742,642
Dominion Resources, Inc.
Series B, 6.00%	11,532	698,609
NextEra Energy, Inc.
5.89%	32,793	2,255,830
Stanley Black & Decker, Inc.
6.25% (A)	933	107,360
Tyson Foods, Inc.
4.75%	39,293	1,900,602
Wells Fargo & Co.
Series L, 7.50%	1,340	1,665,620
Weyerhaeuser Co.
Series A, 6.38%	11,292	651,774

Total Convertible Preferred Stocks (Cost $10,779,031)		11,569,036

PREFERRED STOCKS - 1.3%
United States - 1.3%
Ally Financial, Inc.
Series A, 8.50% (A) (B)	93,825	2,475,103
Series G, 7.00% (C)	5,495	5,495,172
Countrywide Capital IV
6.75% (A)	88,375	2,288,029

Total Preferred Stocks (Cost $7,751,122)		10,258,304

COMMON STOCK - 0.0% (G)
United States - 0.0% (G)
United Rentals, Inc. (A) (M)	3,951	327,341

Total Common Stock (Cost $146,558)		327,341

SECURITIES LENDING COLLATERAL - 10.6%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (K)	86,417,571	86,417,571

Total Securities Lending Collateral (Cost $86,417,571)		86,417,571

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.01% (K), dated 01/30/2015, to be repurchased at $11,844,515 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.06%, due 10/17/2022, and with a value of $12,085,458.	$ 11,844,505	11,844,505

Total Repurchase Agreement (Cost $11,844,505)		11,844,505

Total Investments (Cost $847,624,037) (N)		899,083,883
Net Other Assets (Liabilities) - (10.2)%		(83,102,978)

Net Assets - 100.0%		$ 815,980,905

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015
(unaudited)

FUTURES CONTRACTS:

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
U.S. Treasury Bond	Short	(241)	03/20/2015	$(2,566,484)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Asset-Backed Securities	8.1%		$72,816,135
Diversified Financial Services	6.3		56,608,091
Mortgage-Backed Securities	6.1		55,222,848
Oil, Gas & Consumable Fuels	4.4		39,299,536
Airlines	4.4		39,297,408
Foreign Government Obligations	4.3		39,021,402
Diversified Telecommunication Services	4.3		38,378,847
Metals & Mining	3.5		31,109,667
U.S. Government Obligations	3.4		30,749,733
Banks	3.1		28,162,383
Real Estate Investment Trusts	3.1		28,143,838
Health Care Providers & Services	3.1		27,556,438
Household Durables	2.6		23,659,126
Capital Markets	2.6		23,120,994
Electric Utilities	2.2		19,319,476
Energy Equipment & Services	2.0		17,807,106
Consumer Finance	2.0		17,789,275
Food & Staples Retailing	1.8		16,570,809
Automobiles	1.6		14,370,197
Food Products	1.6		14,085,055
Electronic Equipment, Instruments & Components	1.4		12,446,651
Chemicals	1.4		12,158,273
Trading Companies & Distributors	1.3		11,506,414
Pharmaceuticals	1.2		11,053,165
Building Products	1.1		9,923,430
Media	1.0		9,288,097
Biotechnology	1.0		9,184,922
Communications Equipment	1.0		9,092,687
Insurance	1.0		8,899,210
Aerospace & Defense	0.9		8,479,500
Semiconductors & Semiconductor Equipment	0.9		8,411,186
Road & Rail	0.7		5,934,120
U.S. Government Agency Obligations	0.5		4,715,325
Internet Software & Services	0.5		4,517,007
Internet & Catalog Retail	0.5		4,465,815
Wireless Telecommunication Services	0.5		4,202,837
Professional Services	0.5		4,146,462
Machinery	0.4		4,009,454
Construction & Engineering	0.4		3,437,420
Specialty Retail	0.3		2,645,336
Software	0.3		2,633,569
Independent Power and Renewable Electricity Producers	0.3		2,521,879
Multiline Retail	0.3		2,450,856
IT Services	0.2		2,106,528
Real Estate Management & Development	0.2		1,989,400
Hotels, Restaurants & Leisure	0.2		1,949,325
Multi-Utilities	0.2		1,441,251
Personal Products	0.1		1,191,375
Transportation Infrastructure	0.1		533,878
Technology Hardware, Storage & Peripherals	0.0	(G)	419,994
Distributors	0.0	(G)	68,088

Investments, at Value	88.9		798,911,818
Short-Term Investments	11.1		100,172,065

Total Investments	100.0%		$899,083,883

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (O)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (P)	Value at January 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$30,749,733	$—	$30,749,733
U.S. Government Agency Obligations	—	4,715,325	—	4,715,325
Foreign Government Obligations	—	39,021,402	—	39,021,402
Mortgage-Backed Securities	—	55,222,848	—	55,222,848
Asset-Backed Securities	—	72,816,135	—	72,816,135
Corporate Debt Securities
Australia	—	1,280,625	—	1,280,625
Austria	—	16,750	—	16,750
Belgium	—	3,150,453	—	3,150,453
Bermuda	—	149,379	—	149,379
Brazil	—	8,549,582	—	8,549,582
Canada	—	13,165,870	—	13,165,870
Cayman Islands	—	10,338,217	—	10,338,217
Colombia	—	2,922,740	—	2,922,740
France	—	232,294	—	232,294
Italy	—	8,873,230	—	8,873,230
Luxembourg	—	20,082,063	—	20,082,063
Mexico	—	7,826,214	—	7,826,214
Netherlands	—	23,333,569	—	23,333,569
Spain	—	6,976,300	—	6,976,300
United Kingdom	—	17,488,369	—	17,488,369
United States	—	395,456,964	0	395,456,964
Convertible Bonds	—	53,251,243	—	53,251,243
Loan Assignment	—	1,137,832	—	1,137,832
Short-Term U.S. Government Obligation	—	1,909,989	—	1,909,989
Convertible Preferred Stocks	11,569,036	—	—	11,569,036
Preferred Stocks	10,258,304	—	—	10,258,304
Common Stock	327,341	—	—	327,341
Securities Lending Collateral	86,417,571	—	—	86,417,571
Repurchase Agreement	—	11,844,505	—	11,844,505

Total Investments	$108,572,252	$790,511,631	$0	$899,083,883

LIABILITIES
Derivative Financial Instruments
Futures Contracts (Q)	$(2,566,484)	$—	$—	$(2,566,484)

Total Derivative Financial Instruments	$(2,566,484)	$—	$—	$(2,566,484)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $84,645,740. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate security. Rate is disclosed as of January 31, 2015.
(C)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $207,514,839, representing 25.43% of the Fund’s net assets.
(D)	Total aggregate value of illiquid securities is $6,255,623, representing 0.77% of the Fund’s net assets.
(E)	At January 31, 2015, the Fund owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as Percentage of Net Assets
Mortgage-Backed Securities	Motel 6 Trust, Series 2012-MTL6, Class D	11/02/2012	$1,399,994	$1,394,817	0.2%
Corporate Debt Securities	Mackinaw Power LLC	06/15/2007	933,960	1,045,662	0.1
Convertible Bonds	Level 3 Communications, Inc.	06/22/2009	2,108,948	3,815,144	0.5

			$4,442,902	$6,255,623	0.8%

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS: (continued)

(F)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Security in default.
(I)	The security has a perpetual maturity; the date shown is the next call date.
(J)	Fair valued as determined in good faith in accordance with procedures established by the board of trustees. Total aggregate fair value of securities is $0, representing less than 0.01% of the Fund’s net assets.
(K)	Rate disclosed reflects the yield at January 31, 2015.
(L)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $629,853.
(M)	Non-income producing security.
(N)	Aggregate cost for federal income tax purposes is $847,624,037. Aggregate gross unrealized appreciation and depreciation for all securities is $69,184,617 and $17,724,771, respectively. Net unrealized appreciation for tax purposes is $51,459,846.
(O)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Fund.
(Q)	Derivative financial instrument valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
INR	Indian Rupee
MXN	Mexican Peso

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Automobiles - 3.1%
Tesla Motors, Inc. (A) (B)	175,102	$ 35,650,767

Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (B)	35,309	6,470,021
Alnylam Pharmaceuticals, Inc. (B)	57,753	5,418,964
Gilead Sciences, Inc. (B)	199,432	20,906,457
Regeneron Pharmaceuticals, Inc., Class A (B)	17,969	7,486,963

		40,282,405

Chemicals - 1.9%
Monsanto Co.	188,011	22,181,538

Diversified Financial Services - 3.8%
McGraw-Hill Financial, Inc.	342,832	30,662,894
MSCI, Inc., Class A	242,164	13,033,267

		43,696,161

Electrical Equipment - 0.5%
SolarCity Corp. (A) (B)	112,383	5,462,938

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	131,961	18,869,103

Food Products - 5.4%
Keurig Green Mountain, Inc.	243,749	29,873,877
Mead Johnson Nutrition Co., Class A	331,048	32,604,918

		62,478,795

Health Care Equipment & Supplies - 4.5%
Intuitive Surgical, Inc. (B)	103,426	51,142,088

Health Care Technology - 1.0%
athenahealth, Inc. (A) (B)	85,602	11,959,455

Hotels, Restaurants & Leisure - 2.3%
Starbucks Corp.	304,648	26,665,839

Insurance - 2.0%
Progressive Corp.	868,761	22,544,348

Internet & Catalog Retail - 14.0%
Amazon.com, Inc. (B)	274,504	97,319,903
JD.com, Inc., ADR (B)	489,881	12,168,644
Netflix, Inc. (B)	31,554	13,940,557
Priceline Group, Inc. (B)	36,752	37,100,409

		160,529,513

Internet Software & Services - 23.9%
Alibaba Group Holding, Ltd., ADR (B)	202,753	18,061,237
eBay, Inc. (B)	219,226	11,618,978
Facebook, Inc., Class A (B)	1,218,988	92,533,379
Google, Inc., Class A (B)	55,546	29,858,752
Google, Inc., Class C (B)	82,136	43,903,335
LinkedIn Corp., Class A (B)	172,626	38,795,967
Twitter, Inc. (B)	1,033,660	38,793,260

		273,564,908

IT Services - 4.7%
Mastercard, Inc., Class A	309,582	25,395,011
Visa, Inc., Class A	109,903	28,015,374

		53,410,385

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 5.0%
Illumina, Inc. (B)	295,137	$ 57,607,791

Media - 2.0%
Naspers, Ltd., Class N	154,914	22,348,180

Pharmaceuticals - 3.6%
Valeant Pharmaceuticals International, Inc. (B)	258,472	41,347,766

Professional Services - 1.1%
Verisk Analytics, Inc., Class A (B)	188,780	12,147,993

Semiconductors & Semiconductor Equipment - 1.0%
ARM Holdings PLC, ADR	251,040	11,758,714

Software - 7.7%
FireEye, Inc. (A) (B)	245,864	8,312,662
salesforce.com, Inc. (B)	636,243	35,915,917
Splunk, Inc. (B)	211,383	10,917,932
Workday, Inc., Class A (B)	420,419	33,406,494

		88,553,005

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	363,772	42,619,528

Textiles, Apparel & Luxury Goods - 2.4%
Michael Kors Holdings, Ltd. (B)	380,849	26,960,301

Total Common Stocks (Cost $798,664,856)		1,131,781,521

	Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.2% (C)
USD vs. CNY (D), Call
Exercise Price CNY 6.62
Expires 06/19/2015, RBS	185,364,979	530,329
USD vs. CNY (D), Call
Exercise Price CNY 6.65
Expires 11/23/2015, RBS	183,860,243	1,491,291

Total Over-the-Counter Foreign Exchange Options Purchased
(Cost $1,118,827)		2,021,620

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.3%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (E)	61,249,606	61,249,606

Total Securities Lending Collateral (Cost $61,249,606)		61,249,606

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.3%

State Street Bank & Trust Co.
0.01% (E), dated 01/30/2015, to be repurchased at $15,332,770 on 02/02/2015. Collateralized by U.S. Government Agency Obligations, 2.00%, due 11/01/2027 - 12/01/2027, and with a total value of $15,640,796.

$ 15,332,757	$ 15,332,757

Total Repurchase Agreement (Cost $15,332,757)	15,332,757

Total Investments (Cost $876,366,046) (F)	1,210,385,504
Net Other Assets (Liabilities) - (5.5)%	(63,627,838)

Net Assets - 100.0%	$ 1,146,757,666

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Common Stocks	$1,109,433,341	$22,348,180	$—	$1,131,781,521
Over-the-Counter Foreign Exchange Options Purchased	—	2,021,620	—	2,021,620
Securities Lending Collateral	61,249,606	—	—	61,249,606
Repurchase Agreement	—	15,332,757	—	15,332,757

Total Investments	$1,170,682,947	$39,702,557	$—	$1,210,385,504

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $59,993,651. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Cash in the amount of $1,320,000 has been segregated by the broker as collateral for open contracts.
(D)	Total aggregate value of illiquid securities is $2,021,620, representing 0.18% of the Fund’s net assets.
(E)	Rate disclosed reflects the yield at January 31, 2015.
(F)	Aggregate cost for federal income tax purposes is $876,366,046. Aggregate gross unrealized appreciation and depreciation for all securities is $349,356,176 and $15,336,718, respectively. Net unrealized appreciation for tax purposes is $334,019,458.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland Group PLC

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 70.4%
U.S. Treasury Note
0.25%, 01/31/2015	$ 40,000,000	$ 40,000,000

Total U.S. Government Obligation (Cost $40,030,590)		40,000,000

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 70.4%
U.S. Treasury Bill
0.06%, 07/30/2015 (A)	40,000,000	39,989,122

Total Short-Term U.S. Government Obligation (Cost $39,989,122)		39,989,122

REPURCHASE AGREEMENT - 23.1%
State Street Bank & Trust Co. 0.01% (A), dated 01/30/2015, to be repurchased at $13,134,286 on 02/02/2015. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.50%, due 11/01/2027 - 03/20/2028, and with a total value of $13,399,867.	13,134,275	13,134,275

Total Repurchase Agreement (Cost $13,134,275)		13,134,275

Total Investments (Cost $93,153,987) (B)		93,123,397
Net Other Assets (Liabilities) - (63.9)%		(36,318,934)

Net Assets - 100.0%		$ 56,804,463

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (C)

Total Return Swap Agreements – Receivable (D)

Reference Entity	Fixed Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Bloomberg Commodity Index 3 Month Forward (E)	0.19%	09/02/2015	MBL	20,484	$(26)	$0	$(26)
Bloomberg Commodity Index 3 Month Forward (E)	0.19	09/02/2015	MBL	6,451	(8)	0	(8)
Bloomberg Commodity Index 3 Month Forward (E)	0.19	09/02/2015	MBL	4,319	(6)	0	(6)
Bloomberg Commodity Index 3 Month Forward (E)	0.19	09/02/2015	MBL	4,311	(5)	0	(5)
Bloomberg Commodity Index 3 Month Forward (E)	0.20	04/13/2015	BOA	115,405	(155)	0	(155)
Bloomberg Commodity Index 3 Month Forward (E)	0.20	08/27/2015	UBS	102,182	(137)	0	(137)

Total					$(337)	$0	$(337)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
U.S. Government Obligation	$—	$40,000,000	$—	$40,000,000
Short-Term U.S. Government Obligation	—	39,989,122	—	39,989,122
Repurchase Agreement	—	13,134,275	—	13,134,275

Total Investments	$—	$93,123,397	$—	$93,123,397

LIABILITIES
Derivative Financial Instruments
Total Return Swap Agreements	$—	$(337)	$—	$(337)

Total Derivative Financial Instruments	$—	$(337)	$—	$(337)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at January 31, 2015.
(B)	Aggregate cost for federal income tax purposes is $93,153,987. Net unrealized depreciation for tax purposes is $30,590.
(C)	Cash in the amount of $5,495,575 has been segregated by the custodian as collateral for open swap contracts.
(D)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(E)	Total aggregate value of illiquid derivatives is $(337), representing less than (0.01)% of the Fund’s net assets.
(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
MBL	Macquarie Bank Ltd.
UBS	UBS AG

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 7.2%
Precision Castparts Corp.	66,453	$ 13,297,245
United Technologies Corp.	159,750	18,336,105

		31,633,350

Biotechnology - 6.5%
BioMarin Pharmaceutical, Inc. (A)	151,260	14,696,421
Gilead Sciences, Inc. (A)	130,095	13,637,859

		28,334,280

Capital Markets - 2.5%
BlackRock, Inc., Class A	31,650	10,777,141

Chemicals - 6.7%
FMC Corp., Class A	244,540	14,061,050
Praxair, Inc.	125,867	15,178,302

		29,239,352

Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp., Class A	255,704	13,733,862

Energy Equipment & Services - 1.7%
Core Laboratories NV (B)	79,267	7,352,014

Health Care Equipment & Supplies - 6.0%
Baxter International, Inc.	217,823	15,315,135
Cooper Cos., Inc. (B)	70,750	11,153,738

		26,468,873

Health Care Providers & Services - 3.5%
Express Scripts Holding Co. (A)	189,865	15,324,004

Household Products - 3.6%
Colgate-Palmolive Co.	231,838	15,653,702

Industrial Conglomerates - 4.1%
Danaher Corp.	217,751	17,938,327

Internet Software & Services - 6.2%
Akamai Technologies, Inc. (A)	220,790	12,840,042
Google, Inc., Class A (A)	27,110	14,572,981

		27,413,023

IT Services - 12.0%
Accenture PLC, Class A	188,696	15,856,125
Fiserv, Inc. (A) (B)	260,677	18,906,903
Visa, Inc., Class A	69,545	17,727,716

		52,490,744

Machinery - 2.9%
Cummins, Inc.	92,331	12,876,481

Oil, Gas & Consumable Fuels - 9.0%
Cabot Oil & Gas Corp.	453,795	12,025,568
Enbridge, Inc. (B)	278,610	13,493,082
EOG Resources, Inc.	154,542	13,758,874

		39,277,524

Pharmaceuticals - 4.2%
Roche Holding AG, ADR	550,945	18,599,903

Professional Services - 2.7%
Verisk Analytics, Inc., Class A (A)	181,376	11,671,546

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts - 3.5%
American Tower Corp., Class A	159,487	$ 15,462,265

Software - 2.0%
Adobe Systems, Inc. (A)	128,344	9,000,765

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	160,970	18,859,245

Textiles, Apparel & Luxury Goods - 6.5%
NIKE, Inc., Class B	141,995	13,099,039
VF Corp.	219,640	15,236,427

		28,335,466

Total Common Stocks (Cost $417,179,520)		430,441,867

SECURITIES LENDING COLLATERAL - 3.2%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (C)	14,020,055	14,020,055

Total Securities Lending Collateral (Cost $14,020,055)		14,020,055

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.01% (C), dated 01/30/2015, to be repurchased at $8,182,035 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $8,347,800.	$ 8,182,028	8,182,028

Total Repurchase Agreement (Cost $8,182,028)		8,182,028

Total Investments (Cost $439,381,603) (D)		452,643,950
Net Other Assets (Liabilities) - (3.3)%		(14,312,144)

Net Assets - 100.0%		$ 438,331,806

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Common Stocks	$430,441,867	$—	$—	$430,441,867
Securities Lending Collateral	14,020,055	—	—	14,020,055
Repurchase Agreement	—	8,182,028	—	8,182,028

Total Investments	$444,461,922	$8,182,028	$—	$452,643,950

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $13,738,457. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at January 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $439,381,603. Aggregate gross unrealized appreciation and depreciation for all securities is $31,920,356 and $18,658,009, respectively. Net unrealized appreciation for tax purposes is $13,262,347.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 21.1%
U.S. Treasury Bond
3.50%, 02/15/2039	$ 1,000,000	$ 1,242,969
4.25%, 05/15/2039	100,000	138,758
4.38%, 02/15/2038	1,100,000	1,545,843
5.00%, 05/15/2037	1,240,000	1,892,357
5.25%, 02/15/2029	200,000	280,625
5.50%, 08/15/2028	300,000	427,195
6.13%, 11/15/2027	350,000	518,547
6.13%, 08/15/2029 (A)	156,000	238,022
6.38%, 08/15/2027	50,000	75,227
6.63%, 02/15/2027	150,000	227,719
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	2,750,750	3,574,470
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2019 - 01/15/2022	2,894,016	2,937,398
1.13%, 01/15/2021	2,159,820	2,323,493
U.S. Treasury Note
0.75%, 12/31/2017	600,000	599,719
1.50%, 08/31/2018	5,000,000	5,097,655
2.00%, 02/15/2023	500,000	516,367
2.13%, 01/31/2021	1,000,000	1,042,266
2.63%, 08/15/2020	1,500,000	1,604,532
2.88%, 03/31/2018	5,000,000	5,315,235
3.13%, 01/31/2017 - 04/30/2017	10,000,000	10,548,830
3.25%, 12/31/2016	5,000,000	5,264,845
U.S. Treasury STRIPS
Zero Coupon, 11/15/2017 - 05/15/2029 (A)	26,033,000	23,498,006
Zero Coupon, 08/15/2019 - 05/15/2036	158,569,000	130,507,886

Total U.S. Government Obligations (Cost $181,812,692)		199,417,964

U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.3%
Federal Home Loan Mortgage Corp.
1.93%, 04/01/2037 (B)	45,150	47,566
1.94%, 05/01/2037 (B)	172,624	181,471
2.10%, 10/01/2036 (B)	203,081	215,220
2.14%, 12/01/2036 (B)	449,522	476,616
2.22%, 12/01/2036 (B)	431,807	460,249
2.24%, 11/01/2036 (B)	149,157	160,001
2.27%, 06/01/2037 (B)	88,797	94,783
2.28%, 02/01/2037 (B)	52,515	56,109
2.30%, 09/01/2037 (B)	65,479	70,235
2.37%, 11/01/2036 (B)	413,503	443,358
2.39%, 05/01/2037 (B)	136,320	145,897
2.47%, 05/01/2038 (B)	101,364	108,980
2.48%, 10/01/2037 (B)	90,090	96,793
2.49%, 04/01/2037 (B)	8,222	8,546
2.55%, 12/01/2031 - 02/01/2036 (B)	1,621,731	1,742,017
2.61%, 11/01/2036 (B)	45,310	48,971
2.63%, 05/01/2037 (B)	187,017	201,129
2.68%, 04/01/2037 - 05/01/2037 (B)	676,742	733,767
2.73%, 03/01/2037 (B)	248,714	267,968
2.83%, 05/01/2036 (B)	97,273	105,656
3.03%, 03/01/2036 (B)	714,830	772,856
3.36%, 07/01/2036 (B)	493,295	513,760
3.50%, 06/01/2042 - 07/15/2042	4,321,368	4,577,312
3.87%, 01/01/2035 (B)	660,193	694,924
4.50%, 05/01/2041	18,494,519	20,119,592
5.00%, 10/01/2018 - 08/01/2040	998,385	1,101,461
5.50%, 02/01/2018 - 12/01/2035	3,550,844	3,887,929
6.00%, 05/01/2017 - 06/01/2037	852,375	936,676
6.49%, 10/01/2037 (B)	200,571	210,423
6.50%, 05/01/2035 - 03/01/2038	2,319,195	2,678,977
7.50%, 02/01/2038 - 09/01/2038	120,006	145,746

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
8.50%, 09/01/2015	$ 5,573	$ 5,618
10.00%, 03/17/2026 - 10/01/2030	500,240	560,005
11.00%, 02/17/2021	73,963	82,702
Federal Home Loan Mortgage Corp., IO
7.53%, 08/15/2036 (B)	1,126,270	197,537
Federal Home Loan Mortgage Corp. REMIC
0.42%, 08/15/2023 (B)	498,423	500,912
0.47%, 06/15/2024 - 03/15/2036 (B)	309,262	309,707
0.56%, 07/15/2037 (B)	1,869,810	1,872,764
0.57%, 02/15/2033 (B)	802,868	805,491
1.37%, 07/15/2039 (B)	169,037	172,273
4.00%, 11/15/2041 - 12/15/2041	2,423,839	2,586,087
4.50%, 06/15/2025	2,000,000	2,273,092
5.00%, 07/15/2033 - 07/15/2041	6,508,648	7,654,362
5.30%, 01/15/2033	905,845	993,937
5.50%, 02/15/2022 - 01/15/2039	5,353,192	6,038,687
5.50%, 05/15/2041 (B)	2,756,095	2,955,665
5.71%, 10/15/2038 (B)	480,182	527,167
6.00%, 05/15/2034 - 06/15/2038	4,007,971	4,389,438
6.25%, 10/15/2023	455,288	497,392
6.50%, 08/15/2021 - 06/15/2032	2,857,593	3,164,447
6.69%, 11/15/2021 (B)	446,967	474,544
7.00%, 12/15/2036	1,325,177	1,562,046
7.20%, 11/15/2046 (B)	1,572,343	1,855,463
7.50%, 11/15/2036 - 12/15/2036	1,593,680	1,884,242
8.00%, 06/15/2035 (B)	48,943	52,150
8.82%, 11/15/2033 (B)	164,315	182,387
14.54%, 06/15/2033 (B)	70,302	91,264
16.95%, 02/15/2040 (B)	500,000	689,500
17.03%, 02/15/2038 (B)	34,078	46,574
19.72%, 07/15/2035 (B)	63,558	81,256
20.50%, 08/15/2031 (B)	85,636	136,615
21.33%, 05/15/2035 (B)	88,672	126,717
24.00%, 06/15/2035 (B)	104,360	156,146
Federal Home Loan Mortgage Corp. REMIC, IO
1.82%, 01/15/2040 (B)	1,795,788	122,337
3.50%, 09/15/2024	593,512	21,259
4.00%, 11/15/2029 - 10/15/2037	6,478,045	408,671
4.50%, 12/15/2024 - 07/15/2037	2,980,545	173,791
5.00%, 04/15/2032 - 08/15/2040	4,476,775	468,117
5.50%, 07/15/2037	28,597	255
5.83%, 11/15/2037 - 10/15/2040 (B)	2,882,256	346,368
5.88%, 05/15/2038 (B)	579,362	73,029
5.93%, 05/15/2039 (B)	558,725	55,661
6.08%, 12/15/2039 (B)	752,620	88,352
6.17%, 12/15/2039 (B)	1,075,403	211,755
6.23%, 01/15/2037 (B)	285,024	29,441
6.28%, 11/15/2037 (B)	57,122	6,240
6.63%, 09/15/2039 (B)	602,058	111,491
Federal Home Loan Mortgage Corp. REMIC, PO
03/15/2019 - 01/15/2040	6,580,604	6,270,951
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
2.92%, 10/25/2037 (B)	697,419	685,586
5.23%, 05/25/2043	1,306,712	1,476,655
6.50%, 02/25/2043	405,468	478,996
6.50%, 09/25/2043 (B)	186,621	218,392
7.00%, 02/25/2043 - 07/25/2043	481,864	585,632
7.50%, 02/25/2042 - 09/25/2043	638,476	761,629

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
0.39%, 03/25/2045 - 02/25/2046 (B)	$ 339,136	$ 339,603
0.57%, 05/25/2042 (B)	421,760	423,480
0.72%, 08/25/2042 (B)	1,729,245	1,745,208
1.71%, 07/01/2037 (B)	176,511	184,060
1.78%, 09/01/2036 (B)	103,068	110,334
1.81%, 02/01/2037 (B)	152,888	160,129
1.91%, 02/01/2037 (B)	81,295	85,756
1.94%, 09/01/2037 (B)	59,615	64,117
1.98%, 11/01/2037 (B)	130,360	138,123
2.03%, 08/01/2019	2,233,000	2,280,582
2.14%, 09/01/2036 (B)	243,645	264,935
2.16%, 10/01/2036 (B)	150,032	162,493
2.25%, 07/01/2037 (B)	126,226	135,747
2.26%, 11/01/2037 (B)	167,257	178,628
2.33%, 04/01/2036 - 07/01/2037 (B)	249,392	267,202
2.35%, 06/01/2036 - 04/01/2037 (B)	240,991	260,747
2.37%, 05/01/2036 (B)	199,676	215,924
2.41%, 12/01/2036 (B)	117,677	126,843
2.45%, 09/01/2036 (B)	51,111	54,939
2.46%, 11/01/2036 (B)	319,805	343,557
2.50%, 09/01/2037 (B)	3,553	3,643
2.55%, 12/01/2036 (B)	435,706	466,211
2.67%, 11/01/2036 (B)	71,384	76,214
2.87%, 08/01/2037 (B)	171,599	184,187
2.88%, 03/01/2036 (B)	902,219	959,331
2.92%, 01/01/2025	2,510,000	2,657,167
2.93%, 03/01/2036 (B)	234,601	251,012
2.99%, 01/01/2025	1,000,000	1,055,300
3.12%, 01/01/2022	2,000,000	2,144,507
3.17%, 02/01/2030 (C)	1,000,000	1,054,380
3.29%, 08/01/2026	2,000,000	2,168,488
3.32%, 05/01/2024	1,000,000	1,079,869
3.59%, 10/01/2021	2,000,000	2,203,092
3.89%, 07/01/2021	6,000,000	6,676,250
3.95%, 07/01/2021	7,000,000	7,812,960
4.00%, 04/01/2020	103,943	107,918
4.05%, 01/01/2021	6,065,000	6,782,318
4.25%, 04/01/2021	2,500,000	2,842,361
4.26%, 07/01/2021	2,500,000	2,839,128
4.34%, 06/01/2021	7,000,000	7,967,016
4.45%, 07/01/2026	1,433,541	1,697,042
4.48%, 06/01/2021	2,180,000	2,510,784
4.50%, 08/01/2021	3,000,000	3,449,854
4.55%, 06/25/2043	183,433	200,152
5.00%, 04/01/2022 - 08/01/2040	2,489,856	2,767,782
5.24%, 05/01/2017	5,796,709	6,237,366
5.50%, 01/01/2018 - 07/01/2037	4,225,482	4,705,094
6.00%, 03/01/2019 - 11/01/2037	10,780,460	12,004,233
6.23%, 08/01/2036 (B)	38,790	41,745
6.50%, 06/01/2023 - 07/25/2042	4,289,402	4,930,893
7.00%, 12/25/2033 - 02/25/2044	2,119,233	2,496,750
7.50%, 10/01/2037 - 12/25/2045	1,743,050	2,083,332
8.00%, 10/01/2031	149,601	177,421
Federal National Mortgage Association, IO
3.11%, 03/01/2027 (C)	2,000,000	2,105,000
Federal National Mortgage Association, PO
11/15/2021 - 08/25/2032	1,968,799	1,813,417
Federal National Mortgage Association REMIC
0.37%, 10/27/2037 (B)	1,600,000	1,577,349
0.41%, 10/25/2046 (B)	330,591	330,597
0.42%, 06/27/2036 (B)	1,093,638	1,092,645
0.46%, 07/25/2036 (B)	277,936	278,994
0.52%, 08/25/2036 (B)	4,604	4,605
0.57%, 06/25/2037 (B)	94,789	95,389

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
0.72%, 08/25/2041 (B)	$ 944,866	$ 957,102
0.77%, 04/25/2040 (B)	1,159,963	1,168,760
2.31%, 12/25/2039 (B)	603,683	631,897
4.50%, 02/25/2039 - 10/25/2039	989,629	1,071,594
5.00%, 01/25/2018 - 09/25/2040	2,802,286	2,965,265
5.50%, 08/25/2025 - 10/25/2040	15,720,693	17,506,316
5.61%, 01/25/2032 (D)	166,170	184,959
5.75%, 08/25/2034	1,000,000	1,170,856
5.85%, 05/25/2051 (B)	631,909	695,312
5.97%, 06/25/2040 (B)	376,835	419,991
6.00%, 03/25/2029 - 12/25/2049	7,424,400	8,350,999
6.19%, 02/25/2040 (B)	460,576	501,604
6.25%, 09/25/2038	130,743	147,793
6.44%, 03/25/2040 (B)	474,649	536,253
6.50%, 04/18/2028 - 11/25/2041	1,794,775	2,043,864
6.54%, 12/25/2042 (B)	183,323	215,772
6.75%, 04/25/2037	227,478	255,664
7.00%, 03/25/2038 - 11/25/2041	5,174,710	6,072,872
7.50%, 05/17/2024	239,704	276,592
8.00%, 02/25/2023	1,095,537	1,236,211
8.25%, 11/25/2037 (B)	603,813	703,975
12.32%, 03/25/2040 (B)	666,589	784,071
15.86%, 01/25/2034 (B)	51,704	67,489
16.45%, 08/25/2035 - 10/25/2035 (B)	196,605	253,364
17.11%, 04/25/2040 (B)	398,462	535,212
17.41%, 09/25/2024 (B)	273,724	359,646
19.06%, 05/25/2034 (B)	254,526	344,953
19.67%, 05/25/2035 (B)	416,478	561,786
22.11%, 04/25/2037 (B)	206,030	281,933
23.95%, 11/25/2035 (B)	199,409	297,237
Federal National Mortgage Association REMIC, IO
0.64%, 10/25/2016 (B)	187,185	1,342
1.46%, 01/25/2038 (B)	195,228	13,339
1.83%, 04/25/2041 (B)	1,362,183	100,829
3.00%, 01/25/2021	1,537,405	78,589
4.27%, 11/25/2040 (B)	2,739,298	203,535
4.83%, 07/25/2040 (B)	3,294,545	431,334
5.00%, 07/25/2039	206,561	23,967
5.50%, 10/25/2039	333,337	43,753
5.73%, 10/25/2039 (B)	203,096	20,360
5.83%, 02/25/2038 - 06/25/2039 (B)	2,410,026	289,424
6.01%, 12/25/2039 (B)	62,030	7,824
6.08%, 01/25/2040 (B)	793,474	114,370
6.18%, 12/25/2037 (B)	1,493,243	185,869
6.23%, 07/25/2037 - 05/25/2040 (B)	1,883,835	285,117
6.25%, 04/25/2040 (B)	419,049	57,172
6.28%, 10/25/2037 - 12/25/2037 (B)	736,048	109,028
6.45%, 07/25/2037 (B)	608,994	80,860
6.48%, 10/25/2026 - 03/25/2039 (B)	1,734,970	273,009
6.53%, 03/25/2036 (B)	2,380,994	515,654
6.82%, 03/25/2038 (B)	375,560	51,636
6.93%, 02/25/2040 (B)	386,162	49,112
Federal National Mortgage Association REMIC, PO
10/25/2023 - 12/25/2043	7,805,585	7,420,078
Financing Corp., PO
Series D-P
09/26/2019	500,000	467,720
Government National Mortgage Association
0.37%, 04/16/2037 (B)	120,784	120,759
0.61%, 03/20/2060 (B)	677,789	678,416
0.81%, 05/20/2061 - 02/20/2064 (B)	4,395,576	4,414,935
0.86%, 05/20/2061 (B)	1,609,261	1,615,072

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
5.50%, 01/16/2033 - 09/20/2039	$ 6,765,616	$ 7,733,192
5.75%, 02/20/2036 - 10/20/2037	1,585,149	1,749,191
5.82%, 10/20/2033 (B)	475,072	529,432
6.00%, 11/20/2033 - 08/20/2038	1,248,133	1,440,926
6.13%, 06/16/2031	1,584,000	1,901,592
6.50%, 04/20/2028 - 12/15/2035	2,278,510	2,661,041
7.00%, 09/15/2031 - 10/16/2040	1,747,494	2,031,695
7.00%, 09/20/2034 (B)	29,468	32,975
7.48%, 03/17/2033 (B)	90,995	98,278
7.50%, 09/16/2035 - 10/15/2037	445,987	505,778
8.83%, 04/20/2034 (B)	112,386	118,686
14.39%, 11/17/2032 (B)	50,016	67,010
17.01%, 02/20/2034 (B)	73,387	108,267
22.69%, 04/20/2037 (B)	306,103	435,062
Government National Mortgage Association, IO
4.00%, 09/16/2037	2,866,067	152,023
5.66%, 02/20/2038 (B)	157,732	18,810
5.73%, 09/20/2038 (B)	1,110,853	119,723
5.78%, 02/20/2039 - 06/20/2039 (B)	484,806	52,839
5.83%, 02/20/2038 (B)	1,625,447	258,236
5.87%, 02/20/2039 (B)	156,954	16,048
5.88%, 08/16/2039 (B)	825,228	97,121
5.92%, 09/20/2039 (B)	1,083,734	120,856
5.93%, 11/20/2034 - 08/20/2039 (B)	2,775,794	310,702
5.98%, 07/20/2038 (B)	1,145,320	141,030
6.03%, 03/20/2037 - 06/20/2038 (B)	2,295,455	261,970
6.13%, 03/20/2039 (B)	119,339	6,735
6.23%, 12/20/2038 - 11/16/2039 (B)	1,750,635	179,928
6.36%, 12/20/2037 (B)	74,674	10,464
6.38%, 11/16/2033 - 11/20/2037 (B)	270,736	47,152
6.43%, 05/20/2041 (B)	679,928	157,553
6.48%, 09/20/2033 (B)	165,370	2,383
6.50%, 03/20/2039	101,371	16,376
6.51%, 07/20/2037 (B)	697,506	95,514
6.53%, 06/20/2037 (B)	1,215,105	195,102
7.13%, 12/20/2038 (B)	763,807	115,378
7.43%, 09/20/2038 (B)	86,989	13,523
7.53%, 04/16/2038 (B)	56,908	12,956
Government National Mortgage Association, PO
12/20/2032 - 12/20/2040	2,721,892	2,537,765
Government National Mortgage Association
Series 2012-H23, Class SA
0.69%, 10/20/2062 (B)	1,909,723	1,919,080
Government Trust Certificate
Series 2001-Z
Zero Coupon, 04/01/2016 - 04/01/2020	15,890,000	14,644,488
National Credit Union Administration Guaranteed Notes Trust
Series 2010-R3, Class 3A
2.40%, 12/08/2020	224,797	228,040
Residual Funding Corp., PO
10/15/2019 - 10/15/2020	4,900,000	4,520,215
Tennessee Valley Authority
4.63%, 09/15/2060	236,000	297,849
5.25%, 09/15/2039	40,000	54,919
5.88%, 04/01/2036 (A)	2,325,000	3,530,048
Tennessee Valley Authority, IO
Zero Coupon, 05/01/2019	500,000	468,336
Tennessee Valley Authority, PO
11/01/2025	2,000,000	1,511,854

Total U.S. Government Agency Obligations (Cost $313,671,391)		324,080,572

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
African Development Bank
8.80%, 09/01/2019	$ 500,000	$ 639,817
Colombia Government International Bond
5.00%, 06/15/2045	200,000	211,500
Corp. Andina de Fomento
3.75%, 01/15/2016 (A)	795,000	815,047
Israel Government AID Bond
Series 2008-Z
Zero Coupon, 02/15/2020	6,500,000	5,997,557
Series 2010-Z
Zero Coupon, 02/15/2025	2,250,000	1,784,171
Series 2011-Z
Zero Coupon, 11/15/2026	1,400,000	1,041,986
Mexico Government International Bond
5.55%, 01/21/2045	190,000	230,850
Series 2012-1, Class A2
5.75%, 10/12/2110	550,000	621,500
Series MTN
3.50%, 01/21/2021 (A)	731,000	755,123
4.75%, 03/08/2044	688,000	744,760
Poland Government International Bond
4.00%, 01/22/2024	333,000	362,970
Province of Quebec, Canada
Series MTN
6.35%, 01/30/2026	285,000	380,964
Turkey Government International Bond
5.75%, 03/22/2024 (A)	365,000	417,925
6.63%, 02/17/2045 (A)	208,000	269,942

Total Foreign Government Obligations (Cost $13,373,440)		14,274,112

MORTGAGE-BACKED SECURITIES - 10.5%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 (E)	143,287	143,290
A10 Term Asset Financing LLC
Series 2013-2, Class A
2.62%, 11/15/2027 (E)	1,509,311	1,524,705
Series 2013-2, Class B
4.38%, 11/15/2027 (E)	250,000	257,532
Series 2014-1, Class A1
1.72%, 04/15/2033 (E)	765,000	765,542
Series 2014-1, Class A2
3.02%, 04/15/2033 (E)	603,000	608,938
American General Mortgage Loan Trust
Series 2006-1, Class A5
5.75%, 12/25/2035 (B) (E)	109,069	112,658
Series 2010-1A, Class A3
5.65%, 03/25/2058 (B) (E)	1,139,925	1,167,268
American Tower Trust I
Series 2013-2A, Class 2A
3.07%, 03/15/2048 (E)	400,000	407,388
ASG Re-REMIC Trust
Series 2009-1, Class A60
2.05%, 06/26/2037 (B) (E)	60,446	59,701
Series 2009-2, Class G60
4.66%, 05/24/2036 (B) (E)	371,427	373,647
Series 2009-3, Class A65
2.29%, 03/26/2037 (B) (E)	582,086	579,219
Series 2009-4, Class A60
6.00%, 06/28/2037 (E)	44,049	44,597
Series 2011-1, Class 3A50
2.82%, 11/28/2035 (B) (E)	355,423	349,039
Banc of America Alternative Loan Trust
Series 2003-11, Class 1A1
6.00%, 01/25/2034	91,968	96,844

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Alternative Loan Trust (continued)
Series 2003-11, Class 2A1
6.00%, 01/25/2034	$ 126,976	$ 132,236
Series 2003-7, Class 2A4
5.00%, 09/25/2018	148,394	150,064
Series 2003-9, Class 1CB2
5.50%, 11/25/2033	18,067	18,174
Series 2004-1, Class 1A1
6.00%, 02/25/2034	381,166	405,486
Series 2004-1, Class 5A1
5.50%, 02/25/2019	29,917	30,614
Series 2004-8, Class 3A1
5.50%, 09/25/2019	47,258	49,133
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4
5.89%, 07/10/2044 (B)	558,878	587,883
Series 2006-4, Class A4
5.63%, 07/10/2046	462,081	481,729
Series 2006-5, Class A4
5.41%, 09/10/2047	225,000	235,211
Banc of America Funding Corp.
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 (E) (F)	324,961	322,515
Banc of America Funding Trust
Series 2004-3, Class 1A1
5.50%, 10/25/2034	348,164	365,299
Series 2004-C, Class 1A1
2.80%, 12/20/2034 (B)	62,935	61,779
Series 2005-E, Class 4A1
2.69%, 03/20/2035 (B)	1,449,702	1,448,817
Series 2010-R11A, Class 1A6
5.18%, 08/26/2035 (B) (E)	277,455	281,405
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 (E)	134,878	135,572
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	800,000	805,481
Banc of America Mortgage Trust
Series 2003-3, Class 2A1
0.72%, 05/25/2018 (B)	37,361	36,259
Series 2003-4, Class 2A1
0.72%, 06/25/2018 (B)	88,534	86,468
Series 2003-6, Class 2A1
0.62%, 08/25/2018 (B)	39,144	38,704
Series 2003-C, Class 3A1
2.62%, 04/25/2033 (B)	77,124	78,206
Series 2003-E, Class 2A2
2.73%, 06/25/2033 (B)	243,611	244,820
Series 2004-3, Class 1A26
5.50%, 04/25/2034	287,682	294,232
Series 2004-3, Class 3A1
5.00%, 04/25/2019	39,125	39,874
Series 2004-5, Class 4A1
4.75%, 06/25/2019	25,649	25,932
Series 2004-C, Class 2A2
2.70%, 04/25/2034 (B)	459,183	463,633
BCAP LLC Trust
Series 2009-RR10, Class 17A1
5.75%, 06/26/2037 (E)	17,436	17,668
Series 2009-RR13, Class 17A2
5.50%, 04/26/2037 (B) (E)	192,784	198,879
Series 2009-RR14, Class 3A2
2.37%, 08/26/2035 (B) (E)	499,968	499,510
Series 2009-RR5, Class 8A1
5.50%, 11/26/2034 (E)	194,148	199,761

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2010-RR12, Class 2A5
3.30%, 01/26/2036 (B) (E)	$ 386,221	$ 388,448
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 (B) (E)	76,164	76,723
Series 2010-RR5, Class 2A5
5.45%, 04/26/2037 (B) (E)	396,475	404,244
Series 2010-RR6, Class 22A3
4.34%, 06/26/2036 (B) (E)	246,996	249,963
Series 2010-RR7, Class 16A1
0.81%, 02/26/2047 (B) (E)	160,538	159,427
Series 2010-RR7, Class 1A5
4.21%, 04/26/2035 (B) (E)	173,205	170,972
Series 2010-RR7, Class 2A1
2.07%, 07/26/2045 (B) (E)	800,881	803,165
Series 2010-RR8, Class 3A3
5.05%, 05/26/2035 (B) (E)	103,999	104,186
Series 2010-RR8, Class 3A4
5.05%, 05/26/2035 (B) (E)	773,000	728,579
Series 2011-RR10, Class 2A1
1.02%, 09/26/2037 (B) (E)	1,452,111	1,335,730
Series 2011-RR4, Class 6A3
5.00%, 08/26/2037 (B) (E)	665,471	678,322
Series 2011-RR5, Class 11A3
0.32%, 05/28/2036 (B) (E)	454,617	446,981
Series 2011-RR5, Class 14A3
1.48%, 07/26/2036 (B) (E)	76,126	75,915
Series 2012-RR10, Class 3A1
0.36%, 05/26/2036 (B) (E)	527,282	499,688
Series 2012-RR2, Class 1A1
0.34%, 08/26/2036 (B) (E)	523,836	513,153
Series 2012-RR3, Class 2A5
2.23%, 05/26/2037 (B) (E)	763,691	765,132
Bear Stearns Alt-A Trust
Series 2005-2, Class 1A1
0.67%, 03/25/2035 (B)	288,434	282,748
Bear Stearns ARM Trust
Series 2003-4, Class 3A1
2.31%, 07/25/2033 (B)	108,585	108,793
Series 2004-2, Class 14A
3.23%, 05/25/2034 (B)	69,023	68,850
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW11, Class A4
5.43%, 03/11/2039 (B)	196,164	202,234
Bear Stearns Commercial Mortgage Securities Trust, IO
Series 2005-PWR8, Class X1
0.74%, 06/11/2041 (B) (E)	9,650,584	9,313
CAM Mortgage Trust
Series 2014-2, Class A
2.60%, 05/15/2048 (B) (E)	136,175	136,173
CD Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC
0.37%, 12/11/2049 (B) (E)	33,817,485	220,017
Chase Mortgage Finance Trust
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	386,031	399,925
Series 2007-A1, Class 1A3
2.53%, 02/25/2037 (B)	1,559,845	1,537,874
Series 2007-A1, Class 2A1
2.47%, 02/25/2037 (B)	325,322	325,077
Series 2007-A1, Class 7A1
2.43%, 02/25/2037 (B)	233,054	232,938
Series 2007-A1, Class 9A1
2.50%, 02/25/2037 (B)	122,652	121,437

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust (continued)
Series 2007-A2, Class 1A1
2.60%, 07/25/2037 (B)	$ 65,622	$ 65,176
Series 2007-A2, Class 2A1
2.51%, 07/25/2037 (B)	420,138	424,334
CHL Mortgage Pass-Through Trust
Series 2003-39, Class A6
5.00%, 10/25/2033	325,245	339,515
Series 2003-J13, Class 1A7
5.25%, 01/25/2034	577,955	605,631
Series 2004-3, Class A26
5.50%, 04/25/2034	296,598	311,550
Series 2004-3, Class A4
5.75%, 04/25/2034	444,896	463,359
Series 2004-5, Class 1A4
5.50%, 06/25/2034	426,823	442,749
Series 2004-8, Class 2A1
4.50%, 06/25/2019	28,986	29,870
Series 2004-J4, Class 2A1
5.00%, 05/25/2019	58,979	59,882
Citigroup Commercial Mortgage Trust
Series 2005-C3, Class AM
4.83%, 05/15/2043 (B)	440,000	440,344
Series 2006-C5, Class A4
5.43%, 10/15/2049	500,000	528,463
Citigroup Mortgage Loan Trust
Series 2003-1, Class 3A4
5.25%, 09/25/2033	240,311	249,566
Series 2005-2, Class 2A11
5.50%, 05/25/2035	237,023	246,790
Series 2008-AR4, Class 1A1A
2.73%, 11/25/2038 (B) (E)	846,246	848,081
Series 2009-10, Class 1A1
2.41%, 09/25/2033 (B) (E)	518,563	525,427
Series 2009-11, Class 3A1
5.75%, 05/25/2037 (B) (E)	417,380	432,616
Series 2010-7, Class 10A1
2.61%, 02/25/2035 (B) (E)	128,497	128,369
Series 2010-8, Class 5A6
4.00%, 11/25/2036 (E)	2,682,655	2,729,555
Series 2010-8, Class 6A6
4.50%, 12/25/2036 (E)	2,246,108	2,301,560
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.22%, 08/15/2048	539,007	567,868
Series 2006-C1, Class AM
5.25%, 08/15/2048	1,000,000	1,026,991
COBALT CMBS Commercial Mortgage Trust, IO
Series 2006-C1
0.78%, 08/15/2048 (B)	18,005,302	236,806
COMM Mortgage Trust, IO
Series 2012-CR2, Class XA
1.90%, 08/15/2045 (B)	2,174,902	216,957
Commercial Mortgage Asset Trust
Series 1999-C1, Class D
6.90%, 01/17/2032 (B)	28,048	28,013
COOF Securitization Trust, Ltd., IO
Series 2014-1, Class A
3.02%, 06/25/2040 (B) (E)	1,043,700	132,619
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.68%, 03/15/2039 (B)	1,534,058	1,582,764
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	138,923	143,585

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp. (continued)
Series 2003-27, Class 5A4
5.25%, 11/25/2033	$ 232,723	$ 237,602
Series 2003-29, Class 5A1
7.00%, 12/25/2033	185,725	195,829
Series 2003-29, Class 8A1
6.00%, 11/25/2018	66,219	69,264
Series 2003-AR15, Class 3A1
2.78%, 06/25/2033 (B)	220,685	219,198
Series 2004-4, Class 2A4
5.50%, 09/25/2034	393,295	429,530
Series 2004-5, Class 3A1
5.25%, 08/25/2019	172,638	176,992
Series 2004-8, Class 1A4
5.50%, 12/25/2034	415,579	449,633
Series 2005-C3, Class AM
4.73%, 07/15/2037	400,000	403,040
Credit Suisse Mortgage Capital Certificates
Series 2009-3R, Class 19A3
6.00%, 01/27/2038 (E)	146,707	151,568
CSMC Trust
Series 2010-11R, Class A6
1.17%, 06/28/2047 (B) (E)	1,332,410	1,281,455
Series 2010-16, Class A3
3.79%, 06/25/2050 (B) (E)	400,000	404,922
Series 2010-16, Class A4
3.79%, 06/25/2050 (B) (E)	1,000,000	1,021,696
Series 2010-17R, Class 1A1
2.30%, 06/26/2036 (B) (E)	206,394	209,889
Series 2010-1R, Class 5A1
4.86%, 01/27/2036 (B) (E)	109,053	110,472
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 (B) (E)	283,549	286,098
Series 2011-6R, Class 3A1
1.81%, 07/28/2036 (B) (E)	374,398	376,413
Series 2011-9R, Class A1
2.17%, 03/27/2046 (B) (E)	696,668	698,628
Series 2012-3R, Class 1A1
2.33%, 07/27/2037 (B) (E)	637,532	635,047
Series 2014-ICE, Class A
1.05%, 04/15/2027 (B) (E)	841,000	839,511
DBRR Trust, IO
Series 2011-C32, Class A3X1
2.02%, 06/17/2049 (B) (E)	6,000,000	197,806
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-1, Class 2A1
5.75%, 02/25/2020 (B)	145,885	150,448
FDIC Trust
Series 2013-N1, Class A
4.50%, 10/25/2018 (E)	95,406	96,135
First Horizon Mortgage Pass-Through Trust
Series 2004-AR2, Class 2A1
2.63%, 05/25/2034 (B)	388,788	386,562
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class AJ
4.83%, 06/10/2048 (B)	184,101	184,061
GMACM Mortgage Loan Trust
Series 2003-AR1, Class A4
2.85%, 10/19/2033 (B)	107,821	106,489
Series 2003-AR2, Class 2A4
2.79%, 12/19/2033 (B)	791,755	779,054
Series 2004-J5, Class A7
6.50%, 01/25/2035	912,986	951,713
Series 2004-J6, Class 1A1
5.00%, 01/25/2020	75,186	77,478

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, IO
Series 2006-GG8, Class X
0.58%, 11/10/2039 (B) (E)	$ 8,802,665	$ 70,131
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.52%, 09/25/2035 (B) (E)	1,159,400	989,028
GSMPS Mortgage Loan Trust, IO
Series 2005-RP3, Class 1AS
4.76%, 09/25/2035 (B) (E)	869,550	116,638
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4
5.25%, 06/25/2033	677,896	696,791
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	707,322	735,391
Series 2005-5F, Class 8A3
0.67%, 06/25/2035 (B)	41,184	39,815
Impac CMB Trust
Series 2005-4, Class 2A1
0.47%, 05/25/2035 (B)	258,644	256,634
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1
5.50%, 08/25/2033	87,306	89,350
Impac Secured Assets Trust
Series 2006-1, Class 2A1
0.52%, 05/25/2036 (B)	580,393	561,666
Series 2006-2, Class 2A1
0.52%, 08/25/2036 (B)	341,294	334,974
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class AJ
5.46%, 08/12/2037 (B)	700,000	702,731
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (B)	1,265,658	1,324,683
Series 2006-CB16, Class A4
5.55%, 05/12/2045	96,995	101,199
Series 2006-LDP9, Class A3SF
0.32%, 05/15/2047 (B)	377,199	377,051
JPMorgan Chase Commercial Mortgage Securities Trust, IO
Series 2006-CB15, Class X1
0.21%, 06/12/2043 (B)	40,172,895	145,185
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1
2.51%, 07/25/2034 (B)	87,681	89,786
Series 2004-A4, Class 1A1
2.55%, 09/25/2034 (B)	94,833	97,333
Series 2004-S1, Class 1A7
5.00%, 09/25/2034	25,880	26,876
Series 2005-A1, Class 3A4
2.56%, 02/25/2035 (B)	269,347	274,554
Series 2006-A2, Class 5A3
2.43%, 11/25/2033 (B)	606,350	607,639
Series 2006-A3, Class 6A1
2.54%, 08/25/2034 (B)	62,562	62,810
JPMorgan Re-REMIC Trust
Series 2009-6, Class 4A1
2.51%, 09/26/2036 (B) (E)	156,958	158,699
Series 2010-4, Class 7A1
1.87%, 08/26/2035 (B) (E)	152,074	151,801
KGS-Alpha SBA COOF Trust, IO
Series 2014-2, Class A
3.13%, 04/25/2040 (B) (E)	894,418	131,787
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
5.84%, 06/15/2038 (B)	382,810	401,087

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust, IO
Series 2006-C1, Class XCL
0.36%, 02/15/2041 (B) (E)	$ 20,906,268	$ 69,032
LVII Re-REMIC Trust
Series 2009-3, Class M3
5.56%, 11/27/2037 (B) (E)	600,000	601,725
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.64%, 04/21/2034 (B)	680,779	684,835
Series 2004-13, Class 3A7
2.64%, 11/21/2034 (B)	445,543	453,369
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1
6.00%, 12/25/2033	79,696	79,794
Series 2004-5, Class 5A1
4.75%, 06/25/2019	72,095	73,925
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6
5.25%, 12/25/2033	575,908	605,943
Series 2003-2, Class 1A1
5.00%, 03/25/2018	27,245	27,387
Series 2003-3, Class 3A18
5.50%, 04/25/2033	148,654	149,913
Series 2004-P7, Class A6
5.50%, 12/27/2033 (E)	230,106	247,937
MASTR Re-REMIC Trust, PO
Series 2005, Class 3 05/28/2035 (E)	83,643	66,915
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A
2.58%, 07/25/2033 (B)	107,594	98,120
Series 2003-A5, Class 2A6
2.31%, 08/25/2033 (B)	96,106	97,068
Series 2004-1, Class 2A1
2.16%, 12/25/2034 (B)	367,866	358,733
Series 2004-A4, Class A2
2.46%, 08/25/2034 (B)	161,501	165,556
Series 2004-D, Class A2
1.05%, 09/25/2029 (B)	242,064	237,358
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A4
5.05%, 07/12/2038 (B)	700,000	705,009
Series 2005-LC1, Class AJ
5.37%, 01/12/2044 (B)	500,000	516,003
Series 2006-C1, Class A4
5.69%, 05/12/2039 (B)	730,000	757,450
ML-CFC Commercial Mortgage Trust, IO
Series 2006-4, Class XC
0.63%, 12/12/2049 (B) (E)	13,634,870	142,771
Morgan Stanley Capital I Trust
Series 2007-T27, Class A4
5.65%, 06/11/2042 (B)	200,000	217,665
Series 2011-C3, Class A3
4.05%, 07/15/2049	637,000	685,920
Morgan Stanley Capital I Trust, IO
Series 2006-IQ12, Class X1
0.47%, 12/15/2043 (B) (E)	32,176,917	247,440
Series 2006-T21, Class X
0.20%, 10/12/2052 (B) (E)	81,155,411	232,023
Series 2007-HQ11, Class X
0.22%, 02/12/2044 (B) (E)	51,740,508	199,770
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A
5.69%, 04/25/2034 (B)	366,622	386,681

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A
2.00%, 07/27/2049 (E)	$ 1,088,841	$ 1,091,226
Series 2012-XA, Class B
0.25%, 07/27/2049 (E)	500,000	439,250
Prime Mortgage Trust
Series 2004-CL1, Class 1A1
6.00%, 02/25/2034	142,012	149,216
Prime Mortgage Trust, PO
Series 2004-CL1, Class 1
02/25/2034	12,313	9,908
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.47%, 05/25/2035 (B)	263,634	266,572
RAIT Trust
Series 2014-FL3, Class A
1.42%, 12/15/2031 (B) (E)	534,000	533,805
RALI Trust
Series 2003-QS1, Class A6
4.25%, 01/25/2033	28,482	28,523
Series 2003-QS13, Class A5
0.82%, 07/25/2033 (B)	277,409	258,448
Series 2003-QS15, Class A7
5.50%, 08/25/2033	1,496,804	1,526,767
Series 2003-QS18, Class A1
5.00%, 09/25/2018	61,015	62,268
Series 2004-QS7, Class A4
5.50%, 05/25/2034	374,350	383,341
RAMP Trust
Series 2004-SL2, Class A3
7.00%, 10/25/2031	233,919	246,178
RBSSP Re-REMIC Trust
Series 2009-1, Class 1A1
6.50%, 02/26/2036 (E)	435,621	469,447
Series 2010-9, Class 7A5
4.00%, 05/26/2037 (B) (E)	360,827	365,969
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 (E)	218,205	224,566
Residential Asset Securitization Trust
Series 2002-A13, Class A4
5.25%, 12/25/2017	16,520	16,769
RFMSI Trust
Series 2003-S20, Class 2A1
4.75%, 12/25/2018	38,770	39,319
Series 2003-S4, Class A4
5.75%, 03/25/2033	278,208	285,475
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A
2.49%, 09/25/2033 (B)	271,758	275,143
Sequoia Mortgage Trust
Series 2004-11, Class A1
0.47%, 12/20/2034 (B)	539,724	515,462
Series 2004-11, Class A3
0.47%, 12/20/2034 (B)	409,129	395,206
Series 2004-12, Class A3
0.65%, 01/20/2035 (B)	255,787	234,306
Springleaf Mortgage Loan Trust
Series 2012-1A, Class M3
6.00%, 09/25/2057 (B) (E)	1,000,000	1,016,419
Series 2012-2A, Class M4
6.00%, 10/25/2057 (B) (E)	1,200,000	1,246,864
Series 2012-3A, Class M1
2.66%, 12/25/2059 (B) (E)	534,000	533,925
Series 2012-3A, Class M2
3.56%, 12/25/2059 (B) (E)	471,000	477,728

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Springleaf Mortgage Loan Trust (continued)
Series 2012-3A, Class M3
4.44%, 12/25/2059 (B) (E)	$ 253,000	$ 258,772
Series 2012-3A, Class M4
5.30%, 12/25/2059 (B) (E)	146,000	150,541
Series 2013-3A, Class A
1.87%, 09/25/2057 (B) (E)	684,327	682,591
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1
0.83%, 10/19/2034 (B)	481,273	453,286
Structured Asset Securities Corp.
Series 2003-37A, Class 2A
3.67%, 12/25/2033 (B)	137,460	137,782
Series 2004-4XS, Class 1A5
5.49%, 02/25/2034 (B)	445,158	472,600
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-32, Class 1A1
5.47%, 11/25/2033 (B)	90,694	93,818
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	102,812	105,040
Series 2003-35, Class 3A1
0.67%, 12/25/2033 (B)	168,299	166,484
Series 2004-5H, Class A4
5.54%, 12/25/2033	476,692	490,118
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.81%, 09/25/2043 (B)	270,364	258,244
Series 2004-1, Class II2A
1.62%, 03/25/2044 (B)	140,177	137,052
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.56%, 08/15/2039 (B)	92,374	92,368
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (E)	1,386,000	1,473,053
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	650,000	697,499
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.75%, 05/10/2063 (B) (E)	6,006,462	466,276
Vendee Mortgage Trust
Series 1993-1, Class ZB
7.25%, 02/15/2023	255,678	293,682
Series 1998-2, Class 1G
6.75%, 06/15/2028	519,439	602,960
VNDO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 (E)	1,000,000	1,031,645
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.19%, 01/15/2041 (B)	163,281	163,368
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.11%, 03/15/2045 (B) (E)	124,790,004	177,202
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (B)	581,027	581,805
Series 2003-AR7, Class A7
2.30%, 08/25/2033 (B)	206,664	207,536
Series 2003-AR8, Class A
2.38%, 08/25/2033 (B)	78,742	80,935

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2003-AR9, Class 1A6
2.41%, 09/25/2033 (B)	$ 360,076	$ 370,753
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	365,800	379,191
Series 2003-S4, Class 2A10
17.00%, 06/25/2033 (B)	17,185	19,392
Series 2003-S9, Class A8
5.25%, 10/25/2033	215,877	221,718
Series 2004-AR3, Class A1
2.37%, 06/25/2034	50,952	51,410
Series 2004-AR3, Class A2
2.37%, 06/25/2034 (B)	524,082	528,791
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	205,308	211,219
Series 2004-CB3, Class 4A
6.00%, 10/25/2019	249,802	262,060
Series 2004-S2, Class 2A4
5.50%, 06/25/2034	419,019	438,856
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2003-MS2, Class 1A1
5.75%, 02/25/2033	218,133	232,066
Series 2004-RA2, Class 2A
7.00%, 07/25/2033	97,875	107,215
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 (B) (E)	290,227	285,873
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1
2.49%, 11/25/2033 (B)	26,481	26,601
Series 2004-4, Class A9
5.50%, 05/25/2034	296,032	304,765
Series 2004-EE, Class 2A1
2.61%, 12/25/2034 (B)	240,496	241,884
Series 2004-EE, Class 2A2
2.61%, 12/25/2034 (B)	60,124	61,154
Series 2004-EE, Class 3A1
2.50%, 12/25/2034 (B)	59,174	59,916
Series 2004-EE, Class 3A2
2.50%, 12/25/2034 (B)	88,760	90,793
Series 2004-I, Class 1A1
2.60%, 07/25/2034 (B)	863,577	870,947
Series 2004-P, Class 2A1
2.61%, 09/25/2034 (B)	1,438,146	1,445,629
Series 2004-R, Class 2A1
2.62%, 09/25/2034 (B)	732,318	741,822
Series 2004-U, Class A1
2.56%, 10/25/2034 (B)	952,964	952,349
Series 2004-V, Class 1A1
2.60%, 10/25/2034 (B)	150,745	152,037
Series 2004-V, Class 1A2
2.60%, 10/25/2034 (B)	67,297	68,219
Series 2004-W, Class A9
2.62%, 11/25/2034 (B)	224,444	229,894
Series 2005-AR3, Class 1A1
2.62%, 03/25/2035 (B)	1,080,682	1,088,660
Series 2005-AR8, Class 2A1
2.59%, 06/25/2035 (B)	322,563	324,566
Series 2005-AR9, Class 2A1
2.59%, 10/25/2033 (B)	131,396	132,594

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 (E)	$ 811,727	$ 811,223
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 (E)	550,000	613,742

Total Mortgage-Backed Securities (Cost $97,108,805)		99,850,769

ASSET-BACKED SECURITIES - 5.6%
ABFC Trust
Series 2005-AQ1, Class A4
5.01%, 06/25/2035 (B)	524,025	529,334
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.97%, 12/27/2022 (B) (E)	602,271	605,612
Series 2013-1A, Class A
0.97%, 12/26/2044 (B) (E)	1,033,146	1,030,142
American Credit Acceptance Receivables Trust
Series 2012-3, Class A
1.64%, 11/15/2016 (E)	18,740	18,747
Series 2014-2, Class A
0.99%, 10/10/2017 (E)	831,634	830,804
Series 2014-2, Class B
2.26%, 03/10/2020 (E)	295,000	295,559
Ascentium Equipment Receivables LLC
Series 2012-1A, Class A
1.83%, 09/15/2019 (E)	20,476	20,477
AXIS Equipment Finance Receivables II LLC
Series 2013-1A, Class A
1.75%, 03/20/2017 (E)	371,495	371,560
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 (E)	573,092	572,241
CarFinance Capital Auto Trust
Series 2014-1A, Class A
1.46%, 12/17/2018 (E)	269,046	268,709
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A
2.15%, 10/15/2021 (B) (E) (F) (G)	866,667	866,667
CarMax Auto Owner Trust
Series 2013-4, Class A3
0.80%, 07/16/2018	185,000	185,073
Chase Funding Trust
Series 2003-2, Class 2A2
0.73%, 02/25/2033 (B)	436,482	395,190
Series 2003-6, Class 1A5
5.26%, 11/25/2034 (B)	490,390	503,043
CPS Auto Receivables Trust
Series 2011-C, Class A
4.21%, 03/15/2019 (E)	290,480	295,996
Series 2012-A, Class A
2.78%, 06/17/2019 (E)	82,580	83,648
Series 2012-B, Class A
2.52%, 09/16/2019 (E)	670,870	675,222
Series 2013-D, Class A
1.54%, 07/16/2018 (E)	938,752	940,243
Series 2014-A, Class A
1.21%, 08/15/2018 (E)	282,857	282,371
Series 2014-D, Class A
1.49%, 04/15/2019 (E)	977,371	978,219
Series 2014-D, Class C
4.35%, 11/16/2020 (E)	125,000	126,338

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CPS Auto Trust
Series 2012-C, Class A
1.82%, 12/16/2019 (E)	$ 432,279	$ 435,004
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020 (E)	820,975	822,918
Series 2014-1A, Class A
1.55%, 10/15/2021 (E)	300,000	300,299
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 (E)	92,091	92,139
Series 2013-1A, Class A
1.29%, 10/16/2017 (E)	458,044	458,771
Series 2013-2A, Class A
1.49%, 11/15/2017 (E)	296,154	296,481
Series 2014-1A, Class A
1.29%, 05/15/2018 (E)	366,191	366,249
Series 2014-2A, Class A
1.06%, 08/15/2018 (E)	320,597	319,470
Series 2014-2A, Class C
3.26%, 12/16/2019 (E)	120,000	118,503
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 (E)	157,234	157,534
Flagship Credit Auto Trust
Series 2014-1, Class A
1.21%, 04/15/2019 (E)	434,136	433,467
Series 2014-1, Class B
2.55%, 02/18/2020 (E)	95,000	95,530
GLC II Trust
Series 2014-A, Class A
4.00%, 12/18/2020 (E)	1,000,000	1,000,000
GLC Trust
Series 2014-A, Class A
3.00%, 07/15/2021 (E)	788,630	783,701
GM Financial Automobile Leasing Trust
Series 2014-1A, Class A2
0.61%, 07/20/2016 (E)	572,343	572,050
GMAT Trust
Series 2013-1A, Class A
3.97%, 11/25/2043 (B) (E)	267,541	269,395
Series 2014-1A, Class A
3.72%, 02/25/2044 (B) (E)	205,261	205,352
Gold Key Resorts LLC
Series 2014-A, Class A
3.22%, 03/17/2031 (E)	389,752	392,609
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 (E)	1,300,000	1,293,500
Series 2013-T7, Class AT7
1.98%, 11/15/2046 (E)	714,000	701,505
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (E)	487,000	483,348
Honda Auto Receivables Owner Trust
Series 2015-1, Class A2
0.70%, 06/15/2017	456,000	456,150
HSBC Home Equity Loan Trust
Series 2007-1, Class AS
0.37%, 03/20/2036 (B)	74,506	73,841
Series 2007-3, Class APT
1.37%, 11/20/2036 (B)	57,188	56,981
Hyundai Auto Receivables Trust
Series 2015-A, Class A2
0.68%, 10/16/2017	750,000	750,049

	Principal	Value
ASSET-BACKED SECURITIES (continued)
KGS Alpha SBA Coof Trust, IO
0.86%, 08/25/2038	$ 7,193,021	$ 267,490
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.52%, 07/25/2034 (B) (E)	59,279	59,095
Madison Avenue Manufactured Housing Contract Trust
Series 2002-A, Class M2
2.42%, 03/25/2032 (B)	343,877	343,767
Normandy Mortgage Loan Co. LLC
Series 2013-NPL3, Class A
4.95%, 09/16/2043 (B) (E)	872,653	871,344
NYMT Residential LLC
Series 2013-RP3A
4.85%, 09/25/2018 (B) (E) (F)	542,863	542,863
Oak Hill Advisors Residential Loan Trust
Series 2014-NPL2, Class A1
3.48%, 04/25/2054 (B) (E)	845,516	846,377
OnDeck Asset Securitization Trust LLC
Series 2014-1A, Class A
3.15%, 05/17/2018 (E)	651,000	651,053
OneMain Financial Issuance Trust
Series 2014-1A, Class A
2.43%, 06/18/2024 (E)	1,130,000	1,139,528
Series 2014-1A, Class B
3.24%, 06/18/2024 (E)	161,000	162,270
Series 2015-1A, Class A
3.19%, 03/18/2026 (C) (E)	892,000	891,717
PFS Tax Lien Trust
Series 2014-1
1.44%, 05/15/2029 (E)	176,597	177,128
Progreso Receivables Funding II LLC
Series 2014-A, Class A
3.50%, 07/08/2019 (E)	1,000,000	1,000,625
Series 2015-1, Class A
3.63%, 02/10/2020 (E) (G)	883,000	883,000
RAMP Trust
Series 2004-RZ1, Class M1
4.82%, 03/25/2034 (B)	570,509	576,885
Series 2005-EFC5, Class A3
0.51%, 10/25/2035 (B)	8,185	8,166
Series 2006-RZ1, Class A3
0.47%, 03/25/2036 (B)	621,149	605,649
RBSHD Trust
Series 2013-1A, Class A
4.69%, 10/25/2047 (B) (E) (F)	635,604	637,368
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-UP1, Class A
3.95%, 04/25/2032 (B) (E)	17,015	16,707
Santander Drive Auto Receivables Trust
Series 2013-A, Class A3
1.02%, 01/16/2018 (E)	446,782	447,477
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 (B)	145,253	146,804
Selene Non-Performing Loans LLC
Series 2014-1A, Class A
2.98%, 05/25/2054 (B) (E)	395,438	392,053
SNAAC Auto Receivables Trust
Series 2014-1A, Class A
1.03%, 09/17/2018 (E)	265,628	265,663
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (E)	1,543,899	1,544,828
Series 2014-AA, Class B
4.61%, 10/25/2027 (E)	400,000	410,607

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 (E)	$ 3,000,000	$ 3,010,614
Series 2014-AA, Class A
2.41%, 12/15/2022 (E)	1,867,000	1,867,963
Series 2014-AA, Class B
3.45%, 12/15/2022 (E)	292,000	293,200
Structured Asset Securities Corp.
Series 2005-NC1, Class A11
4.55%, 02/25/2035 (B)	187,212	187,198
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2
3.45%, 02/25/2032	191,308	190,378
Series 2004-6XS, Class A5A
5.53%, 03/25/2034 (B)	389,252	401,038
Series 2004-6XS, Class A5B
5.55%, 03/25/2034 (B)	389,252	401,622
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.57%, 10/15/2015 (B) (E) (F) (G)	2,219,000	2,225,586
Series 2014-1A, Class A
1.12%, 10/15/2021 (B) (E) (F) (G)	1,063,000	1,063,487
Vericrest Opportunity Loan Transferee LLC
Series 2014-NPL4, Class A1
3.13%, 04/27/2054 (B) (E)	1,641,012	1,631,766
VOLT XIX LLC
Series 2014-NP11, Class A1
3.88%, 04/25/2055 (B) (E)	888,382	887,514
VOLT XV LLC
Series 2014-3A, Class A1
3.25%, 05/26/2054 (B) (E)	510,567	509,389
VOLT XXII LLC
Series 2014-NPL1, Class A1
3.63%, 10/27/2053 (B) (E)	916,091	916,579
VOLT XXIII LLC
Series 2014-NPL2, Class A1
3.63%, 11/25/2053 (B) (E)	986,079	988,550
VOLT XXIV LLC
Series 2014-NPL3, Class A1
3.25%, 11/25/2053 (B) (E)	408,375	408,701
VOLT XXVI LLC
Series 2014-NPL6, Series A2
4.25%, 09/25/2043 (B) (E)	328,000	321,332
VOLT XXVII LLC
Series 2014-NPL7, Class A1
3.38%, 08/27/2057 (B) (E)	1,839,263	1,837,030
VOLT XXX LLC
Series 2015-NPL1, Class A1
3.63%, 10/25/2057 (B) (E)	675,000	680,400
VOLT XXXI LLC
Series 2015-NPL2, Class A1
3.38%, 02/25/2055 (B) (E)	600,000	604,147
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 (E)	221,968	222,009
Series 2012-2A, Class A
3.00%, 01/20/2025 (E)	513,366	515,863

Total Asset-Backed Securities (Cost $52,344,798)		52,862,871

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
American Municipal Power, Inc., Revenue Bonds
Series B
7.50%, 02/15/2050	640,000	983,936

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York State Dormitory Authority, Revenue Bonds
5.60%, 03/15/2040	$ 280,000	$ 366,016
Ohio State University, Revenue Bonds
Series A
4.80%, 06/01/2111	1,370,000	1,608,284
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	970,000	1,084,741
5.65%, 11/01/2040	485,000	624,840
State of California, General Obligation Unlimited
7.30%, 10/01/2039	520,000	799,953
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	85,000	88,382

Total Municipal Government Obligations (Cost $4,484,532)		5,556,152

CORPORATE DEBT SECURITIES - 18.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.
5.20%, 08/15/2015 (E)	380,000	388,759
BAE Systems PLC
5.80%, 10/11/2041 (E)	239,000	311,717
Lockheed Martin Corp.
4.07%, 12/15/2042	120,000	130,855
4.25%, 11/15/2019	150,000	165,589
4.85%, 09/15/2041	190,000	232,089
United Technologies Corp.
4.50%, 06/01/2042	257,000	298,205
8.88%, 11/15/2019	250,000	327,423

		1,854,637

Air Freight & Logistics - 0.1%
FedEx Corp.
3.90%, 02/01/2035 (A)	96,000	99,858
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60,000	78,445
8.38%, 04/01/2030 (D)	200,000	313,788
United Parcel Service, Inc.
2.45%, 10/01/2022 (A)	186,000	186,910

		679,001

Airlines - 0.1%
Air Canada Pass-Through Trust
4.13%, 11/15/2026 (E)	118,086	122,219
American Airlines Pass-Through Trust
5.25%, 07/31/2022	78,784	85,284
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	241,421	251,078
5.98%, 10/19/2023	247,679	269,970
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	123,671	132,328
4.95%, 11/23/2020	189,916	204,634
5.30%, 10/15/2020	62,632	68,269

		1,133,782

Auto Components - 0.1%
Johnson Controls, Inc.
4.25%, 03/01/2021	150,000	164,518
5.25%, 12/01/2041	300,000	364,377

		528,895

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.1%
American Honda Finance Corp.
1.50%, 09/11/2017 (A) (E)	$ 200,000	$ 201,840
7.63%, 10/01/2018 (E)	300,000	363,281
Daimler Finance North America LLC
2.63%, 09/15/2016 (E)	200,000	205,254
2.88%, 03/10/2021 (E)	550,000	573,114

		1,343,489

Banks - 1.7%
ANZ New Zealand International, Ltd.
3.13%, 08/10/2015 (E)	105,000	106,489
Australia & New Zealand Banking Group, Ltd. Series MTN
4.88%, 01/12/2021 (E)	137,000	157,893
Bank of Nova Scotia
2.55%, 01/12/2017	455,000	469,160
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 (E)	435,000	444,131
Barclays Bank PLC
2.25%, 05/10/2017 (A) (E)	276,000	283,278
5.00%, 09/22/2016	100,000	106,581
BB&T Corp.
5.25%, 11/01/2019	90,000	102,140
Series MTN
2.45%, 01/15/2020	300,000	307,044
6.85%, 04/30/2019	250,000	300,881
BNZ International Funding, Ltd.
2.35%, 03/04/2019 (E)	250,000	253,773
BPCE SA Series MTN
1.63%, 01/26/2018 (A)	300,000	300,240
Comerica, Inc.
3.00%, 09/16/2015	150,000	152,035
Commonwealth Bank of Australia
2.25%, 03/16/2017 (E)	530,000	543,529
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13%, 10/13/2015	105,000	106,219
3.38%, 01/19/2017	205,000	214,418
4.50%, 01/11/2021	300,000	337,106
5.80%, 09/30/2110 (E)	300,000	367,405
Deutsche Bank AG
1.35%, 05/30/2017	120,000	120,177
3.25%, 01/11/2016	280,000	286,176
6.00%, 09/01/2017	190,000	211,616
Discover Bank
4.20%, 08/08/2023	250,000	270,248
Fifth Third Bank
1.45%, 02/28/2018	270,000	269,695
HSBC Holdings PLC
4.88%, 01/14/2022	1,520,000	1,745,421
5.10%, 04/05/2021	911,000	1,051,162
ING Bank NV
3.75%, 03/07/2017 (E)	400,000	420,578
KeyBank NA
5.70%, 11/01/2017	245,000	270,843
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	282,944
National Australia Bank, Ltd.
2.00%, 06/20/2017 (E)	280,000	285,863
Nordea Bank AB
1.63%, 05/15/2018 (E)	500,000	500,511
4.88%, 05/13/2021 (E)	384,000	426,479

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
PNC Bank NA
6.88%, 04/01/2018	$ 600,000	$ 696,726
PNC Funding Corp.
5.13%, 02/08/2020	250,000	285,775
5.63%, 02/01/2017	130,000	140,457
6.70%, 06/10/2019	150,000	179,736
Royal Bank of Canada
1.20%, 09/19/2018	400,000	400,412
1.88%, 02/05/2020	500,000	500,180
Stadshypotek AB
1.88%, 10/02/2019 (A) (E)	530,000	534,519
U.S. Bancorp Series MTN
3.00%, 03/15/2022	233,000	243,384
4.13%, 05/24/2021	133,000	148,481
US Bank NA
2.13%, 10/28/2019	400,000	407,003
Wells Fargo & Co.
2.15%, 01/30/2020 (C)	1,300,000	1,307,897
3.68%, 06/15/2016 (D)	390,000	405,456
5.63%, 12/11/2017	150,000	167,637
Series MTN
4.65%, 11/04/2044	184,000	203,130

		16,314,828

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	118,000	144,729
8.20%, 01/15/2039	240,000	390,962
Diageo Capital PLC
4.83%, 07/15/2020	90,000	103,066
5.75%, 10/23/2017 (A)	230,000	257,255
Heineken NV
1.40%, 10/01/2017 (E)	400,000	401,980
PepsiCo, Inc.
7.90%, 11/01/2018	21,000	25,736
SABMiller Holdings, Inc.
3.75%, 01/15/2022 (E)	200,000	213,642

		1,537,370

Biotechnology - 0.2%
Amgen, Inc.
3.45%, 10/01/2020 (A)	400,000	424,674
4.50%, 03/15/2020	56,000	62,135
5.15%, 11/15/2041	575,000	681,313
5.75%, 03/15/2040	165,000	207,868
Celgene Corp.
1.90%, 08/15/2017	509,000	516,194

		1,892,184

Building Products - 0.0% (H)
ABB Finance USA, Inc.
1.63%, 05/08/2017	210,000	212,030

Capital Markets - 1.3%
Bank of New York Mellon Corp.
3.55%, 09/23/2021	509,000	547,129
5.45%, 05/15/2019	200,000	229,526
Series MTN
2.40%, 01/17/2017 (A)	200,000	205,708
4.60%, 01/15/2020	40,000	45,205
BlackRock, Inc.
3.38%, 06/01/2022	174,000	186,910
Charles Schwab Corp.
3.23%, 09/01/2022 (A)	100,000	104,134

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
3.50%, 01/23/2025	$ 178,000	$ 182,741
5.95%, 01/18/2018	320,000	358,372
6.15%, 04/01/2018	330,000	372,919
6.75%, 10/01/2037	200,000	262,627
Series MTN
5.38%, 03/15/2020	390,000	446,395
7.50%, 02/15/2019	2,475,000	2,982,375
Macquarie Group, Ltd.
6.00%, 01/14/2020 (E)	450,000	515,127
6.25%, 01/14/2021 (E)	725,000	846,807
Morgan Stanley
5.00%, 11/24/2025	373,000	410,275
Series MTN
5.55%, 04/27/2017	170,000	184,613
5.63%, 09/23/2019	1,000,000	1,144,382
7.30%, 05/13/2019	1,800,000	2,167,504
Nomura Holdings, Inc.
6.70%, 03/04/2020	257,000	309,883
State Street Corp.
3.70%, 11/20/2023	615,000	667,380
UBS AG
5.88%, 12/20/2017	110,000	123,238
Series MTN
4.88%, 08/04/2020	257,000	292,339

		12,585,589

Chemicals - 0.4%
Agrium, Inc.
5.25%, 01/15/2045 (A)	114,000	133,933
Dow Chemical Co.
4.25%, 11/15/2020	174,000	192,447
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	173,000	175,497
4.90%, 01/15/2041	125,000	144,263
Ecolab, Inc.
5.50%, 12/08/2041	420,000	526,663
Mosaic Co.
3.75%, 11/15/2021	209,000	223,783
4.88%, 11/15/2041	253,000	280,045
5.45%, 11/15/2033	472,000	566,240
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/2019	260,000	308,685
PPG Industries, Inc.
9.00%, 05/01/2021	310,000	414,895
Praxair, Inc.
2.65%, 02/05/2025	82,000	82,703
5.20%, 03/15/2017	150,000	163,378
Union Carbide Corp.
7.50%, 06/01/2025	400,000	530,667
7.75%, 10/01/2096	210,000	297,738

		4,040,937

Commercial Services & Supplies - 0.3%
ADT Corp.
3.50%, 07/15/2022 (A)	124,000	112,220
4.88%, 07/15/2042	147,000	119,438
Eaton Corp.
7.63%, 04/01/2024	500,000	667,605
ERAC USA Finance LLC
2.75%, 03/15/2017 (A) (E)	65,000	66,972
4.50%, 08/16/2021 (E)	175,000	194,177
5.63%, 03/15/2042 (E)	141,000	172,401
6.70%, 06/01/2034 (E)	331,000	440,518
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	200,000	202,934

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Pitney Bowes, Inc. Series MTN
5.60%, 03/15/2018	$ 100,000	$ 109,729
Waste Management, Inc.
4.75%, 06/30/2020	319,000	357,621

		2,443,615

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 03/04/2021 (A)	55,000	57,760
3.63%, 03/04/2024 (A)	200,000	218,868
4.45%, 01/15/2020	150,000	168,874
5.90%, 02/15/2039	100,000	133,076

		578,578

Construction & Engineering - 0.1%
ABB Finance USA, Inc.
2.88%, 05/08/2022 (A)	152,000	157,609
4.38%, 05/08/2042	128,000	149,918
Fluor Corp.
3.38%, 09/15/2021	547,000	576,296

		883,823

Construction Materials - 0.0% (H)
CRH America, Inc.
6.00%, 09/30/2016	221,000	237,423

Consumer Finance - 0.3%
American Express Co.
3.63%, 12/05/2024	63,000	65,766
7.00%, 03/19/2018	700,000	814,227
Capital One Financial Corp.
3.50%, 06/15/2023	220,000	228,581
4.75%, 07/15/2021	625,000	705,216
Caterpillar Financial Services Corp. Series MTN
5.85%, 09/01/2017	150,000	167,507
7.05%, 10/01/2018	150,000	178,576
7.15%, 02/15/2019 (A)	100,000	121,399
John Deere Capital Corp. Series MTN
2.75%, 03/15/2022	153,000	156,738
5.75%, 09/10/2018	100,000	115,119
PACCAR Financial Corp. Series MTN
1.60%, 03/15/2017 (A)	197,000	199,714

		2,752,843

Diversified Financial Services - 2.0%
Associates Corp. of North America
6.95%, 11/01/2018	1,934,000	2,273,976
Bank of America Corp.
5.70%, 01/24/2022	600,000	705,862
5.75%, 12/01/2017	220,000	244,146
Series MTN
5.00%, 05/13/2021	75,000	85,257
5.63%, 07/01/2020	2,340,000	2,715,240
5.88%, 02/07/2042	400,000	521,137
6.40%, 08/28/2017	1,325,000	1,479,002
6.88%, 04/25/2018	600,000	691,241
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (E)	500,000	592,598
Citigroup, Inc.
5.38%, 08/09/2020	87,000	100,480
6.88%, 03/05/2038	110,000	157,464
8.13%, 07/15/2039	100,000	155,328
8.50%, 05/22/2019	550,000	693,165

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
CME Group, Inc.
3.00%, 09/15/2022	$ 200,000	$ 209,161
Credit Suisse
1.75%, 01/29/2018	250,000	250,743
3.00%, 10/29/2021 (A)	250,000	256,658
Ford Motor Credit Co. LLC
1.50%, 01/17/2017	363,000	362,790
2.38%, 03/12/2019 (A)	600,000	606,892
3.98%, 06/15/2016	555,000	574,376
4.25%, 09/20/2022	332,000	362,238
General Electric Capital Corp. Series MTN
3.10%, 01/09/2023	800,000	828,517
4.65%, 10/17/2021	900,000	1,032,759
5.50%, 01/08/2020	1,780,000	2,087,249
6.00%, 08/07/2019	420,000	496,829
6.75%, 03/15/2032	485,000	683,874
Invesco Finance PLC
4.00%, 01/30/2024	160,000	174,175
Jefferies Group LLC
6.25%, 01/15/2036	260,000	259,350
6.45%, 06/08/2027	180,000	191,801
MassMutual Global Funding II
2.00%, 04/05/2017 (A) (E)	170,000	173,196
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	250,000	328,670

		19,294,174

Diversified Telecommunication Services - 1.2%
AT&T, Inc.
3.88%, 08/15/2021	1,300,000	1,392,384
5.35%, 09/01/2040	898,000	1,006,541
6.30%, 01/15/2038	500,000	628,319
BellSouth Telecommunications LLC
6.30%, 12/15/2015	33,848	34,810
British Telecommunications PLC
5.95%, 01/15/2018	200,000	224,653
9.63%, 12/15/2030	180,000	294,565
Centel Capital Corp.
9.00%, 10/15/2019	450,000	548,859
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	330,000	504,880
GTP Acquisition Partners I LLC
4.35%, 06/15/2041 (E)	758,000	772,565
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	400,000	401,445
Orange SA
9.00%, 03/01/2031	430,000	673,824
Telefonica Emisiones SAU
5.13%, 04/27/2020	663,000	750,834
5.46%, 02/16/2021	91,000	105,283
Verizon Communications, Inc.
2.63%, 02/21/2020 (E)	82,000	82,944
3.00%, 11/01/2021	1,028,000	1,042,969
3.45%, 03/15/2021	286,000	300,128
4.40%, 11/01/2034	337,000	356,657
4.50%, 09/15/2020	476,000	525,265
4.86%, 08/21/2046 (E)	214,000	234,831
5.05%, 03/15/2034	539,000	609,788
5.85%, 09/15/2035	175,000	216,616
6.40%, 09/15/2033	208,000	269,037
6.55%, 09/15/2043	300,000	405,252

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Pennsylvania LLC
8.35%, 12/15/2030 (A)	$ 240,000	$ 326,369

		11,708,818

Electric Utilities - 1.5%
AEP Texas Central Co.
6.65%, 02/15/2033	100,000	138,472
Alabama Power Co.
6.00%, 03/01/2039	248,000	349,542
6.13%, 05/15/2038	77,000	109,066
American Electric Power Co., Inc.
1.65%, 12/15/2017	83,000	83,626
Appalachian Power Co.
5.95%, 05/15/2033	50,000	65,740
6.38%, 04/01/2036	200,000	274,203
6.70%, 08/15/2037	200,000	285,134
Arizona Public Service Co.
2.20%, 01/15/2020	50,000	50,773
4.50%, 04/01/2042	121,000	143,144
5.05%, 09/01/2041	303,000	386,550
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180,000	209,826
8.88%, 11/15/2018	337,000	421,092
Comision Federal de Electricidad
4.88%, 05/26/2021 (E)	261,000	280,575
DTE Electric Co.
2.65%, 06/15/2022	68,000	69,327
3.95%, 06/15/2042	101,000	112,270
Duke Energy Carolinas LLC
4.30%, 06/15/2020	156,000	173,477
6.00%, 01/15/2038	133,000	187,370
6.45%, 10/15/2032	100,000	139,391
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	200,000	217,315
Duke Energy Progress, Inc.
3.00%, 09/15/2021	610,000	644,012
5.30%, 01/15/2019	80,000	91,000
Enel Finance International NV
5.13%, 10/07/2019 (E)	450,000	505,701
Florida Power & Light Co.
5.13%, 06/01/2041	112,000	146,226
5.95%, 10/01/2033 (A)	425,000	589,285
Great Plains Energy, Inc.
4.85%, 06/01/2021	26,000	29,292
Hydro-Quebec
8.40%, 01/15/2022	420,000	579,854
9.40%, 02/01/2021	100,000	139,014
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	482,858	582,113
Kansas City Power & Light Co.
5.30%, 10/01/2041	500,000	629,333
Massachusetts Electric Co.
5.90%, 11/15/2039 (E)	55,000	75,782
Nevada Power Co.
5.38%, 09/15/2040	52,000	68,448
5.45%, 05/15/2041	400,000	536,176
7.13%, 03/15/2019	100,000	121,192
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	78,000	78,161
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	50,000	56,530
NiSource Finance Corp.
5.80%, 02/01/2042	600,000	789,754
6.80%, 01/15/2019 (A)	200,000	238,114

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Northern States Power Co.
5.35%, 11/01/2039	$ 19,000	$ 25,795
6.25%, 06/01/2036	100,000	145,384
Pacific Gas & Electric Co.
2.45%, 08/15/2022 (A)	181,000	180,634
3.25%, 09/15/2021 (A)	159,000	168,102
4.50%, 12/15/2041	200,000	229,107
5.40%, 01/15/2040	42,000	53,923
6.05%, 03/01/2034	60,000	81,104
PacifiCorp
5.50%, 01/15/2019	125,000	143,619
5.65%, 07/15/2018	100,000	114,628
6.25%, 10/15/2037	360,000	514,460
Pennsylvania Electric Co.
6.05%, 09/01/2017	150,000	166,561
PPL Capital Funding, Inc.
4.20%, 06/15/2022	165,000	180,276
PPL Electric Utilities Corp.
2.50%, 09/01/2022	100,000	102,025
Progress Energy, Inc.
4.88%, 12/01/2019	200,000	225,615
6.00%, 12/01/2039	50,000	69,119
7.75%, 03/01/2031	150,000	225,099
Public Service Co. of Colorado
2.25%, 09/15/2022 (A)	137,000	136,290
3.20%, 11/15/2020	56,000	59,677
Public Service Co. of New Hampshire
3.50%, 11/01/2023 (A)	60,000	64,539
Public Service Co. of Oklahoma
5.15%, 12/01/2019	133,000	151,504
Public Service Electric & Gas Co. Series MTN
3.65%, 09/01/2042	138,000	147,333
5.38%, 11/01/2039	28,000	37,970
South Carolina Electric & Gas Co.
4.50%, 06/01/2064	58,000	67,513
Southern California Edison Co.
3.90%, 12/01/2041	100,000	110,327
5.50%, 03/15/2040	130,000	176,379
6.65%, 04/01/2029	300,000	410,891
Virginia Electric and Power Co.
2.95%, 01/15/2022	157,000	163,326
Wisconsin Electric Power Co.
2.95%, 09/15/2021	26,000	27,388
3.65%, 12/15/2042	144,000	153,799
Xcel Energy, Inc.
4.70%, 05/15/2020	50,000	56,541
4.80%, 09/15/2041	116,000	140,026

		14,125,834

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.38%, 11/01/2015	75,000	76,271
6.00%, 04/01/2020	385,000	441,358
6.88%, 06/01/2018	92,000	104,737

		622,366

Energy Equipment & Services - 0.6%
ANR Pipeline Co.
9.63%, 11/01/2021	200,000	273,488
Cameron International Corp.
4.00%, 12/15/2023	85,000	87,756

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Enterprise Products Operating LLC
3.75%, 02/15/2025	$ 74,000	$ 77,147
3.90%, 02/15/2024	112,000	118,230
4.95%, 10/15/2054	33,000	36,703
5.10%, 02/15/2045	32,000	36,518
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	200,000	195,504
Halliburton Co.
6.15%, 09/15/2019	70,000	82,872
7.60%, 08/15/2096 (E)	160,000	246,670
Nabors Industries, Inc.
4.63%, 09/15/2021 (A)	450,000	417,497
5.00%, 09/15/2020 (A)	205,000	195,231
Noble Holding International, Ltd.
3.95%, 03/15/2022 (A)	87,000	74,386
5.25%, 03/15/2042 (A)	253,000	197,110
ONEOK Partners, LP
6.65%, 10/01/2036	70,000	78,670
Plains All American Pipeline, LP / PAA Finance Corp.
2.60%, 12/15/2019	97,000	98,171
4.90%, 02/15/2045	222,000	241,934
Schlumberger Investment SA
3.30%, 09/14/2021 (E)	344,000	363,219
3.65%, 12/01/2023	164,000	178,584
Sunoco Logistics Partners Operations, LP
5.50%, 02/15/2020	250,000	277,976
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (E)	462,000	447,637
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	115,000	112,229
3.75%, 10/16/2023 (A)	135,000	141,542
6.50%, 08/15/2018	175,000	201,794
Transocean, Inc.
6.38%, 12/15/2021	161,000	133,127
6.50%, 11/15/2020 (A)	150,000	125,625
7.50%, 04/15/2031 (A)	200,000	161,686
Weatherford International, Ltd.
9.88%, 03/01/2039	655,000	711,245

		5,312,551

Food & Staples Retailing - 0.3%
CVS Health Corp.
2.75%, 12/01/2022	100,000	101,719
CVS Pass-Through Trust
5.93%, 01/10/2034 (E)	618,504	749,929
Kroger Co.
2.20%, 01/15/2017	123,000	125,455
5.40%, 07/15/2040	51,000	62,561
6.15%, 01/15/2020	300,000	352,312
7.50%, 04/01/2031	100,000	141,269
8.00%, 09/15/2029	175,000	253,860
Sysco Corp.
3.00%, 10/02/2021	19,000	19,761
Walgreen Co.
3.10%, 09/15/2022 (A)	516,000	528,337
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	63,000	65,389
4.50%, 11/18/2034	46,000	50,137

		2,450,729

Food Products - 0.2%
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	310,000	384,813

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Cargill, Inc.
3.30%, 03/01/2022 (E)	$ 250,000	$ 264,582
7.35%, 03/06/2019 (E)	250,000	304,432
ConAgra Foods, Inc.
2.10%, 03/15/2018	159,000	159,607
Kraft Foods Group, Inc.
3.50%, 06/06/2022	180,000	188,673
5.38%, 02/10/2020	138,000	155,788
6.88%, 01/26/2039	196,000	246,987
Mondelez International, Inc.
4.00%, 02/01/2024	500,000	542,635

		2,247,517

Gas Utilities - 0.2%
AGL Capital Corp.
3.50%, 09/15/2021	601,000	641,562
5.25%, 08/15/2019	100,000	113,800
5.88%, 03/15/2041	109,000	148,346
6.38%, 07/15/2016	300,000	322,670
Atmos Energy Corp.
8.50%, 03/15/2019	44,000	55,436
Boston Gas Co.
4.49%, 02/15/2042 (E)	330,000	386,127
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352,000	400,550

		2,068,491

Health Care Equipment & Supplies - 0.0% (H)
Becton Dickinson and Co.
2.68%, 12/15/2019	38,000	39,002
3.73%, 12/15/2024	49,000	52,198
Medtronic, Inc.
3.15%, 03/15/2022 (E)	100,000	104,855
4.38%, 03/15/2035 (E)	125,000	138,866

		334,921

Health Care Providers & Services - 0.2%
Aetna, Inc.
4.50%, 05/15/2042	153,000	175,510
6.75%, 12/15/2037	305,000	430,718
Anthem, Inc.
3.13%, 05/15/2022	492,000	507,715
3.30%, 01/15/2023	105,000	107,364
4.65%, 01/15/2043	38,000	42,681
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	170,000	172,887
Medco Health Solutions, Inc.
2.75%, 09/15/2015	140,000	141,602
7.13%, 03/15/2018	250,000	291,002
UnitedHealth Group, Inc.
3.38%, 11/15/2021	412,000	441,716

		2,311,195

Household Products - 0.0% (H)
Kimberly-Clark Corp.
2.40%, 03/01/2022	68,000	69,022

Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
4.00%, 10/01/2020	600,000	642,241
5.75%, 10/01/2041	86,000	102,806
PSEG Power LLC
4.15%, 09/15/2021	91,000	98,475
5.13%, 04/15/2020	151,000	171,227

		1,014,749

Industrial Conglomerates - 0.1%
Danaher Corp.
3.90%, 06/23/2021	261,000	288,659

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates (continued)
Koninklijke Philips NV
3.75%, 03/15/2022 (A)	$ 200,000	$ 213,244
7.20%, 06/01/2026	500,000	661,509

		1,163,412

Insurance - 0.7%
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A) (E)	800,000	1,153,723
Aon Corp.
3.13%, 05/27/2016	235,000	241,188
3.50%, 09/30/2015	46,000	46,818
6.25%, 09/30/2040	83,000	114,348
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	310,387
5.75%, 01/15/2040	100,000	137,529
CNA Financial Corp.
5.88%, 08/15/2020	282,000	327,452
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (E)	200,000	223,842
Lincoln National Corp.
4.20%, 03/15/2022 (A)	53,000	57,703
4.85%, 06/24/2021	58,000	65,375
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (E)	147,000	188,485
Metropolitan Life Global Funding I
3.88%, 04/11/2022 (E)	720,000	784,258
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (E)	200,000	332,933
Pacific Life Global Funding
5.00%, 05/15/2017 (E)	100,000	106,912
Pacific Life Insurance Co.
9.25%, 06/15/2039 (E)	300,000	500,188
Principal Life Global Funding II
1.00%, 12/11/2015 (E)	145,000	145,662
2.25%, 10/15/2018 (E)	200,000	204,837
Prudential Insurance Co. of America
8.30%, 07/01/2025 (E)	900,000	1,261,617
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450,000	632,047

		6,835,304

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
3.30%, 12/05/2021	263,000	274,839
4.80%, 12/05/2034	215,000	239,057

		513,896

Internet Software & Services - 0.1%
eBay, Inc.
2.60%, 07/15/2022 (A)	117,000	112,647
3.25%, 10/15/2020	420,000	436,136
4.00%, 07/15/2042	133,000	119,755

		668,538

IT Services - 0.3%
HP Enterprise Services LLC
7.45%, 10/15/2029	500,000	653,519
International Business Machines Corp.
1.25%, 02/06/2017	315,000	318,317
1.63%, 05/15/2020 (A)	277,000	275,378
4.00%, 06/20/2042 (A)	169,000	177,658
7.00%, 10/30/2025	508,000	694,494
Xerox Corp.
4.50%, 05/15/2021 (A)	80,000	87,220
5.63%, 12/15/2019 (A)	300,000	343,320

		2,549,906

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	$ 176,000	$ 176,076
4.15%, 02/01/2024 (A)	435,000	477,061

		653,137

Machinery - 0.2%
Caterpillar, Inc.
1.50%, 06/26/2017	115,000	116,630
2.60%, 06/26/2022	123,000	124,894
7.90%, 12/15/2018	250,000	306,797
Deere & Co.
2.60%, 06/08/2022	119,000	120,781
3.90%, 06/09/2042	107,000	115,567
Illinois Tool Works, Inc.
3.90%, 09/01/2042	624,000	651,162

		1,435,831

Media - 1.0%
21st Century Fox America, Inc.
6.20%, 12/15/2034	250,000	334,576
7.25%, 05/18/2018	155,000	182,738
7.30%, 04/30/2028	130,000	173,281
7.70%, 10/30/2025	300,000	406,497
8.88%, 04/26/2023	200,000	278,356
CBS Corp.
5.50%, 05/15/2033	150,000	176,593
5.75%, 04/15/2020	63,000	73,751
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	591,382
Comcast Corp.
6.50%, 11/15/2035	100,000	141,516
7.05%, 03/15/2033	1,300,000	1,891,742
Cox Communications, Inc.
4.80%, 02/01/2035 (E)	200,000	219,898
Cox Enterprises, Inc.
7.38%, 07/15/2027 (E)	200,000	266,381
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	400,000	438,964
6.00%, 08/15/2040	200,000	236,567
6.38%, 03/01/2041	240,000	299,604
Discovery Communications LLC
4.38%, 06/15/2021	344,000	373,983
Historic TW, Inc.
9.15%, 02/01/2023	200,000	281,265
NBCUniversal Media LLC
5.95%, 04/01/2041	210,000	287,631
TCI Communications, Inc.
7.13%, 02/15/2028	100,000	141,955
Thomson Reuters Corp.
3.95%, 09/30/2021	400,000	429,974
4.70%, 10/15/2019	75,000	82,858
Time Warner Cable, Inc.
6.75%, 07/01/2018	40,000	46,268
7.30%, 07/01/2038	90,000	126,143
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	386,260
Time Warner, Inc.
4.75%, 03/29/2021	140,000	157,251
6.25%, 03/29/2041	37,000	48,927
6.50%, 11/15/2036	50,000	66,862
7.63%, 04/15/2031	300,000	434,349
7.70%, 05/01/2032	100,000	147,115

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Viacom, Inc.
3.88%, 12/15/2021	$ 606,000	$ 643,823

		9,366,510

Metals & Mining - 0.3%
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018 (A)	82,000	83,399
3.25%, 11/21/2021	670,000	709,117
4.13%, 02/24/2042	300,000	311,954
6.50%, 04/01/2019	270,000	321,555
Freeport-McMoRan, Inc.
4.55%, 11/14/2024 (A)	250,000	228,488
Nucor Corp.
4.00%, 08/01/2023	63,000	67,621
Placer Dome, Inc.
6.45%, 10/15/2035	399,000	453,189
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	80,000	84,666
3.75%, 09/20/2021	300,000	314,688

		2,574,677

Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023	780,000	843,649
6.13%, 04/01/2036	310,000	419,311
CenterPoint Energy, Inc.
6.50%, 05/01/2018	180,000	206,942
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	154,000	207,309
Consumers Energy Co.
2.85%, 05/15/2022	121,000	125,069
6.70%, 09/15/2019	100,000	121,232
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	329,402
Dominion Resources, Inc.
4.90%, 08/01/2041	103,000	122,094
5.25%, 08/01/2033	500,000	607,987
6.40%, 06/15/2018	170,000	196,694
DTE Energy Co.
3.85%, 12/01/2023	152,000	165,521
San Diego Gas & Electric Co.
6.00%, 06/01/2026	320,000	417,345
Sempra Energy
6.00%, 10/15/2039	150,000	200,932
9.80%, 02/15/2019	400,000	520,573

		4,484,060

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
5.13%, 01/15/2042	100,000	117,068
6.90%, 04/01/2029	200,000	266,883
7.45%, 07/15/2017	240,000	273,311
Nordstrom, Inc.
4.00%, 10/15/2021	301,000	331,324

		988,586

Oil, Gas & Consumable Fuels - 1.6%
Anadarko Holding Co.
7.15%, 05/15/2028	552,000	685,701
Anadarko Petroleum Corp.
8.70%, 03/15/2019	150,000	184,936
Apache Corp.
3.25%, 04/15/2022	111,000	111,071
4.75%, 04/15/2043	268,000	269,815
6.90%, 09/15/2018	180,000	208,853

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
BG Energy Capital PLC
5.13%, 10/15/2041 (E)	$ 200,000	$ 231,082
BP Capital Markets PLC
1.85%, 05/05/2017	429,000	434,227
3.25%, 05/06/2022	462,000	474,651
4.74%, 03/11/2021	100,000	112,305
Burlington Resources Finance Co.
7.40%, 12/01/2031	290,000	426,478
Canadian Natural Resources, Ltd.
6.45%, 06/30/2033	150,000	175,852
Cenovus Energy, Inc.
3.00%, 08/15/2022	91,000	84,741
4.45%, 09/15/2042	223,000	194,043
Chevron Corp.
2.36%, 12/05/2022	80,000	80,141
3.19%, 06/24/2023	47,000	50,184
CNOOC Finance, Ltd.
1.13%, 05/09/2016	200,000	199,562
3.00%, 05/09/2023	254,000	248,559
ConocoPhillips
6.00%, 01/15/2020	105,000	124,355
6.65%, 07/15/2018	350,000	407,346
Devon Energy Corp.
3.25%, 05/15/2022	150,000	151,889
4.75%, 05/15/2042 (A)	224,000	244,613
Encana Corp.
6.50%, 05/15/2019	150,000	164,732
Eni SpA
5.70%, 10/01/2040 (E)	900,000	1,095,548
EOG Resources, Inc.
2.63%, 03/15/2023 (A)	236,000	234,893
4.10%, 02/01/2021	300,000	327,754
Kerr-McGee Corp.
7.88%, 09/15/2031	300,000	423,904
Marathon Oil Corp.
2.80%, 11/01/2022	170,000	161,935
Noble Energy, Inc.
4.15%, 12/15/2021	120,000	125,604
Occidental Petroleum Corp.
2.70%, 02/15/2023	400,000	396,299
Petro-Canada
5.35%, 07/15/2033	100,000	111,840
6.05%, 05/15/2018	312,000	351,943
7.88%, 06/15/2026 (A)	100,000	133,475
Petrobras Global Finance BV
4.38%, 05/20/2023 (A)	280,000	230,552
6.25%, 03/17/2024 (A)	412,000	372,172
Petrobras International Finance Co. SA
5.38%, 01/27/2021	400,000	359,376
Petroleos Mexicanos
4.50%, 01/23/2026 (E)	122,000	121,817
4.88%, 01/18/2024 (A)	81,000	84,232
5.63%, 01/23/2046 (E)	77,000	78,717
6.38%, 01/23/2045	228,000	253,969
Phillips 66
2.95%, 05/01/2017	161,000	166,450
4.30%, 04/01/2022	130,000	142,128
Shell International Finance BV
4.30%, 09/22/2019	300,000	335,440
4.38%, 03/25/2020	410,000	462,233
6.38%, 12/15/2038	100,000	144,681
Spectra Energy Capital LLC
7.50%, 09/15/2038	125,000	155,306

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Statoil ASA
3.15%, 01/23/2022	$ 313,000	$ 329,014
4.25%, 11/23/2041	236,000	263,069
Suncor Energy, Inc.
5.95%, 12/01/2034	400,000	476,364
6.10%, 06/01/2018	250,000	282,395
Talisman Energy, Inc.
7.75%, 06/01/2019	385,000	445,739
Tosco Corp.
7.80%, 01/01/2027	160,000	226,244
8.13%, 02/15/2030	230,000	340,418
Total Capital International SA
2.88%, 02/17/2022 (A)	688,000	710,412
Total Capital SA
4.13%, 01/28/2021	82,000	90,700

		14,699,759

Pharmaceuticals - 0.1%
Actavis, Inc.
3.25%, 10/01/2022	162,000	160,914
Bayer US Finance LLC
3.38%, 10/08/2024 (E)	200,000	212,837
Novartis Capital Corp.
2.40%, 09/21/2022	160,000	162,918
3.40%, 05/06/2024 (A)	395,000	427,615
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	400,000	423,057

		1,387,341

Real Estate Investment Trusts - 0.3%
Duke Realty, LP
3.88%, 02/15/2021	168,000	178,710
Equity Commonwealth
5.88%, 09/15/2020	400,000	449,744
6.65%, 01/15/2018	215,000	237,513
ERP Operating, LP
4.63%, 12/15/2021	479,000	535,602
HCP, Inc.
2.63%, 02/01/2020	232,000	234,316
3.40%, 02/01/2025	114,000	115,138
4.20%, 03/01/2024	54,000	57,868
5.38%, 02/01/2021	105,000	120,112
Simon Property Group, LP
4.38%, 03/01/2021	210,000	235,317
5.65%, 02/01/2020	247,000	288,312
Ventas Realty, LP
3.50%, 02/01/2025	54,000	55,144

		2,507,776

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	251,000	268,131
3.60%, 09/01/2020	125,000	134,192
5.75%, 05/01/2040	300,000	394,660
7.29%, 06/01/2036	90,000	133,800
Canadian National Railway Co.
5.85%, 11/15/2017	180,000	202,290
CSX Corp.
4.25%, 06/01/2021	65,000	72,455
7.38%, 02/01/2019	350,000	424,960
Norfolk Southern Corp.
3.25%, 12/01/2021	166,000	175,037
6.00%, 03/15/2105	160,000	226,655

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Ryder System, Inc. Series MTN
2.50%, 03/01/2017	$ 440,000	$ 449,997
3.60%, 03/01/2016	132,000	135,731
Union Pacific Corp.
2.95%, 01/15/2023	43,000	44,932
4.16%, 07/15/2022	306,000	346,449
4.30%, 06/15/2042	148,000	170,462

		3,179,751

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	250,000	269,045
4.80%, 10/01/2041	150,000	174,841
National Semiconductor Corp.
6.60%, 06/15/2017	200,000	225,745

		669,631

Software - 0.2%
Intuit, Inc.
5.75%, 03/15/2017	70,000	76,204
Microsoft Corp.
3.63%, 12/15/2023 (A)	311,000	345,100
4.50%, 10/01/2040	70,000	82,437
Oracle Corp.
2.38%, 01/15/2019	182,000	188,283
5.00%, 07/08/2019	100,000	114,148
5.38%, 07/15/2040	123,000	155,694
6.13%, 07/08/2039	731,000	1,005,599
6.50%, 04/15/2038	200,000	283,310

		2,250,775

Specialty Retail - 0.0% (H)
Lowe’s Cos., Inc.
5.50%, 10/15/2035	140,000	180,844
Series MTN
7.11%, 05/15/2037	120,000	174,795

		355,639

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
0.50%, 05/03/2018 (B)	297,000	297,000
2.40%, 05/03/2023	494,000	499,559
2.85%, 05/06/2021	302,000	317,260

		1,113,819

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.38%, 02/01/2022 (C) (E)	233,000	235,791
4.88%, 07/11/2022 (E)	500,000	555,388

		791,179

Water Utilities - 0.0% (H)
American Water Capital Corp.
3.85%, 03/01/2024	300,000	326,944

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
2.38%, 09/08/2016	421,000	429,012
3.13%, 07/16/2022	236,000	238,242
Crown Castle Towers LLC
3.21%, 08/15/2035 (E)	290,000	293,074
Rogers Communications, Inc.
4.10%, 10/01/2023	213,000	231,089
5.45%, 10/01/2043	95,000	117,136

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Vodafone Group PLC
1.63%, 03/20/2017	$ 470,000	$ 473,192
5.45%, 06/10/2019	75,000	85,907

		1,867,652

Total Corporate Debt Securities (Cost $155,849,077)		170,963,514

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (I)	25,646,322	25,646,322

Total Securities Lending Collateral (Cost $25,646,322)		25,646,322

	Principal	Value
REPURCHASE AGREEMENT - 8.6%
State Street Bank & Trust Co. 0.01% (I), dated 01/30/2015, to be repurchased at $81,590,450 on 02/02/2015. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.50%, due 11/01/2027, and with a total value of $83,223,902.	$ 81,590,382	81,590,382

Total Repurchase Agreement (Cost $81,590,382)		81,590,382

Total Investments (Cost $925,881,439) (J)		974,242,658
Net Other Assets (Liabilities) - (3.0)%		(28,725,085)

Net Assets - 100.0%		$ 945,517,573

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$199,417,964	$—	$199,417,964
U.S. Government Agency Obligations	—	324,080,572	—	324,080,572
Foreign Government Obligations	—	14,274,112	—	14,274,112
Mortgage-Backed Securities	—	99,850,769	—	99,850,769
Asset-Backed Securities	—	52,862,871	—	52,862,871
Municipal Government Obligations	—	5,556,152	—	5,556,152
Corporate Debt Securities	—	170,963,514	—	170,963,514
Securities Lending Collateral	25,646,322	—	—	25,646,322
Repurchase Agreement	—	81,590,382	—	81,590,382

Total Investments	$25,646,322	$948,596,336	$—	$974,242,658

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $25,121,964. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate security. Rate is disclosed as of January 31, 2015.
(C)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(D)	Step bond. Coupon rate changes in increments to maturity; the rate is as of January 31, 2015. Maturity date disclosed is the ultimate maturity date.
(E)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $115,119,144, representing 12.18% of the Fund’s net assets.
(F)	Total aggregate value of illiquid securities is $5,658,486, representing 0.60% of the Fund’s net assets.
(G)	Fair valued as determined in good faith in accordance with procedures established by the board of trustees. Total aggregate fair value of securities is $5,038,740, representing 0.53% of the Fund’s net assets.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rate disclosed reflects the yield at January 31, 2015.
(J)	Aggregate cost for federal income tax purposes is $925,881,439. Aggregate gross unrealized appreciation and depreciation for all securities is $52,597,360 and $4,236,141, respectively. Net unrealized appreciation for tax purposes is $48,361,219.
(K)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

IO	Interest only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
PO	Principal only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
PREFERRED STOCKS - 2.0%
Brazil - 1.5%
Lojas Americanas SA
0.74% (A)	1,297,392	$ 7,518,661
Telefonica Brasil SA
5.79% (A)	600	11,092

		7,529,753

Colombia - 0.5%
Banco Davivienda SA
2.33% (A)	170,231	1,787,425
Bancolombia SA
2.77% (A)	39,077	462,518

		2,249,943

Total Preferred Stocks (Cost $11,236,716)		9,779,696

COMMON STOCKS - 91.4%
Argentina - 0.9%
MercadoLibre, Inc. (B)	37,576	4,657,169

Brazil - 7.7%
AMBEV SA, ADR (B)	670,090	4,409,192
B2W Cia Digital (C)	262,156	2,227,581
Banco Bradesco SA, ADR (C)	204,469	2,551,773
BM&FBovespa SA	1,426,246	4,836,985
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Class A	455,700	1,835,877
Diagnosticos da America SA	461,400	1,968,892
Embraer SA, ADR	172,090	6,067,893
Estacio Participacoes SA	350,300	2,178,890
Kroton Educacional SA	508,132	2,329,274
Natura Cosmeticos SA	251,900	2,943,097
Sul America SA	364,566	1,554,663
Telefonica Brasil SA, ADR (B)	291,400	5,373,416

		38,277,533

Chile - 0.6%
Cencosud SA	1,167,291	2,857,706

China - 16.7%
58.com, Inc., ADR (B) (C)	14,000	538,580
Alibaba Group Holding, Ltd., ADR (B) (C)	42,100	3,750,268
Baidu, Inc., ADR (C)	107,810	23,493,955
China Life Insurance Co., Ltd., Class H	1,017,000	3,947,408
China Oilfield Services, Ltd., Class H	1,440,000	2,376,048
China Pacific Insurance Group Co., Ltd., Class H	563,600	2,708,526
Homeinns Hotel Group, ADR (C)	88,570	2,206,279
JD.com, Inc., ADR (C)	169,646	4,214,007
New Oriental Education & Technology Group, Inc., ADR (C)	238,580	4,363,628
Qunar Cayman Islands, Ltd., ADR (B) (C)	71,500	2,097,810
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (B)	1,569,000	1,230,541
Sinopharm Group Co., Ltd., Class H (B) (D)	1,239,800	4,530,105
SOHO China, Ltd.	4,143,500	2,893,652
Tencent Holdings, Ltd.	741,725	12,500,867
Tingyi Cayman Islands Holding Corp.	2,785,000	6,866,958
Tsingtao Brewery Co., Ltd., Class H	300,000	2,003,863
Want Want China Holdings, Ltd. (B)	2,422,000	2,894,156

		82,616,651

	Shares	Value
COMMON STOCKS (continued)
Cocos (Keeling) Islands - 0.2%
Eurasia Drilling Co., Ltd., GDR (E)	39,024	$ 741,456

Colombia - 2.6%
Almacenes Exito SA	203,625	2,086,322
Almacenes Exito SA, GDR (F)	148,364	1,519,867
Bancolombia SA, ADR (B)	53,010	2,452,773
Grupo Aval Acciones y Valores, ADR	402,290	4,155,656
Grupo de Inversiones Suramericana SA	194,237	2,818,028

		13,032,646

Denmark - 0.2%
Carlsberg A/S, Class B	11,134	817,576

Egypt - 0.6%
Commercial International Bank Egypt SAE	423,914	3,070,596

France - 2.9%
Hermes International	2,118	718,784
LVMH Moet Hennessy Louis Vuitton SA	53,220	8,559,070
Pernod Ricard SA	43,900	5,263,954

		14,541,808

Hong Kong - 5.9%
AIA Group, Ltd.	1,028,000	5,960,883
Hang Lung Group, Ltd.	518,750	2,473,776
Hang Lung Properties, Ltd.	2,666,549	7,806,188
Hong Kong Exchanges and Clearing, Ltd.	183,750	4,229,033
Jardine Strategic Holdings, Ltd.	154,312	5,383,911
Melco Crown Entertainment, Ltd., ADR (B)	129,260	3,102,240

		28,956,031

India - 15.6%
Apollo Hospitals Enterprise, Ltd.	181,245	3,825,975
Cipla, Ltd.	292,153	3,281,562
Divi’s Laboratories, Ltd.	13,180	371,979
Dr. Reddy’s Laboratories, Ltd.	87,412	4,516,620
Glenmark Pharmaceuticals, Ltd.	73,671	852,124
Housing Development Finance Corp.	890,927	18,297,901
ICICI Bank, Ltd., ADR	941,070	11,302,251
Infosys, Ltd.	464,744	15,973,746
Larsen & Toubro, Ltd.	52,568	1,442,543
Lupin, Ltd.	32,786	836,123
Sun Pharmaceuticals Industries, Ltd.	164,389	2,437,405
Tata Consultancy Services, Ltd.	144,716	5,804,061
Ultratech Cement, Ltd.	51,171	2,593,221
Zee Entertainment Enterprises, Ltd.	966,814	5,878,697

		77,414,208

Indonesia - 2.9%
Astra International Tbk PT	13,678,000	8,422,311
Indocement Tunggal Prakarsa Tbk PT	1,354,500	2,441,475
Semen Indonesia Persero Tbk PT	2,107,000	2,409,503
Unilever Indonesia Tbk PT	425,500	1,197,783

		14,471,072

Italy - 2.1%
Prada SpA (B)	1,807,500	10,600,698

Korea, Republic of - 1.0%
NAVER Corp.	7,871	5,101,694

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Luxembourg - 0.9%
Tenaris SA, ADR (B)	154,950	$ 4,375,788

Malaysia - 1.1%
Genting Bhd	2,165,800	5,264,074

Mexico - 7.1%
Alfa SAB de CV, Class A	278,077	507,568
America Movil SAB de CV, Series L, ADR	456,150	9,757,048
Fomento Economico Mexicano SAB de CV	523,012	4,378,583
Grupo Aeroportuario del Sureste SAB de CV, Class B (B)	94,866	1,244,248
Grupo Financiero Banorte SAB de CV, Class O	1,323,527	6,739,706
Grupo Financiero Inbursa SAB de CV, Class O	1,550,061	4,007,129
Grupo Televisa SAB, ADR	207,650	6,771,467
Wal-Mart de Mexico SAB de CV, Series V (B)	800,512	1,543,934

		34,949,683

Netherlands - 1.2%
Yandex NV, Class A (B) (C)	404,910	6,029,110

Philippines - 2.7%
Jollibee Foods Corp.	678,430	3,561,778
SM Investments Corp.	280,992	5,907,811
SM Prime Holdings, Inc.	9,655,163	4,058,267

		13,527,856

Russian Federation - 4.7%
Alrosa AO (C) (G)	2,610,702	2,978,634
Magnit OJSC (C) (G)	72,718	11,128,020
NOVATEK OAO, GDR (E)	128,800	8,953,086

		23,059,740

South Africa - 1.6%
MTN Group, Ltd.	190,333	3,286,803
Naspers, Ltd., Class N	33,313	4,805,795

		8,092,598

Switzerland - 2.7%
CIE Financiere Richemont SA	75,009	6,231,605
Glencore PLC (C)	1,846,080	6,883,259

		13,114,864

Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,292,459	10,081,383

Thailand - 1.2%
Airports of Thailand PCL	131,100	1,297,782
CP ALL PCL	3,574,200	4,531,906

		5,829,688

Turkey - 2.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS, Class B (C)	296,311	2,599,805
BIM Birlesik Magazalar AS	114,170	2,303,970
Haci Omer Sabanci Holding AS	1,162,974	4,898,816
Turkiye Garanti Bankasi AS	805,831	3,388,348
Ulker Biskuvi Sanayi AS	140,812	1,113,938

		14,304,877

United Kingdom - 3.4%
Genel Energy PLC (B) (C)	194,290	1,815,766
HSBC Holdings PLC (B)	51,702	477,325

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Old Mutual PLC	1,552,324	$ 4,865,655
SABMiller PLC	102,650	5,590,957
Tullow Oil PLC	749,533	4,123,455

		16,873,158

Total Common Stocks (Cost $500,731,382)		452,659,663

WARRANT - 0.1%
Malaysia - 0.1%
Genting Bhd (C)
Expiration: 12/18/2018
Exercise Price: $7.96	572,950	416,921

Total Warrant (Cost $269,962)		416,921

SECURITIES LENDING COLLATERAL - 7.1%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (A)	35,326,555	35,326,555

Total Securities Lending Collateral (Cost $35,326,555)		35,326,555

	Principal	Value
REPURCHASE AGREEMENT - 19.1%
State Street Bank & Trust Co. 0.01% (A), dated 01/30/2015, to be repurchased at $94,483,875 on 02/02/2015. Collateralized by U.S. Government Agency Obligations, 2.50% - 5.50%, due 12/15/2017 - 11/01/2027, and with a total value of $96,373,604.	$ 94,483,797	94,483,797

Total Repurchase Agreement (Cost $94,483,797)		94,483,797

Total Investments (Cost $642,048,412) (H)		592,666,632
Net Other Assets (Liabilities) - (19.7)%		(97,642,677)

Net Assets - 100.0%		$ 495,023,955

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Internet Software & Services	9.5%	$56,071,643
Banks	6.1	36,239,844
Textiles, Apparel & Luxury Goods	4.4	26,110,157
Food & Staples Retailing	4.4	25,971,725
Beverages	4.2	25,063,930
IT Services	3.7	21,777,807
Insurance	3.2	19,037,135
Thrifts & Mortgage Finance	3.1	18,297,901
Media	3.0	17,455,959
Real Estate Management & Development	2.9	17,231,883
Diversified Financial Services	2.8	16,782,862
Oil, Gas & Consumable Fuels	2.5	14,892,307
Hotels, Restaurants & Leisure	2.5	14,551,292
Wireless Telecommunication Services	2.2	13,043,851
Pharmaceuticals	2.0	11,923,834
Industrial Conglomerates	2.0	11,799,290
Food Products	1.8	10,875,052
Health Care Providers & Services	1.7	10,324,972
Semiconductors & Semiconductor Equipment	1.7	10,081,383
Metals & Mining	1.7	9,861,893
Diversified Consumer Services	1.5	8,871,792
Internet & Catalog Retail	1.4	8,539,398
Automobiles	1.4	8,422,311
Multiline Retail	1.3	7,518,661
Energy Equipment & Services	1.3	7,493,292
Construction Materials	1.3	7,444,199
Aerospace & Defense	1.0	6,067,893
Diversified Telecommunication Services	0.9	5,384,508
Capital Markets	0.7	4,155,656
Personal Products	0.5	2,943,097
Transportation Infrastructure	0.4	2,542,030
Household Durables	0.3	1,835,877
Construction & Engineering	0.2	1,442,543
Health Care Equipment & Supplies	0.2	1,230,541
Household Products	0.2	1,197,783
Life Sciences Tools & Services	0.1	371,979

Investments, at Value	78.1	462,856,280
Short-Term Investments	21.9	129,810,352

Total Investments	100.0%	$592,666,632

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Preferred Stocks	$9,768,604	$11,092	$—	$9,779,696
Common Stocks	157,693,990	294,965,673	—	452,659,663
Warrant	—	416,921	—	416,921
Securities Lending Collateral	35,326,555	—	—	35,326,555
Repurchase Agreement	—	94,483,797	—	94,483,797

Total Investments	$202,789,149	$389,877,483	$—	$592,666,632

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at January 31, 2015.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $33,900,550. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Total aggregate value of illiquid securities is $4,530,105, representing 0.92% of the Fund’s net assets.
(E)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(F)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $1,519,867, representing 0.31% of the Fund’s net assets.
(G)	Fair valued as determined in good faith in accordance with procedures established by the board of trustees. Total aggregate fair value of securities is $14,106,654, representing 2.85% of the Fund’s net assets.
(H)	Aggregate cost for federal income tax purposes is $642,048,412. Aggregate gross unrealized appreciation and depreciation for all securities is $23,445,942 and $72,827,722, respectively. Net unrealized depreciation for tax purposes is $49,381,780.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 94.3%
Aerospace & Defense - 9.0%
General Dynamics Corp.	225,110	$ 29,986,903
Honeywell International, Inc.	580,939	56,792,597
Raytheon Co.	449,185	44,940,959

		131,720,459

Airlines - 2.5%
Southwest Airlines Co.	818,117	36,962,526

Banks - 6.2%
PNC Financial Services Group, Inc.	210,876	17,827,457
Wells Fargo & Co.	1,398,069	72,587,743

		90,415,200

Capital Markets - 5.3%
Ameriprise Financial, Inc.	129,753	16,211,340
State Street Corp.	863,400	61,741,734

		77,953,074

Construction Materials - 2.0%
CRH PLC, ADR	1,220,381	29,459,997

Consumer Finance - 3.2%
American Express Co.	590,734	47,666,326

Diversified Financial Services - 7.4%
Bank of America Corp.	3,705,568	56,139,355
JPMorgan Chase & Co.	954,664	51,914,629

		108,053,984

Diversified Telecommunication Services - 5.7%
AT&T, Inc. (A)	1,199,055	39,472,891
Verizon Communications, Inc.	952,616	43,544,077

		83,016,968

Electric Utilities - 1.9%
Entergy Corp., Class B	318,800	27,898,188

Food & Staples Retailing - 3.4%
Wal-Mart Stores, Inc.	584,204	49,645,656

Health Care Equipment & Supplies - 4.3%
Medtronic PLC	882,362	63,000,647

Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	437,179	36,368,921

Household Durables - 1.6%
Lennar Corp., Class A (A)	521,396	23,415,894

Industrial Conglomerates - 0.9%
General Electric Co.	566,932	13,544,005

Insurance - 1.7%
Loews Corp.	635,281	24,305,851

Machinery - 4.6%
Illinois Tool Works, Inc., Class A	455,188	42,373,451
Stanley Black & Decker, Inc.	272,490	25,518,688

		67,892,139

Metals & Mining - 0.8%
Rio Tinto PLC, ADR (A)	253,081	11,168,465

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 3.4%
Target Corp.	683,098	$ 50,282,844

Oil, Gas & Consumable Fuels - 10.1%
BP PLC, ADR (A)	1,061,854	41,231,791
California Resources Corp. (A) (B)	163,080	834,970
ConocoPhillips	681,999	42,952,297
Occidental Petroleum Corp.	437,600	35,008,000
Phillips 66	397,961	27,984,617

		148,011,675

Pharmaceuticals - 10.8%
Johnson & Johnson	562,442	56,322,942
Merck & Co., Inc.	865,657	52,181,804
Pfizer, Inc.	1,621,068	50,658,375

		159,163,121

Road & Rail - 0.9%
Norfolk Southern Corp.	134,222	13,686,617

Specialty Retail - 1.5%
Gap, Inc., Class A	538,074	22,163,268

Tobacco - 4.6%
Altria Group, Inc.	597,264	31,714,718
Philip Morris International, Inc.	440,844	35,373,323

		67,088,041

Total Common Stocks (Cost $1,196,594,695)		1,382,883,866

SECURITIES LENDING COLLATERAL - 4.2%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (C)	61,360,038	61,360,038

Total Securities Lending Collateral (Cost $61,360,038)		61,360,038

	Principal	Value
REPURCHASE AGREEMENT - 5.6%
State Street Bank & Trust Co. 0.01% (C), dated 01/30/2015, to be repurchased at $82,416,958 on 02/02/2015. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.00%, due 01/01/2033 - 11/01/2033, and with a total value of $84,066,448.	$ 82,416,890	82,416,890

Total Repurchase Agreement (Cost $82,416,890)		82,416,890

Total Investments (Cost $1,340,371,623) (D)		1,526,660,794
Net Other Assets (Liabilities) - (4.1)%		(60,585,368)

Net Assets - 100.0%		$ 1,466,075,426

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Common Stocks	$1,382,883,866	$—	$—	$1,382,883,866
Securities Lending Collateral	61,360,038	—	—	61,360,038
Repurchase Agreement	—	82,416,890	—	82,416,890

Total Investments	$1,444,243,904	$82,416,890	$—	$1,526,660,794

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $59,910,507. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at January 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $1,340,371,623. Aggregate gross unrealized appreciation and depreciation for all securities is $210,524,965 and $24,235,794, respectively. Net unrealized appreciation for tax purposes is $186,289,171.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 51.8%
Argentina - 1.6%
Argentina Boden Bonds
7.00%, 10/03/2015	$ 3,720,000	$ 3,653,970
Argentine Republic Government International Bond
2.26%, 12/31/2038 (A) (B)	EUR 3,680,000	1,996,863
Provincia de Buenos Aires
9.38%, 09/14/2018 (A) (C)	$ 3,800,000	3,526,400

		9,177,233

Bahrain - 0.7%
Bahrain Government International Bond
6.00%, 09/19/2044 (D)	4,100,000	3,977,000

Belarus - 1.0%
Republic of Belarus
8.75%, 08/03/2015 (C)	6,630,000	6,126,650

Brazil - 1.0%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/2025	BRL 19,320,000	5,933,600

Canada - 0.3%
Export Development Canada Series MTN
6.30%, 09/29/2015 (C) (E)	INR 120,000,000	1,943,211

Cayman Islands - 0.4%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/2028 (D)	$ 2,500,000	2,462,500

Colombia - 2.9%
Colombia Government International Bond
4.38%, 03/21/2023 (A)	COP 11,598,000,000	4,364,461
5.00%, 06/15/2045	$ 5,850,000	6,186,375
5.63%, 02/26/2044 (A)	3,220,000	3,719,100
Empresa de Telecomunicaciones de Bogota
7.00%, 01/17/2023 (D)	COP 7,104,000,000	2,802,295

		17,072,231

Costa Rica - 0.7%
Costa Rica Government International Bond
10.00%, 08/01/2020 (A) (D)	$ 3,485,000	4,417,238

Cote d’Ivoire - 0.9%
Ivory Coast Government International Bond
5.75%, 12/31/2032
(Cash Rate: 5.75%) (C) (F) (G)	5,386,000	5,063,917

Croatia - 3.0%
Croatia Government International Bond
3.88%, 05/30/2022 (C)	EUR 3,559,000	4,172,481
6.00%, 01/26/2024 (D)	$ 4,480,000	4,913,440
6.75%, 11/05/2019 (D)	7,830,000	8,637,430

		17,723,351

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 0.7%
Dominican Republic International Bond
6.85%, 01/27/2045 (D)	$ 4,225,000	$ 4,267,250

Ecuador - 0.9%
Ecuador Government International Bond
7.95%, 06/20/2024 (D)	3,880,000	3,433,800
9.38%, 12/15/2015 (C)	2,210,000	2,180,165

		5,613,965

Ghana - 0.8%
Republic of Ghana
8.13%, 01/18/2026 (A) (D)	5,550,000	4,800,750

Guatemala - 0.9%
Guatemala Government Bond
4.88%, 02/13/2028 (D)	4,900,000	5,120,500

Hungary - 1.7%
Hungary Government Bond
4.00%, 04/25/2018	HUF 1,462,000,000	5,633,038
Hungary Government International Bond
4.00%, 03/25/2019	$ 3,130,000	3,286,500
5.38%, 03/25/2024	760,000	866,020

		9,785,558

Indonesia - 7.5%
Indonesia Government International Bond
3.38%, 04/15/2023 (D)	5,525,000	5,407,594
4.13%, 01/15/2025 (A) (D)	4,220,000	4,336,050
5.13%, 01/15/2045 (D)	3,870,000	4,102,200
6.63%, 02/17/2037 (D)	5,580,000	6,849,450
Indonesia Treasury Bond
5.63%, 05/15/2023	IDR 56,508,000,000	4,097,304
7.00%, 05/15/2022	73,587,000,000	5,838,163
8.38%, 09/15/2026	31,851,000,000	2,753,254
Perusahaan Penerbit SBSN Indonesia III
3.30%, 11/21/2022 (D)	$ 5,625,000	5,442,187
4.35%, 09/10/2024 (D)	2,750,000	2,808,438
6.13%, 03/15/2019 (D)	2,300,000	2,587,500

		44,222,140

Lithuania - 1.0%
Lithuania Government International Bond
6.13%, 03/09/2021 (D)	5,033,000	6,008,144

Malaysia - 1.2%
Malaysia Government Bond
4.18%, 07/15/2024	MYR 25,870,000	7,328,982

Mexico - 4.8%
Mexican Bonos
8.50%, 11/18/2038	MXN 49,460,000	4,393,732
Series M
4.75%, 06/14/2018	65,100,000	4,408,759
7.75%, 05/29/2031	112,484,600	9,141,521
8.00%, 06/11/2020 - 12/07/2023	103,240,000	8,088,151
Mexico Government International Bond
Series 2012-1, Class A2
5.75%, 10/12/2110	$ 2,130,000	2,406,900

		28,439,063

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Paraguay - 0.8%
Republic of Paraguay
6.10%, 08/11/2044 (D)	$ 4,250,000	$ 4,669,688

Romania - 0.7%
Romania Government Bond
5.95%, 06/11/2021	RON 12,910,000	3,968,075

Russian Federation - 1.4%
Russian Foreign Bond - Eurobond
4.88%, 09/16/2023 (D)	$ 2,635,000	2,221,305
5.00%, 04/29/2020 (C)	3,500,000	3,098,900
5.88%, 09/16/2043 (D)	3,600,000	2,970,000

		8,290,205

Slovenia - 3.2%
Slovenia Government International Bond
5.25%, 02/18/2024 (D)	10,370,000	11,899,575
5.50%, 10/26/2022 (D)	5,780,000	6,675,900

		18,575,475

South Africa - 1.9%
South Africa Government Bond
6.50%, 02/28/2041	ZAR 78,485,000	5,783,425
10.50%, 12/21/2026	50,250,000	5,486,635

		11,270,060

Sri Lanka - 1.1%
Sri Lanka Government International Bond
5.88%, 07/25/2022 (D)	$ 6,100,000	6,359,250

Supranational - 3.8%
Eastern and Southern African Trade and Development Bank Series MTN
6.38%, 12/06/2018 (C)	3,899,000	3,899,000
European Bank for Reconstruction & Development Series MTN
5.00%, 05/28/2015	INR 370,000,000	5,950,109
Inter-American Development Bank Series MTN
7.25%, 07/17/2017	IDR 94,620,000,000	7,435,896
International Finance Corp. Series MTN
7.75%, 12/03/2016	INR 235,100,000	3,953,457
7.80%, 06/03/2019	70,350,000	1,250,693

		22,489,155

Tunisia - 0.7%
Banque Centrale de Tunisie SA
5.75%, 01/30/2025 (D)	$ 3,820,000	3,886,850

Turkey - 3.0%
Hazine Mustesarligi Varlik Kiralama AS
4.56%, 10/10/2018 (D)	2,975,000	3,142,344
Turkey Government Bond
8.50%, 07/10/2019	TRY 6,850,000	2,968,156
10.50%, 01/15/2020	12,201,000	5,734,415
Turkey Government International Bond
5.75%, 03/22/2024 (A)	$ 5,135,000	5,879,575

		17,724,490

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ukraine - 1.4%
Financing of Infrastrucural Projects State Enterprise
8.38%, 11/03/2017 (C)	$ 3,920,000	$ 1,979,600
Ukraine Government International Bond
6.25%, 06/17/2016 (D)	6,030,000	3,265,245
7.50%, 04/17/2023 (D)	3,250,000	1,623,440
7.80%, 11/28/2022 (D)	2,250,000	1,125,270

		7,993,555

Uruguay - 1.0%
Uruguay Government International Bond
4.25%, 04/05/2027	UYU 143,525,021	5,951,253

Venezuela - 0.8%
Venezuela Government International Bond
6.00%, 12/09/2020 (C)	$ 2,760,000	876,300
7.75%, 10/13/2019 (C)	3,060,000	1,002,150
9.25%, 05/07/2028 (A) (C)	1,490,000	499,150
11.75%, 10/21/2026 (A) (C)	6,360,000	2,273,700

		4,651,300

Total Foreign Government Obligations (Cost $315,187,030)		305,312,639

ASSET-BACKED SECURITY - 0.5%
United States - 0.5%
Brazil Loan Trust 1
5.48%, 07/24/2023 (D)	3,016,566	3,046,731

Total Asset-Backed Security (Cost $3,058,319)		3,046,731

CORPORATE DEBT SECURITIES - 39.1%
Austria - 0.0% (H)
OAS Investments GmbH
8.25%, 10/19/2019 (D)	1,300,000	162,500

Barbados - 0.5%
Columbus International, Inc.
7.38%, 03/30/2021 (D)	2,710,000	2,787,913

Bermuda - 0.9%
Digicel Group, Ltd.
7.13%, 04/01/2022 (D)	3,255,000	2,948,867
8.25%, 09/30/2020 (D)	2,650,000	2,578,450

		5,527,317

Brazil - 3.8%
Banco BMG SA
8.00%, 04/15/2018 (D)	3,000,000	3,018,750
Banco do Brasil SA
9.00%, 06/18/2024 (D) (I) (J)	7,285,000	6,335,764
Banco Santander Brasil SA Series MTN
8.00%, 03/18/2016 (D)	BRL 9,800,000	3,451,412
Oi SA
5.75%, 02/10/2022 (A) (D)	$ 4,450,000	3,865,937
Telemar Norte Leste SA
9.50%, 04/23/2019 (D)	3,690,000	3,894,795
Vale SA
5.63%, 09/11/2042	1,930,000	1,700,427

		22,267,085

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada - 0.5%
Pacific Rubiales Energy Corp.
5.63%, 01/19/2025 (D)	$ 5,020,000	$ 2,861,400

Cayman Islands - 5.1%
Braskem Finance, Ltd.
6.45%, 02/03/2024 (A)	2,795,000	2,725,125
CAR, Inc.
6.13%, 02/04/2020 (D) (K)	2,000,000	2,001,260
Dubai Holding Commercial Operations, Ltd. Series MTN
6.00%, 02/01/2017	GBP 3,300,000	5,035,079
EP PetroEcuador via Noble Sovereign Funding I, Ltd.
5.89%, 09/24/2019 (C) (I)	$ 1,500,000	1,273,200
Marfrig Overseas, Ltd.
9.50%, 05/04/2020 (D)	6,120,000	5,714,550
Odebrecht Finance, Ltd.
8.25%, 04/25/2018 (D)	BRL 9,620,000	2,814,386
Saudi Electricity Global Sukuk Co. 2
5.06%, 04/08/2043 (D)	$ 3,030,000	3,242,100
Telemovil Finance Co., Ltd.
8.00%, 10/01/2017 (A) (D)	600,000	618,000
Vale Overseas, Ltd.
6.88%, 11/21/2036	2,020,000	1,981,741
8.25%, 01/17/2034	4,430,000	4,915,426

		30,320,867

Chile - 1.9%
Corpbanca SA
3.88%, 09/22/2019 (A) (D)	1,940,000	1,940,663
E.CL SA
4.50%, 01/29/2025 (D)	3,650,000	3,711,846
GNL Quintero SA
4.63%, 07/31/2029 (D)	1,720,000	1,779,672
SACI Falabella
4.38%, 01/27/2025 (A) (D)	3,600,000	3,575,668

		11,007,849

Colombia - 1.2%
Banco Davivienda SA
5.88%, 07/09/2022 (D)	2,775,000	2,802,750
Financiera de Desarrollo Territorial SA Findeter
7.88%, 08/12/2024 (D)	COP 10,548,000,000	4,412,004

		7,214,754

El Salvador - 0.5%
Telemovil Finance Co., Ltd.
8.00%, 10/01/2017 (A) (C)	$ 3,100,000	3,193,000

India - 0.6%
Reliance Industries, Ltd.
4.13%, 01/28/2025 (D)	3,590,000	3,664,492

Indonesia - 0.3%
Pelabuhan Indonesia III PT
4.88%, 10/01/2024 (A) (D)	1,700,000	1,774,375

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ireland - 0.6%
Federal Grid Co., OJS via Federal Grid Finance, Ltd. Series MTN
8.45%, 03/13/2019 (C)	RUB 98,200,000	$ 1,032,560
Vimpel Communications Via VIP Finance Ireland, Ltd., OJSC
7.75%, 02/02/2021 (D)	$ 2,920,000	2,482,000

		3,514,560

Israel - 1.2%
Israel Electric Corp, Ltd.
5.00%, 11/12/2024 (C)	3,420,000	3,455,226
5.63%, 06/21/2018 (C)	3,200,000	3,392,000

		6,847,226

Luxembourg - 2.0%
Atento Luxco 1 SA
7.38%, 01/29/2020 (A) (C)	2,650,000	2,517,500
7.38%, 01/29/2020 (D)	800,000	760,000
Gazprom OAO Via GAZ Capital SA
4.30%, 11/12/2015 (A) (D)	1,715,000	1,695,277
NII International Telecom SCA
7.88%, 08/15/2019 (B) (D)	2,710,000	2,398,350
Tupy Overseas SA
6.63%, 07/17/2024 (D)	2,300,000	2,110,250
Wind Acquisition Finance SA
7.38%, 04/23/2021 (D)	2,100,000	2,037,000

		11,518,377

Mauritius - 0.6%
MTN Mauritius Investments, Ltd.
4.76%, 11/11/2024 (D)	3,450,000	3,484,500

Mexico - 5.0%
America Movil SAB de CV
6.00%, 06/09/2019	MXN 67,790,000	4,605,261
Banco Inbursa SA Institucion de Banca Multiple
4.13%, 06/06/2024 (A) (D)	$ 3,740,000	3,710,828
Fermaca Enterprises S de RL de CV
6.38%, 03/30/2038 (A) (D)	3,550,000	3,621,000
Petroleos Mexicanos
4.50%, 01/23/2026 (D)	2,820,000	2,815,770
5.63%, 01/23/2046 (D)	5,000,000	5,111,500
7.19%, 09/12/2024 (D)	MXN 64,575,000	4,437,256
8.63%, 02/01/2022	$ 1,450,000	1,740,000
Sixsigma Networks Mexico SA de CV
8.25%, 11/07/2021 (D)	3,230,000	3,290,562

		29,332,177

Netherlands - 2.0%
Bharti Airtel International Netherlands BV
5.13%, 03/11/2023 (D)	2,300,000	2,540,580
Lukoil International Finance BV
3.42%, 04/24/2018 (C)	6,400,000	5,376,000
Marfrig Holding Europe BV
6.88%, 06/24/2019 (D)	2,000,000	1,735,000
VimpelCom Holdings BV
5.95%, 02/13/2023 (D)	2,920,000	2,211,900

		11,863,480

Norway - 0.3%
Norske Skogindustrier ASA
6.13%, 10/15/2015 (D)	1,650,000	1,551,000

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Panama - 2.1%
ENA Norte Trust
4.95%, 04/25/2028 (D)	$ 4,485,569	$ 4,552,853
Global Bank Corp.
4.75%, 10/05/2017 (D)	4,200,000	4,290,300
5.13%, 10/30/2019 (D)	3,430,000	3,498,600

		12,341,753

Peru - 1.6%
BBVA Banco Continental SA
5.25%, 09/22/2029 (A) (D) (I)	3,650,000	3,736,140
Corp. Financiera de Desarrollo SA
5.25%, 07/15/2029 (A) (D) (I)	2,300,000	2,380,500
Telefonica del Peru SAA
8.00%, 04/11/2016 (C)	PEN 10,560,004	3,499,316

		9,615,956

Sri Lanka - 0.5%
National Savings Bank
5.15%, 09/10/2019 (D)	$ 2,950,000	2,909,143

Turkey - 2.9%
Finansbank AS
6.25%, 04/30/2019 (A) (D)	3,050,000	3,162,850
TC Ziraat Bankasi AS
4.25%, 07/03/2019 (D)	3,520,000	3,493,600
Turkiye Halk Bankasi AS
4.75%, 06/04/2019 (D)	3,100,000	3,127,156
Turkiye Is Bankasi
5.00%, 04/30/2020 (D)	5,070,000	5,158,725
6.00%, 10/24/2022 (A) (D)	2,150,000	2,175,800

		17,118,131

United States - 2.1%
Braskem America Finance Co.
7.13%, 07/22/2041 (D)	3,145,000	3,003,475
Cemex Finance LLC
9.38%, 10/12/2022 (C)	200,000	220,190
9.38%, 10/12/2022 (D)	4,510,000	4,965,284
NII Capital Corp.
7.63%, 04/01/2021 (B)	2,267,000	504,408
10.00%, 08/15/2016 (A) (B)	1,920,000	835,200
Rolta Americas LLC
8.88%, 07/24/2019 (A) (D)	3,050,000	2,767,875

		12,296,432

Venezuela - 2.5%
Petroleos de Venezuela SA
5.25%, 04/12/2017 (C)	9,640,000	3,570,897
5.38%, 04/12/2027 (A) (C)	2,250,000	679,275
6.00%, 05/16/2024 (A) (C)	13,250,000	4,173,750
8.50%, 11/02/2017 (D)	2,020,000	1,154,430
9.00%, 11/17/2021 (A) (C)	15,005,000	5,273,132

		14,851,484

Virgin Islands, British - 0.4%
OAS Finance, Ltd.
8.00%, 07/02/2021 (D)	6,230,000	781,865
Yingde Gases Investment, Ltd.
7.25%, 02/28/2020 (D)	2,150,000	1,569,500

		2,351,365

Total Corporate Debt Securities (Cost $254,340,152)		230,377,136

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.5%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (L)	49,939,168	$ 49,939,168

Total Securities Lending Collateral (Cost $49,939,168)		49,939,168

	Principal	Value
REPURCHASE AGREEMENT - 5.7%
State Street Bank & Trust Co. 0.01% (L), dated 01/30/2015, to be repurchased at $33,466,283 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $34,135,925.	$ 33,466,255	33,466,255

Total Repurchase Agreement (Cost $33,466,255)		33,466,255

Total Investments (Cost $655,990,924) (M)		622,141,929
Net Other Assets (Liabilities) - (5.6)%		(33,113,613)

Net Assets - 100.0%		$ 589,028,316

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FUTURES CONTRACTS: (N)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
U.S. Treasury Bond	Short	(36)	03/20/2015	$(749,334)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	02/26/2015	6,464,728	BRL	2,485,000	USD	$—	$(91,942)
BOA	02/27/2015	187,094,000	RUB	2,740,000	USD	—	(61,123)
BOA	02/27/2015	13,404,522	USD	8,833,351	GBP	101,946	—
HSBC	02/20/2015	175,152,000	RUB	2,670,000	USD	—	(153,795)
HSBC	02/27/2015	17,556,130	USD	15,476,410	EUR	63,892	—
JPM	02/27/2015	2,984,486	USD	823,882,352	HUF	—	(8,826)
JPM	02/27/2015	5,139,275	USD	75,704,096	MXN	97,488	—
JPM	02/27/2015	116,423,961	ZAR	10,047,289	USD	—	(89,467)
RBS	02/27/2015	22,000,354	PLN	5,871,145	USD	62,734	—
RBS	02/27/2015	22,725,473	TRY	9,488,319	USD	—	(250,551)
SCB	02/17/2015	68,390,386	RUB	1,005,002	USD	—	(21,119)
SCB	02/27/2015	102,810,000	RUB	1,490,000	USD	—	(17,931)

Total						$326,060	$(694,754)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	49.1%	$305,312,639
Banks	8.5	52,812,481
Oil, Gas & Consumable Fuels	7.0	43,826,379
Wireless Telecommunication Services	4.7	29,150,498
Diversified Telecommunication Services	2.5	15,837,628
Electric Utilities	2.2	13,801,172
Metals & Mining	1.7	10,707,844
Commercial Services & Supplies	1.7	10,313,839
Diversified Financial Services	1.3	7,825,064
Food Products	1.2	7,449,550
Chemicals	1.2	7,298,100
Gas Utilities	0.9	5,400,672
Construction Materials	0.8	5,185,474
Transportation Infrastructure	0.7	4,552,853
Construction & Engineering	0.6	3,758,751
Multiline Retail	0.6	3,575,668
Asset-Backed Security	0.5	3,046,731
Media	0.4	2,787,913
Software	0.4	2,767,875
Marine	0.3	1,774,375
Paper & Forest Products	0.3	1,551,000

Investments, at Value	86.6	538,736,506
Short-Term Investments	13.4	83,405,423

Total Investments	100.0%	$622,141,929

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (O)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (P)	Value at January 31, 2015
ASSETS
Investments
Foreign Government Obligations
Argentina	$—	$9,177,233	$—	$9,177,233
Bahrain	—	3,977,000	—	3,977,000
Belarus	—	6,126,650	—	6,126,650
Brazil	—	5,933,600	—	5,933,600
Canada	—	—	1,943,211	1,943,211
Cayman Islands	—	2,462,500	—	2,462,500
Colombia	—	17,072,231	—	17,072,231
Costa Rica	—	4,417,238	—	4,417,238
Cote d’Ivoire	—	5,063,917	—	5,063,917
Croatia	—	17,723,351	—	17,723,351
Dominican Republic	—	4,267,250	—	4,267,250
Ecuador	—	5,613,965	—	5,613,965
Ghana	—	4,800,750	—	4,800,750
Guatemala	—	5,120,500	—	5,120,500
Hungary	—	9,785,558	—	9,785,558
Indonesia	—	44,222,140	—	44,222,140
Lithuania	—	6,008,144	—	6,008,144
Malaysia	—	7,328,982	—	7,328,982
Mexico	—	28,439,063	—	28,439,063
Paraguay	—	4,669,688	—	4,669,688
Romania	—	3,968,075	—	3,968,075
Russian Federation	—	8,290,205	—	8,290,205
Slovenia	—	18,575,475	—	18,575,475
South Africa	—	11,270,060	—	11,270,060
Sri Lanka	—	6,359,250	—	6,359,250
Supranational	—	22,489,155	—	22,489,155
Tunisia	—	3,886,850	—	3,886,850
Turkey	—	17,724,490	—	17,724,490
Ukraine	—	7,993,555	—	7,993,555
Uruguay	—	5,951,253	—	5,951,253
Venezuela	—	4,651,300	—	4,651,300
Asset-Backed Security	—	3,046,731	—	3,046,731
Corporate Debt Securities	—	230,377,136	—	230,377,136
Securities Lending Collateral	49,939,168	—	—	49,939,168
Repurchase Agreement	—	33,466,255	—	33,466,255

Total Investments	$49,939,168	$570,259,550	$1,943,211	$622,141,929

Derivative Financial Instruments
Forward Foreign Currency Contracts (Q)	$—	$326,060	$—	$326,060

Total Derivative Financial Instruments	$—	$326,060	$—	$326,060

LIABILITIES
Derivative Financial Instruments
Futures Contracts (Q)	$(749,334)	$—	$—	$(749,334)
Forward Foreign Currency Contracts (Q)	—	(694,754)	—	(694,754)

Total Derivative Financial Instruments	$(749,334)	$(694,754)	$—	$(1,444,088)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $48,910,786. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Security in default.
(C)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(D)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $301,937,787, representing 51.26% of the Fund’s net assets.
(E)	Fair valued as determined in good faith in accordance with procedures established by the board of trustees. Total aggregate fair value of securities is $1,943,211, representing 0.33% of the Fund’s net assets.
(F)	Step bond. Coupon rate changes in increments to maturity; the rate is as of January 31, 2015. Maturity date disclosed is the ultimate maturity date.
(G)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Floating or variable rate security. Rate is disclosed as of January 31, 2015.
(J)	The security has a perpetual maturity; the date shown is the next call date.
(K)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(L)	Rate disclosed reflects the yield at January 31, 2015.
(M)	Aggregate cost for federal income tax purposes is $655,990,924. Aggregate gross unrealized appreciation and depreciation for all securities is $12,018,727 and $45,867,722, respectively. Net unrealized depreciation for tax purposes is $33,848,995.
(N)	Cash in the amount of $228,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(O)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Fund.
(Q)	Derivative financial instrument valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
TRY	Turkish New Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
OJSC	Open Joint Stock Co.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.6%
Brazil - 0.6%
Itausa - Investimentos Itau SA
3.38% (A)	377,851	$ 1,287,080

Total Preferred Stock (Cost $1,433,971)		1,287,080

COMMON STOCKS - 95.9%
Brazil - 6.7%
Banco Bradesco SA, ADR	164,400	2,051,712
BB Seguridade Participacoes SA	87,800	962,012
BRF SA, ADR	46,334	1,099,042
Even Construtora e Incorporadora SA	274,800	443,449
Itau Unibanco Holding SA, ADR	202,613	2,455,670
JBS SA	1,018,700	4,343,214
Petroleo Brasileiro SA, Class A, ADR (B)	59,553	366,251
Vale SA, Class B, ADR (C)	491,743	3,133,135

		14,854,485

Chile - 0.8%
Banco de Chile	4,306,020	476,197
Enersis S.A., ADR	90,100	1,374,025

		1,850,222

China - 18.6%
Baidu, Inc., ADR (B)	2,100	457,632
Bank of China, Ltd., Class H	11,232,000	6,255,911
Beijing Capital International Airport Co., Ltd., Class H	598,000	566,643
China CITIC Bank Corp., Ltd., Class H	4,495,000	3,329,773
China Communications Construction Co., Ltd., Class H	3,727,000	4,039,368
China Construction Bank Corp., Class H	6,723,000	5,390,269
China Eastern Airlines Corp, Ltd., H Shares (B)	1,344,000	681,618
China Merchants Bank Co., Ltd., Class H	822,500	1,837,934
China Oilfield Services, Ltd., Class H	228,000	376,208
China Petroleum & Chemical Corp., ADR	15,123	1,197,893
Datang International Power Generation Co., Ltd., Class H	3,802,000	2,078,707
Dongfeng Motor Group Co., Ltd., Class H	2,594,000	3,758,188
Huadian Power International Corp., Ltd., Class H	1,522,000	1,376,558
Industrial & Commercial Bank of China, Ltd., Class H	4,673,000	3,338,414
KWG Property Holding, Ltd. (C)	1,756,000	1,132,765
PetroChina Co., Ltd., Class H	1,266,000	1,371,474
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	410,100	888,039
Sihuan Pharmaceutical Holdings Group, Ltd.	918,000	590,966
Sinopharm Group Co., Ltd., Class H (C)	452,800	1,654,486
Sinotrans, Ltd., Class H	918,000	655,047
Tencent Holdings, Ltd.	31,500	530,894

		41,508,787

Hong Kong - 3.5%
China Mobile, Ltd.	253,000	3,303,503
China Resources Cement Holdings, Ltd.	1,384,000	823,106
China Unicom Hong Kong, Ltd., ADR	79,200	1,184,040
Kingboard Chemical Holdings, Ltd.	524,300	846,613
Shimao Property Holdings, Ltd.	489,000	1,028,921
Skyworth Digital Holdings, Ltd.	1,298,000	733,668

		7,919,851

	Shares	Value
COMMON STOCKS (continued)
India - 6.6%
Dr. Reddy’s Laboratories, Ltd., ADR	33,469	$ 1,689,180
HDFC Bank, Ltd., ADR	29,161	1,661,594
ICICI Bank, Ltd., ADR	110,000	1,321,100
Infosys, Ltd., ADR (C)	55,470	1,890,418
State Bank of India, GDR (D)	24,436	1,214,469
Tata Motors, Ltd., Series V, ADR (C)	127,435	6,285,094
Wipro, Ltd., ADR (C)	59,351	763,254

		14,825,109

Indonesia - 1.2%
Adaro Energy Tbk PT	6,034,600	474,174
Bank Negara Indonesia Persero Tbk PT	2,951,500	1,446,174
Gudang Garam Tbk PT	144,300	656,070

		2,576,418

Korea, Republic of - 16.4%
Amorepacific Corp.	227	547,073
CJ CheilJedang Corp.	2,916	934,263
Hana Financial Group, Inc.	33,091	967,274
Hyundai Mobis Co., Ltd.	4,186	946,320
Hyundai Motor Co.	25,621	3,937,536
Industrial Bank of Korea	81,128	953,035
KIA Motors Corp.	78,621	3,285,734
Korea Electric Power Corp.	75,651	2,957,873
Korea Gas Corp. (B)	15,506	638,393
LG Corp.	18,459	1,038,831
LG Display Co., Ltd.	43,835	1,440,335
LG Electronics, Inc.	36,103	2,000,132
LG Uplus Corp.	338,592	3,732,837
Samsung Electronics Co., Ltd.	2,865	3,556,607
SK Holdings Co., Ltd.	15,553	2,424,884
SK Hynixm, Inc.	107,127	4,627,408
SK Telecom Co., Ltd.	10,461	2,741,471

		36,730,006

Malaysia - 4.0%
AirAsia Bhd	2,886,100	2,227,420
Genting Malaysia Bhd, Class B	380,500	424,990
IHH Healthcare Bhd, Class A	515,800	737,650
SapuraKEnCana Petroleum Bhd	1,491,900	1,096,639
Tenaga Nasional Bhd	1,091,800	4,354,670

		8,841,369

Mexico - 3.0%
America Movil SAB de CV, Series L, ADR	117,300	2,509,047
Gruma SAB de CV, Class B	140,900	1,508,686
Grupo Lala SAB de CV	434,653	851,067
Grupo Mexico SAB de CV, Series B	323,900	853,966
Grupo Simec SAB de CV, Series B (B)	121,000	336,131
OHL Mexico SAB de CV (B)	322,000	611,155

		6,670,052

Peru - 0.6%
Credicorp, Ltd.	8,605	1,240,153

Poland - 1.2%
KGHM Polska Miedz SA	96,620	2,739,135

Russian Federation - 0.3%
Mobile Telesystems OJSC, ADR	76,000	597,360

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
South Africa - 10.7%
AngloGold Ashanti, Ltd., ADR (B)	89,000	$ 1,101,820
Aspen Pharmacare Holdings, Ltd. (B)	47,551	1,780,519
AVI, Ltd.	137,211	994,313
FirstRand, Ltd.	364,725	1,623,162
Mediclinic International, Ltd.	363,437	3,593,669
MMI Holdings, Ltd.	732,507	1,970,755
Murray & Roberts Holdings, Ltd.	241,087	407,229
Netcare, Ltd.	706,196	2,344,455
Sanlam, Ltd.	339,917	2,037,374
Sappi, Ltd. (B)	294,036	1,207,249
Sasol, Ltd.	109,424	3,952,391
Standard Bank Group, Ltd.	219,756	2,901,928

		23,914,864

Taiwan - 16.5%
Asustek Computer, Inc.	73,000	762,968
Catcher Technology Co., Ltd.	158,000	1,381,643
Cathay Financial Holding Co., Ltd.	383,224	548,789
Cathay Real Estate Development Co., Ltd.	691,000	367,390
Compal Electronics, Inc.	1,860,000	1,356,336
Foxconn Technology Co., Ltd.	592,000	1,602,926
HannStar Display Corp.	2,207,900	543,556
Highwealth Construction Corp.	735,100	1,490,004
Inotera Memories, Inc. (B)	732,000	1,046,598
Largan Precision Co., Ltd.	63,000	5,238,926
MediaTek, Inc.	341,000	5,184,986
Nan Ya Plastics Corp.	786,800	1,580,867
Novatek Microelectronics Corp.	229,000	1,259,617
Pegatron Corp.	1,729,000	4,597,549
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	365,900	8,309,589
Wistron Corp.	1,848,000	1,684,802

		36,956,546

Thailand - 1.5%
Bangkok Expressway PCL	856,229	1,020,255
Krung Thai Bank PCL	1,641,700	1,138,606
TMB Bank PCL	13,172,200	1,247,596

		3,406,457

Turkey - 4.3%
Pegasus Hava Tasimaciligi AS (B)	142,678	1,767,532
Turk Hava Yollari (B)	1,170,635	4,467,622
Turk Telekomunikasyon AS	205,830	615,811
Turkiye Is Bankasi, Class C	792,062	2,296,006
Ulker Biskuvi Sanayi AS	67,891	537,073

		9,684,044

Total Common Stocks (Cost $205,207,813)		214,314,858

SECURITIES LENDING COLLATERAL - 6.1%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (A)	13,791,576	13,791,576

Total Securities Lending Collateral (Cost $13,791,576)		13,791,576

	Principal	Value
REPURCHASE AGREEMENT - 1.2%

State Street Bank & Trust Co. 0.01% (A),
dated 01/30/2015, to be repurchased
at $2,679,613 on 02/02/2015.
Collateralized by a U.S. Government
Agency Obligation, 2.50%, due
04/01/2028, and with a value of
$2,735,265.

	$ 2,679,611	$ 2,679,611

Total Repurchase Agreement (Cost $2,679,611)		2,679,611

Total Investments (Cost $223,112,971) (E)		232,073,125
Net Other Assets (Liabilities) - (3.8)%		(8,593,862)

Net Assets - 100.0%		$ 223,479,263

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	18.5%	$42,810,895
Semiconductors & Semiconductor Equipment	8.8	20,428,198
Automobiles	7.4	17,266,552
Technology Hardware, Storage & Peripherals	6.4	14,942,831
Food Products	4.4	10,267,658
Health Care Providers & Services	4.0	9,218,299
Wireless Telecommunication Services	3.9	9,151,381
Airlines	3.9	9,144,192
Electric Utilities	3.7	8,686,568
Metals & Mining	3.5	8,164,187
Electronic Equipment, Instruments & Components	3.5	8,069,430
Oil, Gas & Consumable Fuels	3.2	7,362,183
Diversified Telecommunication Services	2.4	5,532,688
Insurance	2.4	5,518,930
Construction & Engineering	1.9	4,446,597
Pharmaceuticals	1.8	4,060,665
Real Estate Management & Development	1.7	4,019,080
Industrial Conglomerates	1.5	3,463,715
Independent Power and Renewable Electricity Producers	1.5	3,455,265
Household Durables	1.4	3,177,249
IT Services	1.1	2,653,672
Transportation Infrastructure	1.0	2,198,053
Diversified Financial Services	0.7	1,623,162
Chemicals	0.7	1,580,867
Energy Equipment & Services	0.6	1,472,847
Paper & Forest Products	0.5	1,207,249
Internet Software & Services	0.4	988,526
Auto Components	0.4	946,320
Construction Materials	0.4	823,106
Tobacco	0.3	656,070
Air Freight & Logistics	0.3	655,047
Gas Utilities	0.3	638,393
Personal Products	0.2	547,073
Hotels, Restaurants & Leisure	0.2	424,990

Investments, at Value	92.9	215,601,938
Short-Term Investments	7.1	16,471,187

Total Investments	100.0%	$232,073,125

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Preferred Stock	$1,287,080	$—	$—	$1,287,080
Common Stocks	50,597,689	163,717,169	—	214,314,858
Securities Lending Collateral	13,791,576	—	—	13,791,576
Repurchase Agreement	—	2,679,611	—	2,679,611

Total Investments	$65,676,345	$166,396,780	$—	$232,073,125

Investments	Transfers from Level 1 to Level 2 (G)	Transfers from Level 2 to Level 1 (H)	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks	$476,197	$962,012	$—	$—

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at January 31, 2015.
(B)	Non-income producing security.
(C)	All or a portion of the security is on loan. The value of all securities on loan is $13,362,242. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(E)	Aggregate cost for federal income tax purposes is $223,112,971. Aggregate gross unrealized appreciation and depreciation for all securities is $28,579,410 and $19,619,256, respectively. Net unrealized appreciation for tax purposes is $8,960,154.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Transferred from Level 1 to 2 due to developments which occurred between the time of the close of foreign markets on which the securities trade, and the close of business on the New York Stock Exchange.
(H)	Transferred from Level 2 to 1 due to utilizing quoted market prices in active markets, which were not available on October 31, 2014.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OJSC	Open Joint Stock Co.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 91.6%
Alabama - 0.4%
County of Jefferson, Revenue Bonds
Series A, AGM-CR
5.25%, 01/01/2023	$ 300,000	$ 301,311
5.50%, 01/01/2022	85,000	85,229

		386,540

Alaska - 0.1%
City of Valdez, Revenue Bonds
Series C
5.00%, 01/01/2021	50,000	58,486

Arizona - 1.3%
County of Pima Sewer System Revenue, Revenue Bonds
Series A
5.00%, 07/01/2019	25,000	29,360
Maricopa County Elementary School District No. 25-Liberty, General Obligation Unlimited
Series A, BAM
4.00%, 07/01/2024 - 07/01/2025	395,000	456,376
Maricopa County Industrial Development Authority, Revenue Bonds
Series A
5.00%, 01/01/2034	725,000	808,861
Maricopa County Unified School District No. 89-Dysart, General Obligation Limited
5.00%, 07/01/2023	40,000	49,326

		1,343,923

California - 6.0%
Banning Unified School District, General Obligation Unlimited
AGM
3.25%, 08/01/2027	40,000	41,518
Calexico Financing Authority, Revenue Bonds
AGM
4.00%, 04/01/2024	715,000	813,212
California City Redevelopment Agency Successor Agency, Tax Allocation
AGM
3.25%, 09/01/2026	280,000	296,293
California Health Facilities Financing Authority, Revenue Bonds
Series D
5.00%, 08/15/2022	25,000	30,277
California School Finance Authority, Revenue Bonds
Series A
6.40%, 08/01/2034	125,000	141,611
California Statewide Communities Development Authority, Revenue Bonds
AGM
5.00%, 10/01/2026	520,000	636,412
Caruthers Unified School District, General Obligation Unlimited
Series B, BAM
Zero Coupon, 08/01/2028 - 08/01/2030	195,000	107,527
City of San Buenaventura Wastewater Revenue, Revenue Bonds
Series B
4.00%, 01/01/2023	40,000	45,422

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
City of Visalia, Certificate of Participation
AGM
5.00%, 12/01/2024	$ 360,000	$ 447,113
Coachella Redevelopment Agency Successor Agency, Tax Allocation
AGM
5.00%, 09/01/2026	220,000	266,132
Davis Joint Unified School District, Certificate of Participation
BAM
4.00%, 08/01/2024	95,000	110,417
Fontana Unified School District, General Obligation Unlimited
4.00%, 08/01/2024	150,000	171,582
Los Angeles County Redevelopment Authority, Tax Allocation
Series E, AGM
5.00%, 12/01/2022	490,000	596,903
Los Angeles Unified School District, General Obligation Unlimited
Series A-1, NATL-RE
4.50%, 07/01/2025	50,000	54,377
Moreland School District, General Obligation Unlimited
Zero Coupon, 08/01/2025 - 08/01/2026	1,135,000	761,945
Oakley Public Finance Authority, Special Assessment
BAM
2.50%, 09/02/2019	160,000	168,056
Oxnard Union High School District, General Obligation Unlimited
4.00%, 08/01/2020	25,000	28,748
Riverside Redevelopment Agency Successor Agency, Tax Allocation
Series 2014-A
5.00%, 09/01/2020	115,000	138,012
San Carlos Elementary School District, General Obligation Unlimited
Zero Coupon, 10/01/2029 - 10/01/2034	680,000	324,112
San Diego Unified School District, General Obligation Unlimited
Series C-2, AGM
5.50%, 07/01/2025	85,000	112,856
San Gorgonio Memorial Health Care District, General Obligation Unlimited
5.00%, 08/01/2024	135,000	164,966
San Leandro Unified School District, General Obligation Unlimited
Series B
4.00%, 08/01/2025	185,000	211,274
South Pasadena Unified School District, General Obligation Unlimited
3.00%, 08/01/2026	30,000	31,512
Stockton Public Financing Authority, Revenue Bonds
BAM
5.00%, 09/01/2019	230,000	267,501
Stockton Unified School District, General Obligation Unlimited
AGM
5.00%, 07/01/2021	75,000	91,061

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation
AGM
5.00%, 09/01/2022	$ 50,000	$ 60,704
Twin Rivers Unified School District, Certificate of Participation
AGM
3.20%, 06/01/2027 (A)	145,000	145,175
Vallejo City Unified School District, Special Tax
AGM
5.00%, 09/01/2019	100,000	100,319

		6,365,037

Colorado - 0.9%
Adams & Arapahoe Joint School District 28J Aurora, Certificate of Participation
3.50%, 12/01/2026	725,000	773,488
City of Colorado Springs Utilities System Revenue, Revenue Bonds
Series A
5.00%, 11/15/2021	25,000	30,759
City of Longmont, Certificate of Participation
Series A
5.00%, 12/01/2024	100,000	123,152

		927,399

Connecticut - 2.4%
City of New Britain, General Obligation Unlimited
AGM
5.00%, 04/15/2020	100,000	118,610
City of West Haven, General Obligation Unlimited
Series B, BAM
4.00%, 09/01/2034	230,000	241,974
Connecticut Housing Finance Authority, Revenue Bonds
Series A-2
3.50%, 05/15/2025	925,000	994,116
Series C-1
3.05%, 05/15/2025	750,000	779,602
Connecticut State Health & Educational Facility Authority, Revenue Bonds
Series B, RADIAN
5.50%, 07/01/2032	250,000	250,323
State of Connecticut, General Obligation Unlimited
Series C
3.00%, 06/01/2020	25,000	27,259
Town of East Haven, General Obligation Unlimited
AGC-ICC
4.25%, 08/01/2019	50,000	55,071
University of Connecticut, Revenue Bonds
Series A
5.00%, 11/15/2023	25,000	29,288

		2,496,243

Delaware - 0.8%
Delaware State Economic Development Authority, Revenue Bonds
4.63%, 09/01/2034	545,000	563,541
AGM
5.00%, 10/01/2026	250,000	301,057

		864,598

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia - 0.1%
District of Columbia, Revenue Bonds
Series C
4.00%, 12/01/2021	$ 25,000	$ 29,177
District of Columbia Water & Sewer Authority, Revenue Bonds
Series A
5.00%, 10/01/2023	25,000	30,711
Metropolitan Washington Airports Authority, Revenue Bonds
Series A
5.00%, 10/01/2020	25,000	29,880
Series C
5.00%, 10/01/2019	55,000	64,544

		154,312

Florida - 5.0%
Citizens Property Insurance Corp., Revenue Bonds
Series A-1, AGM
5.00%, 06/01/2016	25,000	26,548
City of Daytona Beach Utility System Revenue, Revenue Bonds
AGM
4.00%, 11/01/2025	65,000	73,427
City of Fernandina Beach, Revenue Bonds
Series A
5.00%, 09/01/2019	30,000	34,833
City of Riviera Beach, Revenue Bonds
BAM
3.00%, 10/01/2022	125,000	136,777
City of Tampa, Revenue Bonds
5.00%, 09/01/2019	40,000	46,496
Series A
5.00%, 11/15/2025	25,000	29,861
County of Miami-Dade, Revenue Bonds
Series A
5.00%, 10/01/2023	100,000	120,716
Escambia County Housing Finance Authority, Revenue Bonds
AGM
3.50%, 06/01/2017	50,000	53,152
Florida Department of Environmental Protection, Revenue Bonds
Series A
5.00%, 07/01/2022	55,000	67,731
Florida Department of Management Services, Certificate of Participation
Series A
5.00%, 08/01/2019	35,000	40,215
Florida HomeLoan Corp., Revenue Bonds
Series A, GNMA, FNMA, FHLMC
2.00%, 07/01/2021 (B)	585,000	586,240
2.25%, 07/01/2022 (B)	640,000	642,189
Florida Municipal Power Agency, Revenue Bonds
Series A
5.00%, 10/01/2018	25,000	28,550
Florida’s Turnpike Enterprise, Revenue Bonds
Series A
5.00%, 07/01/2024	25,000	27,803

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Greater Orlando Aviation Authority, Revenue Bonds
Series A
3.60%, 10/01/2018	$ 40,000	$ 43,518
Miami Beach Health Facilities Authority, Revenue Bonds
4.25%, 11/15/2034	225,000	230,875
Miami-Dade County Industrial Development Authority, Revenue Bonds
5.00%, 09/15/2034	130,000	138,264
Miami-Dade County School Board Foundation, Inc., Certificate of Participation
Series B, ASSURED GTY
4.00%, 05/01/2018	25,000	27,229
Orange County Housing Finance Authority, Revenue Bonds
Series A, GMNA, FNMA, FHLMC
3.00%, 09/01/2024	150,000	155,661
Sumter County Industrial Development Authority, Revenue Bonds
Series A
5.13%, 07/01/2034	150,000	170,626
Tampa Bay Water, Revenue Bonds
NATL
5.50%, 10/01/2024	25,000	33,122
Tradition Community Development District No. 1, Special Assessment
AGM
4.00%, 05/01/2023	675,000	757,755
Walton County District School Board, Certificate of Participation
AGM
5.00%, 07/01/2020 - 07/01/2026	1,550,000	1,855,432

		5,327,020

Georgia - 0.1%
City of Atlanta Department of Aviation, Revenue Bonds
Series C
5.00%, 01/01/2020	40,000	47,303
Municipal Electric Authority of Georgia, Revenue Bonds
Series B
5.00%, 01/01/2020	75,000	88,417

		135,720

Guam - 0.1%
Guam Government Waterworks Authority, Revenue Bonds
4.50%, 07/01/2018	85,000	92,577

Idaho - 0.1%
Idaho Health Facilities Authority, Revenue Bonds
Series B
6.13%, 12/01/2028	145,000	168,916

Illinois - 17.5%
Central Lake County Joint Action Water Agency, Revenue Bonds
XLCA
4.13%, 05/01/2029	340,000	345,916
Chicago Board of Education, General Obligation Unlimited
Series A, AGM-CR, AMBAC
5.50%, 12/01/2021	430,000	503,263
Series D, AGM
5.00%, 12/01/2017	70,000	76,752

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Chicago O’Hare International Airport, Revenue Bonds
Series B
5.00%, 01/01/2021	$ 150,000	$ 179,067
City of Burbank, General Obligation Unlimited
BAM
3.70%, 12/01/2018	500,000	536,395
City of Chicago, General Obligation Unlimited
Series A, AGM
5.00%, 01/01/2026	110,000	121,419
City of Chicago Waterworks Revenue, Revenue Bonds
5.00%, 11/01/2028	485,000	580,521
City of Evanston, General Obligation Unlimited
Series C
4.00%, 12/01/2018	50,000	55,056
City of Sterling, General Obligation Unlimited
3.00%, 11/01/2018	25,000	26,460
Coles Cumberland County, Revenue Bonds
3.35%, 12/01/2017	130,000	135,825
Cook County School District No. 157 Hoover Schrum Memorial, General Obligation Unlimited
Series A, AGM
Zero Coupon, 11/01/2021 - 11/01/2025	2,250,000	1,743,667
Cook County School District No. 163 Park Forest, General Obligation Limited
Series A, AGM
5.00%, 12/15/2028	70,000	79,815
Cook County School District No. 89 Maywood, General Obligation Unlimited
Series A, AGM
5.00%, 12/15/2028	150,000	167,154
County of Cook, General Obligation Unlimited
Series C
5.00%, 11/15/2021	150,000	172,505
Series D
5.00%, 11/15/2019	25,000	28,855
Governors State University, Certificate of Participation
ASSURED GTY
4.50%, 01/01/2019	235,000	257,224
Grundy & Will Counties Community Unit School District No. 1 Coal City, General Obligation Unlimited
XLCA
4.63%, 02/01/2015	30,000	30,004
Illinois Finance Authority, Revenue Bonds
AGM
Zero Coupon, 01/01/2021	100,000	88,939
Series A
5.00%, 08/15/2023 - 03/15/2025	115,000	128,478
Series A-2
5.00%, 11/01/2030 (A)	150,000	176,530
Series B
5.50%, 11/01/2020	80,000	95,468
Series B, AGM
4.50%, 05/15/2020	50,000	53,255
Series C
5.00%, 05/15/2020 - 08/15/2021	130,000	152,416

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois Finance Authority, Revenue Bonds (continued)
Series D
6.25%, 11/01/2028	$ 105,000	$ 125,766
Illinois Municipal Electric Agency, Revenue Bonds
Series A, NATL
5.25%, 02/01/2026	75,000	81,639
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation Unlimited
5.50%, 02/01/2023	300,000	377,331
Lake County Community Unit School District No. 116 Round Lake, General Obligation Limited
Series 2015-B
3.00%, 01/15/2023 (B)	405,000	429,928
4.00%, 01/15/2022 (B)	390,000	441,909
Lake County School District No. 33 Emmons, General Obligation Unlimited
Series B, XCLA
Zero Coupon, 12/01/2031	45,000	23,254
Lake County School District No. 38 Big Hollow, General Obligation Unlimited
BAM
3.00%, 02/01/2022	4,810,000	5,044,055
Madison-Macoupin Counties Community College District No. 536, General Obligation Limited
AGM
4.25%, 11/01/2017	50,000	54,753
McHenry County Community Unit School District No. 12 Johnsburg, General Obligation Unlimited
Series A, AGM
4.25%, 01/01/2029	425,000	446,394
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series A, AGM-CR, FGIC
5.50%, 12/15/2023	55,000	65,230
Northeastern University, Revenue Bonds
Series 1, BAM
3.00%, 07/01/2020	625,000	665,062
4.00%, 07/01/2021 - 07/01/2022	1,315,000	1,477,759
Series 2, BAM
4.10%, 07/01/2034	100,000	103,833
Northern Illinois University, Certificate of Participation
AGM
5.00%, 09/01/2024	355,000	421,342
Northlake Public Library District, General Obligation Unlimited
AGM
3.00%, 12/01/2020 - 12/01/2021	1,105,000	1,168,370
Peoria Metropolitan Airport Authority, Revenue Bonds
5.60%, 12/01/2022	35,000	40,742
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.00%, 06/01/2018 - 06/01/2019	230,000	264,360
5.38%, 06/01/2021	85,000	102,845
6.00%, 06/01/2028	75,000	89,821
6.25%, 06/01/2024	25,000	26,956

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Regional Transportation Authority, Revenue Bonds
Series A, NATL-RE
5.00%, 07/01/2019	$ 75,000	$ 79,962
State of Illinois, General Obligation Unlimited
4.50%, 04/01/2018	100,000	106,257
5.25%, 02/01/2034	100,000	111,210
University of Illinois, Revenue Bonds
Series A, AMBAC
5.50%, 04/01/2022	200,000	250,100
Village of Bedford Park Water System Revenue, Revenue Bonds
Series A, AGM
4.00%, 12/01/2026	95,000	103,255
Village of Bellwood, General Obligation Unlimited
AGM
5.00%, 12/01/2027	470,000	545,477
Village of Mount Prospect, General Obligation Unlimited
3.00%, 12/01/2021	100,000	108,522

		18,491,116

Indiana - 4.2%
Aurora School Building Corp., Revenue Bonds
5.00%, 07/15/2020	115,000	137,399
City of Indianapolis Thermal Energy System Revenue, Revenue Bonds
Series A
5.00%, 10/01/2028	350,000	417,764
Greater Clark County School Building Corp., Revenue Bonds
Series A
4.00%, 07/15/2024	335,000	387,692
Indiana Finance Authority, Revenue Bonds
3.50%, 10/01/2025	1,110,000	1,134,786
4.25%, 10/01/2034	500,000	506,860
Series A
5.00%, 09/15/2021 - 02/01/2026	1,520,000	1,801,562
Indiana Health Facility Financing Authority, Revenue Bonds
Series A-8
5.00%, 11/01/2027 (A)	35,000	37,364

		4,423,427

Iowa - 0.1%
Iowa State Board of Regents, Revenue Bonds
4.00%, 09/01/2022	50,000	58,100

Kansas - 0.6%
City of Bel Aire, General Obligation Unlimited
Series A
3.25%, 10/01/2027	100,000	104,775
City of Dodge City, Revenue Bonds
3.00%, 07/15/2021 - 07/15/2022	435,000	464,475
Kansas Development Finance Authority, Revenue Bonds
Series A
5.00%, 01/01/2020	90,000	105,818

		675,068

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky - 2.5%
Bullitt County School District Finance Corp., Revenue Bonds
3.10%, 09/01/2026	$ 275,000	$ 290,263
3.25%, 09/01/2028	545,000	571,443
City of Covington, General Obligation Unlimited
AGM
3.00%, 04/01/2021 - 04/01/2024	1,490,000	1,577,561
Kentucky Asset Liability Commission, Revenue Bonds
NATL-RE
5.25%, 09/01/2019	150,000	177,392
Kentucky Turnpike Authority, Revenue Bonds
Series A
5.00%, 07/01/2021	25,000	30,499

		2,647,158

Louisiana - 0.3%
Fremaux Economic Development District, Revenue Bonds
5.00%, 11/01/2034	300,000	319,920

Maine - 0.1%
Maine Municipal Bond Bank, Revenue Bonds
Series B
5.00%, 11/01/2022 - 11/01/2025	75,000	92,695

Maryland - 0.0% (C)
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
5.00%, 07/01/2021	35,000	42,627

Michigan - 7.9%
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, AGC-ICC, NATL-RE
4.50%, 07/01/2035	60,000	60,268
Series A, AGM
5.25%, 07/01/2023 - 07/01/2024	80,000	97,299
5.50%, 07/01/2015	100,000	102,148
Series A, NATL-RE
5.25%, 07/01/2019	60,000	64,597
Series B, NATL-RE
5.00%, 07/01/2015	50,000	50,937
City of Detroit Water Supply System Revenue, Revenue Bonds
Series A, NATL-RE
5.00%, 07/01/2034	10,000	10,035
Series C, AGM
5.00%, 07/01/2026 - 07/01/2033	165,000	170,328
Series C, BHAC, FGIC
4.25%, 07/01/2018	100,000	110,081
Series D, AGM
5.00%, 07/01/2025	100,000	103,435
Decatur Public School District, General Obligation Unlimited
Q-SBLF
3.00%, 05/01/2022 (B)	660,000	711,757
Detroit City School District, General Obligation Unlimited
Series A, AGM
5.25%, 05/01/2027	195,000	239,107

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Fenton Area Public Schools, General Obligation Unlimited
Q-SBLF
3.00%, 05/01/2024 - 05/01/2025 (B)	$ 3,745,000	$ 3,938,984
Forest Hills Public Schools, General Obligation Unlimited
3.00%, 05/01/2023 - 05/01/2024	1,025,000	1,108,620
Fraser Public School District, General Obligation Unlimited
Q-SBLF
5.00%, 05/01/2021 (B)	675,000	806,746
Grand Valley State University, Revenue Bonds
Series B
5.00%, 12/01/2026	55,000	67,119
Michigan Finance Authority, Revenue Bonds
5.00%, 10/01/2017 - 06/01/2029	145,000	148,105
Michigan Municipal Bond Authority, Revenue Bonds
5.00%, 10/01/2019	25,000	29,626
Michigan State Financing Authority, Revenue Bonds
Series D2, AGM
5.00%, 07/01/2026	250,000	295,375
Michigan State Hospital Finance Authority, Revenue Bonds
5.00%, 11/15/2020	25,000	29,277
6.00%, 12/01/2017	120,000	137,388
Wayne County Airport Authority, Revenue Bonds
Series B
3.25%, 12/01/2024	45,000	47,760
4.00%, 12/01/2021	40,000	45,282
5.00%, 12/01/2022	30,000	36,327

		8,410,601

Minnesota - 2.5%
City of Cologne, Revenue Bonds
Series A
4.00%, 07/01/2023	310,000	323,280
City of Duluth, General Obligation Unlimited
Series D
3.13%, 02/01/2026	210,000	224,948
City of Rochester, Revenue Bonds
Series C
4.50%, 11/15/2038 (A)	50,000	59,358
Dakota County Community Development Agency, Revenue Bonds
Series A
5.00%, 09/01/2029	755,000	805,306
Minnesota Housing Finance Agency, Revenue Bonds
Series A
2.60%, 07/01/2021	95,000	99,561
Series B
3.20%, 07/01/2025	690,000	724,176
3.35%, 01/01/2026 - 07/01/2026	295,000	310,571
State of Minnesota, General Obligation Unlimited
Series E
3.00%, 08/01/2023	95,000	104,357

		2,651,557

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Mississippi - 0.3%
Mississippi Development Bank, Revenue Bonds
AGM
5.25%, 04/01/2017	$ 150,000	$ 164,139
Series A, CNTY GTD
5.25%, 01/01/2025	85,000	105,506
Mississippi Home Corp., Revenue Bonds
Series B-1, GNMA, FNMA, FHLMC
4.25%, 12/01/2018	15,000	16,314

		285,959

Montana - 0.1%
Montana Board of Housing, Revenue Bonds
Series A-3, FHA
3.38%, 12/01/2025	140,000	151,105

Nebraska - 0.0% (C)
Nebraska Public Power District, Revenue Bonds
Series B
5.00%, 01/01/2022	25,000	30,583

Nevada - 0.3%
Clark County School District, General Obligation Limited
Series A, NATL
5.00%, 06/15/2025	100,000	112,424
County of Clark, Revenue Bonds
5.00%, 07/01/2024	25,000	28,793
Nevada System of Higher Education, Revenue Bonds
Series A
5.00%, 07/01/2021 - 07/01/2024	145,000	176,464

		317,681

New Hampshire - 0.3%
Windham School District, General Obligation Unlimited
Series A
3.00%, 07/15/2021	275,000	297,283

New Jersey - 6.9%
Camden County Improvement Authority, Revenue Bonds
CNTY GTD
5.00%, 01/15/2026	1,000,000	1,220,020
Series A, CNTY GTD
4.00%, 12/15/2025	1,625,000	1,884,935
City of Atlantic City, General Obligation Unlimited
AGM
4.00%, 08/01/2016	250,000	260,972
City of Bayonne, General Obligation Unlimited
Series A, BAM
5.00%, 11/15/2018	260,000	295,992
City of Jersey City, General Obligation Unlimited
BAM
5.00%, 12/01/2018	1,610,000	1,846,718
City of Newark, General Obligation Unlimited
Series A
5.00%, 10/01/2020	525,000	603,913
City of Trenton, General Obligation Unlimited
ASSURED GTY
5.00%, 07/15/2020	705,000	827,797

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
County of Middlesex, Certificate of Participation
5.00%, 10/15/2026	$ 40,000	$ 49,319
Cumberland County Improvement Authority, Revenue Bonds
AGM, CNTY GTD
5.00%, 09/01/2025	25,000	30,688
Lacey Municipal Utilities Authority, Revenue Bonds
4.00%, 12/01/2022	100,000	115,436
New Jersey Economic Development Authority, Revenue Bonds
Series EE
5.25%, 09/01/2022	25,000	29,099
Tobacco Settlement Financing Corp., Revenue Bonds
Series 1A
4.50%, 06/01/2023	30,000	30,136
Township of Voorhees, General Obligation Unlimited
3.00%, 06/01/2020	60,000	65,309

		7,260,334

New Mexico - 2.1%
Artesia Hospital District, General Obligation Unlimited
3.50%, 08/01/2024	225,000	245,590
County of Dona Ana, Revenue Bonds
BAM
4.00%, 12/01/2022	110,000	127,711
County of Los Alamos, Revenue Bonds
5.00%, 06/01/2024	135,000	164,985
Las Cruces School District No. 2, General Obligation Unlimited
Series A
4.00%, 08/01/2027	1,500,000	1,704,105
New Mexico Educational Assistance Foundation, Revenue Bonds
Series A-1
4.00%, 12/01/2020	25,000	28,642

		2,271,033

New York - 4.2%
Albany Capital Resource Corp., Revenue Bonds
Series A
5.00%, 12/01/2027 - 12/01/2033	625,000	732,176
City of Long Beach, General Obligation Limited
Series B, BAM
3.00%, 12/15/2018	385,000	410,044
County of Chautauqua, General Obligation Limited
AGM
4.00%, 06/01/2019	25,000	27,679
Metropolitan Transportation Authority, Revenue Bonds
Series A
5.00%, 11/15/2025	50,000	61,496
Nassau Health Care Corp., Revenue Notes
2.25%, 01/15/2016	200,000	202,008

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Dormitory Authority, Revenue Bonds
Series A
5.00%, 07/01/2018 - 03/15/2028	$ 925,000	$ 1,130,160
Series A, NATL
5.50%, 05/15/2024	55,000	71,087
Niagara Tobacco Asset Securitization Corp., Revenue Bonds
4.00%, 05/15/2029	250,000	250,530
Town of Oyster Bay, General Obligation Limited
AGM
3.25%, 08/01/2022	1,365,000	1,479,210
Series B, AGM
4.00%, 11/01/2023	50,000	55,426

		4,419,816

North Carolina - 1.4%
Appalachian State University, Revenue Bonds
3.00%, 10/01/2026	1,060,000	1,109,905
City of Charlotte, Certificate of Participation
Series A
5.00%, 12/01/2021	25,000	30,800
County of Mecklenburg, Certificate of Participation
Series B
5.00%, 02/01/2018	30,000	33,808
County of Union, Revenue Bonds
4.00%, 12/01/2022	40,000	46,407
Winston-Salem State University, Revenue Bonds
5.00%, 06/01/2023	200,000	234,196

		1,455,116

North Dakota - 1.3%
City of Bismarck Water Revenue, Revenue Bonds
2.50%, 04/01/2025 - 04/01/2026	570,000	582,295
North Dakota Housing Finance Agency, Revenue Bonds
2.25%, 01/01/2021	100,000	101,894
2.35%, 07/01/2021	50,000	51,065
2.55%, 01/01/2022	335,000	343,787
2.80%, 07/01/2023	155,000	159,343
2.90%, 07/01/2024	150,000	153,864

		1,392,248

Ohio - 4.9%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2
5.13%, 06/01/2024	1,530,000	1,321,033
Butler County Port Authority, Revenue Bonds
Series A
5.00%, 12/01/2024 - 12/01/2025	575,000	693,910
City of Lorain, General Obligation Limited
BAM
3.00%, 12/01/2024	145,000	155,025
City of Toledo, General Obligation Limited
AGM
5.25%, 12/01/2030	280,000	342,933
Cloverleaf Local School District, Certificate of Participation
BAM
4.00%, 03/01/2024	95,000	104,072

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
County of Allen, Revenue Bonds
Series B
4.13%, 09/01/2020	$ 60,000	$ 67,949
County of Cuyahoga, Revenue Bonds
7.50%, 01/01/2030	180,000	180,319
County of Lucas, Revenue Bonds
Series D
5.00%, 11/15/2018	25,000	28,699
County of Warren, Revenue Bonds
4.00%, 07/01/2018	125,000	135,857
5.00%, 07/01/2022 - 07/01/2023	425,000	503,478
Series B
4.00%, 04/01/2017	25,000	26,619
Ohio Higher Educational Facility Commission, Revenue Bonds
5.00%, 01/01/2019	35,000	40,499
Ohio Housing Finance Agency, Revenue Bonds
Series B-1, GNMA, FNMA
3.80%, 05/01/2021	25,000	27,762
Ohio State Water Development Authority, Revenue Bonds
Series C
4.00%, 06/01/2033 (A)	1,250,000	1,338,362
Toledo-Lucas County Port Authority, Revenue Bonds
Series A
5.00%, 07/01/2020	165,000	185,071

		5,151,588

Oklahoma - 0.6%
Grand River Dam Authority, Revenue Bonds
Series A
4.00%, 06/01/2024	535,000	624,050
Oklahoma Development Finance Authority, Revenue Bonds
5.00%, 06/01/2020	25,000	29,808

		653,858

Oregon - 0.1%
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A
5.00%, 07/01/2019	75,000	87,250
Series B
5.00%, 07/01/2019	45,000	51,793

		139,043

Pennsylvania - 2.5%
Allegheny Valley Joint School District, General Obligation Limited
BAM
5.00%, 11/01/2023	140,000	172,637
Beaver County Industrial Development Authority, Revenue Bonds
Series B
3.50%, 12/01/2035 (A)	840,000	882,773
Central Bradford Progress Authority, Revenue Bonds
5.25%, 12/01/2019	95,000	112,140
County of Westmoreland, General Obligation Unlimited
Series A
5.00%, 12/01/2021	25,000	30,672

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Erie Water Authority, Revenue Bonds
AGM
4.00%, 12/01/2026	$ 100,000	$ 111,657
Hempfield Area School District, General Obligation Unlimited
Series B, XCLA
4.00%, 03/15/2021	25,000	26,590
Indiana County Hospital Authority, Revenue Bonds
Series A
5.50%, 06/01/2029	250,000	286,452
Philadelphia Gas Works Co., Revenue Bonds
5.00%, 07/01/2015	25,000	25,475
School District of Philadelphia, General Obligation Unlimited
Series C
5.00%, 09/01/2017	150,000	165,777
State Public School Building Authority, Revenue Bonds
5.00%, 09/15/2021 - 09/15/2022 (B)	500,000	600,289
AGM
5.00%, 10/01/2020 (B)	235,000	277,399

		2,691,861

Puerto Rico - 3.6%
Commonwealth of Puerto Rico, General Obligation Unlimited
AGM
5.50%, 07/01/2018 - 07/01/2019	285,000	300,171
AGM-CR
4.50%, 07/01/2023	15,000	14,999
5.25%, 07/01/2017	100,000	104,259
Series A, AMBAC
4.60%, 07/01/2019	20,000	20,255
Series A, ASSURED GTY
4.00%, 07/01/2015 - 07/01/2016	80,000	81,337
5.00%, 07/01/2016	35,000	36,014
Series A, NATL-RE
5.50%, 07/01/2019 - 07/01/2020	50,000	52,961
Series A, NATL-RE-IBC
5.50%, 07/01/2016 - 07/01/2018	170,000	176,661
Government Development Bank for Puerto Rico, Revenue Bonds
NATL-RE, COMWLTH GTD
4.75%, 12/01/2015	610,000	611,659
Puerto Rico Electric Power Authority, Revenue Bonds
AGM-CR
5.00%, 07/01/2017	80,000	82,383
ASSURED GTY
5.00%, 07/01/2018	10,000	10,251
Series DDD, AGM
5.00%, 07/01/2023	25,000	25,354
Series KK, AGM
5.50%, 07/01/2015	80,000	81,017
Series LL, NATL-RE
5.50%, 07/01/2016 - 07/01/2017	185,000	193,336
Series MM, NATL-RE
5.00%, 07/01/2020	10,000	10,238

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds (continued)
Series SS, AGM
5.00%, 07/01/2019	$ 45,000	$ 45,164
Series SS, NATL-RE
3.75%, 07/01/2015	20,000	20,179
Series UU, AGM
4.00%, 07/01/2015	50,000	50,302
5.00%, 07/01/2016 - 07/01/2024	525,000	530,729
Puerto Rico Highways & Transportation Authority, Revenue Bonds
NATL-RE
5.00%, 07/01/2018	20,000	20,085
Series A, AMBAC
Zero Coupon, 07/01/2015	300,000	293,910
Series E, AGM
5.50%, 07/01/2015 - 07/01/2017	205,000	210,100
Series L, AGC
5.25%, 07/01/2017 - 07/01/2019	270,000	280,685
Puerto Rico Infrastructure Financing Authority, Revenue Bonds
Series C, AMBAC
5.50%, 07/01/2016 - 07/01/2017	165,000	169,559
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM
5.00%, 08/01/2019	25,000	25,061
Series C, AGM
5.00%, 08/01/2015 - 08/01/2016	250,000	251,358
5.25%, 08/01/2017	25,000	25,588
University of Puerto Rico, Revenue Bonds
Series P, NATL-RE-IBC
5.00%, 06/01/2017	55,000	55,849

		3,779,464

South Carolina - 0.9%
Piedmont Municipal Power Agency, Revenue Bonds
Series A-4
5.00%, 01/01/2020	35,000	41,097
South Carolina State Housing Finance & Development Authority, Revenue Bonds
GMNA, FNMA
2.00%, 07/01/2020	320,000	327,376
2.30%, 01/01/2021	100,000	102,455
South Carolina State Public Service Authority, Revenue Bonds
Series C
5.00%, 12/01/2025	390,000	485,932

		956,860

Tennessee - 0.0% (C)
Tennessee State School Bond Authority, Revenue Bonds
Series C
5.00%, 05/01/2019	30,000	35,221

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas - 7.4%
Brazoria County Municipal Utility District No. 25, General Obligation Unlimited
AGM
3.00%, 09/01/2026 - 09/01/2027 (B)	$ 100,000	$ 100,474
Brazoria-Fort Bend County Municipal Utility District No. 1, General Obligation Unlimited
AGM
3.00%, 09/01/2024	50,000	51,837
Cinco Southwest Municipal Utility District No. 1, Revenue Bonds
BAM
2.00%, 12/01/2018	570,000	587,795
City of Corpus Christi Utility System Revenue, Revenue Bonds
5.00%, 07/15/2019	60,000	70,136
City of Laredo International Toll Bridge System Revenue, Revenue Bonds
AGM
5.00%, 10/01/2022 - 10/01/2023	660,000	797,435
City of Pearland, General Obligation Limited
5.00%, 03/01/2023	25,000	31,078
City of Westworth Village, General Obligation Limited
BAM
3.00%, 08/15/2019	35,000	37,805
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited
AGM
3.00%, 09/01/2026	250,000	253,343
El Paso County Hospital District, General Obligation Limited
5.00%, 08/15/2022	185,000	225,106
Fort Bend County Levee Improvement District No. 7, General Obligation Unlimited
3.00%, 03/01/2023	250,000	271,067
Fort Bend County Municipal Utility District No. 133, General Obligation Unlimited
AGM
2.00%, 09/01/2019	150,000	153,420
Fort Bend County Municipal Utility District No. 139, General Obligation Unlimited
BAM
3.75%, 09/01/2026	50,000	53,438
Fort Bend County Municipal Utility District No. 50, General Obligation Unlimited
MAC
4.00%, 09/01/2023 - 09/01/2024	1,005,000	1,100,768
Fort Bend County Municipal Utility District No. 57, General Obligation Unlimited
AGM
3.00%, 04/01/2023 - 04/01/2025	835,000	855,231
Fort Bend County Municipal Utility District No. 58, General Obligation Unlimited
AGM
2.50%, 04/01/2020	110,000	113,193
3.00%, 04/01/2021 - 04/01/2022	450,000	472,997
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds
Series A
4.38%, 11/15/2021	20,000	22,602

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris County Municipal Utility District No. 389, General Obligation Unlimited
BAM
4.00%, 09/01/2025	$ 120,000	$ 132,803
Harris County Municipal Utility District No. 412, General Obligation Unlimited
MAC
2.00%, 09/01/2019 (B)	225,000	228,728
3.00%, 09/01/2021 - 09/01/2023 (B)	360,000	377,199
4.00%, 09/01/2024 (B)	220,000	241,978
Harris County Municipal Utility District No. 419, General Obligation Unlimited
Series A, BAM
3.00%, 09/01/2026	140,000	143,766
Harris County Municipal Utility District No. 49, General Obligation Unlimited
BAM
6.00%, 04/01/2020	50,000	60,866
Harris-Fort Bend Counties Municipal Utility District No. 3, General Obligation Unlimited
BAM
3.00%, 04/01/2021 - 04/01/2022	420,000	441,887
Lower Colorado River Authority, Revenue Bonds
5.00%, 05/15/2020	35,000	41,519
Metropolitan Transit Authority of Harris County, Revenue Bonds
Series A
5.00%, 11/01/2020	40,000	47,308
Montgomery County Municipal Utility District No. 112, General Obligation Unlimited
BAM
2.50%, 10/01/2022	85,000	86,020
3.00%, 10/01/2023	95,000	98,059
Montgomery County Municipal Utility District No. 94, General Obligation Unlimited
Series A, BAM
3.25%, 10/01/2026	210,000	215,914
Rolling Creek Utility District, General Obligation Unlimited
MAC
3.00%, 09/01/2026 (B)	320,000	328,534
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds
ASSURED GTY
4.50%, 09/01/2019	65,000	73,527
University of Houston, Revenue Bonds
Series A
5.00%, 02/15/2024	40,000	47,688
University of North Texas, Revenue Bonds
Series A, AGM
5.50%, 04/15/2017	50,000	50,222

		7,813,743

Utah - 0.8%
City of Riverton, Revenue Bonds
5.00%, 08/15/2018	75,000	85,336
South Davis Recreational District, General Obligation Unlimited
4.00%, 01/01/2025	50,000	57,015

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah (continued)
Utah State Board of Regents, Revenue Bonds
Series EE-2
5.00%, 11/01/2019	$ 40,000	$ 47,237
Utah State Charter School Finance Authority, Revenue Bonds
4.00%, 04/15/2020	380,000	428,602
4.25%, 04/15/2034	170,000	181,852
Washington County Water Conservancy District, Revenue Bonds
5.00%, 10/01/2022	50,000	61,262

		861,304

Virginia - 0.1%
Virginia College Building Authority, Revenue Bonds
Series B
5.00%, 09/01/2028	50,000	58,126

Washington - 0.2%
Central Puget Sound Regional Transit Authority, Revenue Bonds
NATL
4.75%, 02/01/2028	50,000	50,540
Energy Northwest, Revenue Bonds
Series A
5.25%, 07/01/2018	35,000	40,243
Port of Seattle, Revenue Bonds
Series A
5.00%, 08/01/2018	25,000	28,469
Snohomish County Public Utility District No. 1, Revenue Bonds
5.00%, 12/01/2021	25,000	30,673
Washington Health Care Facilities Authority, Revenue Bonds
Series A
5.00%, 10/01/2019	25,000	29,196

		179,121

West Virginia - 0.1%
Berkeley County Public Service District, Revenue Bonds
Series A, AGM
3.50%, 12/01/2026	25,000	27,292
West Virginia University, Revenue Bonds
Series A
5.00%, 10/01/2024	25,000	30,586

		57,878

Wisconsin - 0.5%
Lomira School District, General Obligation Unlimited
3.00%, 03/01/2025	80,000	84,536
Public Finance Authority, Revenue Bonds
Series A
4.50%, 09/01/2026	170,000	181,880
State of Wisconsin, Revenue Bonds
Series A
5.00%, 05/01/2019	25,000	29,260

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
5.00%, 08/15/2022 - 08/15/2023	$ 140,000	$ 163,024
Series B
5.00%, 08/15/2018	25,000	28,436

		487,136

Total Municipal Government Obligations (Cost $93,655,082)		96,879,401

	Shares	Value
INVESTMENT COMPANIES - 0.8%
Capital Markets - 0.8%
PIMCO Municipal Income Fund III	8,940	103,704
ProShares Short 20+ Year Treasury (D)	20,000	458,000
ProShares UltraPro Short 20+ Year Treasury (D)	10,100	317,241

Total Investment Companies (Cost $886,891)		878,945

	Principal	Value
REPURCHASE AGREEMENT - 16.5%
State Street Bank & Trust Co. 0.01% (E), dated 01/30/2015, to be repurchased at $17,426,640 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 03/20/2028, and with a value of $17,776,246.	$ 17,426,625	17,426,625

Total Repurchase Agreement (Cost $17,426,625)		17,426,625

Total Investments (Cost $111,968,598) (F)		115,184,971
Net Other Assets (Liabilities) - (8.9)%		(9,424,575)

Net Assets - 100.0%		$ 105,760,396

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Municipal Government Obligations	$—	$96,879,401	$—	$96,879,401
Investment Companies	878,945	—	—	878,945
Repurchase Agreement	—	17,426,625	—	17,426,625

Total Investments	$878,945	$114,306,026	$—	$115,184,971

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. Rate is disclosed as of January 31, 2015.
(B)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Non-income producing security.
(E)	Rate disclosed reflects the yield at January 31, 2015.
(F)	Aggregate cost for federal income tax purposes is $111,968,598. Aggregate gross unrealized appreciation and depreciation for all securities is $3,255,304 and $38,931, respectively. Net unrealized appreciation for tax purposes is $3,216,373.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
ASSURED GTY	Assured Guaranty, Ltd.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CNTY	County
COMWLTH	Commonwealth
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTD	Guaranteed
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
NATL-RE	National Public Finance Guarantee Corp. Reinsured
Q-SBLF	Qualified School Bond Loan Fund Program
RADIAN	Radian Asset Assurance Inc.
XLCA	Syncora (formerly XL Capital Assurance, Inc.)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 11.2%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	$ 4,323,189	$ 5,617,781
U.S. Treasury Note
0.25%, 05/15/2015	3,360,000	3,361,838
0.38%, 08/31/2015	23,562,800	23,598,686
0.50%, 09/30/2016	7,286,000	7,300,798
1.38%, 07/31/2018	19,125,000	19,420,845
1.75%, 05/15/2022	22,629,100	23,009,201
2.50%, 08/15/2023	3,763,000	4,031,994

Total U.S. Government Obligations (Cost $83,818,388)		86,341,143

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.3%
Federal Home Loan Mortgage Corp., IO
5.00%, 08/01/2035	1,836,440	306,174
Federal National Mortgage Association
3.50%, TBA	20,328,000	21,582,221
4.00%, TBA	3,468,000	3,714,011

Total U.S. Government Agency Obligations (Cost $26,187,522)		25,602,406

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Canada Housing Trust No. 1
3.15%, 06/15/2015 (A)	CAD 2,500,000	1,985,579
Mexican Bonos
7.25%, 12/15/2016	MXN 28,500,000	2,029,667
8.50%, 12/13/2018	15,428,600	1,177,362
Philippine Government International Bond
4.95%, 01/15/2021	PHP 90,000,000	2,189,123

Total Foreign Government Obligations (Cost $8,008,122)		7,381,731

MORTGAGE-BACKED SECURITIES - 13.0%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 (A)	$ 439,811	452,641
Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	379,660	389,039
Series 2005-14, Class 4A1
0.39%, 05/25/2035 (B)	2,044,946	1,740,251
Series 2006-OC1, Class 2A3A
0.49%, 03/25/2036 (B)	2,596,316	2,288,970
American Home Mortgage Assets Trust
Series 2007-2, Class A1
0.29%, 03/25/2047 (B)	1,050,698	844,020
BB-UBS Trust
Series 2012-TFT, Class C
3.47%, 06/05/2030 (A) (B)	3,925,000	3,835,412
BBCMS Trust
Series 2014-BXO, Class C
2.17%, 08/15/2027 (A) (B)	3,735,000	3,739,964
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.70%, 08/26/2035 (A) (B)	296,103	292,766
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 (A) (B)	557,276	591,976
Series 2009-RR6, Class 2A1
2.55%, 08/26/2035 (A) (B)	561,774	559,587
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 (A) (B)	608,830	623,521
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX
4.69%, 07/05/2033 (A) (B)	4,500,000	4,624,349

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class C
2.32%, 08/15/2026 (A) (B)	$ 4,500,000	$ 4,506,359
CD Commercial Mortgage Trust
Series 2007-CD4, Class A1A
5.29%, 12/11/2049 (B)	986,796	1,034,287
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1
0.44%, 04/25/2035 (B)	618,655	533,868
Citigroup Commercial Mortgage Trust
Series 2014-388G, Class D
1.92%, 06/15/2033 (A) (B)	1,280,000	1,273,021
Citigroup Mortgage Loan Trust
Series 2014-A, Class A
4.00%, 01/25/2035 (A) (B)	2,038,760	2,120,374
COMM Mortgage Trust
Series 2014-PAT, Class D
2.32%, 08/13/2027 (A) (B)	1,825,000	1,807,252
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class A1A
5.36%, 02/15/2040	3,419,371	3,621,921
CSMC Trust
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 (A) (B)	230,109	229,137
Series 2014-11R, Class 17A1
0.00%, 12/27/2036 (A) (B) (C)	1,920,953	1,815,734
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.56%, 04/10/2031 (A) (B)	5,000,000	5,157,605
HarborView Mortgage Loan Trust
Series 2006-9, Class 2A1A
0.38%, 11/19/2036 (B)	6,561,624	4,849,165
Series 2007-2, Class 2A1A
0.33%, 05/25/2038 (B)	5,691,593	4,201,403
Hilton USA Trust
Series 2013-HLF, Class CFL
2.07%, 11/05/2030 (A) (B)	1,537,325	1,535,407
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.32%, 08/25/2037 (B)	1,397,327	1,171,579
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.59%, 12/26/2037 (A) (B)	226,302	225,643
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 (A)	132,145	137,623
Series 2009-R7, Class 12A1
2.62%, 08/26/2036 (A) (B)	102,128	101,052
Series 2009-R7, Class 1A1
2.35%, 02/26/2036 (A) (B)	473,900	465,716
Series 2009-R7, Class 4A1
2.39%, 09/26/2034 (A) (B)	262,195	257,652
Series 2009-R9, Class 1A1
2.24%, 08/26/2046 (A) (B)	313,595	316,924
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11, Class AM
5.80%, 06/15/2049 (B)	3,800,000	4,009,984
Series 2007-LD11, Class ASB
5.80%, 06/15/2049 (B)	484,215	506,974
Series 2014-DSTY, Class B
3.77%, 06/10/2027 (A)	3,835,000	3,998,678
Series 2014-DSTY, Class C

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
3.80%, 06/10/2027 (A) (B)	$ 4,475,000	$ 4,590,285
Series 2014-FBLU, Class D
2.77%, 12/15/2028 (A) (B)	3,750,000	3,756,281
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR2, Class MLB
5.75%, 06/15/2050 (A) (B)	3,110,000	3,300,472
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
2.80%, 01/27/2047 (A) (B)	163,559	164,841
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
5.86%, 07/15/2044 (B)	1,289,903	1,410,829
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1
3.01%, 03/25/2036 (B)	2,912,405	2,164,695
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.80%, 08/15/2045 (A) (B)	2,206,513	2,371,044
Series 2010-R4, Class 3A
5.50%, 08/26/2047 (A)	728,752	754,357
Series 2014-R4, Class 4A
2.65%, 11/21/2035 (A) (B)	4,200,882	4,280,522
ORES LLC
Series 2014-LV3, Class A
3.00%, 03/27/2024 (A)	818,326	818,337
RALI Trust
Series 2006-QO1, Class 3A1
0.44%, 02/25/2046 (B)	1,859,638	1,150,789
Residential Asset Securitization Trust
Series 2004-A4, Class A11
5.50%, 08/25/2034	1,564,674	1,639,431
Structured Asset Mortgage Investments II Trust
Series 2006-AR7, Class A1BG
0.29%, 08/25/2036 (B)	6,620,404	5,065,801
Series 2007-AR3, Class 1A3
0.38%, 09/25/2047 (B)	5,826,610	4,129,755
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (B)	131,900	133,116
Series 2003-L, Class 1A2
2.49%, 11/25/2033 (B)	94,768	94,771

Total Mortgage-Backed Securities (Cost $97,827,141)		99,685,180

ASSET-BACKED SECURITIES - 6.7%
BXG Receivables Note Trust
Series 2013-A, Class A
3.01%, 12/04/2028 (A)	1,598,854	1,613,846
Series 2015-A, Class A
2.88%, 05/02/2030 (A)	3,810,000	3,811,238
Countrywide Asset-Backed Certificates
Series 2005-AB3, Class 2A3
0.53%, 02/25/2036 (B)	2,902,425	2,711,283
Series 2006-22, Class 2A3
0.33%, 01/25/2034 (B)	3,260,039	2,912,998
Series 2006-6, Class 2A3
0.45%, 09/25/2036 (B)	3,600,000	3,058,848
CWABS Asset-Backed Certificates Trust
Series 2006-17, Class 2A2
0.32%, 03/25/2047 (B)	4,310,922	3,611,286

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 (A)	$ 1,336,035	$ 1,331,447
Series 2013-2, Class A
2.27%, 05/20/2026 (A)	1,069,913	1,076,863
Series 2014-1, Class A
2.54%, 05/20/2027 (A)	3,324,993	3,327,264
GSAA Trust
Series 2006-1, Class A3
0.50%, 01/25/2036 (B)	1,843,671	1,284,791
GSAMP Trust
Series 2006-HE1, Class A2D
0.48%, 01/25/2036 (B)	2,270,000	2,083,667
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.41%, 03/20/2036 (B)	1,210,347	1,200,736
JGWPT XXIII LLC
Series 2011-1A, Class A
4.70%, 10/15/2056 (A)	2,647,286	3,020,649
Lehman XS Trust
Series 2005-8, Class 1A3
0.52%, 12/25/2035 (B)	1,921,839	1,258,516
Orange Lake Timeshare Trust
Series 2014-AA, Class A
2.29%, 07/09/2029 (A)	1,471,421	1,458,284
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.49%, 02/25/2036 (B)	979,718	962,483
SBA Tower Trust
Series 2014-1A, Class C
2.90%, 10/15/2044 (A)	3,245,000	3,302,907
Sierra Timeshare Receivables Funding LLC
Series 2011-2A, Class A
3.26%, 05/20/2028 (A)	653,988	664,112
Series 2014-1A, Class A
2.07%, 03/20/2030 (A)	1,429,095	1,438,406
Soundview Home Loan Trust
Series 2006-3, Class A3
0.33%, 11/25/2036 (B)	3,795,820	3,209,575
Spirit Master Funding LLC
Series 2014-3A, Class A
5.74%, 03/20/2042 (A) (J)	6,569,373	7,335,099
Westgate Resorts LLC
Series 2013-1A, Class A
2.25%, 08/20/2025 (A)	514,914	515,131

Total Asset-Backed Securities (Cost $46,558,104)		51,189,429

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
Rhode Island Economic Development Corp., Revenue Bonds
AGM
6.00%, 11/01/2015 (D)	545,000	560,167
State of California, General Obligation Unlimited
7.95%, 03/01/2036	3,150,000	3,938,382

Total Municipal Government Obligations (Cost $3,914,547)		4,498,549

CORPORATE DEBT SECURITIES - 57.8%
Aerospace & Defense - 0.2%
Bombardier, Inc.
4.75%, 04/15/2019 (A) (E)	2,010,000	1,889,400

Airlines - 1.6%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	665,659	757,188

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
American Airlines Pass-Through Trust
4.00%, 01/15/2027	$ 2,692,766	$ 2,800,477
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	1,700,673	1,828,223
7.46%, 10/01/2016	73,837	74,294
U.S. Airways Pass-Through Trust
3.95%, 05/15/2027	1,218,455	1,264,147
UAL Pass-Through Trust
10.40%, 05/01/2018	1,660,223	1,836,539
United Airlines Pass-Through Trust
3.75%, 03/03/2028	2,065,000	2,065,000
Virgin Australia Trust
5.00%, 04/23/2025 (A)	1,387,369	1,435,927

		12,061,795

Automobiles - 0.4%
Chrysler Group LLC / CG Co-Issuer, Inc.
8.25%, 06/15/2021	3,100,000	3,448,750

Banks - 8.8%
Barclays Bank PLC
10.18%, 06/12/2021 (A)	4,945,000	6,770,457
BBVA Bancomer SA
6.50%, 03/10/2021 (A) (E)	3,000,000	3,325,500
BNP Paribas SA Series MTN
2.38%, 09/14/2017	3,225,000	3,298,630
CIT Group, Inc.
4.75%, 02/15/2015 (A)	570,000	569,558
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 (A) (B) (F)	4,305,000	5,542,687
Deutsche Bank AG
6.00%, 09/01/2017	4,140,000	4,611,012
HBOS PLC Series MTN
6.75%, 05/21/2018 (A)	4,465,000	5,022,915
HSBC Holdings PLC
6.38%, 09/17/2024 (B) (F)	3,260,000	3,343,163
ING Bank NV
5.80%, 09/25/2023 (A)	4,545,000	5,194,790
Intesa Sanpaolo SpA
2.38%, 01/13/2017	1,500,000	1,519,824
3.13%, 01/15/2016	2,750,000	2,794,025
5.02%, 06/26/2024 (A)	1,930,000	1,987,840
Regions Bank
7.50%, 05/15/2018	4,955,000	5,809,693
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	4,135,000	4,368,483
Santander Bank NA
2.00%, 01/12/2018	4,190,000	4,209,437
Societe Generale SA
5.75%, 04/20/2016 (A)	2,569,000	2,689,946
Turkiye Halk Bankasi AS
4.75%, 06/04/2019 (A)	1,070,000	1,079,373
Wells Fargo & Co.
7.98%, 03/15/2018 (B) (F)	5,105,000	5,602,737

		67,740,070

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL 2,200,000	806,783

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 1.2%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	$ 3,325,000	$ 2,751,438
Owens Corning
4.20%, 12/15/2022	5,923,000	6,190,145

		8,941,583

Capital Markets - 1.6%
Bank of New York Mellon Corp. Series MTN
3.65%, 02/04/2024 (E)	1,000,000	1,083,160
Goldman Sachs Group, Inc.
5.70%, 05/10/2019 (B) (F)	1,770,000	1,813,696
Morgan Stanley
5.45%, 07/15/2019 (B) (F)	1,210,000	1,229,759
5.75%, 01/25/2021	1,850,000	2,167,053
Prospect Capital Corp.
5.88%, 03/15/2023 (E)	2,625,000	2,718,151
UBS AG
7.63%, 08/17/2022 (E)	2,805,000	3,348,149

		12,359,968

Commercial Services & Supplies - 1.1%
Hertz Corp.
6.75%, 04/15/2019	1,765,000	1,817,950
Steelcase, Inc.
6.38%, 02/15/2021 (E)	3,180,000	3,721,662
Trinity Industries, Inc.
4.55%, 10/01/2024 (E)	2,675,000	2,653,279

		8,192,891

Communications Equipment - 0.7%
Motorola Solutions, Inc.
3.50%, 09/01/2021	5,230,000	5,315,584

Construction Materials - 0.7%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	5,050,000	5,457,979

Consumer Finance - 0.9%
Ally Financial, Inc.
4.63%, 06/26/2015	890,000	896,675
Springleaf Finance Corp. Series MTN
6.90%, 12/15/2017	5,640,000	6,034,800

		6,931,475

Containers & Packaging - 0.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.24%, 12/15/2019 (A) (B)	2,400,000	2,304,000
Exopack Holding Corp.
10.00%, 06/01/2018 (A)	1,280,000	1,347,200

		3,651,200

Distributors - 0.4%
Owens & Minor, Inc.
3.88%, 09/15/2021 (E)	3,060,000	3,194,909

Diversified Financial Services - 4.8%
Bank of America Corp.
6.50%, 07/15/2018	2,420,000	2,779,438
Series MTN
6.88%, 04/25/2018	4,050,000	4,665,879

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup, Inc.
5.95%, 01/30/2023 (B) (F)	$ 5,020,000	$ 5,013,725
General Electric Capital Corp.
7.13%, 06/15/2022 (B) (F)	3,700,000	4,305,875
ILFC E-Capital Trust I
4.37%, 12/21/2065 (A) (B)	2,545,000	2,370,031
Jefferies Group LLC
5.13%, 01/20/2023	1,935,000	1,999,497
JPMorgan Chase & Co.
5.15%, 05/01/2023 (B) (E) (F)	4,810,000	4,641,650
Oaktree Capital Management, LP
6.75%, 12/02/2019 (A)	2,855,000	3,430,174
Vesey Street Investment Trust I
4.40%, 09/01/2016 (G)	3,745,000	3,928,610
Voya Financial, Inc.
5.50%, 07/15/2022	3,030,000	3,512,834

		36,647,713

Diversified Telecommunication Services - 3.2%
CenturyLink, Inc.
5.80%, 03/15/2022	2,975,000	3,131,187
Frontier Communications Corp.
7.63%, 04/15/2024	3,375,000	3,569,062
GTP Acquisition Partners I LLC
7.63%, 06/15/2041 (A)	500,000	523,038
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	925,000	988,594
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	3,484,000	3,693,040
Level 3 Communications, Inc.
8.88%, 06/01/2019	180,000	190,350
Level 3 Financing, Inc.
8.13%, 07/01/2019	4,200,000	4,457,250
Unison Ground Lease Funding LLC
6.39%, 04/15/2040 (A)	4,615,000	5,384,090
Verizon Communications, Inc.
1.77%, 09/15/2016 (B)	2,387,000	2,429,818

		24,366,429

Electric Utilities - 0.1%
EDP Finance BV
5.25%, 01/14/2021 (A) (E)	945,000	1,006,642

Electrical Equipment - 0.2%
Anixter, Inc.
5.95%, 03/01/2015	1,360,000	1,362,856

Energy Equipment & Services - 1.7%
Hiland Partners, LP / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (A)	2,315,000	2,488,625
NuStar Logistics, LP
8.15%, 04/15/2018	2,196,000	2,474,497
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	1,050,000	1,149,750
Seadrill, Ltd.
6.13%, 09/15/2017 (A) (E)	1,700,000	1,415,250
Transocean, Inc.
6.38%, 12/15/2021 (E)	2,221,000	1,836,489
Weatherford International, Ltd.
9.63%, 03/01/2019	3,657,000	3,898,673

		13,263,284

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 0.7%
CVS Health Corp.
2.25%, 08/12/2019 (E)	$ 1,570,000	$ 1,603,300
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	3,695,000	3,835,107

		5,438,407

Food Products - 0.4%
Post Holdings, Inc.
7.38%, 02/15/2022 (E)	2,833,000	2,882,578

Health Care Equipment & Supplies - 0.9%
Becton Dickinson and Co.
2.68%, 12/15/2019	2,500,000	2,565,942
Hologic, Inc.
6.25%, 08/01/2020	1,465,000	1,529,094
Mallinckrodt International Finance SA
3.50%, 04/15/2018 (E)	3,155,000	3,060,350

		7,155,386

Health Care Providers & Services - 0.9%
CHS / Community Health Systems, Inc.
7.13%, 07/15/2020	3,400,000	3,621,000
Express Scripts Holding Co.
4.75%, 11/15/2021	2,920,000	3,303,717

		6,924,717

Hotels, Restaurants & Leisure - 0.6%
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	912,000	922,260
Wyndham Worldwide Corp.
2.50%, 03/01/2018	3,510,000	3,538,536

		4,460,796

Household Durables - 0.2%
Meritage Homes Corp.
4.50%, 03/01/2018	1,500,000	1,492,500

Household Products - 0.6%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	4,190,000	4,284,275

Independent Power and Renewable Electricity Producers - 0.8%
NRG Energy, Inc.
7.88%, 05/15/2021 (E)	5,535,000	5,936,288

Insurance - 5.8%
American Financial Group, Inc.
9.88%, 06/15/2019	3,275,000	4,265,779
American International Group, Inc. Series MTN
5.85%, 01/16/2018	3,055,000	3,446,327
Chubb Corp.
6.38%, 03/29/2067 (B)	3,713,000	3,982,192
Fidelity National Financial, Inc.
6.60%, 05/15/2017 (E)	2,170,000	2,389,311
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	3,365,000	3,907,051
Hartford Financial Services Group, Inc.
5.50%, 10/15/2016	3,124,000	3,343,474
Oil Insurance, Ltd.
3.24%, 03/02/2015 (A) (B) (F)	1,245,000	1,115,503
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (B)	3,065,000	3,076,494

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Sompo Japan Insurance, Inc.
5.33%, 03/28/2073 (A) (B)	$ 5,635,000	$ 6,036,494
Stone Street Trust
5.90%, 12/15/2015 (A)	3,675,000	3,815,712
ZFS Finance USA Trust II
6.45%, 12/15/2065 (A) (B)	8,605,000	8,992,225

		44,370,562

IT Services - 1.0%
Cardtronics, Inc.
5.13%, 08/01/2022 (A)	4,320,000	4,212,000
SunGard Data Systems, Inc.
6.63%, 11/01/2019	3,150,000	3,165,750

		7,377,750

Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	3,650,000	3,791,872

Media - 1.8%
Cablevision Systems Corp.
7.75%, 04/15/2018	3,675,000	4,024,125
CCO Holdings LLC / CCO Holdings Capital Corp.
6.50%, 04/30/2021	65,000	68,412
7.25%, 10/30/2017 (E)	1,360,000	1,414,400
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	5,805,000	6,121,725
Numericable-SFR
4.88%, 05/15/2019 (A)	2,350,000	2,350,000

		13,978,662

Metals & Mining - 1.2%
Anglo American Capital PLC
9.38%, 04/08/2019 (A)	1,956,000	2,430,615
Glencore Finance Canada, Ltd.
5.80%, 11/15/2016 (A)	1,950,000	2,084,948
Glencore Funding LLC
2.50%, 01/15/2019 (A) (E)	955,000	940,443
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	2,734,000	3,505,043

		8,961,049

Multi-Utilities - 0.4%
Black Hills Corp.
4.25%, 11/30/2023	1,730,000	1,902,170
5.88%, 07/15/2020	1,200,000	1,404,944

		3,307,114

Oil, Gas & Consumable Fuels - 3.1%
California Resources Corp.
5.00%, 01/15/2020 (A) (E)	1,606,000	1,385,175
Chesapeake Energy Corp.
3.50%, 04/15/2019 (B)	1,465,500	1,421,535
6.50%, 08/15/2017 (E)	2,175,000	2,316,375
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	1,706,000	1,654,820
Energy Transfer Partners, LP
4.90%, 02/01/2024	2,342,000	2,537,709
Gazprom OAO Via GAZ Capital SA
5.09%, 11/29/2015 (A)	725,000	717,750
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	3,255,000	2,481,938
Lukoil International Finance BV
3.42%, 04/24/2018 (A)	1,550,000	1,302,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance BV
3.00%, 01/15/2019 (E)	$ 3,980,000	$ 3,398,084
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 (A)	1,351,000	1,573,915
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 (A) (E)	2,270,000	2,701,300
Rosneft Finance SA
6.25%, 02/02/2015 (A)	1,835,000	1,835,000
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 (A)	765,000	661,725

		23,987,326

Paper & Forest Products - 0.6%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 (A) (E)	633,000	654,364
Boise Cascade Co.
6.38%, 11/01/2020	1,455,000	1,527,750
Coveris Holdings SA
7.88%, 11/01/2019 (A)	2,300,000	2,323,000

		4,505,114

Pharmaceuticals - 1.2%
Actavis Funding SCS
1.30%, 06/15/2017	2,235,000	2,214,355
Actavis, Inc.
3.25%, 10/01/2022 (E)	2,015,000	2,001,491
Perrigo Co. PLC
2.30%, 11/08/2018 (E)	4,718,000	4,776,999

		8,992,845

Real Estate Investment Trusts - 2.8%
ARC Properties Operating Partnership LP
2.00%, 02/06/2017 (E)	3,405,000	3,268,657
CBL & Associates, LP
5.25%, 12/01/2023	1,463,000	1,622,128
EPR Properties
5.75%, 08/15/2022	875,000	978,567
7.75%, 07/15/2020	4,778,000	5,837,655
Government Properties Income Trust
3.75%, 08/15/2019	4,180,000	4,325,276
Hospitality Properties Trust
5.00%, 08/15/2022	1,653,000	1,788,181
Kilroy Realty, LP
6.63%, 06/01/2020 (E)	3,407,000	4,035,993

		21,856,457

Road & Rail - 1.2%
Aviation Capital Group Corp.
4.63%, 01/31/2018 (A)	1,410,000	1,459,894
7.13%, 10/15/2020 (A)	6,535,000	7,521,641

		8,981,535

Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp.
4.13%, 11/01/2021	2,085,000	2,194,561

Software - 0.4%
First Data Corp.
6.75%, 11/01/2020 (A)	442,000	472,940
7.38%, 06/15/2019 (A)	2,860,000	2,999,425

		3,472,365

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.3%
Claire’s Stores, Inc.
9.00%, 03/15/2019 (A)	$ 2,425,000	$ 2,267,375

Tobacco - 0.4%
Lorillard Tobacco Co.
8.13%, 06/23/2019	2,700,000	3,319,979

Trading Companies & Distributors - 0.6%
International Lease Finance Corp.
6.75%, 09/01/2016 (A)	4,530,000	4,835,775

Wireless Telecommunication Services - 2.9%
Crown Castle Towers LLC
4.88%, 08/15/2040 (A)	2,150,000	2,381,987
6.11%, 01/15/2040 (A)	5,000,000	5,782,825
SBA Tower Trust
5.10%, 04/15/2042 (A)	3,680,000	3,868,199
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	5,430,000	6,258,075
WCP Wireless Site Funding / WCP Wireless Site RE Funding
4.14%, 11/15/2040 (A)	1,372,065	1,391,097
6.83%, 11/15/2040 (A)	2,570,000	2,634,348

		22,316,531

Total Corporate Debt Securities (Cost $434,717,522)		443,731,130

CONVERTIBLE BOND - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc.
8.63%, 07/15/2020	2,090,000	2,279,145

Total Convertible Bond (Cost $2,293,999)		2,279,145

LOAN ASSIGNMENTS - 0.5%
Food & Staples Retailing - 0.1%
Albertson’s LLC, Term Loan B2
4.75%, 03/21/2019 (B)	495,012	493,362

Metals & Mining - 0.1%
Atkore International, Inc., 2nd Lien Term Loan
7.75%, 10/09/2021 (B)	550,000	536,250

Technology Hardware, Storage & Peripherals - 0.3%
Dell, Inc., Term Loan B
4.50%, 04/29/2020 (B)	2,641,563	2,641,563

Total Loan Assignments (Cost $3,663,006)		3,671,175

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 3.3%
U.S. Treasury Bill
0.03%, 03/12/2015 (H)	25,520,700	25,519,977

Total Short-Term U.S. Government Obligation (Cost $25,519,977)		25,519,977

	Shares	Value
PREFERRED STOCKS - 0.8%
Banks - 0.1%
CoBank ACB
Series F, 6.25% (B)	9,770	1,002,646

	Shares	Value
PREFERRED STOCKS (continued)
Consumer Finance - 0.2%
Ally Financial, Inc.
Series A, 8.50% (B)	69,200	$ 1,825,496

Diversified Telecommunication Services - 0.5%
Centaur Funding Corp.
Series B, 9.08% (A)	2,661	3,405,249

Total Preferred Stocks (Cost $6,173,198)		6,233,391

COMMON STOCK - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc. (E)	26,000	1,188,460

Total Common Stock (Cost $814,250)		1,188,460

WARRANT - 0.3%
Banks - 0.3%
Wells Fargo & Co. (I)
Exercise Price $34.01
Expires 10/28/2018	148,210	2,741,885

Total Warrant (Cost $1,141,217)		2,741,885

SECURITIES LENDING COLLATERAL - 5.0%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (H)	38,309,116	38,309,116

Total Securities Lending Collateral (Cost $38,309,116)		38,309,116

	Principal	Value
REPURCHASE AGREEMENT - 4.1%
State Street Bank & Trust Co. 0.01% (H), dated 01/30/2015, to be repurchased at $31,562,376 on 02/02/2015. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $32,193,942.	$ 31,562,349	31,562,349

Total Repurchase Agreement (Cost $31,562,349)		31,562,349

Total Investments (Cost $810,508,458) (K)		829,935,066
Net Other Assets (Liabilities) - (8.0)%		(61,721,670)

Net Assets - 100.0%		$ 768,213,396

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (M)	Value at January 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$86,341,143	$—	$86,341,143
U.S. Government Agency Obligations	—	25,602,406	—	25,602,406
Foreign Government Obligations	—	7,381,731	—	7,381,731
Mortgage-Backed Securities	—	99,685,180	—	99,685,180
Asset-Backed Securities	—	43,854,330	7,335,099	51,189,429
Municipal Government Obligations	—	4,498,549	—	4,498,549
Corporate Debt Securities	—	443,731,130	—	443,731,130
Convertible Bond	—	2,279,145	—	2,279,145
Loan Assignments	—	3,671,175	—	3,671,175
Short-Term U.S. Government Obligation	—	25,519,977	—	25,519,977
Preferred Stocks	6,233,391	—	—	6,233,391
Common Stock	1,188,460	—	—	1,188,460
Warrant	2,741,885	—	—	2,741,885
Securities Lending Collateral	38,309,116	—	—	38,309,116
Repurchase Agreement	—	31,562,349	—	31,562,349

Total Investments	$48,472,852	$774,127,115	$7,335,099	$829,935,066

Investments	Transfer from Level 1 to Level 2	Transfer from Level 2 to Level 1	Transfer from Level 2 to Level 3 (N)	Transfer from Level 3 to Level 2
Asset-Backed Securities	$—	$—	$7,335,099	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $238,350,879, representing 31.03% of the Fund’s net assets.
(B)	Floating or variable rate security. Rate is disclosed as of January 31, 2015.
(C)	Percentage rounds to less than 0.01% or (0.01)%.
(D)	Total aggregate value of illiquid securities is $560,167, representing 0.07% of the Fund’s net assets.
(E)	All or a portion of the security is on loan. The value of all securities on loan is $37,525,692. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	The security has a perpetual maturity; the date shown is the next call date.
(G)	Step bond. Coupon rate changes in increments to maturity; the rate is as of January 31, 2015. Maturity date disclosed is the ultimate maturity date.
(H)	Rate disclosed reflects the yield at January 31, 2015.
(I)	Non-income producing security.
(J)	Fair valued as determined in good faith in accordance with procedures established by the board of trustees. Total aggregate fair value of securities is $7,335,099, representing 0.95% of the Fund’s net assets.
(K)	Aggregate cost for federal income tax purposes is $810,508,458. Aggregate gross unrealized appreciation and depreciation for all securities is $27,587,528 and $8,160,920, respectively. Net unrealized appreciation for tax purposes is $19,426,608.
(L)	The Fund recognizes transfers between Levels at the end of the reporting period. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.
(N)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs, as of prior reporting period the security utilized significant observable inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
MXN	Mexican Peso
PHP	Philippine Peso

PORTFOLIO ABBREVIATIONS:

AGM	Assured Guaranty Municipal Corp.
IO	Interest only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 3.6%
Banks - 0.7%
CIT Group, Inc.
5.25%, 03/15/2018	$ 1,500,000	$ 1,556,250

Chemicals - 0.3%
Hexion US Finance Corp.
6.63%, 04/15/2020 (A)	750,000	704,532

Consumer Finance - 0.2%
Springleaf Finance Corp.
5.25%, 12/15/2019 (A)	500,000	499,400

Food Products - 0.2%
Post Holdings, Inc.
6.75%, 12/01/2021 (A) (B)	500,000	488,750

Health Care Providers & Services - 0.7%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (A)	1,000,000	1,038,750
LifePoint Hospitals, Inc.
5.50%, 12/01/2021 (A)	500,000	525,625

		1,564,375

Household Durables - 0.5%
Meritage Homes Corp.
4.50%, 03/01/2018	1,000,000	995,000

Household Products - 0.5%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020 (A)	1,000,000	1,022,500

Media - 0.3%
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	500,000	510,000

Oil, Gas & Consumable Fuels - 0.2%
CITGO Petroleum Corp.
6.25%, 08/15/2022 (B)	396,000	384,120

Total Corporate Debt Securities (Cost $7,804,271)		7,724,927

LOAN ASSIGNMENTS - 92.6%
Aerospace & Defense - 1.3%
BE Aerospace, Inc., Term Loan B
4.00%, 12/16/2021 (C)	1,000,000	1,000,156
Silver II US Holdings LLC, Term Loan
4.00%, 12/13/2019 (C)	922,290	860,420
TransDigm, Inc., Term Loan C
3.75%, 02/28/2020 (C)	987,406	971,909

		2,832,485

Auto Components - 2.1%
Crowne Group LLC, 1st Lien Term Loan
6.00%, 09/29/2020 (C)	997,500	977,550
Goodyear Tire & Rubber Co., 2nd Lien Term Loan
4.75%, 04/30/2019 (C)	3,000,000	2,996,250
UCI International, Inc., Term Loan B
5.50%, 07/26/2017 (C)	493,573	490,488

		4,464,288

Automobiles - 0.5%
Chrysler Group LLC, Term Loan B
3.50%, 05/24/2017 (C)	997,416	992,152

	Principal	Value
LOAN ASSIGNMENTS (continued)
Biotechnology - 1.0%
Sage Products Holdings III LLC, Refi Term Loan B
5.00%, 12/13/2019 (C)	$ 2,266,838	$ 2,275,339

Building Products - 0.9%
Ply Gem Industries, Inc., Term Loan
4.00%, 02/01/2021 (C)	1,985,000	1,915,525

Capital Markets - 2.0%
ARG IH Corp., Term Loan B
4.75%, 11/15/2020 (C)	1,485,000	1,479,896
Duff & Phelps Investment Management Co., Incremental Delayed Draw Term Loan
TBD, 04/23/2020 (D)	250,000	246,250
Duff & Phelps Investment Management Co., Incremental Term Loan
TBD, 04/23/2020 (D)	250,000	246,250
Duff & Phelps Investment Management Co., Term Loan B
4.50%, 04/23/2020 (C)	987,477	974,312
Guggenheim Partners LLC, Term Loan
4.25%, 07/22/2020 (C)	1,489,943	1,484,356

		4,431,064

Chemicals - 3.8%
Armored Autogroup, Inc., Term Loan B
6.00%, 11/05/2016 (C)	1,810,324	1,801,272
Axalta Coating Systems US Holdings, Inc., Term Loan
3.75%, 02/01/2020 (C)	1,883,043	1,841,558
AZ Chem US, Inc., 1st Lien Term Loan
4.50%, 06/12/2021 (C)	954,963	933,238
MacDermid, Inc., Term Loan B2
TBD, 06/07/2020 (D)	1,000,000	998,250
Minerals Technologies, Inc., Term Loan B
4.00%, 05/07/2021 (C)	939,808	930,410
Road Infrastructure Investment LLC, 2nd Lien Term Loan
7.75%, 09/21/2021 (C)	1,000,000	901,667
Tronox Pigments BV, Term Loan
4.00%, 03/19/2020 (C)	495,389	489,196
Verdesian Life Sciences LLC, Term Loan
6.00%, 07/01/2020 (C)	487,506	486,287

		8,381,878

Commercial Services & Supplies - 5.4%
ADS Waste Holdings, Inc., Term Loan
3.75%, 10/09/2019 (C)	1,448,865	1,406,759
Aramark Services, Inc., Extended Synthetic Line of Credit 2
1.84%, 07/26/2016 (C)	1,409,295	1,391,679
Aramark Services, Inc., Extended Synthetic Line of Credit 3
1.84%, 07/26/2016 (C)	587,318	579,976
Asurion LLC, Term Loan B1
5.00%, 05/24/2019 (C)	1,690,933	1,679,308
EnergySolutions LLC, Term Loan
6.75%, 05/29/2020 (C)	937,857	935,904
Multi Packaging Solutions, Inc., Term Loan A
4.25%, 09/30/2020 (C)	497,500	485,062

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Multi Packaging Solutions, Inc., Term Loan B
4.25%, 09/30/2020 (C)	$ 992,500	$ 966,447
Protection One, Inc., Term Loan
4.25%, 03/21/2019 (C)	816,631	806,763
RGIS Services LLC, Term Loan C
5.50%, 10/18/2017 (C)	493,655	454,162
Varsity Brands, Inc., 1st Lien Term Loan
6.00%, 12/11/2021 (C)	1,500,000	1,501,875
W/S Packaging Group, Inc., Term Loan B
5.00%, 08/09/2019 (C)	493,750	469,062
WTG Holdings III Corp., 1st Lien Term Loan
4.75%, 01/15/2021 (C)	1,155,000	1,137,675

		11,814,672

Communications Equipment - 0.9%
AVSC Holding Corp., 1st Lien Term Loan
4.50%, 01/24/2021 (C)	1,488,750	1,477,584
Securus Technologies Holdings, Inc., Term Loan
4.75%, 04/30/2020 (C)	493,751	486,345

		1,963,929

Construction & Engineering - 0.5%
Pike Corp., 1st Lien Term Loan
5.50%, 12/22/2021 (C)	1,000,000	996,250

Containers & Packaging - 6.7%
Anchor Glass Container Corp., 1st Lien Term Loan
4.25%, 06/30/2021 (C)	3,557,612	3,532,043
Berry Plastics Holding Corp., Term Loan E
3.75%, 01/06/2021 (C)	1,812,222	1,784,392
BWAY Holding Co., Inc., Term Loan B
5.50%, 08/14/2020 (C)	995,000	992,513
Crown Americas LLC, Term Loan B
TBD, 10/22/2021 (D)	1,500,000	1,507,221
Exopack Holdings SA, Term Loan B
5.25%, 05/08/2019 (C)	1,488,741	1,483,158
Hilex Poly Co. LLC, Term Loan B
6.00%, 12/05/2021 (C)	800,000	798,000
Multi Packaging Solutions, Inc., Incremental Term Loan
4.25%, 09/30/2020 (C)	498,750	486,281
Packaging Coordinators, Inc., 1st Lien Term Loan
5.25%, 08/01/2021 (C)	498,750	485,450
Printpack Holdings, Inc., Term Loan
6.00%, 05/28/2020 (C)	996,247	989,398
Tekni-Plex, Inc., Term Loan B
4.75%, 08/10/2019 (C)	2,476,184	2,463,803

		14,522,259

Distributors - 0.6%
Autoparts Holdings, Ltd., 1st Lien Term Loan
6.50%, 07/29/2017 (C)	794,790	790,816
PFS Holding Corp., 1st Lien Term Loan
4.50%, 01/31/2021 (C)	740,634	609,172

		1,399,988

Diversified Consumer Services - 2.3%
Affinion Group, Inc., Term Loan B
6.75%, 04/30/2018 (C)	988,646	921,913

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Consumer Services (continued)
Pre-Paid Legal Services, Inc., 1st Lien Term Loan
6.25%, 07/01/2019 (C)	$ 1,139,241	$ 1,124,525
ServiceMaster Co., Term Loan B
4.25%, 07/01/2021 (C)	1,995,000	1,962,996
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan
5.25%, 05/06/2021 (C)	995,000	970,747

		4,980,181

Diversified Financial Services - 0.2%
Terra-Gen Finance Co. LLC, Term Loan B
5.25%, 12/09/2021 (C)	500,000	493,750

Diversified Telecommunication Services - 1.0%
Cincinnati Bell, Inc., Term Loan B
4.00%, 09/10/2020 (C)	888,750	879,492
Global Tel*Link Corp., 1st Lien Term Loan
5.00%, 05/22/2020 (C)	731,830	722,377
Level 3 Financing Inc., Incremental Term Loan B5
4.50%, 01/31/2022 (C)	500,000	500,416

		2,102,285

Electric Utilities - 1.2%
Lonestar Generation LLC, Term Loan B
5.25%, 02/20/2021 (C)	1,491,242	1,459,553
Star West Generation LLC, Term Loan B
4.25%, 03/13/2020 (C)	1,181,331	1,162,134

		2,621,687

Electrical Equipment - 0.2%
Trojan Battery Co. LLC, Term Loan
5.75%, 06/11/2021 (C)	497,500	491,903

Electronic Equipment, Instruments & Components - 1.4%
Sensus USA, Inc., 1st Lien Term Loan
4.50%, 05/09/2017 (C)	2,179,503	2,125,015
Zebra Technologies Corp., Term Loan B
4.75%, 10/27/2021 (C)	1,000,000	1,004,821

		3,129,836

Energy Equipment & Services - 0.3%
Floatel International, Ltd., Term Loan B
6.00%, 06/27/2020 (C)	496,250	367,225
Stallion Oilfield Services, Ltd., Term Loan B
8.00%, 06/19/2018 (C)	248,669	188,160

		555,385

Food & Staples Retailing - 1.8%
Albertson’s LLC, Term Loan B2
5.38%, 03/21/2019 (C)	796,005	793,352
Rite Aid Corp., 2nd Lien Term Loan
5.75%, 08/21/2020 (C)	1,500,000	1,503,750
Roundy’s Supermarkets, Inc., Term Loan B
5.75%, 03/03/2021 (C)	1,009,451	932,480
SUPERVALU, Inc., Refi Term Loan B
4.50%, 03/21/2019 (C)	741,530	734,887

		3,964,469

Food Products - 5.4%
Bellisio Foods, Inc., Term Loan
5.25%, 07/31/2019 (C)	879,345	811,196
Big Heart Pet Brands, Term Loan
3.50%, 03/08/2020 (C)	1,491,244	1,433,831

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products (continued)
CSM Bakery Solutions LLC, 1st Lien Term Loan
5.00%, 07/03/2020 (C)	$ 1,983,933	$ 1,938,467
Del Monte Foods, Inc., 1st Lien Term Loan
4.25%, 02/18/2021 (C)	1,485,000	1,375,481
Del Monte Foods, Inc., 2nd Lien Term Loan
8.25%, 08/18/2021 (C)	250,000	213,125
Dole Food Co., Inc., Term Loan B
4.50%, 11/01/2018 (C)	1,940,000	1,919,388
HB Acquisition LLC, Term Loan
6.75%, 04/09/2020 (C)	997,487	1,014,943
Hearthside Group Holdings LLC, Term Loan
4.50%, 06/02/2021 (C)	995,000	987,537
Post Holdings, Inc., Series A Incremental Term Loan
3.75%, 06/02/2021 (C)	995,000	985,672
Shearer’s Foods, Inc., 1st Lien Term Loan
4.50%, 06/30/2021 (C)	997,500	988,772

		11,668,412

Health Care Equipment & Supplies - 5.1%
Alere, Inc., Term Loan B
4.25%, 06/30/2017 (C)	1,954,046	1,950,788
Biomet Inc., Term Loan B2
3.67%, 07/25/2017 (C)	2,434,309	2,429,745
CPI Buyer LLC, 1st Lien Term Loan
5.50%, 08/18/2021 (C)	997,500	982,537
DJO Finance LLC, Term Loan
4.25%, 09/15/2017 (C)	1,492,481	1,480,355
Kinetic Concepts, Inc., Term Loan E1
4.00%, 05/04/2018 (C)	1,984,975	1,961,935
Millennium Laboratories, Inc., Term Loan B
5.25%, 04/16/2021 (C)	497,500	495,013
Onex Carestream Finance, LP, 1st Lien Term Loan
5.00%, 06/07/2019 (C)	1,916,884	1,912,092

		11,212,465

Health Care Providers & Services - 6.0%
Ardent Medical Services, Inc., Term Loan
6.75%, 07/02/2018 (C)	455,517	454,806
Community Health Systems, Inc., Term Loan D
4.25%, 01/27/2021 (C)	2,094,321	2,092,359
Halyard Health, Inc., Term Loan B
4.00%, 11/01/2021 (C)	1,000,000	1,001,563
IASIS Healthcare LLC, Term Loan B2
4.50%, 05/03/2018 (C)	1,986,089	1,981,123
Medpace Holdings, Inc., 1st Lien Term Loan
4.75%, 04/01/2021 (C)	470,297	465,202
Ortho-Clinical Diagnostics, Inc., Term Loan B
4.75%, 06/30/2021 (C)	1,990,000	1,906,669
Planet Fitness Holdings LLC, Term Loan
4.75%, 03/31/2021 (C)	992,500	972,650
Radnet Management, Inc., Term Loan B
4.27%, 10/10/2018 (C)	481,250	479,445
Regionalcare Hospital Partners, Inc., 1st Lien Term Loan
6.00%, 04/19/2019 (C)	1,494,994	1,480,044

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., 1st Lien Term Loan
5.25%, 11/03/2020 (C)	$ 500,000	$ 486,250
United Surgical Partners International, Inc., Extended Term Loan
4.25%, 04/19/2017 (C)	494,911	491,611
United Surgical Partners International, Inc., Incremental Term Loan
4.75%, 04/03/2019 (C)	497,468	495,396
Valitas Health Services, Inc., Term Loan B
6.00%, 06/02/2017 (C)	700,000	665,000

		12,972,118

Hotels, Restaurants & Leisure - 5.2%
1011778 B.C. Unlimited Liability Co., Term Loan B
4.50%, 12/12/2021 (C)	1,000,000	1,000,469
Affinity Gaming LLC, Term Loan B
5.25%, 11/09/2017 (C)	515,963	509,944
Aristocrat Leisure, Ltd., Term Loan B
4.75%, 10/20/2021 (C)	500,000	491,354
Caesars Entertainment Resort Properties LLC, Term Loan B
7.00%, 10/11/2020 (C)	495,000	471,255
Great Wolf Resorts, Inc., Term Loan B
5.75%, 08/06/2020 (C)	1,982,418	1,974,984
Hilton Worldwide Finance LLC, Term Loan B2
3.50%, 10/26/2020 (C)	1,000,000	987,188
MGM Resorts International, Term Loan B
3.50%, 12/20/2019 (C)	1,488,627	1,464,437
NEP / NCP Holdco, Inc., Incremental Term Loan
4.25%, 01/22/2020 (C)	1,483,806	1,436,818
NPC International, Inc., Term Loan B
4.00%, 12/28/2018 (C)	498,718	486,250
Peninsula Gaming LLC, Term Loan
4.25%, 11/20/2017 (C)	482,929	479,911
Scientific Games International, Inc., Term Loan B1
6.00%, 10/18/2020 (C)	1,485,000	1,465,201
SGMS Escrow Corp., Incremental Term Loan B2
6.00%, 10/01/2021 (C)	500,000	493,047

		11,260,858

Household Durables - 1.3%
API Heat Transfer ThermaSys Corp., Term Loan
5.25%, 05/03/2019 (C)	987,179	974,017
Hoffmaster Group, Inc., 1st Lien Term Loan
5.25%, 05/09/2020 (C)	995,000	986,294
Libbey Glass, Inc., Term Loan B
3.75%, 04/09/2021 (C)	498,747	487,525
Otter Products LLC, Term Loan
5.75%, 06/03/2020 (C)	497,500	490,349

		2,938,185

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Products - 1.3%
KIK Custom Products, Inc., 1st Lien Term Loan
5.50%, 04/29/2019 (C)	$ 1,979,949	$ 1,943,651
Reynolds Group Holdings, Inc., Term Loan
4.00%, 12/01/2018 (C)	994,975	983,643

		2,927,294

Independent Power and Renewable Electricity Producers - 0.7%
Dynegy Holdings, Inc., Term Loan B2
4.00%, 04/23/2020 (C)	1,481,203	1,464,077

Industrial Conglomerates - 0.9%
Gates Global, Inc., Term Loan B
4.25%, 07/05/2021 (C)	997,500	973,275
Osmose Holdings, Inc., 1st Lien Term Loan
4.75%, 08/15/2021 (C)	995,000	984,428

		1,957,703

IT Services - 1.8%
First Data Corp., Term Loan B
3.67%, 03/24/2017 (C)	1,000,000	988,000
SunGard Data Systems, Inc., Term Loan C
3.92%, 02/28/2017 (C)	1,000,000	995,417
SunGard Data Systems, Inc., Term Loan E
4.00%, 03/08/2020 (C)	2,019,928	2,003,769

		3,987,186

Life Sciences Tools & Services - 0.5%
INC Research LLC, Term Loan B
4.50%, 11/13/2021 (C)	1,000,000	998,750

Machinery - 5.1%
Apex Tool Group LLC, Term Loan B
4.50%, 01/31/2020 (C)	982,500	946,884
Doosan Infracore International, Inc., Term Loan B
4.50%, 05/28/2021 (C)	1,377,115	1,372,525
Filtration Group Corp., 1st Lien Term Loan
4.50%, 11/21/2020 (C)	1,485,000	1,471,078
Gardner Denver, Inc., Term Loan
4.25%, 07/30/2020 (C)	1,486,237	1,387,361
Phillips-Medisize Corp., 1st Lien Term Loan
4.75%, 06/16/2021 (C)	497,500	486,928
Rexnord LLC, 1st Lien Term Loan B
4.00%, 08/21/2020 (C)	1,984,975	1,945,897
Wastequip LLC, Term Loan
5.50%, 08/09/2019 (C)	985,000	976,381
Xerium Technologies, Inc., 1st Lien Term Loan B
6.25%, 05/17/2019 (C)	2,479,922	2,473,723

		11,060,777

Marine - 0.2%
Commercial Barge Line Co., 1st Lien Term Loan
7.50%, 09/23/2019 (C)	491,250	488,180

Media - 7.2%
Block Communications, Inc., Term Loan B
4.25%, 11/07/2021 (C)	997,500	991,266
Charter Communications Operating LLC, Term Loan G
4.25%, 09/12/2021 (C)	2,000,000	2,006,240

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Cumulus Media Holdings, Inc., Term Loan
4.25%, 12/23/2020 (C)	$ 1,410,278	$ 1,376,344
Granite Acquisition, Inc., Term Loan B
5.00%, 12/19/2021 (C)	1,936,782	1,945,861
Granite Acquisition, Inc., Term Loan C
5.00%, 12/19/2021 (C)	63,218	63,515
Learfield Communications, Inc., 1st Lien Term Loan
4.50%, 10/09/2020 (C)	1,488,763	1,484,110
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan
TBD, 01/07/2022 (D)	1,000,000	976,667
4.50%, 01/07/2022 (C)	797,959	779,340
Media General Inc., Term Loan B
4.25%, 07/31/2020 (C)	1,000,000	993,750
Tribune Co., Term Loan
4.00%, 12/27/2020 (C)	2,106,536	2,075,598
Univision Communications, Inc., Term Loan C4
4.00%, 03/01/2020 (C)	1,481,129	1,457,524
Visant Corp., Term Loan
7.00%, 09/23/2021 (C)	498,750	486,281
WMG Acquisition Corp., Term Loan
3.75%, 07/01/2020 (C)	987,500	952,012

		15,588,508

Metals & Mining - 0.5%
American Rock Salt Holdings LLC, 1st Lien Term Loan
4.75%, 05/20/2021 (C)	497,500	484,233
WireCo WorldGroup, Inc., Term Loan
6.00%, 02/15/2017 (C)	497,455	496,834

		981,067

Multi-Utilities - 0.4%
Solenis International, LP, 1st Lien Term Loan
4.25%, 07/31/2021 (C)	997,500	966,017

Oil, Gas & Consumable Fuels - 0.6%
Arch Coal, Inc., Term Loan B
6.25%, 05/16/2018 (C)	493,685	352,985
Southeast PowerGen, LLC, Term Loan B
4.50%, 12/02/2021 (C)	1,000,000	995,000

		1,347,985

Personal Products - 2.4%
Prestige Brands, Inc., Term Loan
4.13%, 01/31/2019 (C)	907,656	905,104
Prestige Brands, Inc., Term Loan B2
4.50%, 09/03/2021 (C)	1,416,667	1,414,187
Revlon Consumer Products Corp., Acquisition Term Loan
4.00%, 10/08/2019 (C)	1,987,481	1,958,291
Vogue International, Inc., Term Loan
5.25%, 02/14/2020 (C)	992,500	985,056

		5,262,638

Pharmaceuticals - 3.3%
Akorn, Inc., Term Loan B
4.50%, 04/16/2021 (C)	997,500	991,682
Amneal Pharmaceuticals LLC, Term Loan
5.00%, 11/01/2019 (C)	1,438,707	1,435,710
Catalent Pharma Solutions, Inc., Term Loan B
4.25%, 05/20/2021 (C)	1,991,248	1,983,283

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals (continued)
Salix Pharmaceuticals, Ltd., Term Loan
4.25%, 01/02/2020 (C)	$ 1,900,000	$ 1,889,444
Valeant Pharmaceuticals International, Inc., Series E, Term Loan B
3.50%, 08/05/2020 (C)	802,213	796,308

		7,096,427

Professional Services - 1.5%
Ceridian LLC, Term Loan
4.50%, 09/15/2020 (C)	1,848,717	1,811,742
TransUnion LLC, Term Loan
4.00%, 04/09/2021 (C)	1,488,750	1,466,419

		3,278,161

Real Estate Management & Development - 2.3%
CityCenter Holdings LLC, Term Loan B
4.25%, 10/16/2020 (C)	1,500,000	1,490,625
DTZ U.S. Borrower LLC, 1st Lien Term Loan
5.50%, 11/04/2021 (C)	600,000	598,875
Realogy Corp., Extended Letter of Credit
2.21%, 10/10/2016 (C)	1,690,461	1,660,878
Realogy Corp., Term Loan B
3.75%, 03/05/2020 (C)	1,189,999	1,169,472

		4,919,850

Road & Rail - 1.2%
Fly Funding II S.a.r.l., Term Loan B
4.50%, 08/09/2019 (C)	1,681,006	1,672,077
Swift Transportation Co. LLC, Term Loan B
3.75%, 06/09/2021 (C)	997,487	992,916

		2,664,993

Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc., Term Loan B4
4.25%, 02/28/2020 (C)	990,000	973,707

Software - 2.2%
BMC Foreign Holding Co., Term Loan
5.00%, 09/10/2020 (C)	495,000	477,675
BMC Software Finance, Inc., Term Loan
5.00%, 09/10/2020 (C)	477,639	461,790
Infor, Inc., Term Loan B5
3.75%, 06/03/2020 (C)	1,456,267	1,419,253
Kronos, Inc., Initial Incremental Term Loan
4.50%, 10/30/2019 (C)	1,472,976	1,467,084
Magic Newco LLC, 1st Lien Term Loan
5.00%, 12/12/2018 (C)	987,389	987,636

		4,813,438

Specialty Retail - 0.5%
Pilot Travel Centers LLC, Term Loan B
4.25%, 10/01/2021 (C)	997,500	998,954

Technology Hardware, Storage & Peripherals - 1.4%
Dell, Inc., Term Loan B
4.50%, 04/29/2020 (C)	2,969,962	2,969,962

Textiles, Apparel & Luxury Goods - 0.9%
Polymer Group, Inc., 1st Lien Term Loan
5.25%, 12/19/2019 (C)	1,984,044	1,966,683

	Principal	Value
LOAN ASSIGNMENTS (continued)
Water Utilities - 0.2%
Utility Services Associates, Inc., Term Loan B
6.75%, 10/18/2019 (C)	$ 495,000	$ 491,287

Total Loan Assignments (Cost $204,370,228)		201,585,007

	Shares	Value
INVESTMENT COMPANY - 0.8%
Capital Markets - 0.8%
PowerShares Senior Loan Portfolio (A)	76,200	1,826,514

Total Investment Company (Cost $1,897,870)		1,826,514

SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (E)	3,910,200	3,910,200

Total Securities Lending Collateral (Cost $3,910,200)		3,910,200

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
State Street Bank & Trust Co. 0.01% (E), dated 01/30/2015, to be repurchased at $7,206,340 on 02/02/2015. Collateralized by U.S. Government Agency Obligations, 3.50%, due 09/15/2040 - 10/15/2040, and with a total value of $7,351,563.	$ 7,206,334	7,206,334

Total Repurchase Agreement (Cost $7,206,334)		7,206,334

Total Investments (Cost $225,188,903) (F)		222,252,982
Net Other Assets (Liabilities) - (2.1)%		(4,484,139)

Net Assets - 100.0%		$ 217,768,843

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Corporate Debt Securities	$—	$7,724,927	$—	$7,724,927
Loan Assignments	—	201,585,007	—	201,585,007
Investment Company	1,826,514	—	—	1,826,514
Securities Lending Collateral	3,910,200	—	—	3,910,200
Repurchase Agreement	—	7,206,334	—	7,206,334

Total Investments	$5,736,714	$216,516,268	$—	$222,252,982

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $3,829,054. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $872,870, representing 0.40% of the Fund’s net assets.
(C)	Floating or variable rate security. Rate is disclosed as of January 31, 2015.
(D)	All or a portion of the security represents unsettled loan commitments at January 31, 2015 where the rate will be determined at time of settlement.
(E)	Rate disclosed reflects the yield at January 31, 2015.
(F)	Aggregate cost for federal income tax purposes is $225,188,903. Aggregate gross unrealized appreciation and depreciation for all securities is $243,474 and $3,179,395, respectively. Net unrealized depreciation for tax purposes is $2,935,921.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 1.7%
United States - 1.7%
U.S. Treasury Note
1.63%, 12/31/2019	$ 190,000	$ 194,008
2.25%, 11/15/2024	3,535,000	3,716,169

Total U.S. Government Obligations (Cost $3,689,639)		3,910,177

FOREIGN GOVERNMENT OBLIGATIONS - 80.6%
Austria - 2.9%
Austria Government Bond
Series 1
1.65%, 10/21/2024 (A)	EUR 5,475,000	6,915,058

Belgium - 1.1%
Belgium Government Bond
3.75%, 06/22/2045 (A)	1,456,522	2,601,560

Brazil - 1.1%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/2025	BRL 8,385,000	2,575,219

Canada - 9.0%
Canadian Government Bond
1.25%, 03/01/2018	CAD 5,200,000	4,192,861
Export Development Canada Series MTN
6.30%, 09/29/2015 (A) (B)	INR 100,000,000	1,619,343
Province of Alberta, Canada
2.35%, 06/01/2025	CAD 4,250,000	3,460,604
Province of Manitoba, Canada
1.75%, 05/30/2019	$ 1,800,000	1,825,821
Province of Quebec, Canada
4.50%, 12/01/2020	CAD 6,400,000	5,946,908
Series MTN
6.35%, 01/30/2026	$ 1,715,000	2,292,466
7.30%, 07/22/2026	1,280,000	1,805,543

		21,143,546

Colombia - 0.7%
Colombia Government International Bond
4.38%, 03/21/2023	COP 4,248,000,000	1,598,571

Croatia - 0.9%
Croatia Government International Bond
3.88%, 05/30/2022 (A)	EUR 1,810,000	2,121,998

Germany - 4.3%
Bundesrepublik Deutschland
2.00%, 08/15/2023	2,530,000	3,302,543
4.75%, 07/04/2028	3,900,000	6,861,697

		10,164,240

Ghana - 0.3%
Republic of Ghana
8.13%, 01/18/2026 (C) (D)	$ 750,000	648,750

Hungary - 0.2%
Magyar Nemzeti Bank
6.00%, 10/19/2015	JPY 51,000,000	443,877

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 4.1%
Indonesia Government International Bond
2.88%, 07/08/2021 (C)	EUR 6,940,000	$ 8,077,463
Indonesia Treasury Bond
7.00%, 05/15/2022	IDR 6,500,000,000	515,690
8.38%, 09/15/2026	13,059,000,000	1,128,842

		9,721,995

Italy - 1.2%
Italy Buoni Poliennali del Tesoro
4.75%, 09/01/2044 (A)	EUR 1,710,000	2,760,348

Korea, Republic of - 3.1%
Republic of Korea
2.13%, 06/10/2024 (A)	6,085,000	7,338,332

Malaysia - 1.1%
Malaysia Government Bond
4.18%, 07/15/2024	MYR 9,413,000	2,666,707

Mexico - 3.9%
Mexican Bonos
8.50%, 11/18/2038	MXN 19,790,000	1,758,026
Series M
7.75%, 05/29/2031	70,591,200	5,736,882
8.00%, 06/11/2020	20,000,000	1,538,935

		9,033,843

Netherlands - 4.6%
Netherlands Government Bond
2.00%, 07/15/2024	EUR 3,500,000	4,543,981
2.50%, 01/15/2033 (A)	4,290,000	6,285,192

		10,829,173

New Zealand - 3.4%
New Zealand Government Bond
3.00%, 04/15/2020 (A)	NZD 11,183,000	8,075,902

Poland - 3.9%
Poland Government Bond
3.25%, 07/25/2019	PLN 17,500,000	5,041,512
3.75%, 04/25/2018	11,075,000	3,191,753
Poland Government International Bond
0.91%, 11/13/2020	JPY 100,000,000	858,861

		9,092,126

Portugal - 1.8%
Portugal Obrigacoes do Tesouro OT
4.10%, 02/15/2045 (A)	EUR 500,000	624,133
4.95%, 10/25/2023 (A)	2,575,000	3,506,364

		4,130,497

Romania - 2.8%
Romanian Government International Bond Series MTN
4.88%, 11/07/2019 (A)	4,988,000	6,603,651

Slovenia - 1.9%
Slovenia Government Bond
4.63%, 09/09/2024 (A)	2,384,000	3,444,176
Slovenia Government International Bond
5.50%, 10/26/2022 (C)	$ 950,000	1,097,250

		4,541,426

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Africa - 1.4%
South Africa Government Bond
6.50%, 02/28/2041	ZAR 12,000,000	$ 884,259
10.50%, 12/21/2026	20,860,000	2,277,636

		3,161,895

Spain - 3.0%
Spain Government Bond
5.15%, 10/31/2028 - 10/31/2044 (A)	EUR 4,290,000	7,040,672

Supranational - 11.6%
European Bank for Reconstruction & Development Series MTN
5.00%, 05/28/2015	INR 44,000,000	707,580
European Investment Bank Series MTN
2.25%, 03/07/2020 (A)	GBP 3,400,000	5,409,196
Inter-American Development Bank Series MTN
7.20%, 01/22/2018	IDR 34,000,000,000	2,663,877
7.25%, 07/17/2017	83,000,000,000	6,522,716
International Bank for Reconstruction & Development
1.38%, 06/23/2019	SEK 10,000,000	1,261,512
Series MTN
2.38%, 09/26/2016	CNY 26,250,000	4,127,520
3.75%, 05/19/2017	NOK 3,250,000	447,333
International Finance Corp.
2.00%, 01/18/2017	CNY 14,000,000	2,194,760
Series MTN
3.88%, 02/26/2018	NZD 500,000	365,691
7.75%, 12/03/2016	INR 185,000,000	3,110,972
7.80%, 06/03/2019	27,500,000	488,899

		27,300,056

Sweden - 3.7%
Kommuninvest I Sverige AB
1.81%, 11/15/2016 (E)	NOK 10,500,000	1,353,737
Sweden Government Bond
3.50%, 06/01/2022	SEK 49,000,000	7,259,867

		8,613,604

Thailand - 1.1%
Thailand Government Bond
3.88%, 06/13/2019	THB 78,000,000	2,542,891

Turkey - 2.7%
Turkey Government Bond
8.50%, 07/10/2019	TRY 2,855,000	1,237,093
10.50%, 01/15/2020	5,450,000	2,561,476
Turkey Government International Bond
5.88%, 04/02/2019	EUR 2,000,000	2,627,249

		6,425,818

Ukraine - 0.3%
Ukraine Government International Bond
7.50%, 04/17/2023 (C)	$ 1,350,000	674,352

United Kingdom - 3.5%
U.K. Gilt
1.75%, 09/07/2022 (A)	GBP 3,733,000	5,853,042
4.75%, 12/07/2030 (A)	1,130,000	2,424,159

		8,277,201

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Uruguay - 1.0%
Uruguay Government International Bond
4.25%, 04/05/2027	UYU 58,851,952	$ 2,440,291

Total Foreign Government Obligations (Cost $202,267,967)		189,483,599

CORPORATE DEBT SECURITIES - 13.3%
Canada - 0.0% (F)
TELUS Corp.
5.05%, 12/04/2019	CAD 125,000	113,206

Cayman Islands - 0.7%
Dubai Holding Commercial Operations, Ltd. Series MTN
6.00%, 02/01/2017	GBP 700,000	1,068,047
EP PetroEcuador via Noble Sovereign Funding I, Ltd.
5.89%, 09/24/2019 (A) (E)	$ 750,000	636,600

		1,704,647

Colombia - 0.8%
Financiera de Desarrollo Territorial SA Findeter
7.88%, 08/12/2024 (C)	COP 4,436,000,000	1,855,484

France - 1.1%
Numericable Group SA
5.63%, 05/15/2024 (C)	EUR 2,100,000	2,514,620

Germany - 0.5%
KFW Series MTN
3.75%, 08/16/2017	NZD 500,000	364,232
3.75%, 06/14/2018 (A)	1,000,000	729,388

		1,093,620

Ireland - 3.6%
GE Capital UK Funding Series MTN
4.13%, 09/28/2017	GBP 3,000,000	4,853,183
5.13%, 05/24/2023	1,920,000	3,523,568

		8,376,751

Korea, Republic of - 0.4%
Korea Development Bank
0.43%, 01/29/2016	JPY 100,000,000	852,888

Mexico - 2.4%
America Movil SAB de CV
4.75%, 06/28/2022	EUR 500,000	716,019
6.00%, 06/09/2019	MXN 15,000,000	1,019,013
6.45%, 12/05/2022	29,000,000	1,928,496
Petroleos Mexicanos
7.19%, 09/12/2024 (C)	27,115,000	1,863,201

		5,526,729

Netherlands - 0.3%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Series MTN
4.25%, 05/02/2018	NZD 1,000,000	731,284

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Peru - 1.6%
Telefonica del Peru SAA
8.00%, 04/11/2016 (A)	PEN 11,660,005	$ 3,863,828

United States - 1.9%
Goldman Sachs Group, Inc.
5.20%, 12/17/2019	NZD 1,440,000	1,069,767
Morgan Stanley
3.13%, 08/05/2021	CAD 3,700,000	3,043,539
Series MTN
7.60%, 08/08/2017	NZD 500,000	389,374

		4,502,680

Total Corporate Debt Securities (Cost $34,370,918)		31,135,737

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (G)	658,525	658,525

Total Securities Lending Collateral (Cost $658,525)		658,525

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.01% (G), dated 01/30/2015, to be repurchased at $3,619,349 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $3,694,928.	$ 3,619,346	3,619,346

Total Repurchase Agreement (Cost $3,619,346)		3,619,346

Total Investments (Cost $244,606,395) (H)		228,807,384
Net Other Assets (Liabilities) - 2.6%		6,208,736

Net Assets - 100.0%		$ 235,016,120

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	02/26/2015	2,614,508	BRL	1,005,000	USD	$—	$(37,184)
BOA	02/27/2015	2,603,718	CAD	2,080,611	USD	—	(32,338)
BOA	02/27/2015	4,041,570,075	JPY	34,312,385	USD	113,536	—
BOA	02/27/2015	37,734,092	NOK	4,840,000	USD	40,470	—
BOA	02/27/2015	75,110,000	RUB	1,100,000	USD	—	(24,549)
BOA	02/27/2015	27,352,689	USD	18,024,955	GBP	208,025	—
HSBC	02/20/2015	70,848,000	RUB	1,080,000	USD	—	(62,209)
HSBC	02/27/2015	5,785,284	AUD	4,596,582	USD	—	(100,083)
HSBC	02/27/2015	30,900,912	USD	27,240,353	EUR	112,457	—
HSBC	02/27/2015	11,402,147	USD	15,330,000	NZD	276,684	—
JPM	02/27/2015	567,626,453	HUF	2,056,208	USD	6,081	—
JPM	02/27/2015	27,659,153	MXN	1,877,679	USD	—	(35,618)
JPM	02/27/2015	54,828,454	ZAR	4,731,649	USD	—	(42,133)
RBS	02/27/2015	9,565,659	PLN	2,552,748	USD	27,276	—
RBS	02/27/2015	2,619,692	TRY	1,093,771	USD	—	(28,882)
RBS	02/27/2015	3,726,911	USD	30,686,642	SEK	17,398	—
SCB	02/17/2015	62,401,510	RUB	916,995	USD	—	(19,269)
SCB	02/27/2015	41,400,000	RUB	600,000	USD	—	(7,220)
SCB	02/27/2015	19,192,501	USD	23,891,497	CAD	397,717	—

Total						$1,199,644	$(389,485)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	82.8%	$189,483,599
Diversified Financial Services	4.5	10,232,235
Capital Markets	2.0	4,502,680
Diversified Telecommunication Services	1.7	3,977,034
U.S. Government Obligations	1.7	3,910,177
Wireless Telecommunication Services	1.6	3,663,528
Banks	1.2	2,677,792
Media	1.1	2,514,620
Oil, Gas & Consumable Fuels	1.1	2,499,801
Commercial Services & Supplies	0.4	1,068,047

Investments, at Value	98.1	224,529,513
Short-Term Investments	1.9	4,277,871

Total Investments	100.0%	$228,807,384

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (J)	Value at January 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$3,910,177	$—	$3,910,177
Foreign Government Obligations
Austria	—	6,915,058	—	6,915,058
Belgium	—	2,601,560	—	2,601,560
Brazil	—	2,575,219	—	2,575,219
Canada	—	19,524,203	1,619,343	21,143,546
Colombia	—	1,598,571	—	1,598,571
Croatia	—	2,121,998	—	2,121,998
Germany	—	10,164,240	—	10,164,240
Ghana	—	648,750	—	648,750
Hungary	—	443,877	—	443,877
Indonesia	—	9,721,995	—	9,721,995
Italy	—	2,760,348	—	2,760,348
Korea, Republic of	—	7,338,332	—	7,338,332
Malaysia	—	2,666,707	—	2,666,707
Mexico	—	9,033,843	—	9,033,843
Netherlands	—	10,829,173	—	10,829,173
New Zealand	—	8,075,902	—	8,075,902
Poland	—	9,092,126	—	9,092,126
Portugal	—	4,130,497	—	4,130,497
Romania	—	6,603,651	—	6,603,651
Slovenia	—	4,541,426	—	4,541,426
South Africa	—	3,161,895	—	3,161,895
Spain	—	7,040,672	—	7,040,672
Supranational	—	27,300,056	—	27,300,056
Sweden	—	8,613,604	—	8,613,604
Thailand	—	2,542,891	—	2,542,891
Turkey	—	6,425,818	—	6,425,818
Ukraine	—	674,352	—	674,352
United Kingdom	—	8,277,201	—	8,277,201
Uruguay	—	2,440,291	—	2,440,291
Corporate Debt Securities	—	31,135,737	—	31,135,737
Securities Lending Collateral	658,525	—	—	658,525
Repurchase Agreement	—	3,619,346	—	3,619,346

Total Investments	$658,525	$226,529,516	$1,619,343	$228,807,384

Derivative Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$1,199,644	$—	$1,199,644

Total Derivative Financial Instruments	$—	$1,199,644	$—	$1,199,644

LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$(389,485)	$—	$(389,485)

Total Derivative Financial Instruments	$—	$(389,485)	$—	$(389,485)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(B)	Fair valued as determined in good faith in accordance with procedures established by the board of trustees. Total aggregate fair value of securities is $1,619,343, representing 0.69% of the Fund’s net assets.
(C)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $16,731,120, representing 7.12% of the Fund’s net assets.
(D)	All or a portion of the security is on loan. The value of all securities on loan is $643,839. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Floating or variable rate security. Rate is disclosed as of January 31, 2015.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rate disclosed reflects the yield at January 31, 2015.
(H)	Aggregate cost for federal income tax purposes is $244,606,395. Aggregate gross unrealized appreciation and depreciation for all securities is $1,402,731 and $17,201,742, respectively. Net unrealized depreciation for tax purposes is $15,799,011.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Fund.
(K)	Derivative financial instrument valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TRY USD	Turkish New Lira United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
PREFERRED STOCK - 1.7%
Automobiles - 1.7%
Hyundai Motor Co.
2.90% (A)	46,596	$ 5,089,377

Total Preferred Stock (Cost $5,223,944)		5,089,377

COMMON STOCKS - 96.3%
Aerospace & Defense - 4.2%
Honeywell International, Inc.	68,939	6,739,477
Safran SA	90,323	6,015,495

		12,754,972

Airlines - 3.0%
United Continental Holdings, Inc. (B) (C)	128,017	8,880,539

Auto Components - 4.3%
Delphi Automotive PLC, Class A (B)	83,045	5,707,683
NGK Spark Plug Co., Ltd. (B)	125,295	3,714,356
Valeo SA	23,952	3,377,271

		12,799,310

Banks - 7.8%
ING Groep NV, CVA (C)	510,828	6,350,819
Lloyds Banking Group PLC (C)	5,224,718	5,788,015
Swedbank AB, Class A	132,304	3,200,545
Wells Fargo & Co.	153,316	7,960,167

		23,299,546

Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (C)	13,490	2,471,907
Incyte Corp. (B) (C)	42,735	3,406,407
Regeneron Pharmaceuticals, Inc., Class A (B) (C)	5,804	2,418,295

		8,296,609

Chemicals - 0.9%
Johnson Matthey PLC	56,522	2,765,096

Construction & Engineering - 0.7%
Boskalis Westminster NV	48,450	2,141,903

Construction Materials - 0.6%
Semen Indonesia Persero Tbk PT	1,471,900	1,683,222

Consumer Finance - 2.3%
Capital One Financial Corp. (B)	93,411	6,838,619

Diversified Financial Services - 2.8%
JPMorgan Chase & Co.	152,927	8,316,170

Diversified Telecommunication Services - 1.9%
Nippon Telegraph & Telephone Corp.	96,500	5,711,520

Electric Utilities - 4.3%
Kansai Electric Power Co., Inc. (C)	483,800	4,677,807
Korea Electric Power Corp. (C)	28,595	1,118,034
Korea Electric Power Corp., ADR (C)	366,602	7,082,751

		12,878,592

Electronic Equipment, Instruments & Components - 1.1%
TE Connectivity, Ltd.	49,147	3,262,869

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	31,087	$ 1,802,735

Food & Staples Retailing - 2.8%
Wal-Mart Stores, Inc. (B)	99,183	8,428,571

Food Products - 0.9%
Darling International, Inc. (C)	165,345	2,807,558

Health Care Equipment & Supplies - 1.3%
St. Jude Medical, Inc. (B)	61,389	4,043,694

Health Care Providers & Services - 2.0%
Express Scripts Holding Co. (B) (C)	76,158	6,146,712

Hotels, Restaurants & Leisure - 4.1%
Royal Caribbean Cruises, Ltd., Class A (B)	111,929	8,456,236
Yum! Brands, Inc.	55,108	3,983,206

		12,439,442

Insurance - 6.0%
Aflac, Inc. (B)	64,467	3,679,776
PICC Property & Casualty Co., Ltd., Class H	2,648,044	5,164,540
Prudential PLC	185,663	4,513,541
Reinsurance Group of America, Inc., Class A	57,967	4,800,247

		18,158,104

Internet & Catalog Retail - 0.9%
Ctrip.com International, Ltd., ADR (B) (C)	56,133	2,669,405

Internet Software & Services - 6.3%
Alibaba Group Holding, Ltd., ADR (C)	41,586	3,704,481
eBay, Inc. (C)	97,344	5,159,232
Google, Inc., Class C (C)	18,901	10,102,962

		18,966,675

IT Services - 3.1%
InterXion Holding NV (B) (C)	47,081	1,284,841
Visa, Inc., Class A (B)	31,084	7,923,622

		9,208,463

Machinery - 5.7%
Amada Co., Ltd.	584,623	5,328,272
Nabtesco Corp.	155,066	4,003,261
Pentair PLC (B)	74,846	4,626,231
SMC Corp.	11,615	3,114,759

		17,072,523

Media - 1.8%
Comcast Corp., Class A (B)	101,018	5,368,602

Oil, Gas & Consumable Fuels - 7.0%
Anadarko Petroleum Corp., Class A (B)	49,823	4,073,030
Apache Corp. (B)	49,656	3,106,976
Cabot Oil & Gas Corp.	144,984	3,842,076
Chevron Corp. (B)	62,840	6,442,985
Royal Dutch Shell PLC, Class A, ADR	57,728	3,547,386

		21,012,453

Pharmaceuticals - 8.4%
Kalbe Farma PT	11,002,700	1,614,330
Mallinckrodt PLC (B) (C)	48,394	5,129,280
Merck & Co., Inc.	94,369	5,688,563

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Novartis AG, ADR	82,806	$ 8,065,305
Roche Holding AG	17,641	4,754,556

		25,252,034

Real Estate Management & Development - 0.5%
E-House China Holdings, Ltd., ADR (B)	209,527	1,439,451

Semiconductors & Semiconductor Equipment - 0.8%
Marvell Technology Group, Ltd.	162,382	2,515,297

Software - 4.3%
Microsoft Corp.	180,804	7,304,482
Oracle Corp. (B)	137,632	5,765,404

		13,069,886

Wireless Telecommunication Services - 3.1%
China Mobile, Ltd., ADR (B)	86,233	5,632,740
Softbank Corp.	64,200	3,778,277

		9,411,017

Total Common Stocks (Cost $297,854,606)		289,441,589

INVESTMENT COMPANY - 1.0%
Capital Markets - 1.0%
SPDR S&P 500 ETF Trust	15,200	3,031,944

Total Investment Company (Cost $3,115,442)		3,031,944

SECURITIES LENDING COLLATERAL - 15.4%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (A)	46,484,461	46,484,461

Total Securities Lending Collateral (Cost $46,484,461)		46,484,461

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
State Street Bank & Trust Co. 0.01% (A), dated 01/30/2015, to be repurchased at $8,679,953 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $8,856,355.	$ 8,679,946	8,679,946

Total Repurchase Agreement (Cost $8,679,946)		8,679,946

Total Investments (Cost $361,358,399) (D)		352,727,317
Net Other Assets (Liabilities) - (17.3)%		(52,067,077)

Net Assets - 100.0%		$ 300,660,240

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Preferred Stock	$—	$5,089,377	$—	$5,089,377
Common Stocks	210,625,970	78,815,619	—	289,441,589
Investment Company	3,031,944	—	—	3,031,944
Securities Lending Collateral	46,484,461	—	—	46,484,461
Repurchase Agreement	—	8,679,946	—	8,679,946

Total Investments	$260,142,375	$92,584,942	$—	$352,727,317

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at January 31, 2015.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $45,478,674. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $361,358,399. Aggregate gross unrealized appreciation and depreciation for all securities is $11,142,384 and $19,773,466, respectively. Net unrealized depreciation for tax purposes is $8,631,082.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Dutch Certificate Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Australia - 6.0%
Federation Centres, REIT (A)	188,055	$ 441,081
Goodman Group, REIT (A)	124,355	589,522
Investa Office Fund, REIT	97,698	292,183
Lend Lease Corp., Ltd.	8,260	106,468
Mirvac Group, REIT	497,011	743,392
Scentre Group, REIT (B)	106,912	314,137
Stockland, REIT	173,459	588,302
Westfield Corp., REIT	56,582	431,617

		3,506,702

Canada - 0.3%
Boardwalk Real Estate Investment Trust	3,400	164,100

France - 4.9%
ICADE, REIT	6,490	566,471
Klepierre, REIT	19,429	914,301
Mercialys SA, REIT	9,990	241,795
Unibail-Rodamco SE, REIT	4,200	1,182,967

		2,905,534

Germany - 2.1%
Deutsche Wohnen AG	14,200	368,865
LEG Immobilien AG (B)	11,380	871,379

		1,240,244

Hong Kong - 9.0%
Cheung Kong Holdings, Ltd. (A)	60,990	1,163,858
China Overseas Land & Investment, Ltd.	92,791	269,349
Hongkong Land Holdings, Ltd.	89,397	662,432
Link REIT	80,900	549,870
Sun Hung Kai Properties, Ltd.	109,445	1,778,109
Swire Properties, Ltd.	169,000	545,825
Wheelock & Co., Ltd.	55,000	311,886

		5,281,329

Japan - 13.3%
Daito Trust Construction Co., Ltd.	3,600	400,733
Daiwa House Industry Co., Ltd. (A)	14,323	263,766
GLP J-REIT (A)	210	238,533
Japan Hotel REIT Investment Corp.	182	119,939
Japan Real Estate Investment Corp., REIT (A)	109	529,565
Japan Retail Fund Investment Corp., Class A, REIT (A)	380	823,117
Kenedix Office Investment Corp., Class A, REIT	57	338,494
Mitsubishi Estate Co., Ltd.	52,436	1,055,052
Mitsui Fudosan Co., Ltd.	68,446	1,730,424
Nippon Building Fund, Inc., REIT	69	339,514
Nippon Prologis REIT, Inc. (A)	175	412,029
NTT Urban Development Corp.	20,900	200,519
ORIX JREIT, Inc., Class A	201	301,199
Sumitomo Realty & Development Co., Ltd.	21,000	669,840
Tokyo Tatemono Co., Ltd.	12,900	87,090
United Urban Investment Corp., Class A, REIT	216	345,765

		7,855,579

Luxembourg - 0.5%
GAGFAH SA (B)	12,891	287,258

Netherlands - 0.9%
Eurocommercial Properties NV, CVA	5,338	237,589
NSI NV, REIT	68,540	306,818

		544,407

	Shares	Value
COMMON STOCKS (continued)
Singapore - 3.4%
CapitaCommercial Trust, REIT	420,900	$ 550,704
CapitaLand, Ltd.	251,200	644,723
CapitaMall Trust, REIT	108,100	167,008
Global Logistic Properties, Ltd., Class L	160,400	299,273
Suntec Real Estate Investment Trust	261,800	363,203

		2,024,911

Sweden - 0.4%
Hufvudstaden AB, Class A	17,380	227,651

Switzerland - 0.3%
PSP Swiss Property AG (B)	1,873	193,335

United Kingdom - 6.8%
British Land Co. PLC, REIT	67,076	835,895
Derwent London PLC, REIT	10,739	524,775
Great Portland Estates PLC, REIT	41,019	483,858
Hammerson PLC, REIT	63,612	658,244
Land Securities Group PLC, REIT	64,025	1,227,101
Safestore Holdings PLC, REIT	46,497	189,067
UNITE Group PLC	15,097	111,399

		4,030,339

United States - 51.5%
American Realty Capital Properties, Inc., REIT	60,300	558,679
AvalonBay Communities, Inc., REIT	7,125	1,232,554
BioMed Realty Trust, Inc., Class B, REIT	19,700	481,665
Boston Properties, Inc., REIT	4,720	655,136
Brandywine Realty Trust, REIT (A)	21,600	358,776
DCT Industrial Trust, Inc., REIT	9,475	357,776
DDR Corp., REIT	45,500	891,800
Douglas Emmett, Inc., REIT	20,400	580,992
Duke Realty Corp., REIT	35,200	768,416
Equity Residential, REIT	22,200	1,722,942
Essex Property Trust, Inc., REIT	4,892	1,105,837
General Growth Properties, Inc., REIT	38,690	1,167,664
Health Care REIT, Inc.	24,500	2,007,775
Healthcare Realty Trust, Inc., REIT	15,400	463,386
Healthcare Trust of America, Inc., Class A, REIT (A)	14,550	428,643
Highwoods Properties, Inc., REIT	6,200	291,400
Hilton Worldwide Holdings, Inc. (B)	9,100	236,327
Host Hotels & Resorts, Inc., REIT	64,777	1,482,746
Kilroy Realty Corp., REIT	13,600	1,008,440
Kimco Realty Corp., REIT	34,720	960,008
Lexington Realty Trust, REIT	26,100	297,801
Liberty Property Trust, Series C, REIT	8,800	354,640
Macerich Co., Class A, REIT (A)	8,507	731,687
Paramount Group, Inc., REIT (A) (B)	27,900	539,865
Pebblebrook Hotel Trust, REIT	6,100	283,284
Post Properties, Inc., REIT	7,600	461,700
Prologis, Inc., Class A, REIT	34,103	1,539,409
Public Storage, REIT	3,600	723,024
Ramco-Gershenson Properties Trust, REIT	13,000	254,410
Simon Property Group, Inc., REIT	11,303	2,245,454
SL Green Realty Corp., REIT	9,800	1,234,800
Spirit Realty Capital, Inc., REIT	50,000	643,000
Strategic Hotels & Resorts, Inc., REIT (B)	31,300	420,046
Sun Communities, Inc., REIT (A)	6,300	426,699

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States - 51.5% (continued)
Sunstone Hotel Investors, Inc., REIT	19,577	$ 333,788
Tanger Factory Outlet Centers, Inc., REIT	6,210	244,364
Taubman Centers, Inc., REIT (A)	5,850	479,407
UDR, Inc., REIT (A)	32,783	1,090,363
Urban Edge Properties, REIT (B)	5,519	131,009
Vornado Realty Trust, Class A, REIT	11,037	1,218,926

		30,414,638

Total Common Stocks (Cost $41,711,601)		58,676,027

WARRANT - 0.0% (C)
Hong Kong - 0.0% (C)
Sun Hung Kai Properties, Ltd. (B)
Exercise Price HKD 98.60
Expires 04/22/2016	4,653	16,806

Total Warrant (Cost $0)		16,806

SECURITIES LENDING COLLATERAL - 10.8%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (D)	6,415,938	6,415,938

Total Securities Lending Collateral (Cost $6,415,938)		6,415,938

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (D), dated 01/30/2015, to be repurchased at $444,085 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $455,430.	$ 444,084	444,084

Total Repurchase Agreement (Cost $444,084)		444,084

Total Investments (Cost $48,571,623) (E)		65,552,855
Net Other Assets (Liabilities) - (11.0)%		(6,503,012)

Net Assets - 100.0%		$ 59,049,843

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Real Estate Investment Trusts	70.5%	$46,190,466
Real Estate Management & Development	18.7	12,266,040
Hotels, Restaurants & Leisure	0.3	236,327

Investments, at Value	89.5	58,692,833
Short-Term Investments	10.5	6,860,022

Total Investments	100.0%	$65,552,855

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Common Stocks	$30,578,738	$28,097,289	$—	$58,676,027
Warrant	—	16,806	—	16,806
Securities Lending Collateral	6,415,938	—	—	6,415,938
Repurchase Agreement	—	444,084	—	444,084

Total Investments	$36,994,676	$28,558,179	$—	$65,552,855

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $6,181,516. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at January 31, 2015.
(E)	Aggregate cost for federal income tax purposes is $48,571,623. Aggregate gross unrealized appreciation and depreciation for all securities is $17,298,436 and $317,204, respectively. Net unrealized appreciation for tax purposes is $16,981,232.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATION:

HKD	Hong Kong Dollar

PORTFOLIO ABBREVIATIONS:

CVA	Dutch Certificate Depositary Receipt
REIT	Real Estate Investment Trust; includes domestic REITs and Foreign REITs

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 2.0%
Boeing Co.	72,105	$ 10,481,904

Automobiles - 1.1%
Tesla Motors, Inc. (A) (B)	28,666	5,836,398

Beverages - 0.1%
Monster Beverage Corp. (B)	3,112	363,948

Biotechnology - 10.2%
Alexion Pharmaceuticals, Inc. (B)	43,564	7,982,667
Biogen Idec, Inc. (B)	40,372	15,711,168
Celgene Corp. (B)	113,286	13,499,160
Gilead Sciences, Inc. (B)	75,030	7,865,395
Incyte Corp. (A) (B)	37,258	2,969,835
Vertex Pharmaceuticals, Inc. (B)	45,757	5,039,676

		53,067,901

Capital Markets - 1.0%
Morgan Stanley	160,286	5,419,270

Chemicals - 1.9%
Monsanto Co.	82,531	9,737,007

Diversified Financial Services - 1.0%
McGraw-Hill Financial, Inc.	58,426	5,225,621

Energy Equipment & Services - 1.1%
Schlumberger, Ltd.	66,063	5,442,931

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	69,080	9,877,749
Kroger Co.	30,731	2,121,976

		11,999,725

Food Products - 2.1%
Mead Johnson Nutrition Co., Class A	42,200	4,156,278
Mondelez International, Inc., Class A	190,069	6,698,032

		10,854,310

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	202,326	9,056,112

Hotels, Restaurants & Leisure - 4.2%
Chipotle Mexican Grill, Inc., Class A (B)	8,031	5,700,725
Marriott International, Inc., Class A (A)	102,811	7,659,420
Starbucks Corp.	96,138	8,414,959

		21,775,104

Internet & Catalog Retail - 6.9%
Amazon.com, Inc. (B)	41,827	14,828,926
Netflix, Inc. (B)	20,141	8,898,294
Priceline Group, Inc. (B)	8,362	8,441,272
TripAdvisor, Inc. (B)	57,144	3,829,219

		35,997,711

Internet Software & Services - 12.5%
Alibaba Group Holding, Ltd., ADR (B)	115,778	10,313,504
Facebook, Inc., Class A (B)	243,433	18,478,999
Google, Inc., Class A (B)	13,555	7,286,490
Google, Inc., Class C (B)	15,511	8,290,940
LendingClub Corp. (A) (B)	22,810	428,144
LinkedIn Corp., Class A (B)	40,913	9,194,787

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Tencent Holdings, Ltd.	309,074	$ 5,209,064
Twitter, Inc. (B)	147,338	5,529,595

		64,731,523

IT Services - 7.4%
FleetCor Technologies, Inc. (B)	46,326	6,508,803
Mastercard, Inc., Class A	218,371	17,912,973
Visa, Inc., Class A	54,178	13,810,514

		38,232,290

Life Sciences Tools & Services - 1.7%
Illumina, Inc. (B)	45,469	8,875,094

Media - 3.3%
Twenty-First Century Fox, Inc., Class A	191,201	6,340,225
Walt Disney Co.	116,295	10,578,193

		16,918,418

Oil, Gas & Consumable Fuels - 2.4%
Concho Resources, Inc. (B)	64,684	7,170,221
EOG Resources, Inc.	60,650	5,399,670

		12,569,891

Pharmaceuticals - 8.0%
Actavis PLC (B)	37,587	10,018,439
Bristol-Myers Squibb Co.	195,103	11,758,858
Novo Nordisk A/S, ADR	210,280	9,370,077
Perrigo Co. PLC	11,507	1,746,072
Shire PLC, Class B, ADR	38,048	8,342,404

		41,235,850

Real Estate Investment Trusts - 1.2%
American Tower Corp., Class A	62,430	6,052,588

Road & Rail - 2.8%
Canadian Pacific Railway, Ltd.	34,259	5,984,019
Union Pacific Corp.	74,756	8,762,151

		14,746,170

Semiconductors & Semiconductor Equipment - 1.2%
ARM Holdings PLC, ADR (A)	135,517	6,347,616

Software - 7.8%
Adobe Systems, Inc. (B)	119,683	8,393,369
FireEye, Inc. (A) (B)	75,301	2,545,927
Red Hat, Inc. (B)	110,839	7,070,420
salesforce.com, Inc. (B)	166,703	9,410,384
Splunk, Inc. (B)	83,414	4,308,333
VMware, Inc., Class A (B)	42,946	3,311,137
Workday, Inc., Class A (A) (B)	69,718	5,539,792

		40,579,362

Specialty Retail - 4.8%
Inditex SA	280,477	8,266,649
O’Reilly Automotive, Inc. (B)	33,366	6,251,454
Tiffany & Co.	64,796	5,613,925
TJX Cos., Inc.	74,791	4,931,719

		25,063,747

Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	260,362	30,504,012

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 3.7%
NIKE, Inc., Class B	138,291	$ 12,757,345
Under Armour, Inc., Class A (A) (B)	90,545	6,526,483

		19,283,828

Total Common Stocks (Cost $298,253,135)		510,398,331

SECURITIES LENDING COLLATERAL - 5.0%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (C)	25,941,244	25,941,244

Total Securities Lending Collateral (Cost $25,941,244)		25,941,244

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.01% (C), dated 01/30/2015, to be repurchased at $10,712,961 on 02/02/2015. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $10,927,800.	$ 10,712,952	10,712,952

Total Repurchase Agreement (Cost $10,712,952)		10,712,952

Total Investments (Cost $334,907,331) (D)		547,052,527
Net Other Assets (Liabilities) - (5.4)%		(28,066,287)

Net Assets - 100.0%		$ 518,986,240

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Common Stocks	$496,922,618	$13,475,713	$—	$510,398,331
Securities Lending Collateral	25,941,244	—	—	25,941,244
Repurchase Agreement	—	10,712,952	—	10,712,952

Total Investments	$522,863,862	$24,188,665	$—	$547,052,527

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $25,384,836. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at January 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $334,907,331. Aggregate gross unrealized appreciation and depreciation for all securities is $214,653,971 and $2,508,775, respectively. Net unrealized appreciation for tax purposes is $212,145,196.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.1%
Internet Software & Services - 0.1%
Dropbox, Inc.
0.00% (A) (B) (C) (D)	34,602	$ 660,940

Total Convertible Preferred Stock (Cost $313,117)		660,940

PREFERRED STOCKS - 0.4%
Internet Software & Services - 0.0% (E)
Peixe Urbano, Inc.
0.00% (A) (B) (C) (D)	50,890	21,883

Software - 0.4%
Palantir Technologies, Inc.
Series G, 0.00% (A) (B) (C) (D)	355,382	2,850,163

Total Preferred Stocks (Cost $2,762,813)		2,872,046

COMMON STOCKS - 94.2%
Aerospace & Defense - 2.7%
TransDigm Group, Inc.	98,597	20,264,641

Automobiles - 3.3%
Tesla Motors, Inc. (A) (F)	119,902	24,412,047

Beverages - 1.1%
Monster Beverage Corp. (A)	70,230	8,213,399

Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (A)	42,709	4,007,385
Intercept Pharmaceuticals, Inc. (A)	5,075	1,020,227
Ironwood Pharmaceuticals, Inc., Class A (A)	366,922	5,716,645
Pharmacyclics, Inc. (A) (F)	19,294	3,255,863
Seattle Genetics, Inc. (A) (F)	53,855	1,678,122

		15,678,242

Commercial Services & Supplies - 1.1%
Stericycle, Inc. (A)	60,604	7,956,699

Communications Equipment - 1.1%
Palo Alto Networks, Inc. (A)	64,216	8,116,260

Diversified Financial Services - 5.7%
McGraw-Hill Financial, Inc.	230,912	20,652,769
MSCI, Inc., Class A	399,940	21,524,771

		42,177,540

Electrical Equipment - 0.5%
SolarCity Corp. (A) (F)	74,026	3,598,404

Food Products - 6.3%
Keurig Green Mountain, Inc.	160,186	19,632,396
Mead Johnson Nutrition Co., Class A	278,500	27,429,465

		47,061,861

Health Care Equipment & Supplies - 4.7%
Intuitive Surgical, Inc. (A)	70,564	34,892,487

Health Care Technology - 3.5%
athenahealth, Inc. (A) (F)	183,949	25,699,515

Hotels, Restaurants & Leisure - 5.4%
Chipotle Mexican Grill, Inc., Class A (A)	5,544	3,935,353
Dunkin’ Brands Group, Inc.	394,911	18,683,240
Panera Bread Co., Class A (A) (F)	101,134	17,380,889

		39,999,482

	Shares	Value
COMMON STOCKS (continued)
Internet & Catalog Retail - 3.7%
Ctrip.com International, Ltd., ADR (A)	134,526	$ 6,397,384
Groupon, Inc., Class A (A) (F)	626,694	4,487,129
TripAdvisor, Inc. (A)	105,098	7,042,617
Zalando SE (A) (F) (G)	159,896	4,336,378
zulily, Inc., Class A (A) (F)	271,181	5,016,849

		27,280,357

Internet Software & Services - 15.6%
Autohome, Inc., ADR (A) (F)	181,622	6,469,376
Dropbox, Inc. (A) (B) (C) (D)	327,298	6,251,784
LendingClub Corp. (A)	116,401	2,184,847
LinkedIn Corp., Class A (A)	164,888	37,056,929
MercadoLibre, Inc.	43,484	5,389,407
Pandora Media, Inc. (A) (F)	385,143	6,393,374
Twitter, Inc. (A)	694,776	26,074,943
Yelp, Inc., Class A (A) (F)	69,449	3,643,989
Youku Tudou, Inc., ADR (A) (F)	365,988	6,133,959
Zillow, Inc., Class A (A) (F)	168,472	16,328,306

		115,926,914

IT Services - 4.9%
FleetCor Technologies, Inc. (A)	126,725	17,804,862
Gartner, Inc. (A)	222,766	18,761,353

		36,566,215

Life Sciences Tools & Services - 5.9%
Illumina, Inc. (A)	225,725	44,059,263

Machinery - 1.5%
Colfax Corp. (A) (F)	254,045	11,510,779

Pharmaceuticals - 4.2%
Endo International PLC (A)	289,538	23,050,120
Zoetis, Inc., Class A	198,655	8,488,528

		31,538,648

Professional Services - 4.7%
IHS, Inc., Class A (A)	141,122	16,247,376
Verisk Analytics, Inc., Class A (A)	293,340	18,876,429

		35,123,805

Software - 10.9%
FireEye, Inc. (A) (F)	413,959	13,995,954
NetSuite, Inc. (A) (F)	70,446	6,934,000
ServiceNow, Inc. (A)	155,319	11,322,755
Splunk, Inc. (A)	389,385	20,111,735
Tableau Software, Inc., Class A (A)	57,123	4,613,253
Workday, Inc., Class A (A)	275,202	21,867,551
Zynga, Inc., Class A (A) (F)	975,607	2,497,554

		81,342,802

Technology Hardware, Storage & Peripherals - 0.8%
3D Systems Corp. (A) (F)	110,376	3,209,734
Stratasys, Ltd. (A) (F)	37,480	2,979,285

		6,189,019

Textiles, Apparel & Luxury Goods - 4.5%
lululemon athletica, Inc. (A)	169,876	11,252,586

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Michael Kors Holdings, Ltd. (A)	255,667	$ 18,098,667
Under Armour, Inc., Class A (A)	57,525	4,146,402

		33,497,655

Total Common Stocks (Cost $574,670,859)		701,106,034

	Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.2% (H)
USD vs. CNY (C), Call
Exercise Price CNY 6.62
Expires 06/19/2015, RBS	135,629,653	388,037
USD vs. CNY (C), Call
Exercise Price CNY 6.65
Expires 11/23/2015, RBS	121,084,241	982,114

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $774,590)		1,370,151

	Shares	Value
SECURITIES LENDING COLLATERAL - 20.6%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (I)	153,556,380	153,556,380

Total Securities Lending Collateral (Cost $153,556,380)		153,556,380

	Principal	Value
REPURCHASE AGREEMENT - 5.4%
State Street Bank & Trust Co. 0.01% (I), dated 01/30/2015, to be repurchased at $40,121,872 on 02/02/2015. Collateralized by U.S. Government Agency Obligations, 2.06% - 4.00%, due 12/15/2017 - 10/17/2022, and with a total value of $40,924,679.	$ 40,121,838	40,121,838

Total Repurchase Agreement (Cost $40,121,838)		40,121,838

Total Investments (Cost $772,199,597) (J)		899,687,389
Net Other Assets (Liabilities) - (20.9)%		(155,687,913)

Net Assets - 100.0%		$ 743,999,476

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Convertible Preferred Stock
Internet Software & Services	$—	$—	$660,940	$660,940
Preferred Stocks
Internet Software & Services	—	—	21,883	21,883
Software	—	—	2,850,163	2,850,163
Common Stocks
Aerospace & Defense	20,264,641	—	—	20,264,641
Automobiles	24,412,047	—	—	24,412,047
Beverages	8,213,399	—	—	8,213,399
Biotechnology	15,678,242	—	—	15,678,242
Commercial Services & Supplies	7,956,699	—	—	7,956,699
Communications Equipment	8,116,260	—	—	8,116,260
Diversified Financial Services	42,177,540	—	—	42,177,540
Electrical Equipment	3,598,404	—	—	3,598,404
Food Products	47,061,861	—	—	47,061,861
Health Care Equipment & Supplies	34,892,487	—	—	34,892,487
Health Care Technology	25,699,515	—	—	25,699,515
Hotels, Restaurants & Leisure	39,999,482	—	—	39,999,482
Internet & Catalog Retail	22,943,979	4,336,378	—	27,280,357
Internet Software & Services	109,675,130	—	6,251,784	115,926,914
IT Services	36,566,215	—	—	36,566,215
Life Sciences Tools & Services	44,059,263	—	—	44,059,263
Machinery	11,510,779	—	—	11,510,779
Pharmaceuticals	31,538,648	—	—	31,538,648
Professional Services	35,123,805	—	—	35,123,805
Software	81,342,802	—	—	81,342,802
Technology Hardware, Storage & Peripherals	6,189,019	—	—	6,189,019
Textiles, Apparel & Luxury Goods	33,497,655	—	—	33,497,655
Over-the-Counter Foreign Exchange Options Purchased	—	1,370,151	—	1,370,151
Securities Lending Collateral	153,556,380	—	—	153,556,380
Repurchase Agreement	—	40,121,838	—	40,121,838

Total Investments	$844,074,252	$45,828,367	$9,784,770	$899,687,389

Level 3 Rollforward

Investments	Beginning Balance at October 31, 2014	Purchases	Sales (L)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (M)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2015 (N)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2015 (M)
Convertible Preferred Stocks	$649,825	$—	$0	$—	$(1,667,226)	$1,678,341	$—	$—	$660,940	$1,678,341
Preferred Stocks	2,240,179	—	0	—	(2,640,705)	3,272,572	—	—	2,872,046	3,272,572
Common Stocks	6,146,656	—	—	—	—	105,128	—	—	6,251,784	105,128

Total	$9,036,660	$—	$0	$—	$(4,307,931)	$5,056,041	$—	$—	$9,784,770	$5,056,041

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

Quantitative Information About Significant Unobservable Inputs (Level 3)

Investments	Value at January 31, 2015	Valuation Techniques	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Convertible Preferred Stock	$660,940	Market Transaction Method	Precedent Transaction of Preferred Stock	$19.1012	$19.1012	$19.1012	Increase

Preferred Stocks	$2,872,046	Merger & Acquisition Transaction	Sale / Merger Scenario	$0.43	$0.43	$0.43	Increase
		Market Transaction Method	Issuance Price of Preferred Shares	$8.89	$8.89	$8.02	Increase
		Market Comparable Companies	Discount for Lack of Marketability	10.0%	10.0%	10.0%	Decrease

Common Stocks	$6,251,784	Market Transaction Method	Precedent Transaction of Preferred Stock	$19.1012	$19.1012	$19.1012	Increase

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with procedures established by the board of trustees. Total aggregate fair value of securities is $9,784,770, representing 1.32% of the Fund’s net assets.
(C)	Total aggregate value of illiquid securities is $11,154,921, representing 1.50% of the Fund’s net assets.
(D)	At January 31, 2015, the Fund owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as Percentage of Net Assets
Convertible Preferred Stock	Dropbox, Inc.	05/25/2012	$313,117	$660,940	0.1%
Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	1,675,344	21,883	0.0	(E)
Preferred Stocks	Palantir Technologies, Inc., Series G	07/19/2012	1,087,469	2,850,163	0.4
Common Stocks	Dropbox, Inc.	05/01/2012	2,961,752	6,251,784	0.8

			$6,037,682	$9,784,770	1.3%

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of the security is on loan. The value of all securities on loan is $149,934,169. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $4,336,378, representing 0.58% of the Fund’s net assets.
(H)	Cash in the amount of $890,000 has been segregated by the broker as collateral for open options contracts.
(I)	Rate disclosed reflects the yield at January 31, 2015.
(J)	Aggregate cost for federal income tax purposes is $772,199,597. Aggregate gross unrealized appreciation and depreciation for all securities is $183,942,532 and $56,454,740, respectively. Net unrealized appreciation for tax purposes is $127,487,792.
(K)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(L)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(M)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(N)	Total aggregate fair value of Level 3 securities is 1.32% of the Fund’s net assets.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:
RBS	Royal Bank of Scotland Group PLC

PORTFOLIO ABBREVIATION:
ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 89.2%
Aerospace & Defense - 1.5%
Bombardier, Inc.
6.00%, 10/15/2022 (A) (B)	$ 4,965,000	$ 4,679,512
6.13%, 01/15/2023 (A)	630,000	595,350
7.50%, 03/15/2018 (A) (B)	450,000	455,625
7.75%, 03/15/2020 (A) (B)	5,941,000	5,966,992
Spirit AeroSystems, Inc.
5.25%, 03/15/2022	627,000	641,108
6.75%, 12/15/2020	3,420,000	3,616,650
Triumph Group, Inc.
5.25%, 06/01/2022 (B)	4,114,000	4,052,290

		20,007,527

Airlines - 2.4%
American Airlines Group, Inc.
5.50%, 10/01/2019 (A) (B)	7,006,000	7,242,453
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	2,205,991	2,269,303
5.63%, 01/15/2021 (A)	1,050,694	1,087,468
6.00%, 01/15/2017 (A)	1,119,000	1,135,785
6.13%, 07/15/2018 (A)	1,600,000	1,634,000
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	2,224,000	2,335,200
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	978,460	1,012,706
6.90%, 10/19/2023	3,036,851	3,264,615
Delta Air Lines Pass-Through Trust
6.38%, 07/02/2017 (A)	1,180,000	1,224,250
6.75%, 05/23/2017	1,325,000	1,374,688
U.S. Airways Pass-Through Trust
5.38%, 05/15/2023	501,501	515,292
6.75%, 12/03/2022	2,023,479	2,180,299
9.13%, 10/01/2015	1,028,933	1,059,801
United Airlines Pass-Through Trust
4.63%, 03/03/2024 (B)	1,070,000	1,064,650
United Continental Holdings, Inc.
6.38%, 06/01/2018	2,495,000	2,657,175
US Airways Group, Inc.
6.13%, 06/01/2018 (B)	2,000,000	2,102,500

		32,160,185

Auto Components - 0.3%
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021 (B)	3,028,000	3,251,315
8.25%, 08/15/2020	1,294,000	1,378,110

		4,629,425

Automobiles - 1.7%
Chrysler Group LLC / CG Co-Issuer, Inc.
8.00%, 06/15/2019	5,944,000	6,248,630
8.25%, 06/15/2021	6,846,000	7,616,175
Jaguar Land Rover Automotive PLC
4.25%, 11/15/2019 (A) (B)	748,000	761,090
5.63%, 02/01/2023 (A) (B)	2,465,000	2,643,712
8.13%, 05/15/2021 (A)	5,615,000	6,204,575

		23,474,182

Banks - 2.0%
Barclays PLC
6.63%, 09/15/2019 (B) (C) (D)	4,000,000	3,853,972
8.25%, 12/15/2018 (B) (C) (D)	3,149,000	3,282,263

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
CIT Group, Inc.
4.25%, 08/15/2017	$ 1,500,000	$ 1,518,450
5.00%, 05/15/2017	450,000	463,219
5.25%, 03/15/2018	583,000	604,862
5.50%, 02/15/2019 (A)	3,500,000	3,713,150
Deutsche Bank AG
7.50%, 04/30/2025 (B) (C) (D)	2,800,000	2,728,250
Goldman Sachs Capital II
4.00%, 03/02/2015 (C) (D)	14,758,000	11,511,240

		27,675,406

Beverages - 0.7%
Cott Beverages, Inc.
5.38%, 07/01/2022 (A) (B)	6,980,000	6,264,550
6.75%, 01/01/2020 (A)	3,130,000	3,090,875

		9,355,425

Building Products - 2.1%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	12,218,000	10,110,395
Builders FirstSource, Inc.
7.63%, 06/01/2021 (A) (B)	2,500,000	2,518,750
Building Materials Holding Corp.
9.00%, 09/15/2018 (A)	2,005,000	2,090,213
Griffon Corp.
5.25%, 03/01/2022	6,090,000	5,846,400
Ply Gem Industries, Inc.
6.50%, 02/01/2022 (B)	8,169,000	7,872,976

		28,438,734

Capital Markets - 0.4%
Goldman Sachs Group, Inc.
5.70%, 05/10/2019 (C) (D)	1,691,000	1,732,746
Morgan Stanley
5.45%, 07/15/2019 (C) (D)	3,054,000	3,103,872

		4,836,618

Chemicals - 0.6%
Hexion US Finance Corp.
6.63%, 04/15/2020	7,980,000	7,496,213

Commercial Services & Supplies - 1.8%
Hertz Corp.
5.88%, 10/15/2020 (B)	3,413,000	3,464,195
6.75%, 04/15/2019	3,460,000	3,563,800
Polymer Group, Inc.
6.88%, 06/01/2019 (A)	1,375,000	1,313,125
United Rentals North America, Inc.
7.38%, 05/15/2020	2,634,000	2,834,843
7.63%, 04/15/2022	11,875,000	13,060,125
8.25%, 02/01/2021	589,000	636,856

		24,872,944

Communications Equipment - 0.3%
CommScope, Inc.
5.00%, 06/15/2021 (A)	2,792,000	2,687,300
5.50%, 06/15/2024 (A)	1,323,000	1,278,349

		3,965,649

Construction & Engineering - 2.1%
Abengoa Finance SAU
7.75%, 02/01/2020 (A)	1,350,000	1,270,688

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Abengoa Greenfield SA
6.50%, 10/01/2019 (A)	$ 2,490,000	$ 2,290,800
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 (A)	6,724,000	6,286,940
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 (A) (B)	3,515,000	3,268,950
7.25%, 10/15/2020 (A)	5,630,000	5,784,825
7.50%, 05/15/2016	85,000	87,550
8.00%, 11/01/2019 (A)	1,450,000	1,348,500
9.13%, 11/15/2020 (A)	6,427,000	6,732,282
Standard Pacific Corp.
5.88%, 11/15/2024	910,000	903,175

		27,973,710

Construction Materials - 0.1%
Vulcan Materials Co.
7.15%, 11/30/2037	1,463,000	1,506,890

Consumer Finance - 3.2%
Ally Financial, Inc.
4.75%, 09/10/2018	6,325,000	6,562,187
7.50%, 09/15/2020 (B)	3,278,000	3,892,625
8.00%, 03/15/2020	563,000	671,378
Navient Corp.
5.00%, 10/26/2020	1,968,000	1,965,540
5.88%, 10/25/2024	1,968,000	1,859,760
Series MTN
4.88%, 06/17/2019	3,100,000	3,123,250
5.00%, 06/15/2018	1,700,000	1,691,500
OneMain Financial Holdings, Inc.
6.75%, 12/15/2019 (A)	2,688,000	2,778,720
7.25%, 12/15/2021 (A)	2,021,000	2,086,682
Springleaf Finance Corp.
6.00%, 06/01/2020	8,500,000	8,542,500
7.75%, 10/01/2021	1,000,000	1,110,000
Series MTN
6.50%, 09/15/2017	150,000	158,250
6.90%, 12/15/2017	7,889,000	8,441,230

		42,883,622

Containers & Packaging - 1.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.24%, 12/15/2019 (A) (C)	3,010,000	2,889,600
Constellium NV
8.00%, 01/15/2023 (A)	3,230,000	3,205,775
Sealed Air Corp.
5.13%, 12/01/2024 (A)	776,000	796,370
8.38%, 09/15/2021 (A)	1,425,000	1,599,562
Tekni-Plex, Inc.
9.75%, 06/01/2019 (A)	8,486,000	9,186,095

		17,677,402

Diversified Consumer Services - 0.1%
Service Corp., International
6.75%, 04/01/2016	220,000	229,350
7.00%, 06/15/2017	1,240,000	1,345,400

		1,574,750

Diversified Financial Services - 5.1%
Bank of America Corp.
5.13%, 06/17/2019 (C) (D)	6,779,000	6,622,236
8.00%, 01/30/2018 (C) (D)	7,883,000	8,438,751
Citigroup, Inc.
6.30%, 05/15/2024 (B) (C) (D)	4,173,000	4,197,775

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup, Inc. (continued)
Series N
5.80%, 11/15/2019 (C) (D)	$ 3,666,000	$ 3,674,018
Credit Suisse Group AG
6.25%, 12/18/2024 (A) (B) (C) (D)	3,050,000	2,939,132
7.50%, 12/11/2023 (A) (B) (C) (D)	5,150,000	5,408,705
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 (A)	13,611,000	14,563,770
General Motors Financial Co., Inc.
3.25%, 05/15/2018	938,000	952,070
4.75%, 08/15/2017	1,884,000	1,994,384
General Motors Financial Co., Inc. (Escrow Shares)
7.20%, 01/15/2049 (E) (G) (H)	2,825,000	0
ILFC E-Capital Trust I
4.37%, 12/21/2065 (A) (C)	9,101,000	8,475,306
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.50%, 04/15/2021 (A) (B)	3,843,000	3,612,420
JPMorgan Chase & Co.
5.00%, 07/01/2019 (C) (D)	3,000,000	2,970,000
7.90%, 04/30/2018 (C) (D)	4,950,000	5,319,706

		69,168,273

Diversified Telecommunication Services - 8.3%
Altice Financing SA
6.63%, 02/15/2023	3,170,000	3,265,100
CenturyLink, Inc.
7.60%, 09/15/2039	7,123,000	7,194,230
7.65%, 03/15/2042	10,509,000	10,614,090
Cincinnati Bell, Inc.
8.38%, 10/15/2020	3,119,000	3,280,798
Frontier Communications Corp.
6.88%, 01/15/2025 (B)	500,000	506,875
7.13%, 01/15/2023 (B)	2,000,000	2,075,000
7.63%, 04/15/2024	6,101,000	6,451,808
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	7,701,000	8,230,444
7.63%, 06/15/2021 (B)	4,418,000	4,804,575
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (B)	3,575,000	3,713,531
7.25%, 10/15/2020	2,963,000	3,107,446
Koninklijke KPN NV
7.00%, 03/28/2073 (A) (C)	3,100,000	3,312,350
Level 3 Communications, Inc.
8.88%, 06/01/2019	300,000	317,250
Level 3 Financing, Inc.
7.00%, 06/01/2020	4,845,000	5,159,925
8.13%, 07/01/2019	5,525,000	5,863,406
Sprint Capital Corp.
6.90%, 05/01/2019	3,593,000	3,651,386
8.75%, 03/15/2032	5,144,000	5,259,740
Telecom Italia Capital SA
7.00%, 06/04/2018	1,165,000	1,304,800
Telecom Italia SpA
5.30%, 05/30/2024 (A)	1,400,000	1,456,000
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	1,300,000	1,345,500
6.00%, 10/15/2024 (A)	1,137,000	1,196,693
6.38%, 04/15/2023 (A) (B)	7,360,000	7,838,400
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	3,600,000	3,510,000
7.38%, 04/23/2021 (A)	7,958,000	7,719,260

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Windstream Corp.
7.75%, 10/15/2020 - 10/01/2021	$ 11,217,000	$ 11,549,887

		112,728,494

Electric Utilities - 1.6%
Abengoa Yield PLC
7.00%, 11/15/2019 (A) (B)	2,102,000	2,133,530
Elwood Energy LLC
8.16%, 07/05/2026	3,985,071	4,293,915
Homer City Generation, LP
8.14%, 10/01/2019
(Cash Rate: 8.14%) (F)	2,840,529	2,925,745
8.73%, 10/01/2026
(Cash Rate: 8.73%) (F)	6,594,861	6,726,758
LSP Energy, LP (Escrow Shares)
7.16%, 01/15/2014 (E) (G) (H)	7,150,000	1
8.16%, 07/15/2025 (E) (G) (H)	750,000	4
Red Oak Power LLC
9.20%, 11/30/2029	4,740,000	5,190,300

		21,270,253

Electronic Equipment, Instruments & Components - 0.9%
Belden, Inc.
5.50%, 09/01/2022 (A)	5,250,000	5,223,750
Sanmina Corp.
4.38%, 06/01/2019 (A)	3,121,000	3,074,185
Zebra Technologies Corp.
7.25%, 10/15/2022 (A)	3,505,000	3,759,113

		12,057,048

Energy Equipment & Services - 3.1%
CSI Compressco LP /Compressco Finance, Inc.
7.25%, 08/15/2022 (A)	3,939,000	3,269,370
Kinder Morgan, Inc.
7.25%, 06/01/2018 (B)	13,186,000	14,938,196
Series MTN
8.05%, 10/15/2030	486,000	618,966
NuStar Logistics, LP
4.80%, 09/01/2020	1,140,000	1,121,475
6.75%, 02/01/2021	4,330,000	4,557,325
8.15%, 04/15/2018	2,310,000	2,602,954
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020	9,355,000	10,150,175
5.88%, 03/01/2022	233,000	255,135
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018 (A)	3,425,000	3,492,815
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/2022 (A)	1,090,000	1,106,350

		42,112,761

Food & Staples Retailing - 0.3%
Rite Aid Corp.
6.75%, 06/15/2021	3,722,000	3,889,490

Food Products - 1.0%
Aramark Services, Inc.
5.75%, 03/15/2020	1,705,000	1,773,200
JBS USA LLC / JBS USA Finance, Inc.
7.25%, 06/01/2021 (A)	3,523,000	3,628,690
Post Holdings, Inc.
7.38%, 02/15/2022	7,922,000	8,060,635

		13,462,525

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 2.4%
Biomet, Inc.
6.50%, 08/01/2020	$ 8,785,000	$ 9,367,006
Crimson Merger Sub, Inc.
6.63%, 05/15/2022 (A) (B)	7,822,000	6,766,030
Hologic, Inc.
6.25%, 08/01/2020	4,605,000	4,806,469
Mallinckrodt International Finance SA
3.50%, 04/15/2018	4,420,000	4,287,400
4.75%, 04/15/2023 (B)	5,055,000	4,802,250
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.75%, 08/01/2022 (A)	1,890,000	1,951,425

		31,980,580

Health Care Providers & Services - 6.1%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022 (B)	3,035,000	3,223,549
7.13%, 07/15/2020	7,490,000	7,976,850
8.00%, 11/15/2019	12,807,000	13,639,455
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	5,025,000	5,326,500
HCA Holdings, Inc.
6.25%, 02/15/2021	7,824,000	8,489,040
7.75%, 05/15/2021	2,888,000	3,086,550
HCA, Inc.
5.38%, 02/01/2025	1,000,000	1,027,500
6.50%, 02/15/2020	1,300,000	1,462,500
7.50%, 02/15/2022	8,235,000	9,650,596
HealthSouth Corp.
7.75%, 09/15/2022	5,630,000	5,953,725
LifePoint Hospitals, Inc.
5.50%, 12/01/2021	2,442,000	2,567,153
6.63%, 10/01/2020	5,634,000	5,922,743
Tenet Healthcare Corp.
4.38%, 10/01/2021	2,344,000	2,341,070
5.00%, 03/01/2019 (A) (B)	3,042,000	3,049,605
5.50%, 03/01/2019 (A)	1,600,000	1,626,000
6.00%, 10/01/2020	1,293,000	1,399,673
6.25%, 11/01/2018	275,000	298,719
8.13%, 04/01/2022	5,549,000	6,256,497

		83,297,725

Hotels, Restaurants & Leisure - 4.5%
Felcor Lodging, LP
5.63%, 03/01/2023	3,515,000	3,576,512
MGM Resorts International
6.00%, 03/15/2023 (B)	1,140,000	1,151,400
6.63%, 12/15/2021	5,537,000	5,813,850
6.75%, 10/01/2020 (B)	4,384,000	4,636,080
11.38%, 03/01/2018 (B)	9,931,000	11,842,717
NCL Corp., Ltd.
5.00%, 02/15/2018 (B)	4,725,000	4,784,062
5.25%, 11/15/2019 (A)	1,600,000	1,620,000
Pinnacle Entertainment, Inc.
6.38%, 08/01/2021	542,000	555,550
7.50%, 04/15/2021	8,132,000	8,457,280
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	1,050,000	1,061,813
10.00%, 12/01/2022 (A)	4,784,000	4,389,320
Studio City Finance, Ltd.
8.50%, 12/01/2020 (A) (B)	2,735,000	2,776,025

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Viking Cruises, Ltd.
8.50%, 10/15/2022 (A)	$ 7,536,000	$ 8,251,920
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.75%, 08/15/2020	2,147,000	2,281,188

		61,197,717

Household Durables - 3.4%
Beazer Homes USA, Inc.
5.75%, 06/15/2019	3,455,000	3,282,250
6.63%, 04/15/2018	1,917,000	1,979,303
7.25%, 02/01/2023	3,741,000	3,553,950
7.50%, 09/15/2021	350,000	340,375
9.13%, 05/15/2019 (B)	5,250,000	5,470,500
Jarden Corp.
6.13%, 11/15/2022	3,000,000	3,150,000
7.50%, 05/01/2017	1,262,000	1,388,200
KB Home
4.75%, 05/15/2019	1,702,000	1,625,410
7.25%, 06/15/2018	2,765,000	2,934,356
9.10%, 09/15/2017	3,034,000	3,390,495
Meritage Homes Corp.
4.50%, 03/01/2018	4,098,000	4,077,510
7.00%, 04/01/2022	1,413,000	1,490,715
7.15%, 04/15/2020	4,953,000	5,299,710
Standard Pacific Corp.
6.25%, 12/15/2021	1,800,000	1,836,000
8.38%, 01/15/2021 (B)	2,888,000	3,249,000
Tempur Sealy International, Inc.
6.88%, 12/15/2020	3,135,000	3,362,287

		46,430,061

Household Products - 1.8%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	745,000	761,763
6.88%, 02/15/2021	300,000	315,750
7.13%, 04/15/2019	10,189,000	10,551,983
9.88%, 08/15/2019	8,850,000	9,403,125
Sun Products Corp.
7.75%, 03/15/2021 (A) (B)	3,785,000	3,340,262

		24,372,883

Independent Power and Renewable Electricity Producers - 1.9%
Calpine Corp.
5.38%, 01/15/2023 (B)	500,000	505,000
5.75%, 01/15/2025 (B)	2,635,000	2,687,700
NRG Energy, Inc.
6.25%, 07/15/2022	1,500,000	1,541,250
6.63%, 03/15/2023 (B)	3,775,000	3,916,562
7.88%, 05/15/2021	12,762,000	13,687,245
8.25%, 09/01/2020 (B)	3,606,000	3,822,360

		26,160,117

Insurance - 1.7%
Genworth Holdings, Inc.
4.90%, 08/15/2023	1,632,000	1,320,853
7.20%, 02/15/2021	2,015,000	1,944,418
7.63%, 09/24/2021 (B)	9,461,000	9,273,994
Lincoln National Corp.
7.00%, 05/17/2066 (C)	10,288,000	10,236,560

		22,775,825

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 1.6%
First Data Corp.
8.88%, 08/15/2020 (A) (B)	$ 3,396,000	$ 3,637,965
SunGard Data Systems, Inc.
6.63%, 11/01/2019	4,942,000	4,966,710
7.63%, 11/15/2020	11,087,000	11,821,514
Unisys Corp.
6.25%, 08/15/2017 (B)	615,000	645,750

		21,071,939

Media - 8.0%
Cablevision Systems Corp.
5.88%, 09/15/2022 (B)	5,076,000	5,164,830
7.75%, 04/15/2018	13,219,000	14,474,805
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	2,675,000	2,621,500
5.75%, 01/15/2024 (B)	4,035,000	4,090,481
6.50%, 04/30/2021	6,516,000	6,858,090
7.00%, 01/15/2019	4,277,000	4,437,387
7.25%, 10/30/2017 (B)	1,500,000	1,560,000
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 (A)	4,818,000	5,010,720
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	10,926,000	11,177,775
7.63%, 03/15/2020	11,129,000	11,695,030
DISH DBS Corp.
4.63%, 07/15/2017	3,026,000	3,086,520
5.00%, 03/15/2023	3,185,000	3,129,263
5.88%, 07/15/2022 - 11/15/2024	6,057,000	6,092,435
7.88%, 09/01/2019 (B)	4,000,000	4,540,000
Getty Images, Inc.
7.00%, 10/15/2020 (A) (B)	3,886,000	2,720,200
Numericable-SFR
4.88%, 05/15/2019 (A)	5,465,000	5,465,000
Regal Entertainment Group
5.75%, 06/15/2023 - 02/01/2025	4,647,000	4,479,199
Unitymedia KabelBW GmbH
6.13%, 01/15/2025 (A)	3,076,000	3,237,490
Univision Communications, Inc.
8.50%, 05/15/2021 (A)	5,000,000	5,362,500
Ziggo Bond Finance BV
5.88%, 01/15/2025 (A) (B)	2,500,000	2,550,000

		107,753,225

Metals & Mining - 0.7%
ArcelorMittal
7.75%, 10/15/2039	3,880,000	4,015,800
Novelis, Inc.
8.38%, 12/15/2017	4,900,000	5,089,875

		9,105,675

Oil, Gas & Consumable Fuels - 5.9%
Antero Resources Finance Corp.
5.38%, 11/01/2021	1,360,000	1,326,000
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.
7.88%, 04/15/2022	5,004,000	3,202,560
California Resources Corp.
5.00%, 01/15/2020 (A) (B)	2,650,000	2,285,625
5.50%, 09/15/2021 (A) (B)	2,274,000	1,910,160
6.00%, 11/15/2024 (A) (B)	5,875,000	4,780,781
Carrizo Oil & Gas, Inc.
7.50%, 09/15/2020 (A) (B)	3,312,000	3,229,200
8.63%, 10/15/2018	3,310,000	3,314,965

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	$ 2,901,000	$ 2,813,970
Concho Resources, Inc.
5.50%, 04/01/2023	3,656,000	3,656,000
Denbury Resources, Inc.
5.50%, 05/01/2022 (B)	2,819,000	2,480,720
Energy XXI Gulf Coast, Inc.
6.88%, 03/15/2024 (A) (B)	1,392,000	612,480
7.50%, 12/15/2021 (B)	3,218,000	1,464,190
7.75%, 06/15/2019 (B)	2,375,000	1,110,313
EP Energy LLC /Everest Acquisition Finance, Inc.
9.38%, 05/01/2020 (B)	2,617,000	2,636,627
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 (B)	6,460,000	4,925,750
6.50%, 05/15/2019 (B)	1,350,000	1,049,625
7.75%, 02/01/2021	6,300,000	4,756,500
8.63%, 04/15/2020 (B)	3,640,000	2,875,600
Newfield Exploration Co.
6.88%, 02/01/2020 (B)	2,738,000	2,758,535
Oasis Petroleum, Inc.
6.50%, 11/01/2021	706,000	644,225
7.25%, 02/01/2019 (B)	1,481,000	1,414,355
Peabody Energy Corp.
6.25%, 11/15/2021 (B)	2,605,000	1,953,750
6.50%, 09/15/2020 (B)	1,440,000	1,101,600
PHI, Inc.
5.25%, 03/15/2019	3,758,000	3,269,460
Rosetta Resources, Inc.
5.63%, 05/01/2021	2,133,000	2,010,353
5.88%, 06/01/2022 - 06/01/2024 (B)	2,140,000	1,964,905
Samson Investment Co.
9.75%, 02/15/2020	2,275,000	705,250
SandRidge Energy, Inc.
7.50%, 02/15/2023 (B)	1,025,000	686,750
8.13%, 10/15/2022	851,000	578,680
SM Energy Co.
6.13%, 11/15/2022 (A)	1,414,000	1,364,510
6.50%, 11/15/2021 (B)	6,864,000	6,726,720
6.50%, 01/01/2023	520,000	509,600
6.63%, 02/15/2019	1,328,000	1,328,000
Whiting Petroleum Corp.
5.75%, 03/15/2021 (B)	4,170,000	3,966,712

		79,414,471

Paper & Forest Products - 0.7%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 (A)	4,954,000	5,121,198
Boise Cascade Co.
6.38%, 11/01/2020	2,848,000	2,990,400
Coveris Holdings SA
7.88%, 11/01/2019 (A)	1,940,000	1,959,400

		10,070,998

Personal Products - 0.4%
Revlon Consumer Products Corp.
5.75%, 02/15/2021 (B)	5,731,000	5,859,948

Pharmaceuticals - 1.4%
Salix Pharmaceuticals, Ltd.
6.00%, 01/15/2021 (A)	3,324,000	3,540,060
Valeant Pharmaceuticals International, Inc.
5.50%, 03/01/2023 (A)	1,800,000	1,845,000
5.63%, 12/01/2021 (A) (B)	350,000	359,625

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (continued)
6.38%, 10/15/2020 (A)	$ 2,561,000	$ 2,708,257
6.88%, 12/01/2018 (A)	1,772,000	1,835,792
7.00%, 10/01/2020 (A)	3,700,000	3,898,875
7.50%, 07/15/2021 (A)	4,527,000	4,957,065

		19,144,674

Real Estate Management & Development - 0.4%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018 (A) (B)	5,775,000	5,659,500

Road & Rail - 1.0%
Aviation Capital Group Corp.
4.63%, 01/31/2018 (A)	1,024,000	1,060,235
6.75%, 04/06/2021 (A)	2,754,000	3,098,250
7.13%, 10/15/2020 (A)	4,635,000	5,334,783
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 (A)	1,846,000	1,882,920
9.75%, 03/15/2020	2,344,000	2,543,240

		13,919,428

Semiconductors & Semiconductor Equipment - 0.6%
Freescale Semiconductor, Inc.
5.00%, 05/15/2021 (A) (B)	5,266,000	5,384,485
6.00%, 01/15/2022 (A)	1,245,000	1,319,700
NXP BV / NXP Funding LLC
3.75%, 06/01/2018 (A)	800,000	800,000

		7,504,185

Software - 1.1%
First Data Corp.
6.75%, 11/01/2020 (A)	5,913,000	6,326,910
7.38%, 06/15/2019 (A)	1,648,000	1,728,340
8.25%, 01/15/2021 (A)	750,000	799,688
8.75%, 01/15/2022
(Cash Rate: 8.75%) (A) (F)	2,717,000	2,920,775
11.75%, 08/15/2021	3,117,000	3,588,446

		15,364,159

Specialty Retail - 0.7%
Claire’s Stores, Inc.
6.13%, 03/15/2020 (A)	600,000	513,000
9.00%, 03/15/2019 (A) (B)	9,837,000	9,197,595

		9,710,595

Technology Hardware, Storage & Peripherals - 0.5%
Dell, Inc.
6.50%, 04/15/2038	4,324,000	4,345,620
7.10%, 04/15/2028	2,455,000	2,688,225

		7,033,845

Textiles, Apparel & Luxury Goods - 0.7%
Levi Strauss & Co.
6.88%, 05/01/2022 (B)	9,344,000	10,091,520

Transportation Infrastructure - 0.2%
syncreon Group BV / syncreon Global Finance US, Inc.
8.63%, 11/01/2021 (A)	2,337,000	2,091,615

Wireless Telecommunication Services - 2.6%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	4,673,000	5,385,632
Sprint Corp.
7.13%, 06/15/2024	1,920,000	1,867,200
7.88%, 09/15/2023	18,485,000	18,739,169

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.
6.13%, 01/15/2022	$ 702,000	$ 722,183
6.63%, 04/01/2023	5,700,000	5,913,750
6.73%, 04/28/2022	3,030,000	3,139,837

		35,767,771

Total Corporate Debt Securities (Cost $1,218,424,362)		1,208,995,982

CONVERTIBLE BOND - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Financing, Inc.
8.63%, 07/15/2020	1,848,000	2,015,244

Total Convertible Bond (Cost $2,028,378)		2,015,244

LOAN ASSIGNMENTS - 3.2%
Aerospace & Defense - 0.2%
Silver II US Holdings LLC, Term Loan
4.00%, 12/13/2019 (C)	2,759,919	2,574,775

Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc., Term Loan
3.75%, 10/09/2019 (C)	3,916,112	3,802,302

Containers & Packaging - 0.1%
Exopack Holdings SA, Term Loan B
5.25%, 05/08/2019 (C)	1,877,040	1,870,001

Diversified Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA, Term Loan B2
3.75%, 06/30/2019 (C)	3,864,684	3,819,595

Energy Equipment & Services - 0.1%
Stallion Oilfield Services, Ltd., Term Loan B
8.00%, 06/19/2018 (C)	2,503,904	1,894,622

Food Products - 0.5%
Big Heart Pet Brands, Term Loan
3.50%, 03/08/2020 (C)	3,970,000	3,817,155
Del Monte Foods, Inc., 1st Lien Term Loan
4.25%, 02/18/2021 (C)	3,960,000	3,667,950

		7,485,105

Hotels, Restaurants & Leisure - 0.3%
Great Wolf Resorts, Inc., Term Loan B
5.75%, 08/06/2020 (C)	3,940,000	3,925,225

Independent Power and Renewable Electricity Producers - 0.3%
Dynegy Holdings, Inc., Term Loan B2
4.00%, 04/23/2020 (C)	3,940,000	3,894,446

Media - 0.3%
Checkout Holding Corp., 2nd Lien Term Loan
7.75%, 04/11/2022 (C)	479,000	428,705
Interactive Data Corp., Term Loan
4.75%, 05/02/2021 (C)	3,438,720	3,423,675

		3,852,380

	Principal	Value
LOAN ASSIGNMENTS (continued)
Metals & Mining - 0.1%
Atkore International, Inc., 1st Lien Term Loan
4.50%, 04/09/2021 (C)	$ 666,650	$ 654,150
Atkore International, Inc., 2nd Lien Term Loan
7.75%, 10/09/2021 (C)	580,000	565,500

		1,219,650

Professional Services - 0.1%
Ceridian LLC, Term Loan
4.50%, 09/15/2020 (C)	1,483,610	1,453,938

Real Estate Management & Development - 0.3%
CityCenter Holdings LLC, Term Loan B
4.25%, 10/16/2020 (C)	4,400,000	4,372,500

Software - 0.3%
BMC Software Finance, Inc., Term Loan
5.00%, 09/10/2020 (C)	3,821,111	3,694,319

Total Loan Assignments (Cost $45,527,055)		43,858,858

	Shares	Value
PREFERRED STOCKS - 1.5%
Banks - 0.8%
GMAC Capital Trust I
Series 2, 8.13% (C)	420,750	11,065,725

Capital Markets - 0.1%
Goldman Sachs Group, Inc.
Series J, 5.50% (B) (C)	52,081	1,296,296

Consumer Finance - 0.4%
Ally Financial, Inc.
Series A, 8.50% (C)	211,700	5,584,646

Insurance - 0.2%
Hartford Financial Services Group, Inc.
7.88% (C)	65,400	1,994,046

Total Preferred Stocks (Cost $18,986,636)		19,940,713

COMMON STOCK - 0.1%
IT Services - 0.1%
Unisys Corp. (B) (I)	61,972	1,359,046

Total Common Stock (Cost $1,487,453)		1,359,046

SECURITIES LENDING COLLATERAL - 11.6%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (J)	156,778,100	156,778,100

Total Securities Lending Collateral (Cost $156,778,100)		156,778,100

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 4.1%

State Street Bank & Trust Co.
0.01% (J), dated 01/30/2015, to be repurchased at $54,898,126 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.10%, due 10/17/2022, and with a value of $55,998,376.

$ 54,898,080	$ 54,898,080

Total Repurchase Agreement (Cost $54,898,080)	54,898,080

Total Investments (Cost $1,498,130,064) (K)	1,487,846,023
Net Other Assets (Liabilities) - (9.8)%	(133,288,833)

Net Assets - 100.0%	$ 1,354,557,190

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (M)	Value at January 31, 2015
ASSETS
Investments
Corporate Debt Securities
Aerospace & Defense	$—	$20,007,527	$—	$20,007,527
Airlines	—	32,160,185	—	32,160,185
Auto Components	—	4,629,425	—	4,629,425
Automobiles	—	23,474,182	—	23,474,182
Banks	—	27,675,406	—	27,675,406
Beverages	—	9,355,425	—	9,355,425
Building Products	—	28,438,734	—	28,438,734
Capital Markets	—	4,836,618	—	4,836,618
Chemicals	—	7,496,213	—	7,496,213
Commercial Services & Supplies	—	24,872,944	—	24,872,944
Communications Equipment	—	3,965,649	—	3,965,649
Construction & Engineering	—	27,973,710	—	27,973,710
Construction Materials	—	1,506,890	—	1,506,890
Consumer Finance	—	42,883,622	—	42,883,622
Containers & Packaging	—	17,677,402	—	17,677,402
Diversified Consumer Services	—	1,574,750	—	1,574,750
Diversified Financial Services	—	69,168,273	0	69,168,273
Diversified Telecommunication Services	—	112,728,494	—	112,728,494
Electric Utilities	—	21,270,248	5	21,270,253
Electronic Equipment, Instruments & Components	—	12,057,048	—	12,057,048
Energy Equipment & Services	—	42,112,761	—	42,112,761
Food & Staples Retailing	—	3,889,490	—	3,889,490
Food Products	—	13,462,525	—	13,462,525
Health Care Equipment & Supplies	—	31,980,580	—	31,980,580
Health Care Providers & Services	—	83,297,725	—	83,297,725
Hotels, Restaurants & Leisure	—	61,197,717	—	61,197,717
Household Durables	—	46,430,061	—	46,430,061
Household Products	—	24,372,883	—	24,372,883
Independent Power and Renewable Electricity Producers	—	26,160,117	—	26,160,117
Insurance	—	22,775,825	—	22,775,825
IT Services	—	21,071,939	—	21,071,939
Media	—	107,753,225	—	107,753,225
Metals & Mining	—	9,105,675	—	9,105,675
Oil, Gas & Consumable Fuels	—	79,414,471	—	79,414,471
Paper & Forest Products	—	10,070,998	—	10,070,998
Personal Products	—	5,859,948	—	5,859,948
Pharmaceuticals	—	19,144,674	—	19,144,674
Real Estate Management & Development	—	5,659,500	—	5,659,500
Road & Rail	—	13,919,428	—	13,919,428
Semiconductors & Semiconductor Equipment	—	7,504,185	—	7,504,185
Software	—	15,364,159	—	15,364,159
Specialty Retail	—	9,710,595	—	9,710,595
Technology Hardware, Storage & Peripherals	—	7,033,845	—	7,033,845
Textiles, Apparel & Luxury Goods	—	10,091,520	—	10,091,520
Transportation Infrastructure	—	2,091,615	—	2,091,615
Wireless Telecommunication Services	—	35,767,771	—	35,767,771
Convertible Bond	—	2,015,244	—	2,015,244
Loan Assignments	—	43,858,858	—	43,858,858
Preferred Stocks	19,940,713	—	—	19,940,713
Common Stock	1,359,046	—	—	1,359,046
Securities Lending Collateral	156,778,100	—	—	156,778,100
Repurchase Agreement	—	54,898,080	—	54,898,080

Total Investments	$178,077,859	$1,309,768,159	$5	$1,487,846,023

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

Investments	Transfer from Level 1 to Level 2	Transfer from Level 2 to Level 1	Transfer from Level 2 to Level 3 (N)	Transfer from Level 3 to Level 2
Corporate Debt Securities	$—	$—	$0	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $354,989,256, representing 26.21% of the Fund’s net assets.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $153,572,918. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate security. Rate is disclosed as of January 31, 2015.
(D)	The security has a perpetual maturity; the date shown is the next call date.
(E)	Fair valued as determined in good faith in accordance with procedures established by the board of trustees. Total aggregate fair value of securities is $5, representing less than 0.01% of the Fund’s net assets.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Security in default.
(H)	Total aggregate value of illiquid securities is $5, representing less than 0.01% of the Fund’s net assets.
(I)	Non-income producing security.
(J)	Rate disclosed reflects the yield at January 31, 2015.
(K)	Aggregate cost for federal income tax purposes is $1,498,130,064. Aggregate gross unrealized appreciation and depreciation for all securities is $22,851,006 and $33,135,047, respectively. Net unrealized depreciation for tax purposes is $10,284,041.
(L)	The Fund recognizes transfers between Levels at the end of the reporting period. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.
(N)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs, as of prior reporting period the security utilized significant observable inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 2.6%
Tobacco Settlement Financing Corp.
Series 2002-A, Class B
6.13%, 06/01/2032	$ 15,000	$ 15,064
Series 2002-A, Class C
6.25%, 06/01/2042	485,000	487,192

Total Asset-Backed Securities (Cost $496,246)		502,256

MUNICIPAL GOVERNMENT OBLIGATIONS - 83.3%
Alabama - 1.0%
Alabama State University, Revenue Bonds
Series A, AGM
3.00%, 03/01/2023	185,000	193,591

Arizona - 0.2%
Industrial Development Authority of the City of Phoenix, Revenue Bonds
5.50%, 04/01/2043	30,000	32,306

California - 9.6%
Aromas-San Juan Unified School District, General Obligation Unlimited
Series B, AGM
Zero Coupon, 08/01/2042	300,000	146,916
Blythe Redevelopment Agency Successor Agency, Tax Allocation
5.65%, 05/01/2029	25,000	25,113
California School Finance Authority, Revenue Bonds
Series A
6.75%, 11/01/2045 (A)	100,000	105,351
Coachella Valley Unified School District, General Obligation Unlimited
Series C, AGM
Zero Coupon, 08/01/2037 - 08/01/2038	35,000	13,747
Cypress School District, General Obligation Unlimited
Zero Coupon, 08/01/2050	100,000	55,551
Folsom Cordova Unified School District School Facilities Improvement District No. 3, General Obligation Unlimited
Series B, ASSURED GTY
Zero Coupon, 10/01/2034	720,000	324,072
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
5.00%, 06/01/2033	235,000	203,510
Moreland School District, General Obligation Unlimited
Zero Coupon, 08/01/2027	725,000	449,681
Paramount Unified School District, General Obligation Unlimited
Zero Coupon, 08/01/2045	50,000	42,231
San Carlos Elementary School District, General Obligation Unlimited
Zero Coupon, 10/01/2035 - 10/01/2037	1,200,000	450,757

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Santee School District, General Obligation Unlimited
Series E, AGM
Zero Coupon, 05/01/2051	$ 150,000	$ 30,526
Tobacco Securitization Authority of Southern California, Revenue Bonds
Series A-1
5.13%, 06/01/2046	30,000	25,527

		1,872,982

Delaware - 1.4%
Delaware State Economic Development Authority, Revenue Bonds
5.00%, 09/01/2049	250,000	261,620

Florida - 2.1%
Florida HomeLoan Corp., Revenue Bonds
Series A, GNMA, FNMA, FHLMC
3.20%, 07/01/2030 (B)	400,000	408,664

Georgia - 0.1%
Atlanta Water and Sewer Revenue, Revenue Bonds
5.00%, 11/01/2043	20,000	20,066

Illinois - 25.4%
Chicago Board of Education, General Obligation Unlimited
AGM
5.00%, 12/01/2024	115,000	122,780
Series A
5.00%, 12/01/2041	150,000	157,330
Cook County School District No. 157 Hoover Schrum Memorial, General Obligation Unlimited
Series A, AGM
Zero Coupon, 11/01/2033 - 11/01/2034	3,000,000	1,349,220
Cook County Township High School District No. 201 J. Sterling Morton, General Obligation Limited
Series C, AGM
Zero Coupon, 12/01/2025	125,000	88,631
County of Kankakee, General Obligation Unlimited
2.00%, 12/01/2016	120,000	118,907
DuPage County School District No. 2 Bensenville, General Obligation Limited
Series A
3.00%, 01/01/2024	250,000	264,915
Illinois Finance Authority, Revenue Bonds
Series C
5.00%, 08/15/2021	30,000	35,532
Illinois Housing Development Authority, Revenue Bonds
2.40%, 07/01/2021	185,000	188,376
2.60%, 01/01/2022	375,000	383,606
2.70%, 07/01/2022	320,000	327,369
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation Unlimited
AGM
Zero Coupon, 02/01/2020	60,000	54,593
Lake County School District No. 38 Big Hollow, General Obligation Unlimited
AMBAC
Zero Coupon, 02/01/2020	60,000	53,841

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Northeastern University, Revenue Bonds
Series 2, BAM
4.00%, 07/01/2030	$ 990,000	$ 1,030,313
Southwestern Illinois Development Authority, Revenue Bonds
AGM
Zero Coupon, 12/01/2022 - 12/01/2024	80,000	60,917
Springfield Park District, General Obligation Limited
3.00%, 12/30/2023	100,000	105,615
Stephenson County School District No. 145 Freeport, General Obligation Limited
AMBAC
Zero Coupon, 01/01/2021	30,000	26,034
Village of Elk Grove Village, General Obligation Unlimited
4.00%, 01/01/2022	60,000	69,184
Village of Lyons, General Obligation Unlimited
Series A, AGM
5.00%, 12/01/2020	200,000	231,068
Will County Community High School District No. 210 Lincoln-Way, General Obligation Unlimited
Series A
5.00%, 01/01/2027	55,000	64,822
Winnebago & Boone Counties School District No. 205 Rockford, General Obligation Unlimited
Zero Coupon, 02/01/2022	65,000	55,327
Zion Park District, General Obligation Limited
Series B
2.00%, 12/30/2015	150,000	151,875

		4,940,255

Indiana - 0.3%
Indiana Finance Authority, Revenue Bonds
Series A
5.00%, 08/15/2021	45,000	54,216

Iowa - 1.2%
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A
6.50%, 06/01/2023	95,000	95,275
Series C
5.50%, 06/01/2042	50,000	44,632
5.63%, 06/01/2046	110,000	99,476

		239,383

Kansas - 0.1%
Kansas Rural Water Finance Authority, Revenue Bonds
4.25%, 03/01/2038	25,000	26,512

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky - 0.9%
City of Covington, General Obligation Unlimited
AGM
3.10%, 04/01/2025	$ 150,000	$ 156,349
Kentucky Area Development Districts, Certificate of Participation
Series J
5.25%, 01/01/2016	15,000	15,432

		171,781

Maine - 0.2%
Byron Independent School District No. 531, General Obligation Unlimited
Series A
3.13%, 02/01/2025	35,000	36,855

Michigan - 4.2%
Bad Axe Public Schools, General Obligation Unlimited
Series B, Q-SBLF
4.00%, 05/01/2024	50,000	58,148
City of Detroit, General Obligation Unlimited
AGM
5.00%, 04/01/2016 - 04/01/2019	4,650	4,732
ASSURED GTY
4.00%, 04/01/2018	17,050	17,771
5.00%, 04/01/2018	6,200	6,650
Series A-1, NATL-RE
5.38%, 04/01/2015 - 04/01/2016	5,425	5,438
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, NATL
Zero Coupon, 07/01/2017	30,000	27,770
Series A, NATL-RE
3.70%, 07/01/2015	15,000	15,200
5.25%, 07/01/2018	50,000	54,438
Series B, NATL
4.25%, 07/01/2025	25,000	25,126
Series C, NATL
5.00%, 07/01/2017	50,000	52,826
Series E, BHAC, FGIC
5.75%, 07/01/2031	150,000	167,602
City of Detroit Water Supply System Revenue, Revenue Bonds
Series B, NATL-RE
5.00%, 07/01/2018 - 07/01/2034	65,000	67,645
Detroit Local Development Finance Authority, Tax Allocation
Series A, ACA-CBI
5.50%, 05/01/2021	135,000	130,521
Michigan Finance Authority, Revenue Bonds
Series G, AGM
5.00%, 04/01/2016 - 04/01/2019	25,350	25,797
Series G, ASSURED GTY
4.00%, 04/01/2018	92,950	96,882
5.00%, 04/01/2018	33,800	35,723
Series G-2A, NATL-RE
5.38%, 04/01/2015 - 04/01/2016	29,575	29,648

		821,917

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri - 0.4%
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds
7.73%, 01/01/2039	$ 55,000	$ 75,130

New Jersey - 3.7%
City of Jersey City, General Obligation Unlimited
BAM
5.00%, 12/01/2022	500,000	601,910
New Jersey Economic Development Authority, Revenue Bonds
Series A
6.10%, 07/01/2044	50,000	51,224
Series B
6.50%, 04/01/2031	10,000	12,415
Tobacco Settlement Financing Corp., Revenue Bonds
Zero Coupon, 06/01/2041	10,000	2,432
Series 1A
4.50%, 06/01/2023	10,000	10,045
5.00%, 06/01/2041	50,000	40,277

		718,303

New York - 2.3%
New York Counties Tobacco Trust IV, Revenue Bonds
6.25%, 06/01/2041	250,000	249,397
Series A
5.00%, 06/01/2042	225,000	186,818

		436,215

Ohio - 11.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2
5.13%, 06/01/2024	870,000	751,175
5.75%, 06/01/2034	350,000	294,857
5.88%, 06/01/2030 - 06/01/2047	220,000	187,998
6.50%, 06/01/2047	15,000	13,810
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
Series A
7.05%, 11/15/2040	100,000	106,017
County of Warren, Revenue Bonds
5.00%, 07/01/2021 - 07/01/2026	550,000	647,163
Ohio Air Quality Development Authority, Revenue Bonds
Series A
5.70%, 08/01/2020	70,000	81,802
Toledo-Lucas County Port Authority, Revenue Bonds
Series A
5.00%, 07/01/2046	100,000	106,729

		2,189,551

Pennsylvania - 2.0%
Philadelphia Gas Works Co., Revenue Bonds
AGM
5.00%, 07/01/2026	10,000	10,037

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pocono Mountains Industrial Park Authority, Revenue Bonds
4.00%, 08/15/2045	$ 50,000	$ 50,288
Pottsville Hospital Authority, Revenue Bonds
6.50%, 07/01/2028	300,000	330,147

		390,472

Puerto Rico - 6.8%
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC
5.50%, 07/01/2022	100,000	106,517
AGM
5.50%, 07/01/2017	20,000	20,825
AGM-CR
5.25%, 07/01/2016	25,000	25,740
Series A, AGC-ICC
5.50%, 07/01/2029	50,000	54,153
Series A, AGM
4.00%, 07/01/2022	10,000	9,839
5.00%, 07/01/2035	10,000	10,048
Series A, ASSURED GTY
4.00%, 07/01/2015	10,000	10,083
5.00%, 07/01/2016	175,000	180,070
Puerto Rico Electric Power Authority, Revenue Bonds
Series RR, NATL
5.00%, 07/01/2022	25,000	25,014
Series UU, AGM
5.00%, 07/01/2015 - 07/01/2024	145,000	146,940
Series V, AGM
5.25%, 07/01/2027	50,000	50,912
Puerto Rico Highways & Transportation Authority, Revenue Bonds
Series A, AMBAC
Zero Coupon, 07/01/2015	70,000	68,579
Series CC, AGM
5.25%, 07/01/2033 - 07/01/2036	65,000	68,928
Series E, AGM
5.50%, 07/01/2017	30,000	30,992
Series K, CIFG, FSA-CR
5.00%, 07/01/2018	10,000	10,039
Series Y, AGM
6.25%, 07/01/2021	110,000	120,625
Puerto Rico Infrastructure Financing Authority, Revenue Bonds
Series C, AMBAC
5.50%, 07/01/2016 - 07/01/2018	70,000	71,955
Puerto Rico Public Buildings Authority, Revenue Bonds
Series H, AMBAC, COMWLTH GTD
5.50%, 07/01/2017	130,000	133,658
Series H, RADIAN, FGIC, COMWLTH GTD
5.25%, 07/01/2015	100,000	100,011
Series L, AGM-CR, COMWLTH GTD
5.50%, 07/01/2021	65,000	68,958
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A, BHAC-CR, FGIC
Zero Coupon, 08/01/2041	45,000	15,342

		1,329,228

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Carolina - 2.0%
Richland County Recreational District, General Obligation Unlimited
3.00%, 03/01/2026	$ 340,000	$ 364,126
South Carolina Jobs-Economic Development Authority, Revenue Bonds
CIFG
5.00%, 11/01/2015	25,000	24,995

		389,121

Texas - 8.1%
Brazoria County Municipal Utility District No. 23, General Obligation Unlimited
MAC
3.00%, 09/01/2023 (B)	335,000	346,973
City of Houston Airport System Revenue, Revenue Bonds
5.00%, 07/01/2029	250,000	272,320
Series B
6.13%, 07/15/2027	20,000	20,077
City of Laredo International Toll Bridge System Revenue, Revenue Bonds
AGM
5.00%, 10/01/2025	245,000	295,443
Dallas-Fort Worth International Airport Facilities Improvement Corp., Revenue Bonds
Series A-1
6.15%, 01/01/2016	500,000	502,495
Willow Creek Farms Municipal Utility District, General Obligation Unlimited
BAM
3.00%, 09/01/2023	130,000	134,646

		1,571,954

Total Municipal Government Obligations (Cost $15,411,178)		16,180,122

	Shares	Value
INVESTMENT COMPANIES - 1.9%
Capital Markets - 1.9%
PIMCO Municipal Income Fund III	22,550	261,580
Pioneer Municipal High Income Trust	7,768	114,734

Total Investment Companies (Cost $356,041)		376,314

	Principal	Value
REPURCHASE AGREEMENT - 19.1%

State Street Bank & Trust Co.
0.01% (C), dated 01/30/2015, to be repurchased at $3,715,996 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 03/20/2028, and with a value of $3,793,007.

	$ 3,715,993	$ 3,715,993

Total Repurchase Agreement (Cost $3,715,993)		3,715,993

Total Investments (Cost $19,979,458) (D)		20,774,685
Net Other Assets (Liabilities) - (6.9)%		(1,341,932)

Net Assets - 100.0%		$ 19,432,753

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$502,256	$—	$502,256
Municipal Government Obligations	—	16,180,122	—	16,180,122
Investment Companies	376,314	—	—	376,314
Repurchase Agreement	—	3,715,993	—	3,715,993

Total Investments	$376,314	$20,398,371	$—	$20,774,685

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $105,351, representing 0.54% of the Fund’s net assets.
(B)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(C)	Rate disclosed reflects the yield at January 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $19,979,458. Aggregate gross unrealized appreciation and depreciation for all securities is $799,078 and $3,851, respectively. Net unrealized appreciation for tax purposes is $795,227.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
ASSURED GTY	Assured Guaranty, Ltd.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CBI	Certificates of bond insurance
CIFG	CIFG Assurance North America, Inc.
COMWLTH	Commonwealth
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Assured Guaranty Municipal Corp. (formerly Financial Security Assurance, Inc.)
GNMA	Government National Mortgage Association
GTD	Guaranteed
ICC	Insured Custody Certificate
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
NATL-RE	National Public Finance Guarantee Corp. Reinsured
Q-SBLF	Qualified School Bond Loan Fund Program
RADIAN	Radian Asset Assurance Inc.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 78.9%
Aerospace & Defense - 3.2%
BAE Systems PLC	3,866,042	$ 29,430,686

Airlines - 3.1%
Japan Airlines Co., Ltd.	822,200	27,836,069

Automobiles - 2.2%
Daimler AG	224,059	20,291,855

Banks - 2.5%
Commonwealth Bank of Australia	321,948	22,261,105

Beverages - 1.8%
Thai Beverage PCL	30,250,003	16,118,972

Capital Markets - 5.0%
Ares Capital Corp.	1,224,235	20,383,513
Federated Investors, Inc., Class B (A)	787,703	24,899,292

		45,282,805

Chemicals - 5.1%
LyondellBasell Industries NV, Class A	200,560	15,862,290
Potash Corp. of Saskatchewan, Inc.	550,570	20,117,828
Yara International ASA	205,140	10,680,069

		46,660,187

Diversified Telecommunication Services - 17.7%
AT&T, Inc.	768,900	25,312,188
BCE, Inc. (A)	306,062	14,056,645
Belgacom SA (A)	687,940	25,621,789
HKT Trust & HKT, Ltd.	15,992,540	20,959,484
Swisscom AG	25,844	15,152,807
Telenor ASA	1,207,810	25,947,102
Telstra Corp., Ltd.	6,737,774	33,985,227

		161,035,242

Food Products - 2.9%
Marine Harvest ASA (A)	1,976,460	25,855,121

Media - 2.1%
Regal Entertainment Group, Class A (A)	904,939	19,148,509

Metals & Mining - 0.9%
Antofagasta PLC, Class A	844,320	8,232,235

Oil, Gas & Consumable Fuels - 6.7%
Royal Dutch Shell PLC, Class B, ADR (A)	350,180	22,408,018
Ship Finance International, Ltd. (A)	1,068,520	14,841,743
Total SA	466,977	23,970,192

		61,219,953

Pharmaceuticals - 2.4%
GlaxoSmithKline PLC	982,170	21,626,127

Real Estate Investment Trusts - 21.2%
American Capital Agency Corp.	1,205,350	25,975,292
Ascendas Real Estate Investment Trust	13,586,756	24,706,845
Blackstone Mortgage Trust, Inc., Class A	982,168	28,679,306
Lexington Realty Trust	1,269,070	14,480,089
PennyMac Mortgage Investment Trust	774,558	17,435,301
Select Income REIT (A)	448,330	11,149,967
Spirit Realty Capital, Inc.	2,202,940	28,329,808

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Starwood Property Trust, Inc. (A)	1,375,757	$ 32,921,865
STORE Capital Corp. (A)	405,140	9,302,014

		192,980,487

Transportation Infrastructure - 1.0%
Macquarie Infrastructure Co. LLC	127,400	9,104,004

Wireless Telecommunication Services - 1.1%
Vodafone Group PLC, ADR	288,100	10,120,953

Total Common Stocks (Cost $696,205,038)		717,204,310

MASTER LIMITED PARTNERSHIPS - 18.5%
Capital Markets - 6.5%
Apollo Global Management LLC, Class A	530,990	13,205,721
KKR & Co., LP	1,081,395	25,964,294
Oaktree Capital Group LLC, Class A	353,709	19,595,479

		58,765,494

Electric Utilities - 0.9%
Brookfield Infrastructure Partners, LP	194,848	8,175,822

Oil, Gas & Consumable Fuels - 11.1%
Alliance Resource Partners, LP	530,946	21,126,341
Cheniere Energy Partners, LP	185,814	5,890,304
Energy Transfer Partners, LP, Class B	591,527	36,319,758
Plains All American Pipeline, LP	351,880	17,449,729
TC Pipelines, LP	188,778	12,853,894
Teekay LNG Partners, LP	207,413	7,728,209

		101,368,235

Total Master Limited Partnerships (Cost $159,612,079)		168,309,551

SECURITIES LENDING COLLATERAL - 12.3%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (B)	111,533,714	111,533,714

Total Securities Lending Collateral (Cost $111,533,714)		111,533,714

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co. 0.01% (B), dated 01/30/2015, to be repurchased at $23,549,491 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 03/20/2028, and with a value of $24,023,804.	$ 23,549,471	23,549,471

Total Repurchase Agreement (Cost $23,549,471)		23,549,471

Total Investments (Cost $990,900,302) (C)		1,020,597,046
Net Other Assets (Liabilities) - (12.3)%		(111,738,455)

Net Assets - 100.0%		$ 908,858,591

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Common Stocks	$364,528,625	$352,675,685	$—	$717,204,310
Master Limited Partnerships	168,309,551	—	—	168,309,551
Securities Lending Collateral	111,533,714	—	—	111,533,714
Repurchase Agreement	—	23,549,471	—	23,549,471

Total Investments	$644,371,890	$376,225,156	$—	$1,020,597,046

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $108,219,346. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at January 31, 2015.
(C)	Aggregate cost for federal income tax purposes is $990,900,302. Aggregate gross unrealized appreciation and depreciation for all securities is $66,083,267 and $36,386,523, respectively. Net unrealized appreciation for tax purposes is $29,696,744.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 52.4%
U.S. Treasury Floating Rate Note
0.09%, 04/30/2016 (A)	$ 1,320,000	$ 1,319,962
U.S. Treasury Inflation Indexed Bond
1.38%, 02/15/2044	2,027,240	2,492,396
1.75%, 01/15/2028	811,894	964,568
2.38%, 01/15/2025	6,328,913	7,788,518
3.38%, 04/15/2032	6,720,995	10,045,790
3.88%, 04/15/2029	7,256,850	10,846,727
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 07/15/2024	68,713,833	69,660,190
0.25%, 01/15/2025	249,208	254,464
0.50%, 04/15/2015	4,316,717	4,270,178
0.63%, 01/15/2024	1,533,847	1,616,052
1.13%, 01/15/2021	11,965,403	12,872,153
1.25%, 07/15/2020	3,894,176	4,227,007
1.38%, 07/15/2018	1,577,520	1,686,097

Total U.S. Government Obligations (Cost $126,213,036)		128,044,102

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1.82%, 04/25/2024 (A)	3,000,000	2,938,944
2.37%, 02/25/2024 (A)	1,500,000	1,497,530
Federal National Mortgage Association Connecticut Avenue Securities
2.17%, 10/25/2023 (A)	801,087	806,215

Total U.S. Government Agency Obligations (Cost $5,351,611)		5,242,689

FOREIGN GOVERNMENT OBLIGATIONS - 23.8%
Australia Government Bond
3.00%, 09/20/2025 (B)	AUD 2,100,000	2,386,226
Brazil Notas do Tesouro Nacional
Series B
6.00%, 05/15/2017 - 08/15/2022	BRL 6,000,000	4,975,075
Canadian Government Bond
1.50%, 12/01/2044	CAD 976,545	1,064,908
4.25%, 12/01/2021	6,522,466	6,883,878
International Bank for Reconstruction & Development Series MTN
0.85%, 11/26/2019 (A) (B)	$ 1,400,000	1,399,332
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2021 (B)	EUR 6,234,394	7,724,692
Japanese Government CPI Linked Bond
0.10%, 03/10/2024	JPY 51,450,000	462,472
Kommunalbanken AS
0.63%, 03/27/2017 (A) (C)	$ 500,000	503,261
Mexican Udibonos
Series S
4.50%, 12/04/2025	MXN 37,005,689	2,952,770
New Zealand Government Bond
2.00%, 09/20/2025 (B)	NZD 2,000,000	1,538,434
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (B)	EUR 2,000,760	2,282,843
1.80%, 11/30/2024 (B)	2,831,075	3,599,004

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Turkey Government Bond
3.00%, 02/23/2022	TRY 1,546,679	$ 679,355
U.K. Gilt Inflation-Linked
0.13%, 03/22/2029 - 03/22/2044 (B)	GBP 11,910,142	21,666,852

Total Foreign Government Obligations (Cost $61,839,837)		58,119,102

MORTGAGE-BACKED SECURITIES - 1.8%
GS Mortgage Securities Trust
Series 2014-GSFL, Class B
1.92%, 07/15/2031 (A) (C)	$ 3,000,000	2,986,845
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FBLU, Class B
1.67%, 12/15/2028 (A) (C)	1,500,000	1,500,685

Total Mortgage-Backed Securities (Cost $4,501,250)		4,487,530

ASSET-BACKED SECURITIES - 0.5%
Invitation Homes Trust
Series 2014-SFR1, Class A
1.17%, 06/17/2031 (A) (C)	200,000	197,054
SLM Student Loan Trust
Series 2014-1, Class A3
0.77%, 02/26/2029 (A)	1,000,000	996,886

Total Asset-Backed Securities (Cost $1,203,906)		1,193,940

CORPORATE DEBT SECURITIES - 17.0%
Automobiles - 0.5%
Toyota Motor Credit Corp. Series MTN
0.75%, 03/05/2017 (D)	1,300,000	1,298,528

Banks - 4.3%
BAC Capital Trust XIV
Series G
4.00%, 02/17/2015 (A) (E)	700,000	551,250
Banco do Brasil SA
9.00%, 06/18/2024 (A) (C) (E) (F)	1,250,000	1,087,125
Banco Santander Chile
1.15%, 04/11/2017 (A) (C)	200,000	199,130
Deutsche Bank AG
7.50%, 04/30/2025 (A) (E) (F)	400,000	389,750
Fifth Third Bancorp
0.67%, 12/20/2016 (A)	400,000	397,683
Goldman Sachs Capital II
4.00%, 03/02/2015 (A) (E)	500,000	390,000
Goldman Sachs Capital III
4.00%, 03/02/2015 (A) (E) (F)	2,600,000	2,015,000
Industrial & Commercial Bank of China, Ltd. Series MTN
1.42%, 11/13/2017 (A) (F)	1,200,000	1,206,857
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (C)	1,400,000	1,441,957
RBS Capital Trust IV
2.06%, 03/31/2015 (A) (E)	400,000	399,600

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland NV
4.65%, 06/04/2018	$ 200,000	$ 211,052
Societe Generale SA
6.00%, 01/27/2020 (A) (C) (E) (F)	800,000	735,640
Zions Bancorporation
5.65%, 11/15/2023 (A)	1,400,000	1,465,637

		10,490,681

Building Products - 0.2%
Masco Corp.
5.95%, 03/15/2022	315,000	351,030

Capital Markets - 2.2%
Goldman Sachs Group, Inc. Series MTN
1.04%, 12/15/2017 (A) (F)	520,000	520,724
Morgan Stanley
0.97%, 01/05/2018 (A)	434,000	433,243
Series MTN
3.66%, 04/25/2023 - 06/09/2023 (A)	2,643,000	2,651,807
UBS AG Series MTN
4.75%, 05/22/2023 (A) (B)	1,200,000	1,239,631
UBS Preferred Funding Trust V
Series 1
6.24%, 05/15/2016 (A) (E) (F)	400,000	415,058

		5,260,463

Construction Materials - 0.2%
Vulcan Materials Co.
7.00%, 06/15/2018 (F)	500,000	552,500

Distributors - 0.0% (G)
Ingram Micro, Inc.
4.95%, 12/15/2024 (F)	78,000	80,533

Diversified Financial Services - 2.5%
Bank of America Corp. Series MTN
1.32%, 03/22/2018 (A) (F)	1,500,000	1,511,589
2.76%, 11/19/2024 (A)	1,000,000	991,250
3.76%, 02/18/2020 (A)	400,000	400,480
Citigroup, Inc.
0.51%, 06/09/2016 (A)	2,070,000	2,052,645
0.93%, 11/24/2017 (A) (F)	528,000	526,826
JPMorgan Chase & Co. Series MTN
0.68%, 11/18/2016 (A)	529,000	528,337

		6,011,127

Diversified Telecommunication Services - 0.3%
Telefonica Emisiones SAU
0.90%, 06/23/2017 (A)	800,000	797,902

Electric Utilities - 0.1%
EDP Finance BV
4.13%, 01/15/2020 (C)	306,000	313,270

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.2%
Kinder Morgan, Inc.
2.00%, 12/01/2017	$ 224,000	$ 223,535
Transocean, Inc.
6.38%, 12/15/2021 (F)	271,000	224,083

		447,618

Food & Staples Retailing - 0.3%
Walgreens Boots Alliance, Inc.
0.68%, 05/18/2016 (A)	800,000	800,095

Health Care Providers & Services - 0.1%
Laboratory Corp. of America Holdings
2.63%, 02/01/2020	219,000	221,497

Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
2.95%, 01/15/2020	116,000	117,973

Insurance - 1.7%
Genworth Holdings, Inc.
6.15%, 11/15/2066 (A) (F)	1,850,000	1,147,000
XLIT, Ltd.
Series E
6.50%, 04/15/2017 (A) (E) (F)	3,350,000	3,015,000

		4,162,000

Machinery - 0.1%
Valmont Industries, Inc.
5.00%, 10/01/2044 (F)	103,000	111,565
5.25%, 10/01/2054	180,000	191,385

		302,950

Metals & Mining - 1.7%
Allegheny Technologies, Inc.
5.95%, 01/15/2021	896,000	954,387
Freeport-McMoRan, Inc.
2.30%, 11/14/2017	420,000	413,034
Glencore Canada Corp.
6.00%, 10/15/2015	400,000	412,601
Glencore Funding LLC
1.61%, 01/15/2019 (A) (C)	800,000	804,911
Goldcorp, Inc.
3.63%, 06/09/2021 (F)	400,000	413,138
5.45%, 06/09/2044	178,000	192,979
Kinross Gold Corp.
5.13%, 09/01/2021 (F)	119,000	120,241
5.95%, 03/15/2024	699,000	695,091

		4,006,382

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 2.4%
Petrobras Global Finance BV
1.85%, 05/20/2016 (A) (F)	$ 855,000	$ 790,875
2.39%, 01/15/2019 (A) (F)	3,000,000	2,557,500
2.60%, 03/17/2017 (A)	2,750,000	2,509,375
Southwestern Energy Co.
3.30%, 01/23/2018	90,000	90,971

		5,948,721

Paper & Forest Products - 0.1%
Domtar Corp.
6.75%, 02/15/2044 (F)	200,000	237,723

Total Corporate Debt Securities (Cost $44,023,573)		41,400,993

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.00%, 03/12/2015 (H) (I)	120,000	119,998

Total Short-Term U.S. Government Obligation (Cost $119,998)		119,998

	Shares	Value
PREFERRED STOCKS - 0.6%
Capital Markets - 0.1%
UBS Preferred Funding Trust IV
Series D, 0.87% (A)	14,000	265,580

Consumer Finance - 0.3%
Navient Corp.
3.66% (A)	8,200	199,916
3.71% (A)	19,249	466,403

		666,319

Insurance - 0.2%
Principal Financial Group, Inc.
Series A, 5.56% (A)	4,000	404,040
Prudential Financial, Inc.
4.06% (A)	4,655	125,639

		529,679

Total Preferred Stocks (Cost $1,478,527)		1,461,578

SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (H)	11,033,792	11,033,792

Total Securities Lending Collateral (Cost $11,033,792)		11,033,792

	Principal	Value
REPURCHASE AGREEMENT - 1.0%

State Street Bank & Trust Co.
0.01% (H), dated 01/30/2015, to be repurchased at $2,531,565 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $2,583,547.

	$ 2,531,563	$ 2,531,563

Total Repurchase Agreement (Cost $2,531,563)		2,531,563

Total Investments (Cost $258,297,093) (J)		253,635,287
Net Other Assets (Liabilities) - (3.9)%		(9,489,466)

Net Assets - 100.0%		$ 244,145,821

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FUTURES CONTRACTS:

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	Short	(130)	03/31/2015	$(321,953)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	03/11/2015	470,174	USD	55,654,526	JPY	$—	$(3,977)
GSC	03/16/2015	1,239,445	USD	1,000,000	EUR	108,984	—
GSC	04/15/2015	4,650,040	USD	4,000,000	EUR	126,902	—
GSC	04/23/2015	2,329,814	USD	2,000,000	EUR	68,069	—
GSC	04/30/2015	1,132,038	USD	1,000,000	EUR	1,088	—
JPM	02/18/2015	1,383,455	USD	1,108,462	EUR	130,707	—
JPM	02/27/2015	685,078	USD	551,929	EUR	61,259	—
JPM	03/05/2015	1,234,467	USD	1,000,000	EUR	104,131	—
JPM	04/23/2015	3,001,140	USD	2,000,000	GBP	—	(9,507)
JPM	04/27/2015	790,806	USD	1,000,000	AUD	16,635	—
JPM	08/14/2015	1,807,905	USD	1,081,000	GBP	181,760	—

Total						$799,535	$(13,484)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$128,044,102	$—	$128,044,102
U.S. Government Agency Obligations	—	5,242,689	—	5,242,689
Foreign Government Obligations	—	58,119,102	—	58,119,102
Mortgage-Backed Securities	—	4,487,530	—	4,487,530
Asset-Backed Securities	—	1,193,940	—	1,193,940
Corporate Debt Securities	—	41,400,993	—	41,400,993
Short-Term U.S. Government Obligation	—	119,998	—	119,998
Preferred Stocks	1,461,578	—	—	1,461,578
Securities Lending Collateral	11,033,792	—	—	11,033,792
Repurchase Agreement	—	2,531,563	—	2,531,563

Total Investments	$12,495,370	$241,139,917	$—	$253,635,287

Derivative Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$799,535	$—	$799,535

Total Derivative Financial Instruments	$—	$799,535	$—	$799,535

LIABILITIES
Derivative Financial Instruments
Futures Contracts (L)	$(321,953)	$—	$—	$(321,953)
Forward Foreign Currency Contracts (L)	—	(13,484)	—	(13,484)

Total Derivative Financial Instruments	$(321,953)	$(13,484)	$—	$(335,437)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. Rate is disclosed as of January 31, 2015.
(B)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(C)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $9,769,878, representing 4.00% of the Fund’s net assets.
(D)	Step bond. Coupon rate changes in increments to maturity; the rate is as of January 31, 2015. Maturity date disclosed is the ultimate maturity date.
(E)	The security has a perpetual maturity; the date shown is the next call date.
(F)	All or a portion of the security is on loan. The value of all securities on loan is $10,800,394. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rate disclosed reflects the yield at January 31, 2015.
(I)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $119,994.
(J)	Aggregate cost for federal income tax purposes is $258,297,093. Aggregate gross unrealized appreciation and depreciation for all securities is $3,323,985 and $7,985,791, respectively. Net unrealized depreciation for tax purposes is $4,661,806.
(K)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(L)	Derivative financial instrument valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
TRY	Turkish New Lira
USD	United States Dollar

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 27.8%
U.S. Treasury Bond
2.75%, 08/15/2042	$ 5,994,800	$ 6,608,332
3.13%, 02/15/2042	15,591,700	18,448,146
3.50%, 02/15/2039	1,931,300	2,400,546
4.50%, 02/15/2036	805,100	1,148,903
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	5,873,688	6,978,217
2.50%, 01/15/2029	7,234,169	9,400,462
U.S. Treasury Note
0.25%, 08/15/2015	10,769,300	10,778,131
0.38%, 05/31/2016 (A)	11,463,800	11,476,341
0.50%, 09/30/2016 - 07/31/2017	26,499,500	26,495,443
0.63%, 09/30/2017	500,000	499,024
1.00%, 11/30/2019	12,868,900	12,760,312
1.63%, 03/31/2019 - 11/15/2022	28,940,800	29,298,173
1.75%, 05/15/2023	3,175,400	3,212,613
2.25%, 11/15/2024 (A)	6,536,800	6,871,811
2.50%, 08/15/2023 - 05/15/2024	12,591,500	13,493,905

Total U.S. Government Obligations (Cost $153,326,045)		159,870,359

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.9%
Federal Home Loan Mortgage Corp.
5.50%, 11/01/2038	497,486	569,796
Federal National Mortgage Association
Zero Coupon, 10/09/2019	6,045,000	5,557,066
3.00%, TBA	10,175,000	10,520,871
3.50%, TBA	37,871,000	40,084,113
4.00%, TBA	16,234,000	17,385,599
4.50%, TBA	8,974,000	9,739,243
5.00%, 04/01/2039	1,161,882	1,315,054
5.00%, TBA	1,511,000	1,670,540
5.50%, 10/01/2036 - 06/01/2038	1,376,663	1,567,329
6.00%, 11/01/2034 - 01/01/2040	6,128,693	7,035,941
6.50%, 06/01/2038	1,437,541	1,710,108

Total U.S. Government Agency Obligations (Cost $96,485,334)		97,155,660

FOREIGN GOVERNMENT OBLIGATION - 0.3%
Export-Import Bank of Korea
4.00%, 01/11/2017	1,700,000	1,786,731

Total Foreign Government Obligation (Cost $1,789,892)		1,786,731

MORTGAGE-BACKED SECURITIES - 12.7%
Aventura Mall Trust
Series 2013-AVM, Class A
3.74%, 12/05/2032 (B)	1,500,000	1,631,695
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1
5.59%, 06/15/2049 (B) (C)	2,295,000	2,468,064
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 (B)	1,234,000	1,236,873
Series 2012-TFT, Class C
3.47%, 06/05/2030 (B) (C)	2,980,000	2,911,981
BBCMS Trust
Series 2013-TYSN, Class B
4.04%, 09/05/2032 (B)	2,530,000	2,745,751
BCAP LLC Trust
Series 2009-RR15, Class 1A1
2.55%, 10/26/2035 (B) (C)	431,847	432,095
Series 2009-RR4, Class 9A1
2.39%, 10/26/2035 (B) (C)	441,200	444,212

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2009-RR6, Class 2A1
2.55%, 08/26/2035 (B) (C)	$ 1,758,291	$ 1,751,446
Series 2011-R11, Class 16A5
2.19%, 08/26/2035 (B) (C)	2,779,995	2,823,352
Series 2011-R11, Class 23A1
2.59%, 06/26/2035 (B) (C)	1,081,750	1,097,313
Series 2012-RR12, Class 4A1
2.75%, 04/26/2036 (B) (C)	2,804,265	2,851,882
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	1,279,571	1,357,270
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (C)	1,135,026	1,240,829
Citigroup Mortgage Loan Trust
Series 2014-A, Class A
4.00%, 01/25/2035 (B) (C)	1,071,088	1,113,965
COMM Mortgage Trust
Series 2013-FL3, Class C
2.94%, 10/13/2028 (B) (C)	1,250,000	1,260,839
Series 2013-GAM, Class A1
1.71%, 02/10/2028 (B)	348,825	344,020
Series 2013-GAM, Class A2
3.37%, 02/10/2028 (B)	900,000	931,163
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 (B)	250,000	254,425
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 1A1
2.52%, 09/27/2036 (B) (C)	1,271,463	1,274,135
CSMC Trust
Series 2009-14R, Class 2A1
5.00%, 06/26/2037 (B)	726,214	749,675
Series 2014-11R, Class 17A1
Zero Coupon, 12/27/2036 (B) (C)	2,798,316	2,645,041
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.56%, 04/10/2031 (B) (C)	2,248,000	2,318,859
Hilton USA Trust
Series 2013-HLT, Class AFX
2.66%, 11/05/2030 (B)	2,885,000	2,902,053
Jefferies Re-REMIC Trust
Series 2009-R2, Class 4A
2.58%, 05/26/2037 (B) (C)	1,786,469	1,797,036
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (C)	292,213	319,714
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	1,323,152	1,417,238
Series 2012-WLDN, Class A
3.91%, 05/05/2030 (B)	2,295,000	2,463,233
Series 2014-DSTY, Class B
3.77%, 06/10/2027 (B)	2,800,000	2,919,504
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
5.86%, 07/15/2044 (C)	842,194	921,148
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B
4.42%, 08/15/2046 (C)	1,035,000	1,134,945

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (C)	$ 1,451,469	$ 1,569,697
Series 2007-T27, Class A1A
5.65%, 06/11/2042 (C)	1,769,673	1,921,673
Morgan Stanley Re-REMIC Trust
Series 2009-R3, Class 1A
5.50%, 10/26/2035 (B)	380,875	408,590
Series 2010-GG10, Class A4A
5.80%, 08/15/2045 (B) (C)	1,640,851	1,763,203
Series 2012-R3, Class 1A
1.96%, 11/26/2036 (B) (C)	666,033	660,783
Series 2013-R8, Class 9A
0.89%, 09/26/2036 (B) (C)	772,760	756,027
Series 2014-R3, Class 2A
3.00%, 07/26/2048 (B) (C)	1,945,741	1,978,454
Series 2014-R4, Class 4A
2.65%, 11/21/2035 (B) (C)	2,534,776	2,582,830
Motel 6 Trust
Series 2012-MTL6, Class C
3.14%, 10/05/2025 (B)	509,000	510,109
Nationstar Mortgage Loan Trust
Series 2013-A, Class A
3.75%, 12/25/2052 (B) (C)	1,308,897	1,345,511
New Residential Mortgage Loan Trust
Series 2014-2A, Class A3
3.75%, 05/25/2054 (B)	2,182,264	2,257,381
Series 2014-3A, Class AFX3
3.75%, 11/25/2054 (B) (C)	1,811,492	1,875,356
RBSCF Trust
Series 2009-RR2, Class WBB
5.94%, 02/16/2051 (B) (C)	1,215,000	1,312,225
RBSSP Re-REMIC Trust
Series 2009-6, Class 2A1
2.37%, 01/26/2036 (B) (C)	1,755,854	1,772,609
RBSSP Resecuritization Trust
Series 2009-7, Class 5A4
0.57%, 06/26/2037 (B) (C)	1,179,721	1,129,447
SCG Trust
Series 2013-SRP1, Class AJ
2.12%, 11/15/2026 (B) (C)	720,000	722,233
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (B)	1,239,000	1,316,820
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-N, Class 1A2
2.48%, 12/25/2033 (C)	1,422,850	1,425,570

Total Mortgage-Backed Securities (Cost $72,680,742)		73,068,274

ASSET-BACKED SECURITIES - 4.9%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 (B)	1,480,333	1,721,709
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 03/20/2019 (B)	700,000	707,659
Chase Issuance Trust
Series 2014-A4, Class A4
0.38%, 04/16/2018 (C)	2,000,000	1,998,738
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T5, Class AT5
1.98%, 08/15/2046 (B)	3,845,000	3,787,325

	Principal	Value
ASSET-BACKED SECURITIES (continued)
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (B)	$ 1,000,000	$ 992,500
Series 2014-T2, Class AT2
2.22%, 01/15/2047 (B)	4,023,000	3,942,540
JG Wentworth XXI LLC
Series 2010-2A, Class A
4.07%, 01/15/2048 (B)	363,854	392,868
Orange Lake Timeshare Trust
Series 2014-AA, Class A
2.29%, 07/09/2029 (B)	2,379,597	2,358,352
SBA Tower Trust
Series 2014-1A, Class C
2.90%, 10/15/2044 (B) (C)	2,015,000	2,050,958
Sierra Timeshare Receivables Funding LLC
Series 2013-1A, Class A
1.59%, 11/20/2029 (B)	2,200,289	2,199,059
Series 2014-1A, Class A
2.07%, 03/20/2030 (B)	2,230,858	2,245,392
Series 2014-2A, Class A
2.05%, 06/20/2031 (B)	982,164	988,264
Series 2014-3A, Class A
2.30%, 10/20/2031 (B)	877,608	875,537
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 (B)	811,311	835,673
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (B)	569,037	569,379
SVO VOI Mortgage LLC
Series 2012-AA, Class A
2.00%, 09/20/2029 (B)	500,959	498,063
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.57%, 10/15/2015 (B) (C)	1,710,000	1,715,075
Series 2014-1A, Class A
1.12%, 10/15/2021 (B) (C)	200,000	200,092

Total Asset-Backed Securities (Cost $28,162,328)		28,079,183

CORPORATE DEBT SECURITIES - 33.7%
Aerospace & Defense - 0.2%
Exelis, Inc.
5.55%, 10/01/2021 (A)	768,000	849,157

Airlines - 1.4%
American Airlines Pass-Through Trust
3.70%, 04/01/2028 (A)	1,355,000	1,365,162
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026 (A)	1,022,488	1,063,387
9.00%, 01/08/2018	1,072,109	1,171,280
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	2,378,296	2,544,777
7.75%, 06/17/2021	225,804	262,780
Southwest Airlines Co. Pass-Through Trust
6.15%, 02/01/2024	407,390	465,952
UAL Pass-Through Trust
10.40%, 05/01/2018	1,199,546	1,326,938

		8,200,276

Banks - 3.7%
Barclays Bank PLC
10.18%, 06/12/2021 (B)	4,230,000	5,791,513
Branch Banking & Trust Co.
3.80%, 10/30/2026 (A)	1,075,000	1,153,044

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 (B) (C) (D)	$ 3,715,000	$ 4,783,063
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (B)	1,700,000	1,750,947
Korea Development Bank
3.50%, 08/22/2017	900,000	940,282
Nordea Bank AB
4.25%, 09/21/2022 (A) (B)	4,295,000	4,579,973
Oversea-Chinese Banking Corp., Ltd.
3.15%, 03/11/2023 (B) (C)	1,480,000	1,508,521
Wells Fargo & Co.
5.38%, 11/02/2043	743,000	898,395

		21,405,738

Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	1,315,000	1,344,841

Building Products - 0.3%
Owens Corning
4.20%, 12/15/2022 (A)	1,364,000	1,425,520

Capital Markets - 1.7%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	1,425,000	1,520,756
Bank of New York Mellon Corp. Series MTN
2.10%, 01/15/2019	800,000	814,588
Macquarie Group, Ltd.
6.25%, 01/14/2021 (A) (B)	2,620,000	3,060,186
Morgan Stanley
1.40%, 01/27/2020 (C)	1,550,000	1,561,197
UBS AG
7.63%, 08/17/2022 (A)	2,330,000	2,781,172

		9,737,899

Chemicals - 0.2%
Monsanto Co.
4.40%, 07/15/2044	1,090,000	1,208,173

Commercial Services & Supplies - 0.6%
Hertz Corp.
6.75%, 04/15/2019	2,023,000	2,083,690
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 (B)	235,000	243,575
Hutchison Whampoa International 12 II, Ltd.
2.00%, 11/08/2017 (B)	1,250,000	1,251,306

		3,578,571

Construction Materials - 0.3%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024 (A)	1,605,000	1,734,665

Consumer Finance - 0.2%
Discover Financial Services
3.85%, 11/21/2022	1,035,000	1,086,202

Diversified Financial Services - 4.2%
Associates Corp. of North America
6.95%, 11/01/2018	2,382,000	2,800,729
Bank of America Corp.
5.42%, 03/15/2017	3,670,000	3,948,638
Credit Suisse Series MTN
2.30%, 05/28/2019	3,875,000	3,936,256

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
General Electric Capital Corp.
7.13%, 06/15/2022 (A) (C) (D)	$ 3,740,000	$ 4,352,425
JPMorgan Chase & Co.
6.40%, 05/15/2038 (A)	2,245,000	3,091,738
Murray Street Investment Trust I
4.65%, 03/09/2017 (E)	3,615,000	3,846,689
Oaktree Capital Management, LP
6.75%, 12/02/2019 (B)	1,700,000	2,042,485

		24,018,960

Diversified Telecommunication Services - 1.9%
AT&T, Inc.
2.30%, 03/11/2019	2,250,000	2,290,579
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	1,472,000	1,529,040
Level 3 Financing, Inc.
8.13%, 07/01/2019	1,472,000	1,562,160
Verizon Communications, Inc.
3.85%, 11/01/2042	1,250,000	1,183,446
5.15%, 09/15/2023	2,580,000	2,958,257
6.55%, 09/15/2043 (A)	1,155,000	1,560,220

		11,083,702

Electric Utilities - 0.6%
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (B)	1,540,000	1,741,137
PacifiCorp
3.60%, 04/01/2024	1,520,000	1,657,432

		3,398,569

Energy Equipment & Services - 0.2%
Kinder Morgan, Inc.
3.05%, 12/01/2019	830,000	837,619

Food & Staples Retailing - 1.0%
Sysco Corp.
2.35%, 10/02/2019	1,320,000	1,350,509
Wal-Mart Stores, Inc.
4.30%, 04/22/2044	2,695,000	3,107,233
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	1,360,000	1,411,568

		5,869,310

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co.
2.68%, 12/15/2019 (A)	430,000	441,342

Household Products - 0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	1,235,000	1,299,837

Insurance - 3.3%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	370,000	409,527
Hanover Insurance Group, Inc.
6.38%, 06/15/2021 (A)	1,445,000	1,677,768
Nippon Life Insurance Co.
5.00%, 10/18/2042 (B) (C)	3,280,000	3,460,400
Pacific Life Insurance Co.
9.25%, 06/15/2039 (B)	2,330,000	3,884,790
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (C)	2,791,000	2,801,466

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Swiss Re Solutions Holding Corp.
7.75%, 06/15/2030	$ 1,755,000	$ 2,602,376
ZFS Finance USA Trust II
6.45%, 12/15/2065 (B) (C)	3,920,000	4,096,400

		18,932,727

Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017 (A)	2,070,000	2,070,898
2.40%, 02/01/2019	790,000	805,684
5.30%, 02/01/2044	665,000	821,066

		3,697,648

Media - 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp.
6.50%, 04/30/2021	538,000	566,245
7.25%, 10/30/2017	1,132,000	1,177,280
NBCUniversal Media LLC
5.15%, 04/30/2020	1,750,000	2,023,646

		3,767,171

Metals & Mining - 0.3%
Novelis, Inc.
8.75%, 12/15/2020 (A)	1,350,000	1,447,875

Multi-Utilities - 0.5%
DTE Electric Co.
4.30%, 07/01/2044	2,477,000	2,948,415

Oil, Gas & Consumable Fuels - 2.1%
CNOOC Nexen Finance ULC
1.63%, 04/30/2017	850,000	847,668
Continental Resources, Inc.
3.80%, 06/01/2024 (A)	1,055,000	953,832
Energy Transfer Partners, LP
4.90%, 02/01/2024	1,070,000	1,159,415
7.60%, 02/01/2024	1,275,000	1,608,781
EnLink Midstream Partners, LP
2.70%, 04/01/2019	3,615,000	3,623,065
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 (A)	1,404,000	1,070,550
Petrobras International Finance Co. SA
5.38%, 01/27/2021 (A)	2,040,000	1,832,818
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.83%, 09/30/2016 (B)	1,174,900	1,220,427

		12,316,556

Pharmaceuticals - 0.7%
AbbVie, Inc.
4.40%, 11/06/2042 (A)	3,000,000	3,273,990
Perrigo Co. PLC
2.30%, 11/08/2018 (A)	710,000	718,879

		3,992,869

Real Estate Investment Trusts - 3.6%
ARC Properties Operating Partnership, LP
2.00%, 02/06/2017 (A)	2,620,000	2,515,090
CBL & Associates, LP
5.25%, 12/01/2023	1,840,000	2,040,133

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
EPR Properties
5.75%, 08/15/2022	$ 2,308,000	$ 2,581,180
Highwoods Realty, LP
5.85%, 03/15/2017	1,555,000	1,691,793
Hospitality Properties Trust
5.00%, 08/15/2022 (A)	4,800,000	5,192,539
Kilroy Realty, LP
4.25%, 08/15/2029	2,565,000	2,747,105
National Retail Properties, Inc.
3.90%, 06/15/2024	3,565,000	3,763,945

		20,531,785

Road & Rail - 0.9%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (B)	4,495,000	5,173,646

Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.
1.35%, 12/15/2017	1,950,000	1,964,796
KLA-Tencor Corp.
4.13%, 11/01/2021	1,530,000	1,610,397

		3,575,193

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
2.40%, 05/03/2023 (A)	3,130,000	3,165,219

Tobacco - 0.7%
Lorillard Tobacco Co.
8.13%, 06/23/2019	3,455,000	4,248,344

Trading Companies & Distributors - 0.6%
International Lease Finance Corp.
6.75%, 09/01/2016 (B)	3,335,000	3,560,112

Wireless Telecommunication Services - 1.5%
America Movil SAB de CV
4.38%, 07/16/2042 (A)	2,600,000	2,630,836
Crown Castle Towers LLC
4.88%, 08/15/2040 (A) (B)	3,200,000	3,545,283
SBA Tower Trust
2.24%, 04/15/2043 (B)	520,000	518,995
Sprint Communications, Inc.
9.00%, 11/15/2018 (B)	1,844,000	2,125,210

		8,820,324

Total Corporate Debt Securities (Cost $190,774,797)		193,698,265

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 14.2%
U.S. Treasury Bill
0.00%, 02/05/2015 - 04/02/2015 (F) (G)	81,156,300	81,154,987

Total Short-Term U.S. Government Obligation (Cost $81,154,987)		81,154,987

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 0.7%
Federal Home Loan Bank Discount Notes
0.09%, 04/09/2015 (F)	4,000,000	3,999,330

Total Short-Term U.S. Government Agency Obligation
(Cost $3,999,330)		3,999,330

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
CoBank ACB
Series F, 6.25% (C)	6,000	$ 615,750

Total Preferred Stock (Cost $612,000)		615,750

SECURITIES LENDING COLLATERAL - 5.3%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (F)	30,142,822	30,142,822

Total Securities Lending Collateral (Cost $30,142,822)		30,142,822

	Principal	Value
REPURCHASE AGREEMENT - 4.5%
State Street Bank & Trust Co. 0.01% (F), dated 01/30/2015, to be repurchased at $26,103,419 on 02/02/2015. Collateralized by U.S. Government Agency Obligations, 2.50%, due 01/01/2033, and with a total value of $26,627,436.	$ 26,103,397	26,103,397

Total Repurchase Agreement (Cost $26,103,397)		26,103,397

Total Investments (Cost $685,231,674) (H)		695,674,758
Net Other Assets (Liabilities) - (21.1)%		(121,055,936)

Net Assets - 100.0%		$ 574,618,822

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$159,870,359	$—	$159,870,359
U.S. Government Agency Obligations	—	97,155,660	—	97,155,660
Foreign Government Obligation	—	1,786,731	—	1,786,731
Mortgage-Backed Securities	—	73,068,274	—	73,068,274
Asset-Backed Securities	—	28,079,183	—	28,079,183
Corporate Debt Securities	—	193,698,265	—	193,698,265
Short-Term U.S. Government Obligations	—	81,154,987	—	81,154,987
Short-Term U.S. Government Agency Obligation	—	3,999,330	—	3,999,330
Preferred Stock	615,750	—	—	615,750
Securities Lending Collateral	30,142,822	—	—	30,142,822
Repurchase Agreement	—	26,103,397	—	26,103,397

Total Investments	$30,758,572	$664,916,186	$—	$695,674,758

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $29,528,679. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $142,178,604, representing 24.74% of the Fund’s net assets.
(C)	Floating or variable rate security. Rate is disclosed as of January 31, 2015.
(D)	The security has a perpetual maturity; the date shown is the next call date.
(E)	Step bond. Coupon rate changes in increments to maturity; the rate is as of January 31, 2015. Maturity date disclosed is the ultimate maturity date.
(F)	Rate disclosed reflects the yield at January 31, 2015.
(G)	Percentage rounds to less than 0.01% or (0.01)%.
(H)	Aggregate cost for federal income tax purposes is $685,231,674. Aggregate gross unrealized appreciation and depreciation for all securities is $12,036,327 and $1,593,243, respectively. Net unrealized appreciation for tax purposes is $10,443,084.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 1.3%
Germany - 1.3%
Volkswagen AG
1.96% (A)	83,300	$ 18,583,217

Total Convertible Preferred Stock (Cost $20,486,162)		18,583,217

PREFERRED STOCKS - 1.1%
Brazil - 0.6%
Itau Unibanco Holding SA
2.77% (A)	709,360	8,697,641

Korea, Republic of - 0.5%
Hyundai Motor Co.
2.95% (A)	61,330	6,412,773

Total Preferred Stocks (Cost $16,393,669)		15,110,414

COMMON STOCKS - 94.5%
Australia - 3.5%
APA Group (B)	879,866	5,546,465
Asciano, Ltd.	3,566,900	16,606,566
BHP Billiton PLC, ADR (B)	300,669	13,136,229
Challenger, Ltd.	2,778,184	13,515,927

		48,805,187

Belgium - 0.7%
Ageas	286,764	9,819,897

Canada - 0.8%
Fairfax Financial Holdings, Ltd.	20,131	10,693,653

Denmark - 1.1%
Carlsberg A/S, Class B	216,176	15,873,917

France - 9.4%
Arkema SA	184,894	13,189,333
Bollore SA	2,224,700	9,574,843
Cie Generale des Etablissements Michelin, Class B	136,291	13,272,284
GDF Suez	739,300	16,396,474
Rexel SA	1,031,000	19,262,908
Sanofi	231,300	21,311,953
Total SA	269,400	13,828,454
Veolia Environnement SA	877,840	16,081,256
Vinci SA	174,900	9,188,227

		132,105,732

Germany - 6.7%
Allianz SE, Class A	109,100	17,989,643
Bayer AG	101,065	14,556,522
Merck KGaA	107,300	10,721,039
Metro AG (C)	518,800	15,964,241
Siemens AG, Class A (B)	147,700	15,602,564
Talanx AG (C)	325,751	9,921,164
TUI AG (B)	499,100	8,776,676

		93,531,849

Guernsey, Channel Islands - 0.7%
Friends Life Group, Ltd.	1,714,900	10,254,889

Hong Kong - 4.7%
Cheung Kong Holdings, Ltd.	1,142,500	21,802,071
First Pacific Co., Ltd.	8,068,112	8,190,607
Guangdong Investment, Ltd.	10,558,900	14,119,073
Noble Group, Ltd.	14,987,000	11,723,506
SJM Holdings, Ltd.	6,443,000	9,409,633

		65,244,890

	Shares	Value
COMMON STOCKS (continued)
Ireland - 3.0%
DCC PLC	194,000	$ 10,279,149
Ryanair Holdings PLC, ADR (C)	237,100	15,643,858
Smurfit Kappa Group PLC, Class B	651,000	16,005,030

		41,928,037

Israel - 1.5%
Israel Corp., Ltd.	21,472	6,967,675
Teva Pharmaceutical Industries, Ltd., ADR	243,300	13,834,038

		20,801,713

Italy - 2.7%
Davide Campari-Milano SpA	939,741	6,369,977
Eni SpA, Class B	938,200	15,788,571
Pirelli & C. SpA	332,700	4,717,307
Prysmian SpA	558,249	10,326,794

		37,202,649

Japan - 22.1%
Aisin Seiki Co., Ltd.	370,400	12,940,150
Daiichi Sankyo Co., Ltd.	924,400	13,410,602
Daiwa Securities Group, Inc.	2,028,200	14,736,422
Denki Kagaku Kogyo KK	2,696,000	10,622,550
Electric Power Development Co., Ltd. (B)	233,400	8,502,560
FUJIFILM Holdings Corp.	550,900	18,619,147
Hitachi, Ltd.	3,373,400	25,476,221
Japan Airlines Co., Ltd.	602,700	20,404,766
Kintetsu World Express, Inc.	132,200	5,629,348
Komatsu, Ltd.	533,300	10,457,711
Kuraray Co., Ltd.	1,194,000	14,992,915
Mitsubishi Corp.	612,000	10,676,462
Mitsubishi Heavy Industries, Ltd.	1,787,700	9,867,376
MS&AD Insurance Group Holdings, Inc.	928,800	22,583,026
Nippon Telegraph & Telephone Corp.	379,500	22,461,366
Nitori Holdings Co., Ltd.	214,700	12,139,029
ORIX Corp.	1,483,900	17,051,211
Resona Holdings, Inc.	3,098,300	15,371,316
Sony Corp. (B)	716,500	16,852,852
Sumitomo Mitsui Financial Group, Inc.	564,700	18,949,543
USS Co., Ltd.	522,500	8,197,263

		309,941,836

Korea, Republic of - 2.6%
Kangwon Land, Inc.	269,425	7,945,156
Samsung Electronics Co., Ltd.	12,700	15,765,762
SK Telecom Co., Ltd.	49,150	12,880,537

		36,591,455

Macau - 1.0%
MGM China Holdings, Ltd.	5,656,200	13,758,631

Netherlands - 4.6%
Akzo Nobel NV	204,600	14,739,631
Boskalis Westminster NV	202,800	8,965,488
Delta Lloyd NV	465,379	8,792,723

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Heineken Holding NV, Class A	220,400	$ 14,423,499
Koninklijke Philips NV	651,656	17,969,324

		64,890,665

Singapore - 0.5%
Kenon Holdings, Ltd. (C)	148,904	2,524,753
SIA Engineering Co., Ltd. (B)	1,161,400	3,739,632

		6,264,385

Spain - 1.7%
Amadeus IT Holding SA, Class A (B)	587,841	23,574,918

Sweden - 4.1%
Investor AB, Class B	561,300	20,424,961
Svenska Cellulosa AB SCA, Class B	759,180	18,299,360
Telefonaktiebolaget LM Ericsson, Class B	1,525,100	18,490,702

		57,215,023

Switzerland - 5.0%
GAM Holding AG (C)	871,000	15,392,442
Nestle SA	249,262	19,036,378
Novartis AG	213,500	20,806,156
UBS Group AG (C)	897,000	15,034,666

		70,269,642

United Kingdom - 17.0%
Admiral Group PLC	432,900	9,417,505
Barclays PLC	4,298,600	15,096,799
BP PLC, ADR (B)	330,400	12,829,432
HSBC Holdings PLC	2,067,600	19,088,570
IG Group Holdings PLC	1,200,813	13,029,485
Imperial Tobacco Group PLC	377,700	17,740,182
Inchcape PLC	1,184,100	12,368,996
Johnson Matthey PLC	149,945	7,335,414
Kingfisher PLC	3,572,900	18,379,580
National Grid PLC, Class B	1,244,600	17,497,836
Noble Corp. PLC (B)	524,157	8,501,827
Rexam PLC	1,681,236	10,743,557
Royal Bank of Scotland Group PLC (C)	2,572,700	13,969,046
Sky PLC	1,098,300	15,315,983
UBM PLC	1,571,080	12,475,332
Unilever PLC	400,300	17,626,821
Vodafone Group PLC	4,768,920	16,769,802

		238,186,167

United States - 1.1%
Flextronics International, Ltd. (C)	1,423,605	15,830,488

Total Common Stocks (Cost $1,339,517,775)		1,322,785,623

SECURITIES LENDING COLLATERAL - 6.1%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (A)	85,156,846	85,156,846

Total Securities Lending Collateral (Cost $85,156,846)		85,156,846

	Principal	Value
REPURCHASE AGREEMENT - 2.9%

State Street Bank & Trust Co. 0.01% (A), dated 01/30/2015, to be repurchased at $41,148,896 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 11/01/2027, and with a value of $41,974,911.

	$ 41,148,862	$ 41,148,862

Total Repurchase Agreement (Cost $41,148,862)		41,148,862

Total Investments (Cost $1,502,703,314) (D)		1,482,784,962
Net Other Assets (Liabilities) - (5.9)%		(82,989,850)

Net Assets - 100.0%		$ 1,399,795,112

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Insurance	6.7%	$99,472,500
Pharmaceuticals	6.4	94,640,310
Banks	6.1	91,172,915
Diversified Financial Services	4.9	72,212,191
Chemicals	4.6	67,847,518
Multi-Utilities	3.4	49,975,566
Capital Markets	3.0	45,163,530
Industrial Conglomerates	3.0	43,851,037
Oil, Gas & Consumable Fuels	2.9	42,446,457
Trading Companies & Distributors	2.8	41,662,876
Electronic Equipment, Instruments & Components	2.8	41,306,709
Hotels, Restaurants & Leisure	2.7	39,890,096
Specialty Retail	2.6	38,715,872
Beverages	2.5	36,667,393
Food Products	2.5	36,663,199
Airlines	2.4	36,048,624
Technology Hardware, Storage & Peripherals	2.3	34,384,909
Auto Components	2.1	30,929,741
Wireless Telecommunication Services	2.0	29,650,339
Media	1.9	27,791,315
Containers & Packaging	1.8	26,748,587
Automobiles	1.7	24,995,990
IT Services	1.6	23,574,918
Diversified Telecommunication Services	1.5	22,461,366
Real Estate Management & Development	1.5	21,802,071
Machinery	1.4	20,325,087
Communications Equipment	1.2	18,490,702
Household Products	1.2	18,299,360
Construction & Engineering	1.2	18,153,715
Tobacco	1.2	17,740,182
Household Durables	1.1	16,852,852
Road & Rail	1.1	16,606,566
Food & Staples Retailing	1.1	15,964,241
Air Freight & Logistics	1.0	15,204,191
Water Utilities	0.9	14,119,073
Metals & Mining	0.9	13,136,229
Distributors	0.8	12,368,996
Independent Power and Renewable Electricity Producers	0.7	11,027,313
Electrical Equipment	0.7	10,326,794
Energy Equipment & Services	0.6	8,501,827
Gas Utilities	0.4	5,546,465
Transportation Infrastructure	0.3	3,739,632

Investments, at Value	91.5	1,356,479,254
Short-Term Investments	8.5	126,305,708

Total Investments	100.0%	$1,482,784,962

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Convertible Preferred Stock	$—	$18,583,217	$—	$18,583,217
Preferred Stocks	8,697,641	6,412,773	—	15,110,414
Common Stocks	90,469,525	1,232,316,098	—	1,322,785,623
Securities Lending Collateral	85,156,846	—	—	85,156,846
Repurchase Agreement	—	41,148,862	—	41,148,862

Total Investments	$184,324,012	$1,298,460,950	$—	$1,482,784,962

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at January 31, 2015.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $81,850,952. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $1,502,703,314. Aggregate gross unrealized appreciation and depreciation for all securities is $83,853,549 and $103,771,901, respectively. Net unrealized depreciation for tax purposes is $19,918,352.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Australia - 0.4%
Orica, Ltd. (A)	111,902	$ 1,570,748

Belgium - 0.4%
KBC Groep NV (B)	31,873	1,714,290

Brazil - 0.8%
Itau Unibanco Holding SA, ADR	280,588	3,400,727

Canada - 4.4%
Canadian National Railway Co.	144,498	9,533,978
Loblaw Cos., Ltd.	76,893	3,820,143
Valeant Pharmaceuticals International, Inc. (B)	34,321	5,490,330

		18,844,451

Denmark - 0.6%
Carlsberg A/S, Class B	32,349	2,375,404

France - 13.6%
Air Liquide SA, Class A	73,717	9,293,385
Bureau Veritas SA	104,094	2,204,275
Danone SA	136,031	9,129,148
Dassault Systemes	35,802	2,212,397
GDF Suez	236,788	5,251,573
Hermes International	2,535	860,302
Legrand SA	24,760	1,327,264
LVMH Moet Hennessy Louis Vuitton SE	52,386	8,424,942
Pernod Ricard SA	80,237	9,621,045
Schneider Electric SE	125,811	9,457,434

		57,781,765

Germany - 13.5%
Bayer AG	139,309	20,064,855
Beiersdorf AG (A)	81,392	7,143,867
Linde AG	43,969	8,423,156
Merck KGaA	77,230	7,716,550
MTU Aero Engines AG	18,825	1,722,238
ProSiebenSat.1 Media AG	118,326	5,238,020
SAP SE	105,366	6,877,002

		57,185,688

Hong Kong - 3.8%
AIA Group, Ltd.	1,451,400	8,415,978
Global Brands Group Holding, Ltd. (B)	10,750,000	2,025,392
Li & Fung, Ltd. (A)	5,986,000	5,922,451

		16,363,821

Israel - 0.5%
Check Point Software Technologies, Ltd., Class A (A) (B)	26,840	2,071,243

Japan - 12.6%
Denso Corp.	191,200	8,458,363
FANUC Corp.	28,400	4,769,477
Honda Motor Co., Ltd.	284,800	8,593,769
Hoya Corp.	262,900	10,188,052
INPEX Corp.	386,500	4,277,146
Japan Tobacco, Inc.	143,700	3,913,907
Kyocera Corp.	124,000	5,457,818

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Shin-Etsu Chemical Co., Ltd.	50,000	$ 3,310,709
Terumo Corp.	188,700	4,679,561

		53,648,802

Korea, Republic of - 0.7%
Samsung Electronics Co., Ltd., GDR	4,857	2,990,161

Netherlands - 6.8%
Akzo Nobel NV	104,511	7,529,098
Heineken NV	51,922	3,874,848
ING Groep NV, CVA (B)	717,511	8,920,385
Randstad Holding NV (A)	167,111	8,784,017

		29,108,348

Russian Federation - 0.2%
Sberbank of Russia, ADR (A)	225,502	831,067

Singapore - 2.3%
DBS Group Holdings, Ltd.	532,300	7,760,730
Singapore Telecommunications, Ltd.	680,550	2,049,458

		9,810,188

Spain - 1.1%
Amadeus IT Holding SA, Class A (A)	118,422	4,749,225

Sweden - 1.2%
Hennes & Mauritz AB, Class B	123,802	5,092,810

Switzerland - 9.8%
Julius Baer Group, Ltd. (B)	52,399	2,131,808
Keuhne & Nagel International AG (A)	18,909	2,602,905
Nestle SA	196,892	15,036,831
Roche Holding AG	34,482	9,293,498
Sonova Holding AG	25,464	3,345,374
UBS Group AG (B)	540,222	9,054,690

		41,465,106

Taiwan - 2.8%
Hon Hai Precision Industry Co., Ltd.	865,044	2,373,673
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	417,485	9,481,084

		11,854,757

Thailand - 0.3%
Kasikornbank PCL	185,900	1,270,230

United Kingdom - 21.5%
Barclays PLC	1,232,442	4,328,370
BG Group PLC	382,002	5,095,093
Compass Group PLC	786,289	13,556,522
Delphi Automotive PLC, Class A	51,517	3,540,763
Diageo PLC	205,297	6,076,919
Hays PLC	612,276	1,426,721
HSBC Holdings PLC	1,016,133	9,296,810
Prudential PLC	178,324	4,335,127
Reckitt Benckiser Group PLC, Class A	102,591	8,682,775
Rio Tinto PLC	117,216	5,150,820
Rolls-Royce Holdings PLC (B)	324,079	4,329,703
Sky PLC	360,907	5,032,910
Smiths Group PLC	254,010	4,298,873
Standard Chartered PLC	288,000	3,840,447
WPP PLC, Class A	564,015	12,403,013

		91,394,866

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States - 2.2%
NCR Corp. (A) (B)	46,511	$ 1,181,379
Yum! Brands, Inc.	113,145	8,178,121

		9,359,500

Total Common Stocks (Cost $450,199,603)		422,883,197

SECURITIES LENDING COLLATERAL - 2.5%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (C)	10,801,790	10,801,790

Total Securities Lending Collateral (Cost $10,801,790)		10,801,790

Total Investments (Cost $461,001,393) (D)		433,684,987
Net Other Assets (Liabilities) - (2.0)%		(8,652,259)

Net Assets - 100.0%		$ 425,032,728

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	9.8%	$42,565,233
Banks	9.5	41,363,056
Chemicals	6.9	30,127,096
Food Products	5.6	24,165,979
Media	5.2	22,673,943
Beverages	5.0	21,948,216
Hotels, Restaurants & Leisure	5.0	21,734,643
Electronic Equipment, Instruments & Components	4.1	18,019,543
Textiles, Apparel & Luxury Goods	4.0	17,233,087
Insurance	2.9	12,751,105
Professional Services	2.9	12,415,013
Auto Components	2.8	11,999,126
Capital Markets	2.6	11,186,498
Software	2.6	11,160,642
Electrical Equipment	2.5	10,784,698
Road & Rail	2.2	9,533,978
Semiconductors & Semiconductor Equipment	2.2	9,481,084
Oil, Gas & Consumable Fuels	2.2	9,372,239
Household Products	2.0	8,682,775
Automobiles	2.0	8,593,769
Health Care Equipment & Supplies	1.8	8,024,935
Personal Products	1.6	7,143,867
Aerospace & Defense	1.4	6,051,941
Multi-Utilities	1.2	5,251,573
Metals & Mining	1.2	5,150,820
Specialty Retail	1.2	5,092,810
Machinery	1.1	4,769,477
IT Services	1.1	4,749,225
Industrial Conglomerates	1.0	4,298,873
Technology Hardware, Storage & Peripherals	1.0	4,171,540
Tobacco	0.9	3,913,907
Food & Staples Retailing	0.9	3,820,143
Marine	0.6	2,602,905
Diversified Telecommunication Services	0.5	2,049,458

Investments, at Value	97.5	422,883,197
Short-Term Investments	2.5	10,801,790

Total Investments	100.0%	$433,684,987

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Common Stocks	$46,697,768	$376,185,429	$—	$422,883,197
Securities Lending Collateral	10,801,790	—	—	10,801,790

Total Investments	$57,499,558	$376,185,429	$—	$433,684,987

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION (continued):

Investments	Transfer from Level 1 to Level 2 (F)	Transfer from Level 2 to Level 1	Transfer from Level 2 to Level 3	Transfer from Level 3 to Level 2
Common Stocks	$831,067	$—	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $10,313,475. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at January 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $461,001,393. Aggregate gross unrealized appreciation and depreciation for all securities is $14,941,463 and $42,257,869, respectively. Net unrealized depreciation for tax purposes is $27,316,406.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Transferred from Level 1 to 2 due to developments which occurred between the time of the close of the foreign markets on which the securities trade and the close of business on the New York Stock Exchange.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Dutch Certificate Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.6%
Germany - 0.6%
Sartorius AG
0.96% (A)	32,703	$ 4,192,305

Total Preferred Stock (Cost $3,765,840)		4,192,305

COMMON STOCKS - 96.7%
Australia - 3.7%
Amcor, Ltd.	346,958	3,429,063
Ansell, Ltd.	194,375	3,411,807
Asaleo Care, Ltd. (B)	3,323,934	4,246,877
Computershare, Ltd.	502,102	4,511,375
Iluka Resources, Ltd. (C)	996,534	5,411,824
Mirvac Group, REIT	3,403,344	5,090,470
Recall Holdings, Ltd.	162,613	900,688

		27,002,104

Austria - 1.2%
Andritz AG	120,000	6,495,768
Kapsch TrafficCom AG (B) (C) (D)	100,000	2,296,676

		8,792,444

Brazil - 0.3%
BR Properties SA	631,686	2,097,577

China - 0.9%
Baoxin Auto Group, Ltd. (C)	3,451,500	1,989,105
Best Pacific International Holdings, Ltd.	1,778,000	877,499
Haitian International Holdings, Ltd., Series B	863,000	1,677,616
Leju Holdings, Ltd., ADR (B) (C)	42,530	432,955
Shenzhou International Group Holdings, Ltd.	441,000	1,591,019

		6,568,194

Denmark - 1.6%
Jyske Bank A/S (B)	30,000	1,357,897
Matas A/S (C)	400,000	8,674,098
OW Bunker A/S (B) (C) (D) (E)	450,000	0
SimCorp A/S	72,744	2,114,115

		12,146,110

Finland - 0.2%
Vaisala OYJ, Class A (D)	48,038	1,227,880

France - 5.5%
Euler Hermes Group	55,000	5,386,052
Groupe Eurotunnel SA	310,000	4,162,276
Lectra (D)	620,000	6,970,968
Montupet (C)	125,833	9,985,870
Naturex (C)	60,000	3,143,885
Rubis SCA (C)	180,000	10,439,071

		40,088,122

Germany - 5.7%
CTS Eventim AG & Co. KGaA	3,996	114,296
Freenet AG	280,000	8,337,114
MTU Aero Engines AG	90,000	8,233,806
RIB Software AG (C)	460,000	5,855,703
Suss Microtec AG (B)	100,000	525,494
Takkt AG	65,000	1,106,749
Tom Tailor Holding AG (B) (C) (D)	570,000	6,998,465
XING AG (D)	87,000	10,622,376

		41,794,003

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 2.9%
Convenience Retail Asia, Ltd.	648,000	$ 405,402
Dah Chong Hong Holdings, Ltd. (C)	5,147,000	3,013,976
Dah Sing Banking Group, Ltd.	1,599,644	2,668,739
Johnson Electric Holdings, Ltd.	1,063,000	3,867,134
Sitoy Group Holdings, Ltd.	1,760,000	1,157,080
Techtronic Industries Co., Ltd.	2,420,000	7,903,153
Yue Yuen Industrial Holdings, Ltd.	615,500	2,310,418

		21,325,902

Indonesia - 0.6%
Ciputra Property Tbk PT	20,208,000	1,302,048
Holcim Indonesia Tbk PT	7,076,900	1,095,436
Matahari Department Store Tbk PT	1,691,000	2,065,257

		4,462,741

Ireland - 6.1%
Dalata Hotel Group PLC (B)	1,071,742	3,536,319
DCC PLC	48,000	2,543,295
FBD Holdings PLC (C) (D)	430,000	5,344,898
Glanbia PLC	390,000	6,279,018
Grafton Group PLC	300,000	3,019,233
IFG Group PLC	700,000	1,226,050
Irish Continental Group PLC	467,237	1,727,452
Irish Residential Properties REIT PLC (B)	1,750,000	1,997,274
Origin Enterprises PLC	240,000	2,131,631
Paddy Power PLC	60,000	4,695,149
Smurfit Kappa Group PLC, Class B	500,000	12,292,650

		44,792,969

Italy - 6.3%
Anima Holding SpA (B) (F)	198,026	989,306
Banca Popolare dell’Emilia Romagna SC (B)	800,000	5,395,313
Cerved Information Solutions SpA (B)	1,443,635	7,796,801
Credito Emiliano SpA	450,000	3,501,214
FinecoBank SpA (B)	1,050,000	5,652,203
Maire Tecnimont SpA (B) (C)	4,700,000	10,345,618
Sorin SpA (B)	3,400,000	7,890,448
Yoox SpA (B) (C)	210,000	4,543,853

		46,114,756

Japan - 20.5%
Ai Holdings Corp.	180,500	3,142,830
AICA Kogyo Co., Ltd.	200,000	4,451,752
Arcs Co., Ltd.	194,500	4,007,425
Asahi Diamond Industrial Co., Ltd. (C)	154,100	1,571,124
Daibiru Corp.	486,000	4,276,074
Digital Garage, Inc.	260,700	3,711,939
Eagle Industry Co., Ltd.	247,600	4,611,500
Glory, Ltd.	82,100	2,151,553
Hitachi High-Technologies Corp.	124,100	3,855,155
Hitachi Transport System, Ltd.	178,500	2,335,215
JSP Corp. (C) (D)	379,900	7,591,995
Kakaku.com, Inc. (C)	239,100	3,382,358
Kissei Pharmaceutical Co., Ltd.	198,800	5,963,813
Koito Manufacturing Co., Ltd.	117,700	3,827,059
Kumiai Chemical Industry Co., Ltd.	407,000	3,167,336
Kureha Corp. (C)	736,000	3,066,140
Kuroda Electric Co., Ltd. (C)	362,600	5,195,049
Lintec Corp.	133,500	2,937,701
Mitsui Sugar Co., Ltd.	836,000	2,834,811

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Modec, Inc. (C)	98,000	$ 1,578,883
Musashi Seimitsu Industry Co., Ltd.	140,000	2,636,048
Nabtesco Corp.	171,400	4,424,948
NEC Networks & System Integration Corp.	275,100	5,912,091
Nichi-iko Pharmaceutical Co., Ltd.	66,200	1,192,108
Nihon Parkerizing Co., Ltd.	169,200	4,033,857
Nippon Densetsu Kogyo Co., Ltd. (C)	424,600	6,092,465
Nippon Soda Co., Ltd.	546,000	3,105,257
Nitta Corp. (D)	395,100	9,491,090
Obara Group, Inc. (C)	69,000	3,443,723
OBIC Business Consultants, Ltd.	123,900	3,727,345
Plenus Co., Ltd.	121,100	2,082,530
Sumitomo Real Estate Sales Co., Ltd.	59,500	1,407,357
Takasago International Corp. (D)	724,000	3,600,698
Tokai Tokyo Financial Holdings, Inc.	765,200	5,074,634
TPR Co., Ltd.	130,600	3,304,872
Trusco Nakayama Corp.	250,100	6,660,773
Tsuruha Holdings, Inc., Class B	72,800	4,891,865
Tsutsumi Jewelry Co., Ltd. (C) (D)	72,000	1,537,531
Unipres Corp.	132,500	2,304,944
Yushin Precision Equipment Co., Ltd. (C)	64,300	1,221,043

		149,804,891

Korea, Republic of - 1.4%
Halla Visteon Climate Control Corp. (B) (C)	117,019	4,926,056
Hankook Tire Co., Ltd.	56,357	2,709,991
Sung Kwang Bend Co., Ltd. (B) (C)	206,016	2,483,501

		10,119,548

Luxembourg - 2.7%
BRAAS Monier Building Group SA (B) (C)	204,400	4,173,684
Eurofins Scientific SE (C)	25,000	6,422,628
Stabilus SA (B) (D)	280,000	8,997,379

		19,593,691

Malaysia - 0.5%
Bursa Malaysia Bhd	1,741,000	3,925,089

Netherlands - 1.6%
Delta Lloyd NV	450,000	8,502,157
Sligro Food Group NV	85,000	3,245,529

		11,747,686

New Zealand - 0.5%
Fletcher Building, Ltd. (C)	609,258	3,701,101

Norway - 1.6%
Borregaard ASA	550,000	3,879,807
Storebrand ASA, Class A (B)	1,800,000	5,441,368
Vard Holdings, Ltd. (B) (C)	5,797,000	2,157,621

		11,478,796

Singapore - 1.8%
First Resources, Ltd. (C)	2,300,000	3,159,113
Mapletree Industrial Trust, REIT (C)	1,171,800	1,323,426
SATS, Ltd. (C)	683,000	1,494,441
Silverlake Axis, Ltd.	3,339,700	3,224,818
UOL Group, Ltd.	795,000	4,230,881

		13,432,679

South Africa - 0.4%
Investec PLC	360,000	3,024,804

Spain - 1.0%
Applus Services SA (B)	700,000	7,321,921

	Shares	Value
COMMON STOCKS (continued)
Sweden - 1.6%
Bufab Holding AB (B) (C)	500,000	$ 3,595,514
Intrum Justitia AB	100,000	2,661,160
Loomis AB, Class B	100,000	2,958,844
Modern Times Group MTG AB, Class B (C)	40,000	1,132,072
Opus Group AB (C)	1,250,000	1,117,933

		11,465,523

Switzerland - 4.8%
Ascom Holding AG	208,709	3,214,517
Comet Holding AG (B)	6,000	3,786,537
EFG International AG (B) (C)	700,000	7,553,802
Helvetia Holding AG	20,000	10,201,823
Interroll Holding AG (B) (D)	8,830	4,507,801
Komax Holding AG (B)	15,000	2,258,160
OC Oerlikon Corp. AG (B)	170,000	1,933,686
Orior AG (B)	24,808	1,445,489

		34,901,815

Taiwan - 3.5%
Aerospace Industrial Development Corp. (B)	2,668,000	3,085,740
Chroma ATE, Inc.	1,234,000	3,075,671
CTCI Corp.	1,704,000	2,692,635
Giant Manufacturing Co., Ltd.	404,000	3,526,111
Gourmet Master Co., Ltd.	303,000	1,647,829
Merida Industry Co., Ltd.	664,220	4,588,032
ScinoPharm Taiwan, Ltd.	1,158,560	1,941,976
St. Shine Optical Co., Ltd.	147,000	2,311,625
Toung Loong Textile Manufacturing	955,000	2,589,866

		25,459,485

Thailand - 1.4%
Bumrungrad Hospital PCL	870,000	4,146,655
Hemaraj Land and Development PCL (C)	24,023,400	3,258,903
LPN Development PCL	4,503,000	2,889,184

		10,294,742

United Arab Emirates - 0.2%
Lamprell PLC, Class A (B)	918,750	1,500,138

United Kingdom - 18.0%
A.G.BARR PLC	205,000	1,949,890
Alent PLC	693,857	3,810,533
Anglo Pacific Group PLC	290,000	371,279
Ashtead Group PLC	275,000	4,474,940
Berendsen PLC	150,000	2,510,310
Bodycote PLC	230,000	2,351,873
Computacenter PLC	250,000	2,430,112
CSR PLC	300,000	3,863,406
Dechra Pharmaceuticals PLC	362,000	4,716,367
Dignity PLC	77,916	2,182,843
Diploma PLC	225,000	2,563,742
Domino Printing Sciences PLC	264,000	2,713,873
Elementis PLC	775,421	3,219,369
EnQuest PLC (B) (C)	1,614,458	825,926
Fenner PLC	627,000	1,741,114
Grainger PLC	900,000	2,616,401
Halma PLC	225,000	2,354,315
HomeServe PLC (C)	695,000	3,519,380
IG Group Holdings PLC	396,000	4,296,819
Inchcape PLC	157,500	1,645,230
Just Retirement Group PLC	1,320,000	2,769,542
Keller Group PLC	24,205	325,566
Kennedy Wilson Europe Real Estate PLC	342,074	5,358,415
London Stock Exchange Group PLC	127,272	4,519,009
Londonmetric Property PLC, REIT	1,433,000	3,442,626

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Micro Focus International PLC	199,627	$ 3,163,137
Millennium & Copthorne Hotels PLC	117,038	1,014,996
N Brown Group PLC (C)	414,000	2,682,324
Pets at Home Group PLC	800,000	2,597,452
Photo-Me International PLC	1,100,000	2,240,851
Premier Oil PLC	830,000	1,799,514
Redrow PLC	960,000	4,071,873
Ricardo PLC	192,475	1,938,022
Rightmove PLC	55,000	1,921,399
SDL PLC (B)	627,000	3,996,013
Senior PLC	847,000	3,934,944
SIG PLC	650,000	1,802,652
Soco International PLC (B)	620,000	2,434,470
SSP Group PLC (B)	1,050,000	4,415,579
ST Modwen Properties PLC	300,000	1,889,680
SuperGroup PLC (B) (C)	240,000	3,470,287
Taylor Wimpey PLC	1,900,000	3,859,972
Telecom Plus PLC (C)	137,899	2,257,972
Victrex PLC	110,000	3,400,468
WS Atkins PLC	120,000	2,261,360
Zeal Network SE (C)	150,000	6,314,721

		132,040,566

United States - 0.2%
Samsonite International SA	613,200	1,860,986

Total Common Stocks (Cost $697,887,618)		708,086,263

SECURITIES LENDING COLLATERAL - 11.9%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (A)	87,020,023	87,020,023

Total Securities Lending Collateral (Cost $87,020,023)		87,020,023

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (A), dated 01/30/2015, to be repurchased at $10,223,920 on 02/02/2015. Collateralized by a U.S. Government Obligation, 2.06%, due 10/17/2022, and with a value of $10,431,606.	$ 10,223,911	10,223,911

Total Repurchase Agreement (Cost $10,223,911)		10,223,911

Total Investments (Cost $798,897,392) (G)		809,522,502
Net Other Assets (Liabilities) - (10.6)%		(77,394,743)

Net Assets - 100.0%		$ 732,127,759

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Machinery	6.7%	$54,424,499
Chemicals	5.2	41,813,161
Insurance	4.7	37,645,840
Auto Components	4.2	34,306,340
Software	3.6	29,052,099
Trading Companies & Distributors	3.4	27,311,903
Specialty Retail	3.1	25,266,938
Real Estate Management & Development	3.0	23,968,105
Hotels, Restaurants & Leisure	2.9	23,707,123
Electronic Equipment, Instruments & Components	2.9	23,570,870
Capital Markets	2.7	22,000,961
Diversified Financial Services	2.7	21,763,768
Construction & Engineering	2.4	19,456,284
Food Products	2.3	18,993,947
Banks	2.3	18,575,366
Health Care Equipment & Supplies	2.2	17,806,185
IT Services	2.0	16,565,517
Household Durables	2.0	15,834,998
Containers & Packaging	1.9	15,721,713
Aerospace & Defense	1.9	15,254,490
Internet Software & Services	1.8	14,437,689
Pharmaceuticals	1.7	13,814,264
Commercial Services & Supplies	1.5	12,550,382
Food & Staples Retailing	1.5	12,550,221
Real Estate Investment Trusts	1.5	11,853,796
Professional Services	1.4	11,521,303
Gas Utilities	1.3	10,439,071
Textiles, Apparel & Luxury Goods	1.3	10,386,868
Leisure Products	1.3	10,354,994
Construction Materials	1.1	8,970,221
Wireless Telecommunication Services	1.0	8,337,114
Internet & Catalog Retail	1.0	8,332,926
Building Products	0.9	6,935,253
Life Sciences Tools & Services	0.8	6,422,628
Transportation Infrastructure	0.7	5,656,717
Oil, Gas & Consumable Fuels	0.7	5,431,189
Metals & Mining	0.7	5,411,824
Distributors	0.6	4,659,206
Semiconductors & Semiconductor Equipment	0.5	4,388,900
Personal Products	0.5	4,246,877
Health Care Providers & Services	0.5	4,146,655
Electrical Equipment	0.5	3,867,134
Communications Equipment	0.4	3,214,517
Media	0.4	3,167,767
Energy Equipment & Services	0.4	3,079,021
Industrial Conglomerates	0.3	2,543,295
Road & Rail	0.3	2,335,215
Multi-Utilities	0.3	2,257,972
Diversified Consumer Services	0.3	2,182,843
Multiline Retail	0.3	2,065,257
Beverages	0.2	1,949,890
Marine	0.2	1,727,452

Investments, at Value	88.0	712,278,568
Short-Term Investments	12.0	97,243,934

Total Investments	100.0%	$809,522,502

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (I)	Value at January 31, 2015
ASSETS
Investments
Preferred Stock	$—	$4,192,305	$—	$4,192,305
Common Stocks
Australia	—	27,002,104	—	27,002,104
Austria	—	8,792,444	—	8,792,444
Brazil	2,097,577	—	—	2,097,577
China	432,955	6,135,239	—	6,568,194
Denmark	—	12,146,110	0	12,146,110
Finland	—	1,227,880	—	1,227,880
France	—	40,088,122	—	40,088,122
Germany	—	41,794,003	—	41,794,003
Hong Kong	—	21,325,902	—	21,325,902
Indonesia	—	4,462,741	—	4,462,741
Ireland	—	44,792,969	—	44,792,969
Italy	—	46,114,756	—	46,114,756
Japan	—	149,804,891	—	149,804,891
Korea, Republic of	—	10,119,548	—	10,119,548
Luxembourg	—	19,593,691	—	19,593,691
Malaysia	—	3,925,089	—	3,925,089
Netherlands	—	11,747,686	—	11,747,686
New Zealand	—	3,701,101	—	3,701,101
Norway	—	11,478,796	—	11,478,796
Singapore	—	13,432,679	—	13,432,679
South Africa	—	3,024,804	—	3,024,804
Spain	—	7,321,921	—	7,321,921
Sweden	—	11,465,523	—	11,465,523
Switzerland	—	34,901,815	—	34,901,815
Taiwan	—	25,459,485	—	25,459,485
Thailand	—	10,294,742	—	10,294,742
United Arab Emirates	—	1,500,138	—	1,500,138
United Kingdom	—	132,040,566	—	132,040,566
United States	—	1,860,986	—	1,860,986
Securities Lending Collateral	87,020,023	—	—	87,020,023
Repurchase Agreement	—	10,223,911	—	10,223,911

Total Investments	$89,550,555	$719,971,947	$0	$809,522,502

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1 (J)	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks	$—	$2,097,577	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at January 31, 2015.
(B)	Non-income producing security.
(C)

All or a portion of the security is on loan. The value of all securities on loan is $82,417,310. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Total aggregate value of illiquid securities is $69,187,757, representing 9.45% of the Fund’s net assets.
(E)

Fair valued as determined in good faith in accordance with procedures established by the board of trustees. Total aggregate fair value of securities is $0, representing less than 0.01% of the Fund’s net assets.

(F)

144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $989,306, representing 0.14% of the Fund’s net assets.

(G)

Aggregate cost for federal income tax purposes is $798,897,392. Aggregate gross unrealized appreciation and depreciation for all securities is $90,916,008 and $80,290,898, respectively. Net unrealized appreciation for tax purposes is $10,625,110.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)	The Fund recognizes transfers between Levels at the end of the reporting period. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Level 3 securities were not considered significant to the Fund.
(J)	Transferred from Level 2 to 1 due to utilizing quoted market prices in active markets, which were not available on October 31, 2014.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust; includes domestic REITs and Foreign REITs

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.9%
Germany - 0.9%
Sartorius AG
0.96% (A)	55,550	$ 7,121,136

Total Preferred Stock (Cost $6,132,742)		7,121,136

COMMON STOCKS - 95.2%
Australia - 3.0%
APA Group (B)	1,190,900	7,507,149
Bentham IMF, Ltd. (B)	2,381,900	3,976,561
FlexiGroup, Ltd. (B)	2,285,500	5,198,782
Senex Energy, Ltd. (B) (C)	11,711,500	2,500,328
STW Communications Group, Ltd. (B)	6,136,100	4,364,233

		23,547,053

Austria - 0.1%
Flughafen Wien AG (B)	13,131	1,141,241

Belgium - 1.8%
Barco NV (B)	101,300	6,519,659
D’ieteren SA (B)	222,400	7,181,320

		13,700,979

Canada - 0.7%
Essential Energy Services Trust (C)	1,225,500	1,263,402
Newalta Corp.	427,300	4,455,595

		5,718,997

Denmark - 1.6%
Bavarian Nordic A/S (C)	204,384	6,294,004
Schouw & Co.	124,900	5,796,480

		12,090,484

Finland - 2.2%
Kesko OYJ, Class B	176,100	6,435,115
Ramirent OYJ	687,981	5,680,415
Tieto OYJ (B)	216,500	5,320,333

		17,435,863

France - 2.4%
BioMerieux (B)	50,500	5,516,880
Societe BIC SA	68,700	9,768,093
Sopra Steria Group	42,800	3,332,811

		18,617,784

Georgia - 0.5%
Bank of Georgia Holdings PLC	117,500	3,587,136

Germany - 7.2%
Bertrandt AG	39,668	5,213,848
Gerresheimer AG	194,400	10,598,524
Patrizia Immobilien AG (C)	550,640	9,655,569
Rhoen Klinikum AG	222,350	5,890,823
SAF-Holland SA	845,500	12,485,906
Stroeer Media SE	293,280	8,536,398
Tom Tailor Holding AG (C)	284,500	3,493,093

		55,874,161

Guernsey, Channel Islands - 0.3%
Etalon Group, Ltd., GDR (D)	1,008,893	2,118,675

Hong Kong - 4.5%
AMVIG Holdings, Ltd.	4,136,000	2,021,067
Far East Consortium International, Ltd.	5,603,000	2,189,506

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
First Pacific Co., Ltd.	13,912,750	$ 14,117,894
Midland Holdings, Ltd. (C)	7,666,000	3,865,953
Newocean Energy Holdings, Ltd.	8,969,120	3,298,965
Pacific Textiles Holdings, Ltd.	4,210,000	5,808,508
Shun Tak Holdings, Ltd.	8,486,000	3,878,038

		35,179,931

Ireland - 1.2%
Smurfit Kappa Group PLC, Class B	396,411	9,745,883

Israel - 0.6%
Plus500, Ltd.	569,515	4,862,004

Italy - 5.3%
ASTM SpA	604,200	7,582,893
Danieli & C Officine Meccaniche SpA, Class B	447,600	7,340,162
Davide Campari-Milano SpA (B)	1,128,800	7,651,502
Pirelli & C. SpA	620,200	8,793,730
Prysmian SpA	527,600	9,759,832

		41,128,119

Japan - 28.8%
Air Water, Inc.	579,500	9,971,026
Avex Group Holdings, Inc. (B)	725,500	12,234,361
Chugoku Marine Paints, Ltd.	867,000	7,631,651
Daiichikosho Co., Ltd.	202,100	5,852,740
Denki Kagaku Kogyo KK	4,068,700	16,031,147
Dynam Japan Holdings Co., Ltd.	3,501,700	6,909,249
Electric Power Development Co., Ltd. (B)	184,500	6,721,175
Hikari Tsushin, Inc.	188,000	10,802,788
HIS Co., Ltd.	282,100	9,673,053
Hoshizaki Electric Co., Ltd.	210,800	10,687,199
kabu.com Securities Co., Ltd.	981,000	5,307,832
Kaken Pharmaceutical Co., Ltd.	495,400	10,541,444
Kintetsu World Express, Inc.	341,500	14,541,772
Miraca Holdings, Inc. (B)	166,400	7,452,521
Nakanishi, Inc.	228,800	8,376,380
Nitori Holdings Co., Ltd.	170,200	9,623,021
Rohto Pharmaceutical Co., Ltd.	696,900	9,360,352
Ryohin Keikaku Co., Ltd.	65,100	7,211,627
Sanwa Holdings Corp.	1,518,200	10,498,590
SKY Perfect JSAT Holdings, Inc.	2,221,100	13,450,704
Sogo Medical Co., Ltd.	119,500	5,757,157
Toho Holdings Co., Ltd. (B)	322,500	4,491,811
Token Corp.	87,500	3,626,501
USS Co., Ltd.	599,000	9,397,437
Welcia Holdings Co., Ltd.	199,100	7,328,663

		223,480,201

Korea, Republic of - 0.5%
Eugene Technology Co., Ltd.	294,889	3,829,695

Mexico - 0.4%
Credito Real SAB de CV	1,731,778	3,487,933

Netherlands - 7.1%
BinckBank NV	917,700	7,538,045
Boskalis Westminster NV	240,800	10,645,411
Delta Lloyd NV	738,500	13,952,985
Koninklijke Ten Cate NV (B)	572,961	12,694,428
Nutreco NV	196,200	9,991,618

		54,822,487

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Norway - 0.3%
ABG Sundal Collier Holding ASA	3,521,800	$ 2,181,542

Philippines - 0.7%
Alliance Global Group, Inc.	9,382,400	5,302,672

Portugal - 1.1%
CTT-Correios de Portugal SA	784,600	8,255,353

Singapore - 1.8%
ARA Asset Management, Ltd.	4,750,300	5,955,787
CWT, Ltd.	6,661,200	8,271,622

		14,227,409

Sweden - 0.9%
Dios Fastigheter AB (B)	980,954	7,368,310

Switzerland - 3.5%
GAM Holding AG (C)	851,290	15,044,125
Gategroup Holding AG, Class A (C)	271,700	7,541,013
Swissquote Group Holding SA	169,976	4,424,198

		27,009,336

United Arab Emirates - 0.7%
Dragon Oil PLC	670,000	5,602,504

United Kingdom - 17.4%
Berendsen PLC	275,751	4,614,804
Cineworld Group PLC	1,618,569	10,316,718
IG Group Holdings PLC	1,343,600	14,578,803
Inchcape PLC	1,106,400	11,557,349
Inmarsat PLC	718,800	9,006,770
Intermediate Capital Group PLC	548,300	4,062,666
International Personal Finance PLC	1,329,800	8,680,418
Ithaca Energy, Inc. (C)	4,466,500	4,253,140
Lancashire Holdings, Ltd. (B)	1,284,100	11,775,687
Northgate PLC	1,977,706	18,384,136
Rexam PLC	2,206,048	14,097,250
Stock Spirits Group PLC	2,057,300	6,130,622
UBM PLC	2,198,560	17,457,905

		134,916,268

United States - 0.6%
Eros International PLC (C)	255,478	4,792,767

Total Common Stocks (Cost $769,611,022)		740,024,787

SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (A)	17,529,545	17,529,545

Total Securities Lending Collateral (Cost $17,529,545)		17,529,545

Principal	Value
REPURCHASE AGREEMENT - 3.4%

State Street Bank & Trust Co.
0.01% (A), dated 01/30/2015, to be repurchased at $26,650,988 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $27,186,221.

$ 26,650,965	$ 26,650,965

Total Repurchase Agreement (Cost $26,650,965)	26,650,965

Total Investments (Cost $819,924,274) (E)	791,326,433
Net Other Assets (Liabilities) - (1.8)%	(14,162,163)

Net Assets - 100.0%	$ 777,164,270

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Media	9.7%	$77,005,826
Chemicals	5.9	46,328,252
Capital Markets	5.6	44,514,195
Diversified Financial Services	4.7	37,535,262
Specialty Retail	4.2	33,316,339
Air Freight & Logistics	3.9	31,068,747
Commercial Services & Supplies	3.3	26,379,505
Containers & Packaging	3.3	25,864,200
Insurance	3.3	25,728,672
Real Estate Management & Development	3.2	25,198,013
Auto Components	2.7	21,279,636
Health Care Equipment & Supplies	2.7	21,014,396
Pharmaceuticals	2.5	19,901,796
Food & Staples Retailing	2.5	19,520,935
Distributors	2.4	18,738,669
Road & Rail	2.3	18,384,136
Machinery	2.3	18,027,361
Health Care Providers & Services	2.3	17,835,155
Consumer Finance	2.2	17,367,133
Hotels, Restaurants & Leisure	2.1	16,582,302
Food Products	2.0	15,788,098
Oil, Gas & Consumable Fuels	2.0	15,654,937
Beverages	1.7	13,782,124
Construction & Engineering	1.3	10,645,411
Life Sciences Tools & Services	1.3	10,598,524
Building Products	1.3	10,498,590
Electrical Equipment	1.2	9,759,832
Industrial Conglomerates	1.2	9,180,710
Diversified Telecommunication Services	1.1	9,006,770
Transportation Infrastructure	1.1	8,724,134
IT Services	1.1	8,653,144
Gas Utilities	0.9	7,507,149
Multiline Retail	0.9	7,211,627
Independent Power and Renewable Electricity Producers	0.8	6,721,175
Electronic Equipment, Instruments & Components	0.8	6,519,659
Biotechnology	0.8	6,294,004
Textiles, Apparel & Luxury Goods	0.7	5,808,508
Trading Companies & Distributors	0.7	5,680,415
Professional Services	0.7	5,213,848
Semiconductors & Semiconductor Equipment	0.5	3,829,695
Household Durables	0.5	3,626,501
Banks	0.5	3,587,136
Energy Equipment & Services	0.2	1,263,402

Investments, at Value	94.4	747,145,923
Short-Term Investments	5.6	44,180,510

Total Investments	100.0%	$791,326,433

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Preferred Stock	$—	$7,121,136	$—	$7,121,136
Common Stocks	20,371,512	719,653,275	—	740,024,787
Securities Lending Collateral	17,529,545	—	—	17,529,545
Repurchase Agreement	—	26,650,965	—	26,650,965

Total Investments	$37,901,057	$753,425,376	$—	$791,326,433

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at January 31, 2015.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $16,617,846. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(E)	Aggregate cost for federal income tax purposes is $819,924,274. Aggregate gross unrealized appreciation and depreciation for all securities is $54,504,324 and $83,102,165, respectively. Net unrealized depreciation for tax purposes is $28,597,841.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Aerospace & Defense - 2.2%
Exelis, Inc.	2,328,667	$ 39,843,492

Automobiles - 2.4%
General Motors Co.	1,300,688	42,428,443

Banks - 1.5%
Great Western Bancorp, Inc. (A)	1,336,093	26,989,079

Beverages - 1.6%
Cott Corp. (B)	3,663,042	27,839,119

Biotechnology - 1.2%
Gilead Sciences, Inc. (A)	198,985	20,859,598

Chemicals - 2.8%
Dow Chemical Co.	319,970	14,449,845
E.I. du Pont de Nemours & Co.	490,971	34,962,045

		49,411,890

Consumer Finance - 1.2%
Discover Financial Services	399,840	21,743,299

Diversified Financial Services - 9.6%
Citigroup, Inc.	1,854,202	87,054,784
JPMorgan Chase & Co.	1,519,729	82,642,863

		169,697,647

Diversified Telecommunication Services - 2.4%
Verizon Communications, Inc.	925,129	42,287,647

Electrical Equipment - 4.4%
Eaton Corp. PLC	1,234,633	77,892,996

Food & Staples Retailing - 2.9%
Wal-Mart Stores, Inc.	611,804	51,991,104

Food Products - 6.1%
ConAgra Foods, Inc.	628,523	22,268,570
Pinnacle Foods, Inc.	2,384,452	85,768,738

		108,037,308

Health Care Equipment & Supplies - 2.9%
Medtronic PLC	733,311	52,358,405

Hotels, Restaurants & Leisure - 1.1%
McDonald’s Corp.	203,300	18,793,052

Independent Power and Renewable Electricity Producers - 1.9%
AES Corp.	2,721,855	33,261,068

Industrial Conglomerates - 7.5%
General Electric Co.	4,009,251	95,781,006
Koninklijke Philips NV	1,373,900	37,905,901

		133,686,907

Insurance - 10.8%
ACE, Ltd.	387,250	41,807,510
Allstate Corp.	1,184,074	82,636,524
MetLife, Inc.	1,447,754	67,320,561

		191,764,595

IT Services - 1.0%
International Business Machines Corp.	116,155	17,807,723

	Shares	Value
COMMON STOCKS (continued)
Leisure Products - 0.3%
Mattel, Inc.	199,917	$ 5,377,767

Life Sciences Tools & Services - 4.2%
Bio-Rad Laboratories, Inc., Class A (A)	323,934	37,080,725
VWR Corp. (A)	1,548,818	37,419,443

		74,500,168

Media - 1.5%
Tribune Media Co., Class A (A)	443,140	26,096,515

Metals & Mining - 0.5%
Cliffs Natural Resources, Inc. (C)	1,523,540	9,781,127

Oil, Gas & Consumable Fuels - 6.2%
Occidental Petroleum Corp.	992,864	79,429,120
Williams Cos., Inc.	681,445	29,888,178

		109,317,298

Pharmaceuticals - 9.4%
Actavis PLC (A) (C)	196,033	52,250,636
Pfizer, Inc.	3,676,468	114,889,625

		167,140,261

Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc., Class A	2,042,755	46,656,524

Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	325,282	38,110,039
EMC Corp.	3,114,842	80,767,853

		118,877,892

Thrifts & Mortgage Finance - 1.1%
Essent Group, Ltd. (A)	816,301	19,093,280

Total Common Stocks (Cost $1,568,849,239)		1,703,534,204

SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (D)	15,418,140	15,418,140

Total Securities Lending Collateral (Cost $15,418,140)		15,418,140

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
State Street Bank & Trust Co. 0.01% (D), dated 01/30/2015, to be repurchased at $60,903,518 on 02/02/2015. Collateralized by U.S. Government Agency Obligations, 2.75% - 3.50%, due 11/15/2028 - 08/15/2029, and with a total value of $62,122,028.	$ 60,903,467	60,903,467

Total Repurchase Agreement (Cost $60,903,467)		60,903,467

Total Investments (Cost $1,645,170,846) (E)		1,779,855,811
Net Other Assets (Liabilities) - (0.3)%		(5,038,731)

Net Assets - 100.0%		$ 1,774,817,080

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Common Stocks	$1,703,534,204	$—	$—	$1,703,534,204
Securities Lending Collateral	15,418,140	—	—	15,418,140
Repurchase Agreement	—	60,903,467	—	60,903,467

Total Investments	$1,718,952,344	$60,903,467	$—	$1,779,855,811

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Total aggregate value of illiquid securities is $27,839,119, representing 1.57% of the Fund’s net assets.
(C)	All or a portion of the security is on loan. The value of all securities on loan is $14,815,273. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at January 31, 2015.
(E)	Aggregate cost for federal income tax purposes is $1,645,170,846. Aggregate gross unrealized appreciation and depreciation for all securities is $181,057,465 and $46,372,500, respectively. Net unrealized appreciation for tax purposes is $134,684,965.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 108.4%
Aerospace & Defense - 4.1%
Honeywell International, Inc. (A)	28,040	$ 2,741,190
Precision Castparts Corp.	1,030	206,103
United Technologies Corp. (A)	30,420	3,491,608

		6,438,901

Airlines - 2.1%
Delta Air Lines, Inc. (A)	33,920	1,604,755
United Continental Holdings, Inc. (A) (B)	24,200	1,678,754

		3,283,509

Auto Components - 0.3%
Delphi Automotive PLC, Class A	5,790	397,947

Automobiles - 0.5%
General Motors Co. (A)	25,940	846,163

Banks - 1.7%
BB&T Corp.	8,480	299,259
East-West Bancorp, Inc.	4,810	174,026
KeyCorp (A)	47,630	618,713
SVB Financial Group (B)	1,790	202,091
Wells Fargo & Co. (A)	27,840	1,445,453

		2,739,542

Beverages - 3.9%
Constellation Brands, Inc., Class A (A) (B)	28,957	3,198,301
Dr. Pepper Snapple Group, Inc. (A)	25,617	1,979,426
Molson Coors Brewing Co., Class B (A)	7,535	572,132
PepsiCo, Inc.	3,710	347,924

		6,097,783

Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (A) (B)	7,440	1,363,306
Biogen Idec, Inc. (A) (B)	8,740	3,401,258
Celgene Corp. (A) (B)	9,360	1,115,338

		5,879,902

Capital Markets - 4.5%
Bank of New York Mellon Corp. (A)	17,890	644,040
Charles Schwab Corp. (A)	22,590	586,888
Goldman Sachs Group, Inc.	2,690	463,783
Invesco, Ltd. (A)	39,700	1,458,181
Legg Mason, Inc.	14,450	801,108
Morgan Stanley (A)	69,960	2,365,348
State Street Corp. (A)	10,200	729,402

		7,048,750

Chemicals - 3.3%
Albemarle Corp.	4,750	229,235
Ashland, Inc.	2,990	354,375
Axiall Corp. (A)	15,900	703,575
Dow Chemical Co. (A)	15,630	705,851
E.I. du Pont de Nemours & Co. (A)	22,780	1,622,164
Mosaic Co. (A)	31,860	1,551,263

		5,166,463

Communications Equipment - 1.0%
QUALCOMM, Inc. (A)	24,588	1,535,766

Construction & Engineering - 1.4%
Fluor Corp. (A)	40,050	2,146,280

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 0.6%
Ally Financial, Inc. (A) (B)	16,940	$ 316,947
Capital One Financial Corp. (A)	6,090	445,849
Santander Consumer USA Holdings, Inc.	12,490	222,947

		985,743

Containers & Packaging - 0.8%
Crown Holdings, Inc. (A) (B)	16,280	721,367
Sealed Air Corp., Class A	11,690	473,445

		1,194,812

Diversified Financial Services - 1.8%
Bank of America Corp. (A)	100,480	1,522,272
Citigroup, Inc. (A)	18,159	852,565
Voya Financial, Inc.	13,830	539,508

		2,914,345

Electric Utilities - 3.0%
Edison International (A)	43,240	2,946,806
Exelon Corp. (A)	15,540	560,062
NextEra Energy, Inc. (A)	11,550	1,261,722

		4,768,590

Electrical Equipment - 1.2%
Eaton Corp. PLC (A)	25,680	1,620,151
Emerson Electric Co.	4,870	277,298

		1,897,449

Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	14,300	829,257
Halliburton Co.	10,540	421,495
Schlumberger, Ltd. (A)	9,160	754,692
Weatherford International PLC (A) (B)	22,600	233,458

		2,238,902

Food & Staples Retailing - 0.8%
Costco Wholesale Corp. (A)	7,010	1,002,360
Kroger Co.	3,490	240,984

		1,243,344

Food Products - 1.2%
Archer-Daniels-Midland Co.	7,790	363,247
Diamond Foods, Inc. (B)	422	10,373
Hershey Co.	2,500	255,525
Kellogg Co. (A)	5,740	376,429
Mondelez International, Inc., Class A (A)	27,320	962,757

		1,968,331

Gas Utilities - 0.3%
Questar Corp.	18,500	480,075

Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (A) (B)	159,700	2,365,157
Halyard Health, Inc. (B)	1,116	49,740

		2,414,897

Health Care Providers & Services - 4.1%
Aetna, Inc. (A)	11,030	1,012,775
Cigna Corp. (A)	7,430	793,747
Humana, Inc., Class A (A)	12,830	1,878,825

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
McKesson Corp. (A)	8,380	$ 1,782,007
UnitedHealth Group, Inc. (A)	9,720	1,032,750

		6,500,104

Health Care Technology - 0.1%
Cerner Corp. (B)	2,460	163,221

Hotels, Restaurants & Leisure - 2.9%
Carnival Corp. (A)	36,480	1,603,661
Royal Caribbean Cruises, Ltd., Class A (A)	28,460	2,150,153
Starbucks Corp. (A)	10,160	889,305

		4,643,119

Household Durables - 1.9%
D.R. Horton, Inc.	6,090	149,327
Harman International Industries, Inc. (A)	13,780	1,786,301
PulteGroup, Inc. (A)	53,350	1,098,477

		3,034,105

Insurance - 6.7%
ACE, Ltd. (A)	36,770	3,969,689
American International Group, Inc. (A)	38,020	1,858,037
Everest RE Group, Ltd.	4,650	796,917
Lincoln National Corp.	20,000	999,600
MetLife, Inc. (A)	38,010	1,767,465
XL Group PLC, Class A (A)	35,750	1,233,018

		10,624,726

Internet & Catalog Retail - 0.5%
Expedia, Inc. (A)	6,280	539,641
Priceline Group, Inc. (B)	180	181,706

		721,347

Internet Software & Services - 4.3%
Facebook, Inc., Class A (A) (B)	32,690	2,481,498
Google, Inc., Class A (A) (B)	2,990	1,607,275
Google, Inc., Class C (A) (B)	4,920	2,629,838

		6,718,611

IT Services - 3.9%
Accenture PLC, Class A (A)	26,040	2,188,141
Alliance Data Systems Corp. (A) (B)	4,910	1,418,155
Cognizant Technology Solutions Corp., Class A (A) (B)	35,860	1,941,102
Fidelity National Information Services, Inc.	9,590	598,704

		6,146,102

Machinery - 2.4%
Cummins, Inc.	10,590	1,476,882
Ingersoll-Rand PLC	6,670	442,888
PACCAR, Inc.	8,920	536,181
Parker-Hannifin Corp. (A)	4,590	534,551
SPX Corp. (A)	10,470	874,978

		3,865,480

Media - 6.2%
CBS Corp., Class B	10,140	555,773
Charter Communications, Inc., Class A (B)	2,740	414,055
Comcast Corp., Class A	8,710	462,893
DISH Network Corp., Class A (A) (B)	17,220	1,211,427
Time Warner Cable, Inc.	1,800	245,034
Time Warner, Inc. (A)	56,500	4,403,045

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Twenty-First Century Fox, Inc., Class B (A)	40,260	$ 1,282,281
Walt Disney Co.	12,760	1,160,650

		9,735,158

Metals & Mining - 1.9%
Alcoa, Inc. (A)	122,950	1,924,168
Cliffs Natural Resources, Inc. (A)	56,420	362,216
U.S. Steel Corp. (A)	30,360	741,998

		3,028,382

Multi-Utilities - 2.3%
CMS Energy Corp. (A)	22,710	856,848
NiSource, Inc., Class B	7,320	316,663
PG&E Corp. (A)	42,330	2,489,428

		3,662,939

Multiline Retail - 1.1%
Dollar General Corp. (A) (B)	14,100	945,546
Dollar Tree, Inc. (A) (B)	11,620	826,182

		1,771,728

Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp., Class A	9,990	816,683
California Resources Corp. (B)	3,486	17,848
EOG Resources, Inc.	5,500	489,665
EQT Corp.	3,530	262,773
Occidental Petroleum Corp. (A)	8,700	696,000
Pioneer Natural Resources Co. (A)	4,335	652,548
TransCanada Corp.	12,680	564,006

		3,499,523

Personal Products - 0.4%
Estee Lauder Cos., Inc., Class A	9,700	684,723

Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co. (A)	17,154	1,033,872
Johnson & Johnson (A)	18,410	1,843,577

		2,877,449

Real Estate Investment Trusts - 5.4%
AvalonBay Communities, Inc. (A)	8,680	1,501,553
Boston Properties, Inc. (A)	6,520	904,976
Brixmor Property Group, Inc. (A)	25,740	697,554
Corporate Office Properties Trust	4,000	120,000
DiamondRock Hospitality Co. (A)	39,380	572,191
Equity One, Inc. (A)	22,380	609,631
General Growth Properties, Inc.	10,600	319,908
Liberty Property Trust, Series C (A)	16,290	656,487
Mid-America Apartment Communities, Inc. (A)	9,920	786,855
Parkway Properties, Inc. (A)	20,830	381,189
Prologis, Inc., Class A (A)	18,210	822,000
Regency Centers Corp.	7,390	506,658
Sunstone Hotel Investors, Inc. (A)	34,228	583,587

		8,462,589

Road & Rail - 4.5%
Canadian Pacific Railway, Ltd. (A)	11,490	2,006,958
CSX Corp. (A)	21,310	709,623
Union Pacific Corp. (A)	37,680	4,416,473

		7,133,054

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 7.7%
Applied Materials, Inc., Class A (A)	30,570	$ 698,219
Avago Technologies, Ltd., Class A (A)	35,130	3,614,174
Broadcom Corp., Class A (A)	53,210	2,257,966
Freescale Semiconductor, Ltd. (A) (B)	27,310	876,378
KLA-Tencor Corp. (A)	28,350	1,742,675
LAM Research Corp. (A)	31,360	2,397,158
Microchip Technology, Inc.	6,500	293,150
Xilinx, Inc.	7,640	294,713

		12,174,433

Software - 3.0%
Adobe Systems, Inc. (A) (B)	32,650	2,289,744
Microsoft Corp. (A)	37,120	1,499,648
VMware, Inc., Class A (B)	6,040	465,684
Workday, Inc., Class A (B)	6,030	479,144

		4,734,220

Specialty Retail - 5.3%
AutoZone, Inc. (B)	1,440	859,622
Best Buy Co., Inc. (A)	21,480	756,096
Home Depot, Inc. (A)	10,100	1,054,642
Lowe’s Cos., Inc. (A)	55,190	3,739,674
TJX Cos., Inc. (A)	29,740	1,961,056

		8,371,090

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	2,060	241,349
Western Digital Corp.	1,590	154,596

		395,945

Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp., Class A (A)	3,360	560,750

Total Common Stocks (Cost $149,881,254)		171,196,292

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (C)
State Street Bank & Trust Co. 0.01% (D), dated 01/30/2015, to be repurchased at $32,362 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 03/20/2028, and with a value of $34,210.	$ 32,362	32,362

Total Repurchase Agreement (Cost $32,362)		32,362

Total Investments (Cost $149,913,616) (E)		171,228,654
Net Other Assets (Liabilities) - (8.4)%		(13,255,216)

Net Assets - 100.0%		$ 157,973,438

	Shares	Value
SECURITIES SOLD SHORT - (77.5)%
COMMON STOCKS - (77.5)%
Aerospace & Defense - (4.0)%
Boeing Co.	(16,715)	$ (2,429,859)
Lockheed Martin Corp.	(13,940)	(2,625,878)
Raytheon Co.	(12,600)	(1,260,630)

		(6,316,367)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Air Freight & Logistics - (0.8)%
CH Robinson Worldwide, Inc.	(5,300)	$ (377,466)
United Parcel Service, Inc., Class B	(9,200)	(909,328)

		(1,286,794)

Auto Components - (1.3)%
Autoliv, Inc.	(10,660)	(1,130,600)
BorgWarner, Inc.	(16,350)	(883,063)

		(2,013,663)

Banks - (3.0)%
Associated Banc-Corp.	(13,990)	(235,172)
BancorpSouth, Inc.	(21,090)	(418,636)
Bank of Hawaii Corp.	(13,819)	(780,221)
Citizens Financial Group, Inc.	(13,390)	(320,021)
M&T Bank Corp.	(2,540)	(287,426)
Signature Bank (B)	(6,190)	(725,035)
Synovus Financial Corp.	(13,020)	(335,525)
UMB Financial Corp.	(12,900)	(625,908)
US Bancorp	(15,870)	(665,112)
Valley National Bancorp	(40,387)	(366,714)

		(4,759,770)

Beverages - (1.1)%
Brown-Forman Corp., Class B	(11,330)	(1,006,897)
Coca-Cola Co.	(18,110)	(745,589)

		(1,752,486)

Biotechnology - (0.3)%
Amgen, Inc.	(2,695)	(410,341)

Capital Markets - (1.2)%
BlackRock, Inc.	(990)	(337,105)
Federated Investors, Inc., Class B	(6,920)	(218,741)
Franklin Resources, Inc.	(10,810)	(557,039)
Northern Trust Corp.	(2,560)	(167,373)
T. Rowe Price Group, Inc.	(8,580)	(675,418)
Teton Advisors, Inc., Class B (B) (F)	(3)	0

		(1,955,676)

Chemicals - (3.8)%
Air Products & Chemicals, Inc.	(1,495)	(217,687)
Airgas, Inc.	(1,310)	(147,558)
Cabot Corp.	(11,620)	(492,804)
Celanese Corp., Series A	(6,860)	(368,794)
Eastman Chemical Co.	(10,710)	(759,232)
Ecolab, Inc.	(7,260)	(753,370)
LyondellBasell Industries NV, Class A	(7,110)	(562,330)
OM Group, Inc.	(12,520)	(350,560)
Praxair, Inc.	(18,955)	(2,285,784)

		(5,938,119)

Commercial Services & Supplies - (0.3)%
ADT Corp.	(12,700)	(436,880)

Communications Equipment - (0.8)%
Cisco Systems, Inc.	(28,610)	(754,302)
Juniper Networks, Inc.	(21,390)	(486,195)

		(1,240,497)

Consumer Finance - (0.3)%
American Express Co.	(6,330)	(510,768)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Containers & Packaging - (0.5)%
AptarGroup, Inc.	(5,980)	$ (377,398)
Bemis Co., Inc.	(8,920)	(395,156)

		(772,554)

Diversified Telecommunication Services - (0.7)%
AT&T, Inc.	(33,130)	(1,090,640)

Electric Utilities - (3.1)%
Duke Energy Corp.	(16,000)	(1,394,240)
Entergy Corp., Class B	(5,140)	(449,801)
Northeast Utilities	(13,300)	(739,214)
Southern Co.	(45,880)	(2,327,034)

		(4,910,289)

Electrical Equipment - (0.7)%
Rockwell Automation, Inc., Class B	(10,360)	(1,128,411)

Energy Equipment & Services - (0.4)%
FMC Technologies, Inc. (B)	(2,670)	(100,071)
Tenaris SA, ADR	(18,040)	(509,450)

		(609,521)

Food & Staples Retailing - (1.7)%
Sysco Corp.	(27,460)	(1,075,608)
Wal-Mart Stores, Inc.	(2,910)	(247,292)
Walgreens Boots Alliance, Inc.	(3,120)	(230,100)
Whole Foods Market, Inc.	(20,770)	(1,082,013)

		(2,635,013)

Food Products - (2.0)%
General Mills, Inc.	(11,690)	(613,491)
Hershey Co.	(2,234)	(228,337)
Kraft Foods Group, Inc.	(13,790)	(901,039)
Mead Johnson Nutrition Co., Class A	(14,770)	(1,454,697)

		(3,197,564)

Gas Utilities - (0.1)%
National Fuel Gas Co.	(2,510)	(159,209)

Health Care Equipment & Supplies - (2.0)%
Baxter International, Inc.	(14,210)	(999,105)
CR Bard, Inc.	(665)	(113,735)
Medtronic PLC	(16,080)	(1,148,112)
Varian Medical Systems, Inc. (B)	(8,870)	(821,007)

		(3,081,959)

Health Care Providers & Services - (1.4)%
AmerisourceBergen Corp., Class A	(8,920)	(847,846)
Cardinal Health, Inc.	(10,800)	(898,452)
Premier, Inc., Class A (B)	(13,490)	(438,425)

		(2,184,723)

Health Care Technology - (0.4)%
Medidata Solutions, Inc. (B)	(3,630)	(156,054)
Quality Systems, Inc.	(26,920)	(438,527)

		(594,581)

Hotels, Restaurants & Leisure - (1.9)%
Chipotle Mexican Grill, Inc., Class A (B)	(220)	(156,165)
Choice Hotels International, Inc.	(3,380)	(194,181)
Hilton Worldwide Holdings, Inc. (B)	(34,240)	(889,213)
Marriott International, Inc., Class A	(7,340)	(546,830)
McDonald’s Corp.	(10,330)	(954,905)
Starwood Hotels & Resorts Worldwide, Inc.	(4,280)	(308,031)

		(3,049,325)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Household Durables - (0.3)%
Jarden Corp. (B)	(10,760)	$ (516,695)

Household Products - (1.3)%
Church & Dwight Co., Inc.	(13,730)	(1,111,032)
Colgate-Palmolive Co.	(14,410)	(972,963)

		(2,083,995)

Industrial Conglomerates - (2.6)%
3M Co.	(13,450)	(2,182,935)
Danaher Corp.	(6,460)	(532,175)
General Electric Co.	(54,800)	(1,309,172)

		(4,024,282)

Insurance - (5.3)%
Allstate Corp.	(17,400)	(1,214,346)
Aon PLC	(7,420)	(668,171)
Arthur J Gallagher & Co.	(13,440)	(597,139)
Chubb Corp., Class A	(10,930)	(1,070,047)
Principal Financial Group, Inc.	(3,970)	(186,312)
Progressive Corp.	(57,600)	(1,494,720)
Torchmark Corp.	(21,485)	(1,075,754)
Travelers Cos., Inc.	(7,350)	(755,727)
WR Berkley Corp.	(25,170)	(1,233,079)

		(8,295,295)

Internet & Catalog Retail - (2.6)%
Amazon.com, Inc. (B)	(5,060)	(1,793,922)
Groupon, Inc., Class A (B)	(114,490)	(819,748)
Netflix, Inc. (B)	(3,550)	(1,568,390)

		(4,182,060)

Internet Software & Services - (0.7)%
AOL, Inc. (B)	(12,750)	(551,438)
eBay, Inc. (B)	(11,280)	(597,840)

		(1,149,278)

IT Services - (1.6)%
Automatic Data Processing, Inc.	(11,490)	(948,270)
MasterCard, Inc., Class A	(5,820)	(477,414)
Paychex, Inc.	(9,950)	(450,337)
Total System Services, Inc.	(11,540)	(408,170)
Vantiv, Inc., Class A (B)	(8,890)	(305,727)

		(2,589,918)

Leisure Products - (0.9)%
Hasbro, Inc.	(14,160)	(777,667)
Mattel, Inc.	(23,510)	(632,419)

		(1,410,086)

Machinery - (1.1)%
Caterpillar, Inc.	(4,570)	(365,463)
Deere & Co.	(4,260)	(362,909)
Illinois Tool Works, Inc., Class A	(10,295)	(958,362)

		(1,686,734)

Media - (3.5)%
AMC Networks, Inc., Class A (B)	(21,850)	(1,457,395)
Discovery Communications, Inc., Series A (B)	(13,500)	(391,297)
Interpublic Group of Cos., Inc.	(29,486)	(587,951)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Media (continued)
News Corp., Class B (B)	(31,840)	$ (459,770)
News Corp., Class A (B)	(19,700)	(293,333)
Omnicom Group, Inc.	(8,280)	(602,784)
Scripps Networks Interactive, Inc., Class A	(23,580)	(1,676,302)

		(5,468,832)

Metals & Mining - (0.9)%
Freeport-McMoRan, Inc.	(36,300)	(610,203)
Nucor Corp.	(19,240)	(839,826)

		(1,450,029)

Multi-Utilities - (1.0)%
Consolidated Edison, Inc.	(5,140)	(356,099)
SCANA Corp.	(9,510)	(606,453)
Wisconsin Energy Corp.	(10,515)	(586,422)

		(1,548,974)

Multiline Retail - (1.0)%
Kohl’s Corp.	(6,590)	(393,555)
Nordstrom, Inc.	(7,210)	(549,402)
Target Corp.	(9,010)	(663,226)

		(1,606,183)

Oil, Gas & Consumable Fuels - (2.6)%
ConocoPhillips	(5,770)	(363,395)
Exxon Mobil Corp.	(8,550)	(747,441)
Kinder Morgan, Inc.	(22,720)	(932,656)
Marathon Petroleum Corp.	(1,980)	(183,328)
Spectra Energy Corp.	(49,610)	(1,658,958)
Valero Energy Corp.	(3,430)	(181,379)

		(4,067,157)

Paper & Forest Products - (0.1)%
International Paper Co.	(4,190)	(220,645)

Pharmaceuticals - (2.6)%
Eli Lilly & Co.	(27,350)	(1,969,200)
Pfizer, Inc.	(55,750)	(1,742,187)
Zoetis, Inc.	(10,990)	(469,603)

		(4,180,990)

Real Estate Investment Trusts - (5.1)%
Digital Realty Trust, Inc.	(2,450)	(178,703)
Equity Residential	(9,950)	(772,220)
Federal Realty Investment Trust	(3,340)	(480,192)
Health Care REIT, Inc.	(4,120)	(337,634)
Home Properties, Inc.	(11,100)	(782,550)
Hudson Pacific Properties, Inc.	(5,310)	(171,778)
Kimco Realty Corp.	(9,640)	(266,546)
Medical Properties Trust, Inc.	(74,290)	(1,141,837)
Pennsylvania Real Estate Investment Trust	(7,390)	(176,843)
Realty Income Corp.	(13,020)	(707,116)
SL Green Realty Corp.	(3,520)	(443,520)
Tanger Factory Outlet Centers, Inc.	(8,540)	(336,049)
UDR, Inc.	(22,070)	(734,048)
Ventas, Inc.	(13,870)	(1,106,965)
Washington Real Estate Investment Trust	(17,250)	(495,247)

		(8,131,248)

Road & Rail - (2.0)%
Canadian National Railway Co.	(11,760)	(775,925)
Heartland Express, Inc.	(42,780)	(1,099,018)
Knight Transportation, Inc.	(13,420)	(382,336)
Norfolk Southern Corp.	(1,410)	(143,777)
Werner Enterprises, Inc.	(25,530)	(728,371)

		(3,129,427)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - (6.1)%
Altera Corp.	(60,800)	$ (2,001,840)
Analog Devices, Inc., Class A	(9,230)	(480,929)
Intel Corp.	(68,780)	(2,272,491)
Linear Technology Corp.	(34,300)	(1,541,442)
Maxim Integrated Products, Inc., Class A	(40,850)	(1,351,727)
NVIDIA Corp.	(107,250)	(2,059,736)

		(9,708,165)

Software - (0.1)%
salesforce.com, Inc. (B)	(2,680)	(151,286)

Specialty Retail - (0.5)%
Bed Bath & Beyond, Inc. (B)	(6,720)	(502,454)
Dick’s Sporting Goods, Inc.	(6,190)	(319,714)

		(822,168)

Technology Hardware, Storage & Peripherals - (0.4)%
EMC Corp.	(11,300)	(293,009)
Seagate Technology PLC	(6,870)	(387,743)

		(680,752)

Textiles, Apparel & Luxury Goods - (1.8)%
Coach, Inc.	(23,590)	(877,312)
Michael Kors Holdings, Ltd. (B)	(2,570)	(181,930)
NIKE, Inc., Class B	(10,180)	(939,105)
Under Armour, Inc., Class A (B)	(11,250)	(810,900)

		(2,809,247)

Thrifts & Mortgage Finance - (0.4)%
People’s United Financial, Inc.	(41,980)	(590,659)

Tobacco - (0.4)%
Altria Group, Inc.	(11,250)	(597,375)

Trading Companies & Distributors - (0.6)%
Fastenal Co.	(22,500)	(999,000)

Water Utilities - (0.2)%
American Water Works Co, Inc.	(2,910)	(163,367)
Aqua America, Inc.	(7,690)	(208,015)

		(371,382)

Total Common Stocks (Proceeds $114,129,443)		(122,507,012)

Total Securities Sold Short (Proceeds $114,129,443)		$ (122,507,012)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (H)	Value at January 31, 2015
ASSETS
Investments
Common Stocks	$171,196,292	$—	$—	$171,196,292
Repurchase Agreement	—	32,362	—	32,362

Total Investments	$171,196,292	$32,362	$—	$171,228,654

LIABILITIES
Securities Sold Short
Common Stocks
Aerospace & Defense	(6,316,367)	—	—	(6,316,367)
Air Freight & Logistics	(1,286,794)	—	—	(1,286,794)
Auto Components	(2,013,663)	—	—	(2,013,663)
Banks	(4,759,770)	—	—	(4,759,770)
Beverages	(1,752,486)	—	—	(1,752,486)
Biotechnology	(410,341)	—	—	(410,341)
Capital Markets	(1,955,676)	—	0	(1,955,676)
Chemicals	(5,938,119)	—	—	(5,938,119)
Commercial Services & Supplies	(436,880)	—	—	(436,880)
Communications Equipment	(1,240,497)	—	—	(1,240,497)
Consumer Finance	(510,768)	—	—	(510,768)
Containers & Packaging	(772,554)	—	—	(772,554)
Diversified Telecommunication Services	(1,090,640)	—	—	(1,090,640)
Electric Utilities	(4,910,289)	—	—	(4,910,289)
Electrical Equipment	(1,128,411)	—	—	(1,128,411)
Energy Equipment & Services	(609,521)	—	—	(609,521)
Food & Staples Retailing	(2,635,013)	—	—	(2,635,013)
Food Products	(3,197,564)	—	—	(3,197,564)
Gas Utilities	(159,209)	—	—	(159,209)
Health Care Equipment & Supplies	(3,081,959)	—	—	(3,081,959)
Health Care Providers & Services	(2,184,723)	—	—	(2,184,723)
Health Care Technology	(594,581)	—	—	(594,581)
Hotels, Restaurants & Leisure	(3,049,325)	—	—	(3,049,325)
Household Durables	(516,695)	—	—	(516,695)
Household Products	(2,083,995)	—	—	(2,083,995)
IT Services	(2,589,918)	—	—	(2,589,918)
Industrial Conglomerates	(4,024,282)	—	—	(4,024,282)
Insurance	(8,295,295)	—	—	(8,295,295)
Internet & Catalog Retail	(4,182,060)	—	—	(4,182,060)
Internet Software & Services	(1,149,278)	—	—	(1,149,278)
Leisure Products	(1,410,086)	—	—	(1,410,086)
Machinery	(1,686,734)	—	—	(1,686,734)
Media	(5,468,832)	—	—	(5,468,832)
Metals & Mining	(1,450,029)	—	—	(1,450,029)
Multi-Utilities	(1,548,974)	—	—	(1,548,974)
Multiline Retail	(1,606,183)	—	—	(1,606,183)
Oil, Gas & Consumable Fuels	(4,067,157)	—	—	(4,067,157)
Paper & Forest Products	(220,645)	—	—	(220,645)
Pharmaceuticals	(4,180,990)	—	—	(4,180,990)
Real Estate Investment Trusts	(8,131,248)	—	—	(8,131,248)
Road & Rail	(3,129,427)	—	—	(3,129,427)
Semiconductors & Semiconductor Equipment	(9,708,165)	—	—	(9,708,165)
Software	(151,286)	—	—	(151,286)
Specialty Retail	(822,168)	—	—	(822,168)
Technology Hardware, Storage & Peripherals	(680,752)	—	—	(680,752)
Textiles, Apparel & Luxury Goods	(2,809,247)	—	—	(2,809,247)
Thrifts & Mortgage Finance	(590,659)	—	—	(590,659)
Tobacco	(597,375)	—	—	(597,375)
Trading Companies & Distributors	(999,000)	—	—	(999,000)
Water Utilities	(371,382)	—	—	(371,382)

Total Securities Sold Short	$(122,507,012)	$—	$0	$(122,507,012)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security has been segregated as collateral for open securities sold short transactions. Total value of securities segregated as collateral for open securities sold short transactions is $91,820,712.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at January 31, 2015.
(E)	Aggregate cost for federal income tax purposes is $149,913,616. Aggregate gross unrealized appreciation and depreciation for all securities is $23,836,351 and $2,521,313, respectively. Net unrealized appreciation for tax purposes is $21,315,038.
(F)	Fair valued as determined in good faith in accordance with procedures established by the board of trustees. Total aggregate fair value of securities is $0, representing less than 0.01% of the Fund’s net assets.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 64.3%
U.S. Treasury Bill
0.04%, 04/09/2015 (A)	$ 4,923,000	$ 4,922,653
0.05%, 02/05/2015 (A)	24,642,000	24,641,846
0.06%, 05/21/2015 (A)	243,735,000	243,686,042
0.07%, 05/28/2015 - 07/30/2015 (A)	66,591,000	66,568,720

Total Short-Term U.S. Government Obligations (Cost $339,819,261)		339,819,261

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 27.8%
BlackRock Liquidity Funds T-Fund Portfolio	14,620,773	14,620,773
Dreyfus Treasury Cash Management	58,669,987	58,669,987
UBS Select Treasury Preferred	73,472,673	73,472,673

Total Short-Term Investment Companies (Cost $146,763,433)		146,763,433

Total Investments (Cost $486,582,694) (B)		486,582,694
Net Other Assets (Liabilities) - 7.9%		41,955,586

Net Assets - 100.0%		$ 528,538,280

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (C) (D)

Total Return Swap Agreements – Payable (E)

Reference Entity	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Corn March Futures	03/13/2015	CITI	355,000	$99,773	$0	$99,773
Cotton No. 2 March Futures	03/09/2015	CITI	6,750,000	79,650	0	79,650
Heating Oil ULSD March Futures	02/27/2015	DUB	336,000	(11,290)	0	(11,290)
HG Copper March Futures	03/27/2015	CITI	1,625,000	813,312	0	813,312
Kansas Wheat March Futures	03/13/2015	CITI	280,000	39,883	0	39,883
Lean Hogs April Futures	04/17/2015	DUB	5,080,000	323,243	0	323,243
Platinum April Futures	04/28/2015	CITI	2,800	(112,137)	0	(112,137)
Silver March Futures	03/27/2015	BOA	15,000	(15,300)	0	(15,300)
Soybean March Futures	03/13/2015	CITI	920,000	73,253	0	73,253
Soybean Oil March Futures	03/13/2015	CITI	14,940,000	289,851	0	289,851
Swiss Market Index Futures	03/20/2015	BOA	350	(31,584)	0	(31,584)
Unleaded Gas RBOB March Futures	02/27/2015	DUB	1,302,000	(147,517)	0	(147,517)
Unleaded Gas RBOB March Futures	02/27/2015	BCLY	1,428,000	(164,506)	0	(164,506)
Wheat March Futures	03/13/2015	CITI	1,335,000	237,941	0	237,941
WTI Crude March Futures	02/20/2015	DUB	16,000	10,880	0	10,880
WTI Crude March Futures	02/20/2015	CITI	74,000	50,986	0	50,986

Total				$1,536,438	$0	$1,536,438

Total Return Swap Agreements – Receivable (E)

Reference Entity	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year Euro-Schatz Futures	03/06/2015	BOA	1,763,000	$298,581	$0	$298,581
2-Year U.S. Treasury Note Futures	03/31/2015	BOA	2,334,000	595,299	0	595,299
5-Year Euro-BOBL Futures	03/06/2015	BOA	509,000	689,595	0	689,595
5-Year U.S. Treasury Note Futures	03/31/2015	BOA	178,000	280,859	0	280,859
Gold April Futures	04/28/2015	BOA	10,400	1,170	0	1,170
Heng Seng Index Futures	02/26/2015	BOA	2,200	(121,476)	0	(121,476)
HSCEI China Index Futures	02/26/2015	BOA	1,800	(124,785)	0	(124,785)
London Cocoa March Futures	03/16/2015	CITI	420	6,071	0	6,071
MSCI Taiwan Index Futures	02/25/2015	BOA	14,100	(88,557)	0	(88,557)
OSE Japan 10-Year Bond Futures	03/11/2015	BOA	4,000,000	40,225	0	40,225
SGX CNX Nifty Index Futures	02/26/2015	BOA	438	(29,376)	0	(29,376)
Soybean Meal March Futures	03/13/2015	CITI	3,900	(87,157)	0	(87,157)
TAIFEX Futures	02/24/2015	BOA	6,400	42,508	0	42,508

Total				$1,502,957	$0	$1,502,957

FUTURES CONTRACTS: (F) (G)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
3-Month Aluminum	Short	(10)	02/03/2015	$49,063
3-Month Aluminum	Long	10	02/03/2015	(47,254)
3-Month Aluminum	Short	(5)	02/05/2015	21,738
3-Month Aluminum	Long	5	02/05/2015	(23,070)
3-Month Aluminum	Short	(1)	02/20/2015	4,790
3-Month Aluminum	Long	1	02/20/2015	(4,796)
3-Month Aluminum	Short	(2)	02/24/2015	9,348
3-Month Aluminum	Long	2	02/24/2015	(9,348)
3-Month Aluminum	Long	11	03/02/2015	(39,687)
3-Month Aluminum	Short	(11)	03/02/2015	40,859
3-Month Aluminum	Long	2	03/03/2015	(5,773)
3-Month Aluminum	Short	(2)	03/03/2015	5,891
3-Month Aluminum	Long	5	03/04/2015	(15,156)
3-Month Aluminum	Short	(5)	03/04/2015	15,151
3-Month Aluminum	Long	3	03/09/2015	(8,864)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FUTURES CONTRACTS (continued): (F) (G)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
3-Month Aluminum	Short	(3)	03/09/2015	$8,601
3-Month Aluminum	Long	2	03/12/2015	(4,277)
3-Month Aluminum	Short	(2)	03/12/2015	4,441
3-Month Aluminum	Long	6	03/16/2015	(9,302)
3-Month Aluminum	Short	(6)	03/16/2015	10,022
3-Month Aluminum	Long	4	03/17/2015	(3,946)
3-Month Aluminum	Short	(4)	03/17/2015	4,008
3-Month Aluminum	Long	1	03/18/2015	(1,531)
3-Month Aluminum	Short	(1)	03/18/2015	1,359
3-Month Aluminum	Long	26	04/07/2015	22,610
3-Month Aluminum	Short	(26)	04/07/2015	(24,313)
3-Month Aluminum	Long	2	04/08/2015	2,930
3-Month Aluminum	Short	(2)	04/08/2015	(2,882)
3-Month Aluminum	Long	4	04/09/2015	2,577
3-Month Aluminum	Short	(4)	04/09/2015	(2,634)
3-Month Aluminum	Long	2	04/13/2015	3,975
3-Month Aluminum	Short	(2)	04/13/2015	(2,879)
3-Month Aluminum	Long	1	04/14/2015	2,088
3-Month Aluminum	Short	(1)	04/14/2015	(2,449)
3-Month Aluminum	Long	1	04/15/2015	1,713
3-Month Aluminum	Short	(1)	04/15/2015	(1,572)
3-Month Aluminum	Long	4	04/16/2015	5,388
3-Month Aluminum	Short	(4)	04/16/2015	(6,792)
3-Month Aluminum	Long	9	04/22/2015	(2,023)
3-Month Aluminum	Short	(9)	04/22/2015	2,716
3-Month Aluminum	Long	8	04/29/2015	4,932
3-Month Aluminum	Short	(8)	04/29/2015	(6,274)
3-Month Aluminum	Long	1	04/30/2015	905
3-Month Aluminum	Short	(1)	04/30/2015	(875)
3-Month Canadian Bankers’ Acceptance	Long	3	06/15/2015	38
3-Month Canadian Bankers’ Acceptance	Long	82	09/14/2015	41,342
3-Month Copper	Short	(1)	02/10/2015	29,213
3-Month Copper	Long	1	02/10/2015	(29,382)
3-Month Copper	Long	4	03/02/2015	(76,217)
3-Month Copper	Short	(4)	03/02/2015	74,854
3-Month Copper	Long	2	03/03/2015	(42,642)
3-Month Copper	Short	(2)	03/03/2015	42,532
3-Month Copper	Long	7	03/04/2015	(156,888)
3-Month Copper	Short	(7)	03/04/2015	156,215
3-Month Copper	Long	3	03/11/2015	(67,862)
3-Month Copper	Short	(3)	03/11/2015	67,774
3-Month Copper	Long	2	03/12/2015	(46,275)
3-Month Copper	Short	(2)	03/12/2015	46,733
3-Month Copper	Long	5	03/16/2015	(103,781)
3-Month Copper	Short	(5)	03/16/2015	103,545
3-Month Copper	Long	3	03/17/2015	(59,072)
3-Month Copper	Short	(3)	03/17/2015	60,208
3-Month Copper	Short	(2)	03/18/2015	41,492
3-Month Copper	Long	2	03/19/2015	(42,575)
3-Month Copper	Long	7	04/07/2015	(109,130)
3-Month Copper	Short	(7)	04/07/2015	107,767
3-Month Copper	Long	12	04/08/2015	(183,249)
3-Month Copper	Short	(12)	04/08/2015	189,741
3-Month Copper	Long	10	04/09/2015	(146,625)
3-Month Copper	Short	(10)	04/09/2015	153,703
3-Month Copper	Long	7	04/13/2015	(59,995)
3-Month Copper	Short	(7)	04/13/2015	75,841
3-Month Copper	Long	1	04/23/2015	(3,180)
3-Month Copper	Short	(1)	04/23/2015	3,583
3-Month EURIBOR	Long	170	06/15/2015	(14,066)
3-Month EURIBOR	Long	218	09/14/2015	(12,111)
3-Month EURIBOR	Long	285	12/14/2015	5,164

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FUTURES CONTRACTS (continued): (F) (G)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
3-Month EURIBOR	Long	360	03/14/2016	$34,123
3-Month EURIBOR	Long	429	06/13/2016	88,888
3-Month EURIBOR	Long	487	09/19/2016	92,556
3-Month EURIBOR	Long	478	12/19/2016	78,967
3-Month Euroswiss	Long	10	06/15/2015	5,948
3-Month Euroswiss	Long	10	09/14/2015	9,698
3-Month Euroswiss	Long	11	12/14/2015	857
3-Month Nickel	Long	3	04/07/2015	2,770
3-Month Nickel	Short	(3)	04/07/2015	(2,895)
3-Month Sterling	Long	526	06/17/2015	237,926
3-Month Sterling	Long	610	09/16/2015	356,143
3-Month Sterling	Long	632	12/16/2015	429,078
3-Month Sterling	Long	629	03/16/2016	497,592
3-Month Sterling	Long	574	06/15/2016	541,661
3-Month Sterling	Long	531	09/21/2016	565,947
3-Month Zinc	Short	(7)	02/06/2015	21,159
3-Month Zinc	Long	7	02/06/2015	(20,090)
3-Month Zinc	Short	(5)	02/10/2015	16,343
3-Month Zinc	Long	5	02/10/2015	(17,406)
3-Month Zinc	Short	(2)	02/25/2015	9,038
3-Month Zinc	Long	2	02/25/2015	(8,970)
3-Month Zinc	Long	1	03/04/2015	(2,706)
3-Month Zinc	Short	(1)	03/04/2015	2,964
3-Month Zinc	Long	3	03/17/2015	(566)
3-Month Zinc	Short	(3)	03/17/2015	595
3-Month Zinc	Short	(3)	03/18/2015	1,667
3-Month Zinc	Long	3	03/19/2015	(3,319)
3-Month Zinc	Long	3	04/09/2015	(2,869)
3-Month Zinc	Short	(3)	04/09/2015	3,270
3-Month Zinc	Long	1	04/13/2015	1,044
3-Month Zinc	Short	(1)	04/13/2015	(65)
3-Month Zinc	Long	4	04/14/2015	8,200
3-Month Zinc	Short	(4)	04/14/2015	(10,166)
3-Month Zinc	Long	7	04/15/2015	15,225
3-Month Zinc	Short	(7)	04/15/2015	(11,157)
3-Month Zinc	Long	1	04/16/2015	1,394
3-Month Zinc	Short	(1)	04/16/2015	(1,710)
90-Day Eurodollar	Long	106	06/15/2015	(1,809)
90-Day Eurodollar	Long	216	09/14/2015	2,084
90-Day Eurodollar	Long	274	12/14/2015	26,801
90-Day Eurodollar	Long	270	03/14/2016	42,007
90-Day Eurodollar	Long	282	06/13/2016	68,553
90-Day Eurodollar	Long	312	09/19/2016	121,984
90-Day Eurodollar	Long	337	12/19/2016	192,414
90-Day Sterling	Long	505	12/21/2016	365,802
2-Year U.S. Treasury Note	Long	206	03/31/2015	41,965
3-Year Australian Treasury Bond	Long	1,275	03/16/2015	905,587
5-Year U.S. Treasury Note	Long	616	03/31/2015	1,212,478
10-Year Australian Treasury Bond	Long	193	03/16/2015	766,041
10-Year Government of Canada Bond	Long	31	03/20/2015	187,223
10-Year Japan Government Bond	Long	43	03/11/2015	415,323
10-Year U.S. Treasury Note	Long	407	03/20/2015	1,612,209
Aluminum	Long	26	03/16/2015	(22,719)
Aluminum	Short	(70)	03/16/2015	32,279
Amsterdam Index	Long	150	02/20/2015	821,340
Brent Crude Oil	Short	(33)	02/12/2015	(14,758)
CAC 40 Index	Long	228	02/20/2015	634,199
Cocoa	Short	(42)	03/16/2015	18,676
Cocoa	Long	79	03/16/2015	(158,217)
Copper	Short	(104)	03/16/2015	1,932,269
Copper	Short	(181)	03/27/2015	1,588,953

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FUTURES CONTRACTS (continued): (F) (G)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
Corn	Short	(617)	03/13/2015	$301,097
Cotton No. 2	Short	(98)	03/09/2015	40,166
DAX Index	Long	40	03/20/2015	832,962
DJIA Mini Index	Long	130	03/20/2015	(294,206)
EURO STOXX 50 Index	Long	312	03/20/2015	554,718
Euro-Schatz Futures	Long	203	03/06/2015	5,654
FTSE 100 Index	Long	123	03/20/2015	251,089
FTSE JSE Top 40 Index	Long	36	03/19/2015	14,835
FTSE MIB Index	Long	28	03/20/2015	21,871
German Euro BOBL	Long	346	03/06/2015	235,727
German Euro Bund	Long	159	03/06/2015	946,534
German Euro BUXL	Long	13	03/06/2015	145,412
H-Shares Index	Long	46	02/26/2015	(101,563)
Hang Seng Index	Long	70	02/26/2015	(150,425)
IBEX 35 Index	Long	38	02/20/2015	(13,040)
KC HRW Wheat	Short	(57)	03/13/2015	106,804
KOSPI 200 Index	Long	24	03/12/2015	(6,184)
Lean Hogs	Short	(73)	04/15/2015	153,808
Low Sulfur Gasoil	Short	(142)	03/12/2015	11,819
MSCI Singapore Index	Long	69	02/26/2015	(11,524)
MSCI Taiwan Index	Short	(253)	02/25/2015	627,198
MSCI Taiwan Index	Long	29	02/25/2015	(13,267)
NASDAQ 100 E-Mini Index	Long	126	03/20/2015	(124,367)
New York Harbor ULSD	Short	(106)	02/27/2015	(481,018)
Nickel	Short	(3)	03/16/2015	(2,820)
RBOB Gasoline	Short	(11)	02/27/2015	(79,036)
Russell 2000 Mini Index	Long	41	03/20/2015	(109,817)
S&P 500® E-Mini Index	Long	97	03/20/2015	(315,463)
S&P Midcap 400 E-Mini Index	Long	91	03/20/2015	(80,347)
S&P TSX 60 Index	Long	122	03/19/2015	221,255
SGX CNX Nifty Index	Long	320	02/26/2015	(30,176)
Soybean	Short	(266)	03/13/2015	288,792
Soybean Oil	Short	(132)	03/13/2015	21,424
SPI 200 Index	Long	104	03/19/2015	170,542
Sugar #11	Short	(780)	02/27/2015	1,056,894
TOPIX Index	Long	113	03/12/2015	290,424
U.K. Long Gilt Bond	Long	55	03/27/2015	466,873
U.S. Treasury Bond	Long	135	03/20/2015	1,312,863
Wheat	Short	(298)	03/13/2015	507,962
Zinc	Long	9	03/16/2015	(16,269)
Zinc	Short	(35)	03/16/2015	(6,219)

Total				$20,528,903

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (D)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	03/18/2015	34,595,000	AUD	28,043,740	USD	$—	$(1,196,265)
CITI	03/18/2015	8,250,000	BRL	3,107,750	USD	—	(74,761)
CITI	03/18/2015	31,176,999	CAD	26,703,001	USD	—	(2,183,145)
CITI	03/18/2015	865,000	CHF	1,006,788	USD	—	(62,383)
CITI	03/18/2015	89,500,000	CZK	3,797,983	USD	2,363	(154,814)
CITI	03/18/2015	37,996,000	EUR	46,735,916	USD	—	(3,782,058)
CITI	03/18/2015	11,396,500	GBP	17,568,246	USD	—	(408,477)
CITI	03/18/2015	1,803,000,000	HUF	6,832,643	USD	8,670	(294,786)
CITI	03/18/2015	14,100,000,000	IDR	1,101,615	USD	5,290	(3,006)
CITI	03/18/2015	100,000	ILS	25,423	USD	15	—
CITI	03/18/2015	524,500,000	INR	8,262,097	USD	123,200	(1,614)
CITI	03/18/2015	15,541,797,500	JPY	131,870,410	USD	720,157	(168,413)
CITI	03/18/2015	13,370,000,001	KRW	12,150,832	USD	84,279	(32,086)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C) (D)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	03/18/2015	76,500,000	MXN	5,192,154	USD	$—	$(104,390)
CITI	03/18/2015	1,400,000	MYR	403,214	USD	—	(18,896)
CITI	03/18/2015	27,030,000	NOK	3,775,211	USD	12,684	(293,949)
CITI	03/18/2015	75,445,000	NZD	57,933,074	USD	—	(3,306,065)
CITI	03/18/2015	330,000,000	PHP	7,386,223	USD	83,477	(832)
CITI	03/18/2015	31,150,000	PLN	8,696,222	USD	36,055	(337,166)
CITI	03/18/2015	13,500,000	RUB	185,919	USD	7,390	(1,917)
CITI	03/18/2015	91,763,500	SEK	11,398,716	USD	—	(303,466)
CITI	03/18/2015	4,550,000	SGD	3,457,730	USD	—	(97,321)
CITI	03/18/2015	29,360,000	TRY	12,665,845	USD	—	(782,880)
CITI	03/18/2015	230,500,000	TWD	7,319,134	USD	39,119	(43,187)
CITI	03/18/2015	46,642,309	USD	56,988,500	AUD	2,416,654	(314)
CITI	03/18/2015	2,930,984	USD	7,945,000	BRL	33,867	(23,744)
CITI	03/18/2015	27,179,790	USD	32,238,000	CAD	1,825,485	—
CITI	03/18/2015	36,449	USD	35,500	CHF	—	(2,310)
CITI	03/18/2015	1,903,758	USD	1,180,000,000	CLP	50,288	—
CITI	03/18/2015	794,791	USD	1,820,000,000	COP	52,373	—
CITI	03/18/2015	9,505,435	USD	222,550,000	CZK	440,483	—
CITI	03/18/2015	106,957,035	USD	89,510,316	EUR	5,767,096	(9)
CITI	03/18/2015	30,597,307	USD	19,986,500	GBP	514,172	(10,641)
CITI	03/18/2015	9,598,605	USD	2,535,000,000	HUF	394,256	—
CITI	03/18/2015	39,169	USD	500,000,000	IDR	24	—
CITI	03/18/2015	4,848,649	USD	19,200,000	ILS	1,821	(37,178)
CITI	03/18/2015	131,325,809	USD	15,687,193,999	JPY	—	(2,335,176)
CITI	03/18/2015	1,092,869	USD	1,200,000,000	KRW	1,248	(3,639)
CITI	03/18/2015	17,453,757	USD	252,200,000	MXN	680,885	(115)
CITI	03/18/2015	3,848,586	USD	13,450,000	MYR	156,392	—
CITI	03/18/2015	38,520,469	USD	283,383,500	NOK	1,901,402	(11,594)
CITI	03/18/2015	31,489,404	USD	42,452,000	NZD	759,655	(8,216)
CITI	03/18/2015	4,894,169	USD	219,500,000	PHP	—	(73,759)
CITI	03/18/2015	12,150,339	USD	42,800,000	PLN	620,949	(5,461)
CITI	03/18/2015	239,374	USD	13,500,000	RUB	47,984	—
CITI	03/18/2015	57,879,342	USD	442,745,000	SEK	4,346,446	—
CITI	03/18/2015	3,919,799	USD	5,200,000	SGD	79,330	—
CITI	03/18/2015	7,874,526	USD	18,850,000	TRY	245,308	—
CITI	03/18/2015	6,201,851	USD	193,500,000	TWD	64,943	(3,941)
CITI	03/18/2015	4,688,675	USD	55,000,000	ZAR	12,114	(10,058)
CITI	03/18/2015	144,000,000	ZAR	12,449,448	USD	21,034	(200,061)
CSFB	03/18/2015	34,595,000	AUD	28,042,287	USD	—	(1,194,811)
CSFB	03/18/2015	8,250,000	BRL	3,107,598	USD	—	(74,609)
CSFB	03/18/2015	31,176,999	CAD	26,702,710	USD	—	(2,182,852)
CSFB	03/18/2015	866,000	CHF	1,006,647	USD	74	(61,224)
CSFB	03/18/2015	91,500,000	CZK	3,886,673	USD	2,416	(162,092)
CSFB	03/18/2015	38,207,000	EUR	46,994,992	USD	—	(3,802,602)
CSFB	03/18/2015	11,396,500	GBP	17,568,020	USD	—	(408,254)
CSFB	03/18/2015	3,382,000	HKD	436,180	USD	58	—
CSFB	03/18/2015	1,803,000,000	HUF	6,832,347	USD	8,894	(294,716)
CSFB	03/18/2015	14,100,000,000	IDR	1,101,618	USD	5,288	(3,006)
CSFB	03/18/2015	100,000	ILS	25,436	USD	1	—
CSFB	03/18/2015	529,500,000	INR	8,339,780	USD	125,438	(1,614)
CSFB	03/18/2015	15,547,861,500	JPY	131,918,355	USD	722,849	(167,382)
CSFB	03/18/2015	13,370,000,000	KRW	12,151,020	USD	84,223	(32,219)
CSFB	03/18/2015	76,500,000	MXN	5,193,877	USD	—	(106,114)
CSFB	03/18/2015	1,400,000	MYR	403,221	USD	—	(18,903)
CSFB	03/18/2015	27,030,000	NOK	3,775,172	USD	12,658	(293,884)
CSFB	03/18/2015	75,445,000	NZD	57,929,820	USD	—	(3,302,811)
CSFB	03/18/2015	330,000,000	PHP	7,386,225	USD	83,475	(832)
CSFB	03/18/2015	31,150,000	PLN	8,695,542	USD	36,606	(337,041)
CSFB	03/18/2015	13,500,000	RUB	187,738	USD	5,571	(1,918)
CSFB	03/18/2015	91,763,500	SEK	11,398,563	USD	—	(303,314)
CSFB	03/18/2015	4,550,000	SGD	3,457,540	USD	—	(97,132)
CSFB	03/18/2015	29,360,000	TRY	12,666,596	USD	—	(783,632)
CSFB	03/18/2015	230,500,000	TWD	7,319,122	USD	39,117	(43,171)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C) (D)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CSFB	03/18/2015	46,644,722	USD	56,988,500	AUD	$2,419,046	$(293)
CSFB	03/18/2015	2,930,828	USD	7,945,000	BRL	33,835	(23,866)
CSFB	03/18/2015	27,180,219	USD	32,238,000	CAD	1,825,913	—
CSFB	03/18/2015	2,786,933	USD	2,482,500	CHF	117,132	(40,589)
CSFB	03/18/2015	2,015,535	USD	1,250,000,000	CLP	52,114	—
CSFB	03/18/2015	794,790	USD	1,820,000,000	COP	52,372	—
CSFB	03/18/2015	9,506,629	USD	222,550,000	CZK	441,676	—
CSFB	03/18/2015	106,961,297	USD	89,512,315	EUR	5,769,084	—
CSFB	03/18/2015	30,597,512	USD	19,986,501	GBP	514,368	(10,632)
CSFB	03/18/2015	9,600,565	USD	2,535,000,000	HUF	396,216	—
CSFB	03/18/2015	39,169	USD	500,000,000	IDR	24	—
CSFB	03/18/2015	4,848,875	USD	19,199,999	ILS	1,748	(36,879)
CSFB	03/18/2015	131,327,461	USD	15,687,193,998	JPY	—	(2,333,528)
CSFB	03/18/2015	1,185,424	USD	1,300,000,000	KRW	2,526	(3,634)
CSFB	03/18/2015	17,457,464	USD	252,200,000	MXN	684,530	(56)
CSFB	03/18/2015	3,848,587	USD	13,450,000	MYR	156,392	—
CSFB	03/18/2015	38,521,082	USD	283,383,500	NOK	1,901,946	(11,522)
CSFB	03/18/2015	31,499,822	USD	42,452,000	NZD	769,127	(7,271)
CSFB	03/18/2015	4,894,168	USD	219,500,000	PHP	—	(73,760)
CSFB	03/18/2015	12,149,719	USD	42,800,000	PLN	620,345	(5,479)
CSFB	03/18/2015	239,373	USD	13,500,000	RUB	47,982	—
CSFB	03/18/2015	57,879,865	USD	442,745,000	SEK	4,346,969	—
CSFB	03/18/2015	3,919,870	USD	5,200,000	SGD	79,402	—
CSFB	03/18/2015	7,875,402	USD	18,850,000	TRY	246,182	—
CSFB	03/18/2015	6,202,089	USD	193,500,000	TWD	65,180	(3,941)
CSFB	03/18/2015	4,689,732	USD	55,000,000	ZAR	12,677	(9,563)
CSFB	03/18/2015	144,000,000	ZAR	12,449,110	USD	21,108	(199,798)

Total						$43,261,470	$(32,813,037)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Short-Term U.S. Government Obligations	$—	$339,819,261	$—	$339,819,261
Short-Term Investment Companies	146,763,433	—	—	146,763,433

Total Investments	$146,763,433	$339,819,261	$—	$486,582,694

Derivative Financial Instruments
Total Return Swap Agreements	$—	$3,973,080	$—	$3,973,080
Futures Contracts (I)	24,022,813	—	—	24,022,813
Forward Foreign Currency Contracts (I)	—	43,261,470	—	43,261,470

Total Derivative Financial Instruments	$24,022,813	$47,234,550	$—	$71,257,363

LIABILITIES
Derivative Financial Instruments
Total Return Swap Agreements	$—	$(933,685)	$—	$(933,685)
Futures Contracts (I)	(3,493,910)	—	—	(3,493,910)
Forward Foreign Currency Contracts (I)	—	(32,813,037)	—	(32,813,037)

Total Derivative Financial Instruments	$(3,493,910)	$(33,746,722)	$—	$(37,240,632)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at January 31, 2015.
(B)	Aggregate cost for federal income tax purposes is $486,582,694.
(C)	Cash in the amount of $6,997,514 has been segregated by the custodian as collateral for open swap and/or forward foreign currency contracts.
(D)	Cash in the amount of $7,211,221 has been segregated by the broker as collateral for open swap and/or forward foreign currency contracts.
(E)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(F)	Cash in the amount of $360,000 has been segregated by the broker as collateral to cover margin requirements for open futures contracts.
(G)	Cash in the amount of $2,595,331 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Derivative financial instrument valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BOA	Bank of America
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (Germanfederal government securities)
BUXL	Bundesanleihen (German long-term debt)
CAC	Cotation Assistée en Continu (French stock market Index)
CNX Nifty	Credit Rating Information Services of India Limited National Stock Exchange Index (National Stock Exchange of India’s benchmark index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
DJIA	Dow Jones Industrial Average
EURIBOR	Euro InterBank Offered Rate
FTSE	Financial Times & London Stock Exchange Index
HG	High Grade
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Africa Index Series
KC HRW	Kansas City Hard Red Winter
KOSPI	Korea Composite Stock Price Index
MIB	Milano Borsa Italiana (Italian stock exchange)
NASDAQ	National Association of Securities Dealers Automated Quotations
OSE	Osaka Securities Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
SGX	Singapore Exchange
SPI	Australian Securities Exchange Index
STOXX	Deutsche Börse Group & SIX Swiss Exchange Group Index
TAIFEX	Taiwan Futures Exchange
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Auto Components - 3.0%
BorgWarner, Inc. (A)	68,944	$ 3,723,665

Banks - 4.6%
Comerica, Inc., Class A (A)	63,082	2,617,903
First Republic Bank, Class A (A)	59,308	3,019,963

		5,637,866

Chemicals - 4.1%
Methanex Corp.	47,478	2,093,780
RPM International, Inc. (A)	62,382	2,985,602

		5,079,382

Commercial Services & Supplies - 2.5%
Stericycle, Inc. (A) (B)	23,129	3,036,606

Communications Equipment - 2.9%
F5 Networks, Inc., Class B (A) (B)	31,518	3,518,039

Construction Materials - 3.0%
Eagle Materials, Inc. (A)	52,356	3,728,794

Electronic Equipment, Instruments & Components - 2.0%
Trimble Navigation, Ltd. (A) (B)	105,017	2,503,605

Food & Staples Retailing - 2.5%
Rite Aid Corp. (A) (B)	437,082	3,050,832

Food Products - 2.1%
WhiteWave Foods Co., Class A (A) (B)	75,958	2,504,335

Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (A) (B)	53,352	2,830,324

Health Care Providers & Services - 5.4%
Brookdale Senior Living, Inc., Class A (A) (B)	88,916	3,000,915
Cardinal Health, Inc.	43,482	3,617,268

		6,618,183

Household Durables - 6.4%
Mohawk Industries, Inc. (B)	23,662	3,905,176
Whirlpool Corp.	20,071	3,995,735

		7,900,911

Insurance - 2.8%
Hartford Financial Services Group, Inc. (A)	89,265	3,472,409

Machinery - 1.9%
WABCO Holdings, Inc. (B)	24,193	2,302,448

Media - 3.1%
Lions Gate Entertainment Corp. (A)	130,945	3,762,050

Oil, Gas & Consumable Fuels - 6.1%
Cimarex Energy Co. (A)	37,986	3,920,155
EQT Corp.	47,151	3,509,921

		7,430,076

Pharmaceuticals - 3.0%
Mylan, Inc. (A) (B)	68,977	3,666,128

Professional Services - 6.4%
Equifax, Inc.	47,321	3,996,732
Towers Watson & Co., Class A (A)	33,019	3,912,751

		7,909,483

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 4.7%
Genesee & Wyoming, Inc., Class A (A) (B)	34,636	$ 2,855,738
Ryder System, Inc., Class A (A)	35,444	2,934,409

		5,790,147

Semiconductors & Semiconductor Equipment - 4.7%
KLA-Tencor Corp. (A)	47,706	2,932,488
Synaptics, Inc. (A) (B)	37,626	2,890,053

		5,822,541

Software - 6.0%
Fortinet, Inc. (A) (B)	125,911	3,764,109
PTC, Inc. (A) (B)	106,894	3,571,329

		7,335,438

Specialty Retail - 10.4%
Dick’s Sporting Goods, Inc.	52,462	2,709,662
Signet Jewelers, Ltd.	28,636	3,468,106
Ulta Salon Cosmetics & Fragrance, Inc. (B)	24,742	3,264,460
Williams-Sonoma, Inc., Class A	43,044	3,368,193

		12,810,421

Textiles, Apparel & Luxury Goods - 3.1%
Under Armour, Inc., Class A (A) (B)	53,341	3,844,819

Trading Companies & Distributors - 3.2%
Air Lease Corp., Class A (A)	111,534	3,896,998

Total Common Stocks (Cost $116,162,360)		118,175,500

SECURITIES LENDING COLLATERAL - 25.1%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (C)	30,881,335	30,881,335

Total Securities Lending Collateral (Cost $30,881,335)		30,881,335

	Principal	Value
REPURCHASE AGREEMENT - 3.9%
State Street Bank & Trust Co. 0.01% (C), dated 01/30/2015, to be repurchased at $4,785,747 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 04/01/2028, and with a value of $4,881,659.	$ 4,785,743	4,785,743

Total Repurchase Agreement (Cost $4,785,743)		4,785,743

Total Investments (Cost $151,829,438) (D)		153,842,578
Net Other Assets (Liabilities) - (25.2)%		(30,922,157)

Net Assets - 100.0%		$ 122,920,421

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Common Stocks	$118,175,500	$—	$—	$118,175,500
Securities Lending Collateral	30,881,335	—	—	30,881,335
Repurchase Agreement	—	4,785,743	—	4,785,743

Total Investments	$149,056,835	$4,785,743	$—	$153,842,578

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $30,198,762. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at January 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $151,829,438. Aggregate gross unrealized appreciation and depreciation for all securities is $7,699,527 and $5,686,387, respectively. Net unrealized appreciation for tax purposes is $2,013,140.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Banks - 5.6%
Citizens Financial Group, Inc. (A)	58,500	$ 1,398,150
City National Corp.	21,548	1,867,996
Fifth Third Bancorp	195,575	3,383,448
First Republic Bank, Class A	30,717	1,564,110
Huntington Bancshares, Inc., Class A	67,305	674,396
M&T Bank Corp. (A)	23,497	2,658,921
SunTrust Banks, Inc.	83,382	3,203,536
Zions Bancorporation	28,215	676,031

		15,426,588

Beverages - 1.7%
Constellation Brands, Inc., Class A (B)	22,572	2,493,078
Dr. Pepper Snapple Group, Inc.	28,431	2,196,863

		4,689,941

Building Products - 0.9%
Fortune Brands Home & Security, Inc.	53,412	2,392,323

Capital Markets - 4.6%
Ameriprise Financial, Inc.	27,937	3,490,449
Invesco, Ltd.	70,779	2,599,713
Legg Mason, Inc.	30,503	1,691,086
Northern Trust Corp.	25,287	1,653,264
T. Rowe Price Group, Inc.	40,554	3,192,411

		12,626,923

Chemicals - 3.1%
Airgas, Inc.	29,311	3,301,591
Albemarle Corp.	29,775	1,436,941
Sherwin-Williams Co.	9,188	2,492,429
Sigma-Aldrich Corp.	8,211	1,129,177

		8,360,138

Communications Equipment - 0.6%
CommScope Holding Co., Inc. (B)	56,951	1,600,608

Consumer Finance - 0.7%
Ally Financial, Inc. (B)	94,772	1,773,184

Containers & Packaging - 2.7%
Ball Corp.	43,998	2,786,393
Rock-Tenn Co., Class A	29,619	1,922,273
Silgan Holdings, Inc.	51,619	2,653,733

		7,362,399

Electric Utilities - 3.1%
Edison International	41,812	2,849,488
Westar Energy, Inc., Class A (A)	68,408	2,922,390
Xcel Energy, Inc.	69,603	2,612,200

		8,384,078

Electrical Equipment - 2.6%
AMETEK, Inc., Class A	50,752	2,431,021
Hubbell, Inc., Class B	24,900	2,640,396
Regal Beloit Corp.	29,395	2,023,845

		7,095,262

Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp., Class A	52,417	2,815,317
Arrow Electronics, Inc. (B)	72,506	3,990,730

		6,806,047

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 2.2%
Kroger Co.	52,397	$ 3,618,013
Rite Aid Corp. (B)	334,818	2,337,029

		5,955,042

Food Products - 1.0%
Hershey Co.	26,142	2,671,974

Gas Utilities - 2.1%
National Fuel Gas Co. (A)	26,484	1,679,880
Questar Corp.	160,306	4,159,941

		5,839,821

Health Care Equipment & Supplies - 1.2%
CareFusion Corp., Class A (B)	56,467	3,348,493

Health Care Providers & Services - 5.8%
AmerisourceBergen Corp., Class A	36,840	3,501,642
Brookdale Senior Living, Inc., Class A (B)	66,928	2,258,820
Cigna Corp.	43,604	4,658,216
Henry Schein, Inc. (B)	12,647	1,746,171
Humana, Inc., Class A	25,153	3,683,405

		15,848,254

Hotels, Restaurants & Leisure - 1.2%
Marriott International, Inc., Class A (A)	15,189	1,131,581
Starwood Hotels & Resorts Worldwide, Inc.	31,084	2,237,115

		3,368,696

Household Durables - 2.6%
Jarden Corp. (B)	67,716	3,251,722
Mohawk Industries, Inc. (B)	24,083	3,974,659

		7,226,381

Household Products - 0.9%
Energizer Holdings, Inc.	19,869	2,543,431

Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	35,274	3,163,372

Insurance - 8.6%
Alleghany Corp. (B)	3,684	1,628,660
Chubb Corp., Class A	22,069	2,160,555
Hartford Financial Services Group, Inc.	76,969	2,994,094
Loews Corp.	110,409	4,224,248
Marsh & McLennan Cos., Inc.	64,362	3,460,745
Old Republic International Corp.	82,680	1,160,827
Progressive Corp.	45,259	1,174,471
Unum Group	67,627	2,100,495
WR Berkley Corp. (A)	35,183	1,723,615
XL Group PLC, Class A	80,045	2,760,752

		23,388,462

Internet & Catalog Retail - 1.7%
Expedia, Inc.	52,901	4,545,783

IT Services - 1.5%
Jack Henry & Associates, Inc.	66,123	4,057,968

Machinery - 2.5%
IDEX Corp.	41,140	2,976,479
Rexnord Corp. (B)	53,679	1,328,555
Snap-on, Inc.	19,411	2,576,034

		6,881,068

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media - 3.1%
CBS Corp., Class B	30,357	$ 1,663,867
Clear Channel Outdoor Holdings, Inc., Class A	64,593	584,567
DISH Network Corp., Class A (B)	39,885	2,805,910
Gannett Co., Inc.	68,842	2,134,790
Time, Inc.	51,595	1,291,939

		8,481,073

Multi-Utilities - 4.8%
CenterPoint Energy, Inc.	106,669	2,462,987
CMS Energy Corp.	87,214	3,290,584
NiSource, Inc., Class B	27,525	1,190,732
Sempra Energy	33,702	3,771,928
Wisconsin Energy Corp. (A)	42,557	2,373,404

		13,089,635

Multiline Retail - 2.4%
Kohl’s Corp. (A)	74,765	4,464,966
Nordstrom, Inc.	27,382	2,086,508

		6,551,474

Oil, Gas & Consumable Fuels - 4.0%
Energen Corp.	56,447	3,579,869
EQT Corp.	26,270	1,955,539
PBF Energy, Inc., Class A	43,912	1,233,927
QEP Resources, Inc.	68,579	1,386,667
Southwestern Energy Co. (A) (B)	108,743	2,695,739

		10,851,741

Professional Services - 1.2%
Equifax, Inc.	39,502	3,336,339

Real Estate Investment Trusts - 9.6%
American Campus Communities, Inc.	48,581	2,135,621
AvalonBay Communities, Inc.	18,932	3,275,047
Boston Properties, Inc.	11,303	1,568,856
Brixmor Property Group, Inc.	70,384	1,907,406
General Growth Properties, Inc.	90,056	2,717,890
Kimco Realty Corp.	120,353	3,327,761
Outfront Media, Inc.	47,344	1,342,202
Rayonier, Inc. (A)	56,135	1,647,562
Regency Centers Corp.	32,089	2,200,022
Vornado Realty Trust, Class A	29,304	3,236,334
Weyerhaeuser Co.	78,023	2,797,125

		26,155,826

Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc., Class A	62,857	3,275,164
KLA-Tencor Corp.	24,423	1,501,282
Xilinx, Inc.	75,141	2,898,564

		7,675,010

Software - 1.2%
Synopsys, Inc. (B)	76,243	3,277,687

Specialty Retail - 5.2%
AutoZone, Inc. (B)	4,627	2,762,134
Bed Bath & Beyond, Inc. (A) (B)	29,188	2,182,387
Best Buy Co., Inc.	72,632	2,556,646

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Gap, Inc., Class A	103,775	$ 4,274,492
Tiffany & Co. (A)	28,104	2,434,931

		14,210,590

Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp.	20,290	2,237,175
VF Corp.	19,831	1,375,677

		3,612,852

Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	120,685	1,082,544

Trading Companies & Distributors - 0.8%
MSC Industrial Direct Co., Inc., Class A	29,856	2,241,290

Total Common Stocks (Cost $183,873,931)		265,922,297

SECURITIES LENDING COLLATERAL - 8.8%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (C)	24,183,627	24,183,627

Total Securities Lending Collateral (Cost $24,183,627)		24,183,627

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. 0.01% (C), dated 01/30/2015, to be repurchased at $6,793,085 on 02/02/2015. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $6,929,230.	$ 6,793,080	6,793,080

Total Repurchase Agreement (Cost $6,793,080)		6,793,080

Total Investments (Cost $214,850,638) (D)		296,899,004
Net Other Assets (Liabilities) - (8.7)%		(23,748,210)

Net Assets - 100.0%		$ 273,150,794

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Common Stocks	$265,922,297	$—	$—	$265,922,297
Securities Lending Collateral	24,183,627	—	—	24,183,627
Repurchase Agreement	—	6,793,080	—	6,793,080

Total Investments	$290,105,924	$6,793,080	$—	$296,899,004

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $23,644,343. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at January 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $214,850,638. Aggregate gross unrealized appreciation and depreciation for all securities is $85,301,483 and $3,253,117, respectively. Net unrealized appreciation for tax purposes is $82,048,366.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 1.7%
Exelis, Inc.	277,100	$ 4,741,181

Airlines - 1.4%
Copa Holdings SA, Class A (A)	38,400	4,128,384

Banks - 2.2%
CIT Group, Inc.	62,500	2,738,750
First Republic Bank, Class A (A)	68,300	3,477,836

		6,216,586

Commercial Services & Supplies - 2.1%
ADT Corp. (A)	171,700	5,906,480

Communications Equipment - 2.8%
ARRIS Group, Inc. (A) (B)	103,300	2,708,526
EchoStar Corp., Class A (B)	100,700	5,253,519

		7,962,045

Consumer Finance - 0.9%
Navient Corp.	136,700	2,698,458

Containers & Packaging - 4.8%
Bemis Co., Inc. (A)	92,400	4,093,320
Rexam, PLC, ADR (A)	304,166	9,748,520

		13,841,840

Diversified Consumer Services - 1.8%
H&R Block, Inc. (A)	154,100	5,282,548

Electric Utilities - 6.9%
PPL Corp.	263,250	9,345,375
Westar Energy, Inc., Class A (A)	166,500	7,112,880
Xcel Energy, Inc.	85,500	3,208,815

		19,667,070

Electrical Equipment - 2.5%
Babcock & Wilcox Co.	263,300	7,169,659

Electronic Equipment, Instruments & Components - 0.8%
CDW Corp.	65,400	2,240,604

Energy Equipment & Services - 0.9%
Nabors Industries, Ltd.	213,500	2,457,385

Food & Staples Retailing - 1.2%
Sysco Corp. (A)	91,600	3,587,972

Food Products - 2.5%
ConAgra Foods, Inc.	60,600	2,147,058
Kellogg Co.	76,500	5,016,870

		7,163,928

Health Care Providers & Services - 7.2%
Cardinal Health, Inc.	27,900	2,321,001
Catamaran Corp. (B)	58,900	2,939,699
Cigna Corp.	34,500	3,685,635
Community Health Systems, Inc. (A) (B)	50,400	2,372,328
Humana, Inc., Class A	10,600	1,552,264
Laboratory Corp. of America Holdings (A) (B)	43,000	4,935,540
MEDNAX, Inc. (B)	43,700	2,966,793

		20,773,260

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 0.6%
Sony Corp., ADR	68,800	$ 1,602,352

Insurance - 14.0%
Alleghany Corp. (A) (B)	15,400	6,808,186
Allstate Corp.	83,100	5,799,549
Assured Guaranty, Ltd.	140,500	3,431,010
Fairfax Financial Holdings, Ltd.	12,900	6,826,422
HCC Insurance Holdings, Inc.	93,900	5,008,626
Loews Corp.	158,000	6,045,080
Progressive Corp. (A)	234,800	6,093,060

		40,011,933

Internet Software & Services - 1.2%
Equinix, Inc. (A)	16,107	3,492,964

IT Services - 8.1%
Amdocs, Ltd.	105,600	5,087,808
Computer Sciences Corp.	72,700	4,411,436
DST Systems, Inc.	37,200	3,597,240
Total System Services, Inc. (A)	157,300	5,563,701
Western Union Co. (A)	275,700	4,686,900

		23,347,085

Life Sciences Tools & Services - 2.0%
Bio-Rad Laboratories, Inc., Class A (A) (B)	51,100	5,849,417

Media - 7.1%
AMC Networks, Inc., Class A (A) (B)	80,400	5,362,680
Cablevision Systems Corp., Class A (A)	216,000	4,086,720
Liberty Media Corp., Class C (B)	174,400	5,950,528
Shaw Communications, Inc., Class B (A)	214,800	4,970,472

		20,370,400

Multi-Utilities - 6.6%
Alliant Energy Corp. (A)	45,900	3,149,199
CMS Energy Corp. (A)	221,100	8,342,103
Wisconsin Energy Corp. (A)	131,800	7,350,486

		18,841,788

Oil, Gas & Consumable Fuels - 2.1%
Energy XXI, Ltd. (A)	213,700	628,278
Marathon Petroleum Corp.	18,700	1,731,433
Valero Energy Corp.	68,000	3,595,840

		5,955,551

Real Estate Investment Trusts - 3.4%
Annaly Capital Management, Inc.	915,100	9,663,456

Semiconductors & Semiconductor Equipment - 2.5%
LAM Research Corp. (A)	18,000	1,375,920
Micron Technology, Inc. (B)	104,400	3,055,266
NVIDIA Corp. (A)	145,300	2,790,487

		7,221,673

Software - 2.5%
CA, Inc.	119,100	3,608,730
Citrix Systems, Inc. (B)	37,300	2,210,398
Synopsys, Inc. (B)	33,900	1,457,361

		7,276,489

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.4%
Abercrombie & Fitch Co., Class A (A)	122,400	$ 3,123,648
Bed Bath & Beyond, Inc. (A) (B)	19,300	1,443,061
Best Buy Co., Inc.	63,700	2,242,240

		6,808,949

Technology Hardware, Storage & Peripherals - 2.3%
NetApp, Inc.	118,700	4,486,860
Western Digital Corp.	22,500	2,187,675

		6,674,535

Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp., Class B (A) (B)	197,900	1,211,148

Water Utilities - 2.6%
American Water Works Co., Inc.	131,400	7,376,796

Total Common Stocks (Cost $274,744,714)		279,541,936

SECURITIES LENDING COLLATERAL - 21.3%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (C)	61,006,381	61,006,381

Total Securities Lending Collateral (Cost $61,006,381)		61,006,381

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. 0.01% (C), dated 01/30/2015, to be repurchased at $7,169,545 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $7,316,719.	$ 7,169,539	7,169,539

Total Repurchase Agreement (Cost $7,169,539)		7,169,539

Total Investments (Cost $342,920,634) (D)		347,717,856
Net Other Assets (Liabilities) - (21.3)%		(61,141,395)

Net Assets - 100.0%		$ 286,576,461

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Common Stocks	$279,541,936	$—	$—	$279,541,936
Securities Lending Collateral	61,006,381	—	—	61,006,381
Repurchase Agreement	—	7,169,539	—	7,169,539

Total Investments	$340,548,317	$7,169,539	$—	$347,717,856

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $59,581,994. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at January 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $342,920,634. Aggregate gross unrealized appreciation and depreciation for all securities is $16,809,841 and $12,012,619, respectively. Net unrealized appreciation for tax purposes is $4,797,222.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 5.2%
Energy Equipment & Services - 0.1%
Hiland Partners, LP / Hiland Partners Finance Corp.
5.50%, 05/15/2022 (A)	$ 800,000	$ 830,000

Oil, Gas & Consumable Fuels - 5.1%
American Eagle Energy Corp.
11.00%, 09/01/2019 (A)	1,900,000	698,250
American Energy - Woodford LLC / AEW Finance Corp.
9.00%, 09/15/2022 (A)	1,700,000	1,020,000
Baytex Energy Corp.
5.63%, 06/01/2024 (A)	535,000	458,763
CrownRock, LP / CrownRock Finance, Inc.
7.13%, 04/15/2021 (A)	1,100,000	1,061,500
Endeavor Energy Resources, LP / EER Finance, Inc.
7.00%, 08/15/2021 (A)	3,800,000	3,363,000
Gulfport Energy Corp.
7.75%, 11/01/2020 (A) (B)	2,800,000	2,779,000
7.75%, 11/01/2020	200,000	198,500
Jupiter Resources, Inc.
8.50%, 10/01/2022 (A)	3,600,000	2,700,000
Lonestar Resources America, Inc.
8.75%, 04/15/2019 (A)	2,050,000	1,414,500
MEG Energy Corp.
7.00%, 03/31/2024 (A)	500,000	452,500
Memorial Resource Development Corp.
5.88%, 07/01/2022 (A)	1,300,000	1,183,000
Parsley Energy LLC / Parsley Finance Corp.
7.50%, 02/15/2022 (A)	1,575,000	1,559,250
PBF Holding Co. LLC / PBF Finance Corp.
8.25%, 02/15/2020	1,250,000	1,275,000
Resolute Energy Corp.
8.50%, 05/01/2020	1,400,000	553,000
RKI Exploration & Production LLC / RKI Finance Corp.
8.50%, 08/01/2021 (A)	1,550,000	1,286,500
RSP Permian, Inc.
6.63%, 10/01/2022 (A) (B)	1,700,000	1,689,375
Sanchez Energy Corp.
6.13%, 01/15/2023 (A) (B)	1,875,000	1,659,375
SemGroup Corp.
7.50%, 06/15/2021	2,900,000	2,885,500
Teine Energy, Ltd.
6.88%, 09/30/2022 (A)	1,675,000	1,340,000
Triangle USA Petroleum Corp.
6.75%, 07/15/2022 (A)	250,000	176,250
Williams Cos., Inc.
8.75%, 03/15/2032	6,250,000	7,264,556

		35,017,819

Total Corporate Debt Securities (Cost $42,068,065)		35,847,819

	Shares	Value
PREFERRED STOCKS - 0.6%
Marine - 0.6%
Navios Maritime Holdings, Inc. 8.63%	62,800	1,252,860

	Shares	Value
PREFERRED STOCKS (continued)
Marine (continued)
Seaspan Corp.
Series D, 7.95% (B)	100,000	$ 2,609,000

Total Preferred Stocks (Cost $4,069,360)		3,861,860

COMMON STOCKS - 50.8%
Chemicals - 0.2%
Dow Chemical Co.	32,500	1,467,700

Electric Utilities - 1.5%
NRG Yield, Inc., Class A (B)	193,595	10,237,304

Independent Power and Renewable Electricity Producers - 1.7%
Abengoa Yield PLC (B)	315,200	10,376,384
TerraForm Power, Inc., Class A	50,000	1,627,000

		12,003,384

Multi-Utilities - 2.2%
CenterPoint Energy, Inc.	216,800	5,005,912
NiSource, Inc., Class B	237,500	10,274,250

		15,280,162

Oil, Gas & Consumable Fuels - 44.7%
AltaGas, Ltd. (B)	264,600	8,941,469
Cheniere Energy Partners, LP Holdings LLC	50,000	1,145,500
Cheniere Energy, Inc. (B) (C)	107,500	7,673,350
Crescent Point Energy Corp. (B)	85,000	2,020,146
Enbridge Energy Management LLC (B) (C)	935,949	35,088,728
Enbridge Income Fund Holdings, Inc.	50,000	1,619,973
Enbridge, Inc.	341,521	16,539,862
EnLink Midstream LLC	350,800	11,099,312
EQT Corp.	50,000	3,722,000
GasLog, Ltd. (B)	189,600	3,316,104
Golar LNG, Ltd. (B)	115,000	3,261,400
HollyFrontier Corp.	61,500	2,209,080
Inter Pipeline, Ltd. (B)	124,200	3,229,376
Keyera Corp.	41,000	2,419,926
Kinder Morgan, Inc. (B)	1,535,392	63,027,842
ONEOK, Inc. (B)	398,500	17,545,955
Pembina Pipeline Corp. (B)	294,600	9,147,330
Phillips 66	293,700	20,652,984
SemGroup Corp., Class A	216,600	14,583,678
Spectra Energy Corp.	464,500	15,532,880
Targa Resources Corp.	176,517	15,326,971
Teekay Corp. (B)	160,000	6,772,800
TransCanada Corp.	253,100	11,257,888
Williams Cos., Inc.	805,500	35,329,230

		311,463,784

Real Estate Investment Trusts - 0.5%
InfraREIT, Inc. (C)	129,500	3,444,700

Total Common Stocks (Cost $360,868,665)		353,897,034

MASTER LIMITED PARTNERSHIPS - 34.5%
Energy Equipment & Services - 0.5%
Seadrill Partners LLC	227,551	3,128,826
Transocean Partners LLC (B)	48,600	711,018

		3,839,844

Marine - 0.1%
Navios Maritime Partners, LP	37,400	437,206

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued)
Metals & Mining - 0.2%
SunCoke Energy Partners, LP	69,700	$ 1,734,833

Oil, Gas & Consumable Fuels - 33.7%
Access Midstream Partners, LP	107,900	5,583,825
Antero Midstream Partners, LP (C)	106,800	2,504,460
Buckeye Partners, LP	81,400	5,923,478
Capital Product Partners, LP	299,115	2,739,893
DCP Midstream Partners, LP	172,800	6,485,184
Dynagas LNG Partners, LP	511,400	9,501,812
Energy Transfer Equity, LP	277,600	16,494,992
Energy Transfer Partners, LP, Class B	225,670	13,856,138
EnLink Midstream Partners, LP	37,700	1,081,236
Enterprise Products Partners, LP	352,560	12,142,167
Equities Midstream Partners, LP	44,900	3,809,765
GasLog Partners, LP	60,100	1,502,500
Global Partners, LP	42,024	1,618,344
Golar LNG Partners, LP	137,696	3,737,070
Hoegh LNG Partners, LP	370,950	8,146,062
Holly Energy Partners, LP	77,567	2,536,441
KNOT Offshore Partners, LP	294,247	6,255,691
Magellan Midstream Partners, LP	91,400	7,085,328
MarkWest Energy Partners, LP	161,287	9,504,643
Midcoast Energy Partners, LP	151,700	1,779,441
MPLX, LP	31,100	2,473,694
Navios Maritime Midstream Partners, LP (C)	170,400	2,462,280
NuStar Energy, LP	53,100	3,243,348
ONEOK Partners, LP	49,250	2,035,995
Phillips 66 Partners, LP	75,300	5,453,226
Plains All American Pipeline, LP	122,000	6,049,980
Plains GP Holdings, LP, Class A	820,500	21,398,640
QEP Midstream Partners, LP	75,000	1,170,000
Regency Energy Partners, LP	409,740	10,513,928
Shell Midstream Partners, LP	73,400	2,937,468
Sunoco Logistics Partners, LP	180,560	7,532,963
Targa Resources Partners, LP	69,406	3,126,740
Teekay Offshore Partners, LP	125,600	2,515,768
Tesoro Logistics, LP	33,500	1,842,835
USD Partners, LP (C)	71,000	927,260
Valero Energy Partners, LP	82,200	4,105,890
VTTI Energy Partners, LP	309,987	7,163,800
Western Gas Equity Partners, LP	122,402	7,095,644
Western Gas Partners, LP	224,900	15,871,193
Williams Partners, LP	99,800	4,232,518

		234,441,640

Total Master Limited Partnerships (Cost $248,664,478)		240,453,523

SECURITIES LENDING COLLATERAL - 17.8%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (D)	124,095,230	124,095,230

Total Securities Lending Collateral (Cost $124,095,230)		124,095,230

	Principal	Value
REPURCHASE AGREEMENT - 8.5%

State Street Bank & Trust Co.
0.01% (D), dated 01/30/2015, to be repurchased at $58,829,175 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $60,006,653.

	$ 58,829,126	$ 58,829,126

Total Repurchase Agreement (Cost $58,829,126)		58,829,126

Total Investments (Cost $838,594,924) (E)		816,984,592
Net Other Assets (Liabilities) - (17.4)%		(121,028,724)

Net Assets - 100.0%		$ 695,955,868

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Corporate Debt Securities	$—	$35,847,819	$—	$35,847,819
Preferred Stocks	3,861,860	—	—	3,861,860
Common Stocks	353,897,034	—	—	353,897,034
Master Limited Partnerships	240,453,523	—	—	240,453,523
Securities Lending Collateral	124,095,230	—	—	124,095,230
Repurchase Agreement	—	58,829,126	—	58,829,126

Total Investments	$722,307,647	$94,676,945	$—	$816,984,592

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $23,671,263, representing 3.40% of the Fund’s net assets.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $120,967,944. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at January 31, 2015.
(E)	Aggregate cost for federal income tax purposes is $838,594,924. Aggregate gross unrealized appreciation and depreciation for all securities is $31,925,531 and $53,535,863, respectively. Net unrealized depreciation for tax purposes is $21,610,332.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITY - 1.9%
Banks - 1.9%
Goldman Sachs Group, Inc.
0.44%, 04/28/2015 (A)	$ 3,000,000	$ 3,000,000

Total Corporate Debt Security (Cost $3,000,000)		3,000,000

CERTIFICATES OF DEPOSIT - 13.9%
Banks - 12.3%
Bank of Nova Scotia
0.22%, 06/12/2015 (B)	2,250,000	2,250,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.13%, 02/03/2015 (B)	1,600,000	1,600,000
0.34%, 06/24/2015 (B)	4,125,000	4,125,163
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.27%, 07/09/2015 (B)	5,500,000	5,500,000
0.28%, 07/07/2015 (B)	1,500,000	1,500,000
Svenska Handelsbanken AB
0.27%, 07/02/2015 (B)	4,000,000	4,000,084

		18,975,247

Diversified Financial Services - 1.6%
Credit Suisse
0.28%, 03/06/2015 (B)	2,500,000	2,500,000

Total Certificates of Deposit (Cost $21,475,247)		21,475,247

COMMERCIAL PAPER - 75.7%
Banks - 43.2%
ANZ New Zealand International, Ltd.
0.28%, 11/16/2015 (B) (C)	2,500,000	2,500,000
Australia & New Zealand Banking Group, Ltd.
0.25%, 11/24/2015 (B) (C)	3,500,000	3,499,823
Barclays Bank PLC
0.64%, 04/02/2015 (A) (B) (C)	4,700,000	4,700,000
HSBC USA, Inc.
0.23%, 04/22/2015 (B)	1,500,000	1,499,224
Korea Development Bank
0.46%, 12/16/2015 (B)	5,000,000	4,979,619
Mizuho Funding LLC
0.21%, 03/06/2015 (B) (C)	3,100,000	3,099,385
0.23%, 04/01/2015 (B) (C)	3,500,000	3,498,688
Natixis
0.07%, 02/02/2015 (B)	7,500,000	7,499,971
PNC Bank NA
0.31%, 05/01/2015 - 05/20/2015 (B)	5,750,000	5,750,059
0.35%, 09/04/2015 (B)	1,000,000	997,900
Skandinaviska Enskilda Banken AB
0.26%, 03/17/2015 (B) (C)	2,000,000	1,999,350
Standard Chartered Bank
0.37%, 05/13/2015 (B) (C)	6,000,000	5,993,710
Sumitomo Mitsui Banking Corp.
0.10%, 02/05/2015 (B) (C)	3,500,000	3,499,951
0.31%, 07/02/2015 (B) (C)	3,000,000	2,996,073
US Bank NA
0.10%, 02/02/2015 (B)	7,500,000	7,500,000

	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Westpac Banking Corp.
0.25%, 08/03/2015 (B) (C)	$ 6,000,000	$ 5,999,721
Westpac Securities NZ Ltd.
0.26%, 06/01/2015 (B) (C)	1,000,000	999,126

		67,012,600

Diversified Financial Services - 23.1%
BNP Paribas Finance, Inc.
0.08%, 02/06/2015 (B)	7,500,000	7,499,900
Collateralized Commercial Paper II Co. LLC
0.37%, 03/05/2015 (B) (C)	7,000,000	6,997,626
0.38%, 05/15/2015 (B) (C)	1,500,000	1,498,353
Gemini Securitization Corp. LLC
0.20%, 02/03/2015 (B) (C)	3,000,000	2,999,950
JPMorgan Securities LLC
0.45%, 10/26/2015 (B) (C)	3,000,000	2,989,950
Kells Funding LLC
0.26%, 03/26/2015 (B) (C)	3,000,000	3,000,102
0.27%, 04/05/2015 (B) (C)	4,250,000	4,250,000
Thunder Bay Funding LLC
0.27%, 07/01/2015 (B) (C)	3,500,000	3,496,036
Victory Receivables Corp.
0.19%, 04/06/2015 (B) (C)	3,000,000	2,998,971

		35,730,888

Electric Utilities - 3.5%
Duke Energy Corp.
0.37%, 02/06/2015 (B) (C)	800,000	799,951
Northeast Utilities
0.30%, 02/04/2015 (B) (C)	700,000	699,977
Southern Co. Funding Corp.
0.20%, 02/10/2015 (B) (C)	3,500,000	3,499,805
Westar Energy, Inc.
0.40%, 02/11/2015 (B) (C)	450,000	449,945

		5,449,678

Multi-Utilities - 0.9%
Consolidated Edison, Inc.
0.28%, 02/05/2015 (B) (C)	700,000	699,972
Dominion Resources, Inc.
0.43%, 02/19/2015 (B) (C)	750,000	749,830

		1,449,802

Oil, Gas & Consumable Fuels - 0.5%
South Carolina Fuel Co., Inc.
0.40%, 02/03/2015 (B) (C)	750,000	749,975

Software - 4.5%
Manhattan Asset Funding Co. LLC
0.18%, 02/04/2015 (B) (C)	3,000,000	2,999,940
0.21%, 02/18/2015 (B) (C)	4,000,000	3,999,580

		6,999,520

Total Commercial Paper (Cost $117,392,463)		117,392,463

REPURCHASE AGREEMENTS - 8.6%
Goldman Sachs & Co. 0.07% (B), dated 01/30/2015, to be repurchased at $7,900,015 on 02/02/2015. Collateralized by U.S. Government Agency Obligations, 4.00%, due 06/01/2044 - 11/01/2044, and with a total value of $8,058,962.	7,900,000	7,900,000

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

ING Financial Markets LLC
0.06% (B), dated 01/30/2015, to be repurchased at $5,000,008 on 02/02/2015. Collateralized by U.S. Government Obligations, 1.50% - 3.63%, due 08/31/2018 - 02/15/2044, and with a total value of $5,103,262.

	$ 5,000,000	$ 5,000,000
State Street Bank & Trust Co. 0.01% (B), dated 01/30/2015, to be repurchased at $379,012 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/15/2040, and with a value of $390,319.	379,012	379,012

Total Repurchase Agreements (Cost $13,279,012)		13,279,012

Total Investments (Cost $155,146,722) (D)		155,146,722
Net Other Assets (Liabilities) - (0.1)%		(151,379)

Net Assets - 100.0%		$ 154,995,343

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Corporate Debt Security	$—	$3,000,000	$—	$3,000,000
Certificates of Deposit	—	21,475,247	—	21,475,247
Commercial Paper	—	117,392,463	—	117,392,463
Repurchase Agreements	—	13,279,012	—	13,279,012

Total Investments	$—	$155,146,722	$—	$155,146,722

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Total aggregate value of illiquid securities is $7,700,000, representing 4.97% of the Fund’s net assets.
(B)	Rate disclosed reflects the yield at January 31, 2015.
(C)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $81,665,790, representing 52.69% of the Fund’s net assets.
(D)	Aggregate cost for federal income tax purposes is $155,146,722.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 10.8%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042	$ 1,706,800	$ 1,881,476
3.63%, 02/15/2044	6,206,400	8,033,409
4.50%, 02/15/2036	807,500	1,152,327
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	994,231	1,291,957
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	440,084	445,482
0.63%, 01/15/2024	3,533,416	3,722,785
U.S. Treasury Note
0.38%, 03/31/2016 - 10/31/2016	4,507,800	4,506,544
0.50%, 09/30/2016	6,805,000	6,818,821
0.88%, 04/15/2017 - 04/30/2017	3,697,700	3,725,065
1.00%, 09/15/2017 (A)	165,000	166,353
1.00%, 11/30/2019	2,677,200	2,654,610
1.25%, 11/30/2018	3,955,000	3,990,532
1.63%, 03/31/2019 - 11/15/2022	11,991,300	12,226,052
2.25%, 11/15/2024 (A)	592,700	623,076
2.50%, 05/15/2024	5,371,300	5,761,557

Total U.S. Government Obligations (Cost $53,828,420)		57,000,046

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.0%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018	14,800	15,635
5.50%, 09/01/2018 - 06/01/2041	361,788	403,235
Federal National Mortgage Association
2.04%, 02/01/2043 (B)	339,472	352,879
3.00%, TBA	3,263,000	3,373,916
3.33%, 10/25/2023 (B)	190,000	206,903
3.34%, 06/01/2041 (B)	119,021	126,305
3.50%, 07/01/2028 - 11/01/2028	787,933	848,185
3.50%, TBA	11,109,000	11,750,956
3.50%, 09/01/2041 (B)	87,074	92,635
4.00%, 04/01/2026	28,190	30,220
4.00%, TBA	5,011,000	5,366,468
4.50%, 02/01/2025 - 06/01/2026	725,992	784,451
4.50%, TBA	3,204,000	3,477,216
5.00%, 05/01/2018	8,426	8,888
5.00%, TBA	2,128,000	2,352,687
5.50%, 07/01/2019 - 11/01/2038	532,641	600,686
6.00%, 08/01/2036 - 06/01/2041	1,338,730	1,524,148
6.50%, 05/01/2040	385,412	438,838
Government National Mortgage Association, IO
0.97%, 02/16/2053 (B)	931,497	69,690

Total U.S. Government Agency Obligations (Cost $31,501,977)		31,823,941

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazilian Government International Bond
4.25%, 01/07/2025	330,000	329,175
Colombia Government International Bond
4.00%, 02/26/2024	235,000	243,813
Export-Import Bank of Korea
4.00%, 01/11/2017	515,000	541,274
Indonesia Government International Bond
5.38%, 10/17/2023 (C)	315,000	352,012
Mexico Government International Bond
4.00%, 10/02/2023 (A)	630,000	666,225
Peruvian Government International Bond
7.35%, 07/21/2025 (A)	125,000	169,688

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Turkey Government International Bond
5.75%, 03/22/2024 (A)	$ 400,000	$ 458,000

Total Foreign Government Obligations (Cost $2,624,796)		2,760,187

MORTGAGE-BACKED SECURITIES - 4.8%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.59%, 06/10/2049 (B)	277,564	300,135
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1
5.59%, 06/15/2049 (B) (C)	360,000	387,147
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 (C)	460,000	461,071
Series 2012-TFT, Class C
3.47%, 06/05/2030 (B) (C)	1,070,000	1,045,577
BB-UBS Trust, IO
Series 2012-SHOW, Class XA
0.60%, 11/05/2036 (B) (C)	3,045,000	167,012
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.70%, 08/26/2035 (B) (C)	243,319	240,577
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 (B) (C)	47,661	47,713
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 (B) (C)	250,774	266,389
Series 2009-RR6, Class 2A1
2.55%, 08/26/2035 (B) (C)	764,148	761,173
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 (B) (C)	273,588	280,190
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	318,086	337,400
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	228,358	243,133
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (B)	331,879	362,816
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047	145,000	157,932
Series 2014-GC19, Class A4
4.02%, 03/10/2047	220,000	243,084
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 (B) (C)	100,000	104,735
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (B)	70,000	79,808
Series 2013-GAM, Class A2
3.37%, 02/10/2028 (C)	110,000	113,809
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	155,000	171,422
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 (C)	380,000	386,726
Series 2014-CR14, Class B
4.61%, 02/10/2047 (B)	150,000	168,203
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (B)	70,000	76,289

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1
4.74%, 08/26/2036 (B) (C)	$ 900,234	$ 905,596
CSMC Trust
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 (C)	450,937	456,184
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 (B) (C)	585,000	613,684
Series 2013-8R, Class 3A1
0.32%, 03/27/2036 (B) (C)	688,746	672,341
Series 2014-4R, Class 21A1
0.49%, 12/27/2035 (B) (C)	986,707	939,179
DBRR Trust
Series 2011-C32, Class A3A
5.72%, 06/17/2049 (B) (C)	150,000	161,728
Extended Stay America Trust
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 (C)	165,000	169,356
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.44%, 12/10/2027 (B) (C)	320,000	307,616
Hilton USA Trust, IO
Series 2013-HLT, Class X1FX
0.09%, 11/05/2030 (B) (C)	15,000,000	12,045
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.59%, 12/26/2037 (B) (C)	202,407	201,817
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 (C)	116,652	121,488
Series 2009-R7, Class 12A1
2.62%, 08/26/2036 (B) (C)	89,050	88,112
Series 2009-R7, Class 1A1
2.35%, 02/26/2036 (B) (C)	386,005	379,339
Series 2009-R7, Class 4A1
2.39%, 09/26/2034 (B) (C)	211,897	208,225
Series 2009-R9, Class 1A1
2.24%, 08/26/2046 (B) (C)	168,767	170,559
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 (C)	110,757	114,152
Series 2010-R3, Class 1A1
2.67%, 03/21/2036 (B) (C)	70,222	70,343
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.43%, 12/12/2044 (B)	100,000	103,688
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (B)	486,844	519,497
Series 2007-CB20, Class AM
5.88%, 02/12/2051 (B)	360,000	397,009
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (B)	403,381	441,344
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	326,704	349,935
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (B)	109,027	114,770
Series 2010-C1, Class B
5.95%, 06/15/2043 (C)	370,000	416,043
Series 2012-WLDN, Class A
3.91%, 05/05/2030 (C)	924,000	991,733
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
2.80%, 01/27/2047 (B) (C)	78,063	78,674
Series 2010-4, Class 7A1
1.87%, 08/26/2035 (B) (C)	126,982	126,754
Series 2014-2, Class 6A1
2.82%, 05/26/2037 (B) (C)	1,012,965	1,018,839

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (B)	$ 125,000	$ 125,595
Series 2007-C7, Class AM
6.17%, 09/15/2045 (B)	110,000	123,102
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.29%, 11/12/2037 (B)	300,000	307,495
Series 2007-C1, Class A1A
5.84%, 06/12/2050 (B)	130,891	140,000
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.61%, 04/12/2049 (B)	56,616	56,635
Series 2007-HQ12, Class AM
5.61%, 04/12/2049 (B)	280,000	299,816
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	466,744	497,511
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	110,000	117,431
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (B)	127,729	138,133
Series 2007-IQ15, Class AM
5.91%, 06/11/2049 (B)	335,000	361,495
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 (C) (D)	98,931	98,807
Series 2012-XA, Class A
2.00%, 07/27/2049 (C)	113,072	113,320
Series 2014-R3, Class 2A
3.00%, 07/26/2048 (B) (C)	1,269,364	1,290,706
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 (C)	350,000	350,506
Series 2012-MTL6, Class C
3.14%, 10/05/2025 (C)	543,000	544,183
Nationstar Mortgage Loan Trust
Series 2013-A, Class A
3.75%, 12/25/2052 (B) (C)	791,339	813,475
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 (B) (C)	338,630	351,021
Series 2014-2A, Class A3
3.75%, 05/25/2054	909,276	940,576
Series 2014-3A, Class AFX3
3.75%, 11/25/2054 (B) (C)	675,637	699,457
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.47%, 01/11/2037 (B) (C)	410,000	405,771
SCG Trust
Series 2013-SRP1, Class A
1.57%, 11/15/2026 (B) (C)	230,000	230,222
Series 2013-SRP1, Class AJ
2.12%, 11/15/2026 (B) (C)	145,000	145,450
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 (C)	152,899	152,899
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.24%, 07/15/2042 (B)	320,000	325,976
Series 2006-WL7A, Class H
0.57%, 09/15/2021 (B) (C)	185,000	179,986
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Re-REMIC Trust (continued)
1.75%, 08/20/2021 (C)	$ 81,405	$ 81,355

Total Mortgage-Backed Securities (Cost $25,289,553)		25,443,314

ASSET-BACKED SECURITIES - 2.8%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 (C)	559,237	650,423
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	200,000	203,002
Series 2012-2, Class C
2.64%, 10/10/2017	125,000	127,020
Series 2012-3, Class C
2.42%, 05/08/2018	120,000	121,812
BXG Receivables Note Trust
Series 2015-A, Class A
2.88%, 05/02/2030 (C)	545,000	545,177
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class B
1.78%, 06/17/2019 (C)	60,000	60,626
Series 2013-BA, Class C
2.24%, 09/16/2019 (C)	60,000	60,705
Series 2014-AA, Class B
1.76%, 08/15/2019 (C)	75,000	75,615
Series 2014-AA, Class C
2.28%, 11/15/2019 (C)	95,000	96,093
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A
1.21%, 10/15/2020 (C)	250,000	250,220
Series 2013-2A, Class A
1.50%, 04/15/2021 (C)	250,000	250,886
DT Auto Owner Trust
Series 2012-1A, Class D
4.94%, 07/16/2018 (C)	154,086	156,064
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class D
3.50%, 01/15/2019	100,000	104,027
Series 2012-5, Class C
2.14%, 09/15/2019	100,000	100,795
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 (C)	250,000	248,750
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (C)	395,000	392,037
Series 2013-T1, Class A2
1.50%, 01/16/2046 (C)	460,000	455,400
HSBC Home Equity Loan Trust
Series 2006-3, Class M1
0.43%, 03/20/2036 (B)	775,000	746,507
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 09/20/2031 (C)	593,130	591,629
Nelnet Student Loan Trust
Series 2008-3, Class A4
1.88%, 11/25/2024 (B)	205,000	214,351
Series 2014-2A, Class A3
1.02%, 07/27/2037 (B) (C)	165,000	164,668
Prestige Auto Receivables Trust
Series 2013-1A, Class A2
1.09%, 02/15/2018 (C)	56,390	56,462

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Prestige Auto Receivables Trust (continued)
Series 2013-1A, Class A3
1.33%, 05/15/2019 (C)	$ 110,000	$ 110,303
Series 2014-1A, Class A2
0.97%, 03/15/2018 (C)	154,556	154,690
Santander Drive Auto Receivables Trust
Series 2012-AA, Class C
1.78%, 11/15/2018 (C)	795,000	797,914
Series 2013-3, Class B
1.19%, 05/15/2018	350,000	350,559
Series 2013-4, Class C
3.25%, 01/15/2020	170,000	175,402
Series 2013-A, Class B
1.89%, 10/15/2019 (C)	280,000	282,829
Series 2013-A, Class C
3.12%, 10/15/2019 (C)	110,000	112,964
SBA Tower Trust
Series 2014-1A, Class C
2.90%, 10/15/2044 (C)	1,260,000	1,282,485
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B
2.70%, 10/20/2030 (C)	210,904	211,518
Series 2014-3A, Class A
2.30%, 10/20/2031 (C)	514,154	512,941
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.67%, 01/15/2043 (B) (C)	250,000	265,842
Series 2011-B, Class A2
3.74%, 02/15/2029 (C)	100,000	105,830
Series 2011-B, Class A3
2.42%, 06/16/2042 (B) (C)	100,000	105,765
Series 2011-C, Class A2A
3.42%, 10/17/2044 (B) (C)	150,000	161,550
Series 2011-C, Class A2B
4.54%, 10/17/2044 (C)	140,000	151,597
Series 2012-B, Class A2
3.48%, 10/15/2030 (C)	400,000	417,391
Series 2012-E, Class A2B
1.92%, 06/15/2045 (B) (C)	535,000	550,269
Series 2013-A, Class A2B
1.22%, 05/17/2027 (B) (C)	470,000	473,150
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 (C)	493,629	508,452
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (C)	348,480	348,690
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A
1.12%, 10/15/2021 (B) (C) (D)	1,840,000	1,840,843

Total Asset-Backed Securities (Cost $14,497,953)		14,593,253

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	45,000	66,939
Metropolitan Transportation Authority, Revenue Bonds
Series E
6.81%, 11/15/2040	45,000	64,551
Municipal Electric Authority of Georgia, Revenue Bonds
6.64%, 04/01/2057	35,000	49,542

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey State Turnpike Authority, Revenue Bonds
Series F
7.41%, 01/01/2040	$ 54,000	$ 84,617
New York City Water & Sewer System, Revenue Bonds
5.88%, 06/15/2044	45,000	64,221
New York State Dormitory Authority, Revenue Bonds
Series H
5.39%, 03/15/2040	40,000	51,542
Port Authority of New York & New Jersey, Revenue Bonds
4.96%, 08/01/2046	70,000	84,725
State of California, General Obligation Unlimited
7.60%, 11/01/2040	200,000	327,846
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	190,000	197,560
University of California, Revenue Bonds
Series AD
4.86%, 05/15/2112	40,000	46,510

Total Municipal Government Obligations (Cost $899,877)		1,038,053

CORPORATE DEBT SECURITIES - 13.2%
Aerospace & Defense - 0.1%
Exelis, Inc.
5.55%, 10/01/2021	480,000	530,723

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	225,000	263,032
5.10%, 01/15/2044	160,000	192,016

		455,048

Airlines - 0.3%
American Airlines Pass-Through Trust
3.70%, 04/01/2028	575,000	579,313
United Airlines Pass-Through Trust
3.75%, 03/03/2028	975,000	975,000
United Continental Holdings, Inc.
6.00%, 07/15/2028	95,000	91,556

		1,645,869

Automobiles - 0.0% (E)
General Motors Co.
4.88%, 10/02/2023	105,000	114,558
6.25%, 10/02/2043	65,000	80,943

		195,501

Banks - 1.8%
Barclays Bank PLC
10.18%, 06/12/2021 (C)	1,250,000	1,711,440
BPCE SA
4.00%, 04/15/2024 (A)	250,000	271,371
5.15%, 07/21/2024 (C)	205,000	219,574
Branch Banking & Trust Co.
3.80%, 10/30/2026	355,000	380,773
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%, 01/14/2019	250,000	254,442
11.00%, 06/30/2019 (B) (C) (F)	1,285,000	1,654,438
HSBC Bank Brasil SA - Banco Multiplo Series MTN
4.00%, 05/11/2016 (C)	610,000	618,845

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (C)	$ 590,000	$ 607,682
Korea Development Bank
3.50%, 08/22/2017	515,000	538,050
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (C)	285,000	286,614
Nordea Bank AB
4.25%, 09/21/2022 (C)	1,500,000	1,599,525
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	245,000	246,904
6.00%, 12/19/2023	215,000	240,884
Societe Generale SA
5.00%, 01/17/2024 (A) (C)	415,000	433,892
Wells Fargo & Co.
2.15%, 01/15/2019 (A)	111,000	112,701
4.13%, 08/15/2023	105,000	112,853
5.38%, 11/02/2043	220,000	266,012
5.90%, 06/15/2024 (B) (F)	139,000	142,823

		9,698,823

Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	155,000	158,517
3.70%, 02/01/2024 (A)	215,000	232,428

		390,945

Biotechnology - 0.1%
Amgen, Inc.
5.15%, 11/15/2041	120,000	142,187
5.65%, 06/15/2042	100,000	126,515

		268,702

Capital Markets - 1.0%
Ameriprise Financial, Inc.
3.70%, 10/15/2024 (A)	470,000	501,583
Bank of New York Mellon Corp. Series MTN
2.10%, 01/15/2019	155,000	157,826
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	215,000	219,195
2.90%, 07/19/2018	290,000	299,487
3.63%, 02/07/2016 - 01/22/2023	654,000	675,678
5.75%, 01/24/2022	98,000	116,267
6.25%, 02/01/2041	60,000	79,741
6.75%, 10/01/2037	65,000	85,354
Series MTN
1.84%, 11/29/2023 (B)	155,000	159,601
Macquarie Group, Ltd.
6.25%, 01/14/2021 (A) (C)	955,000	1,115,450
Morgan Stanley
1.40%, 01/27/2020 (B)	985,000	992,116
5.00%, 11/24/2025	215,000	236,486
UBS AG
7.63%, 08/17/2022	730,000	871,354

		5,510,138

Chemicals - 0.2%
LyondellBasell Industries NV
5.00%, 04/15/2019	420,000	464,731
Monsanto Co.
4.40%, 07/15/2044	375,000	415,656

		880,387

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC
3.85%, 11/15/2024 (C)	$ 560,000	$ 591,129
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (C)	340,000	337,333

		928,462

Communications Equipment - 0.0% (E)
Cisco Systems, Inc.
2.13%, 03/01/2019 (A)	175,000	179,577

Construction & Engineering - 0.0% (E)
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2022 (A) (C)	188,500	135,154

Construction Materials - 0.2%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	705,000	761,956

Consumer Finance - 0.0% (E)
Discover Financial Services
3.85%, 11/21/2022	217,000	227,735

Diversified Financial Services - 1.2%
Bank of America Corp.
2.60%, 01/15/2019	189,000	192,983
2.65%, 04/01/2019	770,000	786,416
4.10%, 07/24/2023	154,000	166,895
5.42%, 03/15/2017	400,000	430,369
5.75%, 12/01/2017	250,000	277,438
Citigroup, Inc.
2.50%, 09/26/2018	183,000	187,033
2.55%, 04/08/2019	335,000	341,785
3.38%, 03/01/2023	163,000	168,839
4.45%, 01/10/2017	89,000	94,247
4.95%, 11/07/2043	60,000	70,766
6.68%, 09/13/2043	60,000	80,216
General Electric Capital Corp.
7.13%, 06/15/2022 (B) (F)	825,000	960,094
Series MTN
6.88%, 01/10/2039	65,000	96,291
JPMorgan Chase & Co.
3.20%, 01/25/2023	676,000	691,820
3.25%, 09/23/2022	123,000	126,783
4.75%, 03/01/2015	265,000	265,882
4.85%, 02/01/2044 (A)	60,000	70,711
6.75%, 02/01/2024 (B) (F)	48,000	51,345
Series MTN
1.35%, 02/15/2017	450,000	451,349
MassMutual Global Funding II
2.35%, 04/09/2019 (A) (C)	200,000	205,456
Oaktree Capital Management, LP
6.75%, 12/02/2019 (C)	545,000	654,797

		6,371,515

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
2.30%, 03/11/2019 (A)	310,000	315,591
4.35%, 06/15/2045	120,000	119,282
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	170,000	176,587
Level 3 Financing, Inc.
8.13%, 07/01/2019	400,000	424,500
Sprint Capital Corp.
6.88%, 11/15/2028	135,000	124,200
Verizon Communications, Inc.
2.63%, 02/21/2020 (C)	397,000	401,571

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
3.45%, 03/15/2021	$ 390,000	$ 409,265
3.85%, 11/01/2042	551,000	521,663
4.50%, 09/15/2020	140,000	154,490
6.55%, 09/15/2043	377,000	509,267

		3,156,416

Electric Utilities - 0.6%
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044 (A)	210,000	254,028
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	125,000	156,384
8.88%, 11/15/2018	28,000	34,987
Commonwealth Edison Co.
4.70%, 01/15/2044 (A)	135,000	167,578
Duke Energy Carolinas LLC
4.25%, 12/15/2041	134,000	155,625
Duke Energy Corp.
3.75%, 04/15/2024	35,000	38,154
Entergy Arkansas, Inc.
3.70%, 06/01/2024 (A)	206,000	225,017
Georgia Power Co.
3.00%, 04/15/2016	395,000	406,626
Jersey Central Power & Light Co.
7.35%, 02/01/2019	116,000	138,846
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (C)	410,000	463,549
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	42,000	46,621
5.30%, 06/01/2042	75,000	99,974
Pacific Gas & Electric Co.
4.75%, 02/15/2044	62,000	74,452
PacifiCorp
3.60%, 04/01/2024 (A)	425,000	463,427
5.75%, 04/01/2037	125,000	171,761
Progress Energy, Inc.
4.88%, 12/01/2019	21,000	23,690

		2,920,719

Energy Equipment & Services - 0.1%
Schlumberger Investment SA
3.65%, 12/01/2023	105,000	114,337
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	120,000	125,815
4.63%, 03/01/2034	110,000	119,025
Weatherford International, Ltd.
5.95%, 04/15/2042	120,000	88,411

		447,588

Food & Staples Retailing - 0.3%
CVS Health Corp.
5.30%, 12/05/2043	42,000	53,598
Sysco Corp.
2.35%, 10/02/2019	595,000	608,752
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	149,000	163,377
4.30%, 04/22/2044	120,000	138,355
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	707,000	733,808

		1,697,890

Food Products - 0.0% (E)
Mondelez International, Inc.
2.25%, 02/01/2019	200,000	202,351

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co.
2.68%, 12/15/2019	$ 270,000	$ 277,122
Boston Scientific Corp.
2.65%, 10/01/2018	187,000	190,652

		467,774

Health Care Providers & Services - 0.3%
Aetna, Inc.
4.75%, 03/15/2044 (A)	44,000	52,675
Anthem, Inc.
1.88%, 01/15/2018	239,000	241,590
2.30%, 07/15/2018	564,000	574,755
3.30%, 01/15/2023	75,000	76,689
Coventry Health Care, Inc.
5.45%, 06/15/2021	177,000	208,664
Tenet Healthcare Corp.
6.25%, 11/01/2018	165,000	179,231
UnitedHealth Group, Inc.
3.38%, 11/15/2021	61,000	65,400

		1,399,004

Hotels, Restaurants & Leisure - 0.0% (E)
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018	11,000	11,275
4.88%, 11/01/2020 (A)	20,000	20,600

		31,875

Industrial Conglomerates - 0.0% (E)
General Electric Co.
4.50%, 03/11/2044	117,000	136,931

Insurance - 1.7%
American International Group, Inc.
4.13%, 02/15/2024	171,000	187,543
8.18%, 05/15/2068 (B)	61,000	83,570
Fidelity National Financial, Inc.
5.50%, 09/01/2022	195,000	215,832
Genworth Holdings, Inc.
7.63%, 09/24/2021 (A)	145,000	142,134
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	1,195,000	1,387,497
Lincoln National Corp.
8.75%, 07/01/2019	630,000	801,945
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (C)	640,000	642,888
3.88%, 04/11/2022 (C)	750,000	816,935
Pacific Life Insurance Co.
9.25%, 06/15/2039 (C)	705,000	1,175,441
Principal Financial Group, Inc.
8.88%, 05/15/2019	345,000	439,193
Prudential Financial, Inc.
Series MTN
5.38%, 06/21/2020	228,000	264,144
7.38%, 06/15/2019	189,000	230,612
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (B)	1,442,000	1,447,407
ZFS Finance USA Trust II
6.45%, 12/15/2065 (B) (C)	1,195,000	1,248,775

		9,083,916

IT Services - 0.1%
International Business Machines Corp.
3.63%, 02/12/2024 (A)	283,000	304,787

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
MasterCard, Inc.
2.00%, 04/01/2019	$ 173,000	$ 177,522
3.38%, 04/01/2024	111,000	118,533

		600,842

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	443,000	451,795
5.30%, 02/01/2044	23,000	28,398

		480,193

Media - 0.6%
CBS Corp.
4.63%, 05/15/2018	78,000	84,941
5.75%, 04/15/2020	62,000	72,581
CCO Holdings LLC / CCO Holdings Capital Corp.
7.25%, 10/30/2017 (A)	530,000	551,200
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	400,000	412,500
Comcast Corp.
5.88%, 02/15/2018	313,000	355,340
Cox Communications, Inc.
8.38%, 03/01/2039 (C)	217,000	324,308
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	215,000	235,943
5.00%, 03/01/2021	115,000	128,929
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (C) (F)	200,000	212,520
NBCUniversal Media LLC
4.38%, 04/01/2021	189,000	211,609
4.45%, 01/15/2043	159,000	182,824
5.15%, 04/30/2020	283,000	327,252

		3,099,947

Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (A)	140,000	150,562
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	140,000	125,437
Novelis, Inc.
8.75%, 12/15/2020	250,000	268,125
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (A)	119,000	117,767

		661,891

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024 (A)	70,000	75,732
4.88%, 03/01/2044	152,000	182,248
Dominion Resources, Inc.
1.95%, 08/15/2016	362,000	367,210
PG&E Corp.
2.40%, 03/01/2019	87,000	88,658

		713,848

Oil, Gas & Consumable Fuels - 1.0%
Apache Corp.
4.25%, 01/15/2044 (A)	47,000	44,021
4.75%, 04/15/2043	65,000	65,440
BP Capital Markets PLC
2.24%, 05/10/2019 (A)	325,000	329,312
Energy Transfer Partners, LP
5.95%, 10/01/2043	120,000	137,602

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.
2.45%, 04/01/2020	$ 290,000	$ 295,342
Exxon Mobil Corp.
1.82%, 03/15/2019	500,000	511,916
Husky Energy, Inc.
4.00%, 04/15/2024 (A)	140,000	139,572
Kerr-McGee Corp.
6.95%, 07/01/2024	150,000	185,341
Kinder Morgan Energy Partners, LP
2.65%, 02/01/2019	217,000	217,152
4.15%, 02/01/2024	465,000	479,486
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (A)	180,000	172,350
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	240,000	183,000
MEG Energy Corp.
6.50%, 03/15/2021 (C)	150,000	135,750
Murphy Oil Corp.
2.50%, 12/01/2017	250,000	246,066
Nexen Energy ULC
5.88%, 03/10/2035	10,000	12,028
Noble Energy, Inc.
6.00%, 03/01/2041	150,000	167,351
8.25%, 03/01/2019	139,000	168,089
Peabody Energy Corp.
6.25%, 11/15/2021 (A)	135,000	101,250
Petrobras Global Finance BV
6.25%, 03/17/2024 (A)	440,000	397,465
Petroleos Mexicanos
3.50%, 01/30/2023	145,000	137,235
Range Resources Corp.
5.75%, 06/01/2021 (A)	40,000	41,000
Shell International Finance BV
2.00%, 11/15/2018	283,000	288,204
4.55%, 08/12/2043	169,000	202,724
Western Gas Partners, LP
5.38%, 06/01/2021	225,000	251,067
Williams Cos., Inc.
3.70%, 01/15/2023	64,000	58,225
7.88%, 09/01/2021	100,000	113,798
Williams Partners, LP
5.40%, 03/04/2044	104,000	105,597

		5,186,383

Paper & Forest Products - 0.1%
International Paper Co.
4.75%, 02/15/2022	630,000	703,159

Pharmaceuticals - 0.3%
AbbVie, Inc.
4.40%, 11/06/2042	95,000	103,676
Actavis, Inc.
3.25%, 10/01/2022	210,000	208,592
4.63%, 10/01/2042	195,000	197,391
Bristol-Myers Squibb Co.
4.50%, 03/01/2044 (A)	222,000	258,104
Merck & Co., Inc.
1.30%, 05/18/2018	250,000	251,508
Perrigo Co. PLC
2.30%, 11/08/2018 (A)	390,000	394,877
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	70,000	74,035

		1,488,183

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts - 0.8%
ARC Properties Operating Partnership, LP
2.00%, 02/06/2017	$ 470,000	$ 451,180
3.00%, 02/06/2019	205,000	195,861
Kilroy Realty, LP
4.25%, 08/15/2029	865,000	926,412
Realty Income Corp.
3.88%, 07/15/2024	750,000	795,010
Simon Property Group, LP
3.38%, 10/01/2024 (A)	895,000	941,879
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	61,000	61,924
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (C)	570,000	580,472

		3,952,738

Road & Rail - 0.0% (E)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023 (A)	40,000	41,090
3.75%, 04/01/2024	37,000	40,059

		81,149

Semiconductors & Semiconductor Equipment - 0.1%
KLA-Tencor Corp.
4.13%, 11/01/2021	520,000	547,324

Software - 0.0% (E)
First Data Corp.
7.38%, 06/15/2019 (C)	200,000	209,750

Technology Hardware, Storage & Peripherals - 0.1%
Hewlett-Packard Co.
3.75%, 12/01/2020	215,000	228,024

Tobacco - 0.1%
Altria Group, Inc.
4.00%, 01/31/2024	114,000	123,676
Philip Morris International, Inc.
1.88%, 01/15/2019 (A)	243,000	246,373
4.88%, 11/15/2043	81,000	96,066

		466,115

Wireless Telecommunication Services - 0.7%
America Movil SAB de CV
2.38%, 09/08/2016	300,000	305,709
3.13%, 07/16/2022	200,000	201,900
4.38%, 07/16/2042	300,000	303,558
Crown Castle Towers LLC
4.88%, 08/15/2040 (C)	525,000	581,648
6.11%, 01/15/2040 (C)	1,125,000	1,301,136
SBA Tower Trust
2.24%, 04/15/2043 (C)	215,000	214,584
Sprint Communications, Inc.
9.00%, 11/15/2018 (C)	305,000	351,512
Sprint Corp.
7.88%, 09/15/2023	155,000	157,131
T-Mobile USA, Inc.
6.46%, 04/28/2019	20,000	20,725
6.63%, 04/28/2021	55,000	57,104
6.73%, 04/28/2022	55,000	56,994
6.84%, 04/28/2023	15,000	15,638

		3,567,639

Total Corporate Debt Securities (Cost $67,459,742)		69,712,184

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.0%
U.S. Treasury Bill
0.00%, 02/19/2015 (G) (H)	$ 2,810,000	$ 2,809,998
0.01%, 02/26/2015 (G)	2,811,500	2,811,472
0.02%, 02/05/2015 (G)	5,783,600	5,783,584
0.03%, 03/12/2015 (G)	14,970,400	14,969,976
0.04%, 05/28/2015 (G) (I)	400,000	399,904

Total Short-Term U.S. Government Obligations (Cost $26,774,934)		26,774,934

	Shares	Value
PREFERRED STOCKS - 0.1%
Capital Markets - 0.0% (E)
State Street Corp.
Series D, 5.90% (B)	3,072	81,193
Diversified Financial Services - 0.1%
Citigroup Capital XIII
7.88% (B)	12,963	342,871
Electric Utilities - 0.0% (E)
SCE Trust III
5.75% (B)	960	26,275

Total Preferred Stocks (Cost $456,527)		450,339

COMMON STOCKS - 58.9%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	37,340	3,650,359
L-3 Communications Holdings, Inc.	8,695	1,070,528
Precision Castparts Corp.	2,003	400,800
United Technologies Corp.	43,001	4,935,655

		10,057,342

Airlines - 0.5%
Delta Air Lines, Inc.	24,580	1,162,880
United Continental Holdings, Inc. (J)	17,759	1,231,942

		2,394,822

Auto Components - 0.0% (E)
Johnson Controls, Inc.	5,606	260,511

Automobiles - 0.3%
General Motors Co.	55,172	1,799,711

Banks - 1.7%
BB&T Corp.	28,732	1,013,952
PNC Financial Services Group, Inc.	7,422	627,456
Regions Financial Corp.	21,985	191,270
SVB Financial Group (J)	2,761	311,717
Wells Fargo & Co.	137,364	7,131,939

		9,276,334

Beverages - 1.6%
Coca-Cola Co.	83,083	3,420,527
Coca-Cola Enterprises, Inc.	9,589	403,697
Constellation Brands, Inc., Class A (J)	18,817	2,078,338
Dr. Pepper Snapple Group, Inc.	7,316	565,307
Molson Coors Brewing Co., Class B	14,816	1,124,979
PepsiCo, Inc.	10,321	967,903

		8,560,751

	Shares	Value
COMMON STOCKS (continued)
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (J)	5,028	$ 921,331
Amgen, Inc.	1,086	165,354
Biogen Idec, Inc. (J)	9,220	3,588,055
Celgene Corp. (J)	28,074	3,345,298
Gilead Sciences, Inc. (J)	17,265	1,809,890
Vertex Pharmaceuticals, Inc. (J)	7,969	877,706

		10,707,634

Building Products - 0.2%
Fortune Brands Home & Security, Inc.	3,856	172,710
Masco Corp.	27,311	678,406

		851,116

Capital Markets - 1.8%
Bank of New York Mellon Corp.	5,607	201,852
BlackRock, Inc., Class A	1,835	624,836
Charles Schwab Corp.	63,717	1,655,368
Goldman Sachs Group, Inc.	6,481	1,117,389
Invesco, Ltd.	53,394	1,961,162
Morgan Stanley	80,897	2,735,127
State Street Corp.	19,348	1,383,575

		9,679,309

Chemicals - 0.9%
Axiall Corp.	9,889	437,588
Dow Chemical Co.	5,935	268,025
E.I. du Pont de Nemours & Co.	24,451	1,741,156
Monsanto Co.	4,490	529,730
Mosaic Co.	35,713	1,738,866

		4,715,365

Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	6,636	270,815

Communications Equipment - 1.0%
Cisco Systems, Inc.	118,475	3,123,594
QUALCOMM, Inc.	38,611	2,411,643

		5,535,237

Construction & Engineering - 0.4%
Fluor Corp.	37,399	2,004,212

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	3,855	415,338

Consumer Finance - 0.2%
Capital One Financial Corp.	12,475	913,295
Navient Corp.	4,234	83,579

		996,874

Containers & Packaging - 0.2%
Crown Holdings, Inc. (J)	17,781	787,876
Sealed Air Corp., Class A	2,674	108,297

		896,173

Diversified Financial Services - 2.4%
Bank of America Corp.	292,672	4,433,981
Berkshire Hathaway, Inc., Class B (J)	23,909	3,440,744
Citigroup, Inc.	79,486	3,731,868
Intercontinental Exchange, Inc.	4,124	848,430

		12,455,023

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services - 0.9%
AT&T, Inc. (A)	1,446	$ 47,602
Verizon Communications, Inc.	97,887	4,474,415

		4,522,017

Electric Utilities - 1.3%
Edison International	36,344	2,476,844
Exelon Corp. (A)	43,534	1,568,965
NextEra Energy, Inc.	22,068	2,410,708
Pinnacle West Capital Corp.	2,374	166,607
Xcel Energy, Inc.	10,839	406,788

		7,029,912

Electrical Equipment - 0.8%
Eaton Corp. PLC	33,813	2,133,262
Emerson Electric Co.	35,496	2,021,142

		4,154,404

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.	21,824	518,757
TE Connectivity, Ltd.	6,560	435,518

		954,275

Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	16,852	977,247
Ensco PLC, Class A (A)	4,084	114,515
Halliburton Co.	35,536	1,421,085
Schlumberger, Ltd.	30,445	2,508,364

		5,021,211

Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	12,812	1,831,988
CVS Health Corp.	28,179	2,766,051
Kroger Co.	11,084	765,350
Wal-Mart Stores, Inc.	7,674	652,136

		6,015,525

Food Products - 1.0%
Archer-Daniels-Midland Co.	30,338	1,414,661
General Mills, Inc.	3,639	190,975
Hershey Co.	1,200	122,652
Kellogg Co.	3,576	234,514
Mondelez International, Inc., Class A	89,958	3,170,120

		5,132,922

Gas Utilities - 0.2%
AGL Resources, Inc.	9,895	557,880
Questar Corp.	19,103	495,723

		1,053,603

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	74,293	3,325,354
Becton Dickinson and Co.	7,847	1,083,514
Boston Scientific Corp. (J)	163,012	2,414,208
CareFusion Corp., Class A (J)	6,751	400,334
Medtronic PLC	3,481	248,529
Stryker Corp.	16,417	1,494,768

		8,966,707

Health Care Providers & Services - 1.5%
Aetna, Inc.	12,434	1,141,690
Humana, Inc., Class A	15,776	2,310,237
McKesson Corp.	10,518	2,236,653
UnitedHealth Group, Inc.	22,427	2,382,869

		8,071,449

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 0.6%
Royal Caribbean Cruises, Ltd., Class A	16,683	$ 1,260,401
Starbucks Corp.	17,985	1,574,227
Yum! Brands, Inc.	2,066	149,330

		2,983,958

Household Durables - 0.5%
Harman International Industries, Inc.	12,197	1,581,097
NVR, Inc. (J)	137	171,830
PulteGroup, Inc.	38,099	784,458

		2,537,385

Household Products - 1.2%
Kimberly-Clark Corp.	16,257	1,755,106
Procter & Gamble Co.	54,026	4,553,851

		6,308,957

Industrial Conglomerates - 0.3%
General Electric Co.	73,919	1,765,925

Insurance - 1.6%
ACE, Ltd.	22,774	2,458,681
American International Group, Inc.	26,350	1,287,724
Axis Capital Holdings, Ltd.	3,122	158,910
Hartford Financial Services Group, Inc.	8,982	349,400
Lincoln National Corp.	6,182	308,976
Marsh & McLennan Cos., Inc.	9,349	502,696
MetLife, Inc.	51,175	2,379,637
Prudential Financial, Inc.	6,748	512,038
Willis Group Holdings PLC	3,602	155,967
XL Group PLC, Class A	9,379	323,482

		8,437,511

Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (J)	3,089	1,095,143
Expedia, Inc. (A)	3,480	299,036
Priceline Group, Inc. (J)	1,539	1,553,590

		2,947,769

Internet Software & Services - 2.1%
Facebook, Inc., Class A (J)	48,211	3,659,697
Google, Inc., Class A (J)	6,922	3,720,921
Google, Inc., Class C (J)	6,552	3,502,175

		10,882,793

IT Services - 1.9%
Accenture PLC, Class A	26,827	2,254,273
Alliance Data Systems Corp. (J)	2,346	677,595
Cognizant Technology Solutions Corp., Class A (J)	30,166	1,632,886
Fidelity National Information Services, Inc.	12,446	777,004
International Business Machines Corp.	6,074	931,205
Visa, Inc., Class A (A)	14,083	3,589,897
Xerox Corp.	10,184	134,123

		9,996,983

Machinery - 0.9%
Cummins, Inc.	7,564	1,054,875
Ingersoll-Rand PLC	4,897	325,161
PACCAR, Inc.	37,058	2,227,556
Pall Corp. (A)	6,448	623,909
Snap-on, Inc.	1,027	136,293
SPX Corp.	6,052	505,766

		4,873,560

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media - 2.5%
CBS Corp., Class B	19,390	$ 1,062,766
Charter Communications, Inc., Class A (J)	6,479	979,074
Comcast Corp., Class A	66,676	3,543,496
DIRECTV (J)	3,034	258,740
DISH Network Corp., Class A (J)	13,301	935,725
Time Warner Cable, Inc.	4,742	645,528
Time Warner, Inc.	50,333	3,922,451
Twenty-First Century Fox, Inc., Class A	58,151	1,928,287

		13,276,067

Metals & Mining - 0.4%
Alcoa, Inc.	104,495	1,635,347
U.S. Steel Corp. (A)	27,870	681,143

		2,316,490

Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	22,643	522,827
CMS Energy Corp.	32,494	1,225,999
Dominion Resources, Inc.	10,055	773,129
NiSource, Inc., Class B	21,033	909,887
PG&E Corp.	20,504	1,205,840
Public Service Enterprise Group, Inc.	8,022	342,379

		4,980,061

Multiline Retail - 0.3%
Dollar General Corp. (J)	9,268	621,512
Dollar Tree, Inc. (J)	10,148	721,523

		1,343,035

Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp., Class A	8,670	708,772
California Resources Corp. (A) (J)	12,393	63,452
Cheniere Energy, Inc. (J)	4,619	329,704
Chevron Corp.	42,855	4,393,923
EOG Resources, Inc.	15,207	1,353,879
EQT Corp.	9,320	693,781
Exxon Mobil Corp.	60,192	5,261,985
Hess Corp. (A)	191	12,891
Marathon Oil Corp.	55,044	1,464,170
Occidental Petroleum Corp.	32,429	2,594,320
Phillips 66	18,805	1,322,368
Pioneer Natural Resources Co.	2,577	387,916

		18,587,161

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	9,970	703,782

Pharmaceuticals - 3.6%
Actavis PLC (J)	3,171	845,198
Allergan, Inc.	5,157	1,130,724
Bristol-Myers Squibb Co.	61,675	3,717,152
Johnson & Johnson	77,041	7,714,886
Merck & Co., Inc.	56,535	3,407,930
Perrigo Co. PLC	4,338	658,248
Pfizer, Inc.	46,029	1,438,406

		18,912,544

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts - 1.5%
AvalonBay Communities, Inc.	7,559	$ 1,307,632
Boston Properties, Inc.	4,370	606,556
Brixmor Property Group, Inc.	18,751	508,152
DiamondRock Hospitality Co.	24,428	354,939
Essex Property Trust, Inc.	809	182,875
Extra Space Storage, Inc.	2,771	182,886
Highwoods Properties, Inc.	7,742	363,874
Host Hotels & Resorts, Inc.	18,451	422,343
Liberty Property Trust, Series C	12,803	515,961
Mid-America Apartment Communities, Inc.	4,279	339,410
Omega Healthcare Investors, Inc.	8,042	352,722
Prologis, Inc., Class A	23,578	1,064,311
Public Storage	1,049	210,681
Simon Property Group, Inc.	8,318	1,652,454

		8,064,796

Road & Rail - 1.4%
Canadian Pacific Railway, Ltd.	5,132	896,406
CSX Corp.	57,406	1,911,620
Union Pacific Corp.	40,685	4,768,689

		7,576,715

Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc., Class A	6,689	152,777
Avago Technologies, Ltd., Class A	23,677	2,435,890
Broadcom Corp., Class A	49,667	2,107,619
Freescale Semiconductor, Ltd. (A) (J)	10,701	343,395
KLA-Tencor Corp.	15,152	931,393
LAM Research Corp.	32,120	2,455,253

		8,426,327

Software - 2.3%
Adobe Systems, Inc. (J)	36,937	2,590,392
Citrix Systems, Inc. (J)	12,674	751,061
Microsoft Corp.	169,973	6,866,909
Oracle Corp.	41,927	1,756,322
VMware, Inc., Class A (A) (J)	25	1,928

		11,966,612

Specialty Retail - 2.1%
AutoZone, Inc. (A) (J)	2,609	1,557,469
Best Buy Co., Inc.	13,231	465,731
Home Depot, Inc.	36,488	3,810,077
Lowe’s Cos., Inc.	45,643	3,092,770
Tiffany & Co. (A)	3,369	291,890
TJX Cos., Inc.	32,786	2,161,909

		11,379,846

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	107,912	12,642,970
Hewlett-Packard Co.	49,101	1,774,019

		14,416,989

Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc. (A) (J)	7,172	475,073
PVH Corp.	1,402	154,584
Ralph Lauren Corp., Class A (A)	7,984	1,332,450
VF Corp.	23,807	1,651,492

		3,613,599

Tobacco - 0.6%
Philip Morris International, Inc.	41,756	3,350,501

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.1%
WW Grainger, Inc. (A)	1,766	$ 416,493

Total Common Stocks (Cost $235,790,277)		311,864,451

SECURITIES LENDING COLLATERAL - 3.6%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (G)	19,323,411	19,323,411

Total Securities Lending Collateral (Cost $19,323,411)		19,323,411

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.01% (G), dated 01/30/2015, to be repurchased at $11,741,451 on 02/02/2015. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.75%, due 11/01/2027 - 11/15/2028, and with a total value of $11,980,345.	$ 11,741,441	11,741,441

Total Repurchase Agreement (Cost $11,741,441)		11,741,441

Total Investments (Cost $490,188,908) (K)		572,525,554
Net Other Assets (Liabilities) - (8.1)%		(42,855,349)

Net Assets - 100.0%		$ 529,670,205

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FUTURES CONTRACTS:

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500® E-Mini Index	Long	60	03/20/2015	$(109,533)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (M)	Value at January 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$57,000,046	$—	$57,000,046
U.S. Government Agency Obligations	—	31,823,941	—	31,823,941
Foreign Government Obligations	—	2,760,187	—	2,760,187
Mortgage-Backed Securities	—	25,344,507	98,807	25,443,314
Asset-Backed Securities	—	14,593,253	—	14,593,253
Municipal Government Obligations	—	1,038,053	—	1,038,053
Corporate Debt Securities	—	69,712,184	—	69,712,184
Short-Term U.S. Government Obligations	—	26,774,934	—	26,774,934
Preferred Stocks	450,339	—	—	450,339
Common Stocks	311,864,451	—	—	311,864,451
Securities Lending Collateral	19,323,411	—	—	19,323,411
Repurchase Agreement	—	11,741,441	—	11,741,441

Total Investments	$331,638,201	$240,788,546	$98,807	$572,525,554

LIABILITIES
Derivative Financial Instruments
Futures Contracts (N)	$(109,533)	$—	$—	$(109,533)

Total Derivative Financial Instruments	$(109,533)	$—	$—	$(109,533)

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3 (O)	Transfers from Level 3 to Level 2 (P)
Mortgage-Backed Securities	$—	$—	$98,807	$152,899

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $18,919,288. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Floating or variable rate security. Rate is disclosed as of January 31, 2015.
(C)

144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $49,577,042, representing 9.36% of the Fund’s net assets.

(D)

Fair valued as determined in good faith in accordance with procedures established by the board of trustees. Total aggregate fair value of securities is $1,939,650, representing 0.37% of the Fund’s net assets.

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	The security has a perpetual maturity; the date shown is the next call date.
(G)	Rate disclosed reflects the yield at January 31, 2015.
(H)	Percentage rounds to less than 0.01% or (0.01)%.
(I)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $399,698.

(J)	Non-income producing security.
(K)

Aggregate cost for federal income tax purposes is $490,188,908. Aggregate gross unrealized appreciation and depreciation for all securities is $86,097,694 and $3,761,048, respectively. Net unrealized appreciation for tax purposes is $82,336,646.

(L)	The Fund recognizes transfers between Levels at the end of the reporting period. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(N)	Derivative financial instrument valued at unrealized appreciation (depreciation).
(O)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs, as of prior reporting period the security utilized significant observable inputs.
(P)	Transferred from Level 3 to 2 due to utilizing significant observable inputs, as of prior reporting period the security utilized significant unobservable inputs.

PORTFOLIO ABBREVIATIONS:

IO	Interest only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 79.1%
Alternative Investments - 9.1%
Transamerica MLP & Energy Income (A)	4,214,950	$ 43,456,135

Fixed Income - 16.7%
Transamerica Bond (A)	1,360,063	14,131,060
Transamerica Emerging Markets Debt (A)	979,495	9,932,083
Transamerica High Yield Bond (A)	3,676,020	34,701,630
Transamerica Short-Term Bond (A)	998,490	10,094,732
Transamerica Strategic High Income (A)	1,097,799	10,999,942

		79,859,447

Global/International Equity - 2.7%
Transamerica Developing Markets Equity (A)	676,322	6,857,903
Transamerica International Small Cap (A)	654,754	5,905,882

		12,763,785

Tactical and Specialty - 50.6%
Transamerica Arbitrage Strategy (A)	2,060,256	20,252,317
Transamerica Commodity Strategy (A) (B)	1,719,839	11,832,491
Transamerica Global Real Estate Securities (A)	1,912,657	28,575,100
Transamerica Long/Short Strategy (A)	11,420,011	106,434,506
Transamerica Managed Futures Strategy (A)	6,607,231	74,992,069

		242,086,483

Total Investment Companies (Cost $358,050,332)		378,165,850

	Principal	Value
REPURCHASE AGREEMENT - 21.0%
State Street Bank & Trust Co. 0.01% (C), dated 01/30/2015, to be repurchased at $100,639,010 on 02/02/2015. Collateralized by U.S. Government Agency Obligations, 2.50%, due 03/20/2028 - 04/01/2028, and with a total value of $102,653,048.	$ 100,638,926	100,638,926

Total Repurchase Agreement (Cost $100,638,926)		100,638,926

Total Investments (Cost $458,689,258) (D)		478,804,776
Net Other Assets (Liabilities) - (0.1)%		(631,150)

Net Assets - 100.0%		$ 478,173,626

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Investment Companies	$378,165,850	$—	$—	$378,165,850
Repurchase Agreement	—	100,638,926	—	100,638,926

Total Investments	$378,165,850	$100,638,926	$—	$478,804,776

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at January 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $458,689,258. Aggregate gross unrealized appreciation and depreciation for all securities is $26,605,125 and $6,489,607, respectively. Net unrealized appreciation for tax purposes is $20,115,518.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Opportunistic Allocation

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.0%
Capital Markets - 96.0%
Adams Express Co. (A)	2,560	$ 34,278
Advent Claymore Convertible Securities and Income Fund	3	49
AllianceBernstein Income Fund, Inc.	4,209	31,862
AllianzGI Equity & Convertible Income Fund	788	15,768
BlackRock Build America Bond Trust	873	20,384
BlackRock Credit Allocation Income Trust	9	121
BlackRock Enhanced Capital and Income Fund, Inc.	43	608
BlackRock Enhanced Equity Dividend Trust	1,918	15,382
BlackRock Global Opportunities Equity Trust	30	397
BlackRock International Growth and Income Trust	82	558
BlackRock Muni Intermediate Duration Fund, Inc.	1,275	19,150
BlackRock MuniHoldings California Quality Fund, Inc.	1,297	19,520
BlackRock MuniHoldings Investment Quality Fund	1,321	19,868
BlackRock Resources & Commodities Strategy Trust	18	175
Calamos Global Dynamic Income Fund	20	172
Calamos Strategic Total Return Fund	5	55
Clough Global Opportunities Fund	3	36
Cohen & Steers Quality Income Realty Fund, Inc.	2,794	35,512
Cohen & Steers REIT and Preferred Income Fund, Inc.	1,704	33,518
Eaton Vance Enhanced Equity Income Fund II	1,139	15,194
Eaton Vance Municipal Bond Fund	1,454	19,396
Eaton Vance Risk-Managed Diversified Equity Income Fund	1,419	14,914
Franklin Limited Duration Income Trust	4	48
India Fund, Inc.	1,211	35,095
Invesco Dynamic Credit Opportunities Fund	2,688	31,450
Invesco Municipal Opportunity Trust	1,455	19,453
Invesco Municipal Trust	1,473	19,547
Invesco Quality Municipal Income Trust	1,500	19,650
Invesco Trust for Investment Grade Municipals	1,407	19,515
iShares China Large-Cap ETF (A)	799	32,959
John Hancock Preferred Income Fund	1,592	33,177
John Hancock Preferred Income Fund III (A)	1,814	33,559
John Hancock Premium Dividend Fund	2,300	33,051
John Hancock Tax-Advantaged Dividend Income Fund	1,540	34,989
Kayne Anderson Energy Development Co. (A)	872	27,512
Morgan Stanley China A Share Fund, Inc.	1,314	38,369
Morgan Stanley India Investment Fund, Inc. (B)	1,317	37,311
Neuberger Berman Real Estate Securities Income Fund, Inc.	5	28
Nuveen Build America Bond Fund	909	19,834
Nuveen Dividend Advantage Municipal Fund	1,297	19,144

	Shares	Value
INVESTMENT COMPANIES (continued)
Capital Markets (continued)
Nuveen Dividend Advantage Municipal Fund 3 (A)	1,331	$ 19,326
Nuveen Municipal Advantage Fund, Inc.	1,337	19,173
Nuveen Municipal Market Opportunity Fund, Inc.	1,351	19,198
Nuveen NASDAQ 100 Dynamic Overwrite Fund (B)	1,661	31,016
Nuveen Performance Plus Municipal Fund, Inc.	1,257	19,421
Nuveen Premium Income Municipal Fund 2, Inc.	1,312	19,234
Nuveen Premium Income Municipal Fund, Inc.	1,343	19,406
Nuveen Quality Income Municipal Fund, Inc.	1,316	19,293
Nuveen S&P 500 Buy-Write Income Fund	1,240	15,860
ProShares Short Euro ETF (B)	811	34,776
ProShares UltraShort Yen (B)	112	9,585
Putnam Municipal Opportunities Trust (A)	1,551	19,512
Reaves Utility Income Fund	1,028	33,975
Vanguard Dividend Appreciation ETF	391	30,662
Wells Fargo Advantage Multi-Sector Income Fund	2	27
Western Asset / Claymore Inflation-Linked Opportunities & Income Fund	5	58

Total Investment Companies (Cost $1,009,206)		1,062,130

SECURITIES LENDING COLLATERAL - 13.7%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (C)	151,838	151,838

Total Securities Lending Collateral (Cost $151,838)		151,838

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co. 0.01% (C), dated 01/30/2015, to be repurchased at $29,803 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/01/2033, and with a value of $34,518.	$ 29,803	29,803

Total Repurchase Agreement (Cost $29,803)		29,803

Total Investments (Cost $1,190,847) (D)		1,243,771
Net Other Assets (Liabilities) - (12.4)%		(136,794)

Net Assets - 100.0%		$ 1,106,977

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Opportunistic Allocation

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Investment Companies	$1,062,130	$—	$—	$1,062,130
Securities Lending Collateral	151,838	—	—	151,838
Repurchase Agreement	—	29,803	—	29,803

Total Investments	$1,213,968	$29,803	$—	$1,243,771

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $147,933. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at January 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $1,190,847. Aggregate gross unrealized appreciation and depreciation for all securities is $65,811 and $12,887, respectively. Net unrealized appreciation for tax purposes is $52,924.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (A)
Federal Home Loan Mortgage Corp.
2.27%, 08/01/2037 (B)	$ 496,078	$ 525,967

Total U.S. Government Agency Obligation (Cost $503,034)		525,967

FOREIGN GOVERNMENT OBLIGATION - 0.4%
Export-Import Bank of Korea
4.00%, 01/11/2017	13,900,000	14,609,150

Total Foreign Government Obligation (Cost $13,900,996)		14,609,150

MORTGAGE-BACKED SECURITIES - 20.9%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 (C)	10,572,124	10,880,524
BAMLL Commercial Mortgage Securities Trust
Series 2014-FL1, Class B
2.37%, 12/15/2031 (B)	10,000,000	10,003,330
Series 2014-ICTS, Class C
1.57%, 06/15/2028 (B) (C)	2,250,000	2,244,769
Series 2014-IP, Class D
2.72%, 06/15/2028 (B) (C)	11,000,000	11,079,046
Banc of America Funding Trust
Series 2010-R4, Class 1A1
5.50%, 07/26/2036 (C)	1,721,938	1,767,983
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1
5.59%, 06/15/2049 (B) (C)	7,970,000	8,571,010
BBCMS Trust
Series 2014-BXO, Class C
2.17%, 08/15/2027 (B) (C)	10,000,000	10,013,290
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.70%, 08/26/2035 (B) (C)	1,544,884	1,527,475
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 (B) (C)	1,133,206	1,134,432
Series 2009-RR13, Class 14A1
2.46%, 03/26/2037 (B) (C)	72,019	71,902
Series 2009-RR13, Class 2A3
5.50%, 02/26/2036 (B) (C)	1,633,592	1,683,897
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 (B) (C)	5,811,587	6,173,469
Series 2009-RR6, Class 2A1
2.55%, 08/26/2035 (B) (C)	5,262,403	5,241,917
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 (B) (C)	3,677,383	3,766,118
Series 2010-RR6, Class 16A5
5.50%, 04/26/2036 (B) (C)	402,089	405,841
Series 2010-RR6, Class 20A1
4.50%, 11/26/2035 (B) (C)	166,626	166,683
Series 2010-RR7, Class 5A6
5.50%, 10/26/2036 (C)	5,085,223	5,269,908
Series 2012-RR2, Class 7A3
2.61%, 09/26/2035 (B) (C)	4,292,845	4,335,344
Series 2012-RR4, Class 2A5
1.94%, 04/26/2037 (B) (C)	6,104,846	6,114,156
Series 2012-RR5, Class 6A1
2.68%, 10/26/2035 (B)	5,151,172	5,216,863

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW17, Class AAB
5.70%, 06/11/2050	$ 4,770,547	$ 4,800,773
BHMS Mortgage Trust
Series 2014-ATLS, Class CFL
2.62%, 07/05/2033 (B) (C)	15,000,000	14,974,140
BLCP Hotel Trust
Series 2014-CLRN, Class C
2.12%, 08/15/2029 (B) (C)	10,000,000	10,013,310
BNPP Mortgage Securities LLC
Series 2009-1, Class A1
6.00%, 08/27/2037 (C)	3,442,557	3,575,068
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class B
1.92%, 08/15/2026 (B) (C)	15,000,000	15,004,065
Series 2013-BOCA, Class C
2.32%, 08/15/2026 (B) (C)	10,745,000	10,760,183
Capmark Military Housing Trust
Series 2008-AMCW, Class A2
5.91%, 03/10/2015 (C)	2,221,896	2,229,881
CD Commercial Mortgage Trust
Series 2007-CD4, Class A1A
5.29%, 12/11/2049 (B)	11,937,053	12,511,535
CDGJ Commercial Mortgage Trust
Series 2014-BXCH, Class C
2.67%, 12/15/2027 (B) (C)	15,000,000	15,010,140
CHL Mortgage Pass-Through Trust
Series 2002-35, Class 1A3
5.00%, 02/25/2018	2,279,876	2,313,276
Citigroup Commercial Mortgage Trust
Series 2014-388G, Class D
1.92%, 06/15/2033 (B) (C)	18,000,000	17,901,864
Series 2014-388G, Class E
2.52%, 06/15/2033 (B) (C)	15,000,000	14,934,030
Citigroup Mortgage Loan Trust
Series 2009-10, Class 6A1
2.67%, 09/25/2034 (B) (C)	1,539,609	1,533,660
Series 2010-8, Class 5A6
4.00%, 11/25/2036 (C)	6,198,720	6,307,093
Series 2010-8, Class 6A6
4.50%, 12/25/2036 (C)	5,278,354	5,408,666
Series 2010-8, Class 6A62
3.50%, 12/25/2036 (C)	3,257,030	3,299,717
Series 2014-A, Class A
4.00%, 01/25/2035 (B) (C)	14,773,626	15,365,029
COMM Mortgage Trust
Series 2013-FL3, Class B
2.32%, 10/13/2028 (B) (C)	15,000,000	15,194,490
Series 2013-FL3, Class C
2.94%, 10/13/2028 (B) (C)	8,300,000	8,371,969
Series 2014-PAT, Class D
2.32%, 08/13/2027 (B) (C)	15,000,000	14,854,125
Series 2014-PAT, Class E
3.32%, 08/13/2027 (B) (C)	5,000,000	4,955,285
Series 2014-TWC, Class C
2.02%, 02/13/2032 (B) (C)	8,000,000	7,983,936

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates
Series 2012-MVP, Class A
2.11%, 11/17/2026 (B) (C)	$ 8,086,083	$ 8,099,514
Series 2012-MVP, Class B
1.76%, 11/17/2026 (B) (C)	9,900,000	9,912,385
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class A1A
5.36%, 02/15/2040	13,677,484	14,487,684
Series 2007-C1, Class AAB
5.34%, 02/15/2040	3,269,358	3,369,475
Series 2007-C4, Class AAB
5.90%, 09/15/2039 (B)	5,014,634	5,207,757
Series 2007-C5, Class A4
5.70%, 09/15/2040 (B)	6,730,000	7,292,594
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6, Class AJ
5.23%, 12/15/2040 (B)	20,842,000	21,331,641
CSMC Trust
Series 2010-15R, Class 4A1
3.50%, 04/26/2035 (B) (C)	6,758,584	6,882,503
Series 2010-15R, Class 6A1
3.50%, 10/26/2046 (B) (C)	1,099,113	1,100,741
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 (B) (C)	2,568,694	2,557,849
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 (C)	11,001,956	11,129,964
Series 2010-RR4, Class 2B
5.47%, 09/18/2039 (B) (C)	8,250,000	8,706,373
Series 2014-SURF, Class C
1.97%, 02/15/2029 (B) (C)	4,740,000	4,735,274
Series 2014-SURF, Class D
2.42%, 02/15/2029 (B) (C)	6,000,000	6,000,288
Del Coronado Trust
Series 2013-HDC, Class C
1.77%, 03/15/2026 (B) (C)	10,000,000	9,997,210
Series 2013-HDC, Class D
2.12%, 03/15/2026 (B) (C)	8,500,000	8,494,517
Extended Stay America Trust
Series 2013-ESH5, Class A15
1.28%, 12/05/2031 (C)	17,900,000	17,808,710
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class C
5.11%, 07/10/2045 (B)	9,000,000	9,136,494
GP Portfolio Trust
Series 2014-GPP, Class C
2.12%, 02/15/2027 (B) (C)	13,000,000	13,016,848
Series 2014-GPP, Class D
2.92%, 02/15/2027 (B) (C)	10,000,000	10,016,020
Hilton USA Trust
Series 2013-HLF, Class CFL
2.07%, 11/05/2030 (B) (C)	14,703,139	14,684,789
Series 2013-HLF, Class DFL
2.92%, 11/05/2030 (B) (C)	4,878,052	4,871,964
Hyatt Hotel Portfolio Trust
Series 2015-HYT, Class C
2.26%, 11/15/2029 (B) (C) (D)	6,900,000	6,910,725

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust
Series 2007-A, Class A
0.42%, 05/25/2037 (B) (C)	$ 13,169,340	$ 12,662,030
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.59%, 12/26/2037 (B) (C)	2,402,173	2,395,175
Series 2009-R2, Class 3A
2.74%, 01/26/2047 (B) (C)	950,100	951,002
Series 2009-R7, Class 11A1
2.35%, 03/26/2037 (B) (C)	1,940,939	1,907,914
Series 2009-R7, Class 12A1
2.62%, 08/26/2036 (B) (C)	617,746	611,240
Series 2009-R7, Class 4A1
2.39%, 09/26/2034 (B) (C)	1,100,798	1,081,725
Series 2009-R9, Class 1A1
2.24%, 08/26/2046 (B) (C)	4,945,700	4,998,208
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 (C)	1,992,259	2,053,321
Series 2010-R3, Class 1A1
2.67%, 03/21/2036 (B) (C)	1,462,472	1,464,987
Series 2010-R8, Class 2A1
2.62%, 10/26/2036 (C)	2,427,487	2,444,732
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-JWRZ, Class C
1.67%, 04/15/2030 (B) (C)	10,000,000	9,989,800
Series 2014-DSTY, Class C
3.80%, 06/10/2027 (B) (C)	10,000,000	10,257,620
Series 2014-FBLU, Class C
2.17%, 12/15/2028 (B) (C)	20,000,000	20,017,880
Series 2014-FBLU, Class D
2.77%, 12/15/2028 (B) (C)	6,000,000	6,010,050
Series 2014-INN, Class C
1.87%, 06/15/2029 (B) (C)	19,365,000	19,294,608
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR2, Class MLB
5.75%, 06/15/2050 (B) (C)	10,000,000	10,612,450
JPMorgan Re-REMIC Trust
Series 2009-11, Class 1A1
2.60%, 02/26/2037 (B) (C)	4,343,717	4,314,510
Series 2009-7, Class 8A1
2.80%, 01/27/2047 (B) (C)	923,738	930,978
Series 2010-4, Class 7A1
1.87%, 08/26/2035 (B) (C)	3,341,825	3,335,826
Series 2010-5, Class 2A2
4.50%, 07/26/2035 (B) (C)	6,400,028	6,640,068
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
5.86%, 07/15/2044 (B)	10,018,662	10,957,892
Lehman Brothers Small Balance Commercial
Series 2005-1A, Class A
0.42%, 02/25/2030 (B) (C)	7,809,634	7,371,591
MASTR Alternative Loan Trust
Series 2003-4, Class 1A1
5.00%, 05/25/2018	5,758,878	5,899,591

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B
5.80%, 08/12/2045 (B) (C)	$ 10,000,000	$ 10,798,420
Series 2010-R4, Class 3A
5.50%, 08/26/2047 (C)	13,145,390	13,607,267
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A
4.00%, 07/25/2060 (C)	11,080,975	10,526,927
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 (B) (C)	7,814,532	8,100,474
Series 2014-3A, Class AFX3
3.75%, 11/25/2054 (B) (C)	9,451,084	9,784,282
NorthStar
Series 2013-1A, Class A
2.02%, 08/25/2029 (B) (C)	11,336,930	11,347,558
ORES LLC
Series 2014-LV3, Class A
3.00%, 03/27/2024 (C)	6,061,673	6,061,758
RBSCF Trust
Series 2009-RR2, Class CWB
5.22%, 08/16/2048 (B) (C)	4,000,000	4,187,204
Series 2010-RR3, Class CSCA
5.47%, 09/16/2039 (B) (C)	18,986,007	19,770,831
RBSSP Re-REMIC Trust
Series 2013-2, Class 2A1
0.35%, 12/20/2036 (B) (C)	15,050,909	14,584,075
RREF LLC
Series 2013-RIA4, Class A1
3.25%, 11/27/2028 (B) (C)	3,939,357	3,960,113
SCG Trust
Series 2013-SRP1, Class B
2.67%, 11/15/2026 (B) (C)	20,000,000	20,052,200
Springleaf Mortgage Loan Trust
Series 2012-2A, Class M2
4.61%, 10/25/2057 (B) (C)	19,719,000	20,695,879
Series 2013-2A, Class A
1.78%, 12/25/2065 (B) (C)	3,534,670	3,528,679
Starwood Property Mortgage Trust
Series 2013-FV1, Class B
2.17%, 08/11/2028 (B) (C)	10,000,000	10,010,220
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.56%, 08/15/2039 (B)	5,114,000	5,240,357
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.24%, 07/15/2042 (B)	6,000,000	6,112,050
Wells Fargo Mortgage Loan Trust
Series 2010-RR2, Class 1A1
2.62%, 09/27/2035 (B) (C)	2,883,936	2,893,672
Series 2010-RR4, Class 1A1
2.65%, 12/27/2046 (B) (C)	4,336,816	4,356,254
Series 2011-RR3, Class A1
2.66%, 03/27/2037 (B) (C)	10,861,659	10,630,936

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (B)	$ 679,424	$ 685,689

Total Mortgage-Backed Securities (Cost $850,974,422)		851,859,554

ASSET-BACKED SECURITIES - 11.7%
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class C
2.29%, 11/08/2019	3,000,000	3,025,782
Ares IIIR / IVR CLO, Ltd.
Series 2007-3RA, Class A2
0.47%, 04/16/2021 (B) (C)	14,553,883	14,375,321
ARES XII CLO, Ltd.
Series 2007-12A, Class A
0.86%, 11/25/2020 (B) (C)	12,963,824	12,897,786
Bacchus, Ltd.
Series 2006-1A, Class C
1.11%, 01/20/2019 (B) (C)	5,000,000	4,886,205
Battalion CLO, Ltd.
Series 2007-1A, Class C
1.05%, 07/14/2022 (B) (C)	14,000,000	13,614,986
Burr Ridge CLO Plus LLC
Series 2006-1A, Class C
1.00%, 03/27/2023 (B) (C)	6,500,000	6,182,891
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 (C)	11,206,352	11,189,711
Series 2013-A, Class A
3.01%, 12/04/2028 (C)	21,075,803	21,273,431
Citigroup Mortgage Loan Trust
Series 2003-HE3, Class A
0.55%, 12/25/2033 (B)	3,833,668	3,667,176
ColumbusNova CLO, Ltd.
Series 2007-1A, Class A1
0.48%, 05/16/2019 (B) (C)	1,540,901	1,531,324
Comstock Funding, Ltd.
Series 2006-1A, Class B
0.98%, 05/30/2020 (B) (C)	2,500,000	2,431,895
CWABS Asset-Backed Certificates Trust
Series 2006-17, Class 2A2
0.32%, 03/25/2047 (B)	21,554,612	18,056,428
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 (C)	5,789,483	5,769,602
Series 2013-2, Class A
2.27%, 05/20/2026 (C)	10,755,442	10,825,309
Series 2014-1, Class B
2.98%, 05/20/2027 (C)	4,561,033	4,590,360
Foursight Capital Automobile Receivables Trust
Series 2014-1, Class A
2.11%, 03/23/2020 (C)	8,355,983	8,339,798
Hilton Grand Vacations Trust
Series 2013-A, Class A
2.28%, 01/25/2026 (C)	4,923,645	4,977,377

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust (continued)
Series 2014-AA, Class A
1.77%, 11/25/2026 (C)	$ 6,970,385	$ 6,893,878
Series 2014-AA, Class B
2.07%, 11/25/2026 (C)	13,940,769	13,802,825
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (C)	20,000,000	19,850,000
Series 2014-T2, Class AT2
2.22%, 01/15/2047 (C)	10,000,000	9,800,000
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.41%, 03/20/2036 (B)	19,013,664	18,862,696
Series 2007-1, Class A4
0.53%, 03/20/2036 (B)	9,352,000	9,190,388
Inwood Park CDO, Ltd.
Series 2006-1A, Class C
0.96%, 01/20/2021 (B) (C)	12,750,000	12,293,869
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A
2.51%, 05/20/2030 (C)	9,569,720	9,690,682
Mountain View Funding CLO
Series 2007-3A, Class A1
0.47%, 04/16/2021 (B) (C)	4,339,037	4,322,366
Mountain View Funding CLO, Ltd.
Series 2006-1A, Class C1
1.00%, 04/15/2019 (B) (C)	4,000,000	3,901,896
MVW Owner Trust
Series 2014-1A, Class B
2.70%, 09/20/2031 (C)	9,459,810	9,410,875
Newstar Trust
Series 2012-2A, Class A
2.16%, 01/20/2023 (B) (C)	10,000,000	9,982,550
Ocean Trails CLO I
Series 2006-1A, Class A1
0.50%, 10/12/2020 (B) (C)	3,486,443	3,464,433
Orange Lake Timeshare Trust
Series 2012-AA, Class A
3.45%, 03/10/2027 (C)	2,894,043	2,986,074
Series 2014-AA, Class A
2.29%, 07/09/2029 (C)	13,098,701	12,981,756
Prestige Auto Receivables Trust
Series 2012-1A, Class C
3.25%, 07/15/2019 (C)	5,000,000	5,105,310
Sierra Timeshare Receivables Funding LLC
Series 2011-2A, Class A
3.26%, 05/20/2028 (C)	1,839,342	1,867,815
Series 2012-1A, Class B
3.58%, 11/20/2028 (C)	4,165,482	4,236,203
Series 2012-2A, Class A
2.38%, 03/20/2029 (C)	3,491,546	3,527,076
Series 2012-2A, Class B
3.42%, 03/20/2029 (C)	1,563,379	1,588,707
Series 2013-2A, Class C
4.75%, 11/20/2025 (C)	3,104,471	3,186,252
Series 2014-1A, Class A
2.07%, 03/20/2030 (C)	6,120,323	6,160,197
Series 2014-1A, Class B
2.42%, 03/20/2030 (C)	6,120,323	6,160,521

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2014-2A, Class B
2.40%, 06/20/2031 (C)	$ 12,843,677	$ 12,849,688
Series 2014-3A, Class B
2.80%, 10/20/2031 (C)	13,297,089	13,307,793
Silverleaf Finance XV LLC
Series 2012-D, Class A
3.00%, 03/17/2025 (C)	7,895,441	8,000,900
SilverLeaf Finance XVII LLC
Series 2013-A, Class A
2.68%, 03/16/2026 (C)	9,502,252	9,515,203
Silverleaf Finance XVIII LLC
Series 2014-A, Class A
2.81%, 01/15/2027 (C)	13,421,342	13,459,633
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (C)	12,615,857	12,623,452
Station Place Securitization Trust
Series 2014-4, Class A
2.42%, 12/16/2016 (B)	30,000,000	30,000,000
SVO VOI Mortgage LLC
Series 2012-AA, Class A
2.00%, 09/20/2029 (C)	11,787,272	11,719,130
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.57%, 10/15/2015 (B) (C) (E)	25,520,000	25,595,741
Welk Resorts LLC
Series 2013-AA, Class A
3.10%, 03/15/2029 (C)	12,636,620	12,754,962

Total Asset-Backed Securities (Cost $470,562,056)		476,728,253

MUNICIPAL GOVERNMENT OBLIGATION - 0.2%
Rhode Island Economic Development Corp., Revenue Bonds
AGM
6.00%, 11/01/2015 (F)	5,950,000	6,115,588

Total Municipal Government Obligation (Cost $5,950,000)		6,115,588

CORPORATE DEBT SECURITIES - 63.9%
Aerospace & Defense - 1.5%
Bombardier, Inc.
4.75%, 04/15/2019 (C) (G)	3,820,000	3,590,800
7.50%, 03/15/2018 (C) (G)	14,956,000	15,142,950
Exelis, Inc.
4.25%, 10/01/2016	40,675,000	42,102,082

		60,835,832

Airlines - 1.6%
America West Airlines Pass-Through Trust
7.93%, 07/02/2020	2,276,857	2,515,927
8.06%, 01/02/2022	9,081,012	10,329,651
Continental Airlines Pass-Through Trust
7.46%, 10/01/2016 (G)	964,891	970,873

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust
6.20%, 01/02/2020	$ 22,992,626	$ 25,406,852
Northwest Airlines Pass-Through Trust
6.26%, 05/20/2023	1,035,080	1,113,953
UAL Pass-Through Trust
10.40%, 05/01/2018	13,977,659	15,462,087
Virgin Australia Trust
5.00%, 04/23/2025 (C)	7,301,940	7,557,508

		63,356,851

Banks - 11.9%
Barclays Bank PLC
6.05%, 12/04/2017 (C)	35,900,000	39,706,333
BBVA US Senior SAU
4.66%, 10/09/2015	39,535,000	40,524,640
Branch Banking & Trust Co.
0.56%, 09/13/2016 (B)	9,285,000	9,239,634
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 (B) (C) (H)	12,067,000	15,536,263
Fifth Third Bancorp
0.67%, 12/20/2016 (B)	1,714,000	1,704,071
5.45%, 01/15/2017	8,737,000	9,403,764
First Horizon National Corp.
5.38%, 12/15/2015	37,835,000	39,101,716
HBOS PLC Series MTN
6.75%, 05/21/2018 (C)	35,695,000	40,155,197
ING Bank NV
0.95%, 10/01/2019 (B) (C)	6,800,000	6,809,030
3.75%, 03/07/2017 (C)	15,062,000	15,836,865
Intesa Sanpaolo SpA
1.63%, 04/11/2016 (B)	13,000,000	13,020,761
3.63%, 08/12/2015 (C)	3,080,000	3,118,093
3.88%, 01/16/2018	21,320,000	22,429,578
Lloyds Bank PLC Series MTN
9.88%, 12/16/2021 (B) (I)	17,101,000	19,495,140
MUFG Union Bank NA
2.63%, 09/26/2018	15,328,000	15,743,619
National City Bank
5.25%, 12/15/2016 (G)	17,300,000	18,608,503
Series MTN
5.80%, 06/07/2017	4,655,000	5,123,293
Regions Bank
7.50%, 05/15/2018	36,086,000	42,310,510
Regions Financial Corp.
2.00%, 05/15/2018	20,000,000	19,957,040
Royal Bank of Scotland Group PLC
1.20%, 03/31/2017 (B) (G)	6,375,000	6,386,960
Royal Bank of Scotland PLC
4.38%, 03/16/2016	7,005,000	7,267,603
Santander Bank NA
2.00%, 01/12/2018	24,850,000	24,965,279
8.75%, 05/30/2018	11,265,000	13,472,535
Societe Generale SA
5.75%, 04/20/2016 (C) (G)	21,505,000	22,517,434
SunTrust Bank Series MTN
5.45%, 12/01/2017	5,500,000	6,035,431
UniCredit Luxembourg Finance SA Series MTN
6.00%, 10/31/2017 (C)	5,065,000	5,380,468

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wachovia Corp.
0.62%, 10/15/2016 (B)	$ 10,544,000	$ 10,513,053
5.63%, 10/15/2016	10,233,000	11,018,301

		485,381,114

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 (G)	BRL 21,570,000	7,910,139
Coca-Cola Bottling Co., Consolidated
5.00%, 06/15/2016	$ 7,650,000	8,024,888

		15,935,027

Building Products - 0.0% (A)
Owens Corning
6.50%, 12/01/2016 (G)	698,000	761,171

Capital Markets - 2.1%
Goldman Sachs Group, Inc.
5.95%, 01/18/2018	16,775,000	18,786,524
Morgan Stanley
1.40%, 01/27/2020 (B)	33,000,000	33,238,392
Series MTN
3.00%, 08/31/2017 (B)	1,500,000	1,516,875
5.95%, 12/28/2017	12,000,000	13,386,300
UBS AG
5.88%, 12/20/2017	16,870,000	18,900,220

		85,828,311

Chemicals - 1.1%
ADOP Co.
6.63%, 10/01/2017 (C)	15,000,000	16,841,085
Dow Chemical Co.
8.55%, 05/15/2019	15,777,000	19,868,576
Lubrizol Corp.
8.88%, 02/01/2019 (G)	6,310,000	7,985,412

		44,695,073

Commercial Services & Supplies - 0.4%
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 (C)	9,600,000	9,950,304
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (C)	6,690,000	6,637,510

		16,587,814

Construction & Engineering - 0.5%
Toll Brothers Finance Corp.
8.91%, 10/15/2017 (G)	18,525,000	21,442,688

Construction Materials - 1.0%
CRH America, Inc.
6.00%, 09/30/2016	6,048,000	6,497,439
8.13%, 07/15/2018 (G)	27,335,000	32,942,830

		39,440,269

Consumer Finance - 1.6%
Ally Financial, Inc.
4.75%, 09/10/2018 (G)	18,750,000	19,453,125
Discover Financial Services
6.45%, 06/12/2017 (G)	37,678,000	41,653,745
Springleaf Finance Corp. Series MTN
6.90%, 12/15/2017	5,000,000	5,350,000

		66,456,870

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 7.3%
Bank of America Corp.
5.42%, 03/15/2017	$ 20,206,000	$ 21,740,100
7.80%, 09/15/2016	3,020,000	3,321,149
Series MTN
1.13%, 04/01/2019 (B)	16,000,000	15,999,376
Bank of America NA
0.54%, 06/15/2017 (B)	38,850,000	38,325,952
Citigroup, Inc.
0.51%, 06/09/2016 (B)	44,069,000	43,699,526
Ford Motor Credit Co. LLC
8.00%, 12/15/2016	34,068,000	38,149,108
JPMorgan Chase Bank NA
6.00%, 10/01/2017	35,370,000	39,325,250
Lazard Group LLC
6.85%, 06/15/2017	23,085,000	25,770,432
Murray Street Investment Trust I
4.65%, 03/09/2017 (J)	18,046,000	19,202,586
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	35,000,000	46,013,765
PTTEP Australia International Finance Pty, Ltd.
4.15%, 07/19/2015 (C)	6,000,000	6,078,486

		297,625,730

Diversified Telecommunication Services - 1.8%
Qwest Corp.
8.38%, 05/01/2016	11,007,000	11,899,646
Sprint Capital Corp.
6.90%, 05/01/2019	6,000,000	6,097,500
Telefonica Emisiones SAU
3.19%, 04/27/2018	18,370,000	19,158,330
3.99%, 02/16/2016	4,000,000	4,120,512
Verizon Communications, Inc.
1.99%, 09/14/2018 (B)	28,900,000	30,049,035

		71,325,023

Electric Utilities - 0.5%
Southern California Edison Co.
1.85%, 02/01/2022	20,000,000	20,204,100

Electronic Equipment, Instruments & Components - 0.9%
Avnet, Inc.
6.00%, 09/01/2015	18,943,000	19,458,136
6.63%, 09/15/2016	15,199,000	16,387,820

		35,845,956

Energy Equipment & Services - 3.8%
Boardwalk Pipelines, LP
5.88%, 11/15/2016	19,745,000	20,968,736
DCP Midstream Operating, LP
3.25%, 10/01/2015	24,545,000	24,868,920
Hiland Partners, LP / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (C)	18,000,000	19,350,000
Kinder Morgan, Inc.
2.00%, 12/01/2017	9,840,000	9,819,572
Sunoco Logistics Partners Operations, LP
6.13%, 05/15/2016	17,646,000	18,422,001
Transocean, Inc.
5.05%, 12/15/2016 (G)	22,516,000	22,234,550
Weatherford International, Ltd.
9.63%, 03/01/2019	36,125,000	38,512,321

		154,176,100

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 0.1%
Delhaize Group SA
6.50%, 06/15/2017	$ 3,688,000	$ 4,079,326

Food Products - 1.0%
ConAgra Foods, Inc.
2.10%, 03/15/2018	23,340,000	23,429,135
Tyson Foods, Inc.
6.60%, 04/01/2016	15,700,000	16,711,614

		40,140,749

Health Care Equipment & Supplies - 1.4%
Becton Dickinson and Co.
1.80%, 12/15/2017	15,575,000	15,709,739
Boston Scientific Corp.
2.65%, 10/01/2018	22,000,000	22,429,616
6.40%, 06/15/2016	12,625,000	13,492,363
Medtronic, Inc.
1.50%, 03/15/2018 (C) (G)	6,050,000	6,090,947

		57,722,665

Health Care Providers & Services - 0.4%
Express Scripts Holding Co.
1.25%, 06/02/2017	15,743,000	15,714,127

Hotels, Restaurants & Leisure - 0.5%
MGM Resorts International
10.00%, 11/01/2016 (G)	18,460,000	20,490,600

Household Durables - 0.8%
Meritage Homes Corp.
4.50%, 03/01/2018	16,694,000	16,610,530
Whirlpool Corp.
7.75%, 07/15/2016	12,970,000	14,218,518

		30,829,048

Insurance - 4.8%
CNA Financial Corp.
6.50%, 08/15/2016	12,500,000	13,499,688
Fidelity National Financial, Inc.
6.60%, 05/15/2017 (G)	26,072,000	28,706,967
Genworth Holdings, Inc. Series MTN
6.52%, 05/22/2018 (G)	24,490,000	24,737,618
Hartford Financial Services Group, Inc.
4.00%, 10/15/2017 (G)	9,075,000	9,704,723
Liberty Mutual Group, Inc.
6.70%, 08/15/2016 (C)	1,925,000	2,086,617
Prudential Covered Trust
3.00%, 09/30/2015 (C)	90,001	91,088
Sirius International Group, Ltd.
6.38%, 03/20/2017 (C)	17,907,000	19,698,148
Stone Street Trust
5.90%, 12/15/2015 (C)	35,555,000	36,916,366
Transatlantic Holdings, Inc.
5.75%, 12/14/2015 (G)	14,000,000	14,537,012
ZFS Finance USA Trust II
6.45%, 12/15/2065 (B) (C)	41,807,000	43,688,315

		193,666,542

IT Services - 0.5%
Computer Sciences Corp.
2.50%, 09/15/2015	18,615,000	18,766,991

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	$ 27,795,000	$ 27,807,063

Machinery - 0.6%
CNH Industrial Capital LLC
3.25%, 02/01/2017 (G)	20,000,000	19,825,000
3.88%, 11/01/2015	3,921,000	3,935,704

		23,760,704

Media - 1.8%
Cablevision Systems Corp.
7.75%, 04/15/2018 (G)	19,852,000	21,737,940
Sky PLC
6.10%, 02/15/2018 (C)	14,355,000	16,125,603
9.50%, 11/15/2018 (C)	27,879,000	35,111,872

		72,975,415

Metals & Mining - 1.8%
Glencore Canada Corp.
5.38%, 06/01/2015	13,250,000	13,416,857
Glencore Finance Canada, Ltd.
5.80%, 11/15/2016 (C) (G)	4,913,000	5,252,999
Kinross Gold Corp.
3.63%, 09/01/2016	27,605,000	27,867,993
Novelis, Inc.
8.38%, 12/15/2017	10,000,000	10,387,500
Vale Overseas, Ltd.
6.25%, 01/11/2016	17,000,000	17,595,000

		74,520,349

Oil, Gas & Consumable Fuels - 2.4%
Carrizo Oil & Gas, Inc.
8.63%, 10/15/2018	10,829,000	10,845,244
Chesapeake Energy Corp.
3.50%, 04/15/2019 (B)	24,692,500	23,951,725
Enbridge, Inc.
0.91%, 10/01/2016 (B) (G)	19,895,000	19,885,052
Petrobras Global Finance BV
2.00%, 05/20/2016	15,000,000	14,100,000
Petrobras International Finance Co. SA
3.50%, 02/06/2017 (G)	17,000,000	15,831,250
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.83%, 09/30/2016 (C)	13,894,140	14,432,538

		99,045,809

Pharmaceuticals - 0.3%
Perrigo Co. PLC
1.30%, 11/08/2016	5,823,000	5,822,959
Zoetis, Inc.
1.15%, 02/01/2016	7,000,000	7,014,007

		12,836,966

Real Estate Investment Trusts - 4.0%
ARC Properties Operating Partnership, LP
2.00%, 02/06/2017 (G)	4,500,000	4,319,811
3.00%, 02/06/2019 (G)	22,637,000	21,627,820
Digital Realty Trust, LP
4.50%, 07/15/2015	14,200,000	14,301,473
Equity Commonwealth
6.65%, 01/15/2018	2,990,000	3,303,083
Government Properties Income Trust
3.75%, 08/15/2019 (G)	24,795,000	25,656,750

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
Highwoods Realty, LP
5.85%, 03/15/2017	$ 21,465,000	$ 23,353,276
Hospitality Properties Trust
6.70%, 01/15/2018	13,666,000	15,178,061
Kilroy Realty, LP
5.00%, 11/03/2015	14,130,000	14,532,182
National Retail Properties, Inc.
6.15%, 12/15/2015	14,850,000	15,465,800
Simon Property Group, LP
10.35%, 04/01/2019	19,262,000	25,346,847

		163,085,103

Real Estate Management & Development - 0.7%
First Industrial, LP
5.75%, 01/15/2016	16,570,000	17,192,270
Series MTN
7.50%, 12/01/2017	11,650,000	13,237,056

		30,429,326

Road & Rail - 1.5%
Aviation Capital Group Corp.
4.63%, 01/31/2018 (C)	32,529,000	33,680,071
7.13%, 10/15/2020 (C)	7,579,000	8,723,262
GATX Financial Corp.
5.80%, 03/01/2016	19,000,000	19,982,642

		62,385,975

Semiconductors & Semiconductor Equipment - 0.7%
KLA-Tencor Corp.
2.38%, 11/01/2017	13,770,000	13,962,821
NXP BV / NXP Funding LLC
3.75%, 06/01/2018 (C)	13,300,000	13,300,000

		27,262,821

Tobacco - 1.3%
Altria Group, Inc.
9.70%, 11/10/2018	22,838,000	29,169,653
Lorillard Tobacco Co.
8.13%, 06/23/2019	20,000,000	24,592,440

		53,762,093

Trading Companies & Distributors - 1.0%
International Lease Finance Corp.
6.75%, 09/01/2016 (C) (G)	39,130,000	41,771,275

Wireless Telecommunication Services - 1.2%
Crown Castle Towers LLC
3.21%, 08/15/2035 (C)	12,000,000	12,127,200
SBA Tower Trust
5.10%, 04/15/2042 (C)	2,765,000	2,906,405
Sprint Communications, Inc.
9.00%, 11/15/2018 (C)	12,700,000	14,636,750
WCP Wireless Site Funding / WCP Wireless Site RE Funding
4.14%, 11/15/2040 (C)	19,816,742	20,091,620

		49,761,975

Total Corporate Debt Securities (Cost $2,599,856,716)		2,600,712,851

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 1.6%
Commercial Services & Supplies - 0.2%
Aramark Services, Inc., Extended Synthetic Line of Credit 2
0.02%, 07/26/2016 (B)	$ 2,644,062	$ 2,611,012
Aramark Services, Inc., Extended Synthetic Line of Credit 3
0.02%, 07/26/2016 (B)	6,211,851	6,134,203

		8,745,215

Food & Staples Retailing - 0.2%
Albertson’s LLC, Term Loan B2
4.75%, 03/21/2019 (B)	8,353,580	8,325,738

Health Care Providers & Services - 0.3%
HCA, Inc., Term Loan B5
2.92%, 03/31/2017 (B)	13,331,250	13,312,506

Personal Products - 0.2%
Revlon Consumer Products Corp., Term Loan B
3.25%, 11/20/2017 (B)	8,479,900	8,387,155

Technology Hardware, Storage & Peripherals - 0.7%
Dell, Inc., Term Loan C
3.75%, 10/29/2018 (B)	25,687,500	25,659,989

Total Loan Assignments (Cost $64,445,221)		64,430,603

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.1%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (K)	84,546,975	84,546,975

Total Securities Lending Collateral (Cost $84,546,975)		84,546,975

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.01% (K), dated 01/30/2015, to be repurchased at $24,007,562 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.10%, due 10/17/2022, and with a value of $24,489,086.	$ 24,007,542	24,007,542

Total Repurchase Agreement (Cost $24,007,542)		24,007,542

Total Investments (Cost $4,114,746,962) (L)		4,123,536,483
Net Other Assets (Liabilities) - (1.4)%		(55,992,346)

Net Assets - 100.0%		$ 4,067,544,137

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
U.S. Government Agency Obligation	$—	$525,967	$—	$525,967
Foreign Government Obligation	—	14,609,150	—	14,609,150
Mortgage-Backed Securities	—	851,859,554	—	851,859,554
Asset-Backed Securities	—	476,728,253	—	476,728,253
Municipal Government Obligation	—	6,115,588	—	6,115,588
Corporate Debt Securities	—	2,600,712,851	—	2,600,712,851
Loan Assignments	—	64,430,603	—	64,430,603
Securities Lending Collateral	84,546,975	—	—	84,546,975
Repurchase Agreement	—	24,007,542	—	24,007,542

Total Investments	$84,546,975	$4,038,989,508	$—	$4,123,536,483

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2 (N)
Mortgage-Backed Securities	$—	$—	$—	$10,526,927

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Floating or variable rate security. Rate is disclosed as of January 31, 2015.
(C)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $1,682,157,738, representing 41.36% of the Fund’s net assets.
(D)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(E)	Fair valued as determined in good faith in accordance with procedures established by the board of trustees. Total aggregate fair value of securities is $25,595,741, representing 0.63% of the Fund’s net assets.
(F)	Total aggregate value of illiquid securities is $6,115,588, representing 0.15% of the Fund’s net assets.
(G)	All or a portion of the security is on loan. The value of all securities on loan is $82,809,157. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	The security has a perpetual maturity; the date shown is the next call date.
(I)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(J)	Step bond. Coupon rate changes in increments to maturity; the rate is as of January 31, 2015. Maturity date disclosed is the ultimate maturity date.
(K)	Rate disclosed reflects the yield at January 31, 2015.
(L)	Aggregate cost for federal income tax purposes is $4,114,746,962. Aggregate gross unrealized appreciation and depreciation for all securities is $40,761,908 and $31,972,387, respectively. Net unrealized appreciation for tax purposes is $8,789,521.
(M)	The Fund recognizes transfers between Levels at the end of the reporting period. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(N)	Transferred from Level 3 to 2 due to utilizing significant observable inputs, as of prior reporting period the security utilized significant unobservable inputs.

CURRENCY ABBREVIATION:

BRL	Brazilian Real

PORTFOLIO ABBREVIATIONS:

AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 1.8%
AAR Corp.	28,020	$ 803,053
Curtiss-Wright Corp.	10,615	706,216
Ducommun, Inc. (A)	27,795	721,836
Moog, Inc., Class A (A)	9,980	701,594
Triumph Group, Inc. (B)	11,515	657,046

		3,589,745

Airlines - 0.4%
JetBlue Airways Corp. (A) (B)	49,020	823,046

Auto Components - 0.7%
Cooper Tire & Rubber Co.	21,280	740,331
Dana Holding Corp. (B)	34,000	709,580

		1,449,911

Banks - 4.6%
Banco Latinoamericano de Comercio Exterior SA, Class E	26,005	724,760
Banner Corp.	17,745	716,543
Chemical Financial Corp. (B)	25,260	716,374
CVB Financial Corp. (B)	48,730	711,945
Eagle Bancorp, Inc. (A)	21,925	749,835
First Merchants Corp.	33,035	721,485
First NBC Bank Holding Co. (A)	21,950	679,572
Hanmi Financial Corp., Basis B	35,105	697,185
MB Financial, Inc.	24,095	684,539
PrivateBancorp, Inc., Class A	23,195	703,736
State Bank Financial Corp.	40,420	738,069
Trico Bancshares (B)	29,555	690,109
Western Alliance Bancorp (A)	28,775	739,805

		9,273,957

Biotechnology - 0.4%
Myriad Genetics, Inc. (A) (B)	19,780	740,168

Building Products - 0.4%
Universal Forest Products, Inc.	14,515	726,621

Capital Markets - 1.4%
Arlington Asset Investment Corp., Class A (B)	26,695	708,218
Janus Capital Group, Inc. (B)	44,420	779,127
Manning & Napier, Inc., Class A (B)	61,030	653,631
Piper Jaffray Cos. (A) (B)	12,940	660,587

		2,801,563

Chemicals - 2.8%
A. Schulman, Inc. (B)	20,490	714,076
Cabot Corp. (B)	17,145	727,119
FutureFuel Corp.	61,595	676,929
Innophos Holdings, Inc.	11,955	711,801
Olin Corp. (B)	28,110	704,718
OM Group, Inc.	25,965	727,020
PolyOne Corp. (B)	19,750	702,903
Stepan Co.	18,455	708,672

		5,673,238

Commercial Services & Supplies - 3.1%
ACCO Brands Corp. (A)	86,230	682,942
Brady Corp., Class A (B)	27,095	709,076
Brink’s Co. (B)	30,985	694,374
Deluxe Corp.	11,960	776,563

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Kimball International, Inc., Class B	83,315	$ 722,341
R.R. Donnelley & Sons Co. (B)	44,890	739,338
Tetra Tech, Inc.	29,210	672,706
United Stationers, Inc. (B)	17,795	717,317
Viad Corp.	25,830	696,893

		6,411,550

Communications Equipment - 3.1%
ARRIS Group, Inc. (A)	25,055	656,942
Aruba Networks, Inc. (A) (B)	37,575	622,993
Black Box Corp.	32,160	675,682
Brocade Communications Systems, Inc.	62,830	698,670
Comtech Telecommunications Corp.	20,180	666,747
Harmonic, Inc. (A) (B)	106,195	812,392
InterDigital, Inc. (B)	14,150	707,217
NETGEAR, Inc. (A) (B)	21,955	741,420
Polycom, Inc. (A)	58,130	773,129

		6,355,192

Construction & Engineering - 1.7%
AECOM Technology Corp. (A) (B)	27,730	704,897
Aegion Corp., Class A (A) (B)	40,175	615,481
Argan, Inc. (B)	24,035	730,904
EMCOR Group, Inc.	17,855	720,628
Tutor Perini Corp. (A) (B)	32,795	711,979

		3,483,889

Consumer Finance - 0.7%
Ezcorp, Inc., Class A (A) (B)	62,450	643,859
Nelnet, Inc., Class A	16,835	736,363

		1,380,222

Containers & Packaging - 0.7%
Greif, Inc., Class A	16,995	649,209
Sonoco Products Co.	16,260	718,692

		1,367,901

Diversified Consumer Services - 3.1%
American Public Education, Inc. (A) (B)	21,655	726,958
Apollo Education Group, Inc., Class A (A)	28,085	709,427
Capella Education Co. (B)	10,500	713,895
DeVry Education Group, Inc. (B)	15,540	659,051
K12, Inc. (A) (B)	60,710	863,296
Regis Corp. (A)	42,725	672,919
Steiner Leisure, Ltd., Class A (A)	16,640	725,837
Strayer Education, Inc. (A) (B)	9,660	647,220
Weight Watchers International, Inc., Class A (A) (B)	42,415	702,393

		6,420,996

Diversified Telecommunication Services - 1.0%
Inteliquent, Inc.	40,515	681,463
magicJack VocalTec, Ltd. (A)	95,730	664,366
Vonage Holdings Corp. (A) (B)	161,785	679,497

		2,025,326

Electric Utilities - 0.7%
UIL Holdings Corp.	15,600	717,600
Unitil Corp.	19,835	741,036

		1,458,636

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 0.7%
General Cable Corp. (B)	65,565	$ 750,064
Regal Beloit Corp.	10,250	705,712

		1,455,776

Electronic Equipment, Instruments & Components - 3.8%
Benchmark Electronics, Inc. (A)	30,165	730,898
Celestica, Inc. (A)	64,170	718,062
Checkpoint Systems, Inc. (A)	53,730	696,341
DTS, Inc. (A)	23,670	656,132
Insight Enterprises, Inc. (A)	29,345	694,596
Itron, Inc. (A) (B)	19,055	709,037
Methode Electronics, Inc.	21,130	764,272
Rofin-Sinar Technologies, Inc. (A)	27,720	746,222
Rogers Corp. (A)	9,775	721,982
Sanmina Corp. (A)	30,055	636,565
Tech Data Corp. (A) (B)	12,845	733,450

		7,807,557

Energy Equipment & Services - 3.5%
Forum Energy Technologies, Inc. (A)	45,685	705,833
Gulfmark Offshore, Inc., Class A (B)	33,700	664,901
Helix Energy Solutions Group, Inc., Class A (A)	36,235	680,131
Nabors Industries, Ltd.	66,590	766,451
Parker Drilling Co. (A) (B)	279,520	757,499
Patterson-UTI Energy, Inc. (B)	45,800	785,928
Pioneer Energy Services Corp. (A) (B)	171,110	708,395
Precision Drilling Corp.	136,885	698,114
Superior Energy Services, Inc.	36,050	721,000
Unit Corp. (A) (B)	24,425	727,377

		7,215,629

Food & Staples Retailing - 0.7%
Andersons, Inc.	15,525	698,314
SUPERVALU, Inc. (A) (B)	74,555	726,166

		1,424,480

Food Products - 0.7%
Lancaster Colony Corp.	7,775	699,206
Sanderson Farms, Inc. (B)	9,060	724,437

		1,423,643

Health Care Equipment & Supplies - 5.0%
Alere, Inc. (A)	17,150	697,834
Analogic Corp.	8,855	721,948
CONMED Corp. (B)	15,550	740,802
Cyberonics, Inc. (A)	12,810	711,852
Greatbatch, Inc. (A)	15,070	731,799
Haemonetics Corp. (A) (B)	19,550	774,180
Hill-Rom Holdings, Inc.	15,115	721,892
ICU Medical, Inc., Class B (A)	8,525	712,520
Meridian Bioscience, Inc. (B)	44,765	774,435
Natus Medical, Inc. (A) (B)	19,895	748,052
NuVasive, Inc. (A) (B)	15,325	709,854
OraSure Technologies, Inc. (A) (B)	76,770	705,516
STERIS Corp.	11,170	728,507
Thoratec Corp. (A) (B)	20,070	720,312

		10,199,503

Health Care Providers & Services - 5.3%
Alliance HealthCare Services, Inc. (A) (B)	32,890	741,341
Almost Family, Inc. (A) (B)	23,395	710,272
Amsurg Corp., Class A (A) (B)	13,490	744,378
Chemed Corp. (B)	6,990	706,969

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Health Net, Inc. (A) (B)	13,285	$ 719,648
HealthSouth Corp.	17,575	775,057
IPC Healthcare, Inc. (A) (B)	16,970	684,909
Kindred Healthcare, Inc.	37,360	689,666
Landauer, Inc. (B)	21,235	593,943
Magellan Health, Inc. (A) (B)	11,995	721,139
Molina Healthcare, Inc. (A) (B)	14,445	735,395
Providence Service Corp. (A) (B)	20,145	785,655
Select Medical Holdings Corp. (B)	50,925	688,506
Triple-S Management Corp., Class B (A)	30,865	743,229
VCA, Inc. (A) (B)	14,565	758,837

		10,798,944

Health Care Technology - 1.7%
Computer Programs & Systems, Inc. (B)	12,410	611,316
HealthStream, Inc. (A)	24,720	698,587
MedAssets, Inc. (A)	33,490	619,900
Merge Healthcare, Inc. (A)	197,050	729,085
Quality Systems, Inc.	44,920	731,747

		3,390,635

Hotels, Restaurants & Leisure - 0.7%
Marriott Vacations Worldwide Corp. (B)	9,615	735,548
Ruby Tuesday, Inc. (A)	118,555	713,701

		1,449,249

Household Durables - 1.1%
Tupperware Brands Corp. (B)	11,595	783,938
Universal Electronics, Inc. (A)	11,390	725,999
ZAGG, Inc. (A) (B)	117,400	707,922

		2,217,859

Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp.	281,620	746,293

Insurance - 2.5%
Argo Group International Holdings, Ltd.	14,015	749,662
Aspen Insurance Holdings, Ltd.	17,080	739,906
Employers Holdings, Inc.	33,175	690,040
Hanover Insurance Group, Inc. (B)	10,370	715,530
Maiden Holdings, Ltd. (B)	56,765	709,562
Montpelier RE Holdings, Ltd. (B)	20,815	731,231
Navigators Group, Inc. (A)	10,330	766,693

		5,102,624

Internet & Catalog Retail - 0.7%
Nutrisystem, Inc. (B)	38,270	681,971
PetMed Express, Inc. (B)	44,640	700,848

		1,382,819

Internet Software & Services - 1.0%
Dice Holdings, Inc. (A) (B)	72,475	599,368
Marchex, Inc., Class B	182,175	694,087
Monster Worldwide, Inc. (A) (B)	174,235	719,591

		2,013,046

IT Services - 3.1%
Convergys Corp. (B)	35,560	681,330
CSG Systems International, Inc. (B)	26,425	647,941
DST Systems, Inc.	7,575	732,502
Euronet Worldwide, Inc. (A)	14,525	659,290
ExlService Holdings, Inc. (A)	23,810	699,538
Leidos Holdings, Inc. (B)	17,135	709,389
ManTech International Corp., Class A	23,010	748,515

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
NET 1 UEPS Technologies, Inc. (A)	61,390	$ 729,927
Sykes Enterprises, Inc. (A) (B)	30,995	698,007

		6,306,439

Leisure Products - 0.4%
Nautilus, Inc., Class A (A)	51,915	739,270

Life Sciences Tools & Services - 2.5%
Affymetrix, Inc. (A) (B)	66,590	735,154
Bio-Rad Laboratories, Inc., Class A (A) (B)	6,230	713,148
Bruker Corp. (A) (B)	37,905	714,888
Cambrex Corp. (A)	33,680	755,442
Charles River Laboratories International, Inc. (A)	10,720	743,432
ICON PLC (A)	12,870	725,868
PAREXEL International Corp. (A) (B)	11,975	729,996

		5,117,928

Machinery - 4.2%
Actuant Corp., Class A	30,630	707,859
Blount International, Inc. (A)	44,790	694,245
Briggs & Stratton Corp. (B)	37,545	691,204
ESCO Technologies, Inc.	19,685	709,054
Federal Signal Corp.	47,905	731,509
Greenbrier Cos., Inc. (B)	13,995	726,760
Hillenbrand, Inc.	22,930	720,231
Hyster-Yale Materials Handling, Inc.	11,065	693,222
Meritor, Inc. (A) (B)	48,020	614,656
SPX Corp.	8,640	722,045
Terex Corp. (B)	32,025	719,922
Watts Water Technologies, Inc., Class A	12,415	727,892

		8,458,599

Media - 0.3%
Harte-Hanks, Inc.	95,405	693,594

Metals & Mining - 3.1%
Cliffs Natural Resources, Inc. (B)	79,735	511,899
Commercial Metals Co.	55,375	743,132
Dominion Diamond Corp. (A)	41,945	696,287
Kaiser Aluminum Corp. (B)	10,635	737,112
Materion Corp.	19,930	656,694
Schnitzer Steel Industries, Inc., Class A (B)	43,355	731,832
Steel Dynamics, Inc.	41,800	712,272
Thompson Creek Metals Co., Inc. (A)	578,545	740,538
U.S. Steel Corp. (B)	32,780	801,143

		6,330,909

Multiline Retail - 0.4%
Big Lots, Inc. (B)	15,900	729,969

Oil, Gas & Consumable Fuels - 3.5%
Alpha Natural Resources, Inc. (A) (B)	709,005	737,365
Gran Tierra Energy, Inc. (A)	300,075	642,161
Green Plains, Inc. (B)	34,235	801,441
Hugoton Royalty Trust	95,480	729,467
Newfield Exploration Co. (A)	25,745	766,686
Pacific Ethanol, Inc. (A) (B)	77,825	668,517
Peabody Energy Corp. (B)	99,370	619,075
REX American Resources Corp., Class A (A) (B)	12,875	714,691
Teekay Tankers, Ltd., Class A (B)	130,310	669,794
VAALCO Energy, Inc. (A) (B)	124,900	691,946

		7,041,143

	Shares	Value
COMMON STOCKS (continued)
Paper & Forest Products - 1.1%
Mercer International, Inc. (A)	61,385	$ 778,362
P.H. Glatfelter Co.	31,525	720,977
Schweitzer-Mauduit International, Inc. (B)	17,455	678,301

		2,177,640

Personal Products - 1.0%
Avon Products, Inc. (B)	96,425	746,329
Medifast, Inc. (A)	22,185	703,043
USANA Health Sciences, Inc. (A)	6,800	666,672

		2,116,044

Pharmaceuticals - 0.3%
SciClone Pharmaceuticals, Inc. (A)	88,985	656,709

Professional Services - 1.4%
CRA International, Inc. (A)	24,680	728,800
Heidrick & Struggles International, Inc.	32,155	712,555
Insperity, Inc. (B)	17,535	735,418
Resources Connection, Inc.	42,290	706,243

		2,883,016

Real Estate Investment Trusts - 8.8%
Agree Realty Corp.	21,410	741,642
American Capital Mortgage Investment Corp.	37,575	700,398
Apollo Commercial Real Estate Finance, Inc. (B)	44,520	735,916
Capstead Mortgage Corp. (B)	58,760	706,295
Corporate Office Properties Trust (B)	24,750	742,500
Cousins Properties, Inc. (B)	66,215	731,014
CYS Investments, Inc. (B)	78,660	695,354
DuPont Fabros Technology, Inc. (B)	19,605	730,482
Dynex Capital, Inc. (B)	89,400	748,278
EPR Properties (B)	11,480	746,889
Equity Commonwelath (A)	28,265	744,783
Franklin Street Properties Corp.	55,630	716,514
Government Properties Income Trust (B)	32,355	737,694
Hatteras Financial Corp. (B)	39,255	713,656
Home Properties, Inc. (B)	10,100	712,050
Inland Real Estate Corp. (B)	63,715	725,077
Investors Real Estate Trust	85,890	708,592
Mack-Cali Realty Corp.	36,460	711,335
MFA Financial, Inc.	92,500	725,200
New York Mortgage Trust, Inc. (B)	93,650	724,851
Newcastle Investment Corp.	140,970	624,497
Omega Healthcare Investors, Inc. (B)	16,385	718,646
Piedmont Office Realty Trust, Inc., Class A	38,405	750,050
Saul Centers, Inc.	12,720	726,185
Select Income REIT (B)	27,675	688,277

		18,006,175

Road & Rail - 0.7%
ArcBest Corp.	17,745	661,179
Con-way, Inc.	16,840	689,935

		1,351,114

Semiconductors & Semiconductor Equipment - 4.0%
Brooks Automation, Inc., Class A (B)	57,485	742,131
Cabot Microelectronics Corp., Class A (A) (B)	15,685	774,996
Diodes, Inc. (A)	27,360	723,125
Fairchild Semiconductor International, Inc., Class A (A) (B)	43,355	665,499
Integrated Device Technology, Inc. (A) (B)	37,690	689,350
Intersil Corp., Class A (B)	50,360	720,652

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc.	21,950	$ 768,469
OmniVision Technologies, Inc. (A)	27,860	753,334
Pericom Semiconductor Corp. (A)	54,165	791,351
Rambus, Inc. (A) (B)	68,815	774,169
Silicon Laboratories, Inc. (A)	15,980	699,285

		8,102,361

Software - 0.7%
Progress Software Corp. (A)	29,085	728,579
Take-Two Interactive Software, Inc. (A) (B)	24,760	735,867

		1,464,446

Specialty Retail - 4.9%
Abercrombie & Fitch Co., Class A (B)	26,600	678,832
American Eagle Outfitters, Inc. (B)	51,360	721,094
Brown Shoe Co., Inc.	23,770	674,830
Buckle, Inc. (B)	14,870	755,247
Build-A-Bear Workshop, Inc. (A) (B)	35,935	740,980
Cato Corp., Class A	16,835	713,804
Chico’s FAS, Inc. (B)	44,150	736,422
Children’s Place, Inc.	11,580	694,221
Citi Trends, Inc. (A) (B)	30,065	688,188
Guess?, Inc. (B)	33,035	620,397
Haverty Furniture Cos., Inc.	31,225	762,827
Outerwall, Inc. (A) (B)	11,760	730,061
Select Comfort Corp. (A) (B)	25,095	748,835
Zumiez, Inc. (A) (B)	19,050	710,375

		9,976,113

Technology Hardware, Storage & Peripherals - 0.7%
Lexmark International, Inc., Class A (B)	17,565	701,019
QLogic Corp. (A)	55,395	740,077

		1,441,096

Textiles, Apparel & Luxury Goods - 1.3%
Iconix Brand Group, Inc. (A) (B)	18,470	613,943
Movado Group, Inc.	26,525	637,396
Perry Ellis International, Inc. (A) (B)	29,295	700,443
Skechers U.S.A., Inc., Class A (A)	13,025	786,059

		2,737,841

Thrifts & Mortgage Finance - 1.4%
MGIC Investment Corp. (A) (B)	85,080	724,882
Nationstar Mortgage Holdings, Inc. (A) (B)	28,040	720,908
Radian Group, Inc. (B)	44,305	698,247
Walker & Dunlop, Inc. (A)	42,540	755,085

		2,899,122

Wireless Telecommunication Services - 0.3%
Spok Holdings, Inc.	39,625	678,380

Total Common Stocks (Cost $201,900,256)		200,517,926

RIGHT - 0.0%
Health Care Providers & Services - 0.0%
Providence Service Corp. (A) (B)	832	0

Total Right (Cost $0)		0

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (C)	52,176,546	$ 52,176,546

Total Securities Lending Collateral (Cost $52,176,546)		52,176,546

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.01% (C), dated 01/30/2015, to be repurchased at $3,734,119 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 04/01/2028, and with a value of $3,810,596.	$ 3,734,116	3,734,116

Total Repurchase Agreement (Cost $3,734,116)		3,734,116

Total Investments (Cost $257,810,918) (D)		256,428,588
Net Other Assets (Liabilities) - (26.0)%		(52,940,173)

Net Assets - 100.0%		$ 203,488,415

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Common Stocks	$200,517,926	$—	$—	$200,517,926
Right	—	0	—	0
Securities Lending Collateral	52,176,546	—	—	52,176,546
Repurchase Agreement	—	3,734,116	—	3,734,116

Total Investments	$252,694,472	$3,734,116	$—	$256,428,588

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $50,599,311. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at January 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $257,810,918. Aggregate gross unrealized appreciation and depreciation for all securities is $12,796,679 and $14,179,009, respectively. Net unrealized depreciation for tax purposes is $1,382,330.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 1.6%
Engility Holdings, Inc. (A) (B)	201,510	$ 8,040,249

Auto Components - 1.2%
Dorman Products, Inc. (A) (B)	130,030	5,946,272

Banks - 9.9%
BancorpSouth, Inc. (A)	573,440	11,382,784
Bank of the Ozarks, Inc. (A)	220,730	7,158,274
Iberiabank Corp.	18,488	1,009,630
Pinnacle Financial Partners, Inc.	141,640	5,090,542
PrivateBancorp, Inc., Class A	563,380	17,092,949
South State Corp.	125,530	7,495,396

		49,229,575

Communications Equipment - 2.8%
Aruba Networks, Inc. (A) (B)	435,900	7,227,222
Ruckus Wireless, Inc. (B)	652,860	6,913,787

		14,141,009

Diversified Consumer Services - 1.5%
Capella Education Co. (A)	112,980	7,681,510

Diversified Financial Services - 2.5%
MarketAxess Holdings, Inc. (A)	160,113	12,163,785

Electrical Equipment - 1.5%
EnerSys (A)	125,380	7,319,684

Electronic Equipment, Instruments & Components - 1.9%
InvenSense, Inc., Class A (A) (B)	627,500	9,268,175

Food Products - 6.1%
J&J Snack Foods Corp.	101,500	9,959,180
TreeHouse Foods, Inc. (A) (B)	227,180	20,605,226

		30,564,406

Health Care Equipment & Supplies - 3.5%
Anika Therapeutics, Inc. (A) (B)	121,630	4,765,463
Cantel Medical Corp.	185,382	7,520,948
Neogen Corp. (B)	110,360	5,087,596

		17,374,007

Health Care Providers & Services - 3.1%
Air Methods Corp. (A) (B)	241,750	10,044,713
Centene Corp. (B)	47,490	5,184,008

		15,228,721

Health Care Technology - 2.1%
Medidata Solutions, Inc. (A) (B)	246,700	10,605,633

Hotels, Restaurants & Leisure - 5.8%
Krispy Kreme Doughnuts, Inc. (A) (B)	422,990	8,235,615
Sonic Corp.	673,290	20,380,489

		28,616,104

Internet Software & Services - 4.1%
Envestnet, Inc. (B)	273,790	14,091,971
SPS Commerce, Inc. (B)	104,360	6,188,548

		20,280,519

	Shares	Value
COMMON STOCKS (continued)
IT Services - 2.8%
MAXIMUS, Inc., Class A	245,649	$ 13,687,562

Life Sciences Tools & Services - 5.6%
Cambrex Corp. (B)	387,819	8,698,780
ICON PLC (B)	340,644	19,212,322

		27,911,102

Machinery - 4.7%
Proto Labs, Inc. (A) (B)	233,790	15,053,738
Wabash National Corp. (A) (B)	681,984	8,504,341

		23,558,079

Multiline Retail - 2.2%
Tuesday Morning Corp. (A) (B)	628,739	11,128,680

Oil, Gas & Consumable Fuels - 2.2%
Matador Resources Co. (A) (B)	326,634	7,042,229
PDC Energy, Inc. (B)	86,640	3,980,242

		11,022,471

Pharmaceuticals - 8.6%
Akorn, Inc., Class A (A) (B)	307,250	13,082,705
IGI Laboratories, Inc. (A) (B)	471,577	4,696,907
Lannett Co., Inc. (A) (B)	90,539	4,294,265
Prestige Brands Holdings, Inc. (A) (B)	383,960	13,154,469
Sagent Pharmaceuticals, Inc. (A) (B)	290,500	7,457,135

		42,685,481

Professional Services - 2.1%
WageWorks, Inc. (A) (B)	193,550	10,652,992

Road & Rail - 2.9%
Celadon Group, Inc.	252,039	6,006,089
Saia, Inc. (B)	197,367	8,311,125

		14,317,214

Semiconductors & Semiconductor Equipment - 4.2%
CEVA, Inc. (B)	326,290	5,974,370
Silicon Laboratories, Inc. (B)	338,150	14,797,444

		20,771,814

Software - 3.3%
Ellie Mae, Inc. (A) (B)	375,160	16,597,078

Specialty Retail - 3.1%
Asbury Automotive Group, Inc. (B)	72,140	5,353,509
Monro Muffler Brake, Inc. (A)	179,890	10,278,915

		15,632,424

Textiles, Apparel & Luxury Goods - 6.3%
Deckers Outdoor Corp. (A) (B)	95,395	6,300,840
G-III Apparel Group, Ltd. (B)	145,800	14,171,760
Steven Madden, Ltd., Class B (B)	314,427	10,797,423

		31,270,023

Trading Companies & Distributors - 1.9%
Aceto Corp.	475,870	9,231,878

Total Common Stocks (Cost $405,199,487)		484,926,447

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 20.9%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (C)	104,086,748	$ 104,086,748

Total Securities Lending Collateral (Cost $104,086,748)		104,086,748

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.01% (C), dated 01/30/2015, to be repurchased at $14,800,388 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 12/01/2027, and with a value of $15,096,660.	$ 14,800,375	14,800,375

Total Repurchase Agreement (Cost $14,800,375)		14,800,375

Total Investments (Cost $524,086,610) (D)		603,813,570
Net Other Assets (Liabilities) - (21.4)%		(106,377,891)

Net Assets - 100.0%		$ 497,435,679

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Common Stocks	$484,926,447	$—	$—	$484,926,447
Securities Lending Collateral	104,086,748	—	—	104,086,748
Repurchase Agreement	—	14,800,375	—	14,800,375

Total Investments	$589,013,195	$14,800,375	$—	$603,813,570

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $101,565,903. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at January 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $524,086,610. Aggregate gross unrealized appreciation and depreciation for all securities is $90,299,190 and $10,572,230, respectively. Net unrealized appreciation for tax purposes is $79,726,960.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 2.2%
Triumph Group, Inc.	236,930	$ 13,519,226

Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (A)	629,786	5,246,117

Airlines - 0.4%
SkyWest, Inc.	177,857	2,232,105

Automobiles - 0.9%
Thor Industries, Inc.	100,450	5,660,358

Banks - 10.7%
BankUnited, Inc.	487,649	13,488,371
BBCN Bancorp, Inc.	643,588	8,334,465
East-West Bancorp, Inc.	330,091	11,942,693
First Niagara Financial Group, Inc. (B)	359,344	2,917,873
FirstMerit Corp.	651,613	10,676,679
FNB Corp.	590,717	7,088,604
Hancock Holding Co.	205,592	5,368,007
Trustmark Corp., Class A (B)	333,881	7,131,698

		66,948,390

Biotechnology - 0.5%
PDL Biopharma, Inc. (B)	416,324	3,035,002

Capital Markets - 5.9%
Ares Capital Corp. (B)	791,821	13,183,820
Fifth Street Finance Corp.	526,348	4,126,568
Janus Capital Group, Inc. (B)	224,192	3,932,328
New Mountain Finance Corp. (B)	440,034	6,380,493
Stifel Financial Corp. (A)	110,004	5,186,688
Waddell & Reed Financial, Inc., Class A	84,487	3,777,414

		36,587,311

Chemicals - 0.8%
Koppers Holdings, Inc.	174,398	3,167,068
RPM International, Inc.	42,749	2,045,967

		5,213,035

Commercial Services & Supplies - 5.3%
ACCO Brands Corp. (A)	575,018	4,554,143
Brink’s Co.	176,088	3,946,132
Deluxe Corp.	102,037	6,625,262
Ennis, Inc.	201,238	2,684,515
R.R. Donnelley & Sons Co. (B)	493,259	8,123,976
Tetra Tech, Inc.	314,730	7,248,232

		33,182,260

Communications Equipment - 1.8%
ADTRAN, Inc.	167,653	3,706,808
Black Box Corp.	244,647	5,140,033
Plantronics, Inc.	57,808	2,649,341

		11,496,182

Consumer Finance - 3.6%
Encore Capital Group, Inc. (A) (B)	256,095	9,531,856
World Acceptance Corp. (A) (B)	178,591	13,117,509

		22,649,365

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging - 2.0%
Greif, Inc., Class A	160,825	$ 6,143,515
Sonoco Products Co.	138,097	6,103,887

		12,247,402

Diversified Financial Services - 0.7%
Gain Capital Holdings, Inc., Class A (B)	550,078	4,483,136

Electric Utilities - 4.1%
ALLETE, Inc.	139,528	7,904,261
Portland General Electric Co. (B)	451,811	17,936,897

		25,841,158

Electrical Equipment - 2.8%
EnerSys	158,041	9,226,434
Franklin Electric Co., Inc.	136,115	4,656,494
GrafTech International, Ltd. (A) (B)	918,704	3,334,895

		17,217,823

Electronic Equipment, Instruments & Components - 8.2%
Anixter International, Inc. (A)	129,899	9,789,189
CTS Corp.	236,978	3,791,648
Ingram Micro, Inc., Class A (A)	437,575	11,018,138
Knowles Corp. (A) (B)	143,691	3,047,686
Park Electrochemical Corp.	227,387	4,936,572
Plexus Corp. (A)	123,387	4,675,133
ScanSource, Inc. (A)	220,768	7,612,081
Vishay Intertechnology, Inc. (B)	478,528	6,517,551

		51,387,998

Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc.	190,540	5,445,633
Gulfmark Offshore, Inc., Class A (B)	135,806	2,679,452
Tidewater, Inc. (B)	194,106	5,679,542

		13,804,627

Food & Staples Retailing - 1.1%
SpartanNash Co.	259,035	6,672,742

Health Care Equipment & Supplies - 2.4%
Anika Therapeutics, Inc. (A)	114,902	4,501,860
Hill-Rom Holdings, Inc.	208,453	9,955,715
Symmetry Surgical, Inc. (A)	78,764	567,101

		15,024,676

Health Care Providers & Services - 1.2%
Amsurg Corp., Class A (A)	79,642	4,394,646
PharMerica Corp. (A)	83,735	1,926,742
WellCare Health Plans, Inc. (A)	13,450	979,832

		7,301,220

Hotels, Restaurants & Leisure - 0.9%
Ruth’s Hospitality Group, Inc.	403,662	5,861,172

Insurance - 5.8%
American Equity Investment Life Holding Co.	170,305	4,344,481
FBL Financial Group, Inc., Class A	43,757	2,283,678
Hanover Insurance Group, Inc.	96,616	6,666,504
HCC Insurance Holdings, Inc.	158,041	8,429,907
Stewart Information Services Corp.	185,330	6,634,814
Validus Holdings, Ltd.	204,502	8,108,504

		36,467,888

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Leisure Products - 0.2%
LeapFrog Enterprises, Inc., Class A (A) (B)	382,476	$ 910,293

Machinery - 3.7%
TriMas Corp. (A)	482,230	13,015,387
Woodward, Inc.	231,093	10,309,059

		23,324,446

Metals & Mining - 1.4%
Kaiser Aluminum Corp. (B)	126,309	8,754,477

Oil, Gas & Consumable Fuels - 0.8%
Rosetta Resources, Inc. (A) (B)	153,257	2,616,097
Triangle Petroleum Corp. (A) (B)	454,975	2,388,619

		5,004,716

Personal Products - 0.9%
Nu Skin Enterprises, Inc., Class A (B)	135,527	5,553,897

Professional Services - 3.3%
CBIZ, Inc. (A) (B)	832,746	6,895,137
FTI Consulting, Inc. (A)	97,258	3,955,483
Korn/Ferry International (A)	345,004	9,832,614

		20,683,234

Real Estate Investment Trusts - 9.4%
First Potomac Realty Trust	450,889	5,771,379
Hersha Hospitality Trust, Class A	1,752,060	11,703,761
iStar Financial, Inc. (A) (B)	779,353	10,162,763
LaSalle Hotel Properties (B)	344,300	13,930,378
Medical Properties Trust, Inc.	581,483	8,937,394
Omega Healthcare Investors, Inc.	66,936	2,935,813
Ramco-Gershenson Properties Trust	264,871	5,183,525

		58,625,013

Semiconductors & Semiconductor Equipment - 1.8%
Integrated Silicon Solution, Inc.	253,997	4,084,272
Teradyne, Inc.	376,261	6,810,324

		10,894,596

Software - 0.4%
American Software, Inc., Class A	306,391	2,539,981

Specialty Retail - 8.6%
Ascena Retail Group, Inc., Class B (A)	509,544	5,890,329
DSW, Inc., Class A	183,057	6,509,507
Finish Line, Inc., Class A	259,459	6,123,232
Genesco, Inc. (A)	132,968	9,500,564
Outerwall, Inc. (A) (B)	184,078	11,427,562
Select Comfort Corp. (A)	156,298	4,663,932
Sonic Automotive, Inc., Class A (B)	398,027	9,803,405

		53,918,531

Technology Hardware, Storage & Peripherals - 0.6%
QLogic Corp. (A)	275,335	3,678,476

Textiles, Apparel & Luxury Goods - 1.7%
Crocs, Inc. (A)	382,569	4,055,231
Iconix Brand Group, Inc. (A) (B)	192,390	6,395,044

		10,450,275

Total Common Stocks (Cost $560,352,560)		606,417,128

	Shares	Value
SECURITIES LENDING COLLATERAL - 18.5%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (C)	115,652,699	$ 115,652,699

Total Securities Lending Collateral (Cost $115,652,699)		115,652,699

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.01% (C), dated 01/30/2015, to be repurchased at $19,029,698 on 02/02/2015. Collateralized by U.S. Government Agency Obligations, 2.50% - 2.75%, due 04/01/2028 - 11/15/2028, and with a total value of $19,414,401.	$ 19,029,682	19,029,682

Total Repurchase Agreement (Cost $19,029,682)		19,029,682

Total Investments (Cost $695,034,941) (D)		741,099,509
Net Other Assets (Liabilities) - (18.6)%		(116,270,854)

Net Assets - 100.0%		$ 624,828,655

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Common Stocks	$606,417,128	$—	$—	$606,417,128
Securities Lending Collateral	115,652,699	—	—	115,652,699
Repurchase Agreement	—	19,029,682	—	19,029,682

Total Investments	$722,069,827	$19,029,682	$—	$741,099,509

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $112,777,736. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at January 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $695,034,941. Aggregate gross unrealized appreciation and depreciation for all securities is $92,126,939 and $46,062,371, respectively. Net unrealized appreciation for tax purposes is $46,064,568.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 0.6%
Aerovironment, Inc. (A) (B)	88,939	$ 2,275,949
Curtiss-Wright Corp.	38,000	2,528,140
Orbital Sciences Corp. (B)	62,500	1,755,625

		6,559,714

Airlines - 0.6%
American Airlines Group, Inc.	90,425	4,438,059
Delta Air Lines, Inc.	40,970	1,938,291

		6,376,350

Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc. (B)	59,900	1,458,565
Dana Holding Corp.	99,500	2,076,565
Gentex Corp.	107,000	1,785,830
Magna International, Inc., Class A	69,725	6,694,994
Stoneridge, Inc. (A) (B)	193,000	2,435,660

		14,451,614

Automobiles - 0.6%
Harley-Davidson, Inc.	98,060	6,050,302

Banks - 6.6%
CIT Group, Inc.	161,690	7,085,256
First Citizens BancShares, Inc., Class A	27,563	6,726,750
First Community Bancshares, Inc.	230,840	3,621,880
First Republic Bank, Class A	41,000	2,087,720
Lakeland Bancorp, Inc., Class A	358,000	3,862,820
Sandy Spring Bancorp, Inc. (A)	168,000	4,154,640
Sterling Bancorp	315,500	4,158,290
SunTrust Banks, Inc.	254,725	9,786,534
Umpqua Holdings Corp.	154,000	2,388,540
United Community Banks, Inc. (A)	108,000	1,891,080
Washington Trust Bancorp, Inc. (A)	58,821	2,154,025
Webster Financial Corp.	543,500	16,593,055
Wilshire Bancorp, Inc.	300,000	2,730,000

		67,240,590

Beverages - 0.9%
Molson Coors Brewing Co., Class B	117,145	8,894,820

Building Products - 0.9%
Continental Building Products, Inc. (A) (B)	256,500	4,293,810
Norcraft Cos., Inc. (B)	226,500	4,670,430
Quanex Building Products Corp.	20,500	386,015

		9,350,255

Capital Markets - 3.6%
Invesco, Ltd.	227,550	8,357,911
Janus Capital Group, Inc. (A)	165,500	2,902,870
LPL Financial Holdings, Inc.	15,500	637,825
Piper Jaffray Cos. (B)	43,600	2,225,780
Raymond James Financial, Inc.	309,945	16,309,306
Stifel Financial Corp. (B)	75,000	3,536,250
Waddell & Reed Financial, Inc., Class A	51,500	2,302,565

		36,272,507

Chemicals - 2.3%
Celanese Corp., Series A	125,935	6,770,265
Huntsman Corp. (A)	277,775	6,099,939

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	93,785	$ 4,566,392
OM Group, Inc.	89,400	2,503,200
Tronox, Ltd., Class A (A)	137,000	2,896,180

		22,835,976

Commercial Services & Supplies - 1.4%
HNI Corp.	81,000	3,989,250
Knoll, Inc.	80,500	1,649,445
Pitney Bowes, Inc.	159,375	3,821,813
R.R. Donnelley & Sons Co. (A)	274,400	4,519,368

		13,979,876

Communications Equipment - 0.8%
ARRIS Group, Inc. (B)	161,725	4,240,430
Harmonic, Inc. (B)	55,200	422,280
KVH Industries, Inc. (A) (B)	292,000	3,533,200

		8,195,910

Construction & Engineering - 0.9%
Comfort Systems USA, Inc., Class A	184,500	3,071,925
EMCOR Group, Inc.	96,600	3,898,776
Granite Construction, Inc. (A)	65,300	2,225,424

		9,196,125

Construction Materials - 0.8%
Caesarstone Sdot-Yam, Ltd.	127,600	7,923,960

Consumer Finance - 1.3%
Discover Financial Services	102,495	5,573,678
Synchrony Financial (A) (B)	252,771	7,800,513

		13,374,191

Containers & Packaging - 0.9%
Crown Holdings, Inc. (B)	49,420	2,189,800
Rock-Tenn Co., Class A	114,590	7,436,891

		9,626,691

Diversified Financial Services - 0.6%
Voya Financial, Inc.	164,605	6,421,241

Diversified Telecommunication Services - 0.6%
Level 3 Communications, Inc. (B)	127,055	6,319,716

Electric Utilities - 1.2%
Exelon Corp. (A)	260,270	9,380,131
Portland General Electric Co. (A)	68,681	2,726,636

		12,106,767

Electrical Equipment - 0.4%
Regal Beloit Corp.	66,000	4,544,100

Electronic Equipment, Instruments & Components - 2.5%
Belden, Inc.	38,900	3,226,366
Control4 Corp. (B)	289,000	4,387,020
Daktronics, Inc.	217,100	2,687,698
Orbotech, Ltd. (B)	339,500	5,238,485
Rofin-Sinar Technologies, Inc. (B)	85,000	2,288,200
Universal Display Corp., Class A (A) (B)	119,100	3,794,526
Vishay Intertechnology, Inc. (A)	253,500	3,452,670

		25,074,965

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.9%
Helix Energy Solutions Group, Inc., Class A (B)	115,000	$ 2,158,550
Precision Drilling Corp.	1,391,325	7,095,758

		9,254,308

Food & Staples Retailing - 0.4%
Whole Foods Market, Inc.	80,815	4,210,057

Food Products - 1.7%
J&J Snack Foods Corp.	17,300	1,697,476
Pinnacle Foods, Inc.	141,825	5,101,445
Tyson Foods, Inc., Class A	264,860	10,340,135

		17,139,056

Gas Utilities - 1.0%
Atmos Energy Corp.	180,300	10,260,873

Health Care Equipment & Supplies - 3.5%
AngioDynamics, Inc. (A) (B)	188,500	3,627,683
Boston Scientific Corp. (B)	608,400	9,010,404
Greatbatch, Inc. (B)	75,957	3,688,472
Halyard Health, Inc. (B)	106,025	4,725,534
Hologic, Inc. (B)	234,560	7,122,414
Zimmer Holdings, Inc., Class A	62,650	7,023,065

		35,197,572

Health Care Providers & Services - 5.7%
AMN Healthcare Services, Inc. (B)	167,500	3,152,350
Antham, Inc.	76,245	10,290,025
HCA Holdings, Inc. (B)	175,920	12,455,136
Health Net, Inc. (B)	62,500	3,385,625
HealthSouth Corp.	89,000	3,924,900
Laboratory Corp. of America Holdings (B)	53,490	6,139,582
MEDNAX, Inc. (B)	72,280	4,907,089
PharMerica Corp. (B)	102,500	2,358,525
VCA, Inc. (B)	159,035	8,285,724
WellCare Health Plans, Inc. (A) (B)	45,000	3,278,250

		58,177,206

Health Care Technology - 0.4%
Omnicell, Inc. (B)	118,000	3,755,940

Hotels, Restaurants & Leisure - 1.6%
Bloomin’ Brands, Inc. (B)	305,625	7,553,522
Churchill Downs, Inc.	35,500	3,372,145
Royal Caribbean Cruises, Ltd., Class A	68,310	5,160,820

		16,086,487

Household Durables - 1.0%
Harman International Industries, Inc.	33,400	4,329,642
Helen of Troy, Ltd. (B)	40,500	3,046,410
La-Z-Boy, Inc.	122,000	3,256,180

		10,632,232

Household Products - 0.4%
Spectrum Brands Holdings, Inc., Class A	41,000	3,676,880

Independent Power and Renewable Electricity Producers - 1.0%
Dynegy, Inc., Class A (B)	164,879	4,504,494
NRG Energy, Inc.	244,500	6,029,370

		10,533,864

Insurance - 4.5%
Allied World Assurance Co. Holdings AG	79,930	3,090,893
Aspen Insurance Holdings, Ltd.	61,500	2,664,180

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.	330,200	$ 12,844,780
Lincoln National Corp.	151,695	7,581,716
Selective Insurance Group, Inc.	239,000	6,170,980
United Fire Group, Inc.	243,543	6,804,592
Validus Holdings, Ltd.	53,000	2,101,450
XL Group PLC, Class A	123,500	4,259,515

		45,518,106

Internet & Catalog Retail - 0.3%
Nutrisystem, Inc.	142,500	2,539,350

Internet Software & Services - 1.1%
AOL, Inc. (B)	105,300	4,554,225
Blucora, Inc. (B)	86,000	1,162,720
IAC/InterActiveCorp	56,400	3,437,580
TheStreet, Inc.	623,000	1,295,840
XO Group, Inc. (B)	12,000	197,280

		10,647,645

IT Services - 1.5%
Booz Allen Hamilton Holding Corp.	168,025	4,891,208
CoreLogic, Inc. (B)	109,975	3,651,170
Global Payments, Inc.	40,000	3,492,400
Sykes Enterprises, Inc. (B)	120,000	2,702,400

		14,737,178

Life Sciences Tools & Services - 0.4%
Quintiles Transnational Holdings, Inc. (B)	72,985	4,415,593

Machinery - 4.6%
Allison Transmission Holdings, Inc., Class A	443,550	13,891,986
Altra Industrial Motion Corp. (A)	111,000	2,836,050
Columbus McKinnon Corp.	61,000	1,528,050
Douglas Dynamics, Inc.	61,600	1,243,704
ITT Corp.	161,525	5,784,210
Mueller Industries, Inc.	108,500	3,405,815
NN, Inc.	218,500	5,036,425
Oshkosh Corp.	37,500	1,606,875
Stanley Black & Decker, Inc.	32,895	3,080,617
Trinity Industries, Inc. (A)	180,765	4,784,850
Watts Water Technologies, Inc., Class A	56,500	3,312,595

		46,511,177

Media - 1.6%
AMC Networks, Inc., Class A (A) (B)	25,400	1,694,180
Gannett Co., Inc.	191,500	5,938,415
Starz, Class A (A) (B)	286,570	8,459,546

		16,092,141

Metals & Mining - 1.9%
Alcoa, Inc.	689,725	10,794,196
Kaiser Aluminum Corp. (A)	42,500	2,945,675
U.S. Steel Corp. (A)	227,725	5,565,599

		19,305,470

Multi-Utilities - 2.6%
Ameren Corp.	208,335	9,433,409
DTE Energy Co.	64,245	5,760,206
NorthWestern Corp.	129,500	7,479,920
PG&E Corp.	57,370	3,373,930

		26,047,465

Multiline Retail - 0.2%
Macy’s, Inc.	37,800	2,414,664

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 2.8%
EnCana Corp. (A)	348,935	$ 4,270,964
Gulfport Energy Corp. (B)	55,200	2,124,648
Newfield Exploration Co. (B)	207,125	6,168,183
PBF Energy, Inc., Class A (A)	221,500	6,224,150
REX American Resources Corp., Class A (A) (B)	26,700	1,482,117
VAALCO Energy, Inc. (B)	262,400	1,453,696
Western Refining, Inc.	63,000	2,339,190
Whiting Petroleum Corp. (B)	129,265	3,880,535

		27,943,483

Paper & Forest Products - 0.5%
Domtar Corp.	73,000	2,795,900
P.H. Glatfelter Co.	120,500	2,755,835

		5,551,735

Pharmaceuticals - 0.4%
Nektar Therapeutics (A) (B)	297,433	4,354,419

Professional Services - 0.6%
Heidrick & Struggles International, Inc.	77,000	1,706,320
On Assignment, Inc. (B)	110,500	3,881,865

		5,588,185

Real Estate Investment Trusts - 8.8%
BioMed Realty Trust, Inc., Class B	543,607	13,291,191
Brandywine Realty Trust	251,000	4,169,110
CBL & Associates Properties, Inc.	257,175	5,302,949
DiamondRock Hospitality Co.	380,000	5,521,400
DuPont Fabros Technology, Inc. (A)	256,125	9,543,217
Excel Trust, Inc.	419,292	5,886,860
Liberty Property Trust, Series C	392,395	15,813,518
National Retail Properties, Inc.	100,500	4,305,420
Physicians Realty Trust (A)	210,500	3,713,220
SL Green Realty Corp.	47,550	5,991,300
Summit Hotel Properties, Inc.	500,000	6,410,000
Sunstone Hotel Investors, Inc.	559,951	9,547,165

		89,495,350

Real Estate Management & Development - 1.2%
CBRE Group, Inc., Class A (B)	389,775	12,605,324

Road & Rail - 0.9%
AMERCO (B)	16,000	4,577,760
Con-way, Inc.	111,710	4,576,759

		9,154,519

Semiconductors & Semiconductor Equipment - 6.4%
Applied Materials, Inc., Class A	154,050	3,518,502
Broadcom Corp., Class A	216,080	9,169,355
Brooks Automation, Inc., Class A (A)	341,000	4,402,310
Cohu, Inc.	154,000	1,744,820
Entegris, Inc. (B)	339,000	4,407,000
GSI Technology, Inc. (A) (B)	184,000	931,040
Integrated Device Technology, Inc. (B)	168,800	3,087,352
LAM Research Corp.	39,800	3,042,312
Micron Technology, Inc. (B)	214,575	6,279,537
MKS Instruments, Inc.	71,000	2,485,710
NXP Semiconductor NV (B)	40,949	3,248,894
Qorvo, Inc. (B)	68,924	5,091,416
Sigma Designs, Inc. (B)	379,000	2,410,440
Silicon Motion Technology Corp., ADR	266,800	7,433,048

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	59,045	$ 4,903,687
Xcerra Corp. (B)	422,500	3,244,800

		65,400,223

Software - 1.8%
Check Point Software Technologies, Ltd., Class A (A) (B)	115,715	8,929,726
Electronic Arts, Inc. (B)	128,160	7,030,858
TiVo, Inc. (B)	209,300	2,189,278

		18,149,862

Specialty Retail - 4.2%
Abercrombie & Fitch Co., Class A (A)	98,000	2,500,960
American Eagle Outfitters, Inc. (A)	1,109,975	15,584,049
ANN, Inc. (B)	81,601	2,700,993
Bed Bath & Beyond, Inc. (A) (B)	44,190	3,304,086
Express, Inc. (B)	217,500	2,844,900
Finish Line, Inc., Class A	122,000	2,879,200
Foot Locker, Inc.	215,035	11,444,163
Guess?, Inc.	86,300	1,620,714

		42,879,065

Technology Hardware, Storage & Peripherals - 1.1%
NetApp, Inc.	98,500	3,723,300
Western Digital Corp.	73,340	7,130,848

		10,854,148

Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (A) (B)	45,835	3,027,402
Hanesbrands, Inc.	43,275	4,819,969
Steven Madden, Ltd., Class B (B)	56,800	1,950,512

		9,797,883

Thrifts & Mortgage Finance - 1.9%
Berkshire Hills Bancorp, Inc.	141,931	3,534,082
Dime Community Bancshares, Inc.	161,500	2,383,740
Oritani Financial Corp.	91,500	1,291,065
Provident Financial Services, Inc.	161,000	2,794,960
TrustCo Bank Corp. (A)	239,000	1,536,770
United Financial Bancorp, Inc.	267,908	3,332,775
Washington Federal, Inc.	198,000	3,932,280

		18,805,672

Trading Companies & Distributors - 1.6%
AerCap Holdings NV (B)	180,440	7,132,793
GATX Corp. (A)	155,401	8,881,167

		16,013,960

Total Common Stocks (Cost $875,178,487)		998,542,762

MASTER LIMITED PARTNERSHIP - 0.4%
Capital Markets - 0.4%
Lazard, Ltd., Class A	83,355	3,817,659

Total Master Limited Partnership (Cost $4,215,306)		3,817,659

SECURITIES LENDING COLLATERAL - 10.2%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (C)	103,732,108	103,732,108

Total Securities Lending Collateral (Cost $103,732,108)		103,732,108

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.3%

State Street Bank & Trust Co.
0.01% (C), dated 01/30/2015, to be repurchased at $13,640,282 on 02/02/2015. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $13,913,156.

	$ 13,640,271	$ 13,640,271

Total Repurchase Agreement (Cost $13,640,271)		13,640,271

Total Investments (Cost $996,766,172) (D)		1,119,732,800
Net Other Assets (Liabilities) - (10.3)%		(104,982,665)

Net Assets - 100.0%		$1,014,750,135

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Common Stocks	$998,542,762	$—	$—	$998,542,762
Master Limited Partnership	3,817,659	—	—	3,817,659
Securities Lending Collateral	103,732,108	—	—	103,732,108
Repurchase Agreement	—	13,640,271	—	13,640,271

Total Investments	$1,106,092,529	$13,640,271	$—	$1,119,732,800

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $101,130,460. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at January 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $996,766,172. Aggregate gross unrealized appreciation and depreciation for all securities is $165,951,716 and $42,985,088, respectively. Net unrealized appreciation for tax purposes is $122,966,628.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 33.8%
Aerospace & Defense - 2.4%
AAR Corp.
7.25%, 01/15/2022	$ 461,000	$ 500,185
Huntington Ingalls Industries, Inc.
7.13%, 03/15/2021	300,000	322,500

		822,685

Auto Components - 3.0%
Cooper Tire & Rubber Co.
8.00%, 12/15/2019	500,000	560,000
Goodyear Tire & Rubber Co.
8.25%, 08/15/2020 (A)	310,000	330,150
Titan International, Inc.
6.88%, 10/01/2020	131,000	112,824

		1,002,974

Chemicals - 1.5%
Olin Corp.
5.50%, 08/15/2022	500,000	501,250

Commercial Services & Supplies - 2.7%
ADT Corp.
6.25%, 10/15/2021 (A)	300,000	317,907
Stena AB
7.00%, 02/01/2024 (A) (B)	149,000	139,315
United Rentals North America, Inc.
8.25%, 02/01/2021	435,000	470,344

		927,566

Construction & Engineering - 1.8%
Dycom Investments, Inc.
7.13%, 01/15/2021	605,000	629,200

Diversified Consumer Services - 0.2%
Service Corp., International
7.63%, 10/01/2018	55,000	61,875

Diversified Financial Services - 0.9%
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.00%, 08/01/2020 (A)	300,000	313,830

Diversified Telecommunication Services - 1.3%
Frontier Communications Corp.
8.50%, 04/15/2020	385,000	433,125

Energy Equipment & Services - 1.7%
SEACOR Holdings, Inc.
7.38%, 10/01/2019	443,000	457,397
SESI LLC
7.13%, 12/15/2021 (A)	125,000	125,313

		582,710

Food Products - 1.5%
Post Holdings, Inc.
7.38%, 02/15/2022 (A)	500,000	508,750

Gas Utilities - 1.3%
Suburban Propane Partners, LP / Suburban Energy Finance Corp.
7.38%, 03/15/2020 (A)	425,000	442,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 2.2%
CHS / Community Health Systems, Inc.
8.00%, 11/15/2019	$ 403,000	$ 429,195
HealthSouth Corp.
7.75%, 09/15/2022	300,000	317,250

		746,445

Hotels, Restaurants & Leisure - 1.3%
Viking Cruises, Ltd.
8.50%, 10/15/2022 (B)	400,000	438,000

Independent Power and Renewable Electricity Producers - 1.5%
NRG Energy, Inc.
7.63%, 01/15/2018 (A)	455,000	496,519

Multiline Retail - 1.2%
Dillard’s, Inc.
7.88%, 01/01/2023	350,000	404,250

Oil, Gas & Consumable Fuels - 2.0%
Linn Energy LLC / Linn Energy Finance Corp.
8.63%, 04/15/2020 (A)	400,000	316,000
Stone Energy Corp.
7.50%, 11/15/2022	250,000	217,500
United Refining Co.
10.50%, 02/28/2018	140,000	147,000

		680,500

Paper & Forest Products - 1.6%
Louisiana-Pacific Corp.
7.50%, 06/01/2020	518,000	551,670

Professional Services - 1.0%
FTI Consulting, Inc.
6.75%, 10/01/2020	313,000	328,259

Real Estate Management & Development - 1.5%
Mobile Mini, Inc.
7.88%, 12/01/2020	480,000	505,200

Specialty Retail - 2.3%
L Brands, Inc.
7.00%, 05/01/2020	375,000	426,562
Rent-A-Center, Inc.
6.63%, 11/15/2020 (A)	375,000	360,000

		786,562

Wireless Telecommunication Services - 0.9%
T-Mobile USA, Inc.
6.63%, 11/15/2020	300,000	311,925

Total Corporate Debt Securities (Cost $11,874,160)		11,475,295

	Shares	Value
PREFERRED STOCKS - 16.6%
Banks - 2.1%
First Republic Bank
7.00% (A)	21,000	583,170
TCF Financial Corp.
Series B, 6.45% (A)	5,000	125,400

		708,570

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Consumer Finance - 1.5%
Capital One Financial Corp.
Series D, 6.70% (C)	20,000	$ 528,600

Diversified Financial Services - 2.6%
Bank of America Corp.
Series W, 6.63%	20,000	519,200
Citigroup, Inc.
Series L, 6.88% (A)	13,500	356,400

		875,600

Diversified Telecommunication Services - 1.5%
Qwest Corp.
7.00% (A)	19,000	498,180

Insurance - 5.1%
Allstate Corp.
Series C, 6.75%	13,000	359,970
Aspen Insurance Holdings, Ltd.
7.25%	3,000	78,810
Kemper Corp.
7.38%	19,484	515,936
Maiden Holdings North America, Ltd.
7.75%	15,600	423,228
Maiden Holdings, Ltd.
Series A, 8.25%	1,400	36,862
Montpelier RE Holdings, Ltd.
Series A, 8.88%	12,000	321,000

		1,735,806

Real Estate Investment Trusts - 3.8%
Corporate Office Properties Trust
Series L, 7.38%	15,250	410,225
Digital Realty Trust, Inc.
Series H, 7.38%	13,000	353,860
DuPont Fabros Technology, Inc.
Series A, 7.88%	10,000	260,000
Series B, 7.63% (A)	10,000	262,900

		1,286,985

Total Preferred Stocks (Cost $5,446,174)		5,633,741

COMMON STOCKS - 42.7%
Aerospace & Defense - 0.8%
Exelis, Inc. (A)	15,800	270,338

Airlines - 0.7%
Copa Holdings SA, Class A (A)	2,300	247,273

Automobiles - 0.9%
Ford Motor Co. (A)	19,800	291,258

Banks - 0.8%
SunTrust Banks, Inc. (A)	7,400	284,308

Chemicals - 0.7%
LyondellBasell Industries NV, Class A	3,075	243,202

Communications Equipment - 0.9%
QUALCOMM, Inc.	4,900	306,054

Consumer Finance - 1.3%
Capital One Financial Corp.	5,900	431,939

Diversified Consumer Services - 0.6%
H&R Block, Inc. (A)	6,275	215,107

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services - 1.2%
JPMorgan Chase & Co.	7,450	$ 405,131

Diversified Telecommunication Services - 2.9%
AT&T, Inc. (A)	10,675	351,421
Verizon Communications, Inc.	7,025	321,113
Windstream Holdings, Inc. (A)	37,200	295,740

		968,274

Electric Utilities - 0.8%
PPL Corp. (A)	7,500	266,250

Electrical Equipment - 0.6%
Eaton Corp. PLC (A)	3,100	195,579

Food & Staples Retailing - 0.7%
Sysco Corp.	6,100	238,937

Food Products - 1.3%
Kellogg Co.	3,675	241,006
Kraft Foods Group, Inc. (A)	3,225	210,722

		451,728

Health Care Equipment & Supplies - 0.6%
Medtronic PLC	2,900	207,060

Household Durables - 1.2%
Whirlpool Corp.	2,075	413,091

Insurance - 3.0%
Assured Guaranty, Ltd.	11,575	282,662
MetLife, Inc.	9,025	419,662
Prudential Financial, Inc.	4,125	313,005

		1,015,329

IT Services - 0.8%
DST Systems, Inc. (A)	2,800	270,760

Machinery - 1.2%
Stanley Black & Decker, Inc. (A)	4,300	402,695

Multi-Utilities - 0.7%
National Grid PLC, ADR (A)	3,500	246,190

Multiline Retail - 0.9%
Macy’s, Inc.	4,600	293,848

Oil, Gas & Consumable Fuels - 4.9%
California Resources Corp. (A) (C)	1,999	10,235
Chevron Corp.	2,575	264,015
ConocoPhillips (A)	3,225	203,110
Eni SpA, ADR	8,500	288,150
Occidental Petroleum Corp. (A)	3,825	306,000
Royal Dutch Shell PLC, Class B, ADR (A)	3,900	249,561
Valero Energy Corp.	6,300	333,144

		1,654,215

Pharmaceuticals - 4.6%
AstraZeneca PLC, ADR	5,175	367,632
Eli Lilly & Co.	3,175	228,600
Johnson & Johnson	3,725	373,022
Novartis AG, ADR	2,875	280,025
Pfizer, Inc.	9,725	303,906

		1,553,185

Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc. (A)	36,150	381,744

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp. (A)	8,200	$ 270,928
Maxim Integrated Products, Inc., Class A (A)	5,500	181,995
Xilinx, Inc. (A)	5,325	205,412

		658,335

Software - 1.4%
CA, Inc. (A)	7,225	218,917
Microsoft Corp.	6,500	262,600

		481,517

Specialty Retail - 0.7%
Best Buy Co., Inc. (A)	6,650	234,080

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	5,375	629,735
Seagate Technology PLC (A)	5,700	321,708
Western Digital Corp.	3,150	306,274

		1,257,717

Thrifts & Mortgage Finance - 1.0%
New York Community Bancorp, Inc. (A)	21,500	332,175

Wireless Telecommunication Services - 0.8%
Vodafone Group PLC, ADR	7,675	269,623

Total Common Stocks (Cost $14,838,763)		14,486,942

INVESTMENT COMPANY - 0.8%
Capital Markets - 0.8%
Cushing Renaissance Fund	13,475	276,911

Total Investment Company (Cost $356,670)		276,911

SECURITIES LENDING COLLATERAL - 20.6%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (D)	6,975,005	6,975,005

Total Securities Lending Collateral (Cost $6,975,005)		6,975,005

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
State Street Bank & Trust Co. 0.01% (D), dated 01/30/2015, to be repurchased at $1,161,729 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $1,186,026.	$ 1,161,728	1,161,728

Total Repurchase Agreement (Cost $1,161,728)		1,161,728

Total Investments (Cost $40,652,500) (E)		40,009,622
Net Other Assets (Liabilities) - (17.9)%		(6,069,900)

Net Assets - 100.0%		$ 33,939,722

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Corporate Debt Securities	$—	$11,475,295	$—	$11,475,295
Preferred Stocks	5,105,141	528,600	—	5,633,741
Common Stocks	14,486,942	—	—	14,486,942
Investment Company	276,911	—	—	276,911
Securities Lending Collateral	6,975,005	—	—	6,975,005
Repurchase Agreement	—	1,161,728	—	1,161,728

Total Investments	$26,843,999	$13,165,623	$—	$40,009,622

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $6,809,098. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $577,315, representing 1.70% of the Fund’s net assets.
(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at January 31, 2015.
(E)	Aggregate cost for federal income tax purposes is $40,652,500. Aggregate gross unrealized appreciation and depreciation for all securities is $834,167 and $1,477,045, respectively. Net unrealized depreciation for tax purposes is $642,878.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Tactical Allocation

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Capital Markets - 86.7%
iShares Floating Rate Bond ETF	13,648	$ 690,179
iShares Gold Trust (A)	21,012	261,179
iShares MSCI ACWI ETF (B)	45,121	2,604,835
iShares MSCI All Country Asia ex Japan ETF (B)	8,257	511,191
SPDR Barclays Short Term High Yield Bond ETF	86,751	2,511,442
Vanguard Global ex-U.S. Real Estate ETF (B)	9,228	506,986
Vanguard REIT ETF (B)	5,756	498,182
Vanguard Short-Term Bond ETF	8,582	692,653
Vanguard Total Bond Market ETF	20,114	1,696,616
WisdomTree Europe Hedged Equity Fund	8,647	521,241
WisdomTree Japan Hedged Equity Fund	5,257	258,750

		10,753,254

Growth - Large Cap - 4.2%
Vanguard Growth ETF	5,068	520,990

Growth - Small Cap - 4.2%
Vanguard Small-Cap ETF	4,590	523,994

Value - Large Cap - 4.1%
Vanguard Value ETF	6,287	509,436

Total Investment Companies (Cost $12,288,655)		12,307,674

SECURITIES LENDING COLLATERAL - 19.4%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (C)	2,404,840	2,404,840

Total Securities Lending Collateral (Cost $2,404,840)		2,404,840

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.01% (C), dated 01/30/2015, to be repurchased at $111,639 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 12/01/2027, and with a value of $115,652.	$ 111,639	111,639

Total Repurchase Agreement (Cost $111,639)		111,639

Total Investments (Cost $14,805,134) (D)		14,824,153
Net Other Assets (Liabilities) - (19.5)%		(2,414,545)

Net Assets - 100.0%		$ 12,409,608

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Tactical Allocation

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Investment Companies	$12,307,674	$—	$—	$12,307,674
Securities Lending Collateral	2,404,840	—	—	2,404,840
Repurchase Agreement	—	111,639	—	111,639

Total Investments	$14,712,514	$111,639	$—	$14,824,153

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $2,352,012. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at January 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $14,805,134. Aggregate gross unrealized appreciation and depreciation for all securities is $170,865 and $151,846, respectively. Net unrealized appreciation for tax purposes is $19,019.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Tactical Income

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Capital Markets - 86.3%
iShares Core High Dividend ETF	1,125,547	$ 84,517,324
iShares Floating Rate Bond ETF (A)	425,079	21,496,245
iShares iBoxx $ High Yield Corporate Bond ETF (A)	632,802	57,097,724
iShares iBoxx $ Investment Grade Corporate Bond ETF (A)	312,903	38,765,553
SPDR Barclays High Yield Bond ETF (A)	4,192,238	163,245,748
SPDR Barclays Short Term High Yield Bond ETF (A)	6,478,972	187,566,239
Vanguard REIT ETF (A)	172,716	14,948,570
Vanguard Total Bond Market ETF (A)	1,838,596	155,085,573
WisdomTree Europe Hedged Equity Fund	192,509	11,604,442
WisdomTree Japan Hedged Equity Fund (A)	235,363	11,584,567

		745,911,985

Growth - Large Cap - 7.2%
Vanguard Growth ETF (A)	606,480	62,346,144

Value - Large Cap - 5.7%
Vanguard Value ETF (A)	609,085	49,354,158

Total Investment Companies (Cost $870,102,456)		857,612,287

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (B)	221,496,908	221,496,908

Total Securities Lending Collateral (Cost $221,496,908)		221,496,908

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.01% (B), dated 01/30/2015, to be repurchased at $4,333,903 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 04/01/2028, and with a value of $4,420,804.	$ 4,333,899	4,333,899

Total Repurchase Agreement (Cost $4,333,899)		4,333,899

Total Investments (Cost $1,095,933,263) (C)		1,083,443,094
Net Other Assets (Liabilities) - (25.3)%		(218,596,457)

Net Assets - 100.0%		$ 864,846,637

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Tactical Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Investment Companies	$857,612,287	$—	$—	$857,612,287
Securities Lending Collateral	221,496,908	—	—	221,496,908
Repurchase Agreement	—	4,333,899	—	4,333,899

Total Investments	$1,079,109,195	$4,333,899	$—	$1,083,443,094

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $216,888,992. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at January 31, 2015.
(C)

Aggregate cost for federal income tax purposes is $1,095,933,263. Aggregate gross unrealized appreciation and depreciation for all securities is $7,196,510 and $19,686,679, respectively. Net unrealized depreciation for tax purposes is $12,490,169.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Tactical Rotation

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.0%
Capital Markets - 94.4%
Consumer Discretionary Select Sector SPDR Fund (A)	14,900	$ 1,042,851
Consumer Staples Select Sector SPDR Fund (A)	21,435	1,029,309
Financial Select Sector SPDR Fund (A)	22,245	511,857
Health Care Select Sector SPDR Fund (A)	14,834	1,027,551
Industrial Select Sector SPDR Fund (A)	19,066	1,040,432
iShares Floating Rate Bond ETF	88,485	4,474,686
iShares MSCI ACWI ETF (A)	95,084	5,489,199
iShares MSCI China ETF	17,290	871,416
iShares MSCI Hong Kong ETF (A)	41,366	896,401
iShares MSCI Taiwan ETF	33,238	506,215
Technology Select Sector SPDR Fund	13,093	522,411
Utilities Select Sector SPDR Fund (A)	21,374	1,032,792
Vanguard Telecommunication Services ETF (A)	12,361	1,027,323
WisdomTree Europe Hedged Equity Fund	17,403	1,049,053
WisdomTree Japan Hedged Equity Fund	10,556	519,566

		21,041,062

Growth - Small Cap - 4.6%
Vanguard Small-Cap ETF (A)	9,081	1,036,687

Total Investment Companies (Cost $21,707,530)		22,077,749

SECURITIES LENDING COLLATERAL - 23.5%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (B)	5,241,558	5,241,558

Total Securities Lending Collateral (Cost $5,241,558)		5,241,558

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (B), dated 01/30/2015, to be repurchased at $250,969 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 11/01/2027, and with a value of $259,201.	$ 250,969	250,969

Total Repurchase Agreement (Cost $250,969)		250,969

Total Investments (Cost $27,200,057) (C)		27,570,276
Net Other Assets (Liabilities) - (23.6)%		(5,269,523)

Net Assets - 100.0%		$ 22,300,753

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Tactical Rotation

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Investment Companies	$22,077,749	$—	$—	$22,077,749
Securities Lending Collateral	5,241,558	—	—	5,241,558
Repurchase Agreement	—	250,969	—	250,969

Total Investments	$27,319,307	$250,969	$—	$27,570,276

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $5,127,867. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at January 31, 2015.
(C)	Aggregate cost for federal income tax purposes is $27,200,057. Aggregate gross unrealized appreciation and depreciation for all securities is $548,979 and $178,760, respectively. Net unrealized appreciation for tax purposes is $370,219.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 35.7%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042	$ 11,000,000	$ 12,123,499
3.00%, 05/15/2042 - 11/15/2044	19,400,000	22,492,921
3.13%, 02/15/2042	1,900,000	2,248,086
3.13%, 02/15/2043 (A)	500,000	590,976
3.13%, 08/15/2044 (B)	46,000,000	54,589,074
3.38%, 05/15/2044 (A)	10,200,000	12,667,921
3.75%, 11/15/2043 (A)	1,700,000	2,247,187
4.25%, 05/15/2039	2,500,000	3,468,945
4.38%, 11/15/2039	5,100,000	7,222,875
4.50%, 08/15/2039	2,200,000	3,164,907
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	104,546	110,035
1.38%, 02/15/2044	303,918	373,653
1.75%, 01/15/2028	5,074,335	6,028,548
2.00%, 01/15/2026	8,807,702	10,589,888
2.38%, 01/15/2025 - 01/15/2027	22,623,521	27,947,138
2.50%, 01/15/2029	17,934,890	23,305,547
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022	1,104	1,120
0.13%, 07/15/2022 (A) (C) (D)	5,444,531	5,536,407
0.38%, 07/15/2023 (C) (D)	8,729,946	9,045,045
U.S. Treasury Note
2.25%, 11/15/2024 (B)	25,500,000	26,806,875

Total U.S. Government Obligations (Cost $219,057,425)		230,560,647

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.4%
Federal Home Loan Mortgage Corp.
1.85%, 09/01/2035 (E)	39,522	41,385
2.25%, 03/01/2034 (E)	90,024	94,950
2.35%, 11/01/2033 (E)	89,002	95,058
2.36%, 03/01/2034 (E)	105,110	112,156
2.37%, 09/01/2035 (E)	301,767	323,589
2.38%, 01/01/2036 (E)	2,159,868	2,304,375
4.00%, TBA	1,000,000	1,068,242
4.50%, 08/01/2025 - 05/01/2037	80,260	87,130
4.50%, TBA	7,000,000	7,579,687
Federal Home Loan Mortgage Corp. REMIC
6.50%, 04/15/2029	2,659	2,979
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
1.31%, 10/25/2044 (E)	292,064	303,020
1.51%, 07/25/2044 (E)	293,187	301,652
6.50%, 07/25/2043	14,176	16,906
Federal National Mortgage Association
0.52%, 09/25/2042 (E)	248,609	247,017
1.31%, 03/01/2044 (E)	665,059	692,056
1.31%, 10/01/2044	303,303	308,914
1.85%, 07/01/2035 (E)	197,468	209,647
2.17%, 09/01/2035 (E)	553,582	590,223
2.31%, 01/01/2026 - 03/01/2034 (E)	151,434	161,137
2.34%, 01/01/2028 (E)	27,853	29,779
2.40%, 11/01/2033 (E)	107,910	115,899
3.00%, TBA	4,000,000	4,125,968
3.50%, 02/01/2027	281,884	300,067
3.50%, TBA	23,000,000	24,256,585
4.00%, TBA	37,000,000	39,533,457
4.50%, 11/01/2018 - 12/01/2024	544,843	585,143
4.50%, TBA	23,000,000	24,932,538
5.00%, 08/01/2020 - 01/01/2030	1,930,719	2,135,385
5.00%, TBA	13,000,000	14,303,265
5.50%, 02/01/2037	71,386	82,039
6.00%, 07/01/2035 - 05/01/2041	4,919,481	5,577,089

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
0.27%, 01/25/2021 (E)	$ 31,737	$ 31,725
6.30%, 10/17/2038	305,465	394,736
Federal National Mortgage Association REMIC, IO
6.93%, 07/25/2034 (E)	849,778	198,385
Government National Mortgage Association
1.63%, 05/20/2024 (E)	28,915	30,273
Government National Mortgage Association, IO
6.39%, 04/16/2033 - 10/16/2033 (E)	772,871	152,860
6.43%, 08/16/2033 - 09/20/2034 (E)	1,984,327	409,683
Government National Mortgage Association
6.50%, 06/20/2032	13,741	15,961

Total U.S. Government Agency Obligations (Cost $130,184,462)		131,750,960

FOREIGN GOVERNMENT OBLIGATIONS - 8.8%
Banco Nacional de Desenvolvimento Economico e Social
3.38%, 09/26/2016 (F)	300,000	301,770
Brazil Letras do Tesouro Nacional Zero Coupon, 10/01/2015 - 01/01/2017	BRL 77,800,000	25,472,999
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
0.75%, 04/15/2018	EUR 11,041,992	12,835,051
France Government Bond OAT
3.25%, 05/25/2045 (G)	1,000,000	1,642,048
Hellenic Republic Government Bond
2.00%, 02/24/2036 (G) (H)	700,000	387,606
4.75%, 04/17/2019 (G)	800,000	633,660
Italy Buoni Poliennali del Tesoro
4.00%, 02/01/2037 (G)	400,000	562,001
4.75%, 09/01/2021	1,800,000	2,490,632
5.00%, 09/01/2040 (G)	1,000,000	1,627,358
Japan Government Thirty Year Bond
1.70%, 09/20/2044	JPY 480,000,000	4,479,034
Spain Government Bond
2.75%, 10/31/2024 (G)	EUR 5,300,000	6,688,094

Total Foreign Government Obligations (Cost $65,165,246)		57,120,253

MORTGAGE-BACKED SECURITIES - 7.4%
Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	$ 292	285
Series 2005-81, Class A1
0.45%, 02/25/2037 (E)	510,044	397,098
Series 2006-30T1, Class 1A3
6.25%, 11/25/2036	237,935	223,808
Series 2006-J8, Class A2
6.00%, 02/25/2037	252,465	199,066
Series 2006-OA17, Class 1A1A
0.36%, 12/20/2046 (E)	1,957,918	1,482,724
Series 2007-2CB, Class 1A13
5.75%, 03/25/2037 (E)	418,018	367,421
Series 2007-HY4, Class 1A1
2.63%, 06/25/2037 (E)	976,462	811,108
Series 2007-OA6, Class A1B
0.37%, 06/25/2037 (E)	798,702	659,748

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal		Value
MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Assets LLC
Series 2006-2, Class 2A1
0.36%, 09/25/2046 (E)		$ 716,586	$ 512,008
Series 2006-4, Class 1A12
0.38%, 10/25/2046 (E)		1,490,249	1,014,155
Banc of America Funding Trust
Series 2005-D, Class A1
2.63%, 05/25/2035 (E)		409,581	416,669
Series 2006-J, Class 4A1
2.97%, 01/20/2047 (E)		61,217	48,673
Banc of America Funding, Ltd.
Series 2012-R5, Class A
0.43%, 10/03/2039 (E) (F)		2,377,216	2,330,924
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1
2.95%, 11/25/2036 (E)		298,404	204,317
Bear Stearns ARM Trust
Series 2003-5, Class 2A1
2.44%, 08/25/2033 (E)		408,224	414,777
Series 2003-8, Class 2A1
2.72%, 01/25/2034 (E)		9,898	10,149
Series 2003-8, Class 4A1
2.65%, 01/25/2034 (E)		92,549	92,522
Series 2005-2, Class A2
2.51%, 03/25/2035 (E)		232,320	234,501
Series 2005-5, Class A2
2.38%, 08/25/2035 (E)		129,387	130,156
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1
2.51%, 01/26/2036 (E)		235,943	187,575
Berica 8 Residential MBS Srl
Series 2008, Class A
0.38%, 03/31/2048 (E) (G)	EUR	5,315,640	5,897,855
Berica ABS Srl
Series 2011-1, Class A1
0.38%, 12/31/2055 (E) (G)		2,791,775	3,131,786
CD Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 (E)		$ 151,423	165,428
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-3A, Class A1
0.42%, 08/25/2035 (E) (F)		137,659	125,716
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M
2.46%, 10/19/2032 (E)		10,783	8,762
Series 2004-12, Class 12A1
2.46%, 08/25/2034 (E)		227,586	196,290
Citigroup Mortgage Loan Trust
Series 2005-6, Class A2
2.28%, 09/25/2035 (E)		155,149	155,206
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A
0.80%, 03/25/2032 (E) (F)		342	315
Series 2003-AR15, Class 2A1
2.18%, 06/25/2033 (E)		570,926	559,748
Series 2003-AR28, Class 2A1
2.47%, 12/25/2033 (E)		4,440,087	4,419,810
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-6, Class 2A3
5.50%, 12/25/2035		536,680	446,031

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
First Horizon Alternative Mortgage Securities
Series 2007-FA4, Class 1A8
6.25%, 08/25/2037	$ 267,911	$ 217,398
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1
2.61%, 08/25/2035 (E)	52,301	47,832
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.73%, 09/25/2035 (E)	72,218	72,497
HarborView Mortgage Loan Trust
Series 2006-12, Class 2A2A
0.36%, 01/19/2038 (E)	736,156	624,005
Series 2006-6, Class 5A1A
4.85%, 08/19/2036 (E)	237,208	214,986
Series 2007-1, Class 2A1A
0.30%, 03/19/2037 (E)	749,900	634,569
Independent National Mortage Corp. Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.52%, 12/25/2034 (E)	32,785	30,186
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
2.56%, 02/25/2035 (E)	42,790	41,860
Series 2007-A1, Class 5A5
2.56%, 07/25/2035 (E)	398,141	404,075
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 (E)	1,427,174	1,572,363
Luminent Mortgage Trust
Series 2006-6, Class A1
0.37%, 10/25/2046 (E)	425,510	362,964
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1
0.57%, 03/25/2036 (E)	112,860	28,544
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 3A
1.17%, 10/25/2035 (E)	28,099	26,606
Series 2005-3, Class 4A
0.42%, 11/25/2035 (E)	22,424	21,171
Series 2005-A10, Class A
0.38%, 02/25/2036 (E)	133,054	121,935
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1
6.00%, 07/25/2047 (E)	234,866	189,853
Series 2007-3XS, Class 2A1A
0.24%, 01/25/2047 (E)	47,634	47,507
Series 2007-8XS, Class A1
5.75%, 04/25/2037 (E)	273,357	213,523
MRFC Mortgage Pass-Through Trust
Series 2000-TBC3, Class A1
0.61%, 12/15/2030 (E)	162,203	154,631
RALI Trust
Series 2008-QR1, Class 1A1
1.57%, 08/25/2036 (E)	1,562,914	1,245,984
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A
6.50%, 11/25/2034 (F)	285,994	299,483
Series 2005-R2, Class 1AF1
0.51%, 06/25/2035 (E) (F)	766,169	680,398
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.57%, 01/25/2046 (E)	216,714	113,569
RFMSI Trust Series 2003-S9, Class A1
6.50%, 03/25/2032	1,362	1,413

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B
0.39%, 06/12/2044 (E) (G)	$ 2,821,837	$ 2,670,062
Selkirk No. 1, Ltd.
Series 2001, Class A
1.33%, 02/20/2041 (F)	2,070,554	2,060,706
Selkirk No. 2, Ltd.
Series 2002, Class A
1.18%, 02/20/2041 (F)	258,522	258,669
Sequoia Mortgage Trust
Series 2004-11, Class A2
0.65%, 12/20/2034 (E)	1,757,176	1,674,863
Series 2007-1, Class 1A1
2.34%, 01/20/2047 (E)	410,953	354,431
Series 2010, Class 2A1
0.93%, 10/20/2027 (E)	16,138	15,158
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1
2.42%, 09/25/2034 (E)	528,541	532,553
Series 2004-19, Class 2A1
1.57%, 01/25/2035 (E)	153,335	122,489
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1
0.42%, 07/19/2035 (E)	32,534	29,643
Series 2005-AR5, Class A2
0.42%, 07/19/2035 (E)	40,718	38,936
Series 2005-AR5, Class A3
0.42%, 07/19/2035 (E)	78,918	75,640
Series 2005-AR8, Class A1A
0.45%, 02/25/2036 (E)	419,560	339,303
Series 2006-AR3, Class 12A1
0.39%, 05/25/2036 (E)	501,548	372,799
Series 2006-AR6, Class 2A1
0.36%, 07/25/2046 (E)	1,807,137	1,443,093
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1
0.83%, 09/19/2032 (E)	10,483	10,199
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-22A, Class 2A1
2.34%, 06/25/2033 (E)	604,872	581,492
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR2, Class A
1.94%, 02/27/2034 (E)	10,628	10,409
Series 2002-AR9, Class 1A
1.51%, 08/25/2042 (E)	6,407	5,872
Series 2003-AR5, Class A7
2.44%, 06/25/2033 (E)	400,802	405,109
Series 2003-AR9, Class 2A
2.44%, 09/25/2033 (E)	656,250	660,809
Series 2006-AR19, Class 1A
0.85%, 01/25/2047 (E)	772,873	632,523
Series 2006-AR19, Class 1A1A
0.84%, 01/25/2047 (E)	659,394	595,206
Series 2006-AR9, Class 2A
2.17%, 08/25/2046 (E)	402,193	362,023
Series 2007-OA1, Class A1A
0.81%, 02/25/2047 (E)	562,336	453,867

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1
2.62%, 01/25/2035 (E)	$ 116,687	$ 118,660
Series 2005-AR2, Class 1A1
2.61%, 03/25/2035 (E)	1,718,579	1,745,774
Series 2006-AR4, Class 2A6
5.62%, 04/25/2036 (E)	99,565	32,359
Series 2006-AR8, Class 2A4
2.60%, 04/25/2036 (E)	234,006	227,607

Total Mortgage-Backed Securities (Cost $47,451,849)		48,042,237

ASSET-BACKED SECURITIES - 11.3%
ABFC Trust
Series 2004-OPT4, Class A1
0.79%, 04/25/2034 (E)	412,117	407,798
Series 2004-OPT5, Class A1
0.87%, 06/25/2034 (E)	259,964	242,231
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE1, Class A1A
0.37%, 02/25/2036 (E)	3,911,311	3,876,778
Ally Auto Receivables Trust
Series 2014-1, Class A2
0.48%, 02/15/2017	8,302,286	8,297,255
ALM V, Ltd.
Series 2012-5A, Class A1R
1.46%, 02/13/2023 (E) (F)	10,000,000	9,973,840
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.75%, 07/25/2032 (E)	3,806	3,512
Bear Stearns Asset-Backed Securities I Trust
Series 2006-HE1, Class 1M2
0.60%, 12/25/2035 (E)	4,500,000	4,047,854
Series 2007-AQ1, Class A1
0.28%, 11/25/2036 (E)	476,927	458,723
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1
0.83%, 10/25/2032 (E)	9,695	9,194
Series 2006-SD4, Class 1A1
2.93%, 10/25/2036 (E)	494,152	482,924
C-BASS Trust
Series 2007-CB1, Class AF1A
0.24%, 01/25/2037 (E)	404,701	180,847
CIFC Funding, Ltd.
Series 2012-1AR, Class A1R
1.38%, 08/14/2024 (E) (F)	4,400,000	4,402,882
COA Summit CLO, Ltd.
Series 2014-1A, Class A1
1.61%, 04/20/2023 (E) (F)	4,200,000	4,187,354
Countrywide Asset-Backed Certificates
Series 2006-26, Class 2A3
0.34%, 06/25/2037 (E)	5,825,908	5,280,958
Home Equity Asset Trust
Series 2002-1, Class A4
0.77%, 11/25/2032 (E)	1,026	907
JPMorgan Mortgage Acquisition Trust
Series 2007-CH3, Class A5
0.43%, 03/25/2037 (E)	3,500,000	2,660,322
National Collegiate Student Loan Trust
Series 2005-1, Class A4
0.41%, 11/27/2028 (E)	1,157,081	1,134,094

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Nautique Funding, Ltd.
Series 2006-1A, Class A1A
0.50%, 04/15/2020 (E) (F)	$ 2,470,977	$ 2,453,228
New Century Home Equity Loan Trust
Series 2006-1, Class A2B
0.35%, 05/25/2036 (E)	116,001	81,605
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B
0.43%, 09/25/2035 (E)	20,742	20,669
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCW2, Class M2
0.70%, 07/25/2035 (E)	500,000	428,777
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M1
0.56%, 02/25/2036 (E)	500,000	412,901
Race Point V CLO, Ltd.
Series 2011-5AR, Class AR
1.54%, 12/15/2022 (E) (F)	4,600,000	4,595,060
Securitized Asset-Backed Receivables LLC Trust
Series 2007-HE1, Class A2A
0.23%, 12/25/2036 (E)	73,627	26,775
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	15,901	17,302
Series 2004-20C, Class 1
4.34%, 03/01/2024	129,341	136,940
Specialty Underwriting & Residential Finance Trust
Series 2004-BC2, Class M1
0.99%, 05/25/2035 (E)	4,622,152	4,378,445
Venture VIII CDO, Ltd.
Series 2007-8A, Class A2A
0.48%, 07/22/2021 (E) (F)	5,554,791	5,445,956
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-4, Class M2
0.65%, 12/25/2035 (E)	6,500,000	5,345,256
Wood Street CLO BV
Series I, Class A
0.43%, 11/22/2021 (E) (G)	EUR 3,576,442	4,013,844

Total Asset-Backed Securities (Cost $71,538,660)		73,004,231

MUNICIPAL GOVERNMENT OBLIGATIONS - 4.6%
Bay Area Toll Authority, Revenue Bonds
Series S3
6.91%, 10/01/2050	$ 3,600,000	5,479,452
Chicago Transit Authority, Revenue Bonds
Series B
6.90%, 12/01/2040	3,400,000	4,493,848
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
5.00%, 06/01/2033	300,000	259,800
Kentucky State Property & Building Commission, Revenue Bonds
Series C
5.37%, 11/01/2025	100,000	117,000
New Jersey State Turnpike Authority, Revenue Bonds
Series F
7.41%, 01/01/2040	600,000	940,188

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
4.73%, 11/01/2023	$ 100,000	$ 115,969
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	7,600,000	8,499,004
State of California, General Obligation Unlimited
7.50%, 04/01/2034	300,000	466,536
7.55%, 04/01/2039	1,800,000	2,916,756
7.60%, 11/01/2040	1,800,000	2,950,614
7.95%, 03/01/2036	2,200,000	2,750,616
Tobacco Settlement Finance Authority, Revenue Bonds
Series A
7.47%, 06/01/2047	1,035,000	894,333
Tobacco Settlement Financing Corp., Revenue Bonds
5.50%, 06/01/2026	95,000	96,672

Total Municipal Government Obligations (Cost $26,780,077)		29,980,788

CORPORATE DEBT SECURITIES - 31.2%
Automobiles - 1.3%
Daimler Finance North America LLC
1.30%, 07/31/2015 (F)	8,200,000	8,230,504

Banks - 8.4%
Banco Santander Chile
1.15%, 04/11/2017 (E) (F)	3,500,000	3,484,778
Barclays Bank PLC
7.63%, 11/21/2022	3,900,000	4,350,937
10.18%, 06/12/2021 (F)	1,840,000	2,519,240
Barclays PLC
6.50%, 09/15/2019 (E) (I)	EUR 800,000	901,516
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 (E) (F) (I)	$ 2,978,000	3,834,175
Series MTN
6.88%, 03/19/2020 (G) (J)	EUR 3,300,000	4,457,705
Credit Agricole SA
1.63%, 04/15/2016 (F) (K)	$ 4,000,000	4,028,700
7.88%, 01/23/2024 (E) (F) (I)	700,000	722,760
HSBC Capital Funding, LP
10.18%, 06/30/2030 (E) (F) (I)	150,000	226,125
HSBC USA Capital Trust I
7.81%, 12/15/2026 (F) (K)	1,000,000	1,008,729
KBC Bank NV
8.00%, 01/25/2023 (E) (G)	2,000,000	2,240,000
Lloyds Bank PLC
12.00%, 12/16/2024 (E) (F) (I)	3,400,000	4,836,500
Series MTN
5.80%, 01/13/2020 (F)	700,000	824,510
Lloyds Banking Group PLC
7.63%, 06/27/2023 (E) (G) (I)	GBP 500,000	758,749
Novo Banco SA Series MTN
5.88%, 11/09/2015 (G)	EUR 2,400,000	2,765,266
Royal Bank of Scotland Group PLC
6.99%, 10/05/2017 (E) (F) (I)	$ 1,300,000	1,495,000
Sberbank of Russia Via SB Capital SA
5.50%, 07/07/2015 (G) (J)	2,500,000	2,500,000
Toronto-Dominion Bank Series MTN
0.70%, 09/09/2016 (E)	5,300,000	5,321,105

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
VTB Bank OJSC Via VTB Capital SA
6.47%, 03/04/2015 (G) (J)	$ 2,500,000	$ 2,493,750
Wells Fargo & Co.
7.98%, 03/15/2018 (E) (I)	4,800,000	5,268,000

		54,037,545

Biotechnology - 0.9%
Amgen, Inc.
0.61%, 05/22/2017 (E)	5,800,000	5,788,035

Capital Markets - 1.8%
Goldman Sachs Group, Inc.
5.35%, 01/15/2016	48,000	50,003
Series MTN
1.33%, 11/15/2018 (E)	1,300,000	1,312,012
Morgan Stanley
3.45%, 11/02/2015	1,800,000	1,835,174
Series MTN
5.95%, 12/28/2017	4,900,000	5,466,072
6.63%, 04/01/2018	2,000,000	2,285,466
UBS AG
7.63%, 08/17/2022	600,000	716,182

		11,664,909

Consumer Finance - 1.8%
Ally Financial, Inc.
4.63%, 06/26/2015	200,000	201,500
8.30%, 02/12/2015	1,800,000	1,800,000
Navient Corp. Series MTN
4.88%, 06/17/2019	4,000,000	4,030,000
6.25%, 01/25/2016	800,000	828,000
Springleaf Finance Corp. Series MTN
6.90%, 12/15/2017	4,500,000	4,815,000

		11,674,500

Diversified Consumer Services - 0.9%
President and Fellows of Harvard College
6.50%, 01/15/2039 (F)	3,800,000	5,797,367

Diversified Financial Services - 7.1%
Bank of America Corp.
4.50%, 04/01/2015	1,100,000	1,106,897
Series MTN
5.65%, 05/01/2018	3,900,000	4,355,251
6.88%, 04/25/2018	300,000	345,621
7.63%, 06/01/2019	4,000,000	4,892,008
Bear Stearns Cos. LLC
6.40%, 10/02/2017	900,000	1,011,328
7.25%, 02/01/2018	2,100,000	2,432,039
Citigroup, Inc.
1.30%, 04/01/2016	8,763,000	8,795,178
6.00%, 08/15/2017	600,000	664,264
Ford Motor Credit Co. LLC
4.21%, 04/15/2016	3,100,000	3,210,425
7.00%, 04/15/2015	610,000	617,563
12.00%, 05/15/2015	450,000	464,064
Series MTN
1.04%, 01/17/2017 (E)	5,400,000	5,398,936
GMAC International Finance BV
7.50%, 04/21/2015 (G)	EUR 100,000	114,360
JPMorgan Chase & Co.
0.75%, 02/15/2017 (E)	$ 5,100,000	5,096,894
6.30%, 04/23/2019 (J)	900,000	1,055,758
Lehman Brothers Holdings, Inc. (Escrow shares)
6.75%, 12/28/2017 (L)	1,700,000	17

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Tayarra, Ltd.
3.63%, 02/15/2022	$ 5,734,077	$ 6,126,185

		45,686,788

Diversified Telecommunication Services - 1.5%
KT Corp.
4.88%, 07/15/2015 (F)	200,000	203,377
Verizon Communications, Inc.
0.64%, 06/09/2017 (E)	3,800,000	3,793,719
1.99%, 09/14/2018 (E)	4,500,000	4,678,915
2.50%, 09/15/2016	43,000	44,002
3.65%, 09/14/2018	1,200,000	1,276,392

		9,996,405

Electric Utilities - 0.7%
Korea Hydro & Nuclear Power Co., Ltd.
1.01%, 05/22/2017 (E) (F) (K)	4,300,000	4,297,020

Food Products - 0.9%
ConAgra Foods, Inc.
0.63%, 07/21/2016 (E)	1,700,000	1,693,487
Kraft Foods Group, Inc.
1.63%, 06/04/2015	4,000,000	4,011,812

		5,705,299

Hotels, Restaurants & Leisure - 0.8%
MGM Resorts International
7.63%, 01/15/2017	4,600,000	4,945,000

Household Durables - 0.0% (M)
Urbi Desarrollos Urbanos SAB de CV
9.50%, 01/21/2020 (F) (K) (N)	400,000	44,000

Independent Power and Renewable Electricity Producers - 0.6%
Dynegy Finance I, Inc. / Dynegy Finance II, Inc.
6.75%, 11/01/2019 (F)	2,300,000	2,363,250
7.38%, 11/01/2022 (F)	900,000	929,250
7.63%, 11/01/2024 (F)	400,000	412,000

		3,704,500

Media - 0.0% (M)
DISH DBS Corp.
7.13%, 02/01/2016	100,000	105,000

Oil, Gas & Consumable Fuels - 2.6%
Canadian Natural Resources, Ltd.
0.63%, 03/30/2016 (E)	4,700,000	4,692,024
CNPC General Capital, Ltd.
1.13%, 05/14/2017 (E) (F)	3,100,000	3,104,845
Gazprom OAO Via GAZ Capital SA
4.95%, 05/23/2016 (G)	2,800,000	2,688,000
8.15%, 04/11/2018 (F)	1,000,000	965,000
Petrobras Global Finance BV
1.85%, 05/20/2016 (E)	200,000	185,000
2.60%, 03/17/2017 (E)	1,100,000	1,003,750
3.88%, 01/27/2016	1,300,000	1,265,030
Rosneft Finance SA Series MTN
7.50%, 07/18/2016 (G)	3,200,000	3,120,256

		17,023,905

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
2.85%, 05/06/2021	400,000	420,212

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.3%
Altria Group, Inc.
4.13%, 09/11/2015	$ 400,000	$ 408,777
9.70%, 11/10/2018	420,000	536,442
Reynolds American, Inc.
7.75%, 06/01/2018	1,000,000	1,176,617

		2,121,836

Trading Companies & Distributors - 0.8%
International Lease Finance Corp.
7.13%, 09/01/2018 (F)	4,600,000	5,180,750

Transportation Infrastructure - 0.0% (M)
Korea Expressway Corp.
5.13%, 05/20/2015 (F)	200,000	202,518

Wireless Telecommunication Services - 0.7%
Sprint Communications, Inc.
9.13%, 03/01/2017	4,300,000	4,713,875

Total Corporate Debt Securities (Cost $197,615,510)		201,339,968

CERTIFICATE OF DEPOSIT - 0.1%
Diversified Financial Services - 0.1%
Credit Suisse
0.47%, 03/17/2015 (O)	600,000	600,000

Total Certificate of Deposit (Cost $600,000)		600,000

COMMERCIAL PAPER - 0.1%
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC
0.51%, 04/10/2015 (F) (O)	600,000	599,413
0.60%, 06/29/2015 (F) (O)	300,000	299,255

Total Commercial Paper (Cost $898,668)		898,668

LOAN ASSIGNMENTS - 0.9%
Automobiles - 0.3%
Chrysler Group LLC, Term Loan B
3.50%, 05/24/2017	1,691,237	1,682,311

Health Care Providers & Services - 0.6%
Community Health Systems, Inc., Term Loan E
3.49%, 01/25/2017	1,691,457	1,681,149
HCA, Inc., Term Loan B5
2.92%, 03/31/2017	2,387,909	2,384,552

		4,065,701

Total Loan Assignments (Cost $5,771,582)		5,748,012

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 1.7%
Mexico Cetes
0.01%, 02/05/2015 (O)	MXN 168,200,000	11,216,631

Total Short-Term Foreign Government Obligation
(Cost $12,854,183)		11,216,631

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.2%
Banks - 0.2%
Wells Fargo & Co.
Series L, 7.50%	1,200	$ 1,491,600

Total Convertible Preferred Stock (Cost $984,035)		1,491,600

	Notional Amount	Value
OVER-THE-COUNTER SWAPTIONS PURCHASED - 0.1% (P)
If exercised the Series pays floating 3 Month LIBOR, and receives 0.80%, European Style (K), Call Expires 01/19/2016, GSC	$ 6,700,000	27,573
If exercised the Series pays floating 3 Month LIBOR, and receives 1.15%, European Style (K), Call Expires 01/19/2016, MSC	19,800,000	28,945
If exercised the Series pays floating 3 Month LIBOR, and receives 1.50%, European Style (K), Call Expires 01/29/2016, MSC	3,300,000	56,209
If exercised the Series pays floating 3 Month LIBOR, and receives 1.75%, European Style (K), Call Expires 07/20/2015, GSC	6,800,000	32,892
If exercised the Series pays floating 3 Month LIBOR, and receives 1.75%, European Style (K), Call Expires 01/29/2016, MSC	3,300,000	33,889
If exercised the Series pays floating 3 Month LIBOR, and receives 2.10%, European Style (K), Call Expires 07/30/2015, CITI	1,700,000	23,909
If exercised the Series pays floating 3 Month LIBOR, and receives 2.10%, European Style (K), Call Expires 01/30/2018, JPM	6,600,000	96,158
If exercised the Series receives floating 3 month LIBOR, and pays 3.21%, European Style (K), Put Expires 01/16/2020, GSC	5,300,000	56,647

Total Over-the-Counter Swaptions Purchased
(Cost $369,703)		356,222

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.7%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (O)	10,777,920	10,777,920

Total Securities Lending Collateral (Cost $10,777,920)		10,777,920

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 0.9%
Morgan Stanley 0.12% (O), dated 01/30/2015, to be repurchased at $2,800,009 on 02/02/2015. Collateralized by a U.S. Government Obligation, 3.75%, due 11/15/2043, and with a value of $2,858,160.	$ 2,800,000	$ 2,800,000
State Street Bank & Trust Co. 0.01% (O), dated 01/30/2015, to be repurchased at $3,190,575 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.06%, due 10/17/2022, and with a value of $3,258,334.	3,190,572	3,190,572

Total Repurchase Agreements (Cost $5,990,572)		5,990,572

Total Investments (Cost $796,039,892) (Q)		808,878,709
Net Other Assets (Liabilities) - (25.1)%		(162,460,821)

Net Assets - 100.0%		$ 646,417,888

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN: (P)

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Value
Call - 10-Year U.S. Treasury Note Future	$132.00	02/20/2015	65	$(22,269)	$(23,360)
Call - 10-Year U.S. Treasury Note Future	132.50	02/20/2015	58	(15,530)	(14,500)

Total				$(37,799)	$(37,860)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (P)

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premiums Received	Value
Call - EUR vs. USD (K)	DUB	$1.26	02/10/2015	EUR	4,600,000	$(53,545)	$0
Call - EUR vs. USD (K)	CITI	1.27	02/13/2015		2,100,000	(23,031)	0
Call - EUR vs. USD (K) (R)	DUB	1.27	02/18/2015		1,800,000	(20,572)	0
Call - USD vs. BRL (K)	JPM	2.73	03/18/2015		$1,500,000	(11,212)	(29,540)
Call - USD vs. BRL (K)	HSBC	2.75	03/25/2015		800,000	(7,160)	(15,231)
Call - USD vs. BRL (K)	JPM	2.90	02/12/2015		1,400,000	(11,060)	(463)
Call - USD vs. INR (K)	BCLY	63.85	02/05/2015		2,700,000	(14,657)	(122)
Call - USD vs. INR (K)	HSBC	63.85	02/25/2015		700,000	(5,950)	(1,401)
Call - USD vs. INR (K)	BCLY	64.25	02/25/2015		1,200,000	(10,140)	(1,630)
Call - USD vs. INR (K)	UBS	64.25	02/25/2015		2,400,000	(20,376)	(3,259)
Call - USD vs. INR (K)	JPM	65.90	05/12/2015		7,500,000	(61,500)	(44,055)
Put - USD vs. BRL (K)	JPM	2.40	02/12/2015		1,400,000	(4,340)	(2)
Put - USD vs. JPY (K)	CITI	99.00	09/30/2015		1,200,000	(12,674)	(3,470)
Put - USD vs. JPY (K)	UBS	100.00	07/03/2015		800,000	(4,640)	(1,023)
Put - USD vs. JPY (K)	JPM	109.00	11/10/2015		2,300,000	(43,988)	(33,525)
Put - USD vs. JPY (K)	UBS	110.00	05/12/2015		900,000	(10,440)	(4,726)
Put - USD vs. JPY (K)	BNP	111.75	02/09/2015		2,200,000	(19,976)	(398)
Put - USD vs. JPY (K)	UBS	112.00	02/09/2015		800,000	(8,040)	(180)
Put - USD vs. JPY (K)	BOA	112.00	02/09/2015		4,300,000	(42,269)	(963)
Put - USD vs. JPY (K)	BCLY	112.00	03/12/2015		3,800,000	(45,296)	(10,146)
Put - USD vs. JPY (K)	CITI	112.00	05/15/2015		900,000	(15,390)	(7,486)
Put - USD vs. JPY (K)	JPM	112.00	05/15/2015		500,000	(8,475)	(4,159)
Put - USD vs. JPY (K)	UBS	112.50	02/11/2015		1,500,000	(13,838)	(701)
Put - USD vs. JPY (K)	DUB	112.50	05/22/2015		900,000	(10,215)	(8,834)
Put - USD vs. JPY (K)	DUB	112.85	03/25/2015		1,700,000	(22,168)	(8,425)
Put - USD vs. JPY (K)	CITI	112.88	03/13/2015		800,000	(9,672)	(2,971)
Put - USD vs. JPY (K)	BOA	113.00	05/22/2015		5,000,000	(72,250)	(54,315)

Total						$(582,874)	$(237,025)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN: (P)

Description	Counterparty	Fixed Deal Rate	Floating Rate	Strike Price	Expiration Date	Notional Amount		Premiums Received	Value
Call - iTraxx Europe Series 22	CITI	0.55%	Receive	$0.55	02/18/2015	EUR	4,500,000	$(3,386)	$(2,325)
Call - iTraxx Europe Series 22	JPM	0.55	Receive	0.55	02/18/2015		800,000	(702)	(413)
Put - iTraxx Europe Series 22	CITI	0.85	Pay	0.85	02/18/2015		4,500,000	(9,170)	(669)
Put - iTraxx Europe Series 22	JPM	0.85	Pay	0.85	02/18/2015		800,000	(1,604)	(119)

Total								$(14,862)	$(3,526)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (P)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Value
Call - 1-Year	MSC	3-Month USD-LIBOR BBA	Receive	0.50%	01/19/2016		$13,200,000	$(7,920)	$(4,620)
Call - 1-Year	MSC	3-Month USD-LIBOR BBA	Receive	0.52	01/19/2016		6,600,000	(3,960)	(2,636)
Call - 1-Year	MSC	3-Month USD-LIBOR BBA	Receive	0.65	01/19/2016		13,200,000	(14,520)	(10,686)
Call - 1-Year	MSC	3-Month USD-LIBOR BBA	Receive	0.66	01/19/2016		6,600,000	(6,600)	(5,592)
Call - 2-Year	GSC	3-Month USD-LIBOR BBA	Receive	0.70	01/19/2016		6,700,000	(10,050)	(6,601)
Call - 2-Year	GSC	3-Month USD-LIBOR BBA	Receive	0.90	01/19/2016		6,700,000	(18,090)	(15,266)
Call - 2-Year	JPM	3-Month USD-LIBOR BBA	Receive	1.10	01/30/2018		6,600,000	(34,320)	(23,747)
Call - 2-Year	JPM	3-Month USD-LIBOR BBA	Receive	1.60	01/30/2018		6,600,000	(59,730)	(55,546)
Call - 3-Year	GSC	3-Month USD-LIBOR BBA	Receive	0.85	07/20/2015		6,800,000	(11,560)	(9,227)
Call - 3-Year	GSC	3-Month USD-LIBOR BBA	Receive	1.00	07/20/2015		6,800,000	(20,400)	(19,036)
Call - 5-Year	MSC	3-Month USD-LIBOR BBA	Receive	1.10	01/29/2016		3,300,000	(12,540)	(10,347)
Call - 5-Year	MSC	3-Month USD-LIBOR BBA	Receive	1.30	01/29/2016		3,300,000	(19,140)	(20,257)
Call - 10-Year	DUB	6-Month EUR-EURIBOR Reuters	Receive	0.95	03/23/2015	EUR	2,300,000	(5,954)	(70,985)
Call - 10-Year	MSC	3-Month USD-LIBOR BBA	Receive	1.33	01/29/2016		$3,300,000	(20,955)	(15,817)
Call - 10-Year	CITI	3-Month USD-LIBOR BBA	Receive	1.43	07/30/2015		1,700,000	(10,157)	(7,457)
Call - 10-Year	MSC	3-Month USD-LIBOR BBA	Receive	1.54	01/29/2016		3,300,000	(33,000)	(32,323)
Call - 10-Year	CITI	3-Month USD-LIBOR BBA	Receive	1.59	07/30/2015		1,700,000	(15,810)	(14,239)
Put - 2-Year	GSC	3-Month USD-LIBOR BBA	Pay	2.80	01/16/2018		5,300,000	(66,250)	(41,625)
Put - 5-Year	RBS	3-Month USD-LIBOR BBA	Pay	2.50	09/21/2015		21,000,000	(399,000)	(62,093)
Put - 5-Year	MSC	3-Month USD-LIBOR BBA	Pay	2.52	09/18/2015		12,500,000	(109,375)	(32,641)
Put - 5-Year	MSC	3-Month USD-LIBOR BBA	Pay	2.60	09/14/2015		10,200,000	(133,875)	(24,064)
Put - 10-Year	DUB	6-Month EUR-EURIBOR Reuters	Pay	1.55	03/23/2015	EUR	2,300,000	(19,051)	(63)
Put - 10-Year	MSC	3-Month USD-LIBOR BBA	Pay	2.80	02/02/2015		$6,700,000	(106,865)	0
Put - 30-Year	MSC	3-Month USD-LIBOR BBA	Pay	3.25	03/02/2015		1,300,000	(12,123)	(12)
Put - 30-Year	DUB	3-Month USD-LIBOR BBA	Pay	3.27	03/27/2015		2,500,000	(30,310)	(408)

Total								$(1,181,555)	$(485,288)

CENTRALLY CLEARED SWAP AGREEMENTS: (S)

Credit Default Swap Agreements on Credit Indices – Sell Protection (V)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (T)	Fair Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 23	1.00%	12/20/2019	$9,300,000	$138,633	$123,694	$14,939

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (S)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Year OIS Federal Funds Rate	0.09%	02/27/2015	$59,000,000	$(4,976)	$(70)	$(4,906)
MXN TIIE Banxico	5.01	10/10/2019	7,400,000	6,361	5,165	1,196
MXN TIIE Banxico	5.38	01/07/2022	13,200,000	11,895	10,757	1,138
MXN TIIE Banxico	5.43	11/17/2021	9,700,000	9,186	8,811	375
MXN TIIE Banxico	6.81	06/19/2034	5,000,000	33,054	29,149	3,905
MXN TIIE Banxico	7.02	06/08/2034	276,500,000	2,369,307	504,249	1,865,058

Total				$2,424,827	$558,061	$1,866,766

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	0.67%	04/17/2016		$128,100,000	$(217,151)	$8,246	$(225,397)
3-Month USD-LIBOR	1.00	04/17/2017		73,600,000	(259,647)	214,446	(474,093)
3-Month USD-LIBOR	1.85	12/04/2019		4,100,000	(110,592)	(7,935)	(102,657)
3-Month USD-LIBOR	2.80	12/18/2043		27,000,000	(3,876,879)	(2,774,925)	(1,101,954)
3-Month USD-LIBOR	3.00	06/19/2043		44,700,000	(8,357,740)	2,413,887	(10,771,627)
3-Month USD-LIBOR	3.50	12/18/2043		28,700,000	(8,666,193)	148,286	(8,814,479)
6-Month EUR-EURIBOR	1.20	01/22/2025	EUR	7,300,000	(418,383)	(33,702)	(384,681)
6-Month GBP-LIBOR	1.50	09/18/2016	GBP	36,700,000	(577,610)	(570,883)	(6,727)
6-Month GBP-LIBOR	1.50	03/18/2017		700,000	(13,163)	(5,034)	(8,129)
6-Month GBP-LIBOR	1.51	10/07/2016		3,800,000	(36,257)	(35,188)	(1,069)
6-Month GBP-LIBOR	1.59	10/05/2016		16,100,000	(173,299)	321	(173,620)
6-Month GBP-LIBOR	1.88	10/05/2017		7,900,000	(202,219)	(194,013)	(8,206)
6-Month JPY-LIBOR	0.50	09/17/2021	JPY	1,720,000,000	(206,188)	(152,821)	(53,367)

Total					$(23,115,321)	$(989,315)	$(22,126,006)

OVER THE COUNTER SWAP AGREEMENTS: (P)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (V)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (Basis Points) at January 31, 2015 (R)	Notional Amount (T)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazilian Government International Bond, 12.25%, 03/06/2030	1.00%	09/20/2016	MSC	131.41	$3,600,000	$(9,211)	$(25,941)	$16,730
Brazilian Government International Bond, 12.25%, 03/06/2030	1.00	12/20/2019	GSC	219.41	5,000,000	(226,938)	(172,483)	(54,455)
Brazilian Government International Bond, 12.25%, 03/06/2030	1.00	12/20/2019	HSBC	219.41	5,000,000	(228,066)	(172,219)	(55,847)
China Government International Bond, 4.25%, 10/28/2014	1.00	12/20/2019	JPM	89.92	3,000,000	(14,512)	18,624	(33,136)
China Government International Bond, 4.25%, 10/28/2014	1.00	12/20/2019	MSC	89.92	600,000	(2,902)	3,586	(6,488)
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	12/20/2018	BCLY	75.96	2,000,000	21,220	19,890	1,330
Hellenic Republic Government Bond, 2.00%, 02/24/2023	1.00	12/20/2015	GSC	3083.37	900,000	(145,167)	(31,072)	(114,095)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS (continued): (P)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (continued) (V)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (Basis Points) at January 31, 2015 (R)	Notional Amount (T)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Italy Government International Bond, 6.88%, 09/27/2023	1.00	09/20/2016	BCLY	44.44	$100,000	$1,123	$426	$697
Italy Government International Bond, 6.88%, 09/27/2023	1.00	09/20/2016	HSBC	44.44	6,200,000	69,601	36,525	33,076
Italy Government International Bond, 6.88%, 09/27/2023	1.00	06/20/2017	CITI	57.70	1,400,000	17,790	6,430	11,360
Italy Government International Bond, 6.88%, 09/27/2023	1.00	06/20/2017	MSC	57.70	1,400,000	17,789	4,847	12,942
Italy Government International Bond, 6.88%, 09/27/2023	1.00	06/20/2017	BCLY	57.70	1,400,000	17,790	5,285	12,505
Italy Government International Bond, 6.88%, 09/27/2023	1.00	12/20/2019	MSC	96.37	1,900,000	12,654	5,244	7,410
Italy Government International Bond, 6.88%, 09/27/2023	1.00	12/20/2019	CITI	96.37	400,000	2,663	827	1,836
Japan, 2.00%, 03/21/2022	1.00	09/20/2016	DUB	16.46	1,900,000	28,323	20,216	8,107
Mexico Government International Bond, 5.95%, 03/19/2019	1.00	12/20/2019	CITI	111.92	3,600,000	(15,190)	19,987	(35,177)
Mexico Government International Bond, 5.95%, 03/19/2019	1.00	12/20/2019	BCLY	111.92	100,000	(422)	556	(978)
Mexico Government International Bond, 5.95%, 03/19/2019	1.00	12/20/2019	MSC	111.92	500,000	(2,110)	3,008	(5,118)
Mexico Government International Bond, 5.95%, 03/19/2019	1.00	12/20/2019	GSC	111.92	1,300,000	(5,486)	8,130	(13,616)
Mexico Government International Bond, 5.95%, 03/19/2019	1.00	12/20/2019	JPM	111.92	7,100,000	(29,387)	41,167	(70,554)
Mexico Government International Bond, 7.50%, 04/08/2033	1.00	09/20/2016	DUB	62.43	2,600,000	18,432	5,478	12,954
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	1.00	12/20/2019	JPM	560.00	400,000	(54,417)	(43,363)	(11,054)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	1.00	12/20/2019	GSC	560.00	4,100,000	(557,769)	(419,983)	(137,786)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	1.00	12/20/2019	BCLY	560.00	100,000	(13,604)	(10,487)	(3,117)
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	1.00	09/20/2015	BCLY	614.63	200,000	(6,056)	(1,472)	(4,584)
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	1.00	09/20/2015	CITI	614.63	1,100,000	(33,309)	(7,396)	(25,913)
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	1.00	09/20/2015	DUB	614.63	100,000	(3,028)	(704)	(2,324)
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	1.00	03/20/2019	CITI	628.88	2,900,000	(519,516)	(87,782)	(431,734)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS (continued): (P)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (continued) (V)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (Basis Points) at January 31, 2015 (R)	Notional Amount (T)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Sberbank of Russia Via SB Capital SA, 5.50%, 07/07/2015	1.00	09/20/2015	JPM	810.66	$100,000	$(4,314)	$(922)	$(3,392)
Sberbank of Russia Via SB Capital SA, 5.50%, 07/07/2015	1.00	09/20/2015	CITI	810.66	200,000	(8,627)	(2,032)	(6,595)

Total						$(1,672,646)	$(775,630)	$(897,016)

Credit Default Swap Agreements on Credit Indices – Sell Protection (V)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (T)		Fair Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dow Jones North American Investment Grade Index - Series 5	0.46%	12/20/2015	MSC		$3,200,000	10,458	0	10,458
iTraxx Europe Subordinated Financial Index - Series 22	1.00	12/20/2019	CITI	EUR	1,300,000	(24,634)	(40,584)	15,950
iTraxx Europe Subordinated Financial Index - Series 22	1.00	12/20/2019	BCLY	EUR	3,100,000	(58,744)	(95,871)	37,127

Total						$(72,920)	$(136,455)	$63,535

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BRL-CDI	11.25%	01/04/2021	DUB	BRL 1,400,000	$(9,310)	$(14,812)	$5,502
BRL-CDI	11.25	01/04/2021	UBS	2,900,000	(19,284)	(28,727)	9,443
BRL-CDI	11.25	01/04/2021	CITI	1,400,000	(9,296)	(13,982)	4,686

Total					$(37,890)	$(57,521)	$19,631

FUTURES CONTRACTS: (W)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
3-Month Sterling	Short	(26)	03/18/2015	$(9,820)
3-Month Sterling	Short	(38)	06/17/2015	(25,083)
3-Month Sterling	Short	(36)	09/16/2015	(34,984)
3-Year Australian Treasury Bond	Short	(60)	03/16/2015	(20,567)
90-Day Eurodollar	Short	(311)	06/15/2015	(63,655)
90-Day Eurodollar	Short	(311)	09/14/2015	(117,219)
90-Day Eurodollar	Short	(16)	12/14/2015	(9,419)
90-Day Eurodollar	Short	(69)	03/14/2016	(54,478)
10-Year Australian Treasury Bond	Short	(11)	03/16/2015	(7,500)
10-Year U.S. Treasury Note	Long	768	03/20/2015	1,991,119
Euro-BTP Italian Government Bond	Long	246	03/06/2015	1,089,648
German Euro Bund	Short	(122)	03/06/2015	(868,635)
OTC Call Options Strike @ EUR 157.50 on German Euro Bund Futures (Counterparty: GSC)	Short	(34)	02/20/2015	10,216
OTC Put Options Strike @ EUR 157.00 on German Euro Bund Futures (Counterparty: GSC)	Short	(20)	02/20/2015	5,642
U.S. Treasury Bond	Long	378	03/20/2015	2,652,491

Total				$4,537,756

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (P)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	02/03/2015	13,344,995	USD	1,590,800,000	JPY	$—	$(202,196)
BCLY	02/05/2015	13,547,000	MXN	983,964	USD	—	(80,487)
BCLY	02/20/2015	430,244	USD	26,660,040	INR	1,488	—
BCLY	04/14/2015	3,907,013	ILS	1,003,000	USD	—	(8,990)
BCLY	05/05/2015	1,630,000	MXN	111,070	USD	—	(2,964)
BCLY	06/15/2015	588,000	EUR	778,444	USD	—	(113,058)
BCLY	06/15/2015	4,403,255	USD	3,241,000	EUR	735,711	—
BCLY	06/27/2016	4,792,049	USD	3,485,000	EUR	810,787	—
BNP	02/03/2015	7,573,594	BRL	2,829,780	USD	—	(9,442)
BNP	02/03/2015	6,350,000	EUR	7,570,989	USD	—	(395,314)
BNP	02/03/2015	2,844,592	USD	7,573,594	BRL	24,255	—
BNP	02/03/2015	1,823,809	USD	1,494,000	EUR	135,548	—
BNP	02/03/2015	6,549,711	USD	780,400,000	JPY	—	(96,145)
BNP	02/05/2015	71,160,500	MXN	5,384,418	USD	—	(638,576)
BNP	02/05/2015	4,194,958	USD	55,421,689	MXN	498,770	—
BNP	02/12/2015	323,000	CHF	370,492	USD	—	(18,505)
BNP	02/26/2015	128,298,720	INR	2,068,000	USD	—	(7,092)
BNP	03/12/2015	2,308,000	USD	9,020,587	ILS	13,444	—
BNP	06/15/2015	623,000	EUR	835,138	USD	—	(130,146)
BNP	06/15/2015	3,385,050	USD	2,496,000	EUR	560,555	—
BNP	07/02/2015	57,649	USD	139,447	BRL	7,923	—
BNP	07/05/2017	3,261,243	USD	9,500,000	BRL	429,925	—
BOA	02/03/2015	11,688,234	BRL	4,390,277	USD	—	(37,684)
BOA	02/03/2015	44,417,028	EUR	50,691,722	USD	47,001	(546,251)
BOA	02/03/2015	1,039,000	GBP	1,566,708	USD	—	(1,794)
BOA	02/03/2015	3,399,379,177	JPY	28,717,719	USD	231,261	—
BOA	02/03/2015	2,822,552	USD	3,489,000	AUD	106,859	—
BOA	02/03/2015	4,511,961	USD	11,688,234	BRL	159,368	—
BOA	02/03/2015	417,096	USD	343,000	EUR	29,496	—
BOA	02/03/2015	14,668,414	USD	1,760,174,000	JPY	—	(321,158)
BOA	02/20/2015	373,646	USD	40,000,300	JPY	32,948	—
BOA	03/03/2015	11,688,234	BRL	4,478,680	USD	—	(160,723)
BOA	03/03/2015	2,370,299	EUR	2,689,000	USD	—	(9,819)
BOA	03/03/2015	312,264,467	JPY	2,653,000	USD	7,047	—
BOA	03/03/2015	2,746,884	USD	2,442,000	EUR	—	(13,342)
BOA	03/03/2015	26,269,368	USD	3,110,175,000	JPY	—	(224,876)
BOA	03/10/2015	6,633,925	USD	710,068,800	JPY	584,552	—
BOA	03/12/2015	2,593,376	ILS	657,000	USD	2,674	—
BOA	03/12/2015	10,802,000	USD	42,319,125	ILS	37,336	—
BOA	04/07/2015	37,173,208	USD	32,921,000	EUR	—	(50,457)
BOA	04/07/2015	1,566,022	USD	1,039,000	GBP	1,820	—
BOA	04/14/2015	8,623,119	ILS	2,191,000	USD	2,867	—
BOA	04/14/2015	461,000	USD	1,816,663	ILS	—	(1,190)
BOA	05/05/2015	4,507,000	MXN	307,073	USD	—	(8,157)
BOA	05/05/2015	8,538,532	USD	9,372,320	CAD	1,171,479	—
BOA	06/15/2015	312,000	EUR	407,781	USD	—	(54,719)
BOA	06/15/2015	7,714,541	USD	5,674,000	EUR	1,293,793	—
BOA	08/07/2015	4,680,785	USD	3,500,000	EUR	717,443	—
BOA	08/07/2015	1,000,000	USD	101,481,200	JPY	133,663	—
BOA	06/13/2016	541,000	EUR	730,648	USD	—	(112,910)
BOA	06/13/2016	18,687,019	USD	13,663,000	EUR	3,085,999	—
BOA	06/27/2016	4,335,619	USD	3,149,000	EUR	738,203	—
CITI	02/03/2015	1,875,281	AUD	1,534,146	USD	—	(74,505)
CITI	02/03/2015	2,103,972	EUR	2,484,000	USD	—	(106,453)
CITI	02/03/2015	352,795,038	JPY	2,954,000	USD	50,389	—
CITI	02/03/2015	900,291	USD	1,105,000	AUD	40,205	—
CITI	02/03/2015	64,988,133	USD	53,120,000	EUR	4,966,177	(5,114)
CITI	02/05/2015	81,369,000	MXN	5,553,427	USD	—	(126,759)
CITI	02/05/2015	756,753	USD	10,310,000	MXN	69,157	—
CITI	02/10/2015	7,504,449	USD	8,220,486	CAD	1,036,090	—
CITI	02/12/2015	1,465,000	CHF	1,511,052	USD	85,420	—
CITI	02/20/2015	40,000,000	JPY	336,892	USD	3,803	—
CITI	03/02/2015	1,760,000,000	JPY	14,824,611	USD	167,860	—

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (P)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	03/02/2015	14,911,463	USD	1,760,000,000	JPY	$—	$(81,007)
CITI	03/03/2015	17,477,725	CAD	15,253,464	USD	—	(1,505,279)
CITI	03/03/2015	104,120	USD	92,000	EUR	131	—
CITI	03/10/2015	710,000,000	JPY	5,980,811	USD	67,976	—
CITI	04/02/2015	6,000,000	BRL	2,239,725	USD	—	(43,551)
CITI	04/14/2015	3,935,858	ILS	990,000	USD	11,349	—
CITI	05/05/2015	6,315,000	MXN	422,097	USD	—	(3,270)
CITI	06/15/2015	1,968,000	EUR	2,603,605	USD	—	(376,599)
CITI	06/15/2015	5,206,903	USD	3,809,000	EUR	896,606	—
DUB	02/03/2015	1,333,681	BRL	514,000	USD	—	(17,349)
DUB	02/03/2015	500,487	USD	1,333,681	BRL	3,867	(31)
DUB	02/03/2015	316,222	USD	208,000	GBP	2,938	—
DUB	02/03/2015	9,860,387	USD	1,159,690,000	JPY	—	(15,488)
DUB	02/05/2015	8,918,898	USD	118,703,340	MXN	1,002,325	—
DUB	04/14/2015	420,000	USD	1,651,146	ILS	—	(79)
DUB	05/05/2015	12,068,416	MXN	802,000	USD	—	(1,591)
DUB	06/15/2015	1,477,000	EUR	1,920,514	USD	—	(249,128)
DUB	07/02/2015	9,715,910	USD	26,182,793	BRL	379,285	—
DUB	08/07/2015	267,586	USD	200,000	EUR	41,109	—
DUB	02/01/2016	5,450,085	USD	4,050,000	EUR	846,859	—
DUB	06/13/2016	1,978,000	EUR	2,673,465	USD	—	(414,897)
DUB	06/13/2016	6,741,941	USD	4,924,000	EUR	1,119,499	—
GSC	02/03/2015	5,179,000	AUD	4,215,055	USD	—	(183,937)
GSC	02/03/2015	4,502,219	BRL	1,726,000	USD	—	(49,414)
GSC	02/03/2015	27,289,000	EUR	32,065,750	USD	—	(1,228,424)
GSC	02/03/2015	1,504,900,000	JPY	12,673,611	USD	142,058	—
GSC	02/03/2015	1,526,340	USD	1,886,000	AUD	58,356	—
GSC	02/03/2015	1,695,706	USD	4,502,219	BRL	19,120	—
GSC	02/03/2015	5,133,417	USD	4,212,000	EUR	373,741	—
GSC	02/03/2015	13,371,453	USD	1,555,100,000	JPY	128,282	—
GSC	02/05/2015	1,529,687	USD	22,467,464	MXN	31,285	—
GSC	02/12/2015	617,000	CHF	635,685	USD	36,686	—
GSC	02/12/2015	2,637,135	USD	2,540,000	CHF	—	(130,811)
GSC	02/26/2015	500,000	USD	31,605,000	INR	—	(7,682)
GSC	03/03/2015	1,803,000	EUR	2,036,712	USD	3,947	(2,703)
GSC	03/12/2015	1,363,327	ILS	346,000	USD	788	—
GSC	04/14/2015	2,138,000	USD	8,449,280	ILS	1,520	(13,159)
GSC	05/05/2015	5,404,854	MXN	363,767	USD	—	(5,303)
GSC	06/15/2015	2,632,000	EUR	3,501,240	USD	—	(522,846)
GSC	07/02/2015	2,642,595	USD	6,403,008	BRL	359,321	—
HSBC	02/03/2015	1,100,410	USD	1,352,000	AUD	48,069	—
HSBC	02/26/2015	8,069,100	INR	130,000	USD	—	(383)
HSBC	08/07/2015	4,228,000	USD	431,122,818	JPY	547,537	—
JPM	02/03/2015	11,225,015	BRL	4,309,703	USD	—	(129,610)
JPM	02/03/2015	845,000	EUR	1,033,598	USD	—	(78,725)
JPM	02/03/2015	2,344,000,000	JPY	19,973,294	USD	51,507	(63,389)
JPM	02/03/2015	4,243,199	USD	11,225,015	BRL	63,105	—
JPM	02/03/2015	25,383,739	USD	21,836,000	EUR	708,454	—
JPM	02/03/2015	1,297,627	USD	831,000	GBP	45,998	—
JPM	02/03/2015	5,222,857	USD	623,000,000	JPY	—	(82,587)
JPM	02/05/2015	20,824,854	MXN	1,441,222	USD	—	(52,369)
JPM	02/05/2015	6,396,167	USD	90,679,957	MXN	348,532	—
JPM	02/20/2015	61,550	INR	1,000	USD	—	(10)
JPM	02/26/2015	139,765,120	INR	2,262,000	USD	—	(16,904)
JPM	03/03/2015	1,253,000	AUD	993,406	USD	—	(19,929)
JPM	03/03/2015	4,086,509	BRL	1,541,178	USD	—	(31,508)
JPM	03/12/2015	1,417,608	ILS	360,000	USD	595	—
JPM	03/12/2015	1,281,000	USD	5,014,806	ILS	5,390	—
JPM	04/02/2015	4,029,272	USD	9,912,442	BRL	401,030	—
JPM	04/13/2015	2,466,362	USD	157,107,280	INR	—	(30,952)
JPM	06/15/2015	415,000	EUR	555,472	USD	—	(85,854)
NSC	02/05/2015	1,591,000	USD	23,287,149	MXN	37,932	—
NSC	02/26/2015	1,173,000	USD	73,957,650	INR	—	(15,008)

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (P)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
NSC	02/27/2015	48,310,080	INR	784,000	USD	$—	$(8,131)
SCB	02/05/2015	2,346,248	USD	34,231,755	MXN	63,261	—
SCB	02/20/2015	46,901,100	INR	762,000	USD	—	(7,720)
SCB	02/26/2015	23,144,650	INR	373,000	USD	—	(1,219)
SCB	02/27/2015	61,660	INR	1,000	USD	—	(10)
SCB	05/05/2015	34,231,755	MXN	2,333,326	USD	—	(62,985)
UBS	02/03/2015	3,555,000	AUD	2,898,334	USD	—	(131,269)
UBS	02/03/2015	7,103,851	BRL	2,668,313	USD	—	(22,904)
UBS	02/03/2015	4,249,879	USD	5,208,000	AUD	196,188	—
UBS	02/03/2015	2,701,084	USD	7,103,851	BRL	55,674	—
UBS	02/03/2015	1,095,421	USD	131,910,215	JPY	—	(27,922)
UBS	02/26/2015	1,051,000	USD	67,420,610	INR	—	(32,001)
UBS	03/03/2015	7,103,851	BRL	2,681,204	USD	—	(56,845)
UBS	05/05/2015	4,242,738	MXN	285,000	USD	—	(3,610)
UBS	06/15/2015	869,000	EUR	1,145,269	USD	—	(161,901)
UBS	10/02/2015	16,184,065	USD	41,300,000	BRL	1,837,710	—
UBS	01/05/2016	4,246,285	USD	11,000,000	BRL	522,944	—

Total						$28,482,290	$(9,535,119)

SECURITY VALUATION:

Valuation Inputs (X)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$230,560,647	$—	$230,560,647
U.S. Government Agency Obligations	—	131,750,960	—	131,750,960
Foreign Government Obligations	—	57,120,253	—	57,120,253
Mortgage-Backed Securities	—	48,042,237	—	48,042,237
Asset-Backed Securities	—	73,004,231	—	73,004,231
Municipal Government Obligations	—	29,980,788	—	29,980,788
Corporate Debt Securities	—	201,339,968	—	201,339,968
Certificate of Deposit	—	600,000	—	600,000
Commercial Paper	—	898,668	—	898,668
Loan Assignments	—	5,748,012	—	5,748,012
Short-Term Foreign Government Obligation	—	11,216,631	—	11,216,631
Convertible Preferred Stock	1,491,600	—	—	1,491,600
Over-the-Counter Swaptions Purchased	—	356,222	—	356,222
Securities Lending Collateral	10,777,920	—	—	10,777,920
Repurchase Agreements	—	5,990,572	—	5,990,572

Total Investments	$12,269,520	$796,609,189	$—	$808,878,709

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$356,476	$—	$356,476
Interest Rate Swap Agreements	—	2,429,803	—	2,429,803
Futures Contracts (Y)	5,749,116	—	—	5,749,116
Forward Foreign Currency Contracts (Y)	—	28,482,290	—	28,482,290

Total Derivative Financial Instruments	$5,749,116	$31,268,569	$—	$37,017,685

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (X)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
LIABILITIES
Derivative Financial Instruments
Exchange-Traded Options Written	$(37,860)	$—	$—	$(37,860)
Over-the-Counter Foreign Exchange Options Written	—	(237,025)	—	(237,025)
Over-the-Counter Credit Default Swaptions Written	—	(3,526)	—	(3,526)
Over-the-Counter Interest Rate Swaptions Written	—	(485,288)	—	(485,288)
Credit Default Swap Agreements	—	(1,963,409)	—	(1,963,409)
Interest Rate Swap Agreements	—	(23,158,187)	—	(23,158,187)
Futures Contracts (Y)	(1,211,360)	—	—	(1,211,360)
Forward Foreign Currency Contracts (Y)	—	(9,535,119)	—	(9,535,119)

Total Derivative Financial Instruments	$(1,249,220)	$(35,382,554)	$—	$(36,631,774)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open options, swap, swaptions and/or forward foreign currency contracts is $2,218,139.
(B)	Security is subject to sale-buyback transactions.
(C)	All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. Total value of securities segregated as collateral to cover centrally cleared swap agreements is $9,710,379.
(D)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $3,689,512.
(E)	Floating or variable rate security. Rate is disclosed as of January 31, 2015.
(F)	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $92,725,367, representing 14.34% of the Fund’s net assets.
(G)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(H)	Step bond. Coupon rate changes in increments to maturity; the rate is as of January 31, 2015. Maturity date disclosed is the ultimate maturity date.
(I)	The security has a perpetual maturity; the date shown is the next call date.
(J)	All or a portion of the security is on loan. The value of all securities on loan is $10,570,952. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(K)	Total aggregate value of illiquid securities is $9,789,163, representing 1.51% of the Fund’s net assets, and total aggregate value of illiquid derivatives is $(182,532), representing (0.03)% of the Fund’s net assets.
(L)	Fair valued as determined in good faith in accordance with procedures established by the board of trustees. Total aggregate fair value of securities is $17, representing less than 0.01% of the Fund’s net assets.
(M)	Percentage rounds to less than 0.1% or (0.1)%.
(N)	Security in default.
(O)	Rate disclosed reflects the yield at January 31, 2015.
(P)	Cash in the amount of $17,670,000 has been segregated by the broker with the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(Q)	Aggregate cost for federal income tax purposes is $796,039,892. Aggregate gross unrealized appreciation and depreciation for all securities is $27,673,944 and $14,835,127, respectively. Net unrealized appreciation for tax purposes is $12,838,817.
(R)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(S)	Cash in the amount of $1,034,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(T)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(W)	Cash in the amount of $254,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(X)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(Y)	Derivative financial instrument valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MSC	Morgan Stanley
NSC	Nomura Securities Co., Ltd.
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen

MXN	Mexican Peso
USD	United States Dollar

PORTFOLIO ABBREVIATIONS:

BRL-CDI	Brazil Interbank Deposit Rate
BTP	Republic of Italy (“Buoni del Tesoro Poliennali”) Treasury Bonds
EURIBOR	Euro InterBank Offered Rate
IO	Interest only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
MXN TIIE Banxico	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate) (“TIIE”) for MXNde Equilibrio by the Banco de México
OIS	Overnight Index Swaption
OTC	Over the Counter
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.3%
U.S. Treasury Bond
3.13%, 08/15/2044	$ 540,000	$ 640,828

Total U.S. Government Obligation (Cost $573,773)		640,828

FOREIGN GOVERNMENT OBLIGATION - 0.4%
Export-Import Bank of Korea
2.88%, 01/21/2025	200,000	203,134

Total Foreign Government Obligation (Cost $198,969)		203,134

ASSET-BACKED SECURITIES - 9.2%
AmeriCredit Automobile Receivables Trust
Series 2013-1, Class C
1.57%, 01/08/2019	1,000,000	999,676
Chase Issuance Trust
Series 2012-A7, Class A7
2.16%, 09/16/2024	500,000	498,021
CitiBank Credit Card Issuance Trust
Series 2013-A7, Class A7
0.60%, 09/10/2020 (A)	1,000,000	1,002,903
Series 2014-A1, Class A1
2.88%, 01/23/2023	500,000	525,425
CLI Funding V LLC
Series 2014-2A, Class A
3.38%, 10/18/2029 (B)	975,000	990,592
DB Master Finance LLC
Series 2015-1A, Class A2II
3.98%, 02/20/2045 (B)	354,000	358,496
Ford Credit Auto Owner Trust
Series 2015-1, Class A
2.12%, 07/15/2026 (B)	236,000	238,054

Total Asset-Backed Securities (Cost $4,583,496)		4,613,167

CORPORATE DEBT SECURITIES - 49.3%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (B)	125,000	133,670

Banks - 10.1%
ADCB Finance Cayman, Ltd. Series MTN
4.50%, 03/06/2023 (C)	300,000	309,750
Banco Internacional del Peru SAA
5.75%, 10/07/2020 (C)	225,000	246,600
BanColombia SA
5.95%, 06/03/2021	250,000	273,150
BBVA Bancomer SA
6.75%, 09/30/2022 (C)	275,000	310,854
Burgan Finance No. 1 Jersey, Ltd.
7.88%, 09/29/2020 (C)	175,000	205,188
CBQ Finance, Ltd.
2.88%, 06/24/2019 (C)	200,000	203,876
Development Bank of Kazakhstan JSC
4.13%, 12/10/2022 (C)	350,000	284,375
Discover Bank
2.00%, 02/21/2018	250,000	251,715
ICICI Bank, Ltd.
5.75%, 11/16/2020 (C)	200,000	227,228

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (B)	$ 250,000	$ 257,492
Oversea-Chinese Banking Corp, Ltd. Series MTN
4.00%, 10/15/2024 (A) (C)	250,000	259,095
PNC Bank NA
1.13%, 01/27/2017	380,000	381,750
Regions Financial Corp.
7.38%, 12/10/2037	150,000	207,522
Royal Bank of Scotland NV
4.65%, 06/04/2018	251,000	264,871
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/2022 (C)	250,000	208,750
Siam Commercial Bank PCL Series MTN
3.50%, 04/07/2019 (C)	250,000	259,248
Turkiye Halk Bankasi AS
3.88%, 02/05/2020 (C)	250,000	241,225
Turkiye Is Bankasi
5.00%, 04/30/2020 (B)	200,000	203,500
Woori Bank
4.75%, 04/30/2024 (C)	250,000	270,177
Zenith Bank PLC Series MTN
6.25%, 04/22/2019 (C)	250,000	212,500

		5,078,866

Beverages - 1.3%
Anadolu EFES Biracilik VE Malt Sanayii AS
3.38%, 11/01/2022 (C)	275,000	248,600
Pernod Ricard SA
2.95%, 01/15/2017 (B)	370,000	381,265

		629,865

Building Products - 0.4%
Elementia SAB de CV
5.50%, 01/15/2025 (B)	200,000	191,250

Capital Markets - 1.5%
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	340,000	389,892
UBS AG Series MTN
1.38%, 08/14/2017	380,000	380,817

		770,709

Chemicals - 1.7%
Albemarle Corp.
3.00%, 12/01/2019	260,000	264,825
Ecolab, Inc.
1.45%, 12/08/2017	390,000	389,456
Fufeng Group, Ltd.
7.63%, 04/13/2016 (C)	200,000	203,000

		857,281

Commercial Services & Supplies - 1.5%
Grupo KUO SAB de CV
6.25%, 12/04/2022 (C)	275,000	276,375
Noble Group, Ltd.
6.75%, 01/29/2020 (C)	200,000	216,000
Pitney Bowes, Inc.
4.63%, 03/15/2024	250,000	265,215

		757,590

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.4%
Empresas ICA SAB de CV
8.88%, 05/29/2024 (C)	$ 260,000	$ 182,325

Construction Materials - 1.5%
Cemex Finance LLC
9.38%, 10/12/2022 (C)	300,000	330,285
China Shanshui Cement Group, Ltd.
10.50%, 04/27/2017 (C)	200,000	206,500
West China Cement, Ltd.
6.50%, 09/11/2019 (C)	250,000	236,204

		772,989

Diversified Financial Services - 1.9%
Bank of America Corp.
6.11%, 01/29/2037	105,000	129,529
Series MTN
1.70%, 08/25/2017	380,000	382,225
MAF Global Securities, Ltd.
4.75%, 05/07/2024 (C)	450,000	469,687

		981,441

Diversified Telecommunication Services - 1.5%
Bharti Airtel International Netherlands BV
5.13%, 03/11/2023 (C)	250,000	276,150
Oi SA
5.75%, 02/10/2022 (C)	260,000	225,875
Telecom Italia Capital SA
7.18%, 06/18/2019	220,000	251,900

		753,925

Electric Utilities - 1.2%
Colbun SA
4.50%, 07/10/2024 (C)	400,000	409,191
Eskom Holdings SOC, Ltd.
5.75%, 01/26/2021 (C)	200,000	199,500

		608,691

Energy Equipment & Services - 1.3%
Enterprise Products Operating LLC
3.20%, 02/01/2016	250,000	253,256
Offshore Drilling Holding SA
8.63%, 09/20/2020 (C)	300,000	207,600
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/2022 (C)	200,000	212,240

		673,096

Food & Staples Retailing - 1.5%
Cencosud SA
4.88%, 01/20/2023 (C)	250,000	249,595
InRetail Consumer
5.25%, 10/10/2021 (C)	250,000	251,875
Walgreen Co.
1.80%, 09/15/2017	250,000	252,749

		754,219

Food Products - 1.3%
BRF SA
5.88%, 06/06/2022 (C)	200,000	215,546
Minerva Luxembourg SA
7.75%, 01/31/2023 (C)	200,000	192,500
Tyson Foods, Inc.
2.65%, 08/15/2019	250,000	256,815

		664,861

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 1.0%
Anthem, Inc.
2.25%, 08/15/2019	$ 260,000	$ 262,673
Cardinal Health, Inc.
2.40%, 11/15/2019	260,000	264,699

		527,372

Insurance - 0.8%
Farmers Exchange Capital III
5.45%, 10/15/2054 (A) (B)	120,000	131,182
Pricoa Global Funding I
1.35%, 08/18/2017 (B)	255,000	255,500

		386,682

Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	250,000	254,963

Machinery - 0.4%
Ferreycorp SAA
4.88%, 04/26/2020 (C)	225,000	222,300

Media - 1.6%
Interpublic Group of Cos., Inc.
3.75%, 02/15/2023	260,000	268,572
Scripps Networks Interactive, Inc.
2.75%, 11/15/2019	250,000	256,651
Time Warner Cable, Inc.
4.50%, 09/15/2042	255,000	271,951

		797,174

Metals & Mining - 3.6%
Allegheny Technologies, Inc.
5.95%, 01/15/2021	375,000	399,436
Gerdau Trade, Inc.
5.75%, 01/30/2021 (C)	250,000	255,375
Gold Fields Orogen Holding BVI, Ltd.
4.88%, 10/07/2020 (C)	275,000	243,375
Severstal OAO Via Steel Capital SA Series MTN
4.45%, 03/19/2018 (C)	200,000	172,000
Vale Overseas, Ltd.
4.38%, 01/11/2022	250,000	237,695
Vedanta Resources PLC
8.25%, 06/07/2021 (C)	350,000	316,750
Volcan Cia Minera SAA
5.38%, 02/02/2022 (C)	200,000	195,000

		1,819,631

Multiline Retail - 1.6%
Advance Auto Parts, Inc.
5.75%, 05/01/2020	230,000	261,635
LS Finance 2022, Ltd.
4.25%, 10/16/2022 (C)	260,000	267,070
Target Corp.
2.30%, 06/26/2019	250,000	257,650

		786,355

Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.
6.45%, 09/15/2036	105,000	133,862
BP Capital Markets PLC
3.54%, 11/04/2024	260,000	268,902
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (C)	200,000	231,500

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA
5.88%, 09/18/2023	$ 200,000	$ 212,000
Energy Transfer Partners, LP
4.15%, 10/01/2020	250,000	263,337
Indo Energy Finance BV
7.00%, 05/07/2018 (C)	200,000	158,110
KazMunayGas National Co. JSC
7.00%, 05/05/2020 (C)	200,000	204,300
LUKOIL International Finance BV
6.13%, 11/09/2020 (C)	200,000	173,000
MIE Holdings Corp.
7.50%, 04/25/2019 (C)	200,000	120,000
Noble Energy, Inc.
3.90%, 11/15/2024	130,000	131,263
Pacific Rubiales Energy Corp.
5.63%, 01/19/2025 (C)	325,000	185,250
Pertamina Persero PT
4.88%, 05/03/2022 (C)	200,000	206,660
Reliance Holding USA, Inc.
4.50%, 10/19/2020 (C)	300,000	320,974
Reliance Industries, Ltd.
4.13%, 01/28/2025 (B)	250,000	255,187

		2,864,345

Paper & Forest Products - 1.4%
Celulosa Arauco y Constitucion SA
5.00%, 01/21/2021	200,000	213,125
Georgia-Pacific LLC
3.60%, 03/01/2025 (B)	255,000	263,557
Klabin Finance SA
5.25%, 07/16/2024 (C)	250,000	245,000

		721,682

Real Estate Management & Development - 3.3%
Agile Property Holdings, Ltd.
8.88%, 04/28/2017 (C)	200,000	197,000
China Overseas Finance Cayman V, Ltd.
3.95%, 11/15/2022 (C)	350,000	343,057
Country Garden Holdings Co., Ltd.
7.25%, 04/04/2021 (C)	250,000	243,750
Shimao Property Holdings, Ltd.
6.63%, 01/14/2020 (C)	400,000	390,000
Theta Capital Pte, Ltd.
6.13%, 11/14/2020 (C)	300,000	304,505
Yuzhou Properties Co., Ltd.
8.63%, 01/24/2019 (C)	200,000	195,500

		1,673,812

Road & Rail - 0.5%
Canadian National Railway Co.
1.45%, 12/15/2016	260,000	263,168

Technology Hardware, Storage & Peripherals - 0.6%
Hewlett-Packard Co.
6.00%, 09/15/2041	120,000	141,795
Seagate HDD Cayman
5.75%, 12/01/2034 (B)	125,000	136,104

		277,899

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.9%
DP World, Ltd. Series MTN
6.85%, 07/02/2037 (C)	$ 200,000	$ 233,048
Transnet SOC, Ltd.
4.00%, 07/26/2022 (C)	200,000	196,720

		429,768

Total Corporate Debt Securities (Cost $24,857,514)		24,835,929

LOAN ASSIGNMENTS - 31.3%
Aerospace & Defense - 1.9%
BE Aerospace, Inc., Term Loan B
4.00%, 12/16/2021 (A)	250,000	250,039
Silver II US Holdings LLC, Term Loan
4.00%, 12/13/2019 (A)	500,000	466,458
TransDigm, Inc., Term Loan C
3.75%, 02/28/2020 (A)	250,000	246,077

		962,574

Airlines - 0.5%
US Airways Group Inc., Term Loan B1
3.50%, 05/23/2019 (A)	250,000	246,813

Building Products - 0.5%
CPG International Inc., Term Loan
4.75%, 09/30/2020 (A)	249,369	246,252

Capital Markets - 0.1%
RPI Finance Trust, Term Loan B4
3.50%, 11/09/2020 (A)	44,444	44,463

Chemicals - 1.4%
Gemini HDPE LLC, Term Loan B
4.75%, 08/07/2021 (A)	748,122	731,289

Commercial Services & Supplies - 3.0%
ADS Waste Holdings, Inc., Term Loan
3.75%, 10/09/2019 (A)	500,000	485,469
Asurion LLC, Term Loan B1
5.00%, 05/24/2019 (A)	750,000	744,844
Varsity Brands, Inc., 1st Lien Term Loan
6.00%, 12/11/2021 (A)	297,240	297,611

		1,527,924

Containers & Packaging - 0.5%
FPC Holdings, Inc., 1st Lien Term Loan
5.25%, 11/19/2019 (A)	250,000	244,688

Distributors - 1.0%
American Tire Distributors Holdings, Inc., Term Loan B
TBD, 06/01/2018 (D)	500,000	495,938

Diversified Consumer Services - 2.9%
Acosta Holdco, Inc., Term Loan
5.00%, 09/26/2021 (A)	498,750	499,509
Cengage Learning Acquisitions, Inc., 1st Lien Term Loan
7.00%, 03/31/2020 (A)	498,744	495,003
ServiceMaster Co., Term Loan B
4.25%, 07/01/2021 (A)	498,750	490,749

		1,485,261

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services - 0.5%
Level 3 Financing, Inc., Term Loan B
4.00%, 01/15/2020 (A)	$ 250,000	$ 247,500

Food & Staples Retailing - 1.5%
Albertson’s LLC, Term Loan B2
5.38%, 03/21/2019 (A)	500,000	498,333
Smart & Final Stores LLC, 1st Lien Term Loan
4.75%, 11/15/2019 (A)	250,000	248,594

		746,927

Health Care Providers & Services - 1.8%
Envision Healthcare Corp., Term Loan
4.00%, 05/25/2018 (A)	500,000	497,032
Kindred Healthcare, Inc., Term Loan
4.25%, 04/09/2021 (A)	398,997	392,347

		889,379

Hotels, Restaurants & Leisure - 2.9%
Caesars Entertainment Resort Properties LLC, Term Loan B
7.00%, 10/11/2020 (A)	498,741	474,816
Mohegan Tribal Gaming Authority, Term Loan B
5.50%, 11/19/2019 (A)	498,741	481,129
Travelport Finance S.a.r.l., Term Loan B
6.00%, 09/02/2021 (A)	500,000	500,500

		1,456,445

Independent Power and Renewable Electricity Producers - 2.1%
Astoria Energy LLC, Term Loan B
5.00%, 12/24/2021 (A)	346,021	340,830
Chief Power Finance LLC, Term Loan B
5.75%, 12/31/2020 (A)	253,968	250,794
Exgen Texas Power LLC, Term Loan B
5.75%, 09/16/2021 (A)	500,000	494,375

		1,085,999

Industrial Conglomerates - 0.7%
Auris Luxembourg II S.A., Term Loan B
5.50%, 01/15/2022 (A)	333,333	335,000

Internet Software & Services - 1.5%
Dealer Tire LLC, Term Loan B
5.50%, 12/17/2021 (A)	274,390	273,018
Sabre, Inc., Term Loan B
4.00%, 02/19/2019 (A)	500,000	491,875

		764,893

Media - 2.4%
Charter Communications Operating LLC, Term Loan E
3.00%, 07/01/2020 (A)	500,000	491,072
Gray Television, Inc., Term Loan B
3.75%, 06/10/2021 (A)	242,589	239,101
ION Media Networks, Inc., Term Loan B
4.75%, 12/18/2020 (A)	500,000	493,750

		1,223,923

Multiline Retail - 1.0%
Neiman Marcus Group, Inc., Term Loan
4.25%, 10/25/2020 (A)	500,000	484,063

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels - 1.7%
Jonah Energy LLC, 2nd Lien Term Loan
7.50%, 05/12/2021 (A)	$ 500,000	$ 415,000
MEG Energy Corp., Refi Term Loan
3.75%, 03/31/2020 (A)	500,000	469,791

		884,791

Pharmaceuticals - 1.0%
Par Pharmaceutical Cos., Inc., Term Loan B2
4.00%, 09/30/2019 (A)	498,741	488,267

Software - 2.4%
BMC Software Finance, Inc., Term Loan
5.00%, 09/10/2020 (A)	750,000	725,113
Genesys Telecom Holdings, U.S., Inc., Term Loan B
4.00%, 02/08/2020 (A)	498,731	487,510

		1,212,623

Total Loan Assignments (Cost $15,882,754)		15,805,012

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (E)
U.S. Treasury Bill
0.01%, 07/02/2015 (F) (G)	10,000	9,999

Total Short-Term U.S. Government Obligation (Cost $9,999)		9,999

REPURCHASE AGREEMENT - 23.7%
State Street Bank & Trust Co. 0.01% (F), dated 01/30/2015, to be repurchased at $11,977,897 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $12,220,575.	11,977,887	11,977,887

Total Repurchase Agreement (Cost $11,977,887)		11,977,887

Total Investments (Cost $58,084,392) (H)		58,085,956
Net Other Assets (Liabilities) - (15.2)%		(7,649,150)

Net Assets - 100.0%		$ 50,436,806

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

FUTURES CONTRACTS:

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
U.S. Treasury Bond	Short	(3)	03/20/2015	$(6,946)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
U.S. Government Obligation	$—	$640,828	$—	$640,828
Foreign Government Obligation	—	203,134	—	203,134
Asset-Backed Securities	—	4,613,167	—	4,613,167
Corporate Debt Securities	—	24,835,929	—	24,835,929
Loan Assignments	—	15,805,012	—	15,805,012
Short-Term U.S. Government Obligation	—	9,999	—	9,999
Repurchase Agreement	—	11,977,887	—	11,977,887

Total Investments	$—	$58,085,956	$—	$58,085,956

LIABILITIES
Derivative Financial Instruments
Futures Contracts (J)	$(6,946)	$—	$—	$(6,946)

Total Derivative Financial Instruments	$(6,946)	$—	$—	$(6,946)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. Rate is disclosed as of January 31, 2015.
(B)

144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities aggregated $3,795,849, representing 7.53% of the Fund’s net assets.

(C)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(D)	All or a portion of the security represents unsettled loan commitments at January 31, 2015 where the rate will be determined at time of settlement.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Rate disclosed reflects the yield at January 31, 2015.
(G)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $9,999.

(H)

Aggregate cost for federal income tax purposes is $58,084,392. Aggregate gross unrealized appreciation and depreciation for all securities is $478,029 and $476,465, respectively. Net unrealized appreciation for tax purposes is $1,564.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Derivative financial instrument valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	165,948	$ 16,223,077
TransDigm Group, Inc.	40,880	8,402,066

		24,625,143

Airlines - 0.7%
United Continental Holdings, Inc. (A)	111,270	7,718,800

Beverages - 1.5%
Monster Beverage Corp. (A)	146,536	17,137,385

Biotechnology - 6.2%
Alkermes PLC (A)	112,238	8,109,196
Celgene Corp. (A)	120,450	14,352,822
Gilead Sciences, Inc. (A)	186,598	19,561,068
Incyte Corp. (A) (B)	107,700	8,584,767
Regeneron Pharmaceuticals, Inc., Class A (A) (B)	29,330	12,220,638
Vertex Pharmaceuticals, Inc. (A)	89,466	9,853,785

		72,682,276

Capital Markets - 2.3%
Ameriprise Financial, Inc.	145,150	18,135,041
BlackRock, Inc., Class A	26,400	8,989,464

		27,124,505

Chemicals - 2.0%
Dow Chemical Co.	292,070	13,189,881
Eastman Chemical Co.	145,100	10,286,139

		23,476,020

Communications Equipment - 2.0%
Cisco Systems, Inc.	328,695	8,666,044
QUALCOMM, Inc.	235,236	14,692,840

		23,358,884

Containers & Packaging - 1.0%
Crown Holdings, Inc. (A)	263,380	11,670,368

Electrical Equipment - 0.7%
Eaton Corp. PLC	126,570	7,985,301

Energy Equipment & Services - 1.2%
Halliburton Co.	357,190	14,284,028

Food & Staples Retailing - 5.0%
Costco Wholesale Corp.	151,929	21,724,328
CVS Health Corp.	203,752	20,000,296
Walgreens Boots Alliance, Inc.	238,200	17,567,250

		59,291,874

Food Products - 1.3%
Mondelez International, Inc., Class A	425,588	14,997,721

Health Care Equipment & Supplies - 0.7%
Zimmer Holdings, Inc., Class A	73,733	8,265,469

Health Care Providers & Services - 3.6%
Aetna, Inc.	122,500	11,247,950
Envision Healthcare Holdings, Inc. (A) (B)	212,877	7,318,711

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
McKesson Corp.	65,210	$ 13,866,906
UnitedHealth Group, Inc.	93,290	9,912,063

		42,345,630

Health Care Technology - 1.1%
Cerner Corp. (A)	191,960	12,736,546

Hotels, Restaurants & Leisure - 2.0%
Starbucks Corp.	266,150	23,296,110

Household Products - 1.4%
Colgate-Palmolive Co.	239,100	16,144,032

Insurance - 0.8%
Aon PLC	14,160	1,275,108
Prudential Financial, Inc.	112,850	8,563,058

		9,838,166

Internet & Catalog Retail - 3.4%
Amazon.com, Inc. (A)	60,700	21,519,971
Priceline Group, Inc. (A)	17,756	17,924,327

		39,444,298

Internet Software & Services - 5.8%
Akamai Technologies, Inc. (A)	175,810	10,224,231
Facebook, Inc., Class A (A)	255,343	19,383,087
Google, Inc., Class A (A)	32,713	17,584,873
Google, Inc., Class C (A)	38,548	20,604,677

		67,796,868

IT Services - 6.9%
Accenture PLC, Class A	169,190	14,217,036
Automatic Data Processing, Inc.	170,750	14,091,997
Cognizant Technology Solutions Corp., Class A (A)	233,760	12,653,429
Genpact, Ltd. (A)	540,150	10,840,810
Jack Henry & Associates, Inc.	163,950	10,061,612
Mastercard, Inc., Class A	227,440	18,656,903

		80,521,787

Machinery - 2.2%
Dover Corp.	15,171	1,062,577
Illinois Tool Works, Inc., Class A	169,125	15,743,846
Middleby Corp. (A) (B)	97,920	9,304,359

		26,110,782

Media - 1.7%
Twenty-First Century Fox, Inc., Class A	586,241	19,439,752

Multiline Retail - 1.5%
Dollar Tree, Inc. (A)	249,110	17,711,721

Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp., Class A	168,070	13,739,722
EOG Resources, Inc.	134,890	12,009,257

		25,748,979

Personal Products - 2.1%
Coty, Inc., Class A (A) (B)	516,550	9,824,781
Estee Lauder Cos., Inc., Class A	209,460	14,785,781

		24,610,562

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 5.0%
Actavis PLC (A) (B)	86,780	$ 23,130,341
Bristol-Myers Squibb Co.	421,278	25,390,425
Merck & Co., Inc.	168,978	10,185,994

		58,706,760

Professional Services - 2.7%
Equifax, Inc.	131,790	11,130,983
Nielsen NV	264,161	11,506,853
Verisk Analytics, Inc., Class A (A)	133,490	8,590,082

		31,227,918

Road & Rail - 2.3%
Hertz Global Holdings, Inc. (A) (B)	481,500	9,880,380
JB Hunt Transport Services, Inc. (B)	126,320	10,056,335
Norfolk Southern Corp.	75,150	7,663,046

		27,599,761

Semiconductors & Semiconductor Equipment - 3.1%
Freescale Semiconductor, Ltd. (A) (B)	301,235	9,666,631
Intel Corp.	267,670	8,843,817
Micron Technology, Inc. (A)	278,459	8,149,103
Skyworks Solutions, Inc.	61,380	5,097,609
SunPower Corp., Class A (A) (B)	201,260	4,854,391

		36,611,551

Software - 6.3%
Activision Blizzard, Inc.	414,910	8,669,544
Intuit, Inc.	170,827	14,831,200
Microsoft Corp.	798,099	32,243,200
salesforce.com, Inc. (A)	197,080	11,125,166
Solera Holdings, Inc. (B)	139,670	7,206,972

		74,076,082

Specialty Retail - 7.0%
Advance Auto Parts, Inc.	105,402	16,758,918
Lowe’s Cos., Inc.	353,326	23,941,370
Michaels Cos., Inc. (A)	235,000	6,063,000
Ross Stores, Inc.	170,160	15,605,373
TJX Cos., Inc.	291,870	19,245,908

		81,614,569

Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	709,274	83,098,542

Textiles, Apparel & Luxury Goods - 2.5%
PVH Corp.	132,320	14,589,603
Ralph Lauren Corp., Class A	85,710	14,304,142

		28,893,745

Tobacco - 1.8%
Altria Group, Inc.	408,450	21,688,695

Total Common Stocks (Cost $1,023,052,525)		1,161,880,630

SECURITIES LENDING COLLATERAL - 6.1%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.17% (C)	71,701,288	71,701,288

Total Securities Lending Collateral (Cost $71,701,288)		71,701,288

Principal	Value
REPURCHASE AGREEMENT - 1.3%

State Street Bank & Trust Co. 0.01% (C), dated 01/30/2015, to be repurchased at $15,811,338 on 02/02/2015. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 12/01/2027, and with a value of $16,129,264.

$ 15,811,325	$ 15,811,325

Total Repurchase Agreement (Cost $15,811,325)	15,811,325

Total Investments (Cost $1,110,565,138) (D)	1,249,393,243
Net Other Assets (Liabilities) - (6.6)%	(77,274,446)

Net Assets - 100.0%	$ 1,172,118,797

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2015
ASSETS
Investments
Common Stocks	$1,161,880,630	$—	$—	$1,161,880,630
Securities Lending Collateral	71,701,288	—	—	71,701,288
Repurchase Agreement	—	15,811,325	—	15,811,325

Total Investments	$1,233,581,918	$15,811,325	$—	$1,249,393,243

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $70,180,855. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at January 31, 2015.
(D)	Aggregate cost for federal income tax purposes is $1,110,565,138. Aggregate gross unrealized appreciation and depreciation for all securities is $185,550,392 and $46,722,287, respectively. Net unrealized appreciation for tax purposes is $138,828,105.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2015. See the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2015 Form N-Q

Notes to Schedules of Investments

At January 31, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The Funds (each, a “Fund” and collectively, the “Funds”) listed in a table below are a series of the Trust.

Fund Name	Fund Name
Transamerica Arbitrage Strategy	Transamerica International Equity
Transamerica Asset Allocation – Conservative Portfolio	Transamerica International Equity Opportunities
Transamerica Asset Allocation – Growth Portfolio	Transamerica International Small Cap
Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica International Small Cap Value
Transamerica Asset Allocation – Moderate Portfolio	Transamerica Large Cap Value
Transamerica Bond	Transamerica Long/Short Strategy
Transamerica Capital Growth	Transamerica Managed Futures Strategy
Transamerica Commodity Strategy	Transamerica Mid Cap Growth
Transamerica Concentrated Growth	Transamerica Mid Cap Value
Transamerica Core Bond	Transamerica Mid Cap Value Opportunities
Transamerica Developing Markets Equity	Transamerica MLP & Energy Income
Transamerica Dividend Focused	Transamerica Money Market
Transamerica Emerging Markets Debt	Transamerica Multi-Managed Balanced
Transamerica Emerging Markets Equity	Transamerica Multi-Manager Alternative Strategies Portfolio
Transamerica Enhanced Muni	Transamerica Opportunistic Allocation
Transamerica Flexible Income	Transamerica Short-Term Bond
Transamerica Floating Rate	Transamerica Small Cap Core
Transamerica Global Bond	Transamerica Small Cap Growth
Transamerica Global Equity	Transamerica Small Cap Value
Transamerica Global Real Estate Securities	Transamerica Small/Mid Cap Value
Transamerica Growth	Transamerica Strategic High Income
Transamerica Growth Opportunities	Transamerica Tactical Allocation
Transamerica High Yield Bond	Transamerica Tactical Income
Transamerica High Yield Muni	Transamerica Tactical Rotation
Transamerica Income & Growth	Transamerica Total Return
Transamerica Inflation Opportunities	Transamerica Unconstrained Bond (A)
Transamerica Intermediate Bond	Transamerica US Growth

(A)	Fund commenced operations on December 8, 2014.

The following is a summary of significant accounting policies followed by the Funds.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as the following, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at January 31, 2015, if any, are shown on a gross basis in the Schedule of Investments or Consolidated Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at January 31, 2015.

Open repurchase agreements at January 31, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Transamerica Money Market (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Transamerica Bond and Transamerica Managed Futures Strategy utilize forward foreign currency contracts for speculative purposes as well. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at January 31, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Funds	January 31, 2015 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2015

(unaudited)

NOTE 1. (continued)

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. The Funds purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Fund writes a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Foreign currency options: The Funds may purchase or write foreign currency options. Purchasing foreign currency options gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Open option contracts at January 31, 2015, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Transactions in written options were as follows:

Transamerica Arbitrage Strategy	Amount of Premiums	Number of Contracts
Balance at October 31, 2014	$263,975	2,051
Options written	284,314	2,240
Options closed	(340,048)	(2,282)
Options expired	(134,971)	(1,300)
Options exercised	(2,909)	(29)

Balance at January 31, 2015	$70,361	680

Transamerica MLP & Energy Income	Amount of Premiums	Number of Contracts
Balance at October 31, 2014	$82,292	675
Options written	192,304	1,100
Options closed	—	—
Options expired	(192,304)	(1,100)
Options exercised	(82,292)	(675)

Balance at January 31, 2015	$—	—

Transamerica Total Return	Amount of Premiums	Number of Contracts
Balance at October 31, 2014	$78,096	310
Options written	274,533	966
Options closed	(27,597)	(89)
Options expired	(188,694)	(745)
Options exercised	(98,539)	(319)

Balance at January 31, 2015	$37,799	123

Transamerica Funds	January 31, 2015 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2015

(unaudited)

NOTE 1. (continued)

Transactions in written swaptions and foreign exchange options were as follows:

Transamerica Total Return	Amount of Premiums	Notional Amount	Notional Amount		Notional Amount
Balance at October 31, 2014	$2,192,217	$323,200,000	AUD	23,100,000	EUR	54,300,000
Options written	1,184,995	167,800,000		3,100,000		23,600,000
Options closed	(121,178)	(12,600,000)		—		—
Options expired	(1,019,223)	(196,800,000)		(16,700,000)		(28,900,000)
Options exercised	(457,520)	(78,500,000)		(9,500,000)		(25,300,000)

Balance at January 31, 2015	$1,779,291	$203,100,000	AUD	—	EUR	23,700,000

Futures contracts: The Funds are subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (“variation margin”) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Open futures contracts at January 31, 2015, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Specific risks and accounting related to each type of swap agreement are identified and described as follows:

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swaps, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments or Consolidated Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the

Transamerica Funds	January 31, 2015 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2015

(unaudited)

NOTE 1. (continued)

footnotes to the Schedule of Investments or Consolidated Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Cross-currency swap agreements: The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swaps in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Funds with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Open OTC and centrally cleared swap agreements at January 31, 2015, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Funds, with the exception of Money Market, may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

The following Fund’s average borrowings for the period ended January 31, 2015 were as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica Total Return	$11,818,773	38	(0.02)%

Transamerica Funds	January 31, 2015 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2015

(unaudited)

NOTE 1. (continued)

Open reverse repurchase agreements at January 31, 2015, if any, are included in the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as the following, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds, the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

The following Fund’s average borrowings for the period ended January 31, 2015 were as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica Total Return	$13,475,214	92	0.06%

Open sale-buyback financing transactions at January 31, 2015, if any, are included in the Schedule of Investments or Consolidated Schedule of Investments.

Short sales: A short sale is a transaction in which the Funds sell securities it does not own, but has borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Fund may be unable to replace borrowed securities sold short.

Open short sale transactions at January 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Transamerica Funds	January 31, 2015 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2015

(unaudited)

NOTE 1. (continued)

The Funds held no unsecured loan participations at January 31, 2015. Open loan participations and assignments at January 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Structured notes: Certain Funds invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investing in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments.

Open structured notes at January 31, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuation.

TBA commitments held at January 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

When-Issued, forward delivery securities and delayed delivery settlements: The Funds may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Funds will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed delivery basis, the Funds do not participate in future gains and losses on the security.

When-issued securities held at January 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at January 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Funds	January 31, 2015 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2015

(unaudited)

NOTE 1. (continued)

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at January 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at January 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at January 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis.

Generally Accepted Accounting Principles in the United States of America establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Funds’ investments, at January 31, 2015, is disclosed in the Security Valuation section of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

Under supervision of the Board of Trustees (the “Board”), TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	January 31, 2015 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2015

(unaudited)

NOTE 2. (continued)

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the Net Asset Value (“NAV”) of the underlying funds. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds (“ETF”) are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Transamerica Funds	January 31, 2015 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2015

(unaudited)

NOTE 2. (continued)

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models based that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	January 31, 2015 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2015

(unaudited)

NOTE 3. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. A significant change resulting from these amendments is a requirement that institutional prime and institutional municipal money market funds transact fund shares based on a market-based NAV. Government, treasury, retail prime and retail municipal money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). The amendments have staggered compliance dates; however, the majority of these amendments will be effective on October 14, 2016, two years after the effective date for the rule amendments. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact to the Funds’ financial statements.

Transamerica Funds	January 31, 2015 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
Date:	March 30, 2015

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
Principal Financial Officer
Date:	March 30, 2015